UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard International Stock Index Funds

Vanguard European Stock Index Fund Vanguard Pacific Stock Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

European Stock Index Fund	3

Pacific Stock Index Fund	23

Trustees Approve Advisory Arrangements	42

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2018	4/30/2019	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,086.28	$1.19
FTSE Europe ETF Shares	1,000.00	1,087.12	0.41
AdmiralTM Shares	1,000.00	1,086.94	0.52
Institutional Shares	1,000.00	1,087.27	0.41
Institutional Plus Shares	1,000.00	1,087.13	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,060.05	$1.17
FTSE Pacific ETF Shares	1,000.00	1,060.46	0.41
Admiral Shares	1,000.00	1,060.23	0.51
Institutional Shares	1,000.00	1,060.25	0.41
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
FTSE Europe ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
FTSE Pacific ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

European Stock Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	6.3%
Consumer Goods	18.1
Consumer Services	6.8
Financials	21.5
Health Care	12.4
Industrials	15.2
Oil & Gas	7.7
Technology	5.2
Telecommunications	3.0
Utilities	3.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
§,1Austria †	104,666	0.5%

Belgium
Anheuser-Busch InBev SA/NV	1,505,074	133,812	0.7%
Belgium—Other †	227,432	1.1%
361,244	1.8%
Denmark
Novo Nordisk A/S Class B	3,319,726	162,648	0.8%
[1]	Denmark—Other †	372,150	1.9%
534,798	2.7%

Finland †	389,057	2.0%

France
TOTAL SA	4,882,462	271,421	1.4%
LVMH Moet Hennessy Louis Vuitton SE	484,996	190,419	1.0%
Sanofi	2,118,048	184,799	0.9%
Airbus SE	1,073,153	146,947	0.7%
BNP Paribas SA	2,111,885	112,423	0.6%
^	AXA SA	3,752,822	100,075	0.5%
Danone SA	1,167,015	94,386	0.5%
Safran SA	631,666	92,073	0.5%
Vinci SA	906,702	91,574	0.5%
Kering SA	144,877	85,732	0.4%
Schneider Electric SE	998,292	84,474	0.4%
1	France—Other †	1,672,057	8.5%
3,126,380	15.9%
Germany
SAP SE	1,892,117	243,910	1.2%
Allianz SE	824,419	199,275	1.0%
Siemens AG	1,498,942	179,727	0.9%
BASF SE	1,787,798	145,958	0.7%
Bayer AG	1,823,070	121,298	0.6%
*	Daimler AG	1,680,132	110,277	0.6%

4

European Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Deutsche Telekom AG	6,307,715	105,686	0.5%
	adidas AG	368,765	94,990	0.5%
1	Siemens Healthineers AG	255,039	10,917	0.1%
1	Germany—Other †		1,489,415	7.6%
			2,701,453	13.7%

§Ireland †			124,621	0.6%

Italy
	Enel SPA	15,192,154	96,200	0.5%
	Eni SPA	4,888,520	83,306	0.4%
1	Italy—Other †		636,312	3.2%
			815,818	4.1%
Netherlands
	Unilever NV	2,956,207	178,865	0.9%
	ASML Holding NV	779,091	162,683	0.8%
	ING Groep NV	7,607,853	97,077	0.5%
1	Netherlands—Other †		630,594	3.2%
			1,069,219	5.4%

[1]Norway †			280,245	1.4%

[1]Poland †			128,510	0.7%

Portugal †			61,930	0.3%

Spain
	Banco Santander SA	31,416,447	159,262	0.8%
*	Iberdrola SA	11,967,692	108,756	0.6%
^	Banco Bilbao Vizcaya Argentaria SA	13,004,368	79,078	0.4%
	Siemens Gamesa Renewable Energy SA	436,811	7,845	0.0%
1	Spain—Other †		569,867	2.9%
			924,808	4.7%

[1]Sweden †			917,304	4.7%

Switzerland
	Nestle SA	5,884,095	566,507	2.9%
	Roche Holding AG	1,381,016	364,400	1.8%
	Novartis AG	4,252,910	348,484	1.8%
	Zurich Insurance Group AG	293,948	93,701	0.5%
	UBS Group AG	6,745,074	90,448	0.5%
*	Alcon Inc.	850,395	48,973	0.2%
	Roche Holding AG (Bearer)	27,698	7,247	0.0%
§,1	Switzerland—Other †		1,050,319	5.3%
			2,570,079	13.0%
United Kingdom
	HSBC Holdings plc	39,269,719	342,156	1.7%
	BP plc	38,740,436	281,709	1.4%
	Royal Dutch Shell plc Class A	7,513,757	239,399	1.2%
	Royal Dutch Shell plc Class B	7,304,329	235,736	1.2%

5

European Stock Index Fund

			Shares	Market Value• ($000)	Percentage of Net Assets
	GlaxoSmithKline plc		9,520,296	195,578	1.0%
	Diageo plc		4,635,827	195,436	1.0%
	AstraZeneca plc		2,562,951	190,940	1.0%
	British American Tobacco plc		4,297,669	168,249	0.8%
	Unilever plc		2,134,665	129,393	0.7%
	Rio Tinto plc		2,164,271	126,262	0.6%
	Prudential plc		5,061,658	115,008	0.6%
	Lloyds Banking Group plc		138,784,269	113,503	0.6%
	Reckitt Benckiser Group plc		1,222,849	98,936	0.5%
	Vodafone Group plc		52,139,257	96,712	0.5%
	BHP Group plc		4,061,737	95,876	0.5%
	Glencore plc		22,042,905	87,457	0.4%
	Royal Dutch Shell plc Class A (Amsterdam Shares)		1,204,798	38,338	0.2%
§,1	United Kingdom—Other †			2,683,723	13.6%
				5,434,411	27.5%
	Total Common Stocks (Cost $23,478,828)			19,544,543	99.0%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.545%	8,213,845	821,466	4.1%

	5 U.S. Government and Agency Obligations †			13,991	0.1%
	Total Temporary Cash Investments (Cost $835,509)			835,457	4.2%	2
	Total Investments (Cost $24,314,337)			20,380,000	103.2%

				Amount
				($000)
	Other Assets and Liabilities
	Other Assets
	Investment in Vanguard			946
	Receivables for Investment Securities Sold			4
	Receivables for Accrued Income			148,427
	Receivables for Capital Shares Issued			897
	Variation Margin Receivable—Futures Contracts			434
	Unrealized Appreciation—Forward Currency Contracts			1,101
	Other Assets[6]			15,679
	Total Other Assets			167,488	0.9%
	Liabilities
	Payables for Investment Securities Purchased			(89,773)
	Collateral for Securities on Loan			(692,836)
	Payables for Capital Shares Redeemed			(3,462)
	Payables to Vanguard			(10,363)
	Variation Margin Payable—Futures Contracts			(199)
	Unrealized Depreciation—Forward Currency Contracts			(4,559)
	Other Liabilities			(485)
	Total Liabilities			(801,677)	(4.1%	)
	Net Assets			19,745,811	100.0%

6

European Stock Index Fund

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	23,733,147
Total Distributable Earnings (Loss)	(3,987,336)
Net Assets	19,745,811

Investor Shares–Net Assets
Applicable to 15,560,644 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	465,372
Net Asset Value Per Share–Investor Shares	$29.91

ETF Shares–Net Assets
Applicable to 250,155,574 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,927,385
Net Asset Value Per Share–ETF Shares	$55.67

Admiral Shares–Net Assets
Applicable to 63,195,582 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,400,885
Net Asset Value Per Share–Admiral Shares	$69.64

Institutional Shares–Net Assets
Applicable to 28,362,680 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	842,279
Net Asset Value Per Share–Institutional Shares	$29.70

Institutional Plus Shares–Net Assets
Applicable to 828,183 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	109,890
Net Asset Value Per Share–Institutional Plus Shares	$132.69

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $616,482,000.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $395,699,000, representing 2.0% of net assets.

2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.2%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $692,836,000 of collateral received for securities on loan.
5	Securities with a value of $11,992,000 have been segregated as initial margin for open futures contracts.
6	Cash of $5,880,000 has been segregated as collateral for open forward currency contracts.

7

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2019	3,060		118,382	3,628
FTSE 100 Index	June 2019	798		76,687	1,263
					4,891

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/26/19	EUR	106,834	USD	121,920	—	(1,488)
Morgan Stanley Capital Services LLC	6/26/19	GBP	48,926	USD	65,239	—	(1,242)
Citibank, N.A.	6/26/19	EUR	46,470	USD	53,017	—	(634)
Citibank, N.A.	6/26/19	GBP	26,424	USD	35,122	—	(559)
Barclays Bank plc	6/26/19	EUR	14,569	USD	16,339	84	—
BNP Paribas	6/26/19	GBP	11,572	USD	15,164	—	(26)
UBS AG	6/26/19	EUR	11,061	USD	12,429	40	—
BNP Paribas	6/26/19	EUR	10,666	USD	12,063	—	(39)
Morgan Stanley Capital Services LLC	6/26/19	GBP	5,902	USD	7,658	62	—
Toronto-Dominion Bank	6/26/19	GBP	4,540	USD	6,004	—	(66)
Goldman Sachs International	6/26/19	GBP	2,837	USD	3,672	39	—
Toronto-Dominion Bank	6/26/19	EUR	2,156	USD	2,463	—	(33)
Goldman Sachs International	6/26/19	GBP	1,389	USD	1,852	—	(36)
Barclays Bank plc	6/26/19	USD	55,126	EUR	48,474	483	—
Goldman Sachs International	6/26/19	USD	46,685	EUR	41,580	—	(186)
Toronto-Dominion Bank	6/26/19	USD	28,829	GBP	21,739	393	—
Bank of America, N.A.	6/26/19	USD	28,531	GBP	22,003	—	(250)
						1,101	(4,559)

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

At April 30, 2019, the counterparties had deposited in segregated accounts securities with a value of $544,000 and cash of $760,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

8

European Stock Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends[1]	328,959
Interest[2]	622
Securities Lending—Net	3,525
Total Income	333,106
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,423
Management and Administrative—Investor Shares	465
Management and Administrative—ETF Shares	3,423
Management and Administrative—Admiral Shares	1,529
Management and Administrative—Institutional Shares	214
Management and Administrative—Institutional Plus Shares	31
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—ETF Shares	288
Marketing and Distribution—Admiral Shares	99
Marketing and Distribution—Institutional Shares	15
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	426
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	234
Shareholders’ Reports—Admiral Shares	20
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	8,213
Net Investment Income	324,893
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(2,232)
Futures Contracts	(2,544)
Forward Currency Contracts	(5,252)
Foreign Currencies	(590)
Realized Net Gain (Loss)	(10,618)

See accompanying Notes, which are an integral part of the Financial Statements.

9

European Stock Index Fund

Statement of Operations (continued)
Six Months Ended April 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,220,773
Futures Contracts	9,596
Forward Currency Contracts	1,888
Foreign Currencies	(362)
Change in Unrealized Appreciation (Depreciation)	1,231,895
Net Increase (Decrease) in Net Assets Resulting from Operations	1,546,170

1   Dividends are net of foreign withholding taxes of $33,166,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $445,000, $11,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $19,350,000 of net gains resulting from in-kind redemptions; such gains are not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

10

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	324,893	799,199
Realized Net Gain (Loss)	(10,618)	664,347
Change in Unrealized Appreciation (Depreciation)	1,231,895	(3,419,864)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,546,170	(1,956,318)
Distributions
Net Investment Income
Investor Shares	(5,372)	(20,533)
ETF Shares	(159,738)	(585,908)
Admiral Shares	(47,981)	(158,017)
Institutional Shares	(9,198)	(26,885)
Institutional Plus Shares	(1,616)	(6,293)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(223,905)	(797,636)
Capital Share Transactions
Investor Shares	(108,966)	(86,129)
ETF Shares	(1,623,216)	(1,240,151)
Admiral Shares	(76,689)	(29,222)
Institutional Shares	23,541	99,822
Institutional Plus Shares	(63,520)	70,149
Net Increase (Decrease) from Capital Share Transactions	(1,848,850)	(1,185,531)
Total Increase (Decrease)	(526,585)	(3,939,485)
Net Assets
Beginning of Period	20,272,396	24,211,881
End of Period	19,745,811	20,272,396

See accompanying Notes, which are an integral part of the Financial Statements.

11

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.85	$31.44	$25.27	$27.98	$29.05	$30.42
Investment Operations
Net Investment Income	.440 [1]	.968 [1]	.827 [1]	.881	.866	1.235 [2]
Net Realized and Unrealized Gain (Loss) on Investments	1.930	(3.572)	6.109	(2.738)	(1.058)	(1.380)
Total from Investment Operations	2.370	(2.604)	6.936	(1.857)	(.192)	(.145)
Distributions
Dividends from Net Investment Income	(.310)	(.986)	(.766)	(.853)	(.878)	(1.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.310)	(.986)	(.766)	(.853)	(.878)	(1.225)
Net Asset Value, End of Period	$29.91	$27.85	$31.44	$25.27	$27.98	$29.05

Total Return[3]	8.63%	-8.53%	27.77%	-6.63%	-0.77%	-0.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$465	$543	$701	$608	$730	$782
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.08%	3.14%	2.81%	3.35%	3.05%	4.12%[2]
Portfolio Turnover Rate[4]	3%	6%	4%	6%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$51.84	$58.54	$47.05	$52.09	$54.08	$56.64
Investment Operations
Net Investment Income	.883 [1]	1.912 [1]	1.567 [1]	1.717	1.691	2.384 [2]
Net Realized and Unrealized Gain (Loss) on Investments	3.564	(6.689)	11.434	(5.094)	(1.970)	(2.577)
Total from Investment Operations	4.447	(4.777)	13.001	(3.377)	(.279)	(.193)
Distributions
Dividends from Net Investment Income	(.617)	(1.923)	(1.511)	(1.663)	(1.711)	(2.367)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.617)	(1.923)	(1.511)	(1.663)	(1.711)	(2.367)
Net Asset Value, End of Period	$55.67	$51.84	$58.54	$47.05	$52.09	$54.08

Total Return	8.71%	-8.44%	27.98%	-6.43%	-0.62%	-0.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,927	$14,624	$17,880	$10,533	$15,578	$11,676
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.23%	3.28%	2.97%	3.51%	3.19%	4.26%[2]
Portfolio Turnover Rate[3]	3%	6%	4%	6%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$64.84	$73.23	$58.85	$65.16	$67.64	$70.85
Investment Operations
Net Investment Income	1.117 [1]	2.353 [1]	2.016 [1]	2.151	2.113	2.983 [2]
Net Realized and Unrealized Gain (Loss) on Investments	4.439	(8.338)	14.251	(6.379)	(2.454)	(3.233)
Total from Investment Operations	5.556	(5.985)	16.267	(4.228)	(.341)	(.250)
Distributions
Dividends from Net Investment Income	(.756)	(2.405)	(1.887)	(2.082)	(2.139)	(2.960)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.756)	(2.405)	(1.887)	(2.082)	(2.139)	(2.960)
Net Asset Value, End of Period	$69.64	$64.84	$73.23	$58.85	$65.16	$67.64

Total Return[3]	8.69%	-8.43%	27.99%	-6.48%	-0.61%	-0.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,401	$4,174	$4,754	$3,609	$4,137	$3,949
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.21%	3.27%	2.97%	3.51%	3.19%	4.26%[2]
Portfolio Turnover Rate[4]	3%	6%	4%	6%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.65	$31.23	$25.10	$27.79	$28.85	$30.21
Investment Operations
Net Investment Income	.482 [1]	1.014 [1]	.873 [1]	.921	.910	1.282 [2]
Net Realized and Unrealized Gain (Loss) on Investments	1.896	(3.564)	6.068	(2.719)	(1.048)	(1.371)
Total from Investment Operations	2.378	(2.550)	6.941	(1.798)	(.138)	(.089)
Distributions
Dividends from Net Investment Income	(.328)	(1.030)	(.811)	(.892)	(.922)	(1.271)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.328)	(1.030)	(.811)	(.892)	(.922)	(1.271)
Net Asset Value, End of Period	$29.70	$27.65	$31.23	$25.10	$27.79	$28.85

Total Return	8.73%	-8.42%	28.00%	-6.46%	-0.58%	-0.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$842	$760	$756	$574	$867	$1,006
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.23%	3.29%	2.99%	3.53%	3.22%	4.29%[2]
Portfolio Turnover Rate[3]	3%	6%	4%	6%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

European Stock Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months				Dec. 5,	Nov. 1,
	Ended				2014[2] to	2013, to
For a Share Outstanding	April 30,	Year Ended October 31,			Oct. 31,	Mar. 17,
Throughout Each Period	2019	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$123.55	$139.48	$112.09	$124.09	$131.51	$126.52
Investment Operations
Net Investment Income	1.925 [3]	4.711 [3]	3.910 [3]	4.121	3.878	2.253 [4]
Net Realized and Unrealized Gain (Loss) on Investments	8.682	(16.018)	27.110	(12.133)	(7.151)	2.866
Total from Investment Operations	10.607	(11.307)	31 .020	(8.012)	(3.273)	5.119
Distributions
Dividends from Net Investment Income	(1.467)	(4.623)	(3.630)	(3.988)	(4.147)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.467)	(4.623)	(3.630)	(3.988)	(4.147)	(.539)
Net Asset Value, End of Period	$132.69	$123.55	$139.48	$112.09	$124.09	$131.10[1]

Total Return	8.71%	-8.36%	28.03%	-6.45%	-2.59%	4.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110	$170	$122	$99	$242	—
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.24%	3.30%	3.00%	3.54%	3.11%[5]	4.80%[4,5]
Portfolio Turnover Rate[6]	3%	6%	4%	6%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Net asset value as of March 17, 2014, on which date all shares were redeemed.

2   Recommencement of operations.

3   Calculated based on average shares outstanding.

4   Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

5   Annualized.

6   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2019, the fund had a concentration of its investments in securities issued in the United Kingdom, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.             Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange- traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.             Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.             Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

17

European Stock Index Fund

market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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European Stock Index Fund

5.             Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6.             Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7.             Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8.             Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other

19

European Stock Index Fund

amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $946,000, representing 0.00% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	10,113	19,534,341	89
Temporary Cash Investments	821,466	13,991	—
Futures Contracts—Assets[1]	434	—	—
Futures Contracts—Liabilities[1]	(199)	—	—
Forward Currency Contracts—Assets	—	1,101	—
Forward Currency Contracts—Liabilities	—	(4,559)	—
Total	831,814	19,544,874	89

1 Represents variation margin on the last day of the reporting period.

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European Stock Index Fund

D.  At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	434	—	434
Unrealized Appreciation—Forward Currency Contracts	—	1,101	1,101
Total Assets	434	1,101	1,535

Variation Margin Payable—Futures Contracts	(199)	—	(199)
Unrealized Depreciation—Forward Currency Contracts	—	(4,559)	(4,559)
Total Liabilities	(199)	(4,559)	(4,758)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,544)	—	(2,544)
Forward Currency Contracts	—	(5,252)	(5,252)
Realized Net Gain (Loss) on Derivatives	(2,544)	(5,252)	(7,796)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	9,596	—	9,596
Forward Currency Contracts	—	1,888	1,888
Change in Unrealized Appreciation (Depreciation) on Derivatives	9,596	1,888	11,484

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	24,330,082
Gross Unrealized Appreciation	2,168,976
Gross Unrealized Depreciation	(6,117,625)
Net Unrealized Appreciation (Depreciation)	(3,948,649)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $166,753,000, which may be used to offset future net capital gains through October 31, 2019.

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European Stock Index Fund

F.  During the six months ended April 30, 2019, the fund purchased $269,986,000 of investment securities and sold $2,037,281,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $1,621,462,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.  Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,749	385	95,588	3,025
Issued in Lieu of Cash Distributions	4,563	169	16,966	557
Redeemed	(124,278)	(4,502)	(198,683)	(6,353)
Net Increase (Decrease)—Investor Shares	(108,966)	(3,948)	(86,129)	(2,771)
ETF Shares
Issued	3,255	62	1,699,045	27,983
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,626,471)	(32,000)	(2,939,196)	(51,300)
Net Increase (Decrease)—ETF Shares	(1,623,216)	(31,938)	(1,240,151)	(23,317)
Admiral Shares
Issued	298,306	4,620	633,624	8,635
Issued in Lieu of Cash Distributions	39,462	626	132,532	1,868
Redeemed	(414,457)	(6,433)	(795,378)	(11,037)
Net Increase (Decrease)—Admiral Shares	(76,689)	(1,187)	(29,222)	(534)
Institutional Shares
Issued	76,916	2,781	189,062	6,135
Issued in Lieu of Cash Distributions	5,983	223	17,527	579
Redeemed	(59,358)	(2,129)	(106,767)	(3,424)
Net Increase (Decrease)—Institutional Shares	23,541	875	99,822	3,290
Institutional Plus Shares
Issued	—	—	192,545	1,380
Issued in Lieu of Cash Distributions	1,616	14	6,293	47
Redeemed	(65,136)	(565)	(128,689)	(926)
Net Increase (Decrease)—Institutional Plus Shares	(63,520)	(551)	70,149	501

H.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

22

Pacific Stock Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	7.2%
Consumer Goods	16.9
Consumer Services	10.5
Financials	23.3
Health Care	7.3
Industrials	18.7
Oil & Gas	1.8
Technology	8.1
Telecommunications	3.7
Utilities	2.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

23

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	1,783,617	93,738	1.3%
	BHP Group Ltd.	2,985,051	78,991	1.1%
	Westpac Banking Corp.	3,468,220	67,375	1.0%
	CSL Ltd.	457,262	64,136	0.9%
	Australia & New Zealand Banking Group Ltd.	2,895,009	55,540	0.8%
	National Australia Bank Ltd.	2,813,001	50,226	0.7%
	Woolworths Group Ltd.	1,329,072	29,841	0.4%
	Macquarie Group Ltd.	311,614	29,614	0.4%
	Wesfarmers Ltd.	1,145,236	29,069	0.4%
§,1	Australia—Other †		655,088	9.3%
			1,153,618	16.3%

§China †			42	0.0%

Hong Kong
	AIA Group Ltd.	12,240,512	125,336	1.8%
	Hong Kong Exchanges & Clearing Ltd.	1,255,964	43,631	0.6%
	CK Hutchison Holdings Ltd.	2,710,059	28,493	0.4%
§,1	Hong Kong—Other †		465,496	6.6%
			662,956	9.4%
Japan
	Toyota Motor Corp.	2,525,870	156,378	2.2%
	SoftBank Group Corp.	862,385	91,440	1.3%
	Sony Corp.	1,280,439	64,493	0.9%
	Mitsubishi UFJ Financial Group Inc.	12,632,072	62,674	0.9%
	Keyence Corp.	91,233	57,002	0.8%
	Takeda Pharmaceutical Co. Ltd.	1,534,124	56,612	0.8%
	Honda Motor Co. Ltd.	1,762,486	49,179	0.7%
	Sumitomo Mitsui Financial Group Inc.	1,337,588	48,616	0.7%
	KDDI Corp.	1,765,866	40,699	0.6%
	Mizuho Financial Group Inc.	25,693,870	40,127	0.6%
	Central Japan Railway Co.	182,452	39,234	0.6%
	Shin-Etsu Chemical Co. Ltd.	412,150	39,041	0.6%
	Nintendo Co. Ltd.	108,795	37,471	0.5%

24

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Kao Corp.	481,025	37,134	0.5%
	FANUC Corp.	196,268	36,874	0.5%
	Recruit Holdings Co. Ltd.	1,209,512	36,423	0.5%
	Mitsubishi Corp.	1,301,421	35,851	0.5%
	East Japan Railway Co.	373,245	35,175	0.5%
	Tokio Marine Holdings Inc.	674,824	34,190	0.5%
	Daikin Industries Ltd.	268,373	34,169	0.5%
	Nidec Corp.	236,833	33,829	0.5%
	Daiichi Sankyo Co. Ltd.	641,849	31,736	0.4%
	Hitachi Ltd.	934,428	31,077	0.4%
	Shiseido Co. Ltd.	393,038	30,916	0.4%
	Fast Retailing Co. Ltd.	51,930	30,046	0.4%
	Murata Manufacturing Co. Ltd.	575,979	28,922	0.4%
	Canon Inc.	1,039,011	28,831	0.4%
	Mitsubishi Electric Corp.	1,996,014	28,563	0.4%
	Japan Tobacco Inc.	1,209,269	27,943	0.4%
	Mitsui & Co. Ltd.	1,710,057	27,659	0.4%
	Seven & i Holdings Co. Ltd.	780,049	26,995	0.4%
	Nippon Telegraph & Telephone Corp.	647,843	26,956	0.4%
	Astellas Pharma Inc.	1,944,701	26,339	0.4%
	Softbank Corp.	1,628,281	19,169	0.3%
	Hino Motors Ltd.	267,956	2,540	0.0%
	Misawa Homes Co. Ltd.	23,905	167	0.0%
	Japan—Other †		2,644,923	37.4%
			4,079,393	57.7%

New Zealand †			63,189	0.9%

Singapore
	DBS Group Holdings Ltd.	1,826,113	37,975	0.6%
	Oversea-Chinese Banking Corp. Ltd.	3,364,897	29,975	0.4%
	United Overseas Bank Ltd.	1,296,590	26,552	0.4%
§	Singapore—Other †		136,750	1.9%
			231,252	3.3%
South Korea
	Samsung Electronics Co. Ltd.	4,759,551	187,132	2.7%
	SK Hynix Inc.	522,143	35,334	0.5%
	Samsung Electronics Co. Ltd. Preference Shares	752,246	23,998	0.3%
§,1	South Korea—Other †		549,962	7.8%
			796,426	11.3%
Total Common Stocks (Cost $7,546,800)			6,986,876	98.9%[2]
§Preferred Stocks (Cost –) †			44	0.0%

		Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.545%	1,282,941	128,307	1.8%

5U.S. Government and Agency Obligations †				2,838	0.1%
Total Temporary Cash Investments (Cost $131,157)				131,145	1.9%[2]
[6]Total Investments (Cost $7,677,957)				7,118,065	100.8%

25

Pacific Stock Index Fund

	Amount ($000)	Percentage of Net Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	346
Receivables for Investment Securities Sold	2
Receivables for Accrued Income	44,150
Receivables for Capital Shares Issued	2,015
Variation Margin Receivable—Futures Contracts	306
Unrealized Appreciation—Forward Currency Contracts	401
Other Assets[4,5,7]	12,222
Total Other Assets	59,442	0.8%
Liabilities
Payables for Investment Securities Purchased	(35)
Collateral for Securities on Loan	(106,846)
Payables for Capital Shares Redeemed	(1,401)
Payables to Vanguard	(4,513)
Variation Margin Payable—Futures Contracts	(571)
Unrealized Depreciation—Forward Currency Contracts	(756)
Other Liabilities	(9)
Total Liabilities	(114,131)	(1.6%)
Net Assets	7,063,376	100.0%

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	7,647,367
Total Distributable Earnings (Loss)	(583,991)
Net Assets	7,063,376

Investor Shares—Net Assets
Applicable to 16,611,666 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	211,745
Net Asset Value Per Share—Investor Shares	$12.75

ETF Shares—Net Assets
Applicable to 61,071,476 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,084,198
Net Asset Value Per Share—ETF Shares	$66.88

Admiral Shares—Net Assets
Applicable to 27,841,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,302,680
Net Asset Value Per Share—Admiral Shares	$82.71

26

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 36,728,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	464,753
Net Asset Value Per Share—Institutional Shares	$12.65

•	See Note A in Notes to Financial Statements.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $27,047,000, representing 0.4% of net assets.

2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $106,846,000 of collateral received for securities on loan, of which $106,835,000 is held in Vanguard Market Liquidity Fund and $11,000 is held in cash.
5	Securities with a value of $2,838,000 and cash of $371,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $100,788,000.
7	Cash of $35,000 has been segregated as collateral for open forward currency contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	June 2019	212	30,736	289
Nikkei 225 Index	June 2019	210	21,043	340
S&P ASX 200 Index	June 2019	160	17,776	432
KOSPI 200 Index	June 2019	123	7,513	196
				1,257

27

Pacific Stock Index Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank, N.A.	6/18/19	JPY	3,096,440	USD	28,206	—	(294)
Toronto-Dominion Bank	6/18/19	JPY	2,524,725	USD	22,780	—	(22)
Toronto-Dominion Bank	6/25/19	AUD	13,444	USD	9,594	—	(104)
BNP Paribas	6/25/19	AUD	11,147	USD	7,972	—	(103)
BNP Paribas	6/18/19	KRW	5,556,000	USD	4,910	—	(145)
JPMorgan Chase Bank, N.A.	6/18/19	KRW	2,996,287	USD	2,657	—	(88)
Citibank, N.A.	7/2/19	USD	38,088	JPY	4,176,200	401	—
						401	(756)

AUD—Australian dollar.

JPY—Japanese yen.

KRW—Korean won.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends[1]	98,295
Interest[2]	216
Securities Lending—Net	2,696
Total Income	101,207
Expenses
The Vanguard Group—Note B
Investment Advisory Services	907
Management and Administrative—Investor Shares	190
Management and Administrative—ETF Shares	721
Management and Administrative—Admiral Shares	660
Management and Administrative—Institutional Shares	82
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	82
Marketing and Distribution—Admiral Shares	52
Marketing and Distribution—Institutional Shares	8
Custodian Fees	285
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—ETF Shares	58
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	3,081
Net Investment Income	98,126
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	138
Futures Contracts	(7,110)
Forward Currency Contracts	(589)
Foreign Currencies	(264)
Realized Net Gain (Loss)	(7,825)

See accompanying Notes, which are an integral part of the Financial Statements.

29

Pacific Stock Index Fund

Statement of Operations (continued)

Six Months Ended April 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	301,778
Futures Contracts	4,633
Forward Currency Contracts	230
Foreign Currencies	(307)
Change in Unrealized Appreciation (Depreciation)	306,334
Net Increase (Decrease) in Net Assets Resulting from Operations	396,635

1   Dividends are net of foreign withholding taxes of $8,313,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $174,000, ($1,000), and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $10,601,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	$(000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,126	210,676
Realized Net Gain (Loss)	(7,825)	330,396
Change in Unrealized Appreciation (Depreciation)	306,334	(1,051,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	396,635	(510,344)
Distributions
Net Investment Income
Investor Shares	(3,536)	(6,815)
ETF Shares	(67,914)	(127,093)
Admiral Shares	(37,353)	(62,769)
Institutional Shares	(7,426)	(11,452)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(116,229)	(208,129)
Capital Share Transactions
Investor Shares	(22,130)	(47,032)
ETF Shares	(3,097)	(681,968)
Admiral Shares	7,675	55,787
Institutional Shares	2,472	81,993
Net Increase (Decrease) from Capital Share Transactions	(15,080)	(591,220)
Total Increase (Decrease)	265,326	(1,309,693)
Net Assets
Beginning of Period	6,798,050	8,107,743
End of Period	7,063,376	6,798,050

See accompanying Notes, which are an integral part of the Financial Statements.

31

Pacific Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.24	$13.56	$11.42	$10.99	$11.59	$11.76
Investment Operations
Net Investment Income	.166 [1]	.347 [1]	.295 [1]	.257	.258	.282
Net Realized and Unrealized Gain (Loss) on Investments	.544	(1.336)	2.141	.426	(.612)	(.147)
Total from Investment Operations	.710	(.989)	2.436	.683	(.354)	.135
Distributions
Dividends from Net Investment Income	(.200)	(.331)	(.296)	(.253)	(.246)	(.305)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.200)	(.331)	(.296)	(.253)	(.246)	(.305)
Net Asset Value, End of Period	$12.75	$12.24	$13.56	$11.42	$10.99	$11.59

Total Return[2]	6.01%	-7.53%	21 .71%	6.40%	-3.07%	1.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$212	$225	$296	$281	$309	$360
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.51%	2.44%	2.39%	2.26%	2.45%
Portfolio Turnover Rate[3]	3%	4%	3%	4%	14%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$64.24	$71.13	$59.92	$57.65	$60.80	$61.71
Investment Operations
Net Investment Income	.927 [1]	1.895 [1]	1.677 [1]	1.440	1.443	1.568
Net Realized and Unrealized Gain (Loss) on Investments	2.813	(6.940)	11.195	2.240	(3.210)	(.791)
Total from Investment Operations	3.740	(5.045)	12.872	3.680	(1.767)	.777
Distributions
Dividends from Net Investment Income	(1.100)	(1.845)	(1.662)	(1.410)	(1.383)	(1.687)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.100)	(1.845)	(1.662)	(1.410)	(1.383)	(1.687)
Net Asset Value, End of Period	$66.88	$64.24	$71.13	$59.92	$57.65	$60.80

Total Return	6.05%	-7.34%	21.89%	6.59%	-2.93%	1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,084	$3,927	$5,015	$3,217	$2,931	$2,760
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.65%	2.60%	2.55%	2.40%	2.59%
Portfolio Turnover Rate[2]	3%	4%	3%	4%	14%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$79.43	$87.97	$74.10	$71.30	$75.19	$76.32
Investment Operations
Net Investment Income	1.141 [1]	2.360 [1]	2.049 [1]	1.781	1.783	1.937
Net Realized and Unrealized Gain (Loss) on Investments	3.479	(8.618)	13.876	2.763	(3.963)	(.982)
Total from Investment Operations	4.620	(6.258)	15.925	4.544	(2.180)	.955
Distributions
Dividends from Net Investment Income	(1.340)	(2.282)	(2.055)	(1.744)	(1.710)	(2.085)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.340)	(2.282)	(2.055)	(1.744)	(1.710)	(2.085)
Net Asset Value, End of Period	$82.71	$79.43	$87.97	$74.10	$71.30	$75.19

Total Return[2]	6.02%	-7.36%	21 .90%	6.57%	-2.92%	1.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,303	$2,202	$2,388	$1,983	$1,981	$2,032
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.64%	2.60%	2.55%	2.40%	2.59%
Portfolio Turnover Rate[3]	3%	4%	3%	4%	14%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.15	$13.46	$11.34	$10.91	$11.50	$11.68
Investment Operations
Net Investment Income	.176 [1]	.364 [1]	.320 [1]	.275	.276	.300
Net Realized and Unrealized Gain (Loss) on Investments	.531	(1.323)	2.118	.424	(.601)	(.158)
Total from Investment Operations	.707	(.959)	2.438	.699	(.325)	.142
Distributions
Dividends from Net Investment Income	(.207)	(.351)	(.318)	(.269)	(.265)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.207)	(.351)	(.318)	(.269)	(.265)	(.322)
Net Asset Value, End of Period	$12.65	$12.15	$13.46	$11.34	$10.91	$11.50

Total Return	6.03%	-7.37%	21.91%	6.61%	-2.84%	1.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$465	$443	$408	$291	$329	$336
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.66%	2.62%	2.57%	2.43%	2.62%
Portfolio Turnover Rate[2]	3%	4%	3%	4%	14%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Plus Shares through April 30, 2019. On November 30, 2018, the board of trustees approved the closure of the Institutional Plus Share class at an effective date yet to be determined.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2019, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.   Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange- traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.   Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.   Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary

36

Pacific Stock Index Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

37

Pacific Stock Index Fund

5.   Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6.   Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7.   Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8.   Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

38

Pacific Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $346,000, representing 0.00% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	374	6,981,554	4,948
Preferred Stocks	—	—	44
Temporary Cash Investments	128,307	2,838	—
Futures Contracts—Assets[1]	306	—	—
Futures Contracts—Liabilities[1]	(571)	—	—
Forward Currency Contracts—Assets	—	401	—
Forward Currency Contracts—Liabilities	—	(756)	—
Total	128,416	6,984,037	4,992

1 Represents variation margin on the last day of the reporting period.

39

Pacific Stock Index Fund

D.   At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	306	—	306
Unrealized Appreciation—Forward Currency Contracts	—	401	401
Total Assets	306	401	707

Variation Margin Payable—Futures Contracts	(571)	—	(571)
Unrealized Depreciation—Forward Currency Contracts	—	(756)	(756)
Total Liabilities	(571)	(756)	(1,327)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,110)	—	(7,110)
Forward Currency Contracts	—	(589)	(589)
Realized Net Gain (Loss) on Derivatives	(7,110)	(589)	(7,699)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,633	—	4,633
Forward Currency Contracts	—	230	230
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,633	230	4,863

E.   As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,702,020
Gross Unrealized Appreciation	1,178,995
Gross Unrealized Depreciation	(1,762,048)
Net Unrealized Appreciation (Depreciation)	(583,053)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $30,179,000, which may be used to offset future net capital gains through October 31, 2019.

40

Pacific Stock Index Fund

F.    During the six months ended April 30, 2019, the fund purchased $157,490,000 of investment securities and sold $213,899,000 of investment securities, other than temporary cash investments. Purchases and sales include $40,670,000 and $45,289,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.    Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,614	455	52,115	3,756
Issued in Lieu of Cash Distributions	3,256	287	6,316	463
Redeemed	(31,000)	(2,526)	(105,463)	(7,666)
Net Increase (Decrease)—Investor Shares	(22,130)	(1,784)	(47,032)	(3,447)
ETF Shares
Issued	48,416	735	390,779	5,625
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(51,513)	(800)	(1,072,747)	(15,000)
Net Increase (Decrease)—ETF Shares	(3,097)	(65)	(681,968)	(9,375)
Admiral Shares
Issued	149,240	1,876	358,669	4,004
Issued in Lieu of Cash Distributions	29,969	406	51,078	578
Redeemed	(171,534)	(2,166)	(353,960)	(4,004)
Net Increase (Decrease)—Admiral Shares	7,675	116	55,787	578
Institutional Shares
Issued	31,373	2,581	143,101	10,595
Issued in Lieu of Cash Distributions	5,208	461	7,917	586
Redeemed	(34,109)	(2,785)	(69,025)	(5,030)
Net Increase (Decrease)—Institutional Shares	2,472	257	81,993	6,151

H.    Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

41

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

42

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

43

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q722 062019

Semiannual Report | April 30, 2019 Vanguard Total World Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

Total World Stock Index Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,095.30	$0.88
ETF Shares	1,000.00	1,095.64	0.47
AdmiralTM Shares (Since inception: 2/7/2019)	1,000.00	1,077.66	0.24
Institutional Shares	1,000.00	1,095.58	0.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares (Since inception: 2/7/2019)	1,000.00	1,024.30	0.23
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.09% for ETF Shares, 0.10% for Admiral Shares (since inception), and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365 for Investor, ETF, and Institutional Shares and 83/365 for Admiral Shares).

2

Total World Stock Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	4.4%
Consumer Goods	10.9
Consumer Services	11.4
Financials	21.8
Health Care	10.3
Industrials	14.0
Oil & Gas	5.8
Technology	15.8
Telecommunications	2.5
Utilities	3.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	§,1Australia †		379,050	2.2%

	§,1Austria †		17,842	0.1%

	Belgium †		61,014	0.4%

	[1]Brazil †		145,858	0.8%

	§,1Canada †		528,942	3.0%

	Chile †		20,828	0.1%

	China
	Tencent Holdings Ltd.	1,886,367	92,975	0.5%
*	Alibaba Group Holding Ltd. ADR	398,826	74,010	0.4%
§,1	China—Other †		412,930	2.4%
			579,915	3.3%

	Colombia †		7,794	0.1%

	[1]Czech Republic †		2,912	0.0%

	§,1Denmark †		91,468	0.5%

	Egypt †		4,354	0.0%

	Finland †		65,854	0.4%

	France
	TOTAL SA	851,805	47,353	0.3%
1	France—Other †		485,496	2.7%
			532,849	3.0%

	[1]Germany †		458,957	2.6%

4

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
§Greece †		6,661	0.0%

§,1Hong Kong †		217,464	1.2%

Hungary †		6,241	0.0%

§,1India †		210,513	1.2%

Indonesia †		41,978	0.2%

§Ireland †		17,522	0.1%

Israel †		30,278	0.2%

[1]Italy †		138,261	0.8%

Japan
Toyota Motor Corp.	842,494	52,159	0.3%
Japan—Other †		1,288,454	7.3%
		1,340,613	7.6%

§Kuwait †		15,015	0.1%

Luxembourg †		987	0.0%

§,1Malaysia †		54,271	0.3%

§Malta †		—	0.0%

[1]Mexico †		57,430	0.3%

[1]Netherlands †		182,481	1.0%

New Zealand †		20,735	0.1%

[1]Norway †		47,986	0.3%

Pakistan †		2,803	0.0%

Peru †		6,405	0.0%

[1]Philippines †		24,869	0.1%

[1]Poland †		21,489	0.1%

Portugal †		10,575	0.1%

Qatar †		21,002	0.1%

[1]Russia †		70,316	0.4%

Saudi Arabia †		10,316	0.1%

§Singapore †		75,921	0.4%

5

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	[1]South Africa †		123,954	0.7%

	§,1South Korea †		266,741	1.5%

	§,1Spain †		157,056	0.9%

	[1]Sweden †		156,075	0.9%

	Switzerland
	Nestle SA	1,014,784	97,701	0.6%
	Roche Holding AG	232,227	61,276	0.4%
	Novartis AG	727,856	59,641	0.3%
1	Switzerland—Other †		218,811	1.2%
			437,429	2.5%

	§Taiwan †		257,911	1.5%

	§Thailand †		69,139	0.4%

	§,1Turkey †		12,624	0.1%

	§United Arab Emirates †		15,622	0.1%

	United Kingdom
	HSBC Holdings plc	6,699,247	58,370	0.3%
	BP plc	6,584,616	47,881	0.3%
	Royal Dutch Shell plc Class A	1,464,056	46,647	0.3%
§,1	United Kingdom—Other †		782,992	4.4%
			935,890	5.3%
	United States
	§Basic Materials †		232,753	1.3%

	Consumer Goods
	Procter & Gamble Co.	829,417	88,316	0.5%
	Coca-Cola Co.	1,273,392	62,473	0.4%
	PepsiCo Inc.	471,686	60,399	0.3%
	Philip Morris International Inc.	516,695	44,725	0.2%
	Consumer Goods—Other †		506,043	2.9%
			761,956	4.3%
	Consumer Services
*	Amazon.com Inc.	136,444	262,862	1.5%
	Walt Disney Co.	579,425	79,364	0.4%
	Home Depot Inc.	376,158	76,623	0.4%
	Comcast Corp. Class A	1,493,781	65,024	0.4%
*	Netflix Inc.	138,030	51,146	0.3%
	McDonald’s Corp.	258,830	51,137	0.3%
	Walmart Inc.	467,568	48,085	0.3%
	Consumer Services—Other †		675,332	3.8%
			1,309,573	7.4%
	Financials
	JPMorgan Chase & Co.	1,100,490	127,712	0.7%
*	Berkshire Hathaway Inc. Class B	480,371	104,101	0.6%
	Visa Inc. Class A	587,393	96,585	0.6%

6

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bank of America Corp.	2,994,105	91,560	0.5%
Mastercard Inc. Class A	302,938	77,019	0.4%
Wells Fargo & Co.	1,374,549	66,542	0.4%
Citigroup Inc.	789,163	55,794	0.3%
Financials—Other †		1,235,864	7.0%
		1,855,177	10.5%
Health Care
Johnson & Johnson	891,011	125,811	0.7%
Pfizer Inc.	1,905,177	77,369	0.4%
UnitedHealth Group Inc.	317,681	74,042	0.4%
Merck & Co. Inc.	866,060	68,168	0.4%
Abbott Laboratories	571,643	45,480	0.3%
Health Care—Other †		772,981	4.4%
		1,163,851	6.6%
Industrials
Boeing Co.	177,706	67,118	0.4%
* PayPal Holdings Inc.	390,085	43,990	0.3%
Industrials—Other †		1,185,531	6.7%
		1,296,639	7.4%
Oil & Gas
Exxon Mobil Corp.	1,411,595	113,323	0.7%
Chevron Corp.	634,191	76,141	0.4%
Oil & Gas—Other †		281,258	1.6%
		470,722	2.7%

§,2Other †		31	0.0%

Technology
Microsoft Corp.	2,513,694	328,288	1.9%
Apple Inc.	1,574,369	315,929	1.8%
* Facebook Inc. Class A	788,282	152,454	0.9%
* Alphabet Inc. Class C	101,341	120,442	0.7%
* Alphabet Inc. Class A	98,780	118,433	0.7%
Cisco Systems Inc.	1,506,912	84,312	0.5%
Intel Corp.	1,493,316	76,219	0.4%
* Adobe Inc.	162,990	47,145	0.3%
Oracle Corp.	804,547	44,516	0.2%
Broadcom Inc.	134,751	42,905	0.2%
International Business Machines Corp.	305,334	42,829	0.2%
Technology—Other †		703,211	4.0%
		2,076,683	11.8%
Telecommunications
Verizon Communications Inc.	1,373,486	78,550	0.5%
AT&T Inc.	2,416,699	74,821	0.4%
Telecommunications—Other †		20,252	0.1%
		173,623	1.0%

Utilities †		300,926	1.7%
		9,641,934	54.7%
Total Common Stocks (Cost $14,882,617)		17,604,144	99.8%[3]

7

Total World Stock Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
§Preferred Stocks (Cost $9) †				35	0.0%
Temporary Cash Investments
Money Market Fund
4,5	Vanguard Market Liquidity Fund	2.545%	1,711,307	171,148	1.0%

6 U.S. Government and Agency Obligations †				3,398	0.0%
Total Temporary Cash Investments (Cost $174,530)				174,546	1.0%[3]
[7]Total Investments (Cost $15,057,156)				17,778,725	100.8%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				873
Receivables for Investment Securities Sold				38,315
Receivables for Accrued Income				45,405
Receivables for Capital Shares Issued				19,834
Variation Margin Receivable—Futures Contracts				93
Unrealized Appreciation—Forward Currency Contracts				178
Other Assets				481
Total Other Assets				105,179	0.7%
Liabilities
Payables for Investment Securities Purchased				(5,183)
Collateral for Securities on Loan				(158,347)
Payables for Capital Shares Redeemed				(79,082)
Payables to Vanguard				(2,936)
Variation Margin Payable—Futures Contracts				(72)
Unrealized Depreciation—Forward Currency Contracts				(226)
Other Liabilities				(7,718)
Total Liabilities				(253,564)	(1.5%)
Net Assets				17,630,340	100.0%

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	15,150,073
Total Distributable Earnings (Loss)	2,480,267
Net Assets	17,630,340

Investor Shares–Net Assets
Applicable to 48,251,117 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,489,863
Net Asset Value Per Share–Investor Shares	$30.88

8

Total World Stock Index Fund

Amount
($000)
ETF Shares–Net Assets
Applicable to 168,272,375 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,748,018
Net Asset Value Per Share–ETF Shares	$75.76

Admiral Shares–Net Assets
Applicable to 18,647,510 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	500,471
Net Asset Value Per Share–Admiral Shares	$26.84

Institutional Shares–Net Assets
Applicable to 18,692,215 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,891,988
Net Asset Value Per Share–Institutional Shares	$154.72

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $130,105,000, representing 0.7% of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.7%, respectively, of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $158,347,000 of collateral received for securities on loan.
6	Securities with a value of $3,398,000 have been segregated as initial margin for open futures contracts.
7	The total value of securities on loan is $139,382,000.
ADR—American Depositary Receipt.

9

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
MSCI Emerging Market Index	June 2019	166		8,966	99
E-mini S&P 500 Index	June 2019	53		7,814	65
Dow Jones EURO STOXX 50 Index	June 2019	200		7,737	338
E-mini Russell 2000 Index	June 2019	79		6,297	116
Topix Index	June 2019	39		5,655	28
FTSE 100 Index	June 2019	49		4,709	111
S&P ASX 200 Index	June 2019	19		2,108	47
S&P TSX 60 Index	June 2019	12		1,772	46
					850

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	6/26/19	EUR	3,338	USD	3,811	—	(47)
BNP Paribas	6/18/19	JPY	332,090	USD	3,013	—	(20)
Morgan Stanley Capital Services LLC	6/26/19	EUR	2,359	USD	2,695	—	(37)
Toronto-Dominion Bank	6/18/19	JPY	255,668	USD	2,307	—	(2)
Toronto-Dominion Bank	6/26/19	EUR	1,594	USD	1,806	—	(8)
Morgan Stanley Capital Services LLC	6/26/19	GBP	1,264	USD	1,685	—	(32)
BNP Paribas	6/26/19	GBP	1,144	USD	1,525	—	(29)
Toronto-Dominion Bank	6/25/19	AUD	1,853	USD	1,321	—	(14)
Toronto-Dominion Bank	6/25/19	CAD	1,545	USD	1,159	—	(4)
Toronto-Dominion Bank	6/18/19	JPY	113,610	USD	1,023	1	—
Toronto-Dominion Bank	6/26/19	GBP	661	USD	865	—	—
Standard Chartered Bank	6/26/19	GBP	642	USD	852	—	(12)
BNP Paribas	6/25/19	AUD	927	USD	659	—	(5)
Morgan Stanley Capital Services LLC	6/25/19	CAD	791	USD	596	—	(5)
Standard Chartered Bank	6/25/19	AUD	458	USD	328	—	(4)
Goldman Sachs International	6/26/19	GBP	220	USD	294	—	(6)

10

Total World Stock Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Standard Chartered Bank	6/25/19	CAD	382	USD	286	—	—
Citibank, N.A.	6/25/19	CAD	158	USD	119	—	(1)
Citibank, N.A.	7/2/19	USD	14,032	JPY	1,538,600	148	—
Toronto-Dominion Bank	6/26/19	USD	861	EUR	756	9	—
Toronto-Dominion Bank	6/18/19	USD	731	JPY	79,825	11	—
Toronto-Dominion Bank	6/26/19	USD	580	GBP	437	8	—
Toronto-Dominion Bank	6/25/19	USD	219	AUD	309	1	—
Toronto-Dominion Bank	6/25/19	USD	144	CAD	193	—	—
						178	(226)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Total World Stock Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends[1,2]	198,756
Interest[2]	723
Securities Lending—Net	2,366
Total Income	201,845
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,427
Management and Administrative—Investor Shares	1,091
Management and Administrative—ETF Shares	3,731
Management and Administrative—Admiral Shares	46
Management and Administrative—Institutional Shares	693
Marketing and Distribution—Investor Shares	129
Marketing and Distribution—ETF Shares	330
Marketing and Distribution—Admiral Shares	3
Marketing and Distribution—Institutional Shares	68
Custodian Fees	519
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—ETF Shares	93
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	3
Total Expenses	8,151
Net Investment Income	193,694
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	638,006
Futures Contracts	(15,385)
Forward Currency Contracts	(845)
Foreign Currencies	(1,131)
Realized Net Gain (Loss)	620,645
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	828,135
Futures Contracts	7,797
Forward Currency Contracts	670
Foreign Currencies	(81)
Change in Unrealized Appreciation (Depreciation)	836,521
Net Increase (Decrease) in Net Assets Resulting from Operations	1,650,860

1       Dividends are net of foreign withholding taxes of $10,427,000.

2       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $583,000, $2,000, and $9,000, respectively.

3       Includes $684,431,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund. See accompanying Notes, which are an integral part of the Financial Statements.

12

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,694	370,468
Realized Net Gain (Loss)	620,645	434,260
Change in Unrealized Appreciation (Depreciation)	836,521	(1,027,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,650,860	(222,874)
Distributions
Net Investment Income
Investor Shares	(18,159)	(36,457)
ETF Shares	(136,150)	(260,204)
Admiral Shares	(1,037)	—
Institutional Shares	(29,433)	(59,875)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(184,779)	(356,536)
Capital Share Transactions
Investor Shares	(333,837)	222,375
ETF Shares	295,099	2,042,046
Admiral Shares	483,450	—
Institutional Shares	95,831	132,640
Net Increase (Decrease) from Capital Share Transactions	540,543	2,397,061
Total Increase (Decrease)	2,006,624	1,817,651
Net Assets
Beginning of Period	15,623,716	13,806,065
End of Period	17,630,340	15,623,716

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.51	$29.40	$24.30	$24.18	$24.82	$23.48
Investment Operations
Net Investment Income	.314 [1]	.679[1]	.593[1]	.565	.557	.571
Net Realized and Unrealized Gain (Loss) on Investments	2.359	(.916)	5.105	.089	(.643)	1.340
Total from Investment Operations	2.673	(.237)	5.698	.654	(.086)	1.911
Distributions
Dividends from Net Investment Income	(.303)	(.653)	(.598)	(.534)	(.554)	(.571)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.303)	(.653)	(.598)	(.534)	(.554)	(.571)
Net Asset Value, End of Period	$30.88	$28.51	$29.40	$24.30	$24.18	$24.82

Total Return[2]	9.53%	-0.91%	23.71%	2.80%	-0.37%	8.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,490	$1,682	$1,522	$1,078	$961	$844
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.21%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.24%	2.19%	2.40%	2.31%	2.38%
Portfolio Turnover Rate[3]	6%	9%	10%	15%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$69.96	$72.13	$59.62	$59.34	$60.89	$57.60
Investment Operations
Net Investment Income	.805 [1]	1.732 [1]	1.512 [1]	1.443	1.436	1.459
Net Realized and Unrealized Gain (Loss) on Investments	5.765	(2.241)	12.528	.204	(1.562)	3.291
Total from Investment Operations	6.570	(.509)	14.040	1.647	(.126)	4.750
Distributions
Dividends from Net Investment Income	(.770)	(1.661)	(1.530)	(1.367)	(1.424)	(1.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.770)	(1.661)	(1.530)	(1.367)	(1.424)	(1.460)
Net Asset Value, End of Period	$75.76	$69.96	$72.13	$59.62	$59.34	$60.89

Total Return	9.56%	-0.82%	23.82%	2.89%	-0.23%	8.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,748	$11,372	$9,755	$6,112	$5,008	$3,720
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.11%	0.14%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.32%	2.28%	2.50%	2.42%	2.48%
Portfolio Turnover Rate[2]	6%	9%	10%	15%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total World Stock Index Fund

Financial Highlights

Admiral Shares

February 7, 2019[1] to
For a Share Outstanding Throughout the Period	April 30, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.165
Net Realized and Unrealized Gain (Loss) on Investments	1.772
Total from Investment Operations	1.937
Distributions
Dividends from Net Investment Income	(.097)
Distributions from Realized Capital Gains	—
Total Distributions	(.097)
Net Asset Value, End of Period	$26.84

Total Return[3]	7.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$500
Ratio of Total Expenses to Average Net Assets	0.10%
Ratio of Net Investment Income to Average Net Assets	2.22%
Portfolio Turnover Rate[4]	6%

The expense ratio, net investment income ratio, and turnover rate for the period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$142.87	$147.32	$121.75	$121.18	$124.35	$117.63
Investment Operations
Net Investment Income	1.669 [1]	3.531 [1]	3.112 [1]	2.956	2.945	3.007
Net Realized and Unrealized Gain (Loss) on Investments	11.761	(4.578)	25.594	.414	(3.189)	6.717
Total from Investment Operations	13.430	(1.047)	28.706	3.370	(.244)	9.724
Distributions
Dividends from Net Investment Income	(1.580)	(3.403)	(3.136)	(2.800)	(2.926)	(3.004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.580)	(3.403)	(3.136)	(2.800)	(2.926)	(3.004)
Net Asset Value, End of Period	$154.72	$142.87	$147.32	$121.75	$121.18	$124.35

Total Return	9.56%	-0.82%	23.86%	2.88%	-0.22%	8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,892	$2,570	$2,529	$1,617	$1,828	$1,277
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.24%	2.33%	2.29%	2.51%	2.43%	2.50%
Portfolio Turnover Rate[2]	6%	9%	10%	15%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

18

Total World Stock Index Fund

market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

19

Total World Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

20

Total World Stock Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $873,000, representing 0.00% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Total World Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—International	976,591	6,983,048	2,571
Common Stocks—United States	9,641,684	219	31
Preferred Stocks	22	—	13
Temporary Cash Investments	171,148	3,398	—
Futures Contracts—Assets[1]	93	—	—
Futures Contracts—Liabilities[1]	(72)	—	—
Forward Currency Contracts—Assets	—	178	—
Forward Currency Contracts—Liabilities	—	(226)	—
Total	10,789,466	6,986,617	2,615

1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	93	—	93
Unrealized Appreciation—Forward Currency Contracts	—	178	178
Total Asset	93	178	271

Variation Margin Payable—Futures Contracts	(72)	—	(72)
Unrealized Depreciation—Forward Currency Contracts	—	(226)	(226)
Total Liabilities	(72)	(226)	(298)

22

Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(15,385)	—	(15,385)
Forward Currency Contracts	—	(845)	(845)
Realized Net Gain (Loss) on Derivatives	(15,385)	(845)	(16,230)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	7,797	—	7,797
Forward Currency Contracts	—	670	670
Change in Unrealized Appreciation (Depreciation) on Derivatives	7,797	670	8,467

E. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,075,719
Gross Unrealized Appreciation	3,926,038
Gross Unrealized Depreciation	(1,222,230)
Net Unrealized Appreciation (Depreciation)	2,703,808

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $14,711,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $215,985,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

23

Total World Stock Index Fund

F. During the six months ended April 30, 2019, the fund purchased $2,791,740,000 of investment securities and sold $2,151,490,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,891,562,000 and $1,615,043,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	391,917	14,048	608,762	19,945
Issued in Lieu of Cash Distributions	16,593	615	33,529	1,111
Redeemed	(742,347)	(25,396)	(419,916)	(13,845)
Net Increase (Decrease)—Investor Shares	(333,837)	(10,733)	222,375	7,211
ETF Shares
Issued	1,997,603	29,111	2,994,980	40,124
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,702,504)	(23,400)	(952,934)	(12,800)
Net Increase (Decrease)—ETF Shares	295,099	5,711	2,042,046	27,324
Admiral Shares[1]
Issued	506,519	19,528	—	—
Issued in Lieu of Cash Distributions	833	32	—	—
Redeemed	(23,902)	(912)	—	—
Net Increase (Decrease)—Admiral Shares	483,450	18,648	—	—
Institutional Shares
Issued	359,725	2,503	957,311	6,277
Issued in Lieu of Cash Distributions	28,094	207	56,130	371
Redeemed	(291,988)	(2,006)	(880,801)	(5,825)
Net Increase (Decrease)—Institutional Shares	95,831	704	132,640	823

1 Inception was February 7, 2019, for Admiral Shares.

H. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

25

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q6282 062019

Semiannual Report | April 30, 2019 Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
FTSE All-World ex-US Index Fund	3
FTSE All-World ex-US Small-Cap Index Fund	28
Trustees Approve Advisory Arrangements	50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019
	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,093.06	$1.04
ETF Shares	1,000.00	1,093.04	0.47
AdmiralTM Shares	1,000.00	1,092.89	0.57
Institutional Shares	1,000.00	1,093.20	0.42
Institutional Plus Shares	1,000.00	1,093.28	0.31
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,074.82	$1.13
ETF Shares	1,000.00	1,075.53	0.62
Admiral Shares (Since inception: 2/7/2019)	1,000.00	1,054.25	0.37
Institutional Shares	1,000.00	1,075.48	0.57
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares (Since inception: 2/7/2019)	1,000.00	1,011.01	0.37
Institutional Shares	1,000.00	1,024.25	0.55

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.20% for Investor Shares, 0.09% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.22% for Investor Shares, 0.12% for ETF Shares, 0.16% for Admiral Shares (since inception), and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365 for the FTSE All-World ex-US Index Fund and for the FTSE All-World ex-US Small-Cap Index Fund’s Investor, ETF, and Institutional Shares, and 83/365 for Admiral Shares).

2

FTSE All-World ex-US Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	6.7%
Consumer Goods	14.8
Consumer Services	8.5
Financials	25.3
Health Care	8.2
Industrials	13.7
Oil & Gas	7.1
Technology	8.8
Telecommunications	3.7
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	3,127,085	164,345	0.4%
BHP Group Ltd.	5,255,237	139,066	0.4%
Westpac Banking Corp.	6,091,069	118,327	0.3%
CSL Ltd.	801,026	112,353	0.3%
Australia—Other †		1,282,418	3.3%
		1,816,509	4.7%

Austria †		61,588	0.2%

Belgium
^ Anheuser-Busch InBev SA	1,368,426	121,663	0.3%
Belgium—Other †		141,217	0.4%
		262,880	0.7%

[1]Brazil †		730,238	1.9%

Canada
^ Royal Bank of Canada	2,574,436	205,175	0.5%
Toronto-Dominion Bank	3,288,475	187,583	0.5%
Enbridge Inc. (XTSE)	3,514,384	129,825	0.4%
Bank of Nova Scotia	2,199,772	121,146	0.3%
Canadian National Railway Co. (Toronto Shares)	1,287,720	119,612	0.3%
[1] Canada—Other †		1,535,967	4.0%
		2,299,308	6.0%

Chile †		98,909	0.3%

China
Tencent Holdings Ltd.	10,087,061	497,168	1.3%
* Alibaba Group Holding Ltd. ADR	2,133,426	395,900	1.0%
China Construction Bank Corp.	158,808,544	140,000	0.4%
Ping An Insurance Group Co. of China Ltd.	8,856,189	107,201	0.3%
Industrial & Commercial Bank of China Ltd.	138,965,640	104,524	0.3%
China Mobile Ltd.	9,401,067	89,699	0.2%

4

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bank of China Ltd.	134,680,788	64,311	0.2%
CNOOC Ltd.	28,222,400	51,261	0.1%
China Life Insurance Co. Ltd.	13,167,341	37,416	0.1%
China Petroleum & Chemical Corp.	45,293,284	34,817	0.1%
China Overseas Land & Investment Ltd.	6,767,820	25,357	0.1%
Agricultural Bank of China Ltd.	54,426,233	25,155	0.1%
PetroChina Co. Ltd.	36,887,234	23,383	0.1%
China Resources Land Ltd.	4,735,214	20,623	0.1%
PICC Property & Casualty Co. Ltd.	11,928,594	13,402	0.1%
China Shenhua Energy Co. Ltd.	6,018,388	13,321	0.1%
CITIC Ltd.	8,807,275	12,826	0.1%
China Resources Beer Holdings Co. Ltd.	2,799,860	12,811	0.1%
China Telecom Corp. Ltd.	24,683,541	12,793	0.1%
China CITIC Bank Corp. Ltd.	14,750,362	9,465	0.0%
[1] Postal Savings Bank of China Co. Ltd.	14,250,000	8,672	0.0%
* Alibaba Health Information Technology Ltd.	6,739,236	8,072	0.0%
China Taiping Insurance Holdings Co. Ltd.	2,555,564	7,772	0.0%
China Communications Construction Co. Ltd.	7,901,026	7,610	0.0%
Sinopharm Group Co. Ltd.	1,820,103	7,154	0.0%
China Resources Gas Group Ltd.	1,486,547	6,900	0.0%
CRRC Corp. Ltd.	7,163,053	6,257	0.0%
*,1 People’s Insurance Co. Group of China Ltd.	15,013,161	6,148	0.0%
China Railway Group Ltd.	7,342,352	5,791	0.0%
1 CGN Power Co. Ltd.	20,834,267	5,497	0.0%
* Alibaba Pictures Group Ltd.	24,418,648	5,488	0.0%
Kunlun Energy Co. Ltd.	5,081,523	5,375	0.0%
Dongfeng Motor Group Co. Ltd.	4,990,627	4,848	0.0%
China Cinda Asset Management Co. Ltd.	17,702,693	4,721	0.0%
Zhuzhou CRRC Times Electric Co. Ltd.	927,909	4,714	0.0%
China Resources Power Holdings Co. Ltd.	3,282,409	4,593	0.0%
China Merchants Port Holdings Co. Ltd.	2,246,031	4,543	0.0%
[1] China Galaxy Securities Co. Ltd.	6,841,777	4,483	0.0%
[1] China Resources Pharmaceutical Group Ltd.	3,075,000	4,376	0.0%
China Railway Construction Corp. Ltd.	3,603,245	4,258	0.0%
China Longyuan Power Group Corp. Ltd.	6,120,785	4,221	0.0%
[1] China International Capital Corp. Ltd.	1,873,526	4,030	0.0%
China Resources Cement Holdings Ltd.	4,001,334	4,012	0.0%
*,1 China Huarong Asset Management Co. Ltd.	17,723,874	3,801	0.0%
Air China Ltd.	3,134,115	3,738	0.0%
China Oilfield Services Ltd.	3,396,300	3,637	0.0%
China State Construction International Holdings Ltd.	3,236,567	3,359	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	7,202,331	3,262	0.0%
Beijing Capital International Airport Co. Ltd.	3,108,557	2,767	0.0%
China Southern Airlines Co. Ltd.	3,139,017	2,729	0.0%
AviChina Industry & Technology Co. Ltd.	4,548,954	2,677	0.0%
China Reinsurance Group Corp.	12,502,576	2,551	0.0%
Huaneng Renewables Corp. Ltd.	8,713,075	2,512	0.0%
[1] Sinopec Engineering Group Co. Ltd.	2,499,381	2,417	0.0%
China Power International Development Ltd.	7,499,691	1,998	0.0%
[1] China Railway Signal & Communication Corp. Ltd.	2,663,068	1,956	0.0%
China Eastern Airlines Corp. Ltd.	2,713,145	1,928	0.0%
*,^,1 China Literature Ltd.	379,000	1,725	0.0%
China Coal Energy Co. Ltd.	3,589,638	1,585	0.0%
Sinotrans Ltd.	3,559,860	1,463	0.0%

5

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Metallurgical Corp. of China Ltd.	4,915,562	1,361	0.0%
Angang Steel Co. Ltd.	1,855,537	1,249	0.0%
China Agri-Industries Holdings Ltd.	3,592,447	1,158	0.0%
China BlueChemical Ltd.	3,179,895	1,084	0.0%
Huadian Fuxin Energy Corp. Ltd.	4,384,005	944	0.0%
Shanghai Baosight Software Co. Ltd. Class B	387,642	896	0.0%
China Machinery Engineering Corp.	1,583,516	767	0.0%
Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	754	0.0%
* Sinopec Oilfield Service Corp.	5,124,643	686	0.0%
China Foods Ltd.	1,206,843	473	0.0%
CITIC Resources Holdings Ltd.	4,332,222	409	0.0%
*,^ CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	390	0.0%
* Sinofert Holdings Ltd.	2,969,208	367	0.0%
China National Accord Medicines Corp. Ltd. Class B	95,230	341	0.0%
§,1 China—Other †		1,081,809	2.8%
		2,957,761	7.7%

Colombia †		39,920	0.1%

[1]Czech Republic †		16,436	0.0%

Denmark
Novo Nordisk A/S Class B	3,016,904	147,812	0.4%
[1] Denmark—Other †		294,685	0.7%
		442,497	1.1%

Egypt †		19,031	0.0%

Finland †		312,053	0.8%

France
TOTAL SA	4,441,068	246,883	0.6%
LVMH Moet Hennessy Louis Vuitton SE	439,341	172,494	0.5%
^ Sanofi	1,920,883	167,596	0.4%
Airbus SE	970,481	132,888	0.4%
[1] France—Other †		2,020,145	5.2%
		2,740,006	7.1%
Germany
SAP SE	1,722,353	222,026	0.6%
Allianz SE	743,108	179,620	0.5%
Siemens AG	1,357,897	162,815	0.4%
BASF SE	1,621,662	132,395	0.3%
Bayer AG	1,650,222	109,798	0.3%
[1] Germany—Other †		1,474,538	3.8%
		2,281,192	5.9%

§Greece †		29,967	0.1%

Hong Kong
AIA Group Ltd.	21,533,452	220,490	0.5%
BOC Hong Kong Holdings Ltd.	6,349,196	28,458	0.1%
1 BOC Aviation Ltd.	361,100	3,104	0.0%
Nexteer Automotive Group Ltd.	1,417,000	2,222	0.0%

6

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* MMG Ltd.	3,920,000	1,697	0.0%
China Travel International Investment Hong Kong Ltd.	4,667,542	1,079	0.0%
§,1 Hong Kong—Other †		842,838	2.2%
		1,099,888	2.8%

Hungary †		32,891	0.1%

India
Nestle India Ltd.	41,496	6,501	0.0%
§,1 India—Other †		982,285	2.6%
		988,786	2.6%

Indonesia †		199,807	0.5%

§Ireland †		69,084	0.2%

Israel †		133,002	0.3%

Italy
*,1 Pirelli & C SPA	792,253	5,792	0.0%
[1] Italy—Other †		641,076	1.7%
		646,868	1.7%

Japan
Toyota Motor Corp.	4,412,791	273,198	0.7%
SoftBank Group Corp.	1,506,368	159,722	0.4%
Sony Corp.	2,238,990	112,774	0.3%
Mitsubishi UFJ Financial Group Inc.	22,004,359	109,175	0.3%
Japan—Other †		5,861,351	15.2%
		6,516,220	16.9%

§Kuwait †		67,545	0.2%

Luxembourg †		2,447	0.0%

Malaysia
Nestle Malaysia Bhd.	109,600	3,870	0.0%
§,1 Malaysia—Other †		247,345	0.6%
		251,215	0.6%

§Malta †		—	0.0%

[1]Mexico †		284,293	0.7%

Netherlands
Unilever NV	2,682,645	162,313	0.4%
ASML Holding NV	710,312	148,321	0.4%
[1] Netherlands—Other †		583,806	1.5%
		894,440	2.3%

New Zealand †		77,459	0.2%

7

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Norway †		188,529	0.5%

Pakistan †		4,583	0.0%

Peru †		34,711	0.1%

Philippines †		117,251	0.3%

[1]Poland †		91,086	0.2%

Portugal †		40,132	0.1%

Qatar †		109,003	0.3%

Russia †		369,667	1.0%

Saudi Arabia †		100,900	0.3%

Singapore †		350,287	0.9%

South Africa
Naspers Ltd.	753,770	193,908	0.5%
[1] South Africa—Other †		441,600	1.1%
		635,508	1.6%
South Korea
Samsung Electronics Co. Ltd. GDR	215,124	212,950	0.6%
Samsung Electronics Co. Ltd.	3,034,600	119,312	0.3%
§,1 South Korea—Other †		889,823	2.3%
		1,222,085	3.2%

Spain
Banco Santander SA	28,412,334	144,033	0.4%
[1] Spain—Other †		636,140	1.6%
		780,173	2.0%

Sweden †		684,002	1.8%

Switzerland
Nestle SA	5,339,866	514,110	1.3%
Roche Holding AG	1,226,501	323,629	0.9%
Novartis AG	3,856,484	316,001	0.8%
Switzerland—Other †		1,042,827	2.7%
		2,196,567	5.7%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,385,270	235,983	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,361,373	128,975	0.4%
Taiwan—Other †		736,196	1.9%
		1,101,154	2.9%

Thailand †		299,584	0.8%

[1]Turkey †		57,773	0.1%

8

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Arab Emirates †			82,316	0.2%

United Kingdom
HSBC Holdings plc		35,547,985	309,729	0.8%
Royal Dutch Shell plc Class A		8,079,162	257,414	0.7%
BP plc		35,024,601	254,689	0.7%
Royal Dutch Shell plc Class B		6,445,846	208,029	0.5%
Diageo plc		4,212,987	177,610	0.5%
GlaxoSmithKline plc		8,624,460	177,175	0.5%
AstraZeneca plc		2,323,076	173,069	0.4%
British American Tobacco plc		3,914,906	153,265	0.4%
Unilever plc		1,931,621	117,086	0.3%
Rio Tinto plc		1,965,891	114,688	0.3%
[1] United Kingdom—Other †			2,553,705	6.6%
			4,496,459	11.7%
Total Common Stocks (Cost $33,735,706)			38,334,010	99.4%[2]

	Coupon
§Preferred Stocks (Cost $–) †			79	0.0%
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.545%	10,381,693	1,038,273	2.7%

5U.S. Government and Agency Obligations †			16,548	0.0%
Total Temporary Cash Investments (Cost $1,054,785)			1,054,821	2.7%[2]
Total Investments (Cost $34,790,491)			39,388,910	102.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,864
Receivables for Investment Securities Sold			65
Receivables for Accrued Income			191,886
Receivables for Capital Shares Issued			111,107
Variation Margin Receivable—Futures Contracts			301
Unrealized Appreciation—Forward Currency Contracts			1,129
Other Assets[6]			20,137
Total Other Assets			326,489	0.8%
Liabilities
Payables for Investment Securities Purchased			(76,752)
Collateral for Securities on Loan			(906,940)
Payables for Capital Shares Redeemed			(136,249)
Payables to Vanguard			(10,259)
Variation Margin Payable—Futures Contracts			(373)
Unrealized Depreciation—Forward Currency Contracts			(2,453)
Other Liabilities			(660)
Total Liabilities			(1,133,686)	(2.9%)
Net Assets			38,581,713	100.0%

9

FTSE All-World ex-US Index Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	35,784,720
Total Distributable Earnings (Loss)	2,796,993
Net Assets	38,581,713

Investor Shares–Net Assets
Applicable to 19,380,395 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	394,101
Net Asset Value Per Share–Investor Shares	$20.34

ETF Shares–Net Assets
Applicable to 459,776,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,694,434
Net Asset Value Per Share–ETF Shares	$51.53

Admiral Shares–Net Assets
Applicable to 201,773,282 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,463,227
Net Asset Value Per Share–Admiral Shares	$32.03

Institutional Shares–Net Assets
Applicable to 52,870,735 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,368,988
Net Asset Value Per Share–Institutional Shares	$101.55

10

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares–Net Assets
Applicable to 24,743,966 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,660,963
Net Asset Value Per Share–Institutional Plus Shares	$107.54

• See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $847,744,000.

* Non-income-producing security.

§ Certain of the fund’s securities are valued using significant unobservable inputs.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $512,242,000, representing 1.3% of net assets.

2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.0%, respectively, of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $906,940,000 of collateral received for securities on loan.

5 Securities with a value of $16,348,000 have been segregated as initial margin for open futures contracts.

6 Cash of $3,380,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2019	1,571	84,850	2,543
Dow Jones EURO STOXX 50 Index	June 2019	1,955	75,633	4,490
Topix Index	June 2019	412	59,742	703
FTSE 100 Index	June 2019	474	45,551	1,481
S&P ASX 200 Index	June 2019	203	22,518	474
				9,691

11

FTSE All-World ex-US Index Fund

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/26/19	EUR	48,416	USD	55,330	—	(753)
Toronto-Dominion Bank	6/18/19	JPY	4,273,734	USD	38,758	—	(233)
Morgan Stanley Capital Services LLC	6/26/19	GBP	25,129	USD	33,508	—	(638)
Toronto-Dominion Bank	6/25/19	AUD	32,520	USD	23,198	—	(241)
Toronto-Dominion Bank	6/26/19	EUR	16,476	USD	18,790	—	(217)
Citibank, N.A.	6/18/19	JPY	1,505,410	USD	13,582	—	(12)
Toronto-Dominion Bank	6/26/19	GBP	9,922	USD	13,169	—	(191)
BNP Paribas	6/26/19	EUR	11,268	USD	12,798	—	(96)
Citibank, N.A.	6/18/19	JPY	1,172,880	USD	10,516	56	—
Goldman Sachs International	6/26/19	GBP	6,080	USD	7,956	—	(4)
Citibank, N.A.	6/25/19	AUD	5,459	USD	3,922	—	(68)
Citibank, N.A.	7/2/19	USD	68,158	JPY	7,473,200	718	—
Morgan Stanley Capital Services LLC	6/26/19	USD	14,605	EUR	12,827	146	—
Bank of America, N.A.	6/26/19	USD	4,975	GBP	3,752	67	—
Goldman Sachs International	6/26/19	USD	4,974	GBP	3,752	67	—
Deutsche Bank AG	6/25/19	USD	4,713	AUD	6,647	21	—
Goldman Sachs International	6/18/19	USD	3,508	JPY	383,160	54	—
						1,129	(2,453)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At April 30, 2019, a counterparty had deposited in a segregated account cash of $930,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends[1]	527,436
Interest[2]	2,546
Securities Lending—Net	6,434
Total Income	536,416
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,663
Management and Administrative—Investor Shares	371
Management and Administrative—ETF Shares	7,355
Management and Administrative—Admiral Shares	2,513
Management and Administrative—Institutional Shares	1,453
Management and Administrative—Institutional Plus Shares	537
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—ETF Shares	468
Marketing and Distribution—Admiral Shares	193
Marketing and Distribution—Institutional Shares	104
Marketing and Distribution—Institutional Plus Shares	19
Custodian Fees	1,567
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	188
Shareholders’ Reports—Admiral Shares	18
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—Institutional Plus Shares	3
Trustees’ Fees and Expenses	7
Total Expenses	16,508
Net Investment Income	519,908
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	183,930
Futures Contracts	(28,452)
Forward Currency Contracts	(1,350)
Foreign Currencies	(4,203)
Realized Net Gain (Loss)	149,925

13

FTSE All-World ex-US Index Fund

Statement of Operations (continued)

Six Months Ended April 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	2,701,880
Futures Contracts	21,309
Forward Currency Contracts	4,232
Foreign Currencies	(481)
Change in Unrealized Appreciation (Depreciation)	2,726,940
Net Increase (Decrease) in Net Assets Resulting from Operations	3,396,773

1 Dividends are net of foreign withholding taxes of $51,735,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,176,000, $50,000, and $17,000, respectively.

3 Includes $426,565,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

4 The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $660,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	519,908	1,098,042
Realized Net Gain (Loss)	149,925	(324,877)
Change in Unrealized Appreciation (Depreciation)	2,726,940	(3,971,407)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,396,773	(3,198,242)
Distributions
Net Investment Income
Investor Shares	(6,202)	(16,991)
ETF Shares	(285,045)	(648,509)
Admiral Shares	(76,262)	(163,922)
Institutional Shares	(64,111)	(148,701)
Institutional Plus Shares	(33,926)	(81,861)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(465,546)	(1,059,984)
Capital Share Transactions
Investor Shares	(191,251)	(8,197)
ETF Shares	546,345	2,341,008
Admiral Shares	510,053	837,853
Institutional Shares	246,542	(248,430)
Institutional Plus Shares	(131,489)	165,410
Net Increase (Decrease) from Capital Share Transactions	980,200	3,087,644
Total Increase (Decrease)	3,911,427	(1,170,582)
Net Assets
Beginning of Period	34,670,286	35,840,868
End of Period	38,581,713	34,670,286

See accompanying Notes, which are an integral part of the Financial Statements.

15

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.85	$21.17	$17.59	$17.92	$19.40	$19.81
Investment Operations
Net Investment Income	.245[1]	.593[1]	.520[1]	.494	.502	.627[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.480	(2.342)	3.573	(.341)	(1.484)	(.413)
Total from Investment Operations	1.725	(1.749)	4.093	.153	(.982)	.214
Distributions
Dividends from Net Investment Income	(.235)	(.571)	(.513)	(.483)	(.498)	(.624)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(.571)	(.513)	(.483)	(.498)	(.624)
Net Asset Value, End of Period	$20.34	$18.85	$21.17	$17.59	$17.92	$19.40

Total Return[3]	9.31%	-8.49%	23.62%	0.98%	-5.16%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$394	$557	$634	$530	$565	$552
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.23%	0.23%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.80%	2.70%	2.89%	2.70%	3.18%[2]
Portfolio Turnover Rate[4]	3%	6%	4%	5%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$47.79	$53.65	$44.60	$45.41	$49.17	$50.20
Investment Operations
Net Investment Income	.692[1]	1.557[1]	1.379[1]	1.304	1.335	1.665[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.673	(5.911)	9.038	(.846)	(3.769)	(1.036)
Total from Investment Operations	4.365	(4.354)	10.417	.458	(2.434)	.629
Distributions
Dividends from Net Investment Income	(.625)	(1.506)	(1.367)	(1.268)	(1.326)	(1.659)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.625)	(1.506)	(1.367)	(1.268)	(1.326)	(1.659)
Net Asset Value, End of Period	$51.53	$47.79	$53.65	$44.60	$45.41	$49.17

Total Return	9.30%	-8.37%	23.73%	1.17%	-5.05%	1.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,694	$21,348	$21,640	$13,983	$13,525	$12,453
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.91%	2.82%	3.01%	2.83%	3.33%[2]
Portfolio Turnover Rate[3]	3%	6%	4%	5%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.70	$33.35	$27.72	$28.23	$30.57	$31.21
Investment Operations
Net Investment Income	.432[1]	.969[1]	.855[1]	.811	.832	1.037[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.280	(3.682)	5.625	(.532)	(2.346)	(.644)
Total from Investment Operations	2.712	(2.713)	6.480	.279	(1.514)	.393
Distributions
Dividends from Net Investment Income	(.382)	(.937)	(.850)	(.789)	(.826)	(1.033)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.382)	(.937)	(.850)	(.789)	(.826)	(1.033)
Net Asset Value, End of Period	$32.03	$29.70	$33.35	$27.72	$28.23	$30.57

Total Return[3]	9.29%	-8.37%	23.75%	1.13%	-5.05%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,463	$5,458	$5,304	$3,635	$3,163	$2,551
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.89%	2.82%	3.01%	2.83%	3.33%[2]
Portfolio Turnover Rate[4]	3%	6%	4%	5%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$94.16	$105.72	$87.88	$89.48	$96.89	$98.93
Investment Operations
Net Investment Income	1.387[1]	3.046[1]	2.703[1]	2.577	2.651	3.299[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.236	(11.621)	17.838	(1.669)	(7.429)	(2.049)
Total from Investment Operations	8.623	(8.575)	20.541	.908	(4.778)	1.250
Distributions
Dividends from Net Investment Income	(1.233)	(2.985)	(2.701)	(2.508)	(2.632)	(3.290)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.233)	(2.985)	(2.701)	(2.508)	(2.632)	(3.290)
Net Asset Value, End of Period	$101.55	$94.16	$105.72	$87.88	$89.48	$96.89

Total Return	9.32%	-8.35%	23.74%	1.15%	-5.03%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,369	$4,719	$5,532	$4,424	$4,501	$4,713
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.92%	2.83%	3.02%	2.85%	3.35%[2]
Portfolio Turnover Rate[3]	3%	6%	4%	5%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$99.71	$111.96	$93.06	$94.75	$102.60	$104.76
Investment Operations
Net Investment Income	1.457[1]	3.336[1]	2.863[1]	2.754	2.829	3.517[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.682	(12.397)	18.928	(1.767)	(7.869)	(2.169)
Total from Investment Operations	9.139	(9.061)	21.791	.987	(5.040)	1.348
Distributions
Dividends from Net Investment Income	(1.309)	(3.189)	(2.891)	(2.677)	(2.810)	(3.508)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.309)	(3.189)	(2.891)	(2.677)	(2.810)	(3.508)
Net Asset Value, End of Period	$107.54	$99.71	$111.96	$93.06	$94.75	$102.60

Total Return	9.33%	-8.33%	23.79%	1.18%	-5.01%	1.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,661	$2,588	$2,731	$2,222	$2,628	$2,122
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.94%	2.86%	3.05%	2.87%	3.37%[2]
Portfolio Turnover Rate[3]	3%	6%	4%	5%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated

21

FTSE All-World ex-US Index Fund

clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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FTSE All-World ex-US Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

FTSE All-World ex-US Index Fund

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,864,000, representing 0.01% of the fund’s net assets and 0.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

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FTSE All-World ex-US Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	3,475,988	11,391	—
Common Stocks—Other	1,172,192	33,666,226	8,213
Preferred Stocks	—	—	79
Temporary Cash Investments	1,038,273	16,548	—
Futures Contracts—Assets[1]	301	—	—
Futures Contracts—Liabilities[1]	(373)	—	—
Forward Currency Contracts—Assets	—	1,129	—
Forward Currency Contracts—Liabilities	—	(2,453)	—
Total	5,686,381	33,692,841	8,292
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	301	—	301
Unrealized Appreciation—Forward Currency Contracts	—	1,129	1,129
Total Assets	301	1,129	1,430

Variation Margin Payable—Futures Contracts	(373)	—	(373)
Unrealized Depreciation—Forward Currency Contracts	—	(2,453)	(2,453)
Total Liabilities	(373)	(2,453)	(2,826)

25

FTSE All-World ex-US Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(28,452)	—	(28,452)
Forward Currency Contracts	—	(1,350)	(1,350)
Realized Net Gain (Loss) on Derivatives	(28,452)	(1,350)	(29,802)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	21,309	—	21,309
Forward Currency Contracts	—	4,232	4,232
Change in Unrealized Appreciation (Depreciation) on Derivatives	21,309	4,232	25,541

E.   As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	34,892,292
Gross Unrealized Appreciation	8,681,195
Gross Unrealized Depreciation	(4,176,210)
Net Unrealized Appreciation (Depreciation)	4,504,985

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at October 31, 2018, the fund had available capital losses including $79,230,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $1,618,198,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended April 30, 2019, the fund purchased $2,731,835,000 of investment securities and sold $1,561,315,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,308,792,000 and $974,263,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

FTSE All-World ex-US Index Fund

G.   Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	37,606	1,968	180,096	8,517
Issued in Lieu of Cash Distributions	5,938	330	16,330	785
Redeemed	(234,795)	(12,483)	(204,623)	(9,700)
Net Increase (Decrease)—Investor Shares	(191,251)	(10,185)	(8,197)	(398)
ETF Shares
Issued	1,628,397	35,247	2,468,809	45,799
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,082,052)	(22,200)	(127,801)	(2,400)
Net Increase (Decrease)—ETF Shares	546,345	13,047	2,341,008	43,399
Admiral Shares
Issued	1,951,390	66,659	1,684,175	50,462
Issued in Lieu of Cash Distributions	62,213	2,178	137,578	4,203
Redeemed	(1,503,550)	(50,846)	(983,900)	(29,911)
Net Increase (Decrease)—Admiral Shares	510,053	17,991	837,853	24,754
Institutional Shares
Issued	753,741	7,952	1,143,356	10,929
Issued in Lieu of Cash Distributions	58,429	644	133,291	1,283
Redeemed	(565,628)	(5,847)	(1,525,077)	(14,417)
Net Increase (Decrease)—Institutional Shares	246,542	2,749	(248,430)	(2,205)
Institutional Plus Shares
Issued	179,816	1,716	836,366	7,382
Issued in Lieu of Cash Distributions	30,779	321	72,324	659
Redeemed	(342,084)	(3,244)	(743,280)	(6,486)
Net Increase (Decrease)—Institutional Plus Shares	(131,489)	(1,207)	165,410	1,555

H.   Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

27

FTSE All-World ex-US Small-Cap Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	8.6%
Consumer Goods	11.6
Consumer Services	11.8
Financials	21.5
Health Care	5.8
Industrials	22.9
Oil & Gas	4.4
Technology	9.6
Telecommunications	1.2
Utilities	2.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
§,1Australia †			324,162	4.9%

§,1Austria †			51,574	0.8%

Belgium
^,*	Argenx SE	105,420	13,510	0.2%
	Belgium—Other †		89,720	1.4%
			103,230	1.6%

[1]Brazil †			80,529	1.2%

Canada
	Open Text Corp.	719,559	27,661	0.4%
^,*	Canopy Growth Corp.	498,532	25,181	0.4%
	Gildan Activewear Inc.	572,619	21,115	0.3%
^,*	Aurora Cannabis Inc.	2,215,565	20,126	0.3%
	First Quantum Minerals Ltd.	1,903,215	20,102	0.3%
	CAE Inc.	748,624	17,412	0.3%
	CCL Industries Inc. Class B	406,279	17,331	0.3%
	Kirkland Lake Gold Ltd.	520,467	16,826	0.3%
	WSP Global Inc.	289,239	15,618	0.2%
	Algonquin Power & Utilities Corp.	1,333,286	15,217	0.2%
^	Canadian Apartment Properties REIT	400,221	14,319	0.2%
	H&R REIT	795,948	13,599	0.2%
^	Onex Corp.	231,455	13,426	0.2%
	Keyera Corp.	578,703	13,374	0.2%
*	BlackBerry Ltd.	1,382,342	12,681	0.2%
^	Parkland Fuel Corp.	403,535	12,437	0.2%
	iA Financial Corp. Inc.	303,608	12,088	0.2%
	Cameco Corp.	1,093,832	12,068	0.2%
	Methanex Corp.	214,998	11,786	0.2%
	Toromont Industries Ltd.	217,756	11,324	0.2%
*	Kinross Gold Corp.	3,434,471	10,921	0.2%
	Empire Co. Ltd.	479,607	10,668	0.2%
	Tourmaline Oil Corp.	704,420	10,532	0.2%

29

FTSE All-World ex-US Small-Cap Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Ritchie Bros Auctioneers Inc.	297,895	10,366	0.2%
	Allied Properties REIT	288,789	10,224	0.2%
*	Bombardier Inc. Class B	5,899,955	10,085	0.1%
^	AltaGas Ltd.	756,186	10,053	0.1%
^	Vermilion Energy Inc.	383,582	9,795	0.1%
	TMX Group Ltd.	152,337	9,718	0.1%
	Lundin Mining Corp.	1,762,990	9,462	0.1%
§	Canada—Other †		506,324	7.6%
			931,839	14.1%

	Chile †		18,423	0.3%

	§,1China †		233,224	3.5%

	Colombia †		4,014	0.1%

	Denmark
	SimCorp A/S	111,767	10,972	0.2%
	Royal Unibrew A/S	140,932	10,113	0.1%
§,1	Denmark—Other †		50,810	0.8%
			71,895	1.1%

	§Egypt †		8,120	0.1%

	Finland
	Valmet Oyj	373,786	10,297	0.2%
	Finland—Other †		55,588	0.8%
			65,885	1.0%
	France
1	Euronext NV	195,092	13,556	0.2%
1	France—Other †		136,560	2.1%
			150,116	2.3%

	[1]Germany †		267,775	4.0%

	§Greece †		11,452	0.2%

	§,1Hong Kong †		95,933	1.5%

	Hungary †		621	0.0%

	§,1India †		192,190	2.9%

	Indonesia †		41,431	0.6%

	Ireland †		19,637	0.3%

	Israel †		28,971	0.4%

	[1]Italy †		144,537	2.2%

	Japan †		984,380	14.8%

30

FTSE All-World ex-US Small-Cap Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Kuwait †		7,720	0.1%

	§,1Malaysia †		56,755	0.9%

	[1]Mexico †		32,716	0.5%

	Netherlands
	IMCD NV	147,808	11,951	0.2%
§,1	Netherlands—Other †		102,231	1.5%
			114,182	1.7%

	New Zealand †		54,673	0.8%

	Norway
	Storebrand ASA	1,292,894	10,927	0.2%
1	Norway—Other †		90,218	1.3%
			101,145	1.5%

	Pakistan †		15,992	0.2%

	[1]Philippines †		22,992	0.4%

	§,1Poland †		40,542	0.6%

	Portugal †		25,345	0.4%

	Qatar †		783	0.0%

	[1]Russia †		6,900	0.1%

	Saudi Arabia †		4,151	0.1%

	§Singapore †		65,705	1.0%

	South Africa †		37,919	0.6%

	§,1South Korea †		284,261	4.3%

	§,1Spain †		93,538	1.4%

	Sweden
	Fabege AB	729,652	10,135	0.1%
1	Sweden—Other †		223,921	3.4%
			234,056	3.5%
	Switzerland
	BB Biotech AG	158,155	10,930	0.1%
§,1	Switzerland—Other †		210,112	3.2%
			221,042	3.3%

	§Taiwan †		444,895	6.7%

	§Thailand †		108,851	1.6%

31

FTSE All-World ex-US Small-Cap Index Fund

			Shares	Market Value• ($000)	Percentage of Net Assets
	§,1 Turkey †			13,827	0.2%

	§United Arab Emirates †			2,603	0.0%

	United Kingdom
*	BTG plc		1,095,743	11,946	0.2%
	Intermediate Capital Group plc		771,357	11,920	0.2%
	Spectris plc		320,562	11,518	0.2%
	Tullow Oil plc		3,863,137	11,327	0.2%
	SSP Group plc		1,237,307	11,246	0.2%
	Beazley plc		1,441,327	10,861	0.2%
	HomeServe plc		759,712	10,768	0.2%
	Electrocomponents plc		1,229,162	10,365	0.1%
	BBA Aviation plc		2,865,840	10,184	0.1%
	Rotork plc		2,414,977	9,850	0.1%
	Dechra Pharmaceuticals plc		277,867	9,657	0.1%
§,1	United Kingdom—Other †			616,992	9.3%
				736,634	11.1%
	Total Common Stocks (Cost $6,716,564)			6,557,165	98.9%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.545%	4,765,520	476,600	7.2%

	5U.S. Government and Agency Obligations †			2,645	0.0%
	Total Temporary Cash Investments (Cost $479,196)			479,245	7.2%[2]
	Total Investments (Cost $7,195,760)			7,036,410	106.1%
	Other Assets and Liabilities
	Other Assets[3,5]			50,135	0.7%
	Liabilities[3]			(453,497)	(6.8%	)
				(403,362)	(6.1%	)
	Net Assets			6,633,048	100.0%

32

FTSE All-World ex-US Small-Cap Index Fund

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	6,559,810
Affiliated Issuers	476,600
Total Investments in Securities	7,036,410
Investment in Vanguard	322
Receivables for Investment Securities Sold	6,106
Receivables for Accrued Income	25,812
Receivables for Capital Shares Issued	1,255
Variation Margin Receivable—Futures Contracts	71
Unrealized Appreciation—Forward Currency Contracts	220
Other Assets[3,5]	16,349
Total Assets	7,086,545
Liabilities
Payables for Investment Securities Purchased	2,514
Collateral for Securities on Loan	447,070
Payables for Capital Shares Redeemed	1,208
Payables to Vanguard	1,551
Variation Margin Payable—Futures Contracts	103
Unrealized Depreciation—Forward Currency Contracts	294
Other Liabilities	757
Total Liabilities	453,497
Net Assets	6,633,048

33

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	6,918,865
Total Distributable Earnings (Loss)	(285,817)
Net Assets	6,633,048

Investor Shares—Net Assets
Applicable to 16,356,787 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	665,755
Net Asset Value Per Share—Investor Shares	$40.70

ETF Shares—Net Assets
Applicable to 51,233,406 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,466,930
Net Asset Value Per Share—ETF Shares	$106.71

Admiral Shares—Net Assets
Applicable to 10,809,831 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	284,792
Net Asset Value Per Share—Admiral Shares	$26.35

Institutional Shares—Net Assets
Applicable to 1,057,205 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	215,571
Net Asset Value Per Share—Institutional Shares	$203.91

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $422,826,000.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $283,192,000, representing 4.3% of net assets.

2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.1%, respectively, of net assets.

3	Includes $447,070,000 of collateral received for securities on loan, of which $441,833,000 is held in Vanguard Market Liquidity Fund and $5,237,000 is held in cash.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Securities with a value of $2,645,000 and cash of $1,527,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

34

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Markets Index	June 2019	407		21,982	337
Dow Jones EURO STOXX 50 Index	June 2019	499		19,305	748
E-mini Russell 2000 Index	June 2019	219		17,456	359
Topix Index	June 2019	58		8,410	76
SGX Nikkei 225 Index	June 2019	65		6,515	47
Yen Denominated Nikkei 225 Index	June 2019	18		1,807	3
					1,570

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/26/19	EUR	8,846	USD	10,109	—	(136)
Goldman Sachs International	6/18/19	JPY	916,281	USD	8,215	45	—
Toronto-Dominion Bank	6/18/19	JPY	543,295	USD	4,902	—	(5)
BNP Paribas	6/26/19	EUR	3,640	USD	4,137	—	(34)
Bank of America, N.A.	6/26/19	EUR	2,726	USD	3,097	—	(25)
Bank of America, N.A.	6/26/19	EUR	2,342	USD	2,639	1	—
Goldman Sachs International	6/26/19	EUR	2,256	USD	2,579	—	(36)
BNP Paribas	6/18/19	JPY	280,080	USD	2,551	—	(27)
JPMorgan Chase Bank, N.A.	6/18/19	JPY	219,870	USD	1,993	—	(11)
JPMorgan Chase Bank, N.A.	6/26/19	EUR	1,683	USD	1,886	11	—
JPMorgan Chase Bank, N.A.	6/26/19	EUR	1,143	USD	1,294	—	(5)
Bank of America, N.A.	6/18/19	JPY	130,360	USD	1,176	—	(1)
Toronto-Dominion Bank	6/26/19	EUR	505	USD	577	—	(8)
Citibank, N.A.	7/2/19	USD	8,720	JPY	956,130	92	—
Toronto-Dominion Bank	6/26/19	USD	4,579	EUR	4,011	57	—
JPMorgan Chase Bank, N.A.	6/18/19	USD	2,928	JPY	325,540	—	(6)
JPMorgan Chase Bank, N.A.	6/26/19	USD	2,094	EUR	1,854	4	—
BNP Paribas	6/26/19	USD	2,094	EUR	1,854	4	—
Bank of America, N.A.	6/26/19	USD	1,067	EUR	941	6	—
Goldman Sachs International	6/18/19	USD	876	JPY	97,195	—	—
						220	(294)

EUR—Euro.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

35

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends[1]	71,904
Interest[2]	420
Securities Lending—Net	9,304
Total Income	81,628
Expenses
The Vanguard Group—Note B
Investment Advisory Services	833
Management and Administrative—Investor Shares	627
Management and Administrative—ETF Shares	1,755
Management and Administrative—Admiral Shares	49
Management and Administrative—Institutional Shares	67
Marketing and Distribution—Investor Shares	59
Marketing and Distribution—ETF Shares	140
Marketing and Distribution—Admiral Shares	1
Marketing and Distribution—Institutional Shares	4
Custodian Fees	514
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	147
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	4,202
Net Investment Income	77,426
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	111,658
Futures Contracts	(2,962)
Forward Currency Contracts	(158)
Foreign Currencies	(419)
Realized Net Gain (Loss)	108,119

36

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations (continued)
Six Months Ended April 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	304,324
Futures Contracts	4,128
Forward Currency Contracts	184
Foreign Currencies	(6)
Change in Unrealized Appreciation (Depreciation)	308,630
Net Increase (Decrease) in Net Assets Resulting from Operations	494,175

1       Dividends are net of foreign withholding taxes of $7,672,000.

2       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $303,000, $4,000, and $38,000, respectively. Purchases and sales are for temporary cash investment purposes.

3       Includes $116,288,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

37

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,426	160,457
Realized Net Gain (Loss)	108,119	198,737
Change in Unrealized Appreciation (Depreciation)	308,630	(1,132,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	494,175	(773,340)
Distributions
Net Investment Income
Investor Shares	(12,932)	(22,105)
ETF Shares	(83,547)	(131,769)
Admiral Shares	(47)	—
Institutional Shares	(3,177)	(6,194)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(99,703)	(160,068)
Capital Share Transactions
Investor Shares	(186,009)	117,909
ETF Shares	131,043	1,220,600
Admiral Shares	276,735	—
Institutional Shares	1,005	4,805
Net Increase (Decrease) from Capital Share Transactions	222,774	1,343,314
Total Increase (Decrease)	617,246	409,906
Net Assets
Beginning of Period	6,015,802	5,605,896
End of Period	6,633,048	6,015,802

See accompanying Notes, which are an integral part of the Financial Statements.

38

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,				Year Ended October 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.50		$44.36	$36.74	$36.27	$38.10	$38.99
Investment Operations
Net Investment Income	.429	1	1.115	1.965	1.933	.887	.909
Net Realized and Unrealized Gain (Loss) on Investments[2]	2.356		(5.832)	7.684	.461	(1.769)	(.834)
Total from Investment Operations	2.785		(4.717)	8.649	1.394	(.882)	.075
Distributions
Dividends from Net Investment Income	(.585)		(1.143)	(1.029)	(.924)	(.948)	(.965)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	(.585)		(1.143)	(1.029)	(.924)	(.948)	(.965)
Net Asset Value, End of Period	$40.70		$38.50	$44.36	$36.74	$36.27	$38.10
Total Return[3]	7.48%		-10.95%	24.02%	3.95%	-2.33%	0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$666		$804	$812	$520	$446	$382
Ratio of Total Expenses to Average Net Assets	0.22%		0.22%	0.25%	0.27%	0.31%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.28%		2.50%	2.40%	2.63%	2.41%	2.25%
Portfolio Turnover Rate[4]	17%		15%	14%	14%	9%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01. Effective July 25, 2014, fees were eliminated.

3       Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended April 30,						Year Ended October 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$100.93		$116.30		$96.34		$95.09	$99.89	$102.21
Investment Operations
Net Investment Income	1.233	1	3.019	1	2.650	1	2.574	2.461	2.570
Net Realized and Unrealized Gain (Loss) on Investments[2]	6.127		(15.269)		20.140		1.216	(4.634)	(2.169)
Total from Investment Operations	7.360		(12.250)		22.790		3.790	(2.173)	.401
Distributions
Dividends from Net Investment Income	(1.580)		(3.120)		(2.830)		(2.540)	(2.627)	(2.721)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.580)		(3.120)		(2.830)		(2.540)	(2.627)	(2.721)
Net Asset Value, End of Period	$106.71		$100.93		$116.30		$96.34	$95.09	$99.89
Total Return	7.55%		-10.87%		24.16%		4.11%	-2.19%	0.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,467		$5,009		$4,568		$2,652	$2,407	$1,947
Ratio of Total Expenses to Average Net Assets	0.12%		0.12%		0.13%		0.13%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.38%		2.60%		2.52%		2.77%	2.55%	2.43%
Portfolio Turnover Rate[3]	17%		15%		14%		14%	9%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.04. Effective July 25, 2014, fees were eliminated.

3       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Admiral Shares

February 7, 2019[1] to
For a Share Outstanding Throughout the Period	April 30, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.236
Net Realized and Unrealized Gain (Loss) on Investments	1.120
Total from Investment Operations	1.356
Distributions
Dividends from Net Investment Income	(.006)
Distributions from Realized Capital Gains	—
Total Distributions	(.006)
Net Asset Value, End of Period	$26.35
Total Return[3]	5.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$285
Ratio of Total Expenses to Average Net Assets	0.16%
Ratio of Net Investment Income to Average Net Assets	2.34%
Portfolio Turnover Rate[4]	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Inception.

2       Calculated based on average shares outstanding.

3       Total return does not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended April 30,						Year Ended October 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$192.87		$222.24		$184.07		$181.69	$190.87	$195.32
Investment Operations
Net Investment Income	2.387	1	5.748	1	5.044	1	4.937	4.756	4.933
Net Realized and Unrealized Gain (Loss) on Investments[2]	11.683		(29.138)		38.536		2.326	(8.864)	(4.161)
Total from Investment Operations	14.070		(23.390)		43.580		7.263	(4.108)	.772
Distributions
Dividends from Net Investment Income	(3.030)		(5.980)		(5.410)		(4.883)	(5.072)	(5.222)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(3.030)		(5.980)		(5.410)		(4.883)	(5.072)	(5.222)
Net Asset Value, End of Period	$203.91		$192.87		$222.24		$184.07	$181.69	$190.87
Total Return[3]	7.55%		-10.85%		24.18%		4.11%	-2.17%	0.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216		$203		$226		$175	$164	$57
Ratio of Total Expenses to Average Net Assets	0.11%		0.11%		0.12%		0.12%	0.15%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.39%		2.61%		2.53%		2.78%	2.57%	2.44%
Portfolio Turnover Rate[4]	17%		15%		14%		14%	9%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.06. Effective July 25, 2014, fees were eliminated.

3       Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4       Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the

43

FTSE All-World ex-US Small-Cap Index Fund

fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

44

FTSE All-World ex-US Small-Cap Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8.   Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

FTSE All-World ex-US Small-Cap Index Fund

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $322,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

46

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	1,067,195	—	326
Common Stocks—Other	35,428	5,445,276	8,940
Temporary Cash Investments	476,600	2,645	—
Futures Contracts—Assets[1]	71	—	—
Futures Contracts—Liabilities[1]	(103)	—	—
Forward Currency Contracts—Assets	—	220	—
Forward Currency Contracts—Liabilities	—	(294)	—
Total	1,579,191	5,447,847	9,266

1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	71	—	71
Unrealized Appreciation—Forward Currency Contracts	—	220	220
Total Assets	71	220	291

Variation Margin Payable—Futures Contracts	(103)	—	(103)
Unrealized Depreciation—Forward Currency Contracts	—	(294)	(294)
Total Liabilities	(103)	(294)	(397)

47

FTSE All-World ex-US Small-Cap Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,962)	—	(2,962)
Forward Currency Contracts	—	(158)	(158)
Realized Net Gain (Loss) on Derivatives	(2,962)	(158)	(3,120)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,128	—	4,128
Forward Currency Contracts	—	184	184
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,128	184	4,312

E. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	7,231,560
Gross Unrealized Appreciation	899,512
Gross Unrealized Depreciation	(1,093,166)
Net Unrealized Appreciation (Depreciation)	(193,654)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $8,715,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $118,842,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended April 30, 2019, the fund purchased $1,082,471,000 of investment securities and sold $912,378,000 of investment securities, other than temporary cash investments. Purchases and sales include $460,259,000 and $378,896,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

48

FTSE All-World ex-US Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	164,564	4,386	311,292	6,977
Issued in Lieu of Cash Distributions	10,882	311	19,120	433
Redeemed	(361,455)	(9,231)	(212,503)	(4,819)
Net Increase (Decrease)—Investor Shares	(186,009)	(4,534)	117,909	2,591
ETF Shares
Issued	591,404	6,109	1,687,576	14,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(460,361)	(4,500)	(466,976)	(4,000)
Net Increase (Decrease)—ETF Shares	131,043	1,609	1,220,600	10,347
Admiral Shares[1]
Issued	286,370	11,181	—	—
Issued in Lieu of Cash Distributions	37	1	—	—
Redeemed	(9,672)	(372)	—	—
Net Increase (Decrease)—Admiral Shares	276,735	10,810	—	—
Institutional Shares
Issued	18,344	95	46,983	217
Issued in Lieu of Cash Distributions	3,158	18	6,012	27
Redeemed	(20,497)	(108)	(48,190)	(209)
Net Increase (Decrease)—Institutional Shares	1,005	5	4,805	35

1 Inception was February 7, 2019, for Admiral Shares.

H.   Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

49

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the courses of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average.

50

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

51

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q7702 062019

Semiannual Report | April 30, 2019 Vanguard Global ex-U.S. Real Estate Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019
Global ex-U.S. Real Estate Index Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,129.74	$1.64
ETF Shares	1,000.00	1,130.51	0.63
AdmiralTM Shares	1,000.00	1,130.44	0.63
Institutional Shares	1,000.00	1,130.61	0.58
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.26	$1.56
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.25	0.55

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Global ex-U.S. Real Estate Index Fund

Sector Diversification

As of April 30, 2019

Diversified REITs	12.2%
Diversified Real Estate Activites	19.9
Health Care REITs	0.8
Hotel & Resort REITs	1.1
Industrial REITs	6.2
Information Technology	0.1
Office REITs	8.3
Real Estate Development	17.1
Real Estate Operating Companies	17.9
Residential REITs	2.3
Retail REITs	13.2
Specialized REITs	0.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Common Stocks (99.3%)[1]
Australia (7.9%)
Goodman Group	9,753,283	90,760
Scentre Group	32,268,134	87,043
Dexus	6,119,726	54,029
GPT Group	10,882,509	44,020
Mirvac Group	20,694,269	41,428
Vicinity Centres	19,717,362	35,360
Stockland	13,005,076	34,621
Lendlease Group	3,547,292	33,264
Charter Hall Group	2,810,521	19,468
Shopping Centres Australasia Property Group	5,570,009	10,064
Cromwell Property Group	10,440,401	8,282
BWP Trust	3,051,393	7,963
Charter Hall Retail REIT	2,304,977	7,561
Abacus Property Group	2,087,689	5,555
Growthpoint Properties Australia Ltd.	1,766,650	5,236
National Storage REIT	4,067,870	5,130
Viva Energy REIT	2,936,730	5,100
Charter Hall Long Wale REIT	1,462,367	4,748
Charter Hall Education Trust	1,600,792	4,208
Aveo Group	2,624,527	3,946
Arena REIT	1,631,981	3,369
Rural Funds Group	2,054,794	3,290
GDI Property Group	3,194,357	3,133
Ingenia Communities Group	1,345,529	2,920
Hotel Property Investments	926,853	2,221
Cedar Woods Properties Ltd.	368,805	1,481
APN Industria REIT	676,682	1,360
Villa World Ltd.	737,116	1,166
		526,726
Austria (0.6%)
CA Immobilien Anlagen AG	442,559	15,524
IMMOFINANZ AG	560,866	14,385
S IMMO AG	315,468	6,906
		36,815
Belgium (1.0%)
Cofinimmo SA	128,514	16,436
Warehouses De Pauw CVA	104,771	15,723
Aedifica SA	149,486	13,427
Befimmo SA	140,498	8,052
Montea C.V.A	62,145	5,228
Retail Estates NV	45,986	4,293
Intervest Offices & Warehouses NV	132,588	3,759
		66,918
Brazil (0.6%)
BR Malls Participacoes SA	5,261,816	16,506
Multiplan Empreendimentos Imobiliarios SA	1,630,848	9,965
Iguatemi Empresa de Shopping Centers SA	522,586	5,088
Aliansce Shopping Centers SA	530,537	2,571
BR Properties SA	735,174	1,641
Sonae Sierra Brasil SA	138,165	1,032
		36,803
Canada (2.4%)
RioCan REIT	906,696	17,434
First Capital Realty Inc.	1,047,351	16,691
Canadian Apartment Properties REIT	450,694	16,124
^ H&R REIT	849,282	14,511
Allied Properties REIT	321,362	11,377
SmartCentres REIT	422,679	10,689
^ Choice Properties REIT	830,967	8,460
^ Tricon Capital Group Inc.	866,760	6,890
Granite REIT	135,104	6,151

4

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
^	Dream Global REIT	577,179	5,941
^	Cominar REIT	538,718	4,520
^	Boardwalk REIT	138,856	4,031
	Killam Apartment REIT	269,321	3,806
^	Artis REIT	461,245	3,591
	Northview Apartment REIT	165,853	3,489
	InterRent REIT	313,593	3,181
^	Dream Office REIT	175,240	3,048
^	CT REIT	286,087	3,011
^	NorthWest Healthcare Properties REIT	348,834	2,984
^	Dream Industrial REIT	338,413	2,910
^	Crombie REIT	264,714	2,826
^	Summit Industrial Income REIT	286,478	2,536
	DREAM Unlimited Corp. Class A	426,694	2,382
	Morguard North American Residential REIT	100,115	1,318
^	Slate Retail REIT	127,011	1,179
^	Slate Office REIT	203,345	882
	Minto Apartment REIT	60,407	872
^	True North Commercial REIT	149,218	741
			161,575
Chile (0.2%)
*	Parque Arauco SA	3,979,078	10,986
	Plaza SA	1,443,549	3,453
			14,439
China (11.0%)
	China Overseas Land & Investment Ltd.	22,611,710	84,718
	Sunac China Holdings Ltd.	13,927,278	71,776
	China Resources Land Ltd.	16,398,446	71,418
	Country Garden Holdings Co. Ltd.	43,356,163	69,867
^	China Evergrande Group	18,311,921	58,726
	China Vanke Co. Ltd.	9,581,983	37,075
	Longfor Group Holdings Ltd.	9,001,708	33,284
	Shimao Property Holdings Ltd.	6,417,664	19,561
	China Jinmao Holdings Group Ltd.	25,202,054	16,340
	CIFI Holdings Group Co. Ltd.	22,090,000	14,679
	Agile Group Holdings Ltd.	8,813,409	13,315
^	Future Land Development Holdings Ltd.	10,382,000	12,381
	Guangzhou R&F Properties Co. Ltd.	6,164,609	12,264
	Logan Property Holdings Co. Ltd.	7,665,984	12,199
	China Aoyuan Group Ltd.	7,786,000	9,451
	Yuexiu Property Co. Ltd.	37,353,094	8,670
	KWG Group Holdings Ltd.	7,345,158	8,615
	Sino-Ocean Group Holding Ltd.	18,937,829	8,508
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,550,018	8,404
	Shenzhen Investment Ltd.	20,200,201	8,038
	Times China Holdings Ltd.	3,220,000	5,847
	Yuzhou Properties Co. Ltd.	11,008,470	5,818
	China SCE Group Holdings Ltd.	11,939,766	5,643
	Kaisa Group Holdings Ltd.	13,209,000	5,609
^	Yuexiu REIT	8,180,516	5,526
	Zhenro Properties Group Ltd.	7,745,000	5,341
^,*	Ronshine China Holdings Ltd.	3,869,000	5,328
	Shui On Land Ltd.	21,045,038	5,128
	Poly Property Group Co. Ltd.	11,654,048	4,890
	Powerlong Real Estate Holdings Ltd.	9,411,139	4,584
	Hopson Development Holdings Ltd.	4,110,710	4,514
^	China Overseas Grand Oceans Group Ltd.	8,460,079	4,512
*	Renhe Commercial Holdings Co. Ltd.	126,871,484	4,196
*	SOHO China Ltd.	11,436,545	4,148
	China South City Holdings Ltd.	26,454,111	4,015
*,2	Midea Real Estate Holding Ltd.	1,504,216	3,975
2	Red Star Macalline Group Corp. Ltd.	4,102,924	3,890
	Gemdale Properties & Investment Corp. Ltd.	27,538,000	3,693

5

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
^,*,2	China Logistics Property Holdings Co. Ltd.	9,490,000	3,595
	Road King Infrastructure Ltd.	1,458,000	3,311
	Greentown China Holdings Ltd.	3,551,314	3,220
^	Joy City Property Ltd.	21,214,285	3,027
^	Jiayuan International Group Ltd.	6,194,000	2,772
	C C Land Holdings Ltd.	9,737,500	2,248
^,2	Redco Group	5,466,000	2,184
*	Beijing Capital Land Ltd.	5,207,034	2,184
*	Zhuguang Holdings Group Co. Ltd.	13,896,000	2,183
*	Skyfame Realty Holdings Ltd.	12,843,012	2,113
	Central China Real Estate Ltd.	4,150,000	2,067
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,626,250	2,003
*	Redsun Properties Group Ltd.	5,735,000	1,987
	Greenland Hong Kong Holdings Ltd.	4,627,000	1,902
*	C&D International Investment Group Ltd.	1,367,000	1,808
^	LVGEM China Real Estate Investment Co. Ltd.	5,646,000	1,764
	Beijing North Star Co. Ltd.	4,334,000	1,720
	Shanghai Industrial Urban Development Group Ltd.	8,226,799	1,648
	Fantasia Holdings Group Co. Ltd.	8,426,943	1,599
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,877,550	1,496
	Yida China Holdings Ltd.	4,476,000	1,466
	Minmetals Land Ltd.	7,482,000	1,439
	China Electronics Optics Valley Union Holding Co. Ltd.	18,092,000	1,341
	China Merchants Land Ltd.	7,424,000	1,296
	Nam Tai Property Inc.	120,855	1,206
*	Landsea Green Group Co. Ltd.	9,616,000	1,204
*	Jingrui Holdings Ltd.	2,977,000	1,072
^,*	AVIC International Holding HK Ltd.	32,641,742	1,043
*,§	Mingfa Group International Co. Ltd.	4,231,908	1,020
^	Modern Land China Co. Ltd.	5,934,000	986
*	Sansheng Holdings Group Co. Ltd.	646,000	960
	Xinyuan Real Estate Co. Ltd. ADR	214,908	956
*,2	Sunshine 100 China Holdings Ltd.	4,612,000	938
^,2	China Vast Industrial Urban Development Co. Ltd.	2,134,000	919
*	Wanda Hotel Development Co. Ltd.	8,408,000	878
	Guorui Properties Ltd.	4,078,000	856
^,*	Glorious Property Holdings Ltd.	14,812,036	728
*	Zhong An Real Estate Ltd.	15,993,000	591
	Top Spring International Holdings Ltd.	2,041,500	588
^,*	Ground International Development Ltd.	11,520,000	482
*	Shanghai Zendai Property Ltd.	28,850,000	433
*	Hydoo International Holding Ltd.	8,020,000	387
*	DaFa Properties Group Ltd.	416,970	366
^,*	Carnival Group International Holdings Ltd.	50,802,799	311
*	EverChina International Holdings Co. Ltd.	9,529,331	274
*	China Minsheng DIT Group Ltd.	11,860,000	162
			732,679
Egypt (0.1%)
*	Talaat Moustafa Group	5,419,949	3,586
*	Medinet Nasr Housing	4,277,445	1,580
*	Six of October Development & Investment	1,490,785	1,483
*	Palm Hills Developments SAE	8,208,827	1,161
	Heliopolis Housing	763,610	1,144
*	Emaar Misr for Development SAE	3,985,076	795
			9,749
Finland (0.1%)
	Citycon Oyj	429,173	4,385

6

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
France (4.9%)
^	Unibail-Rodamco-Westfield	835,048	143,636
	Gecina SA	332,941	49,746
	Klepierre SA	1,259,587	44,758
	Covivio	377,942	40,905
	ICADE	273,078	23,339
	Nexity SA	297,221	13,902
	Altarea SCA	21,672	4,579
^	Mercialys SA	329,089	4,329
			325,194
Germany (6.5%)
	Vonovia SE	3,141,765	157,015
	Deutsche Wohnen SE	2,150,388	96,866
	LEG Immobilien AG	380,161	44,357
*	Aroundtown SA	4,385,719	35,632
	TAG Immobilien AG	883,191	19,889
*	alstria office REIT-AG	956,660	15,020
	Grand City Properties SA	625,270	14,734
	TLG Immobilien AG	332,887	9,807
	Deutsche EuroShop AG	305,752	9,189
2	ADO Properties SA	165,276	8,688
	PATRIZIA Immobilien AG	268,686	5,604
*	Hamborner REIT AG	483,496	5,078
	ADLER Real Estate AG	274,636	3,950
	DIC Asset AG	258,055	2,831
			428,660
Greece (0.1%)
	Grivalia Properties REIC AE	290,393	3,713
*	LAMDA Development SA	215,997	1,649
			5,362
Hong Kong (13.4%)
	Sun Hung Kai Properties Ltd.	9,315,941	160,778
	Link REIT	12,802,589	149,585
	CK Asset Holdings Ltd.	16,133,875	129,725
	New World Development Co. Ltd.	34,711,000	57,506
	Henderson Land Development Co. Ltd.	9,091,397	56,032
	Wharf Real Estate Investment Co. Ltd.	7,001,000	53,658
	Hongkong Land Holdings Ltd.	7,083,612	49,457
	Sino Land Co. Ltd.	20,104,604	35,365
	Wheelock & Co. Ltd.	4,721,152	33,645
	Hang Lung Properties Ltd.	11,985,932	28,212
	Swire Properties Ltd.	6,389,200	26,000
	Hysan Development Co. Ltd.	3,738,655	20,954
	Wharf Holdings Ltd.	7,005,000	20,132
	Kerry Properties Ltd.	3,616,832	15,481
	Hang Lung Group Ltd.	5,184,103	15,461
	Champion REIT	12,028,512	10,186
	Sunlight REIT	6,171,400	4,540
	K Wah International Holdings Ltd.	7,123,338	4,471
	Far East Consortium International Ltd.	6,889,000	3,261
	Prosperity REIT	7,234,649	3,110
^	Wang On Properties Ltd.	23,076,000	3,035
	Chinese Estates Holdings Ltd.	2,845,452	2,970
	Landing International Development Ltd.	8,820,000	2,819
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,293,500	1,757
	CSI Properties Ltd.	30,608,348	1,717
	Liu Chong Hing Investment Ltd.	136,000	237
			890,094
India (0.5%)
	DLF Ltd.	3,191,249	7,936
	Oberoi Realty Ltd.	651,817	4,756
*	Godrej Properties Ltd.	329,866	3,937
	Phoenix Mills Ltd.	341,141	2,944
*	Indiabulls Real Estate Ltd.	1,600,285	2,648
	Prestige Estates Projects Ltd.	666,467	2,508
	Sobha Ltd.	252,359	1,744
	Sunteck Realty Ltd.	222,901	1,479
	Mahindra Lifespace Developers Ltd.	156,706	856
	Omaxe Ltd.	237,611	709
	NESCO Ltd.	99,278	709
	Brigade Enterprises Ltd.	194,222	621
*	Housing Development & Infrastructure Ltd.	1,722,347	576
*	Unitech Ltd.	12,893,631	241
			31,664
Indonesia (0.4%)
*	Bumi Serpong Damai Tbk PT	56,000,627	5,645
	Ciputra Development Tbk PT	59,707,091	4,737
	Pakuwon Jati Tbk PT	87,666,928	4,398
	Summarecon Agung Tbk PT	46,976,800	3,689

7

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
*	Hanson International Tbk PT	462,395,300	3,212
	Lippo Karawaci Tbk PT	100,508,600	2,309
*	Alam Sutera Realty Tbk PT	61,977,797	1,461
*	Jaya Real Property Tbk PT	22,785,608	952
	Puradelta Lestari Tbk PT	51,591,900	927
*	Sentul City Tbk PT	103,624,500	838
	PP Properti Tbk PT	76,652,207	785
*	Kawasan Industri Jababeka Tbk PT	20,678,611	363
*	Intiland Development Tbk PT	6,139,900	143
*	Lippo Cikarang Tbk PT	440,400	57
*	Propertindo Mulia Investama Tbk PT	103,139	5
			29,521
Ireland (0.3%)
	Green REIT plc	4,046,670	7,693
	Hibernia REIT plc	4,197,120	6,732
	Irish Residential Properties REIT plc	2,166,366	3,837
			18,262
Israel (1.0%)
	Azrieli Group Ltd.	220,606	12,569
	Alony Hetz Properties & Investments Ltd.	676,253	8,241
*	Airport City Ltd.	446,686	7,418
	Melisron Ltd.	109,331	5,525
	Amot Investments Ltd.	875,713	5,163
	Reit 1 Ltd.	1,067,503	4,857
	Gazit-Globe Ltd.	541,643	4,372
*	Jerusalem Economy Ltd.	1,242,442	4,136
	Bayside Land Corp.	6,339	3,110
	Sella Capital Real Estate Ltd.	1,150,456	2,233
*	Big Shopping Centers Ltd.	30,333	2,123
*	ADO Group Ltd.	83,067	1,746
*	Brack Capital Properties NV	14,727	1,559
	Property & Building Corp. Ltd.	14,607	1,292
			64,344
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	293,408	2,223

Japan (21.5%)
	Mitsubishi Estate Co. Ltd.	8,424,945	142,465
	Mitsui Fudosan Co. Ltd.	6,004,157	139,068
	Daiwa House Industry Co. Ltd.	4,034,874	113,096
	Sumitomo Realty & Development Co. Ltd.	2,883,167	106,591
	Daito Trust Construction Co. Ltd.	457,925	61,318
	Nippon Building Fund Inc.	8,547	55,038
	Japan Real Estate Investment Corp.	8,385	46,479
	Nomura Real Estate Master Fund Inc.	27,484	40,270
	Japan Retail Fund Investment Corp.	15,834	30,256
	United Urban Investment Corp.	18,487	29,515
	Orix JREIT Inc.	16,733	29,378
	Nippon Prologis REIT Inc.	13,262	28,480
	Daiwa House REIT Investment Corp.	11,262	25,861
	Hulic Co. Ltd.	2,974,356	25,660
	GLP J-Reit	23,229	24,995
	Advance Residence Investment Corp.	8,151	22,755
	Japan Prime Realty Investment Corp.	5,577	22,298
	Japan Hotel REIT Investment Corp.	27,039	22,007
	Tokyu Fudosan Holdings Corp.	3,487,544	19,676
	Activia Properties Inc.	4,254	17,780
	Kenedix Office Investment Corp.	2,598	17,381
	Invincible Investment Corp.	34,343	17,378
	Sekisui House Reit Inc.	22,797	16,431
	Nomura Real Estate Holdings Inc.	749,029	15,928
	Nippon Accommodations Fund Inc.	2,934	14,992
	Tokyo Tatemono Co. Ltd.	1,313,783	14,829
	Mori Hills REIT Investment Corp.	9,661	12,871
	Frontier Real Estate Investment Corp.	3,002	12,488
^	Daiwa Office Investment Corp.	1,850	12,486
	Japan Logistics Fund Inc.	5,526	11,817

8

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
	Industrial & Infrastructure Fund Investment Corp.	10,292	11,704
	Japan Excellent Inc.	7,896	11,299
	Hulic Reit Inc.	6,749	11,061
	AEON REIT Investment Corp.	9,055	10,944
	Comforia Residential REIT Inc.	3,887	10,273
	NIPPON REIT Investment Corp.	2,730	10,190
	Premier Investment Corp.	7,945	9,831
	Aeon Mall Co. Ltd.	622,483	9,557
	Tokyu REIT Inc.	5,899	9,270
	MCUBS MidCity Investment Corp.	9,886	9,059
	Mori Trust Sogo Reit Inc.	5,866	8,844
	Kenedix Residential Next Investment Corp.	5,458	8,818
	Ichigo Office REIT Investment	9,233	8,505
	Invesco Office J-Reit Inc.	52,319	7,974
	Japan Rental Housing Investments Inc.	10,066	7,772
	Fukuoka REIT Corp.	4,815	7,493
	Kenedix Retail REIT Corp.	3,060	7,411
	LaSalle Logiport REIT	6,746	7,236
	Heiwa Real Estate REIT Inc.	6,161	6,956
	Global One Real Estate Investment Corp.	5,759	6,646
	Mitsui Fudosan Logistics Park Inc.	2,011	6,394
^	Hoshino Resorts REIT Inc.	1,246	6,045
	Hankyu Hanshin REIT Inc.	4,181	5,570
	Ichigo Inc.	1,520,500	4,911
^	Katitas Co. Ltd.	145,100	4,835
^	Mirai Corp.	9,564	4,205
	Heiwa Real Estate Co. Ltd.	217,332	4,192
^	One REIT Inc.	1,466	3,637
	Unizo Holdings Co. Ltd.	197,200	3,496
	Mitsubishi Estate Logistics REIT Investment Corp.	1,494	3,445
	Star Asia Investment Corp.	3,234	3,154
	Daibiru Corp.	343,157	3,043
	Mori Trust Hotel Reit Inc.	2,082	2,563
^,*	Leopalace21 Corp.	1,509,850	2,558
	Keihanshin Building Co. Ltd.	277,300	2,543
	TOC Co. Ltd.	344,929	2,156
	Starts Proceed Investment Corp.	1,377	2,144
	SAMTY Co. Ltd.	163,700	2,124
	Samty Residential Investment Corp.	2,036	1,854
^	Health Care & Medical Investment Corp.	1,803	1,844
^	Ichigo Hotel REIT Investment Corp.	1,537	1,783
	Sun Frontier Fudousan Co. Ltd.	164,300	1,681
^	Tosei Reit Investment Corp.	1,623	1,679
^	Takara Leben Real Estate Investment Corp.	1,976	1,664
	Takara Leben Co. Ltd.	522,052	1,624
	Sakura Sogo REIT Investment Corp.	1,998	1,574
	XYMAX REIT Investment Corp.	1,314	1,402
	Goldcrest Co. Ltd.	103,940	1,370
^	CRE Logistics REIT Inc.	1,244	1,266
	Tosei Corp.	151,600	1,261
	Ooedo Onsen Reit Investment Corp.	1,450	1,134
^	Shinoken Group Co. Ltd.	153,600	995
	Nippon Commercial Development Co. Ltd.	66,400	886
^	Star Mica Co. Ltd.	63,600	759
^	Marimo Regional Revitalization REIT Inc.	713	736
	Japan Property Management Center Co. Ltd.	83,300	677
^	Arealink Co. Ltd.	57,800	590
^	Ardepro Co. Ltd.	1,248,800	439
^	Mugen Estate Co. Ltd.	69,700	370
			1,423,033
Malaysia (0.6%)
	Sime Darby Property Bhd.	16,823,000	4,518
	SP Setia Bhd Group	7,852,800	4,310
	KLCCP Stapled Group Bhd.	2,070,470	3,848
	IGB REIT	8,401,000	3,782
	IOI Properties Group Bhd.	10,615,800	3,519
	Sunway REIT	6,623,034	2,997
	Axis REIT	4,317,900	1,851
	Mah Sing Group Bhd.	7,812,825	1,815
	UOA Development Bhd.	3,137,500	1,714
	Pavilion REIT	3,880,300	1,708
	UEM Sunrise Bhd.	7,315,465	1,647

9

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
	Matrix Concepts Holdings Bhd.	2,799,128	1,301
*	Eco World Development Group Bhd.	5,523,800	1,237
	Capitaland Malaysia Mall Trust	4,112,500	1,103
*	Eastern & Oriental Bhd.	4,788,297	1,013
	YNH Property Bhd.	2,430,300	977
*	Eco World International Bhd.	5,329,593	916
	LBS Bina Group Bhd.	4,304,340	640
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	117
*	Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	17
*	Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	5
*	Mah Sing Group Warrants Exp. 01/15/2026	264,345	1
*,§	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	438,840	1
			39,037
Mexico (0.9%)
	Fibra Uno Administracion SA de CV	18,313,685	27,300
	PLA Administradora Industrial S de RL de CV	4,773,293	7,939
	Concentradora Fibra Danhos SA de CV	5,116,692	7,484
2	Macquarie Mexico Real Estate Management SA de CV	4,652,870	5,532
	Corp Inmobiliaria Vesta SAB de CV	3,279,715	5,171
	Prologis Property Mexico SA de CV	2,047,200	4,378
2	Concentradora Fibra Hotelera Mexicana SA de CV	4,130,048	2,113
*	Grupo GICSA SAB de CV	4,186,327	1,347
	Asesor de Activos Prisma SAPI de CV	2,795,440	1,180
			62,444
Netherlands (0.3%)
	Eurocommercial Properties NV	245,257	7,116
^	Wereldhave NV	243,054	6,227
	NSI NV	111,948	4,436
^	Vastned Retail NV	101,069	3,551
			21,330
New Zealand (0.5%)
	Kiwi Property Group Ltd.	8,797,570	9,055
	Goodman Property Trust	6,292,462	7,269
	Precinct Properties New Zealand Ltd.	6,711,482	7,175
	Argosy Property Ltd.	5,024,861	4,419
	Stride Property Group	2,257,769	3,062
	Vital Healthcare Property Trust	2,069,486	2,946
			33,926
Norway (0.2%)
^,2	Entra ASA	748,096	10,858
	Selvaag Bolig ASA	259,083	1,471
			12,329
Other (0.2%)[3]
4	Vanguard Real Estate ETF	146,614	12,722

Philippines (1.7%)
	SM Prime Holdings Inc.	69,850,659	55,602
	Ayala Land Inc.	35,653,100	33,543
	Megaworld Corp.	75,542,400	8,122
*	Robinsons Land Corp.	12,273,172	5,766
	Vista Land & Lifescapes Inc.	25,612,778	3,595
*	DoubleDragon Properties Corp.	4,163,060	2,011
	Filinvest Land Inc.	57,819,000	1,708
	Belle Corp.	7,581,000	353
			110,700
Poland (0.1%)
	EPP NV	2,885,346	3,732
	LC Corp. SA	2,642,001	1,755
			5,487
Qatar (0.2%)
	Barwa Real Estate Co.	1,143,903	10,898
	United Development Co. QSC	1,052,233	3,904
	Mazaya Qatar Real Estate Development QSC	323,513	702
			15,504

10

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
Russia (0.1%)
	LSR Group PJSC GDR	1,261,609	2,682
	Etalon Group plc GDR	505,571	937
			3,619
Saudi Arabia (0.2%)
*	Dar Al Arkan Real Estate Development Co.	1,626,959	4,787
*	Emaar Economic City	1,290,805	3,169
*	Saudi Real Estate Co.	254,380	862
*	Al Rajhi REIT	323,804	724
	Riyad REIT Fund	252,754	522
	Alandalus Property Co.	98,925	402
*	Musharaka Real Estate Income Fund	142,101	305
*	Red Sea International Co.	57,086	235
			11,006
Singapore (5.7%)
	CapitaLand Ltd.	15,182,238	39,453
	Ascendas REIT	15,542,243	34,332
	CapitaLand Mall Trust	17,049,534	30,358
	City Developments Ltd.	3,748,490	24,673
	CapitaLand Commercial Trust	16,857,287	24,084
	Suntec REIT	13,722,027	18,665
	UOL Group Ltd.	3,281,078	18,313
	Mapletree Commercial Trust	11,390,533	16,170
	Mapletree Logistics Trust	14,154,696	15,426
	Mapletree North Asia Commercial Trust	12,903,188	12,892
	Mapletree Industrial Trust	8,024,534	12,164
	Fortune REIT	8,499,861	11,013
	Keppel REIT	10,923,315	9,801
	Frasers Logistics & Industrial Trust	9,745,950	8,467
	Ascott Residence Trust	7,433,878	6,556
	Manulife US REIT	7,350,434	6,396
	Keppel DC REIT	5,695,798	6,318
	Frasers Centrepoint Trust	3,523,341	6,190
	CDL Hospitality Trusts	4,581,526	5,388
	Parkway Life REIT	2,357,855	5,006
	Starhill Global REIT	8,150,068	4,554
	ESR-REIT	11,650,935	4,544
	Frasers Commercial Trust	4,114,067	4,472
	Yanlord Land Group Ltd.	3,959,104	4,253
	CapitaLand Retail China Trust	3,740,886	4,153
	OUE Hospitality Trust	7,093,800	3,734
	Cache Logistics Trust	6,508,842	3,638
	AIMS APAC REIT	3,443,576	3,594
	Frasers Property Ltd.	2,275,300	3,114
	Ascendas Hospitality Trust	4,410,400	3,014
	SPH REIT	3,884,300	2,941
	GuocoLand Ltd.	1,942,077	2,785
	Far East Hospitality Trust	5,541,692	2,689
	Frasers Hospitality Trust	4,764,200	2,680
	First REIT	3,447,854	2,459
	OUE Ltd.	1,681,200	2,176
	Lippo Malls Indonesia Retail Trust	12,059,806	1,907
	Soilbuild Business Space REIT	4,282,160	1,905
	Chip Eng Seng Corp. Ltd.	3,069,400	1,794
	Bukit Sembawang Estates Ltd.	398,368	1,669
	Sabana Shari’ah Compliant Industrial REIT	4,597,472	1,405
	Oxley Holdings Ltd.	4,958,100	1,182
*	Ying Li International Real Estate Ltd.	5,972,000	610
*	GSH Corp. Ltd.	2,677,400	552
			377,489
South Africa (2.1%)
	Growthpoint Properties Ltd.	18,045,193	31,368
	NEPI Rockcastle plc	2,876,177	24,012
	Redefine Properties Ltd.	32,687,521	22,512
	Fortress REIT Ltd. Class A	7,165,761	9,627
	Resilient REIT Ltd.	2,072,548	8,199
	Hyprop Investments Ltd.	1,562,079	7,639
	Vukile Property Fund Ltd.	5,153,527	7,413
	Attacq Ltd.	4,522,815	4,442
	Fortress REIT Ltd. Class B	5,736,481	4,371
	Equites Property Fund Ltd.	3,034,257	4,331
	SA Corporate Real Estate Ltd.	15,468,188	3,845
	Emira Property Fund Ltd.	2,658,281	2,641
	Stor-Age Property REIT Ltd.	2,337,929	2,203
	Arrowhead Properties Ltd.	6,528,236	1,824

11

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
	Octodec Investments Ltd.	934,438	1,316
	Delta Property Fund Ltd.	3,077,238	470
^	Rebosis Property Fund Ltd.	3,765,131	342
			136,555
South Korea (0.0%)
^	SK D&D Co. Ltd.	50,521	1,275
	Shinhan Alpha REIT Co. Ltd.	181,248	953
	Dongwon Development Co. Ltd.	230,933	940
			3,168
Spain (0.9%)
	Merlin Properties Socimi SA	2,227,096	30,379
	Inmobiliaria Colonial Socimi SA	1,672,189	18,017
*,2	Aedas Homes SAU	139,867	3,485
	Lar Espana Real Estate Socimi SA	431,166	3,383
*,2	Metrovacesa SA	274,305	3,169
*	Quabit Inmobiliaria SA	737,345	1,016
			59,449
Sweden (2.2%)
	Castellum AB	1,660,431	29,854
	Fabege AB	1,642,883	22,819
*	Fastighets AB Balder Class B	592,901	18,755
	Hufvudstaden AB Class A	714,571	11,907
^	Wallenstam AB	1,183,643	11,391
^	Wihlborgs Fastigheter AB	809,876	10,775
	Kungsleden AB	1,131,141	8,595
	Hemfosa Fastigheter AB	1,014,140	8,392
*	Nyfosa AB	1,019,573	6,070
^	Klovern AB	3,195,306	4,325
*	Hembla AB Class B	211,919	4,008
	Dios Fastigheter AB	518,485	3,691
	Catena AB	119,649	3,079
	Sagax AB	525,157	1,949
*	Victoria Park AB Class B	99,167	389
			145,999
Switzerland (1.3%)
	Swiss Prime Site AG	459,655	36,912
	PSP Swiss Property AG	244,535	24,952
	Allreal Holding AG	79,208	12,640
	Mobimo Holding AG	39,942	9,210
^	Intershop Holding AG	8,122	3,980
			87,694
Taiwan (0.6%)
	Highwealth Construction Corp.	5,617,544	8,998
	Ruentex Development Co. Ltd.	3,972,324	5,456
	Chong Hong Construction Co. Ltd.	1,245,297	3,504
	Huaku Development Co. Ltd.	1,380,854	3,492
	Prince Housing & Development Corp.	7,064,478	2,549
	Cathay Real Estate Development Co. Ltd.	3,061,100	2,493
	Hung Sheng Construction Ltd.	3,140,000	2,293
	Farglory Land Development Co. Ltd.	1,610,631	1,988
*	Radium Life Tech Co. Ltd.	4,208,947	1,846
	Kindom Construction Corp.	2,135,000	1,457
*	Taiwan Land Development Corp.	4,118,450	1,166
	Kuoyang Construction Co. Ltd.	2,347,887	911
	KEE TAI Properties Co. Ltd.	2,412,869	906
	Long Bon International Co. Ltd.	1,544,000	862
	Hong Pu Real Estate Development Co. Ltd.	1,286,194	807
*	Shining Building Business Co. Ltd.	2,334,524	767
	Huang Hsiang Construction Corp.	762,000	687
	Advancetek Enterprise Co. Ltd.	1,300,000	670
	Hung Ching Development & Construction Co. Ltd.	768,000	553
	ZongTai Real Estate Development Co. Ltd.	816,516	503
			41,908
Thailand (1.3%)
	Central Pattana PCL (Foreign)	8,126,200	19,234
	CPN Retail Growth Leasehold REIT (Foreign)	9,877,069	9,049
	Land & Houses PCL (Foreign)	21,612,700	7,588

12

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	10,664,624	7,081
^	WHA Corp. PCL (Foreign)	42,188,486	5,788
^	Supalai PCL (Foreign)	4,505,481	3,118
	IMPACT Growth REIT (Foreign)	3,956,300	2,928
^	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (Foreign)	6,746,296	2,855
^	MBK PCL (Foreign)	4,151,100	2,733
	Samui Airport Property Fund Leasehold	3,422,575	2,510
^	Quality Houses PCL (Foreign)	25,890,000	2,402
	Bangkok Land PCL (Foreign)	47,106,895	2,317
	Amata Corp. PCL (Foreign)	3,190,900	2,241
^	Pruksa Holding PCL (Foreign)	3,340,700	1,968
	Origin Property PCL	6,735,298	1,667
^	Singha Estate PCL (Foreign)	15,484,800	1,542
	Asian Property Development PCL (Foreign)	5,786,220	1,430
§	Pruksa Real Estate PCL (Foreign)	3,024,500	1,271
^	Siam Future Development PCL	6,218,960	1,218
	U City PCL	16,658,524	1,190
^	Ananda Development PCL	9,015,100	1,123
^	Platinum Group PCL	5,443,500	1,032
^	Sansiri PCL (Foreign)	20,529,400	920
	Country Group Development PCL (Foreign)	23,177,900	792
^	Golden Land Property Development PCL	2,997,300	779
	LPN Development PCL	3,430,000	752
^	Univentures PCL	3,798,400	750
	Property Perfect PCL (Foreign)	26,569,900	682
	Sansiri PCL	14,694,200	658
	SC Asset Corp. PCL (Foreign)	5,889,337	556
	SC Asset Corp. PCL NVDR	4,237,400	401
*	PACE Development Corp. PCL	33,926,400	234
	Frasers Property Thailand PCL NVDR	166,200	87
*	Central Pattana PCL	30,000	71
*	Land & Houses PCL	116,400	41
*	CPN Retail Growth Leasehold REIT	36,800	34
	Grand Canal Land PCL (Foreign)	397,400	33
*	Origin Property PCL Warrants	1,363,086	27
*	Amata Corp. PCL	36,000	25
*	Pruksa Holding PCL	42,000	25
	WHA Corp. PCL	163,600	22
	IMPACT Growth REIT	25,200	19
*	Bangkok Land PCL	360,600	18
*	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	42,000	18
	MBK PCL	25,800	17
	Supalai PCL	16,400	11
*	Country Group Development PCL	258,800	9
*	Quality Houses PCL	92,400	9
	Frasers Property Thailand PCL	11,223	6
			89,281
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,666,084	2,957
*	Is Gayrimenkul Yatirim Ortakligi AS	3,219,481	530
			3,487
United Arab Emirates (0.8%)
	Emaar Properties PJSC	21,163,996	27,733
	Aldar Properties PJSC	23,266,555	11,285
	Emaar Malls PJSC	11,757,777	5,580
	DAMAC Properties Dubai Co. PJSC	10,305,681	3,472
*	Deyaar Development PJSC	9,121,738	887
*	Eshraq Properties Co. PJSC	7,035,885	885
*	RAK Properties PJSC	5,511,338	715
			50,557
United Kingdom (6.6%)
	Segro plc	6,585,629	58,353
	Land Securities Group plc	4,563,395	54,998
	British Land Co. plc	5,859,581	45,463

13

Global ex-U.S. Real Estate Index Fund

		Shares	Market Value• ($000)
	Derwent London plc	673,132	27,860
	Tritax Big Box REIT plc	10,342,851	20,061
	Hammerson plc	4,684,786	19,711
	UNITE Group plc	1,593,649	19,587
	Great Portland Estates plc	1,660,941	16,368
	Shaftesbury plc	1,399,530	15,687
	Capital & Counties Properties plc	4,579,450	14,480
	Big Yellow Group plc	947,591	12,885
	Grainger plc	3,700,380	12,169
	LondonMetric Property plc	4,241,477	11,195
	Assura plc	14,332,701	11,151
	Safestore Holdings plc	1,271,414	10,685
	Workspace Group plc	788,355	10,169
	Primary Health Properties plc	4,725,054	8,108
	F&C Commercial Property Trust Ltd.	4,851,352	7,783
	St. Modwen Properties plc	1,229,117	6,596
	Intu Properties plc	5,222,412	6,435
	NewRiver REIT plc	1,883,314	5,646
	UK Commercial Property REIT Ltd.	4,134,540	4,771
	Civitas Social Housing plc	3,780,591	4,317
	Empiric Student Property plc	3,438,945	4,200
	MAS Real Estate Inc.	2,589,285	4,001
	Picton Property Income Ltd.	3,243,256	3,979
	LXI REIT plc	2,139,602	3,519
	Hansteen Holdings plc	2,551,936	3,127
	Helical plc	634,523	2,852
	Redefine International plc	1,618,597	2,665
2	Triple Point Social Housing Reit plc	2,090,362	2,584
2	Regional REIT Ltd.	1,872,450	2,575
	Schroder REIT Ltd.	3,090,451	2,296
	U & I Group plc	769,578	1,795
	Capital & Regional plc	3,426,645	1,073
			439,144
United States (0.2%)
	Brookfield Property REIT Inc. Class A	599,604	12,490
Total Common Stocks (Cost $6,413,472)			6,583,771
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.7%)
[5,6]	Vanguard Market Liquidity Fund, 2.545%	1,848,000	184,818

		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[7]	United States Treasury Bill, 2.479%, 5/9/19	1,300	1,300
[7]	United States Treasury Bill, 2.497%, 5/23/19	2,000	1,997
[7]	United States Treasury Bill, 2.390%, 7/5/19	400	398
			3,695
Total Temporary Cash Investments (Cost $188,501)			188,513
Total Investments (102.1%) (Cost $6,601,973)			6,772,284

Amount ($000)
Other Assets and Liabilities (-2.1%)
Other Assets
Investment in Vanguard	330
Receivables for Investment Securities Sold	47
Receivables for Accrued Income	27,146
Receivables for Capital Shares Issued	1,121
Variation Margin Receivable—Futures Contracts	30
Unrealized Appreciation—Forward Currency Contracts	77
Other Assets[6]	7,726
Total Other Assets	36,477
Liabilities
Payables for Investment Securities Purchased	(19,582)
Collateral for Securities on Loan	(155,263)
Payables for Capital Shares Redeemed	(158)
Payables to Vanguard	(1,214)
Variation Margin Payable—Futures Contracts	(44)
Unrealized Deppreciation—Forward Currency Contracts	(136)
Total Liabilities	(176,397)
Net Assets (100%)	6,632,364

14

Global ex-U.S. Real Estate Index Fund

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	6,655,875
Total Distributable Earnings (Loss)	(23,511)
Net Assets	6,632,364

Investor Shares—Net Assets
Applicable to 1,878,735 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,829
Net Asset Value Per Share—Investor Shares	$23.33

ETF Shares—Net Assets
Applicable to 100,156,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,844,623
Net Asset Value Per Share—ETF Shares	$58.35

Admiral Shares—Net Assets
Applicable to 15,305,049 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	541,257
Net Asset Value Per Share—Admiral Shares	$35.36
Institutional Shares—Net Assets
Applicable to 1,720,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	202,655
Net Asset Value Per Share—Institutional Shares	$117.82

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $144,226,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.1%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $54,505,000, representing 0.8% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $155,263,000 of collateral received for securities on loan, of which $154,017,000 is held in Vanguard Market Liquidity Fund and $1,246,000 is held in cash.
7	Securities with a value of $2,696,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

15

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2019	487	26,303	1,142
E-mini S&P 500 Index	June 2019	108	15,922	74
Topix Index	June 2019	38	5,510	64
FTSE 100 Index	June 2019	34	3,267	127
				1,407

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Toronto-Dominion Bank	6/18/19	JPY	814,943	USD	7,354	—	(7)
UBS AG	6/26/19	GBP	2,689	USD	3,587	—	(69)
RBC Capital Markets LLC	6/18/19	JPY	193,200	USD	1,759	—	(18)
RBC Capital Markets LLC	6/26/19	GBP	784	USD	1,043	—	(18)
Goldman Sachs International	6/26/19	GBP	137	USD	183	—	(4)
Citibank, N.A.	7/2/19	USD	7,217	JPY	791,280	76	—
Citibank, N.A.	6/18/19	USD	3,651	JPY	407,250	—	(20)
Goldman Sachs International	6/26/19	USD	1,649	GBP	1,260	1	—
						77	(136)

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	92,320
Dividends—Affiliated Issuers[1]	12
Interest—Unaffiliated Issuers	46
Interest—Affiliated Issuers	421
Securities Lending—Net	1,226
Total Income	94,025
Expenses
The Vanguard Group—Note B
Investment Advisory Services	821
Management and Administrative—Investor Shares	60
Management and Administrative—ETF Shares	1,952
Management and Administrative—Admiral Shares	185
Management and Administrative—Institutional Shares	60
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	134
Marketing and Distribution—Admiral Shares	14
Marketing and Distribution—Institutional Shares	4
Custodian Fees	387
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	145
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	3,770
Net Investment Income	90,255
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	(9,377)
Investment Securities Sold—Affiliated Issuers	23
Capital Gain Distributions Received—Affiliated Issuers	39
Futures Contracts	(4,093)
Forward Currency Contracts	(244)
Foreign Currencies	43
Realized Net Gain (Loss)	(13,609)

See accompanying Notes, which are an integral part of the Financial Statements.

17

Global ex-U.S. Real Estate Index Fund

Statement of Operations (continued)
Six Months Ended April 30, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers	668,207
Investment Securities Sold—Affiliated Issuers	1,330
Futures Contracts	5,496
Forward Currency Contracts	317
Foreign Currencies	14
Change in Unrealized Appreciation (Depreciation)	675,364
Net Increase (Decrease) in Net Assets Resulting from Operations	752,010

1 Dividends are net of foreign withholding taxes of $9,035,000.

2 Includes $41,063,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,255	296,740
Realized Net Gain (Loss)	(13,609)	37,970
Change in Unrealized Appreciation (Depreciation)	675,364	(802,548)
Net Increase (Decrease) in Net Assets Resulting from Operations	752,010	(467,838)
Distributions
Net Investment Income
Investor Shares	(1,230)	(2,637)
ETF Shares	(136,775)	(284,755)
Admiral Shares	(11,709)	(24,016)
Institutional Shares	(4,608)	(7,330)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(154,322)	(318,738)
Capital Share Transactions
Investor Shares	(12,068)	1,905
ETF Shares	47,166	852,990
Admiral Shares	18,513	82,863
Institutional Shares	70,472	(26,347)
Net Increase (Decrease) from Capital Share Transactions	124,083	911,411
Total Increase (Decrease)	721,771	124,835
Net Assets
Beginning of Period	5,910,593	5,785,758
End of Period	6,632,364	5,910,593

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.19	$23.79	$21.35	$21.44	$22.63	$23.06
Investment Operations
Net Investment Income	.292 [1]	1.031 [1]	.711 [1]	.655 [1]	.683	.944
Net Realized and Unrealized Gain (Loss) on Investments	2.388	(2.505)	2.530	(.088)	(1.103)	(.443)
Total from Investment Operations	2.680	(1.474)	3.241	.567	(.420)	.501
Distributions
Dividends from Net Investment Income	(.540)	(1.126)	(.801)	(.657)	(.770)	(.931)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.540)	(1.126)	(.801)	(.657)	(.770)	(.931)
Net Asset Value, End of Period	$23.33	$21.19	$23.79	$21.35	$21.44	$22.63

Total Return[2]	12.97%	-6.61%	15.88%	2.72%	-1.82%	2.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$51	$56	$59	$58	$51
Ratio of Total Expenses to Average Net Assets	0.31%	0.31%	0.34%	0.35%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.64%	4.32%	3.24%	3.10%	2.97%	4.10%
Portfolio Turnover Rate[3]	8%	7%	6%	7%	12%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$52.99	$59.49	$53.35	$53.58	$56.54	$57.64
Investment Operations
Net Investment Income	.807 [1]	2.672 [1]	1.900 [1]	1.752 [1]	1.802	2.437
Net Realized and Unrealized Gain (Loss) on Investments	5.926	(6.240)	6.325	(.241)	(2.747)	(1.120)
Total from Investment Operations	6.733	(3.568)	8.225	1.511	(.945)	1.317
Distributions
Dividends from Net Investment Income	(1.373)	(2.932)	(2.085)	(1.741)	(2.015)	(2.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.373)	(2.932)	(2.085)	(1.741)	(2.015)	(2.417)
Net Asset Value, End of Period	$58.35	$52.99	$59.49	$53.35	$53.58	$56.54

Total Return	13.05%	-6.42%	16.13%	2.92%	-1.66%	2.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,845	$5,270	$5,122	$3,616	$3,111	$2,203
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%	0.18%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.83%	4.51%	3.44%	3.30%	3.15%	4.23%
Portfolio Turnover Rate[2]	8%	7%	6%	7%	12%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.11	$36.05	$32.33	$32.47	$34.27	$34.92
Investment Operations
Net Investment Income	.492 [1]	1.620 [1]	1.141 [1]	1.058 [1]	1.090	1.466
Net Realized and Unrealized Gain (Loss) on Investments	3.590	(3.784)	3.844	(.139)	(1.673)	(.661)
Total from Investment Operations	4.082	(2.164)	4.985	.919	(.583)	.805
Distributions
Dividends from Net Investment Income	(.832)	(1.776)	(1.265)	(1.059)	(1.217)	(1.455)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.832)	(1.776)	(1.265)	(1.059)	(1.217)	(1.455)
Net Asset Value, End of Period	$35.36	$32.11	$36.05	$32.33	$32.47	$34.27

Total Return[2]	13.04%	-6.43%	16.15%	2.91%	-1.66%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$541	$475	$453	$373	$349	$296
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%	0.18%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.83%	4.51%	3.44%	3.30%	3.15%	4.23%
Portfolio Turnover Rate[3]	8%	7%	6%	7%	12%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$106.98	$120.11	$107.71	$108.17	$114.14	$116.37
Investment Operations
Net Investment Income	1.649 [1]	5.543 [1]	3.889 [1]	3.559 [1]	3.657	4.954
Net Realized and Unrealized Gain (Loss) on Investments	11.967	(12.740)	12.741	(.483)	(5.541)	(2.273)
Total from Investment Operations	13.616	(7.197)	16.630	3.076	(1.884)	2.681
Distributions
Dividends from Net Investment Income	(2.776)	(5.933)	(4.230)	(3.536)	(4.086)	(4.911)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.776)	(5.933)	(4.230)	(3.536)	(4.086)	(4.911)
Net Asset Value, End of Period	$117.82	$106.98	$120.11	$107.71	$108.17	$114.14

Total Return[2]	13.06%	-6.42%	16.17%	2.93%	-1.61%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$115	$156	$165	$167	$176
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.13%	0.16%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.84%	4.52%	3.46%	3.32%	3.17%	4.25%
Portfolio Turnover Rate[3]	8%	7%	6%	7%	12%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

24

Global ex-U.S. Real Estate Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015—2018), and for the period ended April 30, 2019, has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

25

Global ex-U.S. Real Estate Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

26

Global ex-U.S. Real Estate Index Fund

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $330,000, representing 0.00% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	302,635	6,278,844	2,292
Temporary Cash Investments	184,818	3,695	—
Futures Contract-Assets[1]	30	—	—
Futures Contracts—Liabilities[1]	(44)	—	—
Forward Currency Contracts—Assets	—	77	—
Forward Currency Contracts—Liabilities	—	(136)	—
Total	487,439	6,282,480	2,292

1 Represents variation margin on the last day of the reporting period.

27

Global ex-U.S. Real Estate Index Fund

D.   At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	30	—	30
Unrealized Appreciation—Forward Currency Contracts	—	77	77
Total Assets	30	77	107

Variation Margin Payable—Futures Contracts	(44)	—	(44)
Unrealized Depreciation—Forward Currency Contracts	—	(136)	(136)
Total Liabilities	(44)	(136)	(180)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(4,093)	—	(4,093)
Forward Currency Contracts	—	(244)	(244)
Realized Net Gain (Loss) on Derivatives	(4,093)	(244)	(4,337)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,496	—	5,496
Forward Currency Contracts	—	317	317
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,496	317	5,813

E.   As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,671,580
Gross Unrealized Appreciation	840,804
Gross Unrealized Depreciation	(738,693)
Net Unrealized Appreciation (Depreciation)	102,111

28

Global ex-U.S. Real Estate Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 30, 2018, the fund had available capital losses including $1,948,000, which may be used to offset future net capital gains through October 30, 2019, as well as capital losses of $130,779,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended April 30, 2019, the fund purchased $499,516,000 of investment securities and sold $424,719,000 of investment securities, other than temporary cash investments. Purchases and sales include $207,514,000 and $191,452,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.   Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued[1]	1,100	51	11,117	463
Issued in Lieu of Cash Distributions	1,058	51	2,293	98
Redeemed[2]	(14,226)	(634)	(11,505)	(484)
Net Increase (Decrease)—Investor Shares	(12,068)	(532)	1,905	77
ETF Shares
Issued[1]	246,504	4,303	1,222,061	20,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(199,338)	(3,600)	(369,071)	(6,700)
Net Increase (Decrease)—ETF Shares	47,166	703	852,990	13,365
Admiral Shares
Issued[1]	67,584	1,973	136,046	3,715
Issued in Lieu of Cash Distributions	9,618	307	20,084	564
Redeemed[2]	(58,689)	(1,753)	(73,267)	(2,064)
Net Increase (Decrease)—Admiral Shares	18,513	527	82,863	2,215
Institutional Shares
Issued[1]	76,801	697	5,719	47
Issued in Lieu of Cash Distributions	2,070	20	3,800	32
Redeemed[2]	(8,399)	(73)	(35,866)	(300)
Net Increase (Decrease)—Institutional Shares	70,472	644	(26,347)	(221)

1 Includes purchase fees for fiscal 2019 and 2018 of $331,000 and $350,000, respectively (fund totals).

2 Net of redemption fees for fiscal 2019 and 2018 of $161,000 and $227,000, respectively (fund totals).

29

Global ex-U.S. Real Estate Index Fund

At April 30, 2019, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

H.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain (Loss	)	Change in Unrealized App. (Dep.	)	Income	Capital Gain Distributions Received	April 30, 2019 Market Value
	($000)	($000)	($000)	($000)		($000)		($000)	($000)	($000)
Vanguard Market
Liquidity Fund	177,342	NA1	NA1	23		2		421	—	184,818
Vanguard Real
Estate ETF	11,483	—	89	—		1,328		12	39	12,722
Total	188,825			23		1,330		433	39	197,540

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.    Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the courses of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2010 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

31

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved. U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7382 062019

Semiannual Report | April 30, 2019 Vanguard Emerging Markets Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

Emerging Markets Stock Index Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,151.54	$1.55
FTSE Emerging Markets ETF Shares	1,000.00	1,152.63	0.64
AdmiralTM Shares	1,000.00	1,152.56	0.75
Institutional Shares	1,000.00	1,152.34	0.53
Institutional Plus Shares	1,000.00	1,152.83	0.43
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.36	$1.45
FTSE Emerging Markets ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.12% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Emerging Markets Stock Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	6.9%
Consumer Goods	8.6
Consumer Services	10.5
Financials	29.0
Health Care	3.0
Industrials	9.5
Oil & Gas	7.8
Technology	17.8
Telecommunications	4.0
Utilities	2.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Brazil
	Vale SA	37,651,877	481,079	0.6%
	Petroleo Brasileiro SA	49,861,622	380,978	0.4%
	Banco Bradesco SA Preference Shares	39,051,207	354,350	0.4%
	Itau Unibanco Holding SA Preference Shares	39,702,491	342,540	0.4%
	Ambev SA	61,832,295	291,256	0.3%
	Itau Unibanco Holding SA ADR	32,394,155	280,209	0.3%
	B3 SA - Brasil Bolsa Balcao	30,846,755	271,013	0.3%
	Petroleo Brasileiro SA Preference Shares	31,765,986	219,626	0.3%
	Banco do Brasil SA	16,247,499	205,854	0.2%
	Petroleo Brasileiro SA ADR Preference Shares	14,459,090	199,535	0.2%
	BB Seguridade Participacoes SA	10,524,936	75,855	0.1%
	IRB Brasil Resseguros SA	2,956,848	70,809	0.1%
	Centrais Eletricas Brasileiras SA	4,068,574	33,930	0.1%
	Petrobras Distribuidora SA	5,124,793	30,975	0.0%
	Centrais Eletricas Brasileiras SA Preference Shares	2,937,151	25,955	0.0%
*	Centrais Eletricas Brasileiras SA ADR Preference Shares	1,110,325	9,826	0.0%
*	Centrais Eletricas Brasileiras SA ADR	449,147	3,809	0.0%
	Petroleo Brasileiro SA ADR Ordinary Shares	98,235	1,496	0.0%
1	Brazil—Other †		3,667,028	4.1%
			6,946,123	7.8%

Chile †			984,229	1.1%

4

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
China
	Tencent Holdings Ltd.	89,676,302	4,419,935	5.0%
*	Alibaba Group Holding Ltd. ADR	18,409,399	3,416,232	3.8%
	China Construction Bank Corp.	1,408,012,813	1,241,256	1.4%
	Ping An Insurance Group Co. of China Ltd.	81,938,649	991,840	1.1%
	Industrial & Commercial Bank of China Ltd.	1,238,516,782	931,563	1.1%
	China Mobile Ltd.	83,027,229	792,196	0.9%
*	Baidu Inc. ADR	4,341,771	721,733	0.8%
	Bank of China Ltd.	1,212,987,115	579,208	0.7%
	CNOOC Ltd.	248,806,383	451,916	0.5%
*	JD.com Inc. ADR	12,512,902	378,766	0.4%
	China Life Insurance Co. Ltd.	117,853,134	334,893	0.4%
^	China Merchants Bank Co. Ltd.	66,681,565	330,008	0.4%
	NetEase Inc. ADR	1,120,352	318,774	0.4%
	China Petroleum & Chemical Corp.	409,940,266	315,125	0.4%
*	Ctrip.com International Ltd. ADR	5,989,182	263,823	0.3%
	Agricultural Bank of China Ltd.	499,265,503	230,753	0.3%
	China Overseas Land & Investment Ltd.	60,068,741	225,057	0.3%
	PetroChina Co. Ltd.	307,284,827	194,786	0.2%
	China Resources Land Ltd.	41,986,325	182,857	0.2%
	China Shenhua Energy Co. Ltd.	55,543,400	122,943	0.1%
	PICC Property & Casualty Co. Ltd.	105,962,207	119,052	0.1%
	China Resources Beer Holdings Co. Ltd.	24,668,084	112,867	0.1%
	China Telecom Corp. Ltd.	216,995,743	112,465	0.1%
	CITIC Ltd.	76,414,026	111,278	0.1%
*,^	Autohome Inc. ADR	870,305	100,512	0.1%
1	Postal Savings Bank of China Co. Ltd.	144,400,010	87,872	0.1%
	China CITIC Bank Corp. Ltd.	126,490,066	81,164	0.1%
	China Communications Construction Co. Ltd.	74,267,670	71,533	0.1%
*	Alibaba Health Information Technology Ltd.	58,593,912	70,182	0.1%
	China Taiping Insurance Holdings Co. Ltd.	22,987,000	69,906	0.1%
	Sinopharm Group Co. Ltd.	16,886,825	66,370	0.1%
	CRRC Corp. Ltd.	70,124,812	61,259	0.1%
	China Resources Gas Group Ltd.	12,685,215	58,881	0.1%
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	55,248	0.1%
*,1	People’s Insurance Co. Group of China Ltd.	127,895,422	52,372	0.1%
1	CGN Power Co. Ltd.	178,726,514	47,154	0.1%
	Kunlun Energy Co. Ltd.	43,615,541	46,135	0.1%
*	Alibaba Pictures Group Ltd.	200,239,250	45,006	0.1%
	Dongfeng Motor Group Co. Ltd.	44,974,430	43,693	0.1%
	China Resources Power Holdings Co. Ltd.	29,551,149	41,351	0.1%
	Zhuzhou CRRC Times Electric Co. Ltd.	8,003,359	40,659	0.1%
	China Merchants Port Holdings Co. Ltd.	20,087,581	40,630	0.1%
	China Railway Group Ltd.	50,999,604	40,227	0.1%
	China Cinda Asset Management Co. Ltd.	149,611,276	39,900	0.1%
1	China Galaxy Securities Co. Ltd.	60,169,875	39,426	0.1%
	China Railway Construction Corp. Ltd.	33,043,689	39,045	0.1%
	China Longyuan Power Group Corp. Ltd.	53,461,493	36,867	0.1%
1	China International Capital Corp. Ltd.	16,692,340	35,903	0.1%
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	41,334,279	35,682	0.1%
1	China Resources Pharmaceutical Group Ltd.	24,651,126	35,079	0.0%
	China Resources Cement Holdings Ltd.	34,617,076	34,709	0.0%

5

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Air China Ltd.	28,152,808	33,577	0.0%
*,1	China Huarong Asset Management Co. Ltd.	153,164,113	32,847	0.0%
	China Oilfield Services Ltd.	29,300,348	31,378	0.0%
	China State Construction International Holdings Ltd.	28,095,728	29,159	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	26,569	0.0%
	China Southern Airlines Co. Ltd.	29,759,638	25,872	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	57,114,131	25,869	0.0%
	Beijing Capital International Airport Co. Ltd.	26,838,447	23,891	0.0%
	AviChina Industry & Technology Co. Ltd.	39,993,110	23,534	0.0%
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	23,397	0.0%
	China Yangtze Power Co. Ltd. Class A	8,999,991	22,554	0.0%
1	Sinopec Engineering Group Co. Ltd.	23,184,064	22,420	0.0%
	Huaneng Renewables Corp. Ltd.	76,992,649	22,194	0.0%
	China Power International Development Ltd.	75,577,063	20,137	0.0%
	China Eastern Airlines Corp. Ltd.	27,358,558	19,441	0.0%
	Bank of China Ltd. Class A (XSSC)	33,432,100	19,319	0.0%
	China Reinsurance Group Corp.	93,171,940	19,011	0.0%
1	China Railway Signal & Communication Corp. Ltd.	25,527,798	18,745	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	19,942,133	18,166	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	16,513	0.0%
	Agricultural Bank of China Ltd. Class A (XSSC)	29,002,995	16,205	0.0%
	China Coal Energy Co. Ltd.	35,946,653	15,869	0.0%
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	15,161	0.0%
	Sinotrans Ltd.	35,775,836	14,700	0.0%
*,^,1	China Literature Ltd.	3,203,364	14,578	0.0%
	Metallurgical Corp. of China Ltd.	51,748,885	14,324	0.0%
	China Life Insurance Co. Ltd. Class A	3,029,098	13,639	0.0%
	Angang Steel Co. Ltd.	19,913,733	13,399	0.0%
	China Overseas Property Holdings Ltd.	25,506,311	12,071	0.0%
	China Agri-Industries Holdings Ltd.	36,556,908	11,783	0.0%
	China Petroleum & Chemical Corp. Class A	13,470,519	11,352	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	14,548,981	11,110	0.0%
	China BlueChemical Ltd.	32,006,568	10,909	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	10,128	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	9,968	0.0%
	Huadian Fuxin Energy Corp. Ltd.	42,966,912	9,253	0.0%
	PetroChina Co. Ltd. Class A	7,896,690	8,673	0.0%
	CRRC Corp. Ltd. Class A (XSSC)	6,160,753	7,907	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	7,883	0.0%
	Sinopec Kantons Holdings Ltd.	17,148,976	7,663	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	7,613	0.0%
	China National Nuclear Power Co. Ltd. Class A	8,479,747	7,468	0.0%
	Daqin Railway Co. Ltd. Class A (XSSC)	5,852,648	7,407	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSSC)	7,774,118	7,266	0.0%
	China Machinery Engineering Corp.	14,175,261	6,869	0.0%
	China Railway Construction Corp. Ltd. Class A (XSSC)	3,990,577	6,429	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,183,415	6,391	0.0%
	Harbin Electric Co. Ltd.	11,901,875	6,375	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,356	0.0%

6

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Foods Ltd.	13,171,153	5,163	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	4,979	0.0%
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,112,916	4,850	0.0%
	Dah Chong Hong Holdings Ltd.	12,812,570	4,689	0.0%
	Air China Ltd. Class A (XSHG)	3,077,214	4,642	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,611	0.0%
	China Railway Group Ltd. Class A (XSSC)	4,332,414	4,531	0.0%
^	CITIC Resources Holdings Ltd.	47,925,718	4,528	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,269	0.0%
*,^	Sinofert Holdings Ltd.	32,860,032	4,065	0.0%
*,^	Sinopec Oilfield Service Corp.	30,046,608	4,023	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	3,934	0.0%
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,915	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	3,644	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,398	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,943	0.0%
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	2,883	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,775	0.0%
	China Construction Bank Corp. Class A (XSSC)	2,344,088	2,592	0.0%
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	2,537	0.0%
	China International Travel Service Corp. Ltd. Class A (XSSC)	218,010	2,511	0.0%
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,457	0.0%
*	China First Heavy Industries Class A	4,571,975	2,350	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,173,144	2,315	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,298	0.0%
	Minmetals Land Ltd.	11,933,561	2,295	0.0%
	Poly Culture Group Corp. Ltd.	1,944,947	2,291	0.0%
	Bluestar Adisseo Co. Class A	1,218,341	2,235	0.0%
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,169	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	2,160	0.0%
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	2,154	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	2,118	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	2,069	0.0%
	Unisplendour Corp. Ltd. Class A (XSHE)	353,723	2,052	0.0%
	China Merchants Port Group Co. Ltd. Class B	1,553,216	1,969	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,960	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,928	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	1,312,371	1,843	0.0%
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,796	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,282,709	1,796	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,755	0.0%
	China Galaxy Securities Co. Ltd. Class A	995,320	1,710	0.0%
	China National Accord Medicines Corp. Ltd. Class A	217,467	1,522	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,506	0.0%
	Minmetals Capital Co. Ltd. Class A	938,800	1,454	0.0%
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,416	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,386	0.0%
	China Merchants Land Ltd.	7,883,888	1,377	0.0%
	Unisplendour Corp. Ltd. Class A (XSEC)	235,912	1,369	0.0%

7

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,250	0.0%
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,239	0.0%
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,230	0.0%
	China Communications Construction Co. Ltd. Class A	669,000	1,225	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,206	0.0%
*	Sinopec Oilfield Service Corp. Class A	3,057,700	1,202	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,102	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,080	0.0%
	Daye Special Steel Co. Ltd. Class A	556,300	1,077	0.0%
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	1,066	0.0%
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,042	0.0%
	Angang Steel Co. Ltd. Class A	1,300,855	1,036	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,033	0.0%
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,017	0.0%
*	Sinopec Oilfield Equipment Corp. Class A	748,494	1,002	0.0%
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	998	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	987	0.0%
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	938	0.0%
	Sinochem International Corp. Class A (XSSC)	794,851	933	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	921	0.0%
	Faw Car Co. Ltd. Class A	589,943	920	0.0%
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	912	0.0%
*	East China Engineering Science and Technology Co. Ltd. Class A	589,564	910	0.0%
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	905	0.0%
	Bank of China Ltd. Class A (XSHG)	1,564,597	904	0.0%
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	875	0.0%
	North Electro-Optic Co. Ltd. Class A	494,561	850	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	846	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	829,600	843	0.0%
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	829	0.0%
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	776	0.0%
	Sinotrans Ltd. Class A	986,395	773	0.0%
	China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	772	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	770	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	763	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	761	0.0%
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	756	0.0%
	China Television Media Ltd. Class A (XSHG)	289,800	744	0.0%
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	684	0.0%
	China Construction Bank Corp. Class A (XSHG)	604,100	668	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	666	0.0%
*	SGIS Songshan Co. Ltd. Class A	794,400	611	0.0%
*	Sichuan Chengfei Integration Technology Corp. Class A	216,379	598	0.0%
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	593	0.0%
*	Minmetals Development Co. Ltd. Class A (XSHG)	508,486	592	0.0%
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	574	0.0%
*	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	449,200	567	0.0%
*	China Chengtong Development Group Ltd.	15,507,007	554	0.0%
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	536	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	536	0.0%
	Sinochem International Corp. Class A (XSHG)	414,700	487	0.0%

8

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	433	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	402	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	400	0.0%
	China Television Media Ltd. Class A (XSSC)	155,437	399	0.0%
	China Oilfield Services Ltd. Class A	270,177	398	0.0%
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	379	0.0%
	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	363	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	345	0.0%
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	331	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	327	0.0%
	Air China Ltd. Class A (XSSC)	209,538	316	0.0%
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	305	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	299	0.0%
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	293	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	274	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	259	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	243	0.0%
	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	190	0.0%
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	170	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	620,315	162	0.0%
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	122	0.0%
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	111	0.0%
	China Electronics Huada Technology Co. Ltd.	1,092,062	105	0.0%
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	40	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	20	0.0%
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	8	0.0%
§,1	China—Other †		12,202,164	13.7%
			31,476,682	35.3%

Colombia †			377,148	0.4%

[1]Czech Republic †			145,971	0.2%

Egypt †			203,409	0.2%

§Greece †			328,195	0.4%

Hong Kong †			75	0.0%

Hungary †			291,104	0.3%

India
	Reliance Industries Ltd.	48,806,875	977,771	1.1%
	Housing Development Finance Corp. Ltd.	27,034,621	775,593	0.9%
	Infosys Ltd.	59,452,854	640,365	0.7%
	Tata Consultancy Services Ltd.	14,143,976	459,743	0.5%
*	Axis Bank Ltd.	28,241,535	311,330	0.4%
	Hindustan Unilever Ltd.	11,141,249	281,403	0.3%
	Oil & Natural Gas Corp. Ltd.	49,127,203	119,537	0.1%

9

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Bharat Petroleum Corp. Ltd.	15,747,634	86,241	0.1%
	Coal India Ltd.	23,377,554	84,757	0.1%
*	State Bank of India	18,128,460	80,795	0.1%
	Indian Oil Corp. Ltd.	34,166,555	77,792	0.1%
	NTPC Ltd.	38,289,828	73,725	0.1%
*	State Bank of India GDR	1,044,644	46,773	0.1%
	GAIL India Ltd.	8,648,399	44,298	0.1%
	Hindustan Petroleum Corp. Ltd.	9,666,581	40,641	0.1%
	Power Grid Corp. of India Ltd.	12,664,393	33,964	0.1%
	REC Ltd.	10,631,297	22,524	0.0%
1	SBI Life Insurance Co. Ltd.	2,440,668	22,471	0.0%
	Container Corp. Of India Ltd.	2,947,184	20,890	0.0%
	NMDC Ltd.	12,764,230	18,443	0.0%
*	Power Finance Corp. Ltd.	10,691,534	17,777	0.0%
	Bank of Baroda	9,318,889	15,641	0.0%
	Bharat Heavy Electricals Ltd.	14,058,303	14,312	0.0%
*	Steel Authority of India Ltd.	16,801,210	13,485	0.0%
	NHPC Ltd.	36,664,632	12,313	0.0%
*	Punjab National Bank	9,848,461	12,036	0.0%
	Bharat Electronics Ltd.	9,484,244	11,890	0.0%
	Oil India Ltd.	4,292,219	11,160	0.0%
*	Canara Bank	2,143,448	8,029	0.0%
	NBCC India Ltd.	7,147,611	5,959	0.0%
	Indian Bank	1,516,575	5,501	0.0%
	National Aluminium Co. Ltd.	7,234,391	5,389	0.0%
*	Bank of India	4,160,382	5,283	0.0%
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	4,309	0.0%
	Engineers India Ltd.	2,164,778	3,473	0.0%
*	Union Bank of India	2,362,060	2,837	0.0%
*	TV18 Broadcast Ltd.	4,769,144	2,148	0.0%
*	Allahabad Bank	2,790,694	1,885	0.0%
*	Central Bank of India	3,875,184	1,757	0.0%
*	Oriental Bank of Commerce	1,250,565	1,740	0.0%
*	Syndicate Bank	3,117,293	1,686	0.0%
*	Corp Bank	4,242,951	1,673	0.0%
*	IFCI Ltd.	10,892,947	1,661	0.0%
*	Indian Overseas Bank	7,504,203	1,522	0.0%
*	UCO Bank	3,911,966	1,008	0.0%
	Gujarat Mineral Development Corp. Ltd.	906,524	961	0.0%
*	Shipping Corp. of India Ltd.	1,518,067	752	0.0%
*	Andhra Bank	1,615,424	579	0.0%
§,1	India—Other †		5,468,550	6.2%
			9,854,372	11.1%

Indonesia
	Bank Central Asia Tbk PT	151,446,380	305,933	0.3%
*	Bank Rakyat Indonesia Persero Tbk PT	831,066,818	255,516	0.3%
§	Indonesia—Other †		1,436,926	1.6%
			1,998,375	2.2%

Kuwait
	National Bank of Kuwait SAKP	95,014,110	290,169	0.3%
§	Kuwait—Other †		389,249	0.5%
			679,418	0.8%

10

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
Malaysia
	Public Bank Bhd. (Local)	48,661,558	264,911	0.3%
§,1	Malaysia—Other †		2,266,610	2.5%
			2,531,521	2.8%
Mexico
	Fomento Economico Mexicano SAB de CV	33,032,878	322,231	0.4%
	America Movil SAB de CV	429,934,362	320,221	0.3%
	Grupo Financiero Banorte SAB de CV	44,161,554	279,141	0.3%
	Wal-Mart de Mexico SAB de CV	80,943,557	237,864	0.3%
§,1	Mexico—Other †		1,540,835	1.7%
			2,700,292	3.0%

Pakistan †			127,073	0.1%

§Peru †			306,211	0.4%

[1]Philippines †			1,189,209	1.3%

§Poland †			240	0.0%

Qatar
	Qatar National Bank QPSC	7,002,305	376,644	0.4%
	Qatar—Other †		603,754	0.7%
			980,398	1.1%
Russia
	Sberbank of Russia PJSC	160,173,893	561,146	0.6%
	Lukoil PJSC ADR	4,362,879	370,438	0.4%
	Lukoil PJSC	3,467,450	295,904	0.3%
	Gazprom PJSC	86,020,023	218,597	0.3%
	Gazprom PJSC ADR	40,157,333	200,760	0.2%
	Rosneft Oil Co. PJSC GDR	11,399,643	75,960	0.1%
	AK Transneft OAO Preference Shares	24,335	63,307	0.1%
	Rosneft Oil Co. PJSC	7,118,635	47,259	0.1%
	VTB Bank PJSC	60,709,531,072	33,379	0.1%
	Inter RAO UES PJSC	525,529,670	31,903	0.0%
	RusHydro PJSC	1,792,266,418	14,984	0.0%
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	11,836	0.0%
	VTB Bank PJSC GDR	9,720,808	10,872	0.0%
	Aeroflot PJSC	7,114,879	10,608	0.0%
	Bashneft PJSC	293,156	9,626	0.0%
	ROSSETI PJSC	536,105,584	8,868	0.0%
	Mosenergo PJSC	106,019,234	3,676	0.0%
	TGC-1 PJSC	8,801,055,345	1,215	0.0%
	OGK-2 PJSC	157,137,880	995	0.0%
*	Lenenergo PJSC Preference Shares	117,643	184	0.0%
	Bashneft PAO Preference Shares	1,006	29	0.0%
1	Russia—Other †		1,333,850	1.5%
			3,305,396	3.7%

11

Emerging Markets Stock Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
Saudi Arabia †			645,963	0.7%

§Singapore †			—	0.0%

South Africa
Naspers Ltd.		6,707,325	1,725,463	1.9%
Sasol Ltd.		8,718,326	289,243	0.3%
Standard Bank Group Ltd.		20,039,655	279,871	0.3%
FirstRand Ltd.		49,714,942	236,595	0.3%
[1] South Africa—Other †			3,333,800	3.8%
			5,864,972	6.6%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.		231,822,845	1,946,392	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		29,044,395	1,272,725	1.4%
Hon Hai Precision Industry Co. Ltd.		187,088,891	526,717	0.6%
Formosa Plastics Corp.		76,266,325	276,780	0.3%
Largan Precision Co. Ltd.		1,599,956	240,189	0.3%
§ Taiwan—Other †			7,900,378	8.9%
			12,163,181	13.7%
Thailand
PTT PCL (Foreign)		222,870,749	340,236	0.4%
§ Thailand—Other †			2,942,200	3.3%
			3,282,436	3.7%

§,1 Turkey †			593,640	0.7%

§ United Arab Emirates †			747,893	0.8%
Total Common Stocks (Cost $74,688,022)			87,723,526	98.4%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.545%	23,211,872	2,321,419	2.6%

[5] U.S. Government and Agency Obligations †			69,817	0.1%
Total Temporary Cash Investments (Cost $2,391,017)			2,391,236	2.7%[2]
Total Investments (Cost $77,079,039)			90,114,762	101.1%

12

Emerging Markets Stock Index Fund

	Amount ($000)	Percentage of Net Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,320
Receivables for Investment Securities Sold	34,893
Receivables for Accrued Income	91,022
Receivables for Capital Shares Issued	33,947
Currency at Value and Receivable	140,909
Variation Margin Receivable—Futures Contracts	159
Unrealized Appreciation—OTC Swap Contracts	1,285
Other Assets[3,5]	6,826
Total Other Assets	313,361	0.4%
Liabilities
Payables for Investment Securities Purchased	(418,887)
Collateral for Securities on Loan	(798,402)
Payables for Capital Shares Redeemed	(23,996)
Payables to Vanguard	(38,090)
Variation Margin Payable—Futures Contracts	(2,031)
Other Liabilities	(49,439)
Total Liabilities	(1,330,845)	(1.5%)
Net Assets	89,097,278	100.0%

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	86,204,986
Total Distributable Earnings (Loss)	2,892,292
Net Assets	89,097,278

Investor Shares–Net Assets
Applicable to 46,746,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,282,550
Net Asset Value Per Share–Investor Shares	$27.44

ETF Shares–Net Assets
Applicable to 1,508,304,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,328,390
Net Asset Value Per Share–ETF Shares	$43.31

13

Emerging Markets Stock Index Fund

Amount
($000)
Admiral Shares–Net Assets
Applicable to 383,600,939 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,819,256
Net Asset Value Per Share–Admiral Shares	$36.03

Institutional Shares–Net Assets
Applicable to 222,822,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,104,214
Net Asset Value Per Share–Institutional Shares	$27.39

Institutional Plus Shares–Net Assets
Applicable to 28,123,603 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,562,868
Net Asset Value Per Share–Institutional Plus Shares	$91.13

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $747,802,000.

§  Certain of the fund’s securities are valued using significant unobservable inputs.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $1,771,970,000, representing 2.0% of net assets.

2  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.

3  Includes $798,402,000 of collateral received for securities on loan, of which $798,326,000 is held in Vanguard Market Liquidity Fund and $76,000 is held in cash.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5  Securities with a value of $69,817,000 and cash of $2,245,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

OTC—Over-the-Counter.

14

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2019	21,000	1,134,210	48,438
E-mini S&P 500 Index	June 2019	500	73,713	1,829
				50,267

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
Alibaba Group Holding Ltd.
ADR	2/4/20	GSI	100,689	(2.474%)	1,285	—

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

At April 30, 2019, a counterparty had deposited in a segregated account securities with a value of $2,222,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends[1]	594,917
Interest[2]	14,250
Securities Lending—Net	21,475
Total Income	630,642
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,252
Management and Administrative—Investor Shares	1,611
Management and Administrative—ETF Shares	28,005
Management and Administrative—Admiral Shares	7,056
Management and Administrative—Institutional Shares	2,051
Management and Administrative—Institutional Plus Shares	613
Marketing and Distribution—Investor Shares	93
Marketing and Distribution—ETF Shares	1,138
Marketing and Distribution—Admiral Shares	420
Marketing and Distribution—Institutional Shares	126
Marketing and Distribution—Institutional Plus Shares	20
Custodian Fees	6,285
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—ETF Shares	153
Shareholders’ Reports—Admiral Shares	54
Shareholders’ Reports—Institutional Shares	18
Shareholders’ Reports—Institutional Plus Shares	12
Trustees’ Fees and Expenses	16
Total Expenses	49,933
Net Investment Income	580,709
Realized Net Gain (Loss)
Investment Securities Sold[2]	(749,373)
Futures Contracts	(10,893)
Swap Contracts	20,335
Foreign Currencies	(1,877)
Realized Net Gain (Loss)	(741,808)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	11,508,340
Futures Contracts	117,137
Swap Contracts	2,390
Foreign Currencies	345
Change in Unrealized Appreciation (Depreciation)	11,628,212
Net Increase (Decrease) in Net Assets Resulting from Operations	11,467,113

1 Dividends are net of foreign withholding taxes of $47,972,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,530,000, ($44,000), and $209,000, respectively. Purchases and sales are for temporary cash investment purposes.

3 The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $48,134,000.

           See accompanying Notes, which are an integral part of the Financial Statements.

16

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	580,709	2,229,478
Realized Net Gain (Loss)	(741,808)	(730,458)
Change in Unrealized Appreciation (Depreciation)	11,628,212	(12,301,089)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,467,113	(10,802,069)
Distributions
Net Investment Income
Investor Shares	(9,884)	(34,840)
ETF Shares	(497,649)	(1,508,651)
Admiral Shares	(103,232)	(316,049)
Institutional Shares	(47,236)	(137,424)
Institutional Plus Shares	(17,957)	(66,402)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(675,958)	(2,063,366)
Capital Share Transactions
Investor Shares	(171,577)	(228,813)
ETF Shares	3,679,331	(1,758,476)
Admiral Shares	489,845	1,120,358
Institutional Shares	212,253	352,226
Institutional Plus Shares	302,904	(1,753,047)
Net Increase (Decrease) from Capital Share Transactions	4,512,756	(2,267,752)
Total Increase (Decrease)	15,303,911	(15,133,187)
Net Assets
Beginning of Period	73,793,367	88,926,554
End of Period	89,097,278	73,793,367

See accompanying Notes, which are an integral part of the Financial Statements.

17

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.02	$28.16	$23.85	$22.16	$27.02	$26.78
Investment Operations
Net Investment Income	.158 [1]	.663 [1]	.601 [1]	.530	.642	.672
Net Realized and Unrealized Gain (Loss) on Investments	3.456	(4.187)	4.302	1.691	(4.865)	.271
Total from Investment Operations	3.614	(3.524)	4.903	2.221	(4.223)	.943
Distributions
Dividends from Net Investment Income	(.194)	(.616)	(.593)	(.531)	(.637)	(.703)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.194)	(.616)	(.593)	(.531)	(.637)	(.703)
Net Asset Value, End of Period	$27.44	$24.02	$28.16	$23.85	$22.16	$27.02

Total Return[2]	15.15%	-12.73%	20.76%	10.21%	-15.74%	3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,283	$1,283	$1,738	$1,570	$1,573	$2,063
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.32%	0.32%	0.33%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.18%	2.36%	2.38%	2.50%	2.53%	2.56%
Portfolio Turnover Rate[3]	6%	11%	6%	13%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.91	$44.47	$37.67	$34.98	$42.66	$42.28
Investment Operations
Net Investment Income	.290 [1]	1.126 [1]	1.035 [1]	.900	1.086	1.137
Net Realized and Unrealized Gain (Loss) on Investments	5.451	(6.636)	6.781	2.679	(7.685)	.428
Total from Investment Operations	5.741	(5.510)	7.816	3.579	(6.599)	1.565
Distributions
Dividends from Net Investment Income	(.341)	(1.050)	(1.016)	(.889)	(1.081)	(1.185)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.341)	(1.050)	(1.016)	(.889)	(1.081)	(1.185)
Net Asset Value, End of Period	$43.31	$37.91	$44.47	$37.67	$34.98	$42.66

Total Return	15.26%	-12.64%	20.98%	10.47%	-15.59%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,328	$53,765	$64,967	$44,636	$37,071	$48,000
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.35%	2.53%	2.56%	2.68%	2.71%	2.74%
Portfolio Turnover Rate[2]	6%	11%	6%	13%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.53	$36.99	$31.33	$29.10	$35.49	$35.17
Investment Operations
Net Investment Income	.237 [1]	.944 [1]	.860 [1]	.747	.903	.946
Net Realized and Unrealized Gain (Loss) on Investments	4.537	(5.531)	5.645	2.222	(6.394)	.361
Total from Investment Operations	4.774	(4.587)	6.505	2.969	(5.491)	1.307
Distributions
Dividends from Net Investment Income	(.274)	(.873)	(.845)	(.739)	(.899)	(.987)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.274)	(.873)	(.845)	(.739)	(.899)	(.987)
Net Asset Value, End of Period	$36.03	$31.53	$36.99	$31.33	$29.10	$35.49

Total Return[2]	15.26%	-12.64%	21.00%	10.41%	-15.60%	3.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,819	$11,632	$12,585	$9,166	$8,060	$8,870
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.33%	2.51%	2.56%	2.68%	2.71%	2.74%
Portfolio Turnover Rate[3]	6%	11%	6%	13%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.98	$28.13	$23.82	$22.13	$26.99	$26.74
Investment Operations
Net Investment Income	.185 [1]	.721 [1]	.659 [1]	.577	.696	.726
Net Realized and Unrealized Gain (Loss) on Investments	3.440	(4.198)	4.301	1.683	(4.865)	.283
Total from Investment Operations	3.625	(3.477)	4.960	2.260	(4.169)	1.009
Distributions
Dividends from Net Investment Income	(.215)	(.673)	(.650)	(.570)	(.691)	(.759)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.215)	(.673)	(.650)	(.570)	(.691)	(.759)
Net Asset Value, End of Period	$27.39	$23.98	$28.13	$23.82	$22.13	$26.99

Total Return	15.23%	-12.60%	21.06%	10.42%	-15.57%	3.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,104	$5,142	$5,647	$4,191	$3,645	$4,002
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.37%	2.55%	2.59%	2.71%	2.74%	2.77%
Portfolio Turnover Rate[2]	6%	11%	6%	13%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$79.77	$93.57	$79.26	$73.61	$89.77	$88.97
Investment Operations
Net Investment Income	.636 [1]	2.182 [1]	2.221 [1]	1.928	2.326	2.436
Net Realized and Unrealized Gain (Loss) on Investments	11.461	(13.725)	14.266	5.630	(16.171)	.904
Total from Investment Operations	12.097	(11.543)	16.487	7.558	(13.845)	3.340
Distributions
Dividends from Net Investment Income	(.737)	(2.257)	(2.177)	(1.908)	(2.315)	(2.540)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.737)	(2.257)	(2.177)	(1.908)	(2.315)	(2.540)
Net Asset Value, End of Period	$91.13	$79.77	$93.57	$79.26	$73.61	$89.77

Total Return	15.28%	-12.58%	21.04%	10.48%	-15.55%	3.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,563	$1,973	$3,991	$3,026	$2,566	$2,754
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.39%	2.57%	2.61%	2.73%	2.76%	2.79%
Portfolio Turnover Rate[2]	6%	11%	6%	13%	7%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2019, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with

23

Emerging Markets Stock Index Fund

the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter- party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short- term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time

24

Emerging Markets Stock Index Fund

of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended April 30, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s

25

Emerging Markets Stock Index Fund

Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $4,320,000, representing 0.00% of the fund’s net assets and 1.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Emerging Markets Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	11,306,605	—	7,398
Common Stocks—Other	8,154,008	68,189,301	66,214
Temporary Cash Investments	2,321,419	69,817	—
Futures Contracts—Assets[1]	159	—	—
Futures Contracts—Liabilities[1]	(2,031)	—	—
Swap Contracts—Assets	—	1,285	—
Total	21,780,160	68,260,403	73,612

1 Represents variation margin on the last day of the reporting period.

D. As of April 30 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	77,272,039
Gross Unrealized Appreciation	24,966,091
Gross Unrealized Depreciation	(12,073,101)
Net Unrealized Appreciation (Depreciation)	12,892,990

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $301,433,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $9,254,331,000, that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

27

Emerging Markets Stock Index Fund

E. During the six months ended April 30, 2019, the fund purchased $6,706,096,000 of investment securities and sold $2,559,998,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,285,747,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	56,731	2,222	377,234	13,164
Issued in Lieu of Cash Distributions	9,346	386	32,904	1,223
Redeemed	(237,654)	(9,269)	(638,951)	(22,689)
Net Increase (Decrease)—Investor Shares	(171,577)	(6,661)	(228,813)	(8,302)
ETF Shares
Issued	3,679,331	90,189	1,587,017	32,926
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(3,345,493)	(75,800)
Net Increase (Decrease)—ETF Shares	3,679,331	90,189	(1,758,476)	(42,874)
Admiral Shares
Issued	2,100,177	62,649	3,816,592	102,254
Issued in Lieu of Cash Distributions	89,315	2,797	274,729	7,776
Redeemed	(1,699,647)	(50,783)	(2,970,963)	(81,349)
Net Increase (Decrease)—Admiral Shares	489,845	14,663	1,120,358	28,681
Institutional Shares
Issued	915,801	35,884	1,751,540	63,414
Issued in Lieu of Cash Distributions	43,860	1,806	126,902	4,722
Redeemed	(747,408)	(29,303)	(1,526,216)	(54,466)
Net Increase (Decrease)—Institutional Shares	212,253	8,387	352,226	13,670
Institutional Plus Shares
Issued	389,918	4,437	867,783	9,576
Issued in Lieu of Cash Distributions	16,725	206	61,232	678
Redeemed	(103,739)	(1,249)	(2,682,062)	(28,173)
Net Increase (Decrease)—Institutional Plus Shares	302,904	3,394	(1,753,047)	(17,919)

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

29

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q5332 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)                                 Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Austria (0.5%)
	Erste Group Bank AG	560,426	22,426
	OMV AG	273,782	14,685
	voestalpine AG	221,566	7,129
	Raiffeisen Bank International AG	252,321	6,730
	ANDRITZ AG	137,905	6,586
*	Verbund AG	129,533	6,432
	Wienerberger AG	227,188	5,221
	IMMOFINANZ AG	191,588	4,914
	CA Immobilien Anlagen AG	135,184	4,742
*,2	BAWAG Group AG	68,241	3,319
	Lenzing AG	25,616	2,880
	Oesterreichische Post AG	64,570	2,515
	UNIQA Insurance Group AG	212,150	2,261
	Vienna Insurance Group AG Wiener Versicherung Gruppe	73,194	2,038
	S IMMO AG	91,367	2,000
	Schoeller-Bleckmann Oilfield Equipment AG	21,366	1,996
	Telekom Austria AG Class A	258,392	1,937
	Strabag SE	35,051	1,178
	DO & CO AG	13,575	1,147
	Flughafen Wien AG	22,767	1,000
	EVN AG	62,933	942
	Palfinger AG	21,484	701
^	Porr AG	22,124	589
	Agrana Beteiligungs AG	21,152	475
*	Zumtobel Group AG	56,140	405
	Kapsch TrafficCom AG	9,815	363
*,§	Strabag SE Rights Exp. 6/28/2021	37,485	55
			104,666
Belgium (1.8%)
	Anheuser-Busch InBev SA/NV	1,505,074	133,812
	KBC Group NV	533,105	39,576
	Ageas	366,803	19,384
	UCB SA	235,342	18,705
	Solvay SA Class A	135,915	16,388
	Umicore SA	401,840	15,595
	Groupe Bruxelles Lambert SA	142,566	13,652
*	Argenx SE	73,673	9,442
	Proximus SADP	272,767	7,639
	Colruyt SA	100,216	7,235
	Ackermans & van Haaren NV	43,904	7,074
	Sofina SA	30,343	6,250
	Cofinimmo SA	44,779	5,727
	Warehouses De Pauw CVA	34,597	5,192
	Telenet Group Holding NV	93,813	4,983
	Aedifica SA	47,977	4,309
	Elia System Operator SA/NV	60,520	4,085
	Ontex Group NV	154,252	3,883
	KBC Ancora	69,641	3,555
	Barco NV	18,753	3,335
	Euronav NV	310,441	2,941
^	Melexis NV	35,441	2,848
^	bpost SA	194,790	2,345
	Befimmo SA	37,683	2,160
	Gimv NV	35,598	2,141
	Bekaert SA	68,337	1,870
	D’ieteren SA/NV	43,136	1,787
*	Tessenderlo Chemie NV (Voting Shares)	48,344	1,748
	Montea C.V.A	20,307	1,708
	Fagron	79,058	1,570
	Kinepolis Group NV	23,950	1,426
*	AGFA-Gevaert NV	319,951	1,384

1

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Cie d’Entreprises CFE	13,007	1,296
	Orange Belgium SA	59,440	1,247
^	Econocom Group SA/NV	262,182	1,094
*,^	Mithra Pharmaceuticals SA	27,988	804
*	Ion Beam Applications	42,372	764
	EVS Broadcast Equipment SA	25,715	657
	Retail Estates NV	5,554	519
	Wereldhave Belgium Comm VA	5,192	498
	Van de Velde NV	14,082	476
^	Greenyard NV	32,402	140
			361,244
Denmark (2.7%)
	Novo Nordisk A/S Class B	3,319,726	162,648
	Vestas Wind Systems A/S	389,318	35,227
	DSV A/S	346,868	32,144
	Coloplast A/S Class B	258,891	27,966
	Carlsberg A/S Class B	205,585	26,582
	Danske Bank A/S	1,291,251	22,950
2	Orsted A/S	292,589	22,439
	Chr Hansen Holding A/S	190,988	19,515
	Novozymes A/S	408,309	19,058
*	Genmab A/S	108,018	17,944
	AP Moller - Maersk A/S Class B	12,825	16,533
	GN Store Nord A/S	260,130	13,333
	ISS A/S	361,315	11,252
	AP Moller - Maersk A/S Class A	8,344	10,207
	Ambu A/S Class B	320,032	9,208
	Pandora A/S	193,521	8,129
	SimCorp A/S	77,189	7,578
	Tryg A/S	238,968	7,314
	Royal Unibrew A/S	97,933	7,027
*	Demant A/S	213,943	6,760
	Jyske Bank A/S	127,969	5,162
	FLSmidth & Co. A/S	97,760	4,914
	H Lundbeck A/S	115,936	4,888
	Topdanmark A/S	82,069	4,428
	Rockwool International A/S Class B	12,451	3,331
*	Drilling Co. of 1972 A/S	42,338	3,250
	Ringkjoebing Landbobank A/S	44,841	2,896
	Dfds A/S	57,247	2,722
	Sydbank A/S	124,918	2,699
*	Nilfisk Holding A/S	53,162	2,249
*	ALK-Abello A/S	12,504	2,127
	Schouw & Co. A/S	24,574	1,749
*,2	Netcompany Group A/S	45,998	1,641
2	Scandinavian Tobacco Group A/S	117,443	1,397
	Alm Brand A/S	137,709	1,315
	Spar Nord Bank A/S	149,758	1,288
*	Bavarian Nordic A/S	60,709	1,275
*,^	NKT A/S	55,758	1,028
	D/S Norden A/S	54,191	860
	Matas A/S	66,759	663
*	Bang & Olufsen A/S	69,008	601
	Solar A/S Class B	10,558	501
			534,798
Finland (2.0%)
	Nokia Oyj	10,926,142	57,413
	Nordea Bank Abp (XSTO)	6,191,446	48,710
	Sampo Oyj Class A	959,059	43,914
	Kone Oyj Class B	761,387	41,837
	UPM-Kymmene Oyj	1,043,885	29,474
	Neste Oyj	811,371	26,818
	Fortum Oyj	844,048	17,903
	Wartsila OYJ Abp	888,792	14,232

2

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Stora Enso Oyj	1,096,809	13,659
	Elisa Oyj	280,376	11,907
	Nokian Renkaat Oyj	262,266	8,791
	Metso Oyj	208,782	7,812
	Valmet Oyj	259,924	7,160
	Huhtamaki Oyj	181,546	6,942
	Kesko Oyj Class B	133,148	6,924
	Orion Oyj Class B	198,550	6,621
	Konecranes Oyj Class A	141,306	5,907
	Tieto Oyj	144,136	4,104
	Cargotec Oyj Class B	95,071	3,903
	DNA Oyj	118,403	2,821
	Kemira Oyj	171,070	2,425
	Outokumpu Oyj	588,958	2,255
	YIT Oyj	311,371	1,910
	Metsa Board Oyj	331,228	1,853
	Cramo Oyj	80,114	1,686
^	Citycon Oyj	151,774	1,551
*	Outotec Oyj	290,125	1,533
	Sanoma Oyj	145,882	1,489
	Caverion Oyj	186,238	1,357
	Uponor Oyj	112,989	1,353
	Ramirent Oyj	139,779	982
	Finnair Oyj	113,573	950
	Raisio Oyj	258,773	867
	Oriola Oyj	290,185	749
*	F-Secure Oyj	209,003	645
	Ahlstrom-Munksjo Oyj	28,727	432
	Nordea Bank Abp (XHEL)	15,850	128
*	Stockmann OYJ Abp Class B	14,913	40
			389,057
France (15.9%)
	TOTAL SA	4,882,462	271,421
	LVMH Moet Hennessy Louis Vuitton SE	484,996	190,419
	Sanofi	2,118,048	184,799
	Airbus SE	1,073,153	146,947
	BNP Paribas SA	2,111,885	112,423
^	AXA SA	3,752,822	100,075
	Danone SA	1,167,015	94,386
	Safran SA	631,666	92,073
	Vinci SA	906,702	91,574
	Kering SA	144,877	85,732
	Schneider Electric SE	998,292	84,474
	L’Oreal SA Loyalty Line	273,587	75,251
	Pernod Ricard SA	412,739	71,968
*	EssilorLuxottica SA	565,796	68,936
	Air Liquide SA (Prime de fidelite)	462,915	61,583
	Orange SA	3,744,736	58,525
	Vivendi SA	1,867,602	54,209
^	Societe Generale SA	1,410,864	44,741
	Cie Generale des Etablissements Michelin SCA	343,880	44,467
	Hermes International	60,137	42,311
	Dassault Systemes SE	257,810	40,828
	Cie de Saint-Gobain	944,605	38,729
	Legrand SA	519,447	38,207
	Capgemini SE	304,639	36,969
	L’Oreal SA	112,081	31,510
	Credit Agricole SA	2,224,677	30,549
^	Peugeot SA	1,061,557	27,833
	Air Liquide SA	195,709	26,518
	Renault SA	358,966	24,491
	Publicis Groupe SA	409,225	24,323
	Thales SA	195,086	23,308
	Veolia Environnement SA	970,263	22,949

3

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	STMicroelectronics NV	1,238,074	22,737
	TechnipFMC plc	888,476	21,944
	Edenred	462,855	21,823
*	Teleperformance	111,273	21,391
	Carrefour SA	1,088,557	21,216
	L’Oreal SA Loyalty Line 2021	77,009	21,182
	Engie	1,300,276	19,299
^	Atos SE	180,068	18,567
	Valeo SA	464,246	16,886
	Accor SA	384,570	16,203
*	Ubisoft Entertainment SA	165,846	15,845
	Gecina SA	102,399	15,300
	Eiffage SA	146,270	15,272
^	Bouygues SA	404,969	15,244
*	Air Liquide SA Loyalty Line 2021	113,738	15,131
	Arkema SA	140,705	14,447
	Getlink SE	881,158	14,183
	Klepierre SA	385,940	13,714
	Bureau Veritas SA	536,166	13,591
	Alstom SA	300,082	13,203
	Sodexo Prime Fidelite	109,891	12,600
^	SCOR SE	305,791	12,484
	SES SA Class A	686,196	11,684
	Engie SA	759,382	11,589
	Aeroports de Paris	54,922	11,188
	Orpea	87,238	10,644
	Ingenico Group SA	121,270	10,235
	Suez	715,524	10,057
^	Eurofins Scientific SE	21,769	9,969
	Rubis SCA	175,203	9,610
	Natixis SA	1,622,987	9,564
2	Euronext NV	137,535	9,556
	Covivio	85,855	9,292
	Bollore SA	1,913,345	9,101
	Engie Loyalty Line 2020	607,949	9,024
2	Amundi SA	110,910	7,980
	Rexel SA	589,335	7,923
	Ipsen SA	66,859	7,808
	Wendel SA	55,554	7,695
*	Engie Loyalty Line 2021	513,269	7,618
	Faurecia SA	143,390	7,296
	CNP Assurances	308,773	7,293
*	Eurazeo SE	90,703	7,119
	Dassault Aviation SA	4,525	6,848
	Sodexo SA	58,187	6,746
	Eutelsat Communications SA	359,470	6,497
	BioMerieux	80,990	6,433
	Remy Cointreau SA	47,961	6,391
	Sartorius Stedim Biotech	46,622	6,332
	Lagardere SCA	225,947	6,154
	Alten SA	55,452	6,056
	SEB SA Loyalty Line	32,490	5,953
*	Air Liquide SA Loyalty Line 2020	44,023	5,856
	Altran Technologies SA	449,049	5,854
	Electricite de France	387,383	5,595
	ICADE	63,274	5,408
*,2	Worldline SA	79,114	4,986
*	Air France-KLM	419,928	4,846
	Iliad SA	47,066	4,795
	JCDecaux SA	140,973	4,621
	SPIE SA	231,393	4,467
^	Casino Guichard Perrachon SA	107,402	4,398
	Electricite de France SA	302,497	4,369
	Societe BIC SA	48,938	4,216

4

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Nexity SA	85,178	3,984
	Gaztransport Et Technigaz SA	43,062	3,897
	Imerys SA	71,745	3,823
	Elis SA (XPAR)	212,214	3,787
*	Electricite de France SA Loyalty Line 2021	251,634	3,634
	Korian SA	89,059	3,585
	Sopra Steria Group	27,709	3,539
*	SOITEC	33,163	3,359
	Cie Plastic Omnium SA	107,089	3,245
*	Fnac Darty SA	33,119	2,912
2	Elior Group SA	201,563	2,792
	Metropole Television SA	127,989	2,540
*	CGG SA	1,363,533	2,465
	SEB SA (XPAR)	12,635	2,315
2	ALD SA	156,628	2,303
^	Television Francaise 1	200,804	2,195
	IPSOS	70,339	2,040
	Nexans SA	56,499	1,982
*	Rothschild & Co.	54,655	1,881
2	Maisons du Monde SA	82,509	1,777
	Altarea SCA	8,309	1,755
	Coface SA	173,396	1,749
2	Europcar Mobility Group	193,248	1,612
	Neopost SA	64,441	1,581
*	Virbac SA	8,821	1,571
	Mercialys SA	118,849	1,563
	Akka Technologies	21,127	1,552
*,^	Vallourec SA	614,388	1,524
	Vicat SA	28,203	1,491
	Trigano SA	15,446	1,481
*,^	Genfit	58,147	1,465
	Tarkett SA	59,328	1,438
	L’Oreal SA Loyalty Line 2020	5,199	1,430
*	SEB SA	7,587	1,390
	Carmila SA	64,619	1,363
	FFP	10,970	1,264
	Interparfums SA	24,555	1,232
	Eramet	17,383	1,217
	LISI	33,310	1,115
	Mersen SA	29,913	1,065
*,2	SMCP SA	51,153	955
	Beneteau SA	73,034	927
*,^	DBV Technologies SA	47,195	921
	Bonduelle SCA	28,660	918
*	Technicolor SA	735,497	883
	Derichebourg SA	198,770	866
	Manitou BF SA	25,188	829
	GL Events	27,070	667
	Vilmorin & Cie SA	11,886	661
*,^,2	X-Fab Silicon Foundries SE	107,964	645
	Guerbet	10,499	627
^	Rallye SA	52,580	612
	Synergie SA	14,355	575
	Jacquet Metal Service SA	25,833	515
	Groupe Crit	6,445	493
*	Pharmagest Inter@ctive	7,453	480
	Albioma Act Prime Fidelite	19,642	462
*	Etablissements Maurel et Prom	120,416	455
	Electricite de France SA Loyalty Shares	21,820	421
	Boiron SA	7,548	403
*	Stallergenes Greer plc	7,678	317
	AKWEL	15,808	308
	Albioma SA	12,823	302
*	Albioma	12,628	297

5

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Haulotte Group SA	27,303	267
	Albioma Prime Fidelite	10,664	251
	Union Financiere de France BQE SA	9,089	207
	Esso SA Francaise	5,957	205
*,^	Bourbon Corp.	60,570	142
			3,126,380
Germany (13.7%)
	SAP SE	1,892,117	243,910
	Allianz SE	824,419	199,275
	Siemens AG	1,498,942	179,727
	BASF SE	1,787,798	145,958
	Bayer AG	1,823,070	121,298
*	Daimler AG	1,680,132	110,277
	Deutsche Telekom AG	6,307,715	105,686
	adidas AG	368,765	94,990
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	291,047	72,428
*	Deutsche Post AG	1,897,298	65,951
	Volkswagen AG Preference Shares	357,441	62,410
	Bayerische Motoren Werke AG	628,011	53,575
	Infineon Technologies AG	2,209,317	52,373
	Vonovia SE	1,013,275	50,640
	Deutsche Boerse AG	355,722	47,533
	E.ON SE	4,237,776	45,564
	Fresenius SE & Co. KGaA	791,934	45,033
	Continental AG	210,933	34,992
	Fresenius Medical Care AG & Co. KGaA	414,883	34,968
	Henkel AG & Co. KGaA Preference Shares	339,064	34,337
^	Wirecard AG	223,245	33,725
	Deutsche Bank AG	3,994,646	33,126
	Deutsche Wohnen SE	694,200	31,271
	Merck KGaA	252,467	26,911
*	RWE AG	945,209	24,245
	MTU Aero Engines AG	100,709	23,760
	Symrise AG Class A	246,150	23,693
	HeidelbergCement AG	289,433	23,421
	Beiersdorf AG	194,548	21,288
	Porsche Automobil Holding SE Preference Shares	299,008	20,786
	Henkel AG & Co. KGaA	199,930	19,065
*	Commerzbank AG	2,032,559	18,320
	Hannover Rueck SE	117,729	17,778
2	Covestro AG	307,750	16,910
*	QIAGEN NV	428,412	16,589
	Brenntag AG	302,683	16,334
	LEG Immobilien AG	123,907	14,457
	thyssenkrupp AG	905,596	12,768
*,2	Zalando SE	266,893	12,578
	Sartorius AG Preference Shares	66,604	12,229
	Uniper SE	381,858	11,587
	Volkswagen AG	62,753	11,251
	Deutsche Lufthansa AG	460,091	11,131
2	Siemens Healthineers AG	255,039	10,917
2	Scout24 AG	210,696	10,867
*	Aroundtown SA	1,319,378	10,719
	LANXESS AG	179,343	10,386
*	Knorr-Bremse AG	93,707	10,173
	Puma SE	15,955	9,882
*,2	Delivery Hero SE	212,884	9,814
	Rheinmetall AG	84,069	9,687
	Evonik Industries AG	324,465	9,686
	KION Group AG	137,552	9,463
	GEA Group AG	324,629	9,095
	United Internet AG	224,786	9,038
	HUGO BOSS AG	125,589	8,775
	Bayerische Motoren Werke AG Preference Shares	106,939	7,907

6

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	K&S AG	371,990	7,575
	Carl Zeiss Meditec AG	71,700	7,052
	ProSiebenSat.1 Media SE	444,980	7,035
	Nemetschek SE	35,142	6,501
*	Evotec SE	259,502	6,477
*	Innogy SE	142,806	6,195
*	MorphoSys AG	61,277	6,094
	Fuchs Petrolub SE Preference Shares	137,925	6,014
^	OSRAM Licht AG	172,450	5,931
	Freenet AG	250,745	5,891
	Fraport AG Frankfurt Airport Services Worldwide	70,129	5,838
	HOCHTIEF AG	38,736	5,791
*	Dialog Semiconductor plc	148,756	5,787
	TAG Immobilien AG	251,574	5,665
	METRO AG	330,095	5,609
	CTS Eventim AG & Co. KGaA	107,629	5,528
	Bechtle AG	53,328	5,490
	GRENKE AG	51,211	5,463
	Grand City Properties SA	215,383	5,075
*,2	Innogy SE (Ordinary Shares)	108,327	5,030
	TLG Immobilien AG	167,167	4,925
	Axel Springer SE	86,907	4,922
*	alstria office REIT-AG	306,977	4,820
	Hella GmbH & Co. KGaA	87,072	4,750
*	Gerresheimer AG	61,646	4,645
	Rational AG	6,431	4,343
	Duerr AG	95,151	4,303
	TUI AG (XETR)	383,129	4,282
	Telefonica Deutschland Holding AG	1,313,388	4,265
*	RWE AG Preference Shares	165,892	4,240
	Aareal Bank AG	118,996	4,162
	RTL Group SA	73,677	4,152
*	Siltronic AG	40,603	3,989
	Jenoptik AG	99,104	3,922
	Software AG	93,060	3,552
	Aurubis AG	70,305	3,438
2	Deutsche Pfandbriefbank AG	245,383	3,426
*,2	Rocket Internet SE	128,530	3,396
	1&1 Drillisch AG	90,351	3,374
	Fielmann AG	46,350	3,295
	CANCOM SE	64,573	3,268
*	Jungheinrich AG Preference Shares	92,897	3,242
	Stroeer SE & Co. KGaA	47,213	3,197
	Sixt SE	28,570	3,186
2	ADO Properties SA	56,842	2,988
	Norma Group SE	62,575	2,959
	CompuGroup Medical SE	44,443	2,949
	Deutsche EuroShop AG	97,371	2,926
	Talanx AG	71,992	2,881
	Stabilus SA	47,413	2,646
	Krones AG	28,348	2,645
	S&T AG	96,651	2,611
	Wacker Chemie AG	29,315	2,577
	Salzgitter AG	77,841	2,573
	FUCHS PETROLUB SE	64,092	2,559
*,2	DWS Group GmbH & Co. KGaA	66,962	2,464
*	AIXTRON SE	208,180	2,410
*	CECONOMY AG	350,898	2,357
	Suedzucker AG	151,067	2,325
*	Deutz AG	233,378	2,306
	Sixt SE Preference Shares	28,163	2,164
	Bilfinger SE	57,987	2,144
	Pfeiffer Vacuum Technology AG	12,599	2,118
*	Nordex SE	124,939	2,030

7

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	XING SE	5,372	1,999
2	Befesa SA	44,726	1,962
	DMG Mori AG	36,421	1,878
	Indus Holding AG	34,675	1,848
	PATRIZIA Immobilien AG	85,437	1,782
2	Hapag-Lloyd AG	53,157	1,637
	RIB Software SE	80,719	1,590
*	Hypoport AG	7,758	1,589
	Washtec AG	19,575	1,541
	Leoni AG	63,340	1,465
	Wacker Neuson SE	51,840	1,441
	Koenig & Bauer AG	26,151	1,271
	Hamburger Hafen und Logistik AG	50,031	1,263
*,^	zooplus AG	11,562	1,257
	Schaeffler AG Preference Shares	144,702	1,240
	KWS Saat SE	18,188	1,234
	Isra Vision AG	30,642	1,232
	RHOEN-KLINIKUM AG	41,060	1,212
*	Varta AG	26,613	1,195
	DIC Asset AG	99,983	1,097
	Takkt AG	68,914	1,085
	Kloeckner & Co. SE	147,926	1,041
	Deutsche Beteiligungs AG	24,377	969
	Diebold Nixdorf AG	14,272	963
	Hornbach Holding AG & Co. KGaA	17,609	955
*,^	Heidelberger Druckmaschinen AG	502,631	942
	BayWa AG	31,472	928
	Draegerwerk AG & Co. KGaA Preference Shares	15,240	916
	Wuestenrot & Wuerttembergische AG	43,989	903
*	SGL Carbon SE	99,949	895
	Vossloh AG	19,198	884
	Bertrandt AG	10,197	796
	comdirect bank AG	68,241	795
	Corestate Capital Holding SA	19,382	779
*	Dermapharm Holding SE	16,336	595
*,2	Tele Columbus AG	196,863	424
	SMA Solar Technology AG	17,882	408
^	ElringKlinger AG	53,526	406
	Draegerwerk AG & Co. KGaA	8,198	383
	CropEnergies AG	46,488	305
	Hornbach Baumarkt AG	1,265	24
			2,701,453
Ireland (0.6%)
	CRH plc (XDUB)	1,134,922	38,180
	Kerry Group plc Class A	284,359	31,851
	Kingspan Group plc	292,165	15,360
*	Bank of Ireland Group plc	1,800,836	11,512
	AIB Group plc	1,540,076	7,155
	Glanbia plc	386,297	7,105
	Green REIT plc	1,342,296	2,552
	Dalata Hotel Group plc	352,660	2,330
	C&C Group plc	589,696	2,235
	Hibernia REIT plc	1,303,372	2,090
*	Cairn Homes plc	1,431,167	2,060
	Irish Continental Group plc	316,782	1,788
*	Permanent TSB Group Holdings plc	261,050	403
*,^,§	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			124,621
Italy (4.1%)
	Enel SPA	15,192,154	96,200
	Eni SPA	4,888,520	83,306
	Intesa Sanpaolo SPA (Registered)	29,493,748	77,274
	UniCredit SPA	4,359,957	60,360
	Assicurazioni Generali SPA	2,525,540	49,001

8

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ferrari NV	245,029	33,234
	Fiat Chrysler Automobiles NV	2,150,353	33,140
	Atlantia SPA	1,035,863	28,280
	Snam SPA	4,434,424	22,575
	CNH Industrial NV	1,940,911	21,101
	Terna Rete Elettrica Nazionale SPA	2,755,350	16,530
	Mediobanca Banca di Credito Finanziario SPA	1,418,775	15,038
	Moncler SPA	358,650	14,746
	EXOR NV	209,136	13,946
	Tenaris SA	914,535	12,677
*	Telecom Italia SPA (Registered)	21,862,446	12,238
	Davide Campari-Milano SPA	1,108,609	11,184
	FinecoBank Banca Fineco SPA	768,166	10,118
*	Prysmian SPA	508,716	9,823
2	Poste Italiane SPA	900,317	9,622
	Leonardo SPA	751,495	8,691
	Recordati SPA	186,346	7,530
*,^	Banco BPM SPA	2,965,496	7,059
	Unione di Banche Italiane SPA	1,978,947	6,178
*,2	Pirelli & C SPA	838,637	6,131
	Italgas SPA	962,061	6,010
	Interpump Group SPA	156,719	5,893
	Telecom Italia SPA (Bearer)	10,865,491	5,674
*	Saipem SPA	1,095,938	5,559
	Hera SPA	1,554,258	5,533
	A2A SPA	3,036,499	5,082
	Unipol Gruppo SPA	936,195	4,769
^	Azimut Holding SPA	226,881	4,588
	Amplifon SPA	230,898	4,442
	DiaSorin SPA	44,109	4,312
	Banca Mediolanum SPA	554,540	4,073
2	Infrastrutture Wireless Italiane SPA	471,200	3,906
	Brembo SPA	296,851	3,905
	Cerved Group SPA	379,124	3,705
	BPER Banca	741,295	3,564
	Buzzi Unicem SPA	151,558	3,379
*	De’ Longhi SPA	125,534	3,218
	UnipolSai Assicurazioni SPA	1,153,318	3,160
	Banca Generali SPA	107,975	3,051
	Iren SPA	1,272,208	2,976
	Salvatore Ferragamo SPA	129,889	2,947
	Societa Cattolica di Assicurazioni SC	298,919	2,785
2	Enav SPA	484,523	2,646
	Reply SPA	39,987	2,607
	IMA Industria Macchine Automatiche SPA	32,724	2,573
	Autogrill SPA	245,572	2,387
	Brunello Cucinelli SPA	65,288	2,374
	Banca Popolare di Sondrio SCPA	860,079	2,341
2	Technogym SPA	183,441	2,251
*,2	Anima Holding SPA	552,972	2,204
	Societa Iniziative Autostradali e Servizi SPA	131,170	2,163
*,^	Mediaset SPA	600,287	1,998
	ERG SPA	104,701	1,934
	Saras SPA	1,046,777	1,870
	ASTM SPA	66,818	1,703
	ACEA SPA	86,689	1,577
	MARR SPA	62,415	1,516
	Tamburi Investment Partners SPA	184,784	1,317
^	Tod’s SPA	25,473	1,253
2	doBank SPA	83,563	1,180
	Fincantieri SPA	929,563	1,138
2	RAI Way SPA	205,281	1,080
*,^	Juventus Football Club SPA	743,647	1,053
*	Maire Tecnimont SPA	293,739	1,051

9

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	Banca Farmafactoring SPA	174,291	1,029
	Danieli & C Officine Meccaniche SPA Saving Shares	69,246	1,001
	Piaggio & C SPA	352,224	973
*,2	Carel Industries SPA	78,563	941
	Datalogic SPA	39,448	936
	Credito Emiliano SPA	161,429	922
	Zignago Vetro SPA	68,117	869
	Immobiliare Grande Distribuzione SIIQ SPA	112,939	856
	Buzzi Unicem SPA Saving Shares	55,743	849
*,^	Banca Monte dei Paschi di Siena SPA	516,844	785
	CIR-Compagnie Industriali Riunite SPA	621,799	766
	Banca IFIS SPA	41,905	724
	Cementir Holding SPA	98,683	717
*,^,2	OVS SPA	339,893	709
^	Salini Impregilo SPA	321,697	672
	Cairo Communication SPA	148,336	612
	Biesse SPA	27,297	608
2	Gima TT SPA	73,233	582
	Danieli & C Officine Meccaniche SPA	27,279	556
	Italmobiliare SPA	24,665	549
*	Arnoldo Mondadori Editore SPA	257,653	494
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	246,986	359
	Geox SPA	167,365	312
	DeA Capital SPA	154,133	268
			815,818
Netherlands (5.4%)
	Unilever NV	2,956,207	178,865
	ASML Holding NV	779,091	162,683
	ING Groep NV	7,607,853	97,077
	Koninklijke Philips NV	1,787,368	76,757
	Koninklijke Ahold Delhaize NV	2,117,478	51,035
	Heineken NV	460,615	49,796
^	Unibail-Rodamco-Westfield	263,084	45,253
	Koninklijke DSM NV	342,277	39,147
	Akzo Nobel NV	444,600	37,776
	Wolters Kluwer NV	519,980	36,293
	NN Group NV	663,898	28,972
	ArcelorMittal	1,178,578	25,641
	Heineken Holding NV	206,556	21,028
	Koninklijke KPN NV	6,451,440	19,828
2	ABN AMRO Group NV	807,018	19,007
	Aegon NV	3,418,344	17,844
*,2	Adyen NV	16,672	13,588
	Randstad NV	213,789	12,227
	ASR Nederland NV	260,549	11,593
*	Galapagos NV	91,408	10,499
	IMCD NV	103,192	8,344
	Aalberts NV	188,331	7,410
	SBM Offshore NV	345,599	6,413
2	Signify NV	201,003	6,032
^	Koninklijke Vopak NV	130,238	5,816
*,2	Takeaway.com NV	63,569	5,479
*	OCI NV	186,236	5,409
	ASM International NV	76,157	5,192
	TKH Group NV	81,796	4,401
^	Boskalis Westminster	157,458	4,321
^	BE Semiconductor Industries NV	141,781	4,084
	Corbion NV	114,519	3,663
*	Altice Europe NV	1,077,544	3,420
^	VEON Ltd.	1,283,527	3,057
	APERAM SA	96,047	2,963
2	Intertrust NV	154,806	2,943
	Eurocommercial Properties NV	92,666	2,689
^	Arcadis NV	137,028	2,589

10

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,2	Basic-Fit NV	66,786	2,371
	Sligro Food Group NV	63,652	2,326
	Koninklijke BAM Groep NV	471,428	2,302
	PostNL NV	875,713	2,272
2	GrandVision NV	94,767	2,133
*	TomTom NV	237,025	2,049
^	Wereldhave NV	77,783	1,993
	AMG Advanced Metallurgical Group NV	57,172	1,738
2	Flow Traders	54,320	1,557
	NSI NV	36,268	1,437
^	Wessanen	105,166	1,365
*,^	Fugro NV	146,143	1,332
^	Accell Group NV	45,719	1,304
	Vastned Retail NV	36,908	1,297
	Koninklijke Volkerwessels NV	54,591	1,167
	ForFarmers NV	86,138	736
2	B&S Group Sarl	49,956	736
	Brunel International NV	43,897	712
2	NIBC Holding NV	73,914	707
*,^	Altice Europe NV Class B	174,549	551
			1,069,219
Norway (1.4%)
	Equinor ASA	1,922,542	42,857
*,^	DNB ASA	2,069,063	39,786
	Telenor ASA	1,301,192	26,156
	Mowi ASA	829,822	18,003
	Yara International ASA	341,144	15,424
^	Orkla ASA	1,494,680	11,731
	Norsk Hydro ASA	2,608,138	11,233
	Storebrand ASA	914,385	7,728
^	Aker BP ASA	212,512	7,014
*	Tomra Systems ASA	213,433	6,439
	Subsea 7 SA	496,623	6,309
	Gjensidige Forsikring ASA	322,318	6,268
	TGS NOPEC Geophysical Co. ASA	199,703	5,222
	Schibsted ASA Class B	193,388	4,626
	Salmar ASA	101,106	4,599
^	Schibsted ASA Class A	154,099	4,048
	Bakkafrost P/F	77,952	4,004
	SpareBank 1 SR-Bank ASA	344,420	3,982
	Leroy Seafood Group ASA	498,003	3,606
^	Aker ASA	46,947	3,217
2	Entra ASA	210,484	3,055
	DNO ASA	1,213,567	2,755
	SpareBank 1 SMN	249,464	2,706
*	Norwegian Finans Holding ASA	306,420	2,525
*	Adevinta ASA Class B	243,895	2,400
	Veidekke ASA	203,342	2,275
	Atea ASA	158,291	2,263
	Kongsberg Gruppen ASA	146,941	2,130
*	Borr Drilling Ltd.	733,144	2,091
	Austevoll Seafood ASA	170,640	1,988
*,2	Elkem ASA	464,313	1,923
	Borregaard ASA	185,630	1,884
2	Sbanken ASA	158,141	1,557
*	Adevinta ASA Class A	154,099	1,554
*,2	Scatec Solar ASA	161,135	1,531
*,2	Aker Solutions ASA	287,713	1,477
*	Petroleum Geo-Services ASA	630,759	1,400
*	Nordic Semiconductor ASA	288,657	1,376
2	Evry AS	366,662	1,365
	Grieg Seafood ASA	106,871	1,235
*	Frontline Ltd.	146,662	1,218
*	Seadrill Ltd.	124,773	1,096

11

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ocean Yield ASA	103,747	788
^	Wallenius Wilhelmsen ASA	213,370	758
*,^,2	BW LPG Ltd.	155,220	715
	Norway Royal Salmon ASA	32,022	693
	Stolt-Nielsen Ltd.	54,433	682
2	XXL ASA	206,027	629
	Sparebank 1 Oestlandet	62,243	621
*	Akastor ASA	335,367	519
	Hoegh LNG Holdings Ltd.	96,570	440
*,^	Norwegian Air Shuttle ASA	82,009	344
			280,245
Poland (0.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,662,202	17,109
	Polski Koncern Naftowy ORLEN SA	606,216	15,564
	Powszechny Zaklad Ubezpieczen SA	1,093,844	12,040
	Bank Polska Kasa Opieki SA	306,174	9,138
*	KGHM Polska Miedz SA	268,720	7,256
*	CD Projekt SA	121,563	6,841
	Santander Bank Polska SA	58,227	6,056
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,393,126	5,160
	Grupa Lotos SA	192,985	4,205
	LPP SA	1,635	3,666
*	Cyfrowy Polsat SA	517,098	3,590
*	PGE Polska Grupa Energetyczna SA	1,411,231	3,513
*,2	Dino Polska SA	94,712	3,145
	CCC SA	55,510	3,019
*	Bank Millennium SA	1,174,288	2,967
	mBank SA	25,221	2,926
*	Alior Bank SA	179,947	2,772
	Asseco Poland SA	145,739	2,024
*	Orange Polska SA	1,249,610	1,616
*	Jastrzebska Spolka Weglowa SA	99,806	1,519
*,^	AmRest Holdings SE	140,223	1,514
*	KRUK SA	32,137	1,461
	Kernel Holding SA	96,918	1,346
2	PLAY Communications SA	210,877	1,302
	Bank Handlowy w Warszawie SA	64,977	1,058
	Grupa Azoty SA	91,408	990
^	Eurocash SA	165,180	940
	Budimex SA	22,862	882
*	Tauron Polska Energia SA	1,836,590	833
*	Enea SA	414,893	831
*	Energa SA	410,510	806
*	PKP Cargo SA	61,213	715
	Ciech SA	54,010	677
	Warsaw Stock Exchange	57,807	631
*	Lubelski Wegiel Bogdanka SA	24,630	261
*	Boryszew SA	116,064	137
			128,510
Portugal (0.3%)
	Galp Energia SGPS SA	1,002,118	16,802
*	EDP - Energias de Portugal SA	4,425,756	16,794
	Jeronimo Martins SGPS SA	472,161	7,696
*	Banco Comercial Portugues SA	15,294,327	4,293
*	EDP Renovaveis SA	287,557	2,859
	NOS SGPS SA	422,760	2,841
	REN - Redes Energeticas Nacionais SGPS SA	746,366	2,136
	Navigator Co. SA	483,025	2,136
	Sonae SGPS SA	1,890,027	2,109
	Altri SGPS SA	148,841	1,167
	CTT-Correios de Portugal SA	313,130	888
	Corticeira Amorim SGPS SA	72,160	870
	Semapa-Sociedade de Investimento e Gestao	50,850	834
*	Mota-Engil SGPS SA	179,669	479

12

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Banco Espirito Santo SA	8,371,877	26
			61,930
Spain (4.7%)
	Banco Santander SA	31,416,447	159,262
*	Iberdrola SA	11,967,692	108,756
^	Banco Bilbao Vizcaya Argentaria SA	13,004,368	79,078
	Telefonica SA	8,866,836	73,926
	Amadeus IT Group SA	806,626	64,286
^	Industria de Diseno Textil SA	2,051,120	62,105
*	Repsol SA	2,626,346	44,566
2	Aena SME SA	124,587	23,132
*	Ferrovial SA	925,681	22,827
	CaixaBank SA	7,018,819	22,372
*	ACS Actividades de Construccion y Servicios SA	483,036	22,213
	Grifols SA	651,326	18,101
	Red Electrica Corp. SA	843,318	17,502
	Naturgy Energy Group SA	603,723	17,187
	Endesa SA	619,654	15,459
	Banco de Sabadell SA	10,973,667	12,777
	Enagas SA	445,179	12,699
^,2	Cellnex Telecom SA	408,199	12,574
	Bankinter SA	1,346,635	10,764
	Grifols SA Preference Shares	505,166	9,725
	Merlin Properties Socimi SA	654,513	8,928
	Siemens Gamesa Renewable Energy SA	436,811	7,845
	Inmobiliaria Colonial Socimi SA	616,751	6,645
^	Bankia SA	2,367,860	6,558
	Mapfre SA	1,918,641	5,764
^	Acciona SA	40,961	4,751
^	Viscofan SA	76,476	4,601
	Bolsas y Mercados Espanoles SHMSF SA	151,151	4,293
	Acerinox SA	339,585	3,537
	Applus Services SA	275,711	3,465
*	Masmovil Ibercom SA	151,986	3,332
^	Ebro Foods SA	147,915	3,122
	CIE Automotive SA	106,170	2,967
	Cia de Distribucion Integral Logista Holdings SA	122,401	2,904
*	Indra Sistemas SA	236,684	2,791
	Zardoya Otis SA	344,389	2,784
^	Mediaset Espana Comunicacion SA	348,397	2,702
	Prosegur Cia de Seguridad SA	513,718	2,673
	Faes Farma SA	531,331	2,439
	Melia Hotels International SA	208,100	2,063
	Corp Financiera Alba SA	38,750	1,995
2	Gestamp Automocion SA	304,443	1,944
*	Almirall SA	116,398	1,878
	Tecnicas Reunidas SA	59,704	1,783
2	Euskaltel SA	187,708	1,764
	Construcciones y Auxiliar de Ferrocarriles SA	36,618	1,727
2	Unicaja Banco SA	1,492,757	1,720
*	Fomento de Construcciones y Contratas SA	139,916	1,716
*,2	Neinor Homes SA	145,358	1,657
*	Sacyr SA	662,165	1,626
2	Prosegur Cash SA	732,387	1,575
*,^	Promotora de Informaciones SA	775,900	1,417
	Ence Energia y Celulosa SA	246,285	1,327
*	Fluidra SA	116,898	1,279
*,2	Global Dominion Access SA	235,955	1,262
*	Liberbank SA	2,637,938	1,170
*,2	Aedas Homes SAU	43,117	1,074
*,^,2	Metrovacesa SA	92,281	1,066
	Lar Espana Real Estate Socimi SA	123,952	973
	Atresmedia Corp. de Medios de Comunicacion SA	158,269	855
*,^	Pharma Mar SA	330,142	782

13

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	Distribuidora Internacional de Alimentacion SA	848,434	591
	NH Hotel Group SA	28,075	152
			924,808
Sweden (4.7%)
	Telefonaktiebolaget LM Ericsson Class B	5,784,845	57,225
	Investor AB Class B	1,024,920	48,880
	Volvo AB Class B	2,919,285	46,786
^	Sandvik AB	2,102,600	38,937
^	Assa Abloy AB Class B	1,790,608	38,279
^	Atlas Copco AB Class A	1,222,495	38,159
	Essity AB Class B	1,185,878	35,162
	Swedbank AB Class A	1,953,627	31,921
	Svenska Handelsbanken AB Class A	2,900,019	31,677
^	Hennes & Mauritz AB Class B	1,710,769	29,851
	Skandinaviska Enskilda Banken AB Class A	2,794,671	26,682
	Hexagon AB Class B	488,079	26,665
	Telia Co. AB	5,235,521	22,306
^	Atlas Copco AB Class B	742,713	21,154
	Swedish Match AB	335,371	16,353
	Boliden AB	534,075	15,894
^	Alfa Laval AB	613,440	14,239
	Tele2 AB	1,037,537	13,861
	SKF AB	738,167	13,702
	Kinnevik AB	465,910	13,577
*	Epiroc AB Class A	1,221,632	12,629
^	Skanska AB Class B	692,055	12,052
	Electrolux AB Class B	466,113	11,424
	Lundin Petroleum AB	338,618	11,027
	Svenska Cellulosa AB SCA Class B	1,211,608	10,577
	Securitas AB Class B	602,742	10,540
^	Industrivarden AB Class A	443,701	10,274
	Castellum AB	527,418	9,483
	Elekta AB Class B	698,037	8,279
	Nibe Industrier AB Class B	583,676	7,847
	Trelleborg AB Class B	471,641	7,800
*	Epiroc AB Class B	741,297	7,336
^	Husqvarna AB	788,861	7,203
^	Fabege AB	515,584	7,161
^	Industrivarden AB	300,514	6,763
*	Swedish Orphan Biovitrum AB	343,576	6,269
	Getinge AB	435,636	6,138
^	Saab AB Class B	181,599	5,978
*	Fastighets AB Balder Class B	188,917	5,976
	Investor AB Class A	120,380	5,718
*	Indutrade AB	180,500	5,519
^	ICA Gruppen AB	149,817	5,421
	AAK AB	328,399	5,338
^,2	Dometic Group AB	574,837	5,252
	Loomis AB Class B	139,289	5,153
2	Evolution Gaming Group AB	47,932	4,921
^	L E Lundbergforetagen AB Class B	141,202	4,829
2	Thule Group AB	200,870	4,679
	BillerudKorsnas AB	340,967	4,635
	Holmen AB	199,105	4,187
	Lifco AB Class B	87,756	4,180
	SSAB AB Class B	1,182,082	3,812
^	Hexpol AB	481,057	3,758
	Axfood AB	201,095	3,691
^	Intrum AB	143,078	3,643
	Hufvudstaden AB Class A	213,458	3,557
	Peab AB	383,382	3,507
	Wihlborgs Fastigheter AB	260,456	3,465
2	Bravida Holding AB	389,302	3,410
^	Investment AB Latour Class B	235,183	3,330

14

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sweco AB Class B	128,673	3,284
*	AF POYRY AB	172,838	3,224
*	Nordic Entertainment Group AB Class B	126,506	3,224
	Wallenstam AB	317,792	3,058
^	NCC AB Class B	181,957	3,009
^	Kungsleden AB	364,108	2,767
	Beijer Ref AB	123,146	2,605
	Hemfosa Fastigheter AB	313,572	2,595
	Vitrolife AB	122,540	2,580
^	JM AB	132,182	2,518
	Pandox AB Class B	144,733	2,484
	Bonava AB	163,695	2,085
	Bure Equity AB	106,140	1,973
	Mycronic AB	134,984	1,895
	Avanza Bank Holding AB	232,420	1,862
*	Nyfosa AB	310,133	1,846
*	Betsson AB	233,074	1,769
^	Klovern AB	1,304,645	1,766
	SSAB AB Class A	442,399	1,671
	Arjo AB	442,768	1,644
	Modern Times Group MTG AB Class B	125,648	1,623
	Lindab International AB	139,289	1,571
*	Nolato AB Class B	33,251	1,543
	Atrium Ljungberg AB	92,891	1,516
*	Nobia AB	221,952	1,395
*	Hembla AB Class B	70,573	1,335
	Bilia AB	155,468	1,334
2	Scandic Hotels Group AB	139,321	1,297
2	Resurs Holding AB	206,046	1,276
*	Hansa Biopharma AB	63,887	1,233
	Cloetta AB Class B	402,576	1,230
	Concentric AB	73,752	1,183
*	NetEnt AB	357,293	1,136
2	Attendo AB	199,356	1,086
	SkiStar AB	89,000	1,076
^	Investment AB Oresund	74,559	1,017
	Catena AB	38,871	1,000
*	SAS AB	525,136	958
	Oriflame Holding AG	46,265	954
	Ratos AB	381,576	867
	Telefonaktiebolaget LM Ericsson Class A	85,762	853
	Sagax AB	210,332	781
	Clas Ohlson AB	84,419	701
2	Munters Group AB	129,480	671
	Mekonomen AB	88,907	650
	Klovern AB Preference Shares	17,052	597
	Haldex AB	69,634	535
*	Collector AB	92,251	515
	Skandinaviska Enskilda Banken AB	47,880	464
	Svenska Handelsbanken AB Class B	39,695	432
	Hemfosa Fastigheter AB Preference Shares	19,094	369
	NCC AB Class A	8,920	147
	Sagax AB Preference Shares	7,711	29
			917,304
Switzerland (13.0%)
	Nestle SA	5,884,095	566,507
	Roche Holding AG	1,381,016	364,400
	Novartis AG	4,252,910	348,484
	Zurich Insurance Group AG	293,948	93,701
	UBS Group AG	6,745,074	90,448
	Cie Financiere Richemont SA	995,783	72,794
*	ABB Ltd.	3,482,243	71,625
	Credit Suisse Group AG	4,963,810	66,013
	Swiss Re AG	593,362	57,128

15

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Alcon Inc.	850,395	48,973
	Givaudan SA	18,032	46,690
	Lonza Group AG	144,761	44,706
	Sika AG	271,137	41,544
*	Swiss Life Holding AG	66,668	31,342
	Geberit AG	70,559	29,586
	SGS SA	10,042	26,496
	LafargeHolcim Ltd. (XVTX)	509,789	26,171
	Partners Group Holding AG	32,522	24,530
^	Swisscom AG	49,724	23,169
	LafargeHolcim Ltd. (XPAR)	415,132	21,400
	Julius Baer Group Ltd.	423,744	20,469
	Sonova Holding AG	98,834	19,963
	Temenos AG	113,956	18,956
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	230	17,447
	Swatch Group AG (Bearer)	56,963	17,384
	Schindler Holding AG	80,244	17,343
	Adecco Group AG	298,928	17,174
	Straumann Holding AG	19,577	15,822
	Baloise Holding AG	92,250	15,815
	Kuehne & Nagel International AG	97,945	14,237
	Swiss Prime Site AG	146,556	11,769
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,703	11,318
	Vifor Pharma AG	86,535	11,301
	Logitech International SA	281,843	11,044
	EMS-Chemie Holding AG	13,835	8,378
*	Helvetia Holding AG	12,631	8,027
	Clariant AG	389,571	8,015
	Georg Fischer AG	8,068	7,847
	PSP Swiss Property AG	76,860	7,843
	Schindler Holding AG (Registered)	35,916	7,636
	BB Biotech AG	106,992	7,394
	Roche Holding AG (Bearer)	27,698	7,247
	Barry Callebaut AG	3,751	6,878
^	ams AG	151,890	6,412
2	VAT Group AG	50,090	6,226
	Flughafen Zurich AG	36,789	6,065
	Dufry AG	59,202	5,794
	Pargesa Holding SA	72,749	5,717
	Panalpina Welttransport Holding AG	25,047	5,369
	Swatch Group AG (Registered)	90,305	5,299
	Tecan Group AG	22,874	5,164
	Cembra Money Bank AG	54,659	5,076
	Belimo Holding AG	952	5,001
	OC Oerlikon Corp. AG	374,895	4,900
2	Galenica AG	93,351	4,763
	dormakaba Holding AG	5,860	4,427
2	Sunrise Communications Group AG	66,443	4,412
	Allreal Holding AG	27,552	4,397
*	Banque Cantonale Vaudoise	5,507	4,348
	Bucher Industries AG	12,459	4,226
	Sulzer AG	34,449	3,635
	Valiant Holding AG	31,530	3,536
	Forbo Holding AG	2,141	3,440
	Emmi AG	3,880	3,423
	Landis&Gyr Group AG	48,901	3,422
*,^	Idorsia Ltd.	170,491	3,375
	Vontobel Holding AG	53,151	3,134
	DKSH Holding AG	50,611	3,108
	Siegfried Holding AG	7,950	3,016
*	SFS Group AG	32,624	3,013
	Mobimo Holding AG	12,566	2,898
*	Aryzta AG XVTX	1,789,446	2,676
	Interroll Holding AG	1,129	2,464

16

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	SIG Combibloc Group AG	236,642	2,309
	Huber & Suhner AG	28,176	2,253
	Daetwyler Holding AG	14,356	2,226
	BKW AG	34,821	2,220
	Conzzeta AG	2,508	2,163
	Inficon Holding AG	3,629	2,040
	St. Galler Kantonalbank AG	4,287	1,941
	HBM Healthcare Investments AG	11,403	1,869
	Burckhardt Compression Holding AG	6,069	1,832
	Kardex AG	11,180	1,738
	Schweiter Technologies AG	1,772	1,722
	Valora Holding AG	6,218	1,583
^	Komax Holding AG	6,658	1,529
	Comet Holding AG	15,300	1,521
	Bachem Holding AG	10,700	1,367
	Liechtensteinische Landesbank AG	19,900	1,357
	LEM Holding SA	977	1,337
*,^	COSMO Pharmaceuticals NV	13,941	1,315
*	GAM Holding AG	313,948	1,302
^	Intershop Holding AG	2,615	1,281
	VZ Holding AG	5,137	1,253
^	EFG International AG	156,810	1,179
	Bobst Group SA	16,107	1,156
	u-blox Holding AG	13,241	1,111
	Bell Food Group AG	3,773	1,087
	Ascom Holding AG	76,448	1,043
	Arbonia AG	91,054	983
	Rieter Holding AG	6,732	973
	Vetropack Holding AG	440	958
*,^	Basilea Pharmaceutica AG	21,682	952
	Ypsomed Holding AG	7,028	920
	Implenia AG	28,364	893
	Bossard Holding AG	5,472	892
*,^	Meyer Burger Technology AG	1,256,695	865
*	Leonteq AG	19,450	764
^	Autoneum Holding AG	5,749	761
	ALSO Holding AG	5,797	727
	Zehnder Group AG	21,076	726
	Swissquote Group Holding SA	17,880	700
	VP Bank AG	4,775	696
	APG SGA SA	2,196	629
*	Berner Kantonalbank AG	2,268	530
*	Alpiq Holding AG	7,109	493
^	Kudelski SA	74,308	473
*	Schmolz & Bickenbach AG	991,035	457
	Hiag Immobilien Holding AG	1,298	166
*,§	Aryzta AG XLON	24,200	34
*	BA CHEM HOLDING AG Rights Exp. 05/06/2019	10,700	3
			2,570,079
United Kingdom (27.5%)
	HSBC Holdings plc	39,269,719	342,156
	BP plc	38,740,436	281,709
	Royal Dutch Shell plc Class A (XLON)	7,513,757	239,399
	Royal Dutch Shell plc Class B	7,304,329	235,736
	GlaxoSmithKline plc	9,520,296	195,578
	Diageo plc	4,635,827	195,436
	AstraZeneca plc	2,562,951	190,940
	British American Tobacco plc	4,297,669	168,249
	Unilever plc	2,134,665	129,393
	Rio Tinto plc	2,164,271	126,262
	Prudential plc	5,061,658	115,008
	Lloyds Banking Group plc	138,784,269	113,503
	Reckitt Benckiser Group plc	1,222,849	98,936
	Vodafone Group plc	52,139,257	96,712

17

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	BHP Group plc	4,061,737	95,876
	Glencore plc	22,042,905	87,457
	National Grid plc	6,638,237	72,728
	Barclays plc	33,316,592	71,498
	Compass Group plc	3,090,019	70,310
	Tesco plc	18,868,578	61,561
	Imperial Brands plc	1,854,011	58,991
	Experian plc	1,786,892	52,015
	Anglo American plc	1,927,984	50,031
	BT Group plc	16,290,997	48,613
	Standard Chartered plc	5,281,541	48,290
	RELX plc (XAMS)	1,930,115	44,224
	Aviva plc	7,643,526	42,927
	Legal & General Group plc	11,550,457	42,004
	RELX plc (XLON)	1,763,114	40,509
	BAE Systems plc	6,230,856	40,048
	London Stock Exchange Group plc	608,869	39,920
	Rolls-Royce Holdings plc	3,285,018	39,340
	Royal Dutch Shell plc Class A (XAMS)	1,204,798	38,338
	Smith & Nephew plc	1,708,373	33,027
	Ferguson plc	451,526	32,133
	SSE plc	2,003,942	29,984
	WPP plc	2,387,055	29,785
	Royal Bank of Scotland Group plc	8,828,226	27,644
	3i Group plc	1,859,189	26,015
	Ashtead Group plc	922,441	25,614
	Melrose Industries plc	9,393,473	24,855
	Informa plc	2,420,951	24,616
	InterContinental Hotels Group plc	352,381	22,824
	Associated British Foods plc	678,273	22,656
	Intertek Group plc	314,546	22,001
	Burberry Group plc	794,342	20,937
	Whitbread plc	353,583	20,585
	Sage Group plc	2,114,171	20,041
	Bunzl plc	654,463	19,739
	Next plc	257,825	19,413
	Segro plc	2,110,992	18,705
	Rentokil Initial plc	3,601,160	18,352
	Persimmon plc	614,228	17,943
	Standard Life Aberdeen plc	4,805,462	17,509
	Halma plc	738,061	17,366
	DCC plc	191,413	17,133
	Land Securities Group plc	1,396,287	16,828
	Carnival plc	312,707	16,578
	Croda International plc	241,946	16,389
	Pearson plc	1,512,812	16,388
	Johnson Matthey plc	370,021	16,142
	Mondi plc	716,611	15,748
*	Ocado Group plc	877,126	15,615
	CRH plc (XLON)	463,565	15,562
	Spirax-Sarco Engineering plc	143,459	15,467
	Centrica plc	11,120,242	15,459
	Barratt Developments plc	1,963,461	15,446
	Smiths Group plc	772,447	15,379
	Hargreaves Lansdown plc	513,977	15,182
	Taylor Wimpey plc	6,330,427	15,008
	St. James’s Place plc	1,018,887	14,953
	British Land Co. plc	1,884,847	14,624
	United Utilities Group plc	1,328,687	14,414
	Kingfisher plc	4,109,176	14,169
	RSA Insurance Group plc	1,985,302	14,074
	Coca-Cola HBC AG	383,568	13,738
	Smurfit Kappa Group plc	462,855	13,576
2	Auto Trader Group plc	1,802,215	13,323

18

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Micro Focus International plc	510,909	12,951
	ITV plc	7,246,207	12,939
	Paddy Power Betfair plc	149,687	12,670
	Rightmove plc	1,749,059	12,368
	Severn Trent plc	463,377	12,334
	Wm Morrison Supermarkets plc	4,231,048	11,926
	Hiscox Ltd.	543,896	11,896
	Marks & Spencer Group plc	3,162,024	11,795
	DS Smith plc	2,478,579	11,577
	Direct Line Insurance Group plc	2,679,415	11,530
	Admiral Group plc	398,293	11,473
	Berkeley Group Holdings plc	233,169	11,438
	International Consolidated Airlines Group SA (London Shares)	1,613,831	11,404
	Weir Group plc	504,021	10,955
	Meggitt plc	1,511,091	10,753
*	Just Eat plc	1,122,592	10,263
	Bellway plc	239,982	9,745
	Phoenix Group Holdings plc	1,029,906	9,735
	GVC Holdings plc	1,117,397	9,535
	J Sainsbury plc	3,142,054	9,128
	Tate & Lyle plc	910,728	9,128
	Travis Perkins plc	494,499	9,023
	Schroders plc	217,166	8,988
	G4S plc	3,026,264	8,553
	B&M European Value Retail SA	1,656,975	8,542
	Intermediate Capital Group plc	544,721	8,418
*	BTG plc	751,864	8,197
	Derwent London plc	196,642	8,139
	Evraz plc	989,869	8,128
	Cineworld Group plc	1,953,601	8,107
	Spectris plc	224,657	8,072
	Antofagasta plc	677,166	8,050
	RPC Group plc	779,653	8,036
	Pennon Group plc	820,243	8,013
	Investec plc	1,258,599	7,988
	Tullow Oil plc	2,700,734	7,919
	John Wood Group plc	1,291,437	7,917
	SSP Group plc	854,361	7,766
	Beazley plc	1,020,869	7,692
	Howden Joinery Group plc	1,138,877	7,563
	HomeServe plc	532,682	7,550
	Electrocomponents plc	857,714	7,233
	IMI plc	523,804	7,194
	BBA Aviation plc	1,993,031	7,082
*	Cobham plc	4,673,130	7,046
2	Quilter plc	3,621,952	6,985
	Rotork plc	1,705,335	6,956
	Dechra Pharmaceuticals plc	194,484	6,759
2	Merlin Entertainments plc	1,375,110	6,576
	easyJet plc	427,232	6,473
	Inchcape plc	805,942	6,470
	Inmarsat plc	899,454	6,412
	CYBG plc	2,412,728	6,402
	Hammerson plc	1,521,381	6,401
	British American Tobacco plc ADR	161,443	6,329
	Hikma Pharmaceuticals plc	273,838	6,319
	UNITE Group plc	513,090	6,306
	Tritax Big Box REIT plc	3,217,816	6,241
	Britvic plc	521,834	6,230
^	NMC Health plc	167,682	6,192
	Man Group plc	2,951,399	6,048
	Close Brothers Group plc	296,248	6,006
	Polymetal International plc	563,057	5,936
	Royal Mail plc	1,776,786	5,863

19

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	IWG plc	1,319,136	5,858
	JD Sports Fashion plc	701,838	5,769
	WH Smith plc	205,046	5,486
	Great Portland Estates plc	556,623	5,485
*	Capita plc	3,245,686	5,411
	AVEVA Group plc	123,487	5,396
	Aggreko plc	472,247	5,265
	TUI AG (XLON)	467,337	5,204
	Hays plc	2,616,944	5,188
2	ConvaTec Group plc	2,845,655	5,154
	Shaftesbury plc	453,436	5,082
	Victrex plc	159,659	5,079
	Greene King plc	599,930	5,024
	Grafton Group plc	423,030	4,876
	Moneysupermarket.com Group plc	1,022,101	4,855
2	John Laing Group plc	964,604	4,843
	IG Group Holdings plc	704,156	4,684
	Capital & Counties Properties plc	1,446,811	4,575
	Diploma plc	218,715	4,574
	Ashmore Group plc	762,251	4,574
	Greggs plc	193,897	4,554
	National Express Group plc	824,241	4,419
	Balfour Beatty plc	1,340,337	4,400
	Rhi Magnesita NV	66,646	4,319
	QinetiQ Group plc	1,089,154	4,291
	Entertainment One Ltd.	688,534	4,289
	Pagegroup plc	609,814	4,287
	UDG Healthcare plc	488,582	4,194
	Bodycote plc	368,162	4,125
	Jupiter Fund Management plc	823,232	4,040
	TP ICAP plc	1,099,475	4,036
	Big Yellow Group plc	293,410	3,990
	Genus plc	126,051	3,969
	BCA Marketplace plc	1,468,683	3,954
	Renishaw plc	66,149	3,906
	Grainger plc	1,186,660	3,903
2	Countryside Properties plc	867,630	3,843
	Bovis Homes Group plc	264,514	3,835
	Micro Focus International plc ADR	150,807	3,784
	Cranswick plc	99,657	3,771
	Dixons Carphone plc	1,970,636	3,736
	KAZ Minerals plc	431,252	3,657
	Primary Health Properties plc	2,126,010	3,648
	Assura plc	4,653,259	3,620
	Redrow plc	449,396	3,617
	Ascential plc	763,200	3,552
	William Hill plc	1,685,457	3,541
	Lancashire Holdings Ltd.	392,732	3,529
	Fresnillo plc	359,344	3,520
	Playtech plc	609,132	3,483
*	Serco Group plc	2,137,551	3,477
*	Provident Financial plc	498,880	3,463
	Drax Group plc	775,439	3,454
	Safestore Holdings plc	409,013	3,437
	Babcock International Group plc	497,397	3,414
	Mediclinic International plc	761,884	3,414
*	Firstgroup plc	2,361,242	3,407
	Rathbone Brothers plc	103,497	3,405
	LondonMetric Property plc	1,284,481	3,390
	Workspace Group plc	262,400	3,385
	Vesuvius plc	419,409	3,384
	Marshalls plc	392,913	3,307
	Domino’s Pizza Group plc	909,388	3,180
	Games Workshop Group plc	57,710	3,135

20

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,2	Wizz Air Holdings plc	70,460	3,126
	Coats Group plc	2,764,968	3,114
	Savills plc	259,493	3,059
	Paragon Banking Group plc	510,469	3,057
2	Sophos Group plc	651,021	3,042
*,2	Avast plc	760,547	3,011
	Petrofac Ltd.	508,597	2,936
	Synthomer plc	522,731	2,863
	Ultra Electronics Holdings plc	137,432	2,859
	Essentra plc	516,700	2,850
	Softcat plc	240,128	2,846
	Elis SA (XLON)	155,925	2,776
	OneSavings Bank plc	466,546	2,653
2	Ibstock plc	766,147	2,611
	Greencore Group plc	855,856	2,568
	Hill & Smith Holdings plc	153,778	2,559
*	EI Group plc	903,006	2,505
*	Cairn Energy plc	1,120,875	2,501
	Senior plc	818,924	2,478
	J D Wetherspoon plc	138,087	2,465
	Crest Nicholson Holdings plc	487,837	2,452
	Centamin plc	2,109,860	2,443
*	Daily Mail & General Trust plc	281,179	2,412
	Elementis plc	1,128,284	2,399
	SIG plc	1,168,013	2,311
	Brewin Dolphin Holdings plc	529,904	2,267
	Computacenter plc	139,288	2,195
	Dunelm Group plc	192,462	2,148
	Sanne Group plc	262,539	2,147
^	Intu Properties plc	1,723,624	2,124
^	TalkTalk Telecom Group plc	1,307,172	2,118
	Go-Ahead Group plc	82,754	2,095
	Hunting plc	272,515	2,094
	Polypipe Group plc	362,899	2,081
	Telecom Plus plc	112,740	2,077
*,^	Sirius Minerals plc	8,978,551	2,046
*	Premier Oil plc	1,542,627	2,000
	Morgan Advanced Materials plc	523,849	1,908
	IntegraFin Holdings plc	368,434	1,898
	St. Modwen Properties plc	340,715	1,829
	Pets at Home Group plc	915,347	1,812
2	Equiniti Group plc	631,326	1,770
	NewRiver REIT plc	583,133	1,748
2	McCarthy & Stone plc	1,042,689	1,741
	F&C Commercial Property Trust Ltd.	1,081,487	1,735
*,^	Metro Bank plc	175,703	1,723
	AG Barr plc	154,053	1,710
	Saga plc	2,209,616	1,699
	Card Factory plc	633,456	1,695
	Restaurant Group plc	901,225	1,695
	Euromoney Institutional Investor plc	104,585	1,677
	Marston’s plc	1,232,637	1,636
	Just Group plc	1,829,294	1,634
	Bank of Georgia Group plc	72,718	1,632
	Ferrexpo plc	576,434	1,562
2	Hastings Group Holdings plc	605,029	1,508
	Kier Group plc	305,710	1,501
	UK Commercial Property REIT Ltd.	1,281,194	1,478
	Plus500 Ltd.	214,186	1,476
	Galliford Try plc	208,096	1,475
*	Mitchells & Butlers plc	439,113	1,464
*	Sports Direct International plc	373,277	1,452
	TBC Bank Group plc	67,703	1,437
	Stagecoach Group plc	836,248	1,437

21

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	Charter Court Financial Services Group plc	306,499	1,420
	Chesnara plc	275,906	1,321
	Mitie Group plc	736,927	1,261
	KCOM Group plc	981,592	1,253
	Northgate plc	256,845	1,231
	Keller Group plc	133,875	1,229
	Picton Property Income Ltd.	1,001,343	1,229
	ITE Group plc	1,271,176	1,207
	Halfords Group plc	394,502	1,203
*	Vectura Group plc	1,258,159	1,197
	Hochschild Mining plc	489,949	1,192
	Stobart Group Ltd.	602,276	1,170
	Ted Baker plc	55,551	1,168
	AA plc	1,195,815	1,158
	NCC Group plc	495,805	1,129
	RPS Group plc	433,049	1,096
	Chemring Group plc	546,206	1,096
	De La Rue plc	185,610	1,069
	Hansteen Holdings plc	857,823	1,051
	International Personal Finance plc	426,763	1,017
*	Ophir Energy plc	1,355,738	1,004
	888 Holdings plc	513,826	969
	PZ Cussons plc	360,891	966
*	Thomas Cook Group plc	2,694,127	939
*	Bank of Cyprus Holdings plc	583,511	919
*,^,2	Funding Circle Holdings plc	275,864	911
2	Spire Healthcare Group plc	519,890	910
*	Georgia Capital plc	68,201	900
	Superdry plc	126,845	855
^,2	Amigo Holdings plc	260,132	844
	Dignity plc	90,148	838
	Helical plc	182,900	822
	Redefine International plc	472,185	777
	Devro plc	297,403	771
	Daejan Holdings plc	10,095	764
*,^	AO World plc	525,303	740
	Schroder REIT Ltd.	989,030	735
	Rank Group plc	351,805	735
*	Indivior plc	1,416,018	707
	Lookers plc	590,953	698
	Gocompare.Com Group plc	558,812	642
*	Premier Foods plc	1,301,032	601
*	Acacia Mining plc	291,924	559
	Renewi plc	1,247,996	540
2	Bakkavor Group plc	285,660	482
	N Brown Group plc	299,578	422
	Soco International plc	417,415	410
*	Petra Diamonds Ltd.	1,507,223	399
*,2	Alfa Financial Software Holdings plc	175,109	314
2	CMC Markets plc	172,503	176
*,§	Carillion plc	1,000,411	—
			5,434,411
Total Common Stocks (Cost $23,478,828)			19,544,543

22

Vanguard® European Stock Index Fund

Schedule of Investments

April 30, 2019

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.2%)[1]
Money Market Fund (4.1%)
3,4	Vanguard Market Liquidity Fund	2.545%		8,213,845	821,466

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.474%	5/9/19	13,000	12,993
5	United States Treasury Bill	2.407%	6/6/19	1,000	998
					13,991
Total Temporary Cash Investments (Cost $835,509)					835,457
Total Investments (103.2%) (Cost $24,314,337)					20,380,000
Other Assets and Liabilities—Net (-3.2%)[4,6]					(634,189)
Net Assets (100%)					19,745,811

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $616,482,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.2%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $395,699,000, representing 2.0% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $692,836,000 of collateral received for securities on loan.
5	Securities with a value of $11,992,000 have been segregated as initial margin for open futures contracts.
6	Cash of $5,880,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

23

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Australia (16.3%)
	Commonwealth Bank of Australia	1,783,617	93,738
	BHP Group Ltd.	2,985,051	78,991
	Westpac Banking Corp.	3,468,220	67,375
	CSL Ltd.	457,262	64,136
	Australia & New Zealand Banking Group Ltd.	2,895,009	55,540
	National Australia Bank Ltd.	2,813,001	50,226
	Woolworths Group Ltd.	1,329,072	29,841
	Macquarie Group Ltd.	311,614	29,614
	Wesfarmers Ltd.	1,145,236	29,069
	Transurban Group	2,701,127	25,578
	Rio Tinto Ltd.	375,527	25,311
	Woodside Petroleum Ltd.	946,109	23,586
	Goodman Group	1,790,410	16,661
	Scentre Group	5,180,892	13,975
	Brambles Ltd.	1,616,652	13,738
	Newcrest Mining Ltd.	774,481	13,681
	Amcor Ltd.	1,175,735	13,290
	Insurance Australia Group Ltd.	2,345,741	13,034
	Suncorp Group Ltd.	1,318,719	12,341
	QBE Insurance Group Ltd.	1,347,354	12,289
	South32 Ltd.	5,120,223	12,093
	Aristocrat Leisure Ltd.	647,648	11,922
	AGL Energy Ltd.	665,247	10,437
	ASX Ltd.	195,909	10,293
*	Coles Group Ltd.	1,144,113	10,173
	Telstra Corp. Ltd.	4,228,272	10,071
	Origin Energy Ltd.	1,780,342	9,252
	Santos Ltd.	1,794,979	9,084
	Dexus	1,027,340	9,070
	Treasury Wine Estates Ltd.	729,208	8,845
	Sonic Healthcare Ltd.	459,525	8,310
	Fortescue Metals Group Ltd.	1,619,142	8,182
	APA Group	1,194,909	8,111
	Cochlear Ltd.	56,901	7,522
	Mirvac Group	3,703,903	7,415
	GPT Group	1,823,070	7,374
	Oil Search Ltd.	1,344,812	7,365
	Aurizon Holdings Ltd.	1,938,185	6,504
	Stockland	2,435,781	6,484
	Tabcorp Holdings Ltd.	1,895,195	6,400
	Computershare Ltd.	488,302	6,143
	James Hardie Industries plc	443,849	6,039
	Sydney Airport	1,118,448	6,012
	Ramsay Health Care Ltd.	128,882	5,935
	Vicinity Centres	3,213,513	5,763
	Medibank Pvt Ltd.	2,796,156	5,635
	Lendlease Group	575,882	5,400
	BlueScope Steel Ltd.	544,566	5,175
	Caltex Australia Ltd.	264,383	5,070
	Orica Ltd.	380,317	4,986
	AMP Ltd.	2,954,524	4,736
	SEEK Ltd.	350,499	4,502
	Magellan Financial Group Ltd.	135,118	4,253
	Boral Ltd.	1,182,822	4,050
	Alumina Ltd.	2,517,535	3,984
	Incitec Pivot Ltd.	1,624,873	3,861
	Northern Star Resources Ltd.	628,028	3,637
*	Xero Ltd.	93,623	3,601
	Bendigo & Adelaide Bank Ltd.	484,964	3,522
	WorleyParsons Ltd.	349,051	3,517
	CIMIC Group Ltd.	98,079	3,499

24

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Atlas Arteria Ltd.	689,632	3,405
	Challenger Ltd.	578,373	3,348
	Crown Resorts Ltd.	355,573	3,333
	Downer EDI Ltd.	602,013	3,287
	Charter Hall Group	464,322	3,216
	Coca-Cola Amatil Ltd.	517,322	3,209
*	Afterpay Touch Group Ltd.	174,859	3,168
	Healthscope Ltd.	1,755,378	3,033
	REA Group Ltd.	50,393	2,840
	Link Administration Holdings Ltd.	521,579	2,798
	ALS Ltd.	495,605	2,778
	Reliance Worldwide Corp. Ltd.	798,373	2,747
	Star Entertainment Grp Ltd.	841,463	2,694
	DuluxGroup Ltd.	388,114	2,668
^	Bank of Queensland Ltd.	407,175	2,661
	Beach Energy Ltd.	1,772,236	2,658
	Altium Ltd.	108,456	2,592
	Ansell Ltd.	135,607	2,582
	Qantas Airways Ltd.	652,054	2,579
	Orora Ltd.	1,206,252	2,578
	Iluka Resources Ltd.	421,271	2,571
	Qube Holdings Ltd.	1,232,792	2,461
	Evolution Mining Ltd.	1,052,625	2,373
	AusNet Services	1,814,166	2,271
	OZ Minerals Ltd.	312,705	2,202
	Cleanaway Waste Management Ltd.	1,361,542	2,162
	Whitehaven Coal Ltd.	690,259	2,047
	JB Hi-Fi Ltd.	112,487	2,045
	carsales.com Ltd.	214,996	2,043
	Steadfast Group Ltd.	782,905	1,882
	nib holdings Ltd.	460,098	1,865
^	Metcash Ltd.	917,883	1,857
	Seven Group Holdings Ltd.	133,698	1,849
	Domino’s Pizza Enterprises Ltd.	60,709	1,840
	Nine Entertainment Co. Holdings Ltd.	1,473,500	1,816
	Appen Ltd.	101,275	1,814
	Pendal Group Ltd.	280,445	1,806
	Breville Group Ltd.	131,734	1,785
	TPG Telecom Ltd.	366,253	1,740
	IRESS Ltd.	171,786	1,736
*	Vocus Group Ltd.	618,255	1,703
	Shopping Centres Australasia Property Group	938,181	1,695
^	Harvey Norman Holdings Ltd.	576,032	1,694
2	Viva Energy Group Ltd.	1,079,141	1,681
	IOOF Holdings Ltd.	354,980	1,625
	Corporate Travel Management Ltd.	84,651	1,593
	Regis Resources Ltd.	470,019	1,590
	Mineral Resources Ltd.	143,122	1,574
	Independence Group NL	497,118	1,567
	Webjet Ltd.	130,028	1,545
*,^	NEXTDC Ltd.	340,125	1,533
*	Saracen Mineral Holdings Ltd.	772,037	1,523
	Flight Centre Travel Group Ltd.	55,566	1,505
	Washington H Soul Pattinson & Co. Ltd.	92,426	1,499
	GrainCorp Ltd. Class A	227,880	1,445
	Adelaide Brighton Ltd.	469,325	1,434
	Cromwell Property Group	1,745,769	1,385
	IDP Education Ltd.	124,477	1,370
	BWP Trust	499,531	1,304
	CSR Ltd.	517,590	1,300
	WiseTech Global Ltd.	78,801	1,248
	Healius Ltd.	561,400	1,234
	Navitas Ltd.	301,574	1,230
	Perpetual Ltd.	42,469	1,226

25

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Costa Group Holdings Ltd.	306,066	1,225
	St. Barbara Ltd.	530,519	1,198
^	InvoCare Ltd.	109,973	1,187
	Bapcor Ltd.	293,290	1,178
	Monadelphous Group Ltd.	86,226	1,152
	Charter Hall Retail REIT	350,051	1,148
*	Nufarm Ltd.	304,500	1,088
	Premier Investments Ltd.	82,338	991
	G8 Education Ltd.	451,478	971
	Charter Hall Long Wale REIT	284,527	924
	Sims Metal Management Ltd.	125,291	913
*	Lynas Corp. Ltd.	645,447	901
^	Blackmores Ltd.	13,733	895
*,^	nearmap Ltd.	363,150	891
	Abacus Property Group	331,701	883
	Technology One Ltd.	142,028	881
	Super Retail Group Ltd.	143,562	877
	ARB Corp. Ltd.	66,466	850
	Ausdrill Ltd.	707,880	820
*	Nanosonics Ltd.	234,445	818
	National Storage REIT	637,490	804
^	Platinum Asset Management Ltd.	227,487	800
	Sandfire Resources NL	160,662	799
	Growthpoint Properties Australia Ltd.	265,555	787
*	Mayne Pharma Group Ltd.	1,589,887	786
	NRW Holdings Ltd.	377,197	782
^	Bega Cheese Ltd.	212,672	760
	IPH Ltd.	148,888	749
	Viva Energy REIT	415,708	722
	GUD Holdings Ltd.	86,425	720
*,^	Pilbara Minerals Ltd.	1,629,890	702
	Southern Cross Media Group Ltd.	779,480	692
	Tassal Group Ltd.	187,087	676
	Brickworks Ltd.	56,606	653
*	Clinuvel Pharmaceuticals Ltd.	38,125	644
	GWA Group Ltd.	268,761	638
	Aventus Group	396,742	638
^	Inghams Group Ltd.	197,395	619
	SpeedCast International Ltd.	225,644	617
	Collins Foods Ltd.	116,649	613
	Credit Corp. Group Ltd.	35,673	600
	Aveo Group	396,679	596
	Charter Hall Education Trust	224,778	591
	Netwealth Group Ltd.	87,533	587
	oOh!media Ltd.	215,786	574
*,^	Bellamy’s Australia Ltd.	73,420	558
	Rural Funds Group	347,259	556
^	Service Stream Ltd.	331,884	552
	Pro Medicus Ltd.	37,880	547
*	Cooper Energy Ltd.	1,387,216	528
	Arena REIT	255,190	527
*	Gold Road Resources Ltd.	797,633	527
	Mount Gibson Iron Ltd.	620,315	523
	Bingo Industries Ltd.	432,345	514
	McMillan Shakespeare Ltd.	53,963	505
*,^	Mesoblast Ltd.	430,249	498
	Estia Health Ltd.	238,316	486
*,^	Orocobre Ltd.	203,844	480
	Ingenia Communities Group	219,915	477
^	HUB24 Ltd.	44,769	474
	SmartGroup Corp. Ltd.	78,708	471
	Elders Ltd.	108,612	463
	Automotive Holdings Group Ltd.	272,519	462
	Ardent Leisure Group Ltd.	509,671	460

26

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Emeco Holdings Ltd.	307,546	452
	Western Areas Ltd.	279,093	446
	Centuria Industrial REIT	206,098	439
	New Hope Corp. Ltd.	227,465	432
	Resolute Mining Ltd.	527,885	422
*,^	Aurelia Metals Ltd.	789,693	416
	GDI Property Group	422,160	414
	Australian Pharmaceutical Industries Ltd.	405,455	412
*	Australian Agricultural Co. Ltd.	485,893	405
*,^	Galaxy Resources Ltd.	389,376	402
	Select Harvests Ltd.	88,349	399
^	Domain Holdings Australia Ltd.	207,696	396
	Sigma Healthcare Ltd.	1,064,783	394
	Lovisa Holdings Ltd.	52,815	376
	Genworth Mortgage Insurance Australia Ltd.	222,410	375
*	IMF Bentham Ltd.	191,543	373
^	Freedom Foods Group Ltd.	98,929	362
*	Seven West Media Ltd.	891,866	356
*,^	Myer Holdings Ltd.	704,965	354
	Hotel Property Investments	145,043	348
	HT&E Ltd.	282,436	345
*	Senex Energy Ltd.	1,356,082	339
	Pact Group Holdings Ltd.	180,014	334
	Navigator Global Investments Ltd.	117,429	332
*,^	Westgold Resources Ltd.	311,270	326
	Accent Group Ltd.	284,477	324
*,^	Kidman Resources Ltd.	351,502	322
	Regis Healthcare Ltd.	131,205	313
*	Starpharma Holdings Ltd.	350,707	311
	FlexiGroup Ltd.	315,051	310
	Sims Metal Management Ltd. ADR	42,314	310
*,^	Dacian Gold Ltd.	207,316	288
*	Perseus Mining Ltd.	875,068	279
*,^	Syrah Resources Ltd.	344,179	270
	Japara Healthcare Ltd.	239,690	260
*	Asaleo Care Ltd.	390,085	253
*	Village Roadshow Ltd.	98,515	250
*,^	New Century Resources Ltd.	471,536	248
	Cedar Woods Properties Ltd.	57,916	233
	SG Fleet Group Ltd.	131,476	227
	Eclipx Group Ltd.	309,601	222
	SeaLink Travel Group Ltd.	77,818	220
*	Infigen Energy	633,664	206
*	Liquefied Natural Gas Ltd.	664,272	204
	OFX Group Ltd.	187,500	202
	MACA Ltd.	271,518	197
*	Cardno Ltd.	271,661	191
	Vita Group Ltd.	156,519	190
*	Superloop Ltd.	141,860	169
^	BWX Ltd.	108,067	165
	A2B Australia Ltd.	113,459	160
	Virtus Health Ltd.	56,162	157
	ERM Power Ltd.	120,801	149
*	Karoon Energy Ltd.	195,153	132
*,^	Clean TeQ Holdings Ltd.	578,950	127
	WPP AUNZ Ltd.	292,686	114
^	Ainsworth Game Technology Ltd.	136,392	79
	Decmil Group Ltd.	118,524	79
*,§	Quintis Ltd.	377,075	78
	Newcrest Mining Ltd. ADR	3,634	64
*	Cash Converters International Ltd.	317,679	35
*,§	BGP Holdings PLC	15,642,708	—
*,§	DSHE Holdings Ltd.	147,770	—
			1,153,618

27

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
China (0.0%)
*,^,§	China Fishery Group Ltd.	754,600	42

Hong Kong (9.4%)
	AIA Group Ltd.	12,240,512	125,336
	Hong Kong Exchanges & Clearing Ltd.	1,255,964	43,631
	CK Hutchison Holdings Ltd.	2,710,059	28,493
	Link REIT	2,133,298	24,925
	Sun Hung Kai Properties Ltd.	1,440,474	24,860
	CK Asset Holdings Ltd.	2,720,498	21,874
	Hong Kong & China Gas Co. Ltd.	9,059,172	21,627
	Hang Seng Bank Ltd.	735,052	19,313
	CLP Holdings Ltd.	1,666,860	18,918
	BOC Hong Kong Holdings Ltd.	3,640,759	16,319
	Galaxy Entertainment Group Ltd.	2,165,062	16,215
	Jardine Matheson Holdings Ltd.	213,952	14,085
	Sands China Ltd.	2,432,736	13,390
2	WH Group Ltd.	8,479,433	10,033
	China Mengniu Dairy Co. Ltd.	2,709,500	10,010
	New World Development Co. Ltd.	5,802,156	9,613
	Wharf Real Estate Investment Co. Ltd.	1,234,615	9,462
	Power Assets Holdings Ltd.	1,327,207	9,258
	Techtronic Industries Co. Ltd.	1,262,656	9,137
	MTR Corp. Ltd.	1,435,186	8,550
	Hongkong Land Holdings Ltd.	1,185,647	8,278
	Henderson Land Development Co. Ltd.	1,196,355	7,373
	Lenovo Group Ltd.	7,550,000	6,996
	Jardine Strategic Holdings Ltd.	182,951	6,921
	Swire Pacific Ltd. Class A	511,252	6,474
	Wheelock & Co. Ltd.	833,668	5,941
	Sino Land Co. Ltd.	3,210,443	5,647
	CK Infrastructure Holdings Ltd.	627,813	5,091
	Hang Lung Properties Ltd.	2,034,841	4,789
	AAC Technologies Holdings Inc.	701,257	4,556
	Want Want China Holdings Ltd.	5,542,220	4,400
	Swire Properties Ltd.	1,067,235	4,343
	Wynn Macau Ltd.	1,469,629	4,228
	Vitasoy International Holdings Ltd.	802,304	4,040
	Bank of East Asia Ltd.	1,247,132	3,937
2	Samsonite International SA	1,289,897	3,699
	ASM Pacific Technology Ltd.	306,836	3,559
	Wharf Holdings Ltd.	1,226,615	3,525
	Hysan Development Co. Ltd.	620,726	3,479
*,^	Semiconductor Manufacturing International Corp.	3,041,021	3,256
	Tingyi Cayman Islands Holding Corp.	1,889,900	3,112
	NWS Holdings Ltd.	1,419,887	2,953
§	Hopewell Holdings Ltd.	568,460	2,799
	Hang Lung Group Ltd.	887,920	2,648
	Kerry Properties Ltd.	604,590	2,588
	PCCW Ltd.	4,216,715	2,543
	Dairy Farm International Holdings Ltd.	300,401	2,353
	Xinyi Glass Holdings Ltd.	2,044,640	2,339
	Yue Yuen Industrial Holdings Ltd.	719,658	2,325
	SJM Holdings Ltd.	1,869,639	2,261
^	Minth Group Ltd.	700,783	2,216
	Melco International Development Ltd.	801,274	1,969
	NagaCorp Ltd.	1,520,972	1,953
	Sun Art Retail Group Ltd.	2,218,231	1,939
	Xinyi Solar Holdings Ltd.	3,312,001	1,889
*	United Energy Group Ltd.	9,822,000	1,842
	Swire Pacific Ltd. Class B	923,186	1,831
2	BOC Aviation Ltd.	211,025	1,814
	Fortune REIT	1,318,833	1,709
	Champion REIT	1,996,900	1,691

28

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shangri-La Asia Ltd.	1,145,928	1,625
	MGM China Holdings Ltd.	746,536	1,541
	VTech Holdings Ltd.	165,950	1,516
	PRADA SPA	519,704	1,462
	HKBN Ltd.	739,157	1,324
	Great Eagle Holdings Ltd.	276,733	1,304
	Nexteer Automotive Group Ltd.	794,211	1,245
	Luk Fook Holdings International Ltd.	345,406	1,238
	SITC International Holdings Co. Ltd.	1,147,586	1,222
	IGG Inc.	923,628	1,171
	Chow Tai Fook Jewellery Group Ltd.	1,078,418	1,154
	Hongkong & Shanghai Hotels Ltd.	741,500	1,086
	Uni-President China Holdings Ltd.	1,161,038	1,063
	Cathay Pacific Airways Ltd.	603,864	1,017
	Li & Fung Ltd.	6,078,213	1,010
	Kerry Logistics Network Ltd.	556,111	992
*	MMG Ltd.	2,272,286	984
*,^,2	Razer Inc.	3,803,000	981
	First Pacific Co. Ltd.	2,269,939	941
	Shun Tak Holdings Ltd.	1,971,370	878
	Haitong International Securities Group Ltd.	2,413,891	876
	Towngas China Co. Ltd.	1,086,140	864
	Shougang Fushan Resources Group Ltd.	3,537,281	857
	Pacific Basin Shipping Ltd.	4,117,236	846
	Cafe de Coral Holdings Ltd.	338,447	834
	Shui On Land Ltd.	3,382,566	824
	Lifestyle International Holdings Ltd.	468,407	816
	L’Occitane International SA	452,873	814
	Johnson Electric Holdings Ltd.	343,519	809
^	Man Wah Holdings Ltd.	1,555,052	800
	Sunlight REIT	1,068,089	786
	Dah Sing Financial Holdings Ltd.	142,260	747
	K Wah International Holdings Ltd.	1,180,843	741
	Gemdale Properties & Investment Corp. Ltd.	5,291,080	710
	Dah Sing Banking Group Ltd.	359,156	687
	Value Partners Group Ltd.	904,665	682
^	Mega Expo Holdings Ltd.	1,185,000	670
*	COFCO Meat Holdings Ltd.	1,633,007	669
^	Guotai Junan International Holdings Ltd.	3,110,336	628
*	Suncity Group Holdings Ltd.	1,980,000	609
	Road King Infrastructure Ltd.	264,814	601
	Giordano International Ltd.	1,260,590	600
	Television Broadcasts Ltd.	300,247	590
	Mandarin Oriental International Ltd.	303,078	585
	China Travel International Investment Hong Kong Ltd.	2,449,268	566
	CITIC Telecom International Holdings Ltd.	1,316,470	546
	Chinese Estates Holdings Ltd.	520,500	543
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	300,500	529
	Prosperity REIT	1,175,661	505
2	FIT Hon Teng Ltd.	962,000	502
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	491
	Pou Sheng International Holdings Ltd.	2,074,253	487
*,^	FIH Mobile Ltd.	3,210,581	480
	Far East Consortium International Ltd.	1,005,493	476
	Asia Cement China Holdings Corp.	395,000	469
	SUNeVision Holdings Ltd.	543,000	464
*	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	240,000	455
	Huabao International Holdings Ltd.	948,071	445
	Chow Sang Sang Holdings International Ltd.	249,922	415
	SmarTone Telecommunications Holdings Ltd.	396,235	413
*,^	Camsing International Holding Ltd.	384,000	409
	Pacific Textiles Holdings Ltd.	472,697	400
^	SA Sa International Holdings Ltd.	1,144,953	389
*	Agritrade Resources Ltd.	2,365,000	385

29

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Microport Scientific Corp.	404,219	381
*	Esprit Holdings Ltd.	1,862,997	378
*,§	Town Health International Medical Group Ltd.	3,921,659	345
	Dynam Japan Holdings Co. Ltd.	251,944	325
*,^	HC Group Inc.	634,107	324
	Canvest Environmental Protection Group Co. Ltd.	663,675	322
	VSTECS Holdings Ltd.	580,000	318
^,2	IMAX China Holding Inc.	114,175	315
*	Anton Oilfield Services Group	2,142,022	295
	China Harmony New Energy Auto Holding Ltd.	826,615	294
	Singamas Container Holdings Ltd.	1,619,323	287
*	Truly International Holdings Ltd.	1,677,603	283
	Inspur International Ltd.	522,000	282
*	Beijing Sports and Entertainment Industry Group Ltd.	875,000	272
^	United Laboratories International Holdings Ltd.	461,873	270
	Macau Legend Development Ltd.	1,665,954	270
*	Digital Domain Holdings Ltd.	16,888,031	266
2	Regina Miracle International Holdings Ltd.	315,395	252
2	Crystal International Group Ltd.	519,000	252
	Sun Hung Kai & Co. Ltd.	497,182	248
*	NewOcean Energy Holdings Ltd.	893,858	246
	Goodbaby International Holdings Ltd.	866,975	246
	Ju Teng International Holdings Ltd.	818,334	239
	Texwinca Holdings Ltd.	585,037	233
*,§	Convoy Global Holdings Ltd.	10,860,141	231
*,^	GCL New Energy Holdings Ltd.	6,003,422	226
	Nan Hai Corp. Ltd.	11,392,146	225
*	China LNG Group Ltd.	1,674,344	224
*	G-Resources Group Ltd.	22,904,198	219
*	Honghua Group Ltd.	2,559,517	219
	Lee’s Pharmaceutical Holdings Ltd.	236,812	203
	Emperor Capital Group Ltd.	4,205,145	196
	China Goldjoy Group Ltd.	4,915,407	195
*	KuangChi Science Ltd.	2,188,600	184
*	Hong Kong Television Network Ltd.	413,142	183
*,^	Zhaobangji Properties Holdings Ltd.	160,000	163
*	Lifestyle China Group Ltd.	433,899	161
*	We Solutions Ltd.	2,636,000	152
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	149
2	CGN New Energy Holdings Co. Ltd.	962,897	144
*	China Strategic Holdings Ltd.	13,420,800	135
	TPV Technology Ltd.	526,218	122
	Emperor Watch & Jewellery Ltd.	3,974,532	121
*	New Sports Group Ltd.	1,789,397	114
	Parkson Retail Group Ltd.	1,415,650	114
*,^	Panda Green Energy Group Ltd.	2,656,273	112
	EVA Precision Industrial Holdings Ltd.	1,043,049	108
*,^	China Silver Group Ltd.	1,202,976	104
*	New World Department Store China Ltd.	482,000	101
	Henderson Investment Ltd.	1,111,863	99
	Shenwan Hongyuan HK Ltd.	378,136	89
*	Future World Financial Holdings Ltd.	6,797,507	82
	China Baoli Technologies Holdings Ltd.	3,077,500	82
*	Global Brands Group Holding Ltd.	651,775	80
	BOE Varitronix Ltd.	240,699	72
*	Sunshine Oilsands Ltd.	4,781,606	66
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	63
	Chong Hing Bank Ltd.	25,236	48
*	China LotSynergy Holdings Ltd.	6,646,914	41
*	Mei Ah Entertainment Group Ltd.	1,065,022	37
*	Good Resources Holdings Ltd.	637,470	13
*	Sino Oil And Gas Holdings Ltd.	321,509	7
*	Silver Base Group Holdings Ltd.	199,160	6
			662,956

30

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
Japan (57.7%)
Toyota Motor Corp.	2,525,870	156,378
SoftBank Group Corp.	862,385	91,440
Sony Corp.	1,280,439	64,493
Mitsubishi UFJ Financial Group Inc.	12,632,072	62,674
Keyence Corp.	91,233	57,002
Takeda Pharmaceutical Co. Ltd.	1,534,124	56,612
Honda Motor Co. Ltd.	1,762,486	49,179
Sumitomo Mitsui Financial Group Inc.	1,337,588	48,616
KDDI Corp.	1,765,866	40,699
Mizuho Financial Group Inc.	25,693,870	40,127
Central Japan Railway Co.	182,452	39,234
Shin-Etsu Chemical Co. Ltd.	412,150	39,041
Nintendo Co. Ltd.	108,795	37,471
Kao Corp.	481,025	37,134
FANUC Corp.	196,268	36,874
Recruit Holdings Co. Ltd.	1,209,512	36,423
Mitsubishi Corp.	1,301,421	35,851
East Japan Railway Co.	373,245	35,175
Tokio Marine Holdings Inc.	674,824	34,190
Daikin Industries Ltd.	268,373	34,169
Nidec Corp.	236,833	33,829
Daiichi Sankyo Co. Ltd.	641,849	31,736
Hitachi Ltd.	934,428	31,077
Shiseido Co. Ltd.	393,038	30,916
Fast Retailing Co. Ltd.	51,930	30,046
Murata Manufacturing Co. Ltd.	575,979	28,922
Canon Inc.	1,039,011	28,831
Mitsubishi Electric Corp.	1,996,014	28,563
Japan Tobacco Inc.	1,209,269	27,943
Mitsui & Co. Ltd.	1,710,057	27,659
Seven & i Holdings Co. Ltd.	780,049	26,995
Nippon Telegraph & Telephone Corp.	647,843	26,956
Astellas Pharma Inc.	1,944,701	26,339
Hoya Corp.	371,346	26,227
ITOCHU Corp.	1,427,692	25,760
NTT DOCOMO Inc.	1,183,229	25,695
Tokyo Electron Ltd.	157,684	25,030
Bridgestone Corp.	622,228	24,684
SMC Corp.	58,679	24,508
Komatsu Ltd.	925,137	23,897
Mitsui Fudosan Co. Ltd.	954,760	22,114
Oriental Land Co. Ltd.	190,690	21,092
Kyocera Corp.	311,192	20,223
Mitsubishi Estate Co. Ltd.	1,195,859	20,222
Denso Corp.	462,103	20,192
Panasonic Corp.	2,157,435	19,866
Suzuki Motor Corp.	433,247	19,771
Terumo Corp.	652,132	19,680
Softbank Corp.	1,628,281	19,169
Kirin Holdings Co. Ltd.	816,701	18,579
Daiwa House Industry Co. Ltd.	658,070	18,445
ORIX Corp.	1,299,111	18,403
Toshiba Corp.	551,558	18,379
FUJIFILM Holdings Corp.	367,887	17,186
Kubota Corp.	1,127,405	17,165
Asahi Group Holdings Ltd.	385,841	16,824
Shionogi & Co. Ltd.	283,707	16,572
Secom Co. Ltd.	196,297	16,515
Sumitomo Corp.	1,133,901	16,252
Dai-ichi Life Holdings Inc.	1,111,595	16,046
Nissan Motor Co. Ltd.	1,952,430	15,674
JXTG Holdings Inc.	3,217,259	15,653
Eisai Co. Ltd.	267,234	15,561

31

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	MS&AD Insurance Group Holdings Inc.	496,068	15,420
	Subaru Corp.	621,248	15,224
	Otsuka Holdings Co. Ltd.	424,821	15,187
	Japan Post Holdings Co. Ltd.	1,342,620	15,037
	Sumitomo Realty & Development Co. Ltd.	399,720	14,778
	Nippon Steel Corp.	821,316	14,691
	Fujitsu Ltd.	194,682	14,292
	Chugai Pharmaceutical Co. Ltd.	219,446	13,916
	West Japan Railway Co.	185,680	13,810
	Sompo Holdings Inc.	350,520	13,230
	Aeon Co. Ltd.	707,438	13,078
	Sumitomo Mitsui Trust Holdings Inc.	374,436	13,065
	Asahi Kasei Corp.	1,261,916	13,006
	Unicharm Corp.	392,534	12,954
	Olympus Corp.	1,135,920	12,749
	Nomura Holdings Inc.	3,326,014	12,593
	Mitsubishi Heavy Industries Ltd.	289,839	12,079
	Shimano Inc.	79,033	11,617
	Marubeni Corp.	1,586,243	11,366
	Tokyo Gas Co. Ltd.	438,234	11,150
	Sysmex Corp.	191,711	10,985
	MEIJI Holdings Co. Ltd.	135,499	10,681
	TDK Corp.	121,127	10,612
	Toray Industries Inc.	1,538,778	10,530
	Omron Corp.	192,189	10,323
	Chubu Electric Power Co. Inc.	708,502	10,303
	Sumitomo Electric Industries Ltd.	763,203	10,155
	Yaskawa Electric Corp.	264,020	9,829
	Sekisui House Ltd.	587,725	9,476
	Bandai Namco Holdings Inc.	197,543	9,470
	Daito Trust Construction Co. Ltd.	70,522	9,443
	Resona Holdings Inc.	2,210,424	9,384
	Taisei Corp.	211,290	9,297
	Mitsubishi Chemical Holdings Corp.	1,291,246	9,206
	Toyota Industries Corp.	160,972	9,124
	Dentsu Inc.	222,673	9,112
	Inpex Corp.	925,632	9,005
	Makita Corp.	246,415	8,990
	JFE Holdings Inc.	520,604	8,958
	Nitori Holdings Co. Ltd.	74,837	8,928
	Rakuten Inc.	797,365	8,921
*	Tokyo Electric Power Co. Holdings Inc.	1,579,207	8,920
	Japan Exchange Group Inc.	544,284	8,888
	Kansai Electric Power Co. Inc.	733,516	8,874
	Kikkoman Corp.	184,899	8,610
	NEC Corp.	253,959	8,577
	Nitto Denko Corp.	157,147	8,497
	Yamaha Corp.	163,361	8,482
	Yakult Honsha Co. Ltd.	123,937	8,462
	Hankyu Hanshin Holdings Inc.	225,835	8,443
	Ono Pharmaceutical Co. Ltd.	446,901	8,395
	Pan Pacific International Holdings Corp.	128,552	8,284
	Tokyu Corp.	499,501	8,155
	Kintetsu Group Holdings Co. Ltd.	181,754	8,079
	Ajinomoto Co. Inc.	495,134	8,011
	Obic Co. Ltd.	67,488	7,835
	Yamato Holdings Co. Ltd.	359,500	7,810
	Sumitomo Chemical Co. Ltd.	1,526,530	7,616
	Sumitomo Metal Mining Co. Ltd.	238,463	7,501
	Toyota Tsusho Corp.	225,807	7,500
	MINEBEA MITSUMI Inc.	419,499	7,482
	Isuzu Motors Ltd.	515,354	7,423
	NTT Data Corp.	635,957	7,416
	Osaka Gas Co. Ltd.	399,765	7,395

32

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	MISUMI Group Inc.	278,911	7,283
	Daiwa Securities Group Inc.	1,563,476	7,278
	Odakyu Electric Railway Co. Ltd.	308,956	7,277
	M3 Inc.	406,488	7,256
	Shimadzu Corp.	270,440	7,254
	Dai Nippon Printing Co. Ltd.	298,380	7,083
	Idemitsu Kosan Co. Ltd.	217,722	7,074
	Keio Corp.	116,625	7,042
	Ricoh Co. Ltd.	688,804	6,969
	Koito Manufacturing Co. Ltd.	116,021	6,947
	Mazda Motor Corp.	578,132	6,842
	Kajima Corp.	460,842	6,840
	Obayashi Corp.	685,729	6,741
	Aisin Seiki Co. Ltd.	174,152	6,737
	Rohm Co. Ltd.	88,519	6,527
	AGC Inc.	186,524	6,364
	Yahoo Japan Corp.	2,372,888	6,334
	TOTO Ltd.	146,866	6,225
	Nissan Chemical Corp.	139,342	6,208
	FamilyMart UNY Holdings Co. Ltd.	232,532	6,201
	T&D Holdings Inc.	564,155	6,110
	Nisshin Seifun Group Inc.	259,205	6,044
	Daifuku Co. Ltd.	98,164	6,039
	Nippon Paint Holdings Co. Ltd.	156,679	5,967
	Trend Micro Inc.	118,422	5,920
	Nexon Co. Ltd.	414,314	5,898
	Tobu Railway Co. Ltd.	207,699	5,881
	Yamaha Motor Co. Ltd.	281,544	5,806
	Sekisui Chemical Co. Ltd.	358,360	5,753
	SG Holdings Co. Ltd.	214,700	5,749
	Suntory Beverage & Food Ltd.	127,314	5,630
	Santen Pharmaceutical Co. Ltd.	366,207	5,594
	Advantest Corp.	196,649	5,577
	Tohoku Electric Power Co. Inc.	478,240	5,475
	Kose Corp.	29,066	5,445
	Oji Holdings Corp.	883,209	5,300
	Kyushu Railway Co.	161,870	5,274
	Hamamatsu Photonics KK	129,239	5,260
	Lion Corp.	255,421	5,258
	Nagoya Railroad Co. Ltd.	189,150	5,127
	Yokogawa Electric Corp.	243,364	5,096
	Asahi Intecc Co. Ltd.	99,976	5,065
	Nomura Research Institute Ltd.	102,913	5,037
	Kobayashi Pharmaceutical Co. Ltd.	62,214	4,962
	Keisei Electric Railway Co. Ltd.	141,252	4,955
	Showa Denko KK	144,959	4,949
	Nikon Corp.	354,004	4,937
	Shimizu Corp.	572,548	4,904
	Kyowa Hakko Kirin Co. Ltd.	251,502	4,893
	Alfresa Holdings Corp.	175,000	4,883
	SBI Holdings Inc.	226,572	4,858
	Disco Corp.	27,871	4,823
	Toho Co. Ltd.	114,799	4,821
	Brother Industries Ltd.	240,957	4,758
	Kuraray Co. Ltd.	353,767	4,753
*	PeptiDream Inc.	86,230	4,671
	Pigeon Corp.	108,495	4,645
	NSK Ltd.	446,210	4,638
	Nissin Foods Holdings Co. Ltd.	69,625	4,608
	Tosoh Corp.	284,673	4,590
	Japan Post Bank Co. Ltd.	415,503	4,575
	Concordia Financial Group Ltd.	1,170,333	4,569
	Kyushu Electric Power Co. Inc.	471,278	4,564
	Konica Minolta Inc.	452,641	4,545

33

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ryohin Keikaku Co. Ltd.	23,690	4,519
	Alps Alpine Co. Ltd.	213,520	4,516
	Fuji Electric Co. Ltd.	127,200	4,509
	Seiko Epson Corp.	279,013	4,475
	Suzuken Co. Ltd.	76,993	4,439
	Sojitz Corp.	1,276,065	4,393
	Konami Holdings Corp.	95,306	4,340
	Mitsui Chemicals Inc.	175,588	4,316
	Marui Group Co. Ltd.	211,458	4,301
	Toppan Printing Co. Ltd.	264,415	4,292
	Keikyu Corp.	248,304	4,242
	Keihan Holdings Co. Ltd.	99,043	4,218
	NH Foods Ltd.	103,560	4,174
	Hikari Tsushin Inc.	22,495	4,171
	USS Co. Ltd.	217,057	4,167
	Otsuka Corp.	104,874	4,125
	Stanley Electric Co. Ltd.	148,449	4,025
	Sumitomo Heavy Industries Ltd.	112,903	4,015
	Hakuhodo DY Holdings Inc.	237,343	4,013
	NGK Insulators Ltd.	270,005	4,011
	Japan Post Insurance Co. Ltd.	198,076	4,008
	Nippon Express Co. Ltd.	72,851	4,006
	Hirose Electric Co. Ltd.	34,511	4,000
	Shizuoka Bank Ltd.	519,699	3,993
	Taisho Pharmaceutical Holdings Co. Ltd.	43,110	3,988
	ANA Holdings Inc.	113,068	3,957
	Taiheiyo Cement Corp.	121,336	3,913
	NGK Spark Plug Co. Ltd.	200,587	3,911
	Japan Airlines Co. Ltd.	118,440	3,863
	Electric Power Development Co. Ltd.	166,108	3,861
	CyberAgent Inc.	96,253	3,858
	Fukuoka Financial Group Inc.	163,526	3,817
*	Renesas Electronics Corp.	706,569	3,784
	Toho Gas Co. Ltd.	91,282	3,764
	Kansai Paint Co. Ltd.	197,286	3,762
	TIS Inc.	81,725	3,729
	Nihon M&A Center Inc.	129,712	3,701
	Sumitomo Dainippon Pharma Co. Ltd.	167,162	3,693
	Nabtesco Corp.	119,821	3,674
	Amada Holdings Co. Ltd.	327,069	3,666
	Sony Financial Holdings Inc.	174,710	3,592
	Mitsubishi Motors Corp.	639,291	3,590
	Nippon Shinyaku Co. Ltd.	51,560	3,560
	MediPal Holdings Corp.	157,451	3,540
	Coca-Cola Bottlers Japan Holdings Inc.	142,799	3,526
	Seibu Holdings Inc.	216,004	3,516
^	Yamada Denki Co. Ltd.	739,673	3,506
	LIXIL Group Corp.	267,302	3,492
	Isetan Mitsukoshi Holdings Ltd.	364,613	3,476
	Kawasaki Heavy Industries Ltd.	148,155	3,461
	Tokyu Fudosan Holdings Corp.	612,719	3,457
	Chugoku Electric Power Co. Inc.	289,467	3,456
	Toyo Suisan Kaisha Ltd.	90,175	3,443
	Haseko Corp.	284,091	3,436
	Hoshizaki Corp.	52,556	3,407
	Chiba Bank Ltd.	634,966	3,335
	Azbil Corp.	137,196	3,302
	Daicel Corp.	292,279	3,279
	Mitsubishi Materials Corp.	125,268	3,258
	Persol Holdings Co. Ltd.	170,811	3,220
	Teijin Ltd.	186,206	3,203
	GMO Payment Gateway Inc.	40,092	3,197
	Bank of Kyoto Ltd.	73,035	3,165
	IHI Corp.	132,465	3,162

34

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Skylark Holdings Co. Ltd.	190,608	3,140
	ZOZO Inc.	176,468	3,135
	JGC Corp.	216,314	3,117
	SUMCO Corp.	235,952	3,113
	Toyo Seikan Group Holdings Ltd.	155,031	3,109
	Hulic Co. Ltd.	359,938	3,105
	Taiyo Yuden Co. Ltd.	127,481	3,105
	Hisamitsu Pharmaceutical Co. Inc.	72,903	3,101
	Tsuruha Holdings Inc.	36,331	3,096
	COMSYS Holdings Corp.	117,291	3,086
	Ebara Corp.	100,230	3,085
	J Front Retailing Co. Ltd.	247,938	3,030
	Nankai Electric Railway Co. Ltd.	110,390	3,012
	Sohgo Security Services Co. Ltd.	67,289	3,007
	THK Co. Ltd.	113,499	3,001
	House Foods Group Inc.	74,254	2,996
	JTEKT Corp.	230,810	2,977
	Hitachi Construction Machinery Co. Ltd.	108,837	2,923
	JSR Corp.	189,868	2,897
	Goldwin Inc.	18,016	2,881
	Aozora Bank Ltd.	117,221	2,864
	Relo Group Inc.	104,816	2,863
	Mitsui OSK Lines Ltd.	112,365	2,860
	Mitsubishi Tanabe Pharma Corp.	226,102	2,846
	Kyowa Exeo Corp.	103,884	2,841
	Ito En Ltd.	56,934	2,841
	Mitsubishi Gas Chemical Co. Inc.	189,190	2,840
	Kurita Water Industries Ltd.	109,064	2,839
	Hitachi High-Technologies Corp.	63,481	2,829
	Kakaku.com Inc.	135,469	2,791
	Nippon Yusen KK	162,559	2,778
	Ezaki Glico Co. Ltd.	52,158	2,753
	Rohto Pharmaceutical Co. Ltd.	97,247	2,736
	MonotaRO Co. Ltd.	118,558	2,730
	Casio Computer Co. Ltd.	216,660	2,729
	Square Enix Holdings Co. Ltd.	78,254	2,708
	Denka Co. Ltd.	89,571	2,705
	Hitachi Chemical Co. Ltd.	100,403	2,678
	Mebuki Financial Group Inc.	1,034,270	2,637
	Sega Sammy Holdings Inc.	201,967	2,558
	Miura Co. Ltd.	99,343	2,543
	Matsumotokiyoshi Holdings Co. Ltd.	76,734	2,541
	Hino Motors Ltd.	267,956	2,540
	Nichirei Corp.	109,501	2,537
	Nomura Real Estate Holdings Inc.	118,720	2,525
	Kewpie Corp.	108,974	2,524
	Nifco Inc.	88,010	2,484
	Rinnai Corp.	36,736	2,478
	NOF Corp.	68,836	2,454
	Kamigumi Co. Ltd.	102,629	2,452
	Itochu Techno-Solutions Corp.	98,814	2,428
	Iida Group Holdings Co. Ltd.	143,238	2,427
^	Anritsu Corp.	139,053	2,419
	DIC Corp.	81,919	2,406
	Sanwa Holdings Corp.	199,274	2,400
	Sankyu Inc.	49,868	2,392
	Taiyo Nippon Sanso Corp.	142,932	2,381
	AEON Financial Service Co. Ltd.	114,531	2,378
	Pola Orbis Holdings Inc.	75,252	2,375
	Tokyo Tatemono Co. Ltd.	209,939	2,370
	Park24 Co. Ltd.	112,412	2,365
	Horiba Ltd.	38,920	2,357
	Kobe Steel Ltd.	305,206	2,337
	Air Water Inc.	152,169	2,321

35

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hitachi Metals Ltd.	198,686	2,297
	Lawson Inc.	49,071	2,291
^	Tokai Carbon Co. Ltd.	195,986	2,268
	Nippon Electric Glass Co. Ltd.	82,264	2,261
	Sumitomo Rubber Industries Ltd.	183,745	2,259
	Kaneka Corp.	57,830	2,233
	Oracle Corp. Japan	32,517	2,230
	Asics Corp.	180,905	2,229
	Mitsubishi UFJ Lease & Finance Co. Ltd.	435,319	2,220
	Nippon Shokubai Co. Ltd.	31,852	2,216
	Ube Industries Ltd.	103,400	2,212
	Ain Holdings Inc.	27,807	2,212
	TechnoPro Holdings Inc.	36,541	2,199
	Sotetsu Holdings Inc.	79,338	2,198
	Kagome Co. Ltd.	79,734	2,178
	Nihon Kohden Corp.	74,451	2,174
	Tokyo Century Corp.	46,483	2,150
	NET One Systems Co. Ltd.	82,712	2,148
	Shinsei Bank Ltd.	153,973	2,147
	Kinden Corp.	133,121	2,139
	Calbee Inc.	77,050	2,134
	Sawai Pharmaceutical Co. Ltd.	39,448	2,120
	Seino Holdings Co. Ltd.	155,510	2,117
	Takara Holdings Inc.	177,579	2,074
	Capcom Co. Ltd.	91,368	2,062
	Credit Saison Co. Ltd.	159,125	2,036
	Fancl Corp.	68,468	2,031
	Daiichikosho Co. Ltd.	41,307	2,024
	Ibiden Co. Ltd.	112,379	2,016
	Tsumura & Co.	65,565	2,016
	Sankyo Co. Ltd.	50,978	2,013
	Zensho Holdings Co. Ltd.	89,170	2,010
	Welcia Holdings Co. Ltd.	50,182	1,978
	Nippon Kayaku Co. Ltd.	167,118	1,964
	Yokohama Rubber Co. Ltd.	104,112	1,962
	SCSK Corp.	41,105	1,953
	Benesse Holdings Inc.	70,318	1,944
	Japan Airport Terminal Co. Ltd.	45,783	1,936
	Mabuchi Motor Co. Ltd.	51,461	1,909
	Nippon Paper Industries Co. Ltd.	95,909	1,901
	Yamazaki Baking Co. Ltd.	126,741	1,888
	SCREEN Holdings Co. Ltd.	38,917	1,869
	Hachijuni Bank Ltd.	464,106	1,868
	Rengo Co. Ltd.	211,426	1,865
	Mitsubishi Logistics Corp.	68,800	1,841
	Sumitomo Forestry Co. Ltd.	133,486	1,836
	Aeon Mall Co. Ltd.	119,001	1,827
	Amano Corp.	69,580	1,818
	Nishi-Nippon Railroad Co. Ltd.	77,147	1,817
	Nippon Suisan Kaisha Ltd.	258,875	1,816
	NOK Corp.	111,729	1,795
	Sugi Holdings Co. Ltd.	35,431	1,792
	Seven Bank Ltd.	658,672	1,792
	Aica Kogyo Co. Ltd.	51,555	1,789
	Zenkoku Hosho Co. Ltd.	50,865	1,786
	OKUMA Corp.	30,040	1,770
	PALTAC Corp.	31,752	1,754
	Sundrug Co. Ltd.	65,093	1,745
	Izumi Co. Ltd.	39,615	1,730
*,^	LINE Corp.	51,510	1,726
	Lasertec Corp.	37,923	1,723
	Yamaguchi Financial Group Inc.	231,604	1,714
^	Takashimaya Co. Ltd.	152,357	1,713
	Sharp Corp.	153,415	1,711

36

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	DeNA Co. Ltd.	109,335	1,707
	Morinaga & Co. Ltd.	40,710	1,700
	Gunma Bank Ltd.	428,172	1,698
	Nagase & Co. Ltd.	110,685	1,691
	Maruichi Steel Tube Ltd.	61,127	1,690
	Tokuyama Corp.	67,282	1,672
	Chugoku Bank Ltd.	172,601	1,671
	K’s Holdings Corp.	184,560	1,646
	Nihon Unisys Ltd.	64,099	1,643
	Ship Healthcare Holdings Inc.	39,805	1,638
	Shimamura Co. Ltd.	21,951	1,637
	ABC-Mart Inc.	26,066	1,620
	Furukawa Electric Co. Ltd.	61,073	1,612
	Bic Camera Inc.	149,893	1,608
	Hiroshima Bank Ltd.	295,626	1,595
	Ulvac Inc.	47,275	1,593
	SHO-BOND Holdings Co. Ltd.	22,993	1,580
	GS Yuasa Corp.	77,638	1,560
	Shikoku Electric Power Co. Inc.	153,725	1,554
	Toyoda Gosei Co. Ltd.	74,559	1,552
	OSG Corp.	76,897	1,548
	Kyushu Financial Group Inc.	381,591	1,540
	Iyo Bank Ltd.	274,025	1,524
	Infomart Corp.	104,716	1,524
	Citizen Watch Co. Ltd.	266,981	1,505
	TS Tech Co. Ltd.	49,961	1,500
	Sumitomo Osaka Cement Co. Ltd.	36,626	1,493
	Nipro Corp.	119,048	1,479
	ADEKA Corp.	98,138	1,474
	Toda Corp.	237,620	1,470
	NHK Spring Co. Ltd.	162,241	1,461
	Fuji Oil Holdings Inc.	45,390	1,458
	Kaken Pharmaceutical Co. Ltd.	33,939	1,454
	Fuji Seal International Inc.	41,503	1,451
	NTN Corp.	437,717	1,445
	Dowa Holdings Co. Ltd.	44,229	1,442
	Zeon Corp.	146,214	1,436
	Mitsui Mining & Smelting Co. Ltd.	54,945	1,429
	Ushio Inc.	117,537	1,429
	Daido Steel Co. Ltd.	34,745	1,418
	Wacoal Holdings Corp.	57,167	1,412
	DMG Mori Co. Ltd.	97,524	1,406
	Cosmos Pharmaceutical Corp.	8,759	1,400
	Hokuhoku Financial Group Inc.	126,605	1,396
	FP Corp.	22,893	1,395
	Cosmo Energy Holdings Co. Ltd.	67,201	1,388
	Glory Ltd.	54,243	1,370
	Outsourcing Inc.	102,930	1,353
	Maeda Corp.	135,477	1,349
	Toagosei Co. Ltd.	123,414	1,347
	Acom Co. Ltd.	383,226	1,347
^	Sanrio Co. Ltd.	58,376	1,334
	Hazama Ando Corp.	195,959	1,318
	Topcon Corp.	108,414	1,317
	Miraca Holdings Inc.	51,242	1,313
	Nippon Light Metal Holdings Co. Ltd.	591,746	1,308
	Morinaga Milk Industry Co. Ltd.	39,413	1,305
	Nisshinbo Holdings Inc.	145,311	1,297
	Penta-Ocean Construction Co. Ltd.	281,475	1,291
	Sapporo Holdings Ltd.	62,808	1,288
	Nishi-Nippon Financial Holdings Inc.	155,142	1,284
	Kansai Mirai Financial Group Inc.	183,432	1,282
*	Hokuriku Electric Power Co.	170,642	1,269
	Nihon Parkerizing Co. Ltd.	97,151	1,268

37

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Benefit One Inc.	60,520	1,266
	Daishi Hokuetsu Financial Group Inc.	42,948	1,264
	Sumitomo Bakelite Co. Ltd.	32,050	1,251
	Fukuyama Transporting Co. Ltd.	32,445	1,250
	Tsubakimoto Chain Co.	33,444	1,247
	Iwatani Corp.	39,711	1,245
*,^	Kawasaki Kisen Kaisha Ltd.	85,014	1,236
	Nikkon Holdings Co. Ltd.	52,053	1,228
	Kyoritsu Maintenance Co. Ltd.	23,788	1,222
	Shiga Bank Ltd.	50,764	1,215
	Japan Steel Works Ltd.	62,381	1,206
	Tokyo Ohka Kogyo Co. Ltd.	37,516	1,201
	Mochida Pharmaceutical Co. Ltd.	25,680	1,193
	Sushiro Global Holdings Ltd.	18,217	1,193
	Tadano Ltd.	112,466	1,190
	Toyo Tire Corp.	101,330	1,185
	Mani Inc.	20,505	1,185
^	Toho Holdings Co. Ltd.	50,560	1,185
	Hitachi Transport System Ltd.	42,599	1,181
	Meitec Corp.	25,381	1,181
	Okumura Corp.	36,485	1,180
	Shochiku Co. Ltd.	9,756	1,174
	Fuji Corp.	77,536	1,172
	Maeda Road Construction Co. Ltd.	58,329	1,157
	Nishimatsu Construction Co. Ltd.	53,241	1,155
	Toyobo Co. Ltd.	88,092	1,149
	Colowide Co. Ltd.	57,037	1,146
	Kureha Corp.	19,126	1,145
	Fujikura Ltd.	277,322	1,144
	Jafco Co. Ltd.	30,155	1,142
	GungHo Online Entertainment Inc.	363,350	1,134
	Kyudenko Corp.	39,318	1,122
	Maruha Nichiro Corp.	35,232	1,120
	Nomura Co. Ltd.	39,520	1,105
	H2O Retailing Corp.	86,300	1,099
	Autobacs Seven Co. Ltd.	62,714	1,094
	Open House Co. Ltd.	29,762	1,093
	Kusuri no Aoki Holdings Co. Ltd.	15,426	1,089
	Kokuyo Co. Ltd.	85,807	1,088
	Mirait Holdings Corp.	73,938	1,088
	Sangetsu Corp.	58,005	1,087
	Tokyo Seimitsu Co. Ltd.	37,421	1,087
	Kenedix Inc.	227,208	1,082
	Daiseki Co. Ltd.	39,020	1,072
	Nippo Corp.	52,163	1,061
	Lintec Corp.	48,967	1,058
	Duskin Co. Ltd.	42,795	1,056
	Nichias Corp.	54,439	1,052
	Ariake Japan Co. Ltd.	17,917	1,047
	KH Neochem Co. Ltd.	35,837	1,047
	Inaba Denki Sangyo Co. Ltd.	25,680	1,046
	San-In Godo Bank Ltd.	157,198	1,042
^	Koei Tecmo Holdings Co. Ltd.	56,787	1,036
	Justsystems Corp.	36,042	1,034
	Nippon Gas Co. Ltd.	39,217	1,032
	77 Bank Ltd.	71,770	1,030
^	Japan Lifeline Co. Ltd.	64,908	1,029
	Heiwa Corp.	51,656	1,029
	Pilot Corp.	24,884	1,029
	Tomy Co. Ltd.	95,886	1,028
	Hokkaido Electric Power Co. Inc.	182,870	1,026
	Kumagai Gumi Co. Ltd.	34,937	1,025
	Shimachu Co. Ltd.	42,388	1,025
	Takasago Thermal Engineering Co. Ltd.	64,398	1,021

38

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hanwa Co. Ltd.	35,429	1,021
	Takara Bio Inc.	46,386	1,021
	en-japan Inc.	31,300	1,019
	Yaoko Co. Ltd.	21,301	1,014
	Shima Seiki Manufacturing Ltd.	30,068	1,012
	HIS Co. Ltd.	31,648	1,011
	Aoyama Trading Co. Ltd.	45,882	1,008
	SMS Co. Ltd.	51,868	1,007
	Iriso Electronics Co. Ltd.	19,307	1,005
	Paramount Bed Holdings Co. Ltd.	21,211	997
	Milbon Co. Ltd.	19,314	989
	Sakata Seed Corp.	31,050	988
	Sumitomo Mitsui Construction Co. Ltd.	151,132	986
	Yamato Kogyo Co. Ltd.	35,254	979
	Digital Garage Inc.	33,448	977
	Central Glass Co. Ltd.	41,616	973
	Trusco Nakayama Corp.	38,418	971
^	Yoshinoya Holdings Co. Ltd.	64,002	970
	Valor Holdings Co. Ltd.	39,725	969
	Shinmaywa Industries Ltd.	77,929	962
	Canon Marketing Japan Inc.	44,189	959
	Matsui Securities Co. Ltd.	107,423	958
	Daiwabo Holdings Co. Ltd.	18,716	958
	Hitachi Capital Corp.	41,102	957
	GMO internet Inc.	61,512	955
	Fuyo General Lease Co. Ltd.	19,111	955
	As One Corp.	11,842	948
	Oki Electric Industry Co. Ltd.	80,210	940
	TOKAI Holdings Corp.	111,475	931
	Kanematsu Corp.	83,614	928
	Mandom Corp.	35,727	925
	Ogaki Kyoritsu Bank Ltd.	40,919	925
	Nachi-Fujikoshi Corp.	18,513	919
^	Mitsubishi Pencil Co. Ltd.	44,592	918
	Toyo Ink SC Holdings Co. Ltd.	38,022	911
	Fujitec Co. Ltd.	74,140	911
	NSD Co. Ltd.	36,726	910
	Fuji Kyuko Co. Ltd.	23,893	906
	Kandenko Co. Ltd.	107,214	904
	Resorttrust Inc.	64,394	901
	Tokyo Dome Corp.	89,967	894
	Megmilk Snow Brand Co. Ltd.	40,206	891
	Toyota Boshoku Corp.	60,226	890
	Awa Bank Ltd.	35,323	889
	Makino Milling Machine Co. Ltd.	20,813	883
	NS Solutions Corp.	32,748	880
	Takuma Co. Ltd.	72,952	880
	Round One Corp.	64,701	872
	Nippon Flour Mills Co. Ltd.	51,563	871
	Fuji Soft Inc.	21,903	866
	Tokai Rika Co. Ltd.	49,870	866
	DCM Holdings Co. Ltd.	87,362	866
	Tokyo Steel Manufacturing Co. Ltd.	100,549	861
	Systena Corp.	71,080	856
	Toei Co. Ltd.	6,568	853
	JINS Inc.	15,830	848
	Okamura Corp.	83,823	846
	Daio Paper Corp.	72,766	842
	Senko Group Holdings Co. Ltd.	104,710	842
	Kiyo Bank Ltd.	61,700	841
	Japan Material Co. Ltd.	56,236	840
	Taikisha Ltd.	27,667	836
	United Arrows Ltd.	26,378	833
^	Katitas Co. Ltd.	25,000	833

39

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Topre Corp.	44,312	831
^	Descente Ltd.	38,588	817
	Jeol Ltd.	40,324	817
	Totetsu Kogyo Co. Ltd.	27,570	810
	Digital Arts Inc.	9,356	808
	Itoham Yonekyu Holdings Inc.	129,136	808
	Kotobuki Spirits Co. Ltd.	17,913	805
	Okamoto Industries Inc.	15,531	804
	Fujitsu General Ltd.	53,640	783
	cocokara fine Inc.	19,615	781
	Nichiha Corp.	28,268	778
	Funai Soken Holdings Inc.	29,556	767
*,^	Suruga Bank Ltd.	172,283	763
	EDION Corp.	89,957	763
	Pacific Industrial Co. Ltd.	46,492	762
	Hokkoku Bank Ltd.	24,584	759
	Noevir Holdings Co. Ltd.	14,427	758
	San-A Co. Ltd.	19,316	758
	Nippon Sheet Glass Co. Ltd.	91,482	757
	Tsubaki Nakashima Co. Ltd.	40,102	749
	Nippon Seiki Co. Ltd.	44,991	747
	JCR Pharmaceuticals Co. Ltd.	13,233	747
	Kissei Pharmaceutical Co. Ltd.	30,052	746
	Nikkiso Co. Ltd.	60,120	745
	Hokuetsu Corp.	136,356	744
	Nippon Densetsu Kogyo Co. Ltd.	34,138	736
^	Atom Corp.	85,051	736
	DTS Corp.	20,706	733
	Kato Sangyo Co. Ltd.	22,399	731
	kabu.com Securities Co. Ltd.	145,229	730
	Joyful Honda Co. Ltd.	62,514	727
	Tokai Tokyo Financial Holdings Inc.	217,834	724
	IBJ Leasing Co. Ltd.	30,766	724
*	Mitsui E&S Holdings Co. Ltd.	73,157	723
	Arcs Co. Ltd.	35,641	723
	Japan Petroleum Exploration Co. Ltd.	33,137	719
	ZERIA Pharmaceutical Co. Ltd.	40,405	716
	KYORIN Holdings Inc.	38,087	716
	Okinawa Electric Power Co. Inc.	43,295	715
	Eizo Corp.	18,610	715
	Nippon Soda Co. Ltd.	25,872	715
	Kumiai Chemical Industry Co. Ltd.	97,337	715
	Seiren Co. Ltd.	47,482	711
	Nippon Television Holdings Inc.	48,562	711
	Takara Standard Co. Ltd.	46,681	711
	Keihin Corp.	43,099	710
*	Aiful Corp.	301,642	708
	Maxell Holdings Ltd.	46,202	703
	Keiyo Bank Ltd.	113,653	703
	Kanamoto Co. Ltd.	29,575	702
	Toshiba Plant Systems & Services Corp.	39,031	701
	Tokyo Broadcasting System Holdings Inc.	36,837	701
	Adastria Co. Ltd.	28,472	700
	Showa Sangyo Co. Ltd.	25,886	700
	Gunze Ltd.	16,422	699
	Asahi Holdings Inc.	35,858	698
	Ohsho Food Service Corp.	10,650	694
	Toshiba TEC Corp.	25,087	693
	Musashi Seimitsu Industry Co. Ltd.	44,404	693
	Zenrin Co. Ltd.	31,595	690
	Nisshin Oillio Group Ltd.	24,090	689
	Ichigo Inc.	212,243	686
	FCC Co. Ltd.	33,038	684
	Elecom Co. Ltd.	20,311	682

40

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Juroku Bank Ltd.	33,337	681
	Showa Corp.	45,972	675
	Hogy Medical Co. Ltd.	20,596	674
	Japan Aviation Electronics Industry Ltd.	41,591	673
	North Pacific Bank Ltd.	272,893	669
	Sumitomo Warehouse Co. Ltd.	52,136	669
	Macnica Fuji Electronics Holdings Inc.	45,659	661
	Menicon Co. Ltd.	22,792	658
	Starts Corp. Inc.	29,360	654
	Earth Corp.	14,239	653
	Japan Elevator Service Holdings Co. Ltd.	32,000	653
	Yamazen Corp.	61,992	652
	Exedy Corp.	28,363	650
	Taiyo Holdings Co. Ltd.	18,420	649
	Bank of Okinawa Ltd.	20,680	643
	Senshu Ikeda Holdings Inc.	258,764	643
	Seiko Holdings Corp.	28,293	642
	Hyakugo Bank Ltd.	198,238	641
	Kitz Corp.	83,288	637
	Ichibanya Co. Ltd.	15,524	636
	Royal Holdings Co. Ltd.	25,979	636
	Takeuchi Manufacturing Co. Ltd.	33,441	634
	Heiwa Real Estate Co. Ltd.	32,835	633
	S Foods Inc.	18,236	632
^	Towa Pharmaceutical Co. Ltd.	25,680	632
	Saizeriya Co. Ltd.	28,081	632
	Morita Holdings Corp.	37,116	630
	Nippon Steel Trading Corp.	15,035	629
	Fuji Media Holdings Inc.	46,684	628
	Ryosan Co. Ltd.	23,278	628
	Transcosmos Inc.	28,577	626
	Futaba Corp.	38,435	625
	MOS Food Services Inc.	26,586	624
	Nichicon Corp.	63,014	615
	Unipres Corp.	39,720	614
	Nissan Shatai Co. Ltd.	66,710	614
	Nagaileben Co. Ltd.	27,183	612
	Bank of Nagoya Ltd.	18,818	610
	Prestige International Inc.	42,303	607
	Ai Holdings Corp.	37,136	607
	Shibuya Corp.	19,504	606
	Meidensha Corp.	42,415	605
	Koshidaka Holdings Co. Ltd.	43,068	604
	EPS Holdings Inc.	33,649	603
	CKD Corp.	51,845	603
	Daihen Corp.	21,507	602
	Idec Corp.	29,479	602
^	Orient Corp.	569,845	601
	Noritake Co. Ltd.	12,240	597
	Anicom Holdings Inc.	19,134	594
	Kameda Seika Co. Ltd.	12,638	594
	Nitta Corp.	18,011	593
	OBIC Business Consultants Co. Ltd.	14,732	592
^	UACJ Corp.	29,269	592
	Sato Holdings Corp.	24,293	591
	Aeon Delight Co. Ltd.	17,514	590
^	Create Restaurants Holdings Inc.	49,088	589
	V Technology Co. Ltd.	4,379	589
	Internet Initiative Japan Inc.	28,973	588
	BML Inc.	20,803	588
	Wacom Co. Ltd.	144,631	585
	Musashino Bank Ltd.	30,051	584
	Onward Holdings Co. Ltd.	104,959	579
	Heiwado Co. Ltd.	31,262	576

41

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Nanto Bank Ltd.	30,721	576
	Komori Corp.	49,787	576
	Shoei Co. Ltd.	13,200	574
	TOMONY Holdings Inc.	157,508	573
	Nippon Signal Company Ltd.	61,421	571
	Raito Kogyo Co. Ltd.	43,988	568
	Ryobi Ltd.	24,877	568
	Hamakyorex Co. Ltd.	15,329	567
	Prima Meat Packers Ltd.	30,865	567
	Max Co. Ltd.	36,918	566
	Chudenko Corp.	27,582	565
	Nichi-iko Pharmaceutical Co. Ltd.	47,005	563
	TPR Co. Ltd.	28,572	563
	Sekisui Jushi Corp.	28,971	561
	Kadokawa Dwango Corp.	44,444	561
^	Modec Inc.	18,209	560
	Komeri Co. Ltd.	26,470	559
	Eiken Chemical Co. Ltd.	31,056	559
	Okasan Securities Group Inc.	151,756	556
	Yodogawa Steel Works Ltd.	29,070	555
	Inabata & Co. Ltd.	40,298	554
	Kohnan Shoji Co. Ltd.	24,977	553
	Unizo Holdings Co. Ltd.	31,092	551
	Nissin Kogyo Co. Ltd.	41,123	548
	Aomori Bank Ltd.	20,910	547
	Nippon Ceramic Co. Ltd.	19,210	547
	Hirata Corp.	7,915	546
^	Monex Group Inc.	178,218	543
	Daikyonishikawa Corp.	53,745	542
	Kisoji Co. Ltd.	23,200	542
	KOMEDA Holdings Co. Ltd.	29,458	540
	Shinko Electric Industries Co. Ltd.	61,093	539
	Nojima Corp.	31,150	536
	Yamagata Bank Ltd.	33,058	533
*	KYB Corp.	19,627	533
	Nitto Boseki Co. Ltd.	25,469	531
	TKC Corp.	13,532	530
	Sanken Electric Co. Ltd.	24,496	527
	Hyakujushi Bank Ltd.	25,178	525
	Sanyo Chemical Industries Ltd.	10,352	524
	Toridoll Holdings Corp.	23,300	522
	TSI Holdings Co. Ltd.	83,884	522
	Optex Group Co. Ltd.	31,068	520
	Chugoku Marine Paints Ltd.	54,936	520
	Computer Engineering & Consulting Ltd.	26,028	515
	ASKUL Corp.	19,105	514
	Tokyu Construction Co. Ltd.	71,380	513
	Financial Products Group Co. Ltd.	59,518	512
	SKY Perfect JSAT Holdings Inc.	127,830	511
	Bank of Iwate Ltd.	17,724	510
	Hitachi Zosen Corp.	164,434	510
	Siix Corp.	31,736	509
	NichiiGakkan Co. Ltd.	41,320	507
	Nitto Kogyo Corp.	25,777	506
	Saibu Gas Co. Ltd.	23,992	505
	United Super Markets Holdings Inc.	55,835	505
	NEC Networks & System Integration Corp.	20,895	503
	Kintetsu World Express Inc.	33,235	503
	Sintokogio Ltd.	53,278	501
	Piolax Inc.	26,488	499
	Noritz Corp.	32,141	499
	Star Micronics Co. Ltd.	30,543	498
	Hosiden Corp.	52,034	498
	Oita Bank Ltd.	16,529	497

42

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Yokogawa Bridge Holdings Corp.	30,559	497
	Sanki Engineering Co. Ltd.	45,098	494
	Sakai Moving Service Co. Ltd.	8,359	492
	FULLCAST Holdings Co. Ltd.	22,296	492
	Aida Engineering Ltd.	61,934	489
	Tsukishima Kikai Co. Ltd.	37,137	487
	Yuasa Trading Co. Ltd.	17,026	486
	Bank of the Ryukyus Ltd.	44,542	482
	Nishio Rent All Co. Ltd.	17,333	481
	Teikoku Sen-I Co. Ltd.	21,603	481
^	Yondoshi Holdings Inc.	21,718	478
	Japan Wool Textile Co. Ltd.	59,200	477
	Osaka Soda Co. Ltd.	19,719	477
*,^	Chiyoda Corp.	150,408	477
	Oiles Corp.	28,471	476
	Toshiba Machine Co. Ltd.	20,793	476
^	Aruhi Corp.	26,621	475
	Nissin Electric Co. Ltd.	49,890	473
*,^	Japan Display Inc.	669,239	472
	Wakita & Co. Ltd.	44,899	472
	Giken Ltd.	15,037	471
	Toho Bank Ltd.	181,450	471
	Doutor Nichires Holdings Co. Ltd.	24,671	471
	Jaccs Co. Ltd.	27,084	471
	Ringer Hut Co. Ltd.	22,198	470
	Solasto Corp.	46,800	469
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,262	469
	Token Corp.	7,666	468
	Create SD Holdings Co. Ltd.	20,199	467
*,^	euglena Co. Ltd.	68,008	467
	Tachi-S Co. Ltd.	30,271	467
^	Miroku Jyoho Service Co. Ltd.	17,312	467
	Arata Corp.	13,049	466
	Nissha Co. Ltd.	39,928	465
	Sanyo Denki Co. Ltd.	9,859	464
	Axial Retailing Inc.	15,434	460
	Japan Securities Finance Co. Ltd.	88,281	459
^	Nippon Carbon Co. Ltd.	10,351	457
	Seikagaku Corp.	41,322	455
	Fujicco Co. Ltd.	22,901	453
	Bunka Shutter Co. Ltd.	61,048	450
	San-Ai Oil Co. Ltd.	53,242	449
	Fujimori Kogyo Co. Ltd.	15,330	448
	Takasago International Corp.	14,633	445
	Furukawa Co. Ltd.	35,647	445
	Hiday Hidaka Corp.	24,349	444
	Ishihara Sangyo Kaisha Ltd.	39,439	443
	Konoike Transport Co. Ltd.	27,359	442
	Chofu Seisakusho Co. Ltd.	20,911	442
	Broadleaf Co. Ltd.	85,626	441
	Bando Chemical Industries Ltd.	45,003	439
	W-Scope Corp.	27,783	438
	Topy Industries Ltd.	18,918	438
	Plenus Co. Ltd.	26,490	438
	Maruzen Showa Unyu Co. Ltd.	16,438	436
	Press Kogyo Co. Ltd.	80,393	435
	Mizuno Corp.	18,915	435
	Bell System24 Holdings Inc.	29,748	434
	Fujimi Inc.	18,610	433
	Koa Corp.	31,369	433
	MCJ Co. Ltd.	60,108	433
	Macromill Inc.	37,687	432
	Kobe Bussan Co. Ltd.	10,750	428
	Tamura Corp.	68,747	427

43

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,519	423
	Daibiru Corp.	47,487	421
	Tayca Corp.	18,588	420
	Shizuoka Gas Co. Ltd.	51,638	419
	Nishimatsuya Chain Co. Ltd.	52,580	419
	Daiho Corp.	15,624	419
	JCU Corp.	24,498	417
	Mitsui Sugar Co. Ltd.	17,229	416
	Asahi Diamond Industrial Co. Ltd.	58,660	415
	Sinfonia Technology Co. Ltd.	29,078	414
	Maruwa Co. Ltd.	7,562	412
^	Zojirushi Corp.	39,698	410
	Tokyotokeiba Co. Ltd.	14,030	409
	Sakata INX Corp.	44,906	408
	Toppan Forms Co. Ltd.	44,616	408
	JVC Kenwood Corp.	153,475	408
	Obara Group Inc.	10,645	407
*,^	Leopalace21 Corp.	240,276	407
	Joshin Denki Co. Ltd.	18,914	407
	Sanyo Special Steel Co. Ltd.	20,277	407
	Mitsuboshi Belting Ltd.	21,401	407
	Kurabo Industries Ltd.	21,604	406
	Monogatari Corp.	5,071	406
	Tsurumi Manufacturing Co. Ltd.	22,604	405
	Belluna Co. Ltd.	53,677	405
	Konishi Co. Ltd.	26,280	405
	Tokyo Kiraboshi Financial Group Inc.	27,965	404
	Japan Pulp & Paper Co. Ltd.	10,549	404
	Mitsuuroko Group Holdings Co. Ltd.	49,800	402
	Yamanashi Chuo Bank Ltd.	34,256	402
	Life Corp.	20,610	401
	TV Asahi Holdings Corp.	22,700	401
	Miyazaki Bank Ltd.	16,571	400
	Shikoku Chemicals Corp.	36,844	399
	Tokai Corp.	17,218	398
*	Open Door Inc.	13,600	394
^	Shoei Foods Corp.	14,041	394
	Ichikoh Industries Ltd.	62,744	393
	ValueCommerce Co. Ltd.	15,500	393
	Gree Inc.	100,639	393
	Kura Corp.	9,055	392
	Mitsubishi Shokuhin Co. Ltd.	15,135	392
	Tocalo Co. Ltd.	47,456	391
*	Vision Inc.	8,471	390
	Retail Partners Co. Ltd.	37,300	390
	Sakai Chemical Industry Co. Ltd.	15,728	389
	Relia Inc.	36,606	387
	Juki Corp.	33,563	387
	Qol Holdings Co. Ltd.	25,327	385
	Sogo Medical Holdings Co. Ltd.	20,718	385
	Maruwa Unyu Kikan Co. Ltd.	10,847	383
	Fukushima Industries Corp.	11,048	383
^	Maeda Kosen Co. Ltd.	20,000	382
^	Toho Zinc Co. Ltd.	14,538	381
^	Istyle Inc.	53,276	380
	Information Services International-Dentsu Ltd.	11,046	379
^	Sourcenext Corp.	81,800	378
*,^	RENOVA Inc.	43,300	377
	Tsugami Corp.	41,562	377
	AOKI Holdings Inc.	35,723	373
	CMK Corp.	53,781	373
	Itochu Enex Co. Ltd.	45,588	373
	Akita Bank Ltd.	18,824	372
	Futaba Industrial Co. Ltd.	58,929	372

44

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Riso Kagaku Corp.	22,383	372
	Nippon Thompson Co. Ltd.	71,494	372
	DyDo Group Holdings Inc.	8,259	369
	YAMABIKO Corp.	37,247	368
	Doshisha Co. Ltd.	22,997	368
	Valqua Ltd.	17,131	368
	Riken Corp.	7,660	367
	Nextage Co. Ltd.	34,100	367
	VT Holdings Co. Ltd.	90,694	366
	Belc Co. Ltd.	8,158	366
	Link And Motivation Inc.	47,500	364
	Nippon Chemi-Con Corp.	17,796	364
	Shinko Plantech Co. Ltd.	34,623	362
	SAMTY Co. Ltd.	27,900	362
	T-Gaia Corp.	22,204	361
	LEC Inc.	27,484	360
	Sodick Co. Ltd.	39,714	359
	Tosho Co. Ltd.	13,962	359
	Kaga Electronics Co. Ltd.	19,418	359
	Riken Keiki Co. Ltd.	18,920	359
	Avex Inc.	28,155	357
	Shindengen Electric Manufacturing Co. Ltd.	8,664	357
	Nippon Koei Co. Ltd.	15,535	356
	Okabe Co. Ltd.	38,911	356
	Pressance Corp.	29,063	356
^	Noritsu Koki Co. Ltd.	18,405	355
	Ricoh Leasing Co. Ltd.	12,137	355
	Nohmi Bosai Ltd.	19,600	354
	Taihei Dengyo Kaisha Ltd.	15,930	351
	Fukui Bank Ltd.	23,996	350
	Marusan Securities Co. Ltd.	61,729	350
	Enplas Corp.	12,251	347
	T Hasegawa Co. Ltd.	21,399	346
	Denki Kogyo Co. Ltd.	11,746	344
	Hosokawa Micron Corp.	7,271	343
^	Vital KSK Holdings Inc.	35,942	343
	Kyoei Steel Ltd.	20,502	341
	Sumitomo Seika Chemicals Co. Ltd.	8,759	340
	Geo Holdings Corp.	24,964	340
	Melco Holdings Inc.	10,659	339
	Sumida Corp.	22,655	338
	Marudai Food Co. Ltd.	19,196	336
	Chiyoda Co. Ltd.	21,187	336
	Trancom Co. Ltd.	5,772	336
	Ehime Bank Ltd.	35,241	335
	Riso Kyoiku Co. Ltd.	87,100	333
	World Co. Ltd.	17,100	333
	San ju San Financial Group Inc.	24,673	333
	LIFULL Co. Ltd.	61,339	333
^	Dip Corp.	21,706	332
^	Nissei ASB Machine Co. Ltd.	8,963	331
	Dai-Dan Co. Ltd.	14,869	331
	Rheon Automatic Machinery Co. Ltd.	21,786	330
	ESPEC Corp.	16,612	328
	Central Security Patrols Co. Ltd.	6,902	327
	Pack Corp.	10,146	327
	COLOPL Inc.	53,582	326
	Shikoku Bank Ltd.	35,436	324
	Pasona Group Inc.	20,420	324
	Anest Iwata Corp.	36,950	323
	Dexerials Corp.	50,980	323
	Tonami Holdings Co. Ltd.	5,869	323
	Shin-Etsu Polymer Co. Ltd.	42,332	322
	Yellow Hat Ltd.	25,466	322

45

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tanseisha Co. Ltd.	28,849	322
	Eagle Industry Co. Ltd.	27,976	321
	Fuji Co. Ltd.	19,216	320
	Toyo Tanso Co. Ltd.	16,135	320
	JAC Recruitment Co. Ltd.	13,034	320
	Inageya Co. Ltd.	26,665	319
	Osaki Electric Co. Ltd.	47,810	318
	Chubu Shiryo Co. Ltd.	28,679	318
	METAWATER Co. Ltd.	10,548	316
	Yorozu Corp.	21,613	315
	Aichi Steel Corp.	10,247	315
^	Sanyo Electric Railway Co. Ltd.	15,723	314
	Mitsui High-Tec Inc.	27,088	314
	Yokohama Reito Co. Ltd.	39,527	313
	Kourakuen Holdings Corp.	10,857	313
	Ines Corp.	24,988	312
	Keihanshin Building Co. Ltd.	34,031	312
	Hokuto Corp.	18,105	312
	PAL GROUP Holdings Co. Ltd.	10,151	311
	Sinko Industries Ltd.	21,609	311
	Tachibana Eletech Co. Ltd.	19,900	311
	Shinko Shoji Co. Ltd.	18,415	310
	eGuarantee Inc.	29,000	310
	Trust Tech Inc.	9,087	310
	Tekken Corp.	11,842	310
	Matsuya Co. Ltd.	34,619	309
	Aichi Bank Ltd.	9,459	309
	TOC Co. Ltd.	49,392	309
	Meisei Industrial Co. Ltd.	45,984	309
*	Vector Inc.	25,894	308
	Takamatsu Construction Group Co. Ltd.	14,229	307
	Kanematsu Electronics Ltd.	10,345	307
	Mitsui-Soko Holdings Co. Ltd.	19,300	307
	Sanshin Electronics Co. Ltd.	18,183	307
	J-Oil Mills Inc.	8,558	306
	Argo Graphics Inc.	14,800	304
	Foster Electric Co. Ltd.	19,498	304
	Pacific Metals Co. Ltd.	13,833	304
	Sumitomo Riko Co. Ltd.	34,333	303
^	Kitanotatsujin Corp.	62,800	302
	Intage Holdings Inc.	35,650	300
	Kanto Denka Kogyo Co. Ltd.	40,087	300
	Fuso Chemical Co. Ltd.	16,712	299
	Hioki EE Corp.	8,259	298
	Nippon Road Co. Ltd.	5,174	298
	Mitsubishi Logisnext Co. Ltd.	26,461	298
	Daiwa Industries Ltd.	25,477	298
	Restar Holdings Corp.	18,327	297
	Sun Frontier Fudousan Co. Ltd.	29,004	297
	Riken Vitamin Co. Ltd.	8,964	295
	GLOBERIDE Inc.	10,200	295
	Ryoyo Electro Corp.	19,006	293
^	ZIGExN Co. Ltd.	56,000	292
	Daito Pharmaceutical Co. Ltd.	9,050	292
	Starzen Co. Ltd.	8,066	291
	PIA Corp.	6,871	291
	SBS Holdings Inc.	17,200	291
	Tokushu Tokai Paper Co. Ltd.	7,860	290
	Arcland Sakamoto Co. Ltd.	22,280	290
	Nippon Yakin Kogyo Co. Ltd.	126,334	290
	Toa Corp.	20,118	289
	LIXIL VIVA Corp.	24,500	289
^	YA-MAN Ltd.	29,870	287
	Tamron Co. Ltd.	14,627	286

46

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	M&A Capital Partners Co. Ltd.	6,672	286
	Kenko Mayonnaise Co. Ltd.	13,938	285
	KFC Holdings Japan Ltd.	15,934	285
	Neturen Co. Ltd.	32,940	283
	Nichiban Co. Ltd.	13,500	281
	Future Corp.	16,816	281
	Kappa Create Co. Ltd.	21,493	281
^	Pepper Food Service Co. Ltd.	13,800	280
	Fixstars Corp.	21,100	279
	Canon Electronics Inc.	16,916	279
	G-Tekt Corp.	19,404	277
	St. Marc Holdings Co. Ltd.	12,234	275
^	J Trust Co. Ltd.	83,043	274
	Roland DG Corp.	12,646	274
	Key Coffee Inc.	14,522	274
	Tsukui Corp.	43,784	274
	Nippon Kanzai Co. Ltd.	15,025	272
	Takara Leben Co. Ltd.	87,412	272
	Mie Kotsu Group Holdings Inc.	51,136	272
	Yurtec Corp.	38,451	271
	Daiichi Jitsugyo Co. Ltd.	8,757	270
	F@N Communications Inc.	44,003	270
	Nippon Denko Co. Ltd.	128,576	269
	Hibiya Engineering Ltd.	15,995	268
	Alconix Corp.	22,420	267
*,^	Change Inc.	7,800	265
	Nittetsu Mining Co. Ltd.	6,872	265
	Daido Metal Co. Ltd.	41,934	264
	Achilles Corp.	14,830	263
	Xebio Holdings Co. Ltd.	24,898	262
	Megachips Corp.	19,517	262
^	eRex Co. Ltd.	28,561	261
	Sagami Holdings Corp.	21,911	261
	Uchida Yoko Co. Ltd.	8,159	260
	Fujibo Holdings Inc.	10,449	260
	Strike Co. Ltd.	14,230	260
^	OPT Holding Inc.	15,800	259
	Advan Co. Ltd.	27,787	259
	Sankyo Tateyama Inc.	23,277	259
	Cybozu Inc.	27,188	258
	Union Tool Co.	9,356	258
^	Hoosiers Holdings	43,400	258
	Oyo Corp.	24,402	257
^	Rock Field Co. Ltd.	17,912	256
	Mitsuba Corp.	39,539	256
	Kato Works Co. Ltd.	10,150	256
	Shinwa Co. Ltd.	12,549	256
	Cawachi Ltd.	14,446	256
	Katakura Industries Co. Ltd.	22,201	255
	Tosei Corp.	30,673	255
	Akatsuki Inc.	5,600	255
	KAWADA TECHNOLOGIES Inc.	4,080	255
	Toho Titanium Co. Ltd.	30,250	255
	Iino Kaiun Kaisha Ltd.	72,895	255
	Optorun Co. Ltd.	9,600	253
	Dai Nippon Toryo Co. Ltd.	26,686	252
	WDB Holdings Co. Ltd.	8,476	252
	Okuwa Co. Ltd.	24,877	252
^	Yamashin-Filter Corp.	38,399	250
*	Unitika Ltd.	63,043	250
	Tenma Corp.	13,434	250
	Matsuyafoods Holdings Co. Ltd.	7,563	249
	Komtasu Matere Co. Ltd.	31,943	249
^	Rorze Corp.	10,556	249

47

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Kintetsu Department Store Co. Ltd.	8,458	248
	Ichiyoshi Securities Co. Ltd.	33,938	247
	Toyo Construction Co. Ltd.	66,670	246
*,^	KLab Inc.	32,964	245
	Kamakura Shinsho Ltd.	18,700	245
	Daiken Corp.	12,935	245
	Arakawa Chemical Industries Ltd.	18,122	244
	Yakuodo Co. Ltd.	9,952	244
	Itochu-Shokuhin Co. Ltd.	5,776	243
	Towa Bank Ltd.	37,747	242
	Nagatanien Holdings Co. Ltd.	11,948	241
	Feed One Co. Ltd.	156,542	241
^	OSAKA Titanium Technologies Co. Ltd.	17,314	241
^	Taki Chemical Co. Ltd.	5,000	239
	Kanaden Corp.	21,016	239
	CONEXIO Corp.	19,124	237
^	Micronics Japan Co. Ltd.	30,647	237
	Alpen Co. Ltd.	15,228	237
	JSP Corp.	11,248	236
	Gakken Holdings Co. Ltd.	4,978	233
	ASAHI YUKIZAI Corp.	14,344	232
	FIDEA Holdings Co. Ltd.	196,802	232
	OSJB Holdings Corp.	96,929	232
	Torii Pharmaceutical Co. Ltd.	11,642	231
	Cosel Co. Ltd.	21,397	230
	Toa Corp.	20,697	228
	Nihon Chouzai Co. Ltd.	6,169	224
	Arcland Service Holdings Co. Ltd.	12,536	223
	Japan Transcity Corp.	55,776	223
	Kanagawa Chuo Kotsu Co. Ltd.	6,470	223
	Amuse Inc.	9,354	222
	WATAMI Co. Ltd.	15,818	221
	Michinoku Bank Ltd.	15,126	221
	Nihon Trim Co. Ltd.	4,379	220
	Chukyo Bank Ltd.	11,145	220
	Pronexus Inc.	18,431	219
	Hisaka Works Ltd.	24,702	219
	Shin Nippon Air Technologies Co. Ltd.	13,600	219
	Nippon Parking Development Co. Ltd.	139,410	219
	Stella Chemifa Corp.	7,859	218
	Kamei Corp.	21,596	216
^	Genky DrugStores Co. Ltd.	9,200	216
	Towa Corp.	25,938	216
	Kyokuyo Co. Ltd.	8,657	215
	France Bed Holdings Co. Ltd.	26,098	215
	Kyosan Electric Manufacturing Co. Ltd.	54,783	215
	Chiyoda Integre Co. Ltd.	11,446	214
	Yushin Precision Equipment Co. Ltd.	19,504	212
	Rokko Butter Co. Ltd.	10,944	212
^	RS Technologies Co. Ltd.	7,200	212
	Nitto Kohki Co. Ltd.	10,250	211
^	Marvelous Inc.	27,269	210
	Bank of Saga Ltd.	13,244	210
	Nichiden Corp.	13,940	209
	Yonex Co. Ltd.	33,828	209
	Fuji Pharma Co. Ltd.	13,730	208
	Sankyo Seiko Co. Ltd.	45,635	208
	Kansai Super Market Ltd.	21,812	207
	Mimasu Semiconductor Industry Co. Ltd.	13,834	206
	Namura Shipbuilding Co. Ltd.	60,954	206
	Tokyo Individualized Educational Institute Inc.	22,804	206
	ASKA Pharmaceutical Co. Ltd.	19,704	206
	Tochigi Bank Ltd.	101,542	206
	Itoki Corp.	41,614	205

48

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Daikokutenbussan Co. Ltd.	5,977	205
	CI Takiron Corp.	33,820	204
*	ES-Con Japan Ltd.	28,600	204
	Aisan Industry Co. Ltd.	30,051	204
*,^	Gunosy Inc.	13,500	202
	Riken Technos Corp.	43,193	202
	Onoken Co. Ltd.	14,130	201
	Nissin Sugar Co. Ltd.	11,300	201
	Krosaki Harima Corp.	3,781	200
	Goldcrest Co. Ltd.	15,126	199
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	197
	Nissin Corp.	11,349	195
	Iseki & Co. Ltd.	12,431	195
*	Sanden Holdings Corp.	26,991	194
	ST Corp.	11,249	194
	Kasai Kogyo Co. Ltd.	23,383	194
	Koatsu Gas Kogyo Co. Ltd.	25,873	193
	K&O Energy Group Inc.	13,336	193
	Asunaro Aoki Construction Co. Ltd.	24,800	193
	Toho Co. Ltd.	9,759	193
	Fuso Pharmaceutical Industries Ltd.	8,667	192
	Keiyo Co. Ltd.	44,214	192
	Sumitomo Densetsu Co. Ltd.	11,135	191
	Sinanen Holdings Co. Ltd.	10,160	191
	Tomoku Co. Ltd.	11,956	190
	Yahagi Construction Co. Ltd.	26,986	189
	Osaka Steel Co. Ltd.	11,048	189
	Kitagawa Corp.	9,064	189
	Fukuda Corp.	4,776	189
	Nisso Corp.	16,400	189
	Hokkan Holdings Ltd.	11,355	188
	Furuno Electric Co. Ltd.	22,289	188
	Nihon Nohyaku Co. Ltd.	44,081	187
	Aeon Fantasy Co. Ltd.	7,770	186
	Matsuda Sangyo Co. Ltd.	14,643	185
	GCA Corp.	25,096	185
	Fujiya Co. Ltd.	9,951	185
	Hochiki Corp.	16,200	185
	Jamco Corp.	9,155	184
	Toyo Corp.	22,595	184
	Organo Corp.	6,169	184
	NS United Kaiun Kaisha Ltd.	8,355	184
	Torishima Pump Manufacturing Co. Ltd.	20,201	183
	Denyo Co. Ltd.	14,429	183
	Toenec Corp.	6,568	182
	Toyo Kanetsu KK	9,560	182
	Shinnihon Corp.	21,182	182
	Sekisui Plastics Co. Ltd.	24,382	182
	Nihon Tokushu Toryo Co. Ltd.	16,700	181
	Ministop Co. Ltd.	11,444	180
*,^	Tokyo Base Co. Ltd.	18,700	180
	Central Sports Co. Ltd.	6,346	179
^	Kyokuto Securities Co. Ltd.	20,100	179
	Sanyo Shokai Ltd.	10,548	178
	Meiko Network Japan Co. Ltd.	17,815	177
	Aiphone Co. Ltd.	11,145	176
	Shibusawa Warehouse Co. Ltd.	11,156	176
	Fujita Kanko Inc.	6,965	172
	Fujikura Kasei Co. Ltd.	31,390	172
	Sac’s Bar Holdings Inc.	17,116	171
	Icom Inc.	9,055	170
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	169
	Teikoku Electric Manufacturing Co. Ltd.	16,518	168
	Happinet Corp.	14,134	168

49

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mars Group Holdings Corp.	8,558	168
	BRONCO BILLY Co. Ltd.	8,059	168
	Misawa Homes Co. Ltd.	23,905	167
^	Remixpoint Inc.	57,367	167
	Aichi Corp.	24,182	165
	Daisyo Corp.	11,758	165
	Ryoden Corp.	11,940	164
	Taisei Lamick Co. Ltd.	6,474	164
	Tokyo Energy & Systems Inc.	18,910	163
	Zuken Inc.	11,835	163
	Tokyo Rakutenchi Co. Ltd.	3,589	162
	CAC Holdings Corp.	11,347	162
	CTS Co. Ltd.	26,491	162
	Fudo Tetra Corp.	11,771	162
	Studio Alice Co. Ltd.	8,756	161
	Kyodo Printing Co. Ltd.	7,165	161
	Mitsubishi Research Institute Inc.	5,771	160
	Sanei Architecture Planning Co. Ltd.	11,300	160
	Weathernews Inc.	5,274	160
	Gurunavi Inc.	28,384	158
	World Holdings Co. Ltd.	9,300	158
*,^	Medical Data Vision Co. Ltd.	17,326	158
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	157
^	Hito Communications Holdings Inc.	9,253	157
	MTI Ltd.	26,378	154
	Chuetsu Pulp & Paper Co. Ltd.	12,059	152
	Kita-Nippon Bank Ltd.	8,864	152
	Wowow Inc.	5,849	152
	Japan Cash Machine Co. Ltd.	14,225	151
	Jimoto Holdings Inc.	164,489	151
	Hokkaido Gas Co. Ltd.	11,749	151
^	Asahi Co. Ltd.	12,343	150
	Chori Co. Ltd.	9,952	149
	Kurimoto Ltd.	11,345	148
	Hodogaya Chemical Co. Ltd.	5,373	148
	Wellnet Corp.	15,421	148
	Chuo Spring Co. Ltd.	5,582	147
	Gun-Ei Chemical Industry Co. Ltd.	5,977	147
	SWCC Showa Holdings Co. Ltd.	20,899	145
	CHIMNEY Co. Ltd.	5,968	145
	Space Value Holdings Co. Ltd.	26,366	144
	IDOM Inc.	59,053	144
	Mitsui Matsushima Holdings Co. Ltd.	12,541	144
*	Toyo Engineering Corp.	26,894	143
	Godo Steel Ltd.	9,158	143
	Yomiuri Land Co. Ltd.	3,582	141
^	Shimizu Bank Ltd.	8,863	140
	Maezawa Kasei Industries Co. Ltd.	15,043	140
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	139
	Parco Co. Ltd.	14,329	138
	Elematec Corp.	7,364	135
	Airport Facilities Co. Ltd.	27,315	135
	Mitsubishi Paper Mills Ltd.	26,469	134
	SMK Corp.	5,774	134
	SRA Holdings	6,168	134
	Kitano Construction Corp.	4,880	133
	JP-Holdings Inc.	51,145	132
	T RAD Co. Ltd.	6,171	132
	Okura Industrial Co. Ltd.	7,964	132
	Halows Co. Ltd.	6,661	132
	Honeys Holdings Co. Ltd.	14,230	131
	Fukui Computer Holdings Inc.	6,469	130
	Ateam Inc.	8,657	130
*,^	Nippon Sharyo Ltd.	5,868	129

50

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	Chugai Ro Co. Ltd.	7,671	128
*	KNT-CT Holdings Co. Ltd.	10,149	127
	Hakuto Co. Ltd.	11,645	126
	Toli Corp.	53,895	126
	Tsukuba Bank Ltd.	71,044	125
	Alpha Systems Inc.	5,067	125
	Tv Tokyo Holdings Corp.	5,874	124
	Nippon Coke & Engineering Co. Ltd.	136,722	123
	Seika Corp.	9,954	122
^	Tosho Printing Co. Ltd.	13,922	122
	Takihyo Co. Ltd.	7,376	121
^	Ohara Inc.	9,600	121
	CMIC Holdings Co. Ltd.	8,158	120
	Yushiro Chemical Industry Co. Ltd.	9,952	119
	Mito Securities Co. Ltd.	59,809	119
*	Shin Nippon Biomedical Laboratories Ltd.	17,210	119
	Atsugi Co. Ltd.	13,834	117
	Paris Miki Holdings Inc.	33,096	117
	Chiba Kogyo Bank Ltd.	45,077	116
	Tokyo Rope Manufacturing Co. Ltd.	11,544	114
	Takaoka Toko Co. Ltd.	9,752	113
	Zuiko Corp.	3,482	112
	Cleanup Corp.	19,730	110
	Linical Co. Ltd.	9,651	110
	Maezawa Kyuso Industries Co. Ltd.	6,258	109
^	Takamiya Co. Ltd.	17,916	109
	Showa Aircraft Industry Co. Ltd.	8,850	108
	PC Depot Corp.	29,370	108
	Artnature Inc.	19,006	107
	NEC Capital Solutions Ltd.	6,866	107
	Taiho Kogyo Co. Ltd.	13,235	105
	Nihon Yamamura Glass Co. Ltd.	7,861	104
	Fuji Oil Co. Ltd.	41,394	104
*,^	Funai Electric Co. Ltd.	13,832	100
	Tokyo Electron Device Ltd.	5,672	99
	Sanoh Industrial Co. Ltd.	20,698	98
*	COOKPAD Inc.	39,391	96
	Inaba Seisakusho Co. Ltd.	7,463	95
	Corona Corp. Class A	9,840	93
	Fujitsu Frontech Ltd.	9,551	91
	AOI Electronics Co. Ltd.	4,179	90
	Gecoss Corp.	9,850	89
	Daikoku Denki Co. Ltd.	6,368	87
	Toa Oil Co. Ltd.	5,273	85
	Rhythm Watch Co. Ltd.	7,462	85
*,^	FDK Corp.	8,764	85
	Shimojima Co. Ltd.	7,851	84
*	Kojima Co. Ltd.	16,893	83
	Fields Corp.	11,741	83
*	Akebono Brake Industry Co. Ltd.	70,151	82
	Tsutsumi Jewelry Co. Ltd.	4,967	81
^	Tateru Inc.	32,365	77
	Sumitomo Precision Products Co. Ltd.	2,686	75
^	Toyo Securities Co. Ltd.	63,682	74
	Right On Co. Ltd.	10,250	72
	Dai-ichi Seiko Co. Ltd.	6,966	71
*	Aplus Financial Co. Ltd.	90,572	70
*	Laox Co. Ltd.	20,983	62
	Toyo Denki Seizo KK	4,269	58
*	Kinki Sharyo Co. Ltd.	3,184	58
	Nakayama Steel Works Ltd.	9,829	46
	Nippon Chemiphar Co. Ltd.	789	21
	Kobelco Eco-Solutions Co. Ltd.	200	3
			4,079,393

51

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
New Zealand (0.9%)
*	a2 Milk Co. Ltd.	728,138	8,185
	Fisher & Paykel Healthcare Corp. Ltd.	567,637	6,005
	Auckland International Airport Ltd.	954,414	5,081
	Spark New Zealand Ltd.	1,850,511	4,541
	Meridian Energy Ltd.	1,261,792	3,428
	Ryman Healthcare Ltd.	416,488	3,382
	Contact Energy Ltd.	735,515	3,302
	Fletcher Building Ltd.	872,510	3,006
	Mainfreight Ltd.	83,157	1,945
	SKYCITY Entertainment Group Ltd.	700,641	1,909
	Chorus Ltd.	446,499	1,787
	Trade Me Group Ltd.	402,481	1,729
	Mercury NZ Ltd.	669,807	1,656
	Z Energy Ltd.	370,728	1,568
	Kiwi Property Group Ltd.	1,437,913	1,480
	Goodman Property Trust	1,118,666	1,292
	EBOS Group Ltd.	90,089	1,289
	Infratil Ltd.	413,066	1,197
	Genesis Energy Ltd.	510,726	1,042
	Precinct Properties New Zealand Ltd.	901,491	964
	Air New Zealand Ltd.	511,330	916
	Freightways Ltd.	150,325	854
	Summerset Group Holdings Ltd.	225,218	844
	Argosy Property Ltd.	829,904	730
*	Synlait Milk Ltd.	99,097	700
	Vector Ltd.	250,255	613
	Metlifecare Ltd.	178,294	589
	Vital Healthcare Property Trust	346,570	493
*	Pushpay Holdings Ltd.	182,679	462
	Heartland Group Holdings Ltd.	429,764	446
*	Scales Corp. Ltd.	109,329	364
	Tourism Holdings Ltd.	128,432	347
	SKY Network Television Ltd.	419,043	342
	Kathmandu Holdings Ltd.	199,100	313
	New Zealand Refining Co. Ltd.	199,365	277
*	Restaurant Brands New Zealand Ltd.	19,528	111
			63,189
Singapore (3.3%)
	DBS Group Holdings Ltd.	1,826,113	37,975
	Oversea-Chinese Banking Corp. Ltd.	3,364,897	29,975
	United Overseas Bank Ltd.	1,296,590	26,552
	Singapore Telecommunications Ltd.	7,550,815	17,615
	Keppel Corp. Ltd.	1,444,660	7,199
	CapitaLand Ltd.	2,551,205	6,630
	Ascendas REIT	2,557,166	5,649
	Wilmar International Ltd.	1,960,022	5,242
	Singapore Technologies Engineering Ltd.	1,559,030	4,543
	Singapore Exchange Ltd.	825,718	4,483
	CapitaLand Mall Trust	2,430,633	4,328
	Genting Singapore Ltd.	5,808,494	4,212
	ComfortDelGro Corp. Ltd.	2,074,404	4,109
	Singapore Airlines Ltd.	512,173	3,649
	CapitaLand Commercial Trust	2,474,547	3,535
	Venture Corp. Ltd.	263,816	3,308
	City Developments Ltd.	476,717	3,138
	Singapore Press Holdings Ltd.	1,591,657	2,942
	UOL Group Ltd.	506,997	2,830
	Mapletree Commercial Trust	1,892,892	2,687
	Mapletree Logistics Trust	2,437,870	2,657
	Suntec REIT	1,942,966	2,643
	Jardine Cycle & Carriage Ltd.	100,227	2,619
	SATS Ltd.	629,141	2,420
	Mapletree North Asia Commercial Trust	2,119,100	2,117

52

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mapletree Industrial Trust	1,338,627	2,029
	Sembcorp Industries Ltd.	943,768	1,846
	NetLink NBN Trust	2,960,600	1,807
	Keppel REIT	1,966,082	1,764
	Golden Agri-Resources Ltd.	6,439,250	1,369
	Frasers Logistics & Industrial Trust	1,542,994	1,340
	Hutchison Port Holdings Trust	5,040,299	1,184
	Singapore Post Ltd.	1,543,129	1,180
*	Sembcorp Marine Ltd.	840,966	1,057
	Ascott Residence Trust	1,137,055	1,003
	Manulife US REIT	1,120,276	975
	Keppel DC REIT	863,544	958
	Frasers Centrepoint Trust	543,045	954
	Olam International Ltd.	628,600	915
	CDL Hospitality Trusts	749,353	881
	Starhill Global REIT	1,474,801	824
	Parkway Life REIT	382,154	811
	Bukit Sembawang Estates Ltd.	193,600	811
	ESR-REIT	2,016,306	786
	Ascendas India Trust	806,700	771
	Frasers Commercial Trust	699,969	761
	First Resources Ltd.	545,389	734
	Keppel Infrastructure Trust	2,083,380	728
	Raffles Medical Group Ltd.	914,537	726
	StarHub Ltd.	584,070	666
	CapitaLand Retail China Trust	577,727	641
	United Engineers Ltd.	330,033	614
	Wing Tai Holdings Ltd.	397,852	600
	Cache Logistics Trust	1,035,926	579
	AIMS APAC REIT	537,100	561
	Ascendas Hospitality Trust	810,021	554
	OUE Hospitality Trust	1,049,191	552
	Frasers Property Ltd.	392,100	537
	SPH REIT	642,320	486
	Frasers Hospitality Trust	847,000	476
	SIA Engineering Co. Ltd.	253,609	466
	Far East Hospitality Trust	926,889	450
	Soilbuild Business Space REIT	919,195	409
	GuocoLand Ltd.	270,100	387
	First REIT	527,989	377
	Accordia Golf Trust	792,638	353
	OUE Ltd.	271,645	352
*	Thomson Medical Group Ltd.	6,342,400	350
	Lippo Malls Indonesia Retail Trust	2,071,614	328
	Sheng Siong Group Ltd.	415,299	315
§	Best World International Ltd.	259,100	310
	Sabana Shari’ah Compliant Industrial REIT	1,013,059	310
	Yoma Strategic Holdings Ltd.	1,262,547	302
	Silverlake Axis Ltd.	759,136	290
	Asian Pay Television Trust	1,622,074	208
	Boustead Singapore Ltd.	340,822	202
	Bumitama Agri Ltd.	289,847	152
*,§	Hyflux Ltd.	516,932	80
*,§	Noble Group Ltd.	1,004,977	60
*,^,§	Ezra Holdings Ltd.	1,786,900	14
*,§	Ezion Holdings Ltd. Warrants Exp. 4/15/2020	276,736	—
*,^	Ezion Holdings Ltd. Warrants Exp. 4/16/2023	1,048,679	—
			231,252
South Korea (11.3%)
	Samsung Electronics Co. Ltd.	4,759,551	187,132
	SK Hynix Inc.	522,143	35,334
	Samsung Electronics Co. Ltd. Preference Shares	752,246	23,998
	Shinhan Financial Group Co. Ltd.	461,202	17,431
	Hyundai Motor Co.	143,333	17,014

53

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	KB Financial Group Inc.	398,905	15,751
	POSCO	68,885	15,078
*,^	Celltrion Inc.	80,433	14,629
	LG Chem Ltd.	46,050	14,285
	NAVER Corp.	135,646	13,892
	Hyundai Mobis Co. Ltd.	66,004	13,166
	LG Household & Health Care Ltd.	8,862	10,799
	Samsung SDI Co. Ltd.	53,151	10,792
	Kia Motors Corp.	260,030	10,080
	KT&G Corp.	111,781	9,778
	Hana Financial Group Inc.	299,763	9,455
	SK Innovation Co. Ltd.	57,702	9,022
	Samsung Fire & Marine Insurance Co. Ltd.	33,149	8,630
	NCSoft Corp.	17,248	7,767
	Samsung C&T Corp.	84,603	7,436
	SK Holdings Co. Ltd.	33,558	7,380
	LG Electronics Inc.	108,723	7,064
	Woori Financial Group Inc.	563,121	6,677
*	Korea Electric Power Corp.	257,845	6,242
	Samsung SDS Co. Ltd.	32,190	5,986
	Amorepacific Corp.	32,121	5,720
	LG Corp.	90,439	5,655
^	Samsung Electro-Mechanics Co. Ltd.	56,220	5,240
	Kakao Corp.	50,500	5,200
	SK Telecom Co. Ltd.	23,186	4,918
	Samsung Life Insurance Co. Ltd.	64,082	4,661
*	Hyundai Heavy Industries Co. Ltd.	43,464	4,641
	Woongjin Coway Co. Ltd.	56,002	4,208
	Korea Zinc Co. Ltd.	10,067	3,905
*,^,2	Samsung Biologics Co. Ltd.	13,351	3,891
*	LG Display Co. Ltd.	226,757	3,856
	Fila Korea Ltd.	53,042	3,751
	Lotte Chemical Corp.	14,804	3,411
*,^	Celltrion Healthcare Co. Ltd.	51,709	3,355
	Hyundai Engineering & Construction Co. Ltd.	73,900	3,325
	S-Oil Corp.	41,296	3,256
	Industrial Bank of Korea	266,673	3,234
*	Samsung Heavy Industries Co. Ltd.	445,137	3,140
	Kangwon Land Inc.	107,254	3,124
	Hyundai Heavy Industries Holdings Co. Ltd.	10,656	3,121
*	Helixmith Co. Ltd.	13,899	3,100
	Hotel Shilla Co. Ltd.	30,730	3,032
	Hyundai Steel Co.	76,253	3,028
*,^	SillaJen Inc.	52,702	2,961
	E-MART Inc.	20,062	2,959
	DB Insurance Co. Ltd.	47,748	2,797
	Hyundai Motor Co. 2nd Preference Shares	35,818	2,686
	Hanmi Pharm Co. Ltd.	7,020	2,616
	Mirae Asset Daewoo Co. Ltd.	387,911	2,596
	Hankook Tire Co. Ltd.	75,323	2,563
	Hyundai Glovis Co. Ltd.	18,704	2,559
*	HLB Inc.	35,384	2,545
	LG Uplus Corp.	196,136	2,403
	GS Holdings Corp.	51,598	2,299
*	Samsung Engineering Co. Ltd.	155,932	2,278
	Korea Investment Holdings Co. Ltd.	38,607	2,266
	Daelim Industrial Co. Ltd.	27,302	2,265
	CJ CheilJedang Corp.	7,854	2,119
	GS Engineering & Construction Corp.	58,600	2,039
	Shinsegae Inc.	6,969	2,031
	Hyundai Marine & Fire Insurance Co. Ltd.	61,680	2,019
	Medy-Tox Inc.	4,134	1,983
*,^,2	Netmarble Corp.	17,944	1,961
	Korea Aerospace Industries Ltd.	64,027	1,918

54

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	AMOREPACIFIC Group	29,741	1,916
	Samsung Securities Co. Ltd.	62,679	1,915
	CJ ENM Co. Ltd.	9,751	1,830
	Yuhan Corp.	8,625	1,815
	Orion Corp.	21,736	1,803
	BNK Financial Group Inc.	299,522	1,797
	Lotte Shopping Co. Ltd.	11,463	1,750
	Hanon Systems	158,718	1,707
	KCC Corp.	5,577	1,695
	Hyundai Motor Co. Preference Shares	23,529	1,634
	S-1 Corp.	18,712	1,570
	LG Household & Health Care Ltd. Preference Shares	2,157	1,497
	Cheil Worldwide Inc.	68,327	1,491
	LG Innotek Co. Ltd.	14,203	1,490
	NH Investment & Securities Co. Ltd.	125,960	1,486
	OCI Co. Ltd.	17,992	1,435
	Hanwha Chemical Corp.	81,200	1,435
	Kumho Petrochemical Co. Ltd.	17,642	1,389
	LG Chem Ltd. Preference Shares	7,773	1,336
	Korean Air Lines Co. Ltd.	46,921	1,333
	Hyundai Department Store Co. Ltd.	14,926	1,298
	CJ Corp.	12,608	1,290
	Meritz Securities Co. Ltd.	291,135	1,264
	HDC Hyundai Development Co-Engineering & Construction	31,200	1,247
	Lotte Corp.	29,189	1,227
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,297	1,179
^	Hyundai Elevator Co. Ltd.	15,937	1,174
	DGB Financial Group Inc.	160,685	1,158
	BGF retail Co. Ltd.	6,173	1,156
	Meritz Fire & Marine Insurance Co. Ltd.	55,126	1,123
	Hanwha Corp.	44,079	1,118
	Amorepacific Corp. Preference Shares	10,613	1,064
	Korea Gas Corp.	26,649	1,052
*,^	Hanall Biopharma Co. Ltd.	36,375	1,019
^	POSCO Chemical Co. Ltd.	20,639	1,017
*,^	CJ Logistics Corp.	7,431	1,003
	Koh Young Technology Inc.	12,088	1,001
2	Orange Life Insurance Ltd.	32,552	993
	Samsung Card Co. Ltd.	30,683	975
	Hyundai Mipo Dockyard Co. Ltd.	20,122	971
*,^	Pearl Abyss Corp.	6,279	938
^	Hanjin Kal Corp.	29,590	938
	Kolmar Korea Co. Ltd.	14,749	936
*	Hanwha Aerospace Co. Ltd.	35,292	934
	Hanwha Life Insurance Co. Ltd.	271,644	929
	Mando Corp.	32,003	916
	GS Retail Co. Ltd.	27,286	916
*,^	Hyundai Merchant Marine Co. Ltd.	265,076	914
	Youngone Corp.	28,556	903
*	Hyundai Rotem Co. Ltd.	47,988	891
*,^	Celltrion Pharm Inc.	17,291	881
	Douzone Bizon Co. Ltd.	17,935	879
	Com2uSCorp	10,248	876
*,^	Doosan Infracore Co. Ltd.	137,583	857
	Hanmi Science Co. Ltd.	13,221	853
	Ottogi Corp.	1,362	846
^	WONIK IPS Co. Ltd.	34,697	831
	KIWOOM Securities Co. Ltd.	11,720	827
*	Genexine Co. Ltd.	12,757	820
	Hanssem Co. Ltd.	9,268	818
^	Cosmax Inc.	6,721	798
	Posco International Corp.	50,127	786
	NongShim Co. Ltd.	3,227	775
	Daewoong Pharmaceutical Co. Ltd.	4,423	770

55

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	LS Corp.	17,942	762
*	Pan Ocean Co. Ltd.	185,171	756
	SK Networks Co. Ltd.	149,535	750
	JB Financial Group Co. Ltd.	153,818	750
*	Hugel Inc.	2,088	742
*	Daewoo Engineering & Construction Co. Ltd.	171,295	740
	Hyundai Wia Corp.	16,854	721
^	Paradise Co. Ltd.	44,821	713
	Korean Reinsurance Co.	91,342	713
	Doosan Bobcat Inc.	25,861	709
	SK Materials Co. Ltd.	4,749	700
	Kolon Industries Inc.	17,608	698
	Taekwang Industrial Co. Ltd.	544	698
^	Innocean Worldwide Inc.	11,365	693
	LOTTE Fine Chemical Co. Ltd.	16,508	680
*	NHN Corp.	9,434	679
	Green Cross Corp.	5,437	671
	JYP Entertainment Corp.	25,324	647
	KEPCO Plant Service & Engineering Co. Ltd.	20,421	641
	LS Industrial Systems Co. Ltd.	15,384	634
	Chong Kun Dang Pharmaceutical Corp.	7,153	625
^	Shinsegae International Inc.	2,299	620
	SFA Engineering Corp.	16,970	610
	SKC Co. Ltd.	19,722	604
	Seoul Semiconductor Co. Ltd.	36,620	602
*	Asiana Airlines Inc.	106,218	602
	Hyundai Greenfood Co. Ltd.	49,950	597
*	SM Entertainment Co. Ltd.	16,816	596
*,^	Komipharm International Co. Ltd.	32,921	596
	Hansol Chemical Co. Ltd.	7,947	582
	Hyosung Corp.	8,921	574
	DoubleUGames Co. Ltd.	8,785	568
	Bukwang Pharmaceutical Co. Ltd.	35,615	560
	Hite Jinro Co. Ltd.	32,231	560
^, §	Lotte Chilsung Beverage Co. Ltd.	3,740	557
*	Osstem Implant Co. Ltd.	11,132	552
^	Hyundai Construction Equipment Co. Ltd.	13,060	549
*	Iljin Materials Co. Ltd.	16,941	543
*,^	Pharmicell Co. Ltd.	55,760	542
	Green Cross Holdings Corp.	25,704	537
	HDC Holdings Co. Ltd.	35,870	529
*	Oscotec Inc.	22,808	529
*	Sangsangin Co. Ltd.	31,957	528
*	Yungjin Pharmaceutical Co. Ltd.	93,736	527
*	CrystalGenomics Inc.	35,647	521
*,^	Kumho Tire Co. Inc.	134,358	520
	Eo Technics Co. Ltd.	8,533	519
*	Ananti Inc.	41,817	518
	Sam Chun Dang Pharm Co. Ltd.	13,125	516
	DB HiTek Co. Ltd.	37,663	516
^	Hana Tour Service Inc.	9,361	516
	SK Chemicals Co. Ltd.	8,869	514
*	Studio Dragon Corp.	6,332	499
*	GemVax & Kael Co. Ltd.	31,188	494
	Hyundai Home Shopping Network Corp.	5,723	490
	LG Electronics Inc. Preference Shares	18,737	486
*,^	Mezzion Pharma Co. Ltd.	4,697	484
	Dongsuh Cos. Inc.	28,632	480
	LEENO Industrial Inc.	9,762	478
*,^	HLB Life Science CO Ltd.	33,487	478
	LOTTE Himart Co. Ltd.	11,711	477
	Ssangyong Cement Industrial Co. Ltd.	96,194	475
	Poongsan Corp.	19,839	473
*	Cafe24 Corp.	5,745	473

56

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Amicogen Inc.	17,228	471
^	Hanjin Transportation Co. Ltd.	13,013	471
*	Enzychem Lifesciences Corp.	6,067	465
	Daeduck Electronics Co.	51,117	464
	Doosan Corp.	5,277	464
*	Medipost Co. Ltd.	14,824	463
	Handsome Co. Ltd.	12,576	461
	Taeyoung Engineering & Construction Co. Ltd.	42,112	461
	HS Industries Co. Ltd.	50,258	458
*	Naturecell Co. Ltd.	41,844	458
	Mirae Asset Daewoo Co. Ltd. Preference Shares	134,437	457
*,^	Ecopro Co. Ltd.	19,571	457
*,^	G-treeBNT Co. Ltd.	20,419	454
	Hyosung TNC Co. Ltd.	3,146	448
^	CJ CGV Co. Ltd.	12,152	447
	Huchems Fine Chemical Corp.	23,812	446
*,^	Esmo Corp.	88,020	446
^	F&F Co. Ltd.	6,379	445
	IS Dongseo Co. Ltd.	14,273	444
	NICE Information Service Co. Ltd.	36,021	432
*,^	Telcon RF Pharmaceutical Inc.	67,797	430
	Partron Co. Ltd.	36,074	429
	Jeil Pharma Holdings Inc.	19,959	428
	Daou Technology Inc.	22,532	428
	Hansae Co. Ltd.	16,705	414
	Daesang Corp.	18,177	413
^	Daewoong Co. Ltd.	22,255	413
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,434	412
*	Dongkuk Steel Mill Co. Ltd.	63,258	410
*,^	Doosan Heavy Industries & Construction Co. Ltd.	68,277	409
*	STCUBE	21,908	408
	L&F Co. Ltd.	15,805	407
	Silicon Works Co. Ltd.	9,693	405
	GS Home Shopping Inc.	2,746	403
	Soulbrain Co. Ltd.	9,335	403
	Dong-A ST Co. Ltd.	4,596	402
	Korea Petrochemical Ind Co. Ltd.	3,099	399
	Dentium Co. Ltd.	6,484	397
*	iNtRON Biotechnology Inc.	23,908	396
	LF Corp.	18,376	392
	LIG Nex1 Co. Ltd.	12,087	387
	Daishin Securities Co. Ltd.	34,957	382
	NICE Holdings Co. Ltd.	19,858	380
^	SKCKOLONPI Inc.	14,529	378
	Samyang Holdings Corp.	5,466	376
	Young Poong Corp.	565	375
*	CMG Pharmaceutical Co. Ltd.	87,721	374
^	Samwha Capacitor Co. Ltd.	7,244	372
*	LegoChem Biosciences Inc.	7,280	370
	Tongyang Inc.	216,659	369
	JW Pharmaceutical Corp.	11,708	368
	LG International Corp.	22,442	366
	Meritz Financial Group Inc.	31,983	362
	Kumho Industrial Co. Ltd.	29,434	362
*	Hyosung Advanced Materials Corp.	3,257	361
	Hanwha General Insurance Co. Ltd.	83,683	360
	Orion Holdings Corp.	21,959	359
	Grand Korea Leisure Co. Ltd.	17,957	358
*	BH Co. Ltd.	20,591	348
*	DIO Corp.	10,110	342
	LG Hausys Ltd.	6,458	336
*	Inscobee Inc.	92,235	335
*,^	Foosung Co. Ltd.	48,342	332
	Korea Real Estate Investment & Trust Co. Ltd.	148,501	331

57

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Ilyang Pharmaceutical Co. Ltd.	13,766	331
	Harim Holdings Co. Ltd.	28,754	331
^	Wemade Co. Ltd.	7,992	329
	Dongjin Semichem Co. Ltd.	33,872	327
	Youngone Holdings Co. Ltd.	5,862	326
	Hankook Tire Worldwide Co. Ltd.	21,973	321
^	YG Entertainment Inc.	10,297	317
	Korea Electric Terminal Co. Ltd.	6,243	311
	Dong-A Socio Holdings Co. Ltd.	3,349	310
	Sebang Global Battery Co. Ltd.	7,567	310
	Daea TI Co. Ltd.	59,565	310
	Mirae Asset Life Insurance Co. Ltd.	66,558	302
	Ahnlab Inc.	5,702	302
*,^	Feelux Co. Ltd.	39,886	301
*	Innox Advanced Materials Co. Ltd.	6,634	300
	Hanwha Corp. Preference Shares	23,353	295
*	ATGen Co. Ltd.	23,030	293
^	Songwon Industrial Co. Ltd.	17,058	292
	SL Corp.	13,785	287
	SPC Samlip Co. Ltd.	2,486	286
^	Advanced Process Systems Corp.	12,111	286
	Huons Co. Ltd.	5,135	283
	Jeil Pharmaceutical Co. Ltd.	7,704	282
*	Anterogen Co. Ltd.	4,873	281
*,^	Hyundai Electric & Energy System Co. Ltd.	13,820	280
	Dongwon Industries Co. Ltd.	1,219	279
	Hanil Cement Co. Ltd.	2,216	279
*,^	Kolon Life Science Inc.	7,699	277
*,^	Peptron Inc.	14,470	277
	Binggrae Co. Ltd.	4,369	276
	Hyosung Chemical Corp.	2,319	275
	NEPES Corp.	15,206	269
*	Seegene Inc.	13,122	264
	KEPCO Engineering & Construction Co. Inc.	13,462	263
	S&T Motiv Co. Ltd.	7,963	260
	Modetour Network Inc.	13,449	258
	Nexen Tire Corp.	29,506	254
§	Caregen Co. Ltd.	3,866	253
	Daishin Securities Co. Ltd. Preference Shares	31,878	251
^	Dawonsys Co. Ltd.	17,515	248
^	Aekyung Industrial Co. Ltd.	6,277	248
^	Posco ICT Co. Ltd.	50,296	247
*	Taihan Electric Wire Co. Ltd.	283,191	240
	AK Holdings Inc.	5,417	240
	SK Gas Ltd.	3,245	238
	TES Co. Ltd.	15,234	238
^	Halla Holdings Corp.	6,224	236
*	Webzen Inc.	14,764	235
	Maeil Dairies Co. Ltd.	3,112	235
*	Hyosung Heavy Industries Corp.	6,779	231
	Seah Besteel Corp.	13,541	228
	Dongwon F&B Co. Ltd.	1,066	226
	Lock&Lock Co. Ltd.	15,389	226
*	Yuanta Securities Korea Co. Ltd.	78,425	223
*	Binex Co. Ltd.	21,825	222
	Cuckoo Homesys Co. Ltd.	6,010	220
	DongKook Pharmaceutical Co. Ltd.	4,442	219
	Vieworks Co. Ltd.	8,021	219
	Namyang Dairy Products Co. Ltd.	415	218
	Green Cross Cell Corp.	5,374	217
*	Hanwha Investment & Securities Co. Ltd.	107,257	217
	Korea Asset In Trust Co. Ltd.	59,170	215
^	Lotte Confectionery Co. Ltd.	1,357	215
*,^	Able C&C Co. Ltd.	18,994	214

58

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	SK Securities Co. Ltd.	349,472	212
	Lotte Food Co. Ltd.	393	212
	Kolmar Korea Holdings Co. Ltd.	6,815	212
^	Huons Global Co. Ltd.	6,002	211
	Samchully Co. Ltd.	2,633	210
*,^	Jenax Inc.	16,614	208
*	Insun ENT Co. Ltd.	24,551	206
*,^	SFA Semicon Co. Ltd.	97,638	206
*	Seobu T&D	22,786	204
	Chongkundang Holdings Corp.	3,115	204
	SK Discovery Co. Ltd.	7,819	204
^	KC Tech Co. Ltd.	11,659	198
	Hansol Paper Co. Ltd.	15,350	197
	BGF Co. Ltd.	27,396	193
	Samyang Corp.	3,651	192
*	Korea Line Corp.	9,171	188
	Toptec Co. Ltd.	21,622	188
	Jusung Engineering Co. Ltd.	26,602	187
	CJ Hello Co. Ltd.	25,075	186
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	185
	NS Shopping Co. Ltd.	14,990	184
*,^	Homecast Co. Ltd.	37,009	183
*	Ssangyong Motor Co.	40,269	182
	InBody Co. Ltd.	9,496	180
	KISWIRE Ltd.	8,000	176
	Hyundai Livart Furniture Co. Ltd.	9,784	175
	Sungwoo Hitech Co. Ltd.	41,909	175
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	175
	iMarketKorea Inc.	20,930	175
	Cuckoo Holdings Co. Ltd.	1,400	174
	i-SENS Inc.	8,269	174
	Namhae Chemical Corp.	18,610	171
	Sindoh Co. Ltd.	3,962	170
	JW Holdings Corp.	29,512	168
*	Duk San Neolux Co. Ltd.	11,208	165
	ST Pharm Co. Ltd.	8,420	165
	E1 Corp.	2,974	164
*	Hansol Holdings Co. Ltd.	40,933	164
*	Interflex Co. Ltd.	13,049	161
*	Lutronic Corp.	20,382	160
	Hankook Shell Oil Co. Ltd.	578	159
	Sung Kwang Bend Co. Ltd.	15,908	159
	INTOPS Co. Ltd.	11,234	157
*,^	Aprogen pharmaceuticals Inc.	69,551	157
^	Hancom Inc.	13,852	157
^	Kolon Corp.	6,659	156
	Muhak Co. Ltd.	13,199	154
*	Gamevil Inc.	3,665	149
	Dae Han Flour Mills Co. Ltd.	842	149
	CJ CheilJedang Corp. Preference Shares	1,253	149
	Youlchon Chemical Co. Ltd.	12,047	147
	Kyobo Securities Co. Ltd.	16,417	146
	Daekyo Co. Ltd.	27,547	146
^	S&T Dynamics Co. Ltd.	22,054	145
	Hyundai Corp.	7,187	144
	It’s Hanbul Co. Ltd.	5,498	143
	Cell Biotech Co. Ltd.	5,481	142
	KT Skylife Co. Ltd.	13,988	141
*	Wonik Holdings Co. Ltd.	31,912	136
^	Eugene Investment & Securities Co. Ltd.	56,837	133
*,^	Vidente Co. Ltd.	25,403	133
	Humedix Co. Ltd.	5,623	130
*	Neowiz	11,282	126
*	CUROCOM Co. Ltd.	112,774	125

59

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

Shares	Market Value ($000)
*,^	Cellumed Co. Ltd.	15,205	122
Sam Young Electronics Co. Ltd.	11,192	122
TK Corp.	12,269	122
Tongyang Life Insurance Co. Ltd.	31,110	121
*	APS Holdings Corp.	32,206	120
*	KTB Investment & Securities Co. Ltd.	44,088	120
*,^	Naturalendo Tech Co. Ltd.	17,385	120
*,^	Hansol Technics Co. Ltd.	22,258	119
*	KONA I Co. Ltd.	11,398	119
^	KC Co. Ltd.	8,503	118
*,§	Hanjin Heavy Industries & Construction Co. Ltd.	16,493	116
*	Eusu Holdings Co. Ltd.	15,078	114
*	SBS Media Holdings Co. Ltd.	55,748	114
*,^	COSON Co. Ltd.	13,992	113
CJ Freshway Corp.	4,321	113
KISCO Corp.	21,795	112
*	Leaders Cosmetics Co. Ltd.	11,056	110
^	ICD Co. Ltd.	12,547	109
DB Financial Investment Co. Ltd.	24,758	108
GOLFZON Co. Ltd.	2,849	107
^	COSMAX NBT Inc.	9,356	107
*,^	Woongjin Thinkbig Co. Ltd.	41,611	106
Byucksan Corp.	41,431	99
*	Coreana Cosmetics Co. Ltd.	22,740	96
*	Samsung Pharmaceutical Co. Ltd.	36,622	94
*,^	KH Vatec Co. Ltd.	12,932	93
*,^	GNCO Co. Ltd.	65,482	92
Hanil Holdings Co. Ltd.	1,818	89
*	Humax Co. Ltd.	14,878	88
Cosmax BTI Inc	4,116	81
Interpark Holdings Corp.	36,083	77
*,^	Lumens Co. Ltd.	37,737	73
*,^	Taewoong Co. Ltd.	8,132	71
*,^	Agabang&Company	22,329	71
SeAH Steel Corp.	1,204	66
*	G-SMATT GLOBAL Co. Ltd.	49,032	56
SeAH Steel Holdings Corp.	1,040	50
*	Doosan Heavy Industries & Construction Co. Ltd. Rights	39,635	49
Maeil Holdings Co. Ltd.	2,889	31
*	LVMC Holdings	1,757	4
796,426
Total Common Stocks (Cost $7,546,800)	6,986,876
Preferred Stocks (0.0%)
*,3, §	CJ Corp - Convert Preference shares	1,911	44

Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.8%)
4,5	Vanguard Market Liquidity Fund	2.545%	1,282,941	128,307

Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.386%	7/5/19	2,850	2,838
Total Temporary Cash Investments (Cost $131,157)	131,145

60

Vanguard® Pacific Stock Index Fund

Schedule of Investments

April 30, 2019

Total Investments (100.8%) (Cost $7,677,957)	7,118,065
Other Assets and Liabilities–Net (-0.8%)[5,6,7]	(54,689)
Net Assets (100%)	7,063,376

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $100,788,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $27,047,000, representing 0.4% of net assets.

3	Perpetual security with no stated maturity date.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $106,846,000 of collateral received for securities on loan, of which $106,835,000 is held in Vanguard Market Liquidity Fund and $11,000 is held in cash.
6	Securities with a value of $2,838,000 and cash of $371,000 have been segregated as initial margin for open futures contracts.
7	Cash of $35,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

61

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA722 062019

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
Common Stocks (99.8%)[1]
Australia (2.2%)
Commonwealth Bank of Australia	585,406	30,766
BHP Group Ltd.	992,846	26,273
Westpac Banking Corp.	1,134,178	22,033
CSL Ltd.	148,959	20,893
Australia & New Zealand Banking Group Ltd.	944,011	18,110
National Australia Bank Ltd.	915,710	16,350
Woolworths Group Ltd.	435,491	9,778
Macquarie Group Ltd.	99,748	9,479
Wesfarmers Ltd.	366,604	9,305
Transurban Group	911,461	8,631
Rio Tinto Ltd.	125,802	8,479
Woodside Petroleum Ltd.	302,149	7,532
Goodman Group	586,762	5,460
Scentre Group	1,726,094	4,656
Brambles Ltd.	538,387	4,575
Newcrest Mining Ltd.	240,667	4,251
Insurance Australia Group Ltd.	762,444	4,236
Aristocrat Leisure Ltd.	227,193	4,182
QBE Insurance Group Ltd.	454,296	4,144
Suncorp Group Ltd.	422,141	3,950
Amcor Ltd.	336,989	3,809
South32 Ltd.	1,608,886	3,800
AGL Energy Ltd.	223,607	3,508
* Coles Group Ltd.	377,112	3,353
Telstra Corp. Ltd.	1,391,540	3,314
ASX Ltd.	61,430	3,227
Santos Ltd.	632,049	3,199
Origin Energy Ltd.	584,161	3,036
Dexus	338,852	2,992
Treasury Wine Estates Ltd.	244,974	2,971
APA Group	423,179	2,873
Sonic Healthcare Ltd.	158,777	2,871
Fortescue Metals Group Ltd.	542,856	2,743
Cochlear Ltd.	18,878	2,495
Mirvac Group	1,241,534	2,485
GPT Group	597,893	2,419
Oil Search Ltd.	434,555	2,380
Stockland	825,630	2,198
Tabcorp Holdings Ltd.	616,288	2,081
James Hardie Industries plc	151,383	2,060
Aurizon Holdings Ltd.	611,003	2,050
Computershare Ltd.	158,199	1,990
Medibank Pvt Ltd.	971,942	1,959
Ramsay Health Care Ltd.	42,093	1,938
Sydney Airport	359,997	1,935
Vicinity Centres	1,045,431	1,875
Lendlease Group	199,798	1,874
BlueScope Steel Ltd.	182,110	1,731
Caltex Australia Ltd.	86,661	1,662
AMP Ltd.	973,520	1,560
Orica Ltd.	116,965	1,534
SEEK Ltd.	114,498	1,471
Magellan Financial Group Ltd.	45,176	1,422
Boral Ltd.	392,125	1,342
Alumina Ltd.	833,349	1,319
Incitec Pivot Ltd.	524,440	1,246
WorleyParsons Ltd.	116,459	1,174
Northern Star Resources Ltd.	201,540	1,167
Coca-Cola Amatil Ltd.	187,699	1,164
Challenger Ltd.	198,954	1,152
Charter Hall Group	165,926	1,149

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Xero Ltd.	29,742	1,144
	Bendigo & Adelaide Bank Ltd.	152,841	1,110
	Atlas Arteria Ltd.	220,096	1,087
	CIMIC Group Ltd.	30,269	1,080
	Downer EDI Ltd.	196,995	1,076
	Crown Resorts Ltd.	111,700	1,047
*	Afterpay Touch Group Ltd.	57,492	1,042
	Healthscope Ltd.	589,741	1,019
	REA Group Ltd.	16,973	957
	Reliance Worldwide Corp. Ltd.	272,834	939
	Altium Ltd.	37,416	894
	Bank of Queensland Ltd.	134,481	879
	Link Administration Holdings Ltd.	161,210	865
	Beach Energy Ltd.	564,598	847
	ALS Ltd.	150,435	843
	DuluxGroup Ltd.	121,559	836
	Ansell Ltd.	42,783	815
	nib holdings Ltd.	200,094	811
	Iluka Resources Ltd.	132,678	810
	Qantas Airways Ltd.	204,473	809
	Star Entertainment Grp Ltd.	247,491	792
	Orora Ltd.	367,957	786
	Evolution Mining Ltd.	348,254	785
	Qube Holdings Ltd.	384,580	768
	Cleanaway Waste Management Ltd.	452,216	718
	OZ Minerals Ltd.	100,727	709
	Whitehaven Coal Ltd.	235,218	698
	AusNet Services	547,825	686
	Appen Ltd.	36,132	647
	Domino’s Pizza Enterprises Ltd.	21,219	643
	JB Hi-Fi Ltd.	35,287	641
	carsales.com Ltd.	66,616	633
	Breville Group Ltd.	45,386	615
	Shopping Centres Australasia Property Group	338,691	612
	Nine Entertainment Co. Holdings Ltd.	473,228	583
	IRESS Ltd.	57,681	583
*	Vocus Group Ltd.	211,206	582
	Steadfast Group Ltd.	240,190	577
^	Metcash Ltd.	278,505	564
	TPG Telecom Ltd.	116,113	552
	Webjet Ltd.	46,305	550
	Pendal Group Ltd.	84,607	545
	Seven Group Holdings Ltd.	38,879	538
2	Viva Energy Group Ltd.	342,480	534
*	Saracen Mineral Holdings Ltd.	270,201	533
	Regis Resources Ltd.	155,747	527
	Corporate Travel Management Ltd.	27,898	525
^	Harvey Norman Holdings Ltd.	176,374	519
	IDP Education Ltd.	46,953	517
	Flight Centre Travel Group Ltd.	17,961	487
	IOOF Holdings Ltd.	105,254	482
	Independence Group NL	149,998	473
	Mineral Resources Ltd.	42,971	473
	Washington H Soul Pattinson & Co. Ltd.	28,998	470
	Cromwell Property Group	587,395	466
*	NEXTDC Ltd.	102,710	463
	BWP Trust	171,794	448
	GrainCorp Ltd. Class A	69,791	443
	Perpetual Ltd.	15,164	438
	St. Barbara Ltd.	190,109	429
	Adelaide Brighton Ltd.	139,832	427
	Tassal Group Ltd.	118,297	427
	Healius Ltd.	193,089	424
	Monadelphous Group Ltd.	29,944	400

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	WiseTech Global Ltd.	25,233	400
	CSR Ltd.	153,212	385
	Sims Metal Management Ltd.	51,767	377
	Costa Group Holdings Ltd.	93,666	375
	Navitas Ltd.	91,551	373
^	InvoCare Ltd.	34,568	373
*	Nufarm Ltd.	104,176	372
	Technology One Ltd.	59,623	370
	Charter Hall Long Wale REIT	113,186	367
	Charter Hall Retail REIT	110,111	361
	Arena REIT	171,583	354
	Bapcor Ltd.	87,324	351
	Aventus Group	211,096	339
*	Mayne Pharma Group Ltd.	681,904	337
	NRW Holdings Ltd.	152,504	316
*	nearmap Ltd.	127,771	314
*	Nanosonics Ltd.	88,305	308
	Viva Energy REIT	172,615	300
*	Lynas Corp. Ltd.	213,777	299
	G8 Education Ltd.	138,748	298
	Super Retail Group Ltd.	48,655	297
	Premier Investments Ltd.	23,993	289
	National Storage REIT	228,553	288
	Inghams Group Ltd.	88,279	277
	Bega Cheese Ltd.	76,625	274
	IPH Ltd.	54,206	273
	Charter Hall Education Trust	102,041	268
	Platinum Asset Management Ltd.	76,033	267
	Ausdrill Ltd.	228,452	265
*	Gold Road Resources Ltd.	390,615	258
^	Rural Funds Group	159,898	256
	ARB Corp. Ltd.	19,394	248
*,^	Pilbara Minerals Ltd.	573,740	247
	Southern Cross Media Group Ltd.	276,821	246
	Mount Gibson Iron Ltd.	286,220	241
	Abacus Property Group	89,420	238
^	Blackmores Ltd.	3,503	228
	Resolute Mining Ltd.	281,296	225
	GUD Holdings Ltd.	26,796	223
^	Service Stream Ltd.	133,412	222
	oOh!media Ltd.	82,554	220
*	Clinuvel Pharmaceuticals Ltd.	12,554	212
	HUB24 Ltd.	19,929	211
	Aveo Group	139,512	210
	SmartGroup Corp. Ltd.	34,915	209
	Brickworks Ltd.	18,036	208
	Australian Pharmaceutical Industries Ltd.	199,828	203
	Growthpoint Properties Australia Ltd.	68,415	203
	Credit Corp. Group Ltd.	11,940	201
	Sandfire Resources NL	38,621	192
	Western Areas Ltd.	119,037	190
	SpeedCast International Ltd.	68,230	187
	Ardent Leisure Group Ltd.	199,337	180
	Collins Foods Ltd.	33,101	174
	Netwealth Group Ltd.	25,691	172
*	Aurelia Metals Ltd.	325,635	171
	Pro Medicus Ltd.	11,817	171
	Select Harvests Ltd.	37,320	169
	GDI Property Group	169,730	166
*	Australian Agricultural Co. Ltd.	198,343	165
*,^	Bellamy’s Australia Ltd.	21,436	163
	Ingenia Communities Group	74,082	161
	HT&E Ltd.	131,170	160
	Elders Ltd.	36,460	155

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	GWA Group Ltd.	65,018	154
	Bingo Industries Ltd.	126,417	150
*,^	Mesoblast Ltd.	129,441	150
*,^	Orocobre Ltd.	62,464	147
	Hotel Property Investments	60,363	145
	McMillan Shakespeare Ltd.	15,440	144
	Genworth Mortgage Insurance Australia Ltd.	81,279	137
	Centuria Industrial REIT	64,056	136
	Sigma Healthcare Ltd.	353,007	131
	New Hope Corp. Ltd.	68,583	130
*,^	Kidman Resources Ltd.	136,924	125
*	Emeco Holdings Ltd.	85,038	125
	Estia Health Ltd.	60,540	123
	Pact Group Holdings Ltd.	65,730	122
*	Infigen Energy	372,239	121
*	Cooper Energy Ltd.	315,540	120
	Lovisa Holdings Ltd.	16,436	117
^	BWX Ltd.	76,173	116
*,^	Dacian Gold Ltd.	82,981	115
*	Starpharma Holdings Ltd.	129,509	115
*,^	Galaxy Resources Ltd.	111,184	115
	OFX Group Ltd.	100,137	108
^	Domain Holdings Australia Ltd.	56,609	108
^	Freedom Foods Group Ltd.	29,219	107
	Navigator Global Investments Ltd.	36,584	103
	Automotive Holdings Group Ltd.	60,314	102
	ERM Power Ltd.	79,429	98
*,^	Myer Holdings Ltd.	192,568	97
	A2B Australia Ltd.	65,725	93
*	Village Roadshow Ltd.	36,503	93
*	IMF Bentham Ltd.	44,080	86
	Decmil Group Ltd.	125,952	84
	Accent Group Ltd.	73,467	84
*	Senex Energy Ltd.	319,614	80
	SeaLink Travel Group Ltd.	27,840	79
*,^	New Century Resources Ltd.	145,905	77
*	Seven West Media Ltd.	191,420	76
	Cedar Woods Properties Ltd.	18,566	75
*	Cardno Ltd.	104,821	74
	FlexiGroup Ltd.	73,158	72
	Japara Healthcare Ltd.	64,092	70
*	Perseus Mining Ltd.	207,674	66
	Regis Healthcare Ltd.	27,703	66
*,^	Syrah Resources Ltd.	80,877	63
*,^	Westgold Resources Ltd.	57,371	60
	Eclipx Group Ltd.	79,787	57
	Virtus Health Ltd.	18,856	53
	SG Fleet Group Ltd.	27,592	48
*	Asaleo Care Ltd.	64,802	42
	MACA Ltd.	54,308	39
*	Liquefied Natural Gas Ltd.	123,849	38
*	Superloop Ltd.	31,917	38
*,^	Clean TeQ Holdings Ltd.	164,077	36
*	Cash Converters International Ltd.	322,385	35
	Vita Group Ltd.	27,685	34
*	Karoon Energy Ltd.	40,339	27
^	Ainsworth Game Technology Ltd.	39,806	23
	WPP AUNZ Ltd.	58,559	23
*,§	Quintis Ltd.	62,856	13
*,§	DSHE Holdings Ltd.	14,824	—
			379,050
Austria (0.1%)
	Erste Group Bank AG	89,422	3,578
	OMV AG	47,039	2,523

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	voestalpine AG	41,305	1,329
	Raiffeisen Bank International AG	45,836	1,223
	ANDRITZ AG	23,603	1,127
*	Verbund AG	21,163	1,051
	Wienerberger AG	36,350	836
	IMMOFINANZ AG	30,574	784
	CA Immobilien Anlagen AG	21,500	754
	UNIQA Insurance Group AG	59,682	636
*,2	BAWAG Group AG	11,072	539
	Lenzing AG	4,449	500
	Schoeller-Bleckmann Oilfield Equipment AG	4,325	404
	Oesterreichische Post AG	9,480	369
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	362
	S IMMO AG	16,526	362
	Telekom Austria AG Class A	35,662	267
	DO & CO AG	2,285	193
	EVN AG	12,654	189
	Strabag SE	5,036	169
^	Porr AG	6,054	161
	Flughafen Wien AG	3,428	151
	Agrana Beteiligungs AG	4,952	111
	Palfinger AG	2,713	89
	Kapsch TrafficCom AG	2,165	80
*	Zumtobel Group AG	6,626	48
*,§	Strabag SE Rights Exp. 6/28/2021	5,036	7
			17,842
Belgium (0.4%)
	Anheuser-Busch InBev SA/NV	254,866	22,660
	KBC Group NV	91,253	6,774
	Ageas	61,533	3,252
	Umicore SA	74,185	2,879
	Solvay SA Class A	23,024	2,776
	UCB SA	34,202	2,718
	Groupe Bruxelles Lambert SA	22,699	2,174
*	Argenx SE	12,755	1,635
	Proximus SADP	51,216	1,434
	Colruyt SA	16,495	1,191
	Ackermans & van Haaren NV	6,847	1,103
	Cofinimmo SA	8,022	1,026
	Sofina SA	4,748	978
	Telenet Group Holding NV	17,753	943
	Warehouses De Pauw CVA	6,080	912
	Aedifica SA	8,276	743
	Elia System Operator SA/NV	9,767	659
	Ontex Group NV	24,697	622
	Barco NV	3,037	540
	KBC Ancora	9,536	487
	Euronav NV	51,112	484
^	Melexis NV	5,683	457
	Befimmo SA	7,515	431
^	bpost SA	31,474	379
	Montea C.V.A	4,187	352
	Bekaert SA	12,070	330
*	AGFA-Gevaert NV	71,121	308
	Gimv NV	5,013	302
*	Tessenderlo Chemie NV (Voting Shares)	8,051	291
	Retail Estates NV	3,094	289
	Fagron	11,952	237
	Kinepolis Group NV	3,966	236
	D’ieteren SA/NV	5,632	233
	Orange Belgium SA	9,214	193
	EVS Broadcast Equipment SA	7,220	185
	Cie d’Entreprises CFE	1,711	171
	Van de Velde NV	4,488	152

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Econocom Group SA/NV	30,696	128
*	Ion Beam Applications	7,080	128
*,^	Mithra Pharmaceuticals SA	4,335	124
	Wereldhave Belgium Comm VA	718	69
^	Greenyard NV	6,750	29
			61,014
Brazil (0.8%)
	Banco Bradesco SA ADR	1,090,806	9,883
	Vale SA Class B ADR	680,548	8,697
	Itau Unibanco Holding SA Preference Shares	844,527	7,286
	Petroleo Brasileiro SA Preference Shares	1,028,092	7,108
	Itau Unibanco Holding SA ADR	752,903	6,513
	Vale SA	507,552	6,485
	B3 SA - Brasil Bolsa Balcao	629,250	5,528
	Petroleo Brasileiro SA Preference Shares	317,850	4,386
	Banco do Brasil SA	338,793	4,292
	Petroleo Brasileiro SA	541,146	4,135
	Itausa - Investimentos Itau SA Preference Shares	1,354,039	4,113
	Banco Bradesco SA Preference Shares	442,609	4,016
	Ambev SA ADR	798,648	3,762
	Ambev SA	636,937	3,000
	Lojas Renner SA	233,240	2,789
	Suzano SA	191,434	1,988
*	Rumo SA	386,883	1,786
	Localiza Rent a Car SA	189,037	1,745
	Telefonica Brasil SA Preference Shares	141,464	1,680
	JBS SA	325,398	1,641
	Ultrapar Participacoes SA	296,096	1,586
	IRB Brasil Resseguros S/A	62,745	1,503
	BB Seguridade Participacoes SA	207,839	1,498
*	BRF SA	186,824	1,479
	Banco Santander Brasil SA	122,100	1,402
	Cia de Saneamento Basico do Estado de Sao Paulo	109,600	1,314
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	52,321	1,288
	Petroleo Brasileiro SA	84,295	1,284
	Raia Drogasil SA	71,400	1,259
	Kroton Educacional SA	505,036	1,256
	Magazine Luiza SA	24,600	1,200
*	Equatorial Energia SA	56,600	1,185
	CCR SA	391,144	1,166
	WEG SA	237,278	1,124
	Banco Bradesco SA	131,121	1,037
	Klabin SA	232,700	985
	Hypera SA	134,312	962
	Lojas Americanas SA Preference Shares	230,858	926
	Gerdau SA Preference Shares	256,200	925
	Notre Dame Intermedica Participacoes SA	96,600	865
	Natura Cosmeticos SA	61,700	822
	BR Malls Participacoes SA	254,818	799
	Centrais Eletricas Brasileiras SA Preference Shares	89,700	793
	Braskem SA Preference Shares	64,180	782
	Centrais Eletricas Brasileiras SA	92,500	771
	Cielo SA	387,988	760
	Cia Energetica de Minas Gerais Preference Shares	199,976	752
	Embraer SA ADR	36,363	728
	Cosan SA	57,700	690
	Banco BTG Pactual SA	63,692	672
	Petrobras Distribuidora SA	106,395	643
	Energisa SA	58,115	620
	Engie Brasil Energia SA	53,875	611
	Sul America SA	74,944	596
	CVC Brasil Operadora e Agencia de Viagens SA	40,800	591
*	Azul SA Prior Preference Shares.	67,548	586
	Atacadao SA	108,171	585

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	B2W Cia Digital	58,462	570
	Bradespar SA Preference Shares	67,900	552
	TIM Participacoes SA	182,600	544
	Estacio Participacoes SA	77,400	537
	Cia Energetica de Minas Gerais	116,524	525
	TOTVS SA	42,900	487
	Transmissora Alianca de Energia Eletrica SA	70,927	475
	EDP - Energias do Brasil SA	103,467	462
	Embraer SA	91,400	458
	Multiplan Empreendimentos Imobiliarios SA	72,021	440
	Cia Siderurgica Nacional SA	108,200	401
	Cia Energetica de Sao Paulo Preference Shares	60,785	400
	Linx SA	47,900	393
	Porto Seguro SA	28,372	392
	Banco do Estado do Rio Grande do Sul SA Preference Shares	62,398	389
	Fleury SA	71,200	377
	Cia de Saneamento do Parana	18,060	361
	Cia de Saneamento de Minas Gerais-COPASA	20,489	361
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	347
	Metalurgica Gerdau SA Preference Shares Class A	199,300	346
	Gerdau SA ADR	94,126	337
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	62,308	334
	BK Brasil Operacao e Assessoria a Restaurantes SA	57,000	330
	Cia Siderurgica Nacional SA ADR	89,670	327
	Cia Hering	38,400	313
	Odontoprev SA	71,900	306
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	136,371	300
	Cia de Saneamento do Parana Preference Shares	82,300	299
	Qualicorp Consultoria e Corretora de Seguros SA	67,000	294
	Duratex SA	112,885	286
	MRV Engenharia e Participacoes SA	75,200	278
2	Hapvida Participacoes e Investimentos SA	35,800	276
	M Dias Branco SA	25,200	267
	Marcopolo SA Preference Shares	273,209	245
	Smiles Fidelidade SA	19,500	244
	Alpargatas SA Preference Shares	59,861	239
	Sao Martinho SA	48,700	237
	Cia Paranaense de Energia	23,100	224
*	Cosan Logistica SA	60,300	224
	Lojas Americanas SA	68,029	222
	Cia de Locacao das Americas	21,175	221
*	Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	217
	Iguatemi Empresa de Shopping Centers SA	21,200	206
	TIM Participacoes SA ADR	13,500	200
	Iochpe Maxion SA	37,596	191
	Arezzo Industria e Comercio SA	14,200	185
	Cia Paranaense de Energia Preference Shares	17,400	183
	Grendene SA	89,100	167
	Aliansce Shopping Centers SA	34,069	165
	Light SA	29,973	162
	Construtora Tenda SA	33,772	155
	Randon Participacoes SA Preference Shares	71,064	154
	Ez Tec Empreendimentos e Participacoes SA	26,495	146
*	Marfrig Global Foods SA	77,700	145
	SLC Agricola SA	13,300	139
	Movida Participacoes SA	43,300	132
	Alupar Investimento SA	21,758	130
	AES Tiete Energia SA	46,361	128
	EcoRodovias Infraestrutura e Logistica SA	56,200	116
	Unipar Carbocloro SA Preference Shares	10,896	108
	Via Varejo SA	100,500	105
	Tupy SA	23,300	104
	BR Properties SA	44,276	99
2	Banco Inter SA Preference Shares	5,602	93

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Enauta Participacoes SA	25,600	87
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,538	84
	Santos Brasil Participacoes SA	77,500	75
	Mahle-Metal Leve SA	12,100	74
	Guararapes Confeccoes SA	2,000	73
*	Minerva SA	34,300	73
	Instituto Hermes Pardini SA	12,400	64
	Alliar Medicos A Frente SA	14,900	57
	Wiz Solucoes e Corretagem de Seguros SA	27,200	57
2	Ser Educacional SA	9,347	55
	Sonae Sierra Brasil SA	7,200	54
*	Even Construtora e Incorporadora SA	29,000	48
*	Dommo Energia SA	343,800	42
	Camil Alimentos SA	17,600	31
*	Eneva SA	4,869	25
	LOG Commercial Properties e Participacoes SA	5,425	24
	Anima Holding SA	1,464	7
			145,858
Canada (3.0%)
	Royal Bank of Canada	489,754	39,032
	Toronto-Dominion Bank	626,831	35,756
	Enbridge Inc.	658,290	24,318
	Bank of Nova Scotia	411,579	22,666
	Canadian National Railway Co. (Toronto Shares)	238,198	22,125
	Suncor Energy Inc.	524,285	17,290
	Bank of Montreal (XTSE)	207,800	16,414
	TransCanada Corp.	306,433	14,625
	Brookfield Asset Management Inc. Class A	279,168	13,459
	Manulife Financial Corp.	645,735	11,891
	Canadian Imperial Bank of Commerce (XTSE)	141,144	11,885
	Canadian Natural Resources Ltd.	385,374	11,570
	Nutrien Ltd.	202,131	10,963
	Canadian Pacific Railway Ltd.	46,501	10,419
	Alimentation Couche-Tard Inc. Class B	139,445	8,222
	Sun Life Financial Inc.	195,708	8,131
	Waste Connections Inc. (XTSE)	87,424	8,114
	Rogers Communications Inc. Class B	122,117	6,148
	Pembina Pipeline Corp.	165,661	5,923
*	CGI Inc.	81,813	5,889
	Magna International Inc.	101,349	5,641
^	Constellation Software Inc.	6,381	5,630
	Fortis Inc.	146,382	5,411
	National Bank of Canada	111,947	5,333
	BCE Inc.	110,326	4,936
	Restaurant Brands International Inc.	73,091	4,771
	Barrick Gold Corp. (XTSE)	352,731	4,484
	Thomson Reuters Corp.	68,940	4,260
	Fairfax Financial Holdings Ltd.	8,836	4,214
	Franco-Nevada Corp.	56,408	4,042
	Teck Resources Ltd. Class B	161,869	3,828
	Cenovus Energy Inc.	345,126	3,421
	Agnico Eagle Mines Ltd.	81,457	3,373
	Intact Financial Corp.	39,868	3,262
	Open Text Corp.	84,700	3,256
	Dollarama Inc.	107,836	3,239
	Wheaton Precious Metals Corp.	148,192	3,206
*,^	Canopy Growth Corp.	59,000	2,980
	Loblaw Cos. Ltd.	60,269	2,953
	Shaw Communications Inc. Class B	140,320	2,842
	Power Corp. of Canada	122,690	2,815
	Metro Inc.	75,630	2,738
*	Bausch Health Cos. Inc.	117,408	2,712
	Saputo Inc.	72,800	2,489
	Gildan Activewear Inc.	66,300	2,445

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	First Quantum Minerals Ltd.	229,923	2,428
*	Barrick Gold Corp. (XLON)	214,008	2,376
*,^	Aurora Cannabis Inc.	254,166	2,309
	Imperial Oil Ltd.	79,090	2,298
	Encana Corp. (XTSE)	325,753	2,256
	TELUS Corp.	61,200	2,253
	Great-West Lifeco Inc.	87,600	2,202
^	Inter Pipeline Ltd.	133,700	2,178
^	Canadian Tire Corp. Ltd. Class A	19,142	2,107
	Kirkland Lake Gold Ltd.	64,300	2,079
	Algonquin Power & Utilities Corp.	182,068	2,078
	CCL Industries Inc. Class B	48,500	2,069
	CAE Inc.	88,300	2,054
	RioCan REIT	99,700	1,917
	WSP Global Inc.	33,503	1,809
	Power Financial Corp.	75,060	1,789
	Canadian Apartment Properties REIT	47,736	1,708
	George Weston Ltd.	22,052	1,647
	Keyera Corp.	69,142	1,598
	H&R REIT	92,803	1,586
	Cameco Corp.	142,836	1,576
	SNC-Lavalin Group Inc.	61,500	1,533
2	Hydro One Ltd.	94,516	1,530
	Onex Corp.	26,300	1,526
*	BlackBerry Ltd.	164,132	1,506
	Parkland Fuel Corp.	48,540	1,496
	Methanex Corp.	25,700	1,409
*	Kinross Gold Corp.	432,049	1,374
	Tourmaline Oil Corp.	87,042	1,301
	iA Financial Corp. Inc.	32,600	1,298
	Toromont Industries Ltd.	24,600	1,279
	Ritchie Bros Auctioneers Inc.	35,900	1,249
	Empire Co. Ltd.	54,529	1,213
	Encana Corp. (XNYS)	174,210	1,207
	Allied Properties REIT	33,592	1,189
*	Bombardier Inc. Class B	692,901	1,184
	AltaGas Ltd.	88,673	1,179
	TMX Group Ltd.	18,364	1,171
^	Vermilion Energy Inc.	45,869	1,171
	Lundin Mining Corp.	216,784	1,163
	West Fraser Timber Co. Ltd.	22,100	1,138
*	Air Canada Class B	46,893	1,126
	Husky Energy Inc.	103,399	1,122
	CI Financial Corp.	76,800	1,105
^	PrairieSky Royalty Ltd.	73,782	1,063
*,^	Cronos Group Inc.	61,000	1,045
	Quebecor Inc. Class B	41,600	1,037
*	Canada Goose Holdings Inc.	19,290	1,030
	Canadian Utilities Ltd. Class A	35,676	983
*	Descartes Systems Group Inc.	23,800	950
	SmartCentres REIT	37,200	941
	Finning International Inc.	51,600	926
	Stantec Inc.	36,200	907
*	Stars Group Inc.	47,781	902
	TFI International Inc.	27,130	891
	Element Fleet Management Corp.	143,200	888
*	B2Gold Corp.	322,593	877
	FirstService Corp.	9,921	863
	Pan American Silver Corp.	67,125	855
*	Parex Resources Inc.	48,843	832
	Atco Ltd.	23,600	809
^	Choice Properties REIT	78,533	800
	Gibson Energy Inc.	48,358	797
	Colliers International Group Inc.	11,876	763

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Capital Power Corp.	33,317	751
	First Capital Realty Inc.	46,600	743
*	Seven Generations Energy Ltd. Class A	94,531	741
	Yamana Gold Inc.	332,140	729
	Cott Corp.	46,936	727
*	Great Canadian Gaming Corp.	18,900	726
^	ARC Resources Ltd.	114,100	725
	IGM Financial Inc.	26,100	721
	Crescent Point Energy Corp.	185,800	716
^	Chartwell Retirement Residences	64,900	712
	Granite REIT	15,100	687
	Boyd Group Income Fund	6,100	670
	Northland Power Inc.	37,545	668
^	Enerplus Corp.	72,770	666
	OceanaGold Corp.	224,908	631
	Stella-Jones Inc.	17,932	612
	Emera Inc.	16,156	607
^	Canadian Western Bank	26,900	603
	TransAlta Corp.	86,660	585
^	Dream Global REIT	56,000	576
	Osisko Gold Royalties Ltd.	50,547	571
	Alamos Gold Inc. Class A	122,566	569
*,^	Aphria Inc.	72,900	556
	Linamar Corp.	14,300	542
	Whitecap Resources Inc.	134,159	540
	Maple Leaf Foods Inc.	23,000	537
	NFI Group Inc.	20,900	529
*	Ivanhoe Mines Ltd.	217,200	529
	Hudbay Minerals Inc.	79,265	528
	Premium Brands Holdings Corp.	8,700	523
*	Detour Gold Corp.	57,700	513
^	Cominar REIT	60,240	505
*	Turquoise Hill Resources Ltd.	319,209	477
*	Pretium Resources Inc.	61,929	470
*	IAMGOLD Corp.	153,394	461
	Innergex Renewable Energy Inc.	43,100	456
*	Kinaxis Inc.	7,877	430
*	SSR Mining Inc.	37,094	427
*	Shopify Inc. Class A (XTSE)	1,700	413
^	Laurentian Bank of Canada	13,015	412
	Norbord Inc.	16,172	412
	BRP Inc.	13,217	411
	Pason Systems Inc.	26,654	397
	Cineplex Inc.	20,300	388
^	Superior Plus Corp.	44,353	387
	Enerflex Ltd.	27,305	378
*	ATS Automation Tooling Systems Inc.	23,300	373
	Dream Office REIT	20,828	362
*,^	Home Capital Group Inc. Class B	25,200	356
	North West Co. Inc.	16,800	355
*,^	First Majestic Silver Corp.	57,500	353
^	Artis REIT	43,300	337
*	MEG Energy Corp.	74,719	332
*	Endeavour Mining Corp.	23,000	327
^	Genworth MI Canada Inc.	10,500	326
*	Centerra Gold Inc.	64,052	326
	TransAlta Renewables Inc.	31,300	324
*	Alacer Gold Corp.	118,300	313
	Winpak Ltd.	9,500	313
	Northview Apartment REIT	14,863	313
^	Boardwalk REIT	10,400	302
*	Baytex Energy Corp.	147,813	300
	Martinrea International Inc.	29,300	298
*	SEMAFO Inc.	112,000	298

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	NovaGold Resources Inc.	73,600	293
	Enghouse Systems Ltd.	12,000	293
	ShawCor Ltd.	19,700	292
	Russel Metals Inc.	16,400	289
*	Celestica Inc.	40,101	286
	Canadian Imperial Bank of Commerce (XNYS)	3,342	281
*	Precision Drilling Corp.	112,900	277
	Corus Entertainment Inc. Class B	48,229	274
*	Torex Gold Resources Inc.	27,758	265
	Bank of Montreal (XNYS)	3,309	261
	Aecon Group Inc.	17,600	252
	ECN Capital Corp.	75,845	243
	Secure Energy Services Inc.	40,536	243
	Ensign Energy Services Inc.	57,600	242
^	TORC Oil & Gas Ltd.	67,314	241
	Transcontinental Inc. Class A	19,900	239
*	NuVista Energy Ltd.	73,073	238
	Hudson’s Bay Co.	41,600	231
^	Westshore Terminals Investment Corp.	14,700	231
^	WestJet Airlines Ltd.	16,200	229
	Eldorado Gold Corp.	50,101	209
*	Canfor Corp.	19,600	205
	Mullen Group Ltd.	26,731	200
*	China Gold International Resources Corp. Ltd.	152,000	199
	Birchcliff Energy Ltd.	75,420	197
*	Kelt Exploration Ltd.	47,151	195
^	Peyto Exploration & Development Corp.	42,800	193
	Cogeco Communications Inc.	2,800	186
*	Gran Tierra Energy Inc. (XTSE)	58,134	140
*,^	Paramount Resources Ltd. Class A	19,353	129
^	Just Energy Group Inc.	34,800	127
	Cascades Inc.	21,000	126
	CES Energy Solutions Corp.	64,600	126
*	Sierra Wireless Inc.	8,900	119
	Dorel Industries Inc. Class B	13,218	116
	First National Financial Corp.	4,600	110
	Maxar Technologies Inc.	18,320	90
	Morguard REIT	9,540	87
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	87,681	33
*	Bombardier Inc. Class A	13,420	24
			528,942
Chile (0.1%)
	Empresas COPEC SA	166,255	2,086
	SACI Falabella	226,476	1,672
	Banco de Chile	8,743,105	1,283
	Empresas CMPC SA	362,835	1,221
	Enel Americas SA	6,627,293	1,163
	Latam Airlines Group SA	116,592	1,156
	Banco de Credito e Inversiones SA	13,197	879
	Banco Santander Chile	12,447,379	875
	Colbun SA	3,755,058	839
	Cencosud SA	409,838	778
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	17,998	642
	Cia Cervecerias Unidas SA	45,662	631
*	Parque Arauco SA	209,058	577
	Itau CorpBanca	61,154,961	546
	Banco Santander Chile ADR	18,759	525
	Enel Americas SA ADR	59,027	516
^	Sociedad Quimica y Minera de Chile SA ADR	13,980	498
	Enel Chile SA	4,921,198	496
	Aguas Andinas SA Class A	846,239	487
	Empresa Nacional de Telecomunicaciones SA	39,628	415
	Enel Chile SA ADR	65,984	332
	Engie Energia Chile SA	169,857	326

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	CAP SA	25,734	294
	Inversiones Aguas Metropolitanas SA	170,403	263
	Vina Concha y Toro SA	121,838	256
	SONDA SA	162,965	254
	AES Gener SA	823,686	224
	Embotelladora Andina SA Preference Shares	61,493	220
	Ripley Corp. SA	238,372	205
*	Cia Sud Americana de Vapores SA	6,248,773	199
*	SMU SA	719,143	190
	Inversiones La Construccion SA	9,475	166
*	Salfacorp SA	101,820	133
	Besalco SA	135,365	124
	Plaza SA	42,139	101
	Sociedad de Inversiones Oro Blanco SA	17,521,951	96
	Forus SA	34,712	90
	Empresas Tricot SA	54,758	70
			20,828
China (3.3%)
	Tencent Holdings Ltd.	1,886,367	92,975
*	Alibaba Group Holding Ltd. ADR	398,826	74,010
	China Construction Bank Corp.	29,980,271	26,430
	Ping An Insurance Group Co. of China Ltd.	1,697,252	20,545
	Industrial & Commercial Bank of China Ltd.	25,881,245	19,467
	China Mobile Ltd.	1,734,937	16,554
*	Baidu Inc. ADR	90,137	14,983
	Bank of China Ltd.	25,038,543	11,956
	CNOOC Ltd.	5,090,655	9,246
*	JD.com Inc. ADR	253,910	7,686
	China Life Insurance Co. Ltd.	2,362,892	6,714
	NetEase Inc. ADR	22,890	6,513
	China Petroleum & Chemical Corp.	7,996,879	6,147
	China Merchants Bank Co. Ltd.	1,221,444	6,045
*	Ctrip.com International Ltd. ADR	122,190	5,382
	Agricultural Bank of China Ltd.	10,638,500	4,917
*,^,2	Xiaomi Corp. Class B	3,096,293	4,759
*	New Oriental Education & Technology Group Inc. ADR	46,166	4,407
	PetroChina Co. Ltd.	6,916,000	4,384
	China Overseas Land & Investment Ltd.	1,144,480	4,288
	Country Garden Holdings Co. Ltd.	2,626,230	4,232
*	TAL Education Group ADR	107,300	4,128
	Sunac China Holdings Ltd.	763,900	3,937
	China Pacific Insurance Group Co. Ltd.	901,800	3,701
	China Resources Land Ltd.	805,909	3,510
	Geely Automobile Holdings Ltd.	1,679,000	3,382
2	China Tower Corp. Ltd.	12,046,576	3,261
	Shenzhou International Group Holdings Ltd.	239,691	3,222
	CSPC Pharmaceutical Group Ltd.	1,514,000	2,922
	ANTA Sports Products Ltd.	408,000	2,870
	Sunny Optical Technology Group Co. Ltd.	226,000	2,765
	PICC Property & Casualty Co. Ltd.	2,382,330	2,677
	China Shenhua Energy Co. Ltd.	1,156,000	2,559
	China Resources Beer Holdings Co. Ltd.	552,681	2,529
	ENN Energy Holdings Ltd.	262,718	2,483
^	China Evergrande Group	766,000	2,457
	CITIC Ltd.	1,685,000	2,454
	China Telecom Corp. Ltd.	4,714,034	2,443
	Anhui Conch Cement Co. Ltd.	400,000	2,442
*	58.com Inc. ADR	33,300	2,391
	China Unicom Hong Kong Ltd.	1,931,574	2,294
	China Vanke Co. Ltd.	587,789	2,274
	ZTO Express Cayman Inc. ADR	111,822	2,229
	Hengan International Group Co. Ltd.	252,230	2,218
*,^	Autohome Inc. ADR	18,930	2,186
	Longfor Group Holdings Ltd.	583,500	2,158

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sino Biopharmaceutical Ltd.	2,232,500	2,149
	Bank of Communications Co. Ltd.	2,393,058	2,018
	China Conch Venture Holdings Ltd.	596,498	2,016
	New China Life Insurance Co. Ltd.	355,801	1,973
*,2	Wuxi Biologics Cayman Inc.	186,926	1,883
	Guangdong Investment Ltd.	1,004,000	1,878
2	Postal Savings Bank of China Co. Ltd.	3,083,000	1,876
	China Gas Holdings Ltd.	553,800	1,786
	China CITIC Bank Corp. Ltd.	2,689,525	1,726
	CITIC Securities Co. Ltd.	778,000	1,686
^	BYD Co. Ltd.	245,460	1,675
	China Taiping Insurance Holdings Co. Ltd.	511,659	1,556
	Haitong Securities Co. Ltd.	1,167,539	1,506
*	Alibaba Health Information Technology Ltd.	1,246,000	1,492
	Huazhu Group Ltd. ADR	35,100	1,488
	China Minsheng Banking Corp. Ltd.	1,957,512	1,471
	China Communications Construction Co. Ltd.	1,516,875	1,461
	Sinopharm Group Co. Ltd.	370,000	1,454
*	SINA Corp.	22,791	1,434
*	BeiGene Ltd. ADR	11,158	1,386
	China Resources Gas Group Ltd.	294,000	1,365
*	Vipshop Holdings Ltd. ADR	153,900	1,325
	China Jinmao Holdings Group Ltd.	1,950,000	1,264
	Fosun International Ltd.	804,964	1,250
*,^	Meituan Dianping Class B	170,460	1,241
*	Weibo Corp. ADR	18,062	1,237
	Shimao Property Holdings Ltd.	404,000	1,231
	China National Building Material Co. Ltd.	1,290,750	1,201
	CRRC Corp. Ltd.	1,366,800	1,194
	China Everbright International Ltd.	1,212,777	1,189
	Guangzhou Automobile Group Co. Ltd.	1,071,399	1,154
*,2	People’s Insurance Co. Group of China Ltd.	2,787,000	1,141
	Haier Electronics Group Co. Ltd.	396,000	1,132
	Brilliance China Automotive Holdings Ltd.	1,014,000	1,117
2	Huatai Securities Co. Ltd.	589,964	1,112
	Beijing Enterprises Water Group Ltd.	1,687,015	1,047
	Kunlun Energy Co. Ltd.	954,000	1,009
	Weichai Power Co. Ltd.	613,400	1,004
*	Li Ning Co. Ltd.	548,249	996
	Dongfeng Motor Group Co. Ltd.	1,004,000	975
*,^	Alibaba Pictures Group Ltd.	4,310,000	969
	Momo Inc. ADR	27,473	964
	Yangzijiang Shipbuilding Holdings Ltd.	828,136	958
	China Railway Group Ltd.	1,206,000	951
	Zhuzhou CRRC Times Electric Co. Ltd.	186,909	950
2	CGN Power Co. Ltd.	3,515,832	928
	China Longyuan Power Group Corp. Ltd.	1,340,000	924
	China Resources Power Holdings Co. Ltd.	639,400	895
	TravelSky Technology Ltd.	341,000	877
	Huaneng Power International Inc.	1,358,000	869
	Beijing Enterprises Holdings Ltd.	163,000	869
*	iQIYI Inc. ADR	39,142	865
	Kingboard Holdings Ltd.	265,340	865
	ZTE Corp.	266,814	851
	Kingdee International Software Group Co. Ltd.	692,000	849
2	China Galaxy Securities Co. Ltd.	1,294,500	848
*	Pinduoduo Inc. ADR	37,692	838
	Yihai International Holding Ltd.	169,000	835
	Shanghai Jinjiang International Travel Co. Ltd. Class B	425,001	798
*	Genscript Biotech Corp.	312,000	796
	China Cinda Asset Management Co. Ltd.	2,974,000	793
	China Merchants Port Holdings Co. Ltd.	392,000	793
	Zijin Mining Group Co. Ltd.	2,029,301	793
^	Great Wall Motor Co. Ltd.	959,058	781

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	China International Capital Corp. Ltd.	362,000	779
*	Country Garden Services Holdings Co. Ltd.	421,141	778
	CIFI Holdings Group Co. Ltd.	1,162,000	772
	Tsingtao Brewery Co. Ltd.	116,322	742
	GF Securities Co. Ltd.	546,200	739
2	China Resources Pharmaceutical Group Ltd.	513,000	730
	Agile Group Holdings Ltd.	481,500	727
	Far East Horizon Ltd.	654,000	727
	China Railway Construction Corp. Ltd.	608,626	719
	China Communications Services Corp. Ltd.	886,000	715
	China Hongqiao Group Ltd.	864,000	712
2	3SBio Inc.	382,000	706
	Kingsoft Corp. Ltd.	270,000	692
	COSCO SHIPPING Ports Ltd.	688,000	686
	China Resources Cement Holdings Ltd.	682,000	684
^	Future Land Development Holdings Ltd.	572,000	682
	Zhejiang Expressway Co. Ltd.	622,000	667
*	51job Inc. ADR	7,198	665
	Yanzhou Coal Mining Co. Ltd.	616,000	658
*,2	China Huarong Asset Management Co. Ltd.	3,060,000	656
	Guangzhou R&F Properties Co. Ltd.	325,000	647
	Air China Ltd.	540,000	644
*	GDS Holdings Ltd. ADR	16,200	634
	Chongqing Rural Commercial Bank Co. Ltd.	1,050,000	614
	China State Construction International Holdings Ltd.	591,750	614
	Jiangxi Copper Co. Ltd.	461,000	612
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	174,639	601
	Shenzhen International Holdings Ltd.	275,000	594
2	Guotai Junan Securities Co. Ltd.	277,800	594
	Shanghai Pharmaceuticals Holding Co. Ltd.	281,900	590
	China Oilfield Services Ltd.	542,000	580
	China Southern Airlines Co. Ltd.	652,000	567
2	Sinopec Engineering Group Co. Ltd.	584,635	565
2	Luye Pharma Group Ltd.	585,000	531
	Inner Mongolia Yitai Coal Co. Ltd. Class B	441,804	529
*	China First Capital Group Ltd.	1,256,000	529
	Angang Steel Co. Ltd.	776,000	522
	Shandong Weigao Group Medical Polymer Co. Ltd.	520,000	511
	Zhongsheng Group Holdings Ltd.	193,500	509
	SSY Group Ltd.	534,336	506
*,^	GOME Retail Holdings Ltd.	4,383,720	503
	Sinopec Shanghai Petrochemical Co. Ltd.	1,102,000	499
	Beijing Capital International Airport Co. Ltd.	560,000	499
2	Fuyao Glass Industry Group Co. Ltd.	140,000	492
	Logan Property Holdings Co. Ltd.	306,000	487
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	317,009	480
	Yuexiu Property Co. Ltd.	2,063,207	479
	China Molybdenum Co. Ltd.	1,242,000	469
	Sinotruk Hong Kong Ltd.	215,500	468
	Jiangsu Expressway Co. Ltd.	328,000	467
	China Oriental Group Co. Ltd.	754,000	463
	AviChina Industry & Technology Co. Ltd.	782,000	460
	China Aoyuan Group Ltd.	379,000	460
*,2	Haidilao International Holding Ltd.	119,000	459
	KWG Group Holdings Ltd.	391,000	459
	Nine Dragons Paper Holdings Ltd.	494,000	457
2	Dali Foods Group Co. Ltd.	642,500	456
	Huaneng Renewables Corp. Ltd.	1,570,000	453
	China Reinsurance Group Corp.	2,218,000	453
*	Aluminum Corp. of China Ltd.	1,161,331	452
	China Everbright Bank Co. Ltd.	899,000	444
	Haitian International Holdings Ltd.	177,000	444
	China Traditional Chinese Medicine Holdings Co. Ltd.	772,000	438
	China Everbright Ltd.	240,000	438

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,2	ZhongAn Online P&C Insurance Co. Ltd.	115,556	417
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	415
2	China Railway Signal & Communication Corp. Ltd.	548,500	403
2	China Merchants Securities Co. Ltd.	293,200	401
	Chongqing Changan Automobile Co. Ltd. Class B	747,962	392
	COSCO SHIPPING Energy Transportation Co. Ltd.	600,000	388
	BYD Electronic International Co. Ltd.	215,500	386
	China Power International Development Ltd.	1,395,851	372
	Yuzhou Properties Co. Ltd.	691,122	365
	Tong Ren Tang Technologies Co. Ltd.	259,000	360
	Sino-Ocean Group Holding Ltd.	797,500	358
	China Eastern Airlines Corp. Ltd.	492,000	350
*,^	Baozun Inc. ADR	7,200	349
	Shenzhen Investment Ltd.	875,953	349
	Kingboard Laminates Holdings Ltd.	329,858	347
	Huadian Fuxin Energy Corp. Ltd.	1,592,000	343
	China Medical System Holdings Ltd.	385,000	342
*,2	Qingdao Port International Co. Ltd.	479,000	333
	Qingling Motors Co. Ltd.	1,104,000	331
*	Zai Lab Ltd. ADR	12,400	330
	Chinasoft International Ltd.	576,000	329
*	BEST Inc. ADR	55,190	327
	Lee & Man Paper Manufacturing Ltd.	397,000	322
	China Overseas Grand Oceans Group Ltd.	599,500	320
	Anhui Gujing Distillery Co. Ltd. Class B	37,400	316
*	COSCO SHIPPING Holdings Co. Ltd.	680,000	316
	Xinjiang Goldwind Science & Technology Co. Ltd.	284,765	311
2	Legend Holdings Corp.	112,900	308
^	Oshidori International Holdings Ltd.	1,921,800	305
	China Water Affairs Group Ltd.	296,000	304
	Times China Holdings Ltd.	167,000	303
2	Hua Hong Semiconductor Ltd.	127,000	301
	Fanhua Inc. ADR	11,557	300
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	299
	BBMG Corp.	844,000	297
^	Yuexiu REIT	438,940	297
^,2	CSC Financial Co. Ltd.	340,000	290
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	486,080	287
	Zhaojin Mining Industry Co. Ltd.	329,500	284
*,^	Jiangxi Bank Co. Ltd.	347,500	279
2	BAIC Motor Corp. Ltd.	394,400	277
	China Lesso Group Holdings Ltd.	390,000	276
^	Fullshare Holdings Ltd.	2,445,000	274
	Shenzhen Expressway Co. Ltd.	224,000	273
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	375,200	270
	Shanghai Electric Group Co. Ltd.	690,000	269
	Huaxin Cement Co. Ltd. Class B	91,500	269
	Kaisa Group Holdings Ltd.	633,000	269
	Shanghai Industrial Holdings Ltd.	114,000	268
*,^	NIO Inc. ADR	55,000	267
*	Ausnutria Dairy Corp. Ltd.	165,000	266
*,^	GCL-Poly Energy Holdings Ltd.	3,669,800	262
	China Yongda Automobiles Services Holdings Ltd.	267,000	259
	China Overseas Property Holdings Ltd.	542,493	257
	China Coal Energy Co. Ltd.	581,000	257
*	Bilibili Inc. ADR	14,376	256
	Fufeng Group Ltd.	481,000	255
	Maanshan Iron & Steel Co. Ltd.	552,000	254
	China Maple Leaf Educational Systems Ltd.	528,000	247
	China Zhongwang Holdings Ltd.	442,800	242
	Lao Feng Xiang Co. Ltd. Class B	69,800	241
*,^	JinkoSolar Holding Co. Ltd. ADR	12,300	239
	Poly Property Group Co. Ltd.	567,000	238
	Dongyue Group Ltd.	326,000	238

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Xtep International Holdings Ltd.	414,000	236
	China ZhengTong Auto Services Holdings Ltd.	423,500	235
2	Fu Shou Yuan International Group Ltd.	272,000	233
	Sinotrans Ltd.	563,000	231
*,^,2	Ping An Healthcare and Technology Co. Ltd.	47,000	231
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	46,400	230
^	Skyworth Digital Holdings Ltd.	776,000	229
	China Agri-Industries Holdings Ltd.	702,800	227
	Shanghai Baosight Software Co. Ltd. Class B	97,440	225
	China Education Group Holdings Ltd.	145,000	225
	Shandong Airlines Co. Ltd. Class B	173,900	224
*	Sany Heavy Equipment International Holdings Co. Ltd.	464,000	222
	NetDragon Websoft Holdings Ltd.	76,000	221
*	Sohu.com Ltd. ADR	10,600	219
	Huadian Power International Corp. Ltd.	510,000	218
	Metallurgical Corp. of China Ltd.	786,000	218
^,2	Orient Securities Co. Ltd.	296,000	214
*,2	Meitu Inc.	578,500	213
	Livzon Pharmaceutical Group Inc.	58,236	212
	Greatview Aseptic Packaging Co. Ltd.	347,000	211
*	Xinjiang Xinxin Mining Industry Co. Ltd.	2,427,000	211
	Tianneng Power International Ltd.	224,000	210
	Yanlord Land Group Ltd.	194,600	209
	Greentown China Holdings Ltd.	226,879	206
	Datang International Power Generation Co. Ltd.	788,000	204
	China SCE Group Holdings Ltd.	424,000	200
*,^	Ronshine China Holdings Ltd.	145,000	200
*	O-Net Technologies Group Ltd.	338,000	197
	Chaowei Power Holdings Ltd.	419,000	193
	Lonking Holdings Ltd.	563,000	191
	China BlueChemical Ltd.	556,000	190
^	Shandong Chenming Paper Holdings Ltd.	360,750	187
*	Kasen International Holdings Ltd.	230,000	187
2	China Yuhua Education Corp. Ltd.	412,000	184
*,^	Zhongyu Gas Holdings Ltd.	196,000	184
	Zhenro Properties Group Ltd.	265,000	183
	Greentown Service Group Co. Ltd.	208,000	180
	CIMC Enric Holdings Ltd.	184,000	179
*	Noah Holdings Ltd. ADR	3,293	179
	Bosideng International Holdings Ltd.	650,000	179
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	178
*	CMBC Capital Holdings Ltd.	5,250,000	178
*	Beijing Capital Land Ltd.	418,000	175
	Powerlong Real Estate Holdings Ltd.	356,000	173
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	170
*	SOHO China Ltd.	464,500	169
	Yuexiu Transport Infrastructure Ltd.	206,000	168
	China Suntien Green Energy Corp. Ltd.	581,000	167
*,2	A-Living Services Co. Ltd.	104,500	167
	CSG Holding Co. Ltd. Class B	469,642	164
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	163
	TCL Electronics Holdings Ltd.	304,333	163
2	Genertec Universal Medical Group Co. Ltd.	202,500	161
*,^,2	China Logistics Property Holdings Co. Ltd.	422,000	160
	China International Marine Containers Group Co. Ltd.	125,500	158
*,^,2	Yixin Group Ltd.	645,500	158
	Hopson Development Holdings Ltd.	144,000	158
*,2	China Metal Resources Utilization Ltd.	320,000	157
^	Jiayuan International Group Ltd.	348,000	156
*	Skyfame Realty Holdings Ltd.	942,000	155
	Vinda International Holdings Ltd.	79,599	153
2	Red Star Macalline Group Corp. Ltd.	160,414	152
	China Shineway Pharmaceutical Group Ltd.	150,000	150
*	Bitauto Holdings Ltd. ADR	11,600	149

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	CAR Inc.	183,117	148
	China Tian Lun Gas Holdings Ltd.	142,500	148
*	Qudian Inc. ADR	20,600	145
^,2	Zhou Hei Ya International Holdings Co. Ltd.	274,000	144
*	Digital China Holdings Ltd.	297,499	142
*,^	E-House China Enterprise Holdings Ltd.	108,900	142
*	Jinchuan Group International Resources Co. Ltd.	1,512,000	141
*,^	Lifetech Scientific Corp.	667,998	141
	Landing International Development Ltd.	439,700	141
^	Hisense Home Appliances Group Co. Ltd.	103,000	141
	Dazhong Transportation Group Co. Ltd. Class B	264,350	140
	Sinopec Kantons Holdings Ltd.	308,000	138
*	Hi Sun Technology China Ltd.	792,000	136
^	China Resources Medical Holdings Co. Ltd.	182,090	132
	Harbin Electric Co. Ltd.	246,000	132
*	HengTen Networks Group Ltd.	4,524,000	130
*	Comba Telecom Systems Holdings Ltd.	522,039	127
*	Consun Pharmaceutical Group Ltd.	178,000	125
	JNBY Design Ltd.	63,000	125
*,2	Cogobuy Group	336,000	124
2	Ozner Water International Holding Ltd.	605,000	123
	Guangshen Railway Co. Ltd.	336,000	121
*,§	SMI Holdings Group Ltd.	402,400	120
	Concord New Energy Group Ltd.	2,440,000	120
*	Zhuguang Holdings Group Co. Ltd.	762,000	120
	China South City Holdings Ltd.	778,000	118
	CPMC Holdings Ltd.	278,000	117
	Global Cord Blood Corp.	17,400	117
*	Huadian Energy Co. Ltd. Class B	494,910	117
	CITIC Resources Holdings Ltd.	1,238,000	117
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	46,000	114
2	Shanghai Haohai Biological Technology Co. Ltd.	17,700	114
	Greenland Hong Kong Holdings Ltd.	275,000	113
	China Oil & Gas Group Ltd.	1,812,000	111
2	China Everbright Greentech Ltd.	149,000	110
	Bank of Chongqing Co. Ltd.	166,000	108
	Texhong Textile Group Ltd.	79,500	108
*	COSCO SHIPPING Development Co. Ltd.	793,000	107
	Shanghai Diesel Engine Co. Ltd. Class B	174,800	106
*,2	Yadea Group Holdings Ltd.	306,000	105
*	Leyou Technologies Holdings Ltd.	365,000	105
	China Dongxiang Group Co. Ltd.	701,000	104
	BOE Technology Group Co. Ltd. Class B	288,800	104
*,2	China Literature Ltd.	22,787	104
*,2	Haichang Ocean Park Holdings Ltd.	484,000	103
*,§	China Huiyuan Juice Group Ltd.	398,000	103
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	106,000	101
	Shanghai Haixin Group Co. Class B	210,800	101
*	COSCO Shipping International Singapore Co. Ltd.	379,700	99
*	Fang Holdings Ltd. ADR	64,000	97
	China Machinery Engineering Corp.	200,000	97
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	97
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	96
^,2	Redco Group	238,000	95
	Q Technology Group Co. Ltd.	92,000	95
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	76,394	94
	Wisdom Education International Holdings Co. Ltd.	160,000	94
^	China Power Clean Energy Development Co. Ltd.	137,000	94
	Tiangong International Co. Ltd.	354,000	93
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	93
^	Tongda Group Holdings Ltd.	850,293	92
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	372,000	92
	Minmetals Land Ltd.	470,000	90
	Sinosoft Technology Group Ltd.	252,000	90

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tianjin Development Holdings Ltd.	254,000	88
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	88
*	Kama Co. Ltd. Class B	148,800	88
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	88
	Xingda International Holdings Ltd.	269,000	85
*,^	Sogou Inc. ADR	15,000	85
*	First Tractor Co. Ltd.	332,000	85
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	83
*	Sinofert Holdings Ltd.	668,000	83
2	Tian Ge Interactive Holdings Ltd.	266,000	82
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	82
*	Shougang Concord International Enterprises Co. Ltd.	1,988,000	81
*	Wise Talent Information Technology Co. Ltd.	30,600	80
	Anhui Expressway Co. Ltd.	116,000	78
	China Lilang Ltd.	73,000	76
	Huangshan Tourism Development Co. Ltd. Class B	63,626	76
	West China Cement Ltd.	530,000	74
	China National Accord Medicines Corp. Ltd. Class B	20,760	74
*	China Water Industry Group Ltd.	544,000	73
	Fantasia Holdings Group Co. Ltd.	375,000	71
*	Launch Tech Co. Ltd.	73,500	70
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	70
	Weifu High-Technology Group Co. Ltd. Class B	34,600	68
*	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	67
	Central China Securities Co. Ltd.	256,988	66
	INESA Intelligent Tech Inc. Class B	103,700	66
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	65
*	Smartac Group China Holdings Ltd.	1,456,000	65
	Bengang Steel Plates Co. Ltd. Class B	223,200	64
*	Chongqing Iron & Steel Co. Ltd.	378,000	61
	China Foods Ltd.	156,000	61
	Dah Chong Hong Holdings Ltd.	166,000	61
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	156,600	60
	Ajisen China Holdings Ltd.	140,000	59
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	103,500	59
	Shanghai Huayi Group Co. Ltd. Class B	63,200	58
*,§,2	Tianhe Chemicals Group Ltd.	383,088	57
*	Lianhua Supermarket Holdings Co. Ltd.	283,000	56
2	Cosmo Lady China Holdings Co. Ltd.	179,998	56
	Sichuan Expressway Co. Ltd.	166,000	55
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	55
	Wasion Holdings Ltd.	108,000	55
	PAX Global Technology Ltd.	118,000	55
*	Capital Environment Holdings Ltd.	2,152,000	54
2	Everbright Securities Co. Ltd.	55,000	53
	Tianjin Port Development Holdings Ltd.	450,000	52
	Shandong Chenming Paper Holdings Ltd. Class B	101,100	51
*,§	Coolpad Group Ltd.	547,400	50
	Shanghai Industrial Urban Development Group Ltd.	246,000	49
*,§	Hanergy Thin Film Power Group Ltd.	1,810,000	48
^	Grand Baoxin Auto Group Ltd.	136,383	48
	Beijing North Star Co. Ltd.	118,000	47
	Guorui Properties Ltd.	205,000	43
*	Sinopec Oilfield Service Corp.	316,000	42
	Dongjiang Environmental Co. Ltd.	37,500	42
	Luthai Textile Co. Ltd. Class B	35,800	42
	Shanghai Highly Group Co. Ltd. Class B	47,700	42
	SIIC Environment Holdings Ltd.	180,320	41
	Colour Life Services Group Co. Ltd.	55,000	40
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	40
*	Huayi Tencent Entertainment Co. Ltd.	1,480,000	40
	Xiamen International Port Co. Ltd.	266,000	38
*,§	National Agricultural Holdings Ltd.	246,000	37
	Dawnrays Pharmaceutical Holdings Ltd.	200,000	36

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	China Fangda Group Co. Ltd. Class B	74,700	36
*	Hybrid Kinetic Group Ltd.	7,592,000	36
*	China Modern Dairy Holdings Ltd.	238,500	36
	Weiqiao Textile Co.	88,000	36
*	Dongfang Electric Corp. Ltd.	44,800	34
	361 Degrees International Ltd.	146,000	32
	Poly Culture Group Corp. Ltd.	27,200	32
*,§	China Fiber Optic Network System Group Ltd.	348,000	31
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	31
*	Shang Gong Group Co. Ltd. Class B	42,600	30
	China Merchants Land Ltd.	168,000	29
*	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	29
*	China Chengtong Development Group Ltd.	816,000	29
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	29
*,^	Carnival Group International Holdings Ltd.	4,678,114	29
	Eastern Communications Co. Ltd. Class B	45,100	26
*	Zhonglu Co. Ltd. Class B	26,400	25
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	24
	Phoenix Media Investment Holdings Ltd.	200,000	22
§	CT Environmental Group Ltd.	424,000	18
*	Glorious Property Holdings Ltd.	355,000	17
	Shanghai Bailian Group Co. Ltd. Class B	15,500	16
*,§	Anxin-China Holdings Ltd.	312,000	15
*	Chiho Environmental Group Ltd.	92,000	13
*	Haitong Securities Co. Ltd. Rights	41,697	12
*	Renhe Commercial Holdings Co. Ltd.	344,000	11
*,§	China Lumena New Materials Corp.	476,000	8
*,§	Mingfa Group International Co. Ltd.	30,971	7
*,§	Tech Pro Technology Development Ltd.	833,600	7
§	China Singyes Solar Technologies Holdings Ltd.	56,400	7
*,§	Real Nutriceutical Group Ltd.	143,000	4
*,§	Hua Han Health Industry Holdings Ltd.	214,708	3
*,§	China International Marine Containers Group Co.Ltd. Rights Expire 12/31/2049	1,218	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	822,401	—
			579,915
Colombia (0.1%)
	Bancolombia SA ADR	47,799	2,424
	Ecopetrol SA	971,880	897
	Grupo de Inversiones Suramericana SA	72,408	806
	Interconexion Electrica SA ESP	155,335	760
	Ecopetrol SA ADR	31,110	575
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	475
	Banco Davivienda SA Preference Shares	30,722	380
	Almacenes Exito SA	77,262	347
	Grupo de Inversiones Suramericana SA Preference Shares	30,601	330
	Bancolombia SA	19,123	233
	Corp Financiera Colombiana SA	26,515	206
	Bancolombia SA Preference Shares	14,574	184
*	CEMEX Latam Holdings SA	84,588	128
	Avianca Holdings SA Preference Shares	107,673	49
			7,794
Czech Republic (0.0%)
	CEZ AS	55,098	1,284
	Komercni banka as	22,956	871
2	Moneta Money Bank AS	158,283	507
	Philip Morris CR AS	235	141
	O2 Czech Republic AS	10,040	109
			2,912
Denmark (0.5%)
	Novo Nordisk A/S Class B	564,503	27,658
	Vestas Wind Systems A/S	66,584	6,025
	DSV A/S	57,482	5,327
	Coloplast A/S Class B	45,821	4,950

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Carlsberg A/S Class B	34,332	4,439
	Danske Bank A/S	217,370	3,864
2	Orsted A/S	48,592	3,727
	Chr Hansen Holding A/S	33,236	3,396
	AP Moller - Maersk A/S Class B	2,550	3,287
	Novozymes A/S	70,320	3,282
*	Genmab A/S	19,336	3,212
	GN Store Nord A/S	46,003	2,358
	ISS A/S	65,226	2,031
	Ambu A/S Class B	54,850	1,578
	Pandora A/S	35,391	1,487
	SimCorp A/S	13,629	1,338
	AP Moller - Maersk A/S Class A	1,053	1,288
	Royal Unibrew A/S	16,173	1,161
	Tryg A/S	37,182	1,138
*	Demant A/S	34,691	1,096
	Jyske Bank A/S	23,008	928
	H Lundbeck A/S	19,075	804
	FLSmidth & Co. A/S	15,604	784
	Topdanmark A/S	14,420	778
	Ringkjoebing Landbobank A/S	8,577	554
*	Drilling Co. of 1972 A/S	7,206	553
	Rockwool International A/S Class B	2,005	536
	Sydbank A/S	19,827	428
	Dfds A/S	8,824	420
*	Nilfisk Holding A/S	9,210	390
*	ALK-Abello A/S	2,242	381
	Schouw & Co. A/S	4,587	326
	Spar Nord Bank A/S	34,779	299
2	Scandinavian Tobacco Group A/S	21,715	258
*,2	Netcompany Group A/S	6,691	239
	D/S Norden A/S	13,605	216
*	Bavarian Nordic A/S	8,899	187
	Alm Brand A/S	18,659	178
	Solar A/S Class B	3,228	153
	Matas A/S	15,123	150
*	NKT A/S	7,256	134
*	Bang & Olufsen A/S	14,959	130
*,§	OW Bunker A/S	3,210	—
			91,468
Egypt (0.0%)
	Commercial International Bank Egypt SAE	417,460	1,855
	Eastern Co. SAE	272,070	287
	ElSewedy Electric Co.	296,180	269
	Egypt Kuwait Holding Co. SAE	151,515	221
	Telecom Egypt Co.	235,877	194
*	Talaat Moustafa Group	292,136	193
*	Egyptian Financial Group-Hermes Holding Co.	207,673	192
	Juhayna Food Industries	222,601	168
*	Global Telecom Holding SAE	608,896	158
*	Six of October Development & Investment	132,125	132
*	Pioneers Holding for Financial Investments SAE	243,648	105
	Oriental Weavers	162,785	89
*	Ezz Steel Co. SAE	95,169	87
	Sidi Kerir Petrochemicals Co.	79,618	81
*	Palm Hills Developments SAE	548,521	78
	Heliopolis Housing	43,756	66
*	Medinet Nasr Housing	133,609	49
	Abou Kir Fertilizers & Chemical Industries	30,844	48
*	Orascom Investment Holding GDR	231,005	30
	Alexandria Mineral Oils Co.	89,194	29
	Orascom Construction plc (XCAI)	3,826	23
			4,354

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Finland (0.4%)
	Nokia Oyj	1,860,337	9,775
	Nordea Bank Abp (XSTO)	1,065,865	8,386
	Sampo Oyj Class A	164,551	7,535
	Kone Oyj Class B	133,786	7,351
	UPM-Kymmene Oyj	164,991	4,659
	Neste Oyj	135,759	4,487
	Fortum Oyj	144,045	3,055
	Wartsila OYJ Abp	151,844	2,431
	Stora Enso Oyj	190,576	2,373
	Elisa Oyj	48,337	2,053
	Nokian Renkaat Oyj	43,812	1,469
	Metso Oyj	38,418	1,438
	Kesko Oyj Class B	22,066	1,147
	Valmet Oyj	41,114	1,133
	Orion Oyj Class B	33,934	1,132
	Konecranes Oyj Class A	24,438	1,022
	Huhtamaki Oyj	24,518	938
	Tieto Oyj	23,042	656
	Cargotec Oyj Class B	15,131	621
	DNA Oyj	19,648	468
	Kemira Oyj	30,367	430
	Outokumpu Oyj	95,736	367
	Cramo Oyj	16,699	351
	YIT Oyj	49,763	305
	Metsa Board Oyj	53,803	301
	Sanoma Oyj	24,619	251
	Citycon Oyj	22,589	231
*	Outotec Oyj	43,506	230
	Uponor Oyj	16,929	203
	Caverion Oyj	25,972	189
	Raisio Oyj	43,911	147
	Ramirent Oyj	20,779	146
	Ahlstrom-Munksjo Oyj	9,692	146
	Finnair Oyj	15,836	132
	Nordea Bank Abp (XHEL)	13,809	112
	Oriola Oyj	39,257	101
*	F-Secure Oyj	23,948	74
*	Stockmann OYJ Abp Class B	3,451	9
			65,854
France (3.0%)
	TOTAL SA	851,805	47,353
	LVMH Moet Hennessy Louis Vuitton SE	83,084	32,620
	Sanofi	358,255	31,258
	Airbus SE	180,991	24,783
	BNP Paribas SA	357,109	19,010
^	AXA SA	643,096	17,149
	Danone SA	195,868	15,841
	Safran SA	106,261	15,489
	Vinci SA	152,352	15,387
	Kering SA	24,218	14,331
	Schneider Electric SE	166,269	14,069
	Pernod Ricard SA	68,614	11,964
*	EssilorLuxottica SA	94,103	11,465
	Orange SA	661,290	10,335
	Vivendi SA	315,757	9,165
	Societe Generale SA	237,539	7,533
	Cie Generale des Etablissements Michelin SCA	56,957	7,365
	L’Oreal SA	25,659	7,058
	Hermes International	9,984	7,024
	L’Oreal SA Loyalty Line	25,407	6,988
	Dassault Systemes SE	42,958	6,803
	Cie de Saint-Gobain	157,328	6,450
	Legrand SA	85,710	6,304

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	L’Oreal SA Loyalty Line 2021	22,683	6,239
	Air Liquide SA (Prime de fidelite)	46,660	6,207
	Capgemini SE	50,693	6,152
	Air Liquide SA	42,514	5,656
*	Air Liquide SA Loyalty Line 2021	42,301	5,627
	Credit Agricole SA	382,621	5,254
	Peugeot SA	182,137	4,775
	Renault SA	61,406	4,190
	STMicroelectronics NV	220,540	4,050
	Publicis Groupe SA	64,216	3,817
	Edenred	80,747	3,807
	Thales SA	31,386	3,750
	Carrefour SA	191,399	3,730
*	Teleperformance	18,609	3,577
	Veolia Environnement SA	144,870	3,427
^	Atos SE	32,002	3,300
	Engie Loyalty Line 2020	221,923	3,294
	Valeo SA	80,735	2,937
	TechnipFMC plc (XPAR)	114,781	2,835
	Arkema SA	27,544	2,828
	Eiffage SA	26,170	2,732
	Accor SA	63,745	2,686
*	Ubisoft Entertainment SA	28,025	2,677
^	Bouygues SA	70,560	2,656
	Gecina SA	17,024	2,544
	Getlink SE	154,259	2,483
*	Engie Loyalty Line 2021	167,253	2,482
	Klepierre SA	64,685	2,299
	Engie SA	153,728	2,282
	Alstom SA	51,627	2,271
	Bureau Veritas SA	86,807	2,200
^	SCOR SE	52,914	2,160
	SES SA Class A	120,132	2,046
	L’Oreal SA Loyalty Line 2020	7,147	1,966
	Aeroports de Paris	9,392	1,913
	Sodexo SA	16,074	1,843
	Orpea	14,594	1,781
	Ingenico Group SA	20,797	1,755
^	Eurofins Scientific SE	3,740	1,713
2	Euronext NV	24,512	1,703
	Covivio	15,458	1,673
	Suez	118,045	1,659
	Rubis SCA	29,742	1,631
	Natixis SA	272,620	1,606
	Wendel SA	11,418	1,582
	Bollore SA	306,118	1,456
	Rexel SA	100,071	1,345
	Ipsen SA	11,154	1,303
	Remy Cointreau SA	9,672	1,289
	Faurecia SA	24,639	1,254
	Lagardere SCA	45,620	1,243
	TechnipFMC plc (XNYS)	50,111	1,232
2	Amundi SA	16,990	1,222
	Dassault Aviation SA	795	1,203
	Eutelsat Communications SA	66,000	1,193
^	CNP Assurances	49,099	1,160
*	Eurazeo SE	14,058	1,103
	Sartorius Stedim Biotech	7,975	1,083
	BioMerieux	12,888	1,024
*	Air Liquide SA Loyalty Line 2020	7,355	978
	Altran Technologies SA	74,122	966
	Alten SA	8,824	964
	JCDecaux SA	28,133	922
	ICADE	10,630	909

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,2	Worldline SA	12,808	807
	SPIE SA	41,571	803
	Iliad SA	7,849	800
^	Casino Guichard Perrachon SA	19,510	799
*	Air France-KLM	68,516	791
	Sodexo Prime Fidelite	6,772	776
	Electricite de France SA Loyalty Line	53,609	774
	Elis SA (XPAR)	42,655	761
	Electricite de France	51,924	750
	Gaztransport Et Technigaz SA	8,096	733
	Societe BIC SA	8,110	699
	Korian SA	17,353	699
	Sodexo Prime Fidelity Loyalty Line 2020	5,636	646
	Nexity SA	13,351	625
	Imerys SA	11,492	612
	SEB SA Loyalty Line	3,296	604
	SEB SA (XPAR)	3,250	595
	Sopra Steria Group	4,494	574
*	Electricite de France SA Loyalty Line 2021	37,510	542
*	Fnac Darty SA	6,138	540
	Cie Plastic Omnium SA	17,774	539
2	Elior Group SA	38,533	534
*	SOITEC	5,077	514
	Metropole Television SA	22,757	452
^	Television Francaise 1	41,322	452
	IPSOS	14,752	428
	FFP	3,570	411
*	SEB SA	2,207	404
*	CGG SA	216,740	392
	Neopost SA	15,094	370
*	Virbac SA	2,012	358
	Coface SA	33,355	336
2	Europcar Mobility Group	40,122	335
	Mercialys SA	23,678	311
*	Rothschild & Co.	9,000	310
2	Maisons du Monde SA	14,100	304
	Electricite de France SA	20,617	298
*,^	Genfit	11,405	287
	Bonduelle SCA	8,891	285
	Nexans SA	7,979	280
*	Albioma	11,548	272
	LISI	7,862	263
*	Vallourec SA	105,433	262
	Altarea SCA	1,232	260
	Trigano SA	2,626	252
	Sodexo Prime Fidelity	2,148	246
	Vicat SA	4,456	236
	Interparfums SA	4,638	233
	Akka Technologies	3,108	228
	Tarkett SA	9,079	220
	Boiron SA	3,567	190
	Eramet	2,680	188
	Guerbet	2,885	172
	Vilmorin & Cie SA	2,836	158
	Derichebourg SA	34,724	151
	Carmila SA	7,070	149
	Mersen SA	4,185	149
	Union Financiere de France BQE SA	6,425	147
*	Pharmagest Inter@ctive	2,262	146
*,2	SMCP SA	7,781	145
	Beneteau SA	11,337	144
	Haulotte Group SA	14,299	140
	Rallye SA	11,858	138
	Synergie SA	3,322	133

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,^	DBV Technologies SA	6,428	126
	Manitou BF SA	3,706	122
*	Etablissements Maurel et Prom	31,465	119
*	Technicolor SA	97,769	117
	Esso SA Francaise	2,966	102
	GL Events	3,863	95
*	Stallergenes Greer plc	2,263	93
	AKWEL	4,578	89
2	ALD SA	5,958	88
*,2	X-Fab Silicon Foundries SE	14,653	88
	Jacquet Metal Service SA	4,253	85
	Albioma ACT Prime Fidelite	2,987	70
*	SEB Prime Fidelite	320	59
	Groupe Crit	316	24
*,^	Bourbon Corp.	9,593	23
	Albioma SA	354	8
*	CGG SA Warrants Exp. 02/21/2023	17,195	1
			532,849
Germany (2.6%)
	SAP SE	321,483	41,442
	Allianz SE	141,862	34,290
	Siemens AG	253,373	30,380
	BASF SE	301,082	24,581
	Bayer AG	306,664	20,404
*	Daimler AG	278,259	18,264
	Deutsche Telekom AG	1,079,357	18,085
	adidas AG	62,286	16,044
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	50,341	12,528
	Volkswagen AG Preference Shares	63,156	11,027
*	Deutsche Post AG	314,086	10,918
	Bayerische Motoren Werke AG	104,909	8,950
	Infineon Technologies AG	361,250	8,564
	Vonovia SE	171,302	8,561
	Deutsche Boerse AG	60,968	8,147
	Fresenius SE & Co. KGaA	133,433	7,588
	E.ON SE	700,653	7,533
	Henkel AG & Co. KGaA Preference Shares	60,393	6,116
	Fresenius Medical Care AG & Co. KGaA	69,284	5,840
	Wirecard AG	38,605	5,832
	Continental AG	34,523	5,727
	Deutsche Wohnen SE	120,858	5,444
	Deutsche Bank AG	643,008	5,332
	HeidelbergCement AG	55,080	4,457
*	RWE AG	173,579	4,452
	MTU Aero Engines AG	17,879	4,218
	Merck KGaA	38,004	4,051
	Symrise AG Class A	42,023	4,045
	Porsche Automobil Holding SE Preference Shares	53,364	3,710
*	Commerzbank AG	365,121	3,291
	Beiersdorf AG	29,739	3,254
2	Covestro AG	55,565	3,053
	Henkel AG & Co. KGaA	30,109	2,871
	Hannover Rueck SE	18,980	2,866
*	QIAGEN NV	71,861	2,783
	Brenntag AG	49,953	2,696
	LEG Immobilien AG	20,731	2,419
	thyssenkrupp AG	157,002	2,214
	Sartorius AG Preference Shares	11,902	2,185
*,2	Zalando SE	45,403	2,140
	LANXESS AG	36,757	2,129
	Uniper SE	67,625	2,052
2	Scout24 AG	37,163	1,917
	Deutsche Lufthansa AG	77,496	1,875
2	Siemens Healthineers AG	42,825	1,833

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Aroundtown SA	222,267	1,806
*,2	Delivery Hero SE	38,239	1,763
	Puma SE	2,823	1,748
	KION Group AG	25,220	1,735
	HUGO BOSS AG	24,390	1,704
	United Internet AG	41,343	1,662
	Rheinmetall AG	14,410	1,660
*	Knorr-Bremse AG	14,860	1,613
	Evonik Industries AG	52,758	1,575
	GEA Group AG	55,808	1,564
	K&S AG	72,405	1,474
	Bayerische Motoren Werke AG Preference Shares	17,686	1,308
	Carl Zeiss Meditec AG	12,722	1,251
	Volkswagen AG	6,963	1,248
	ProSiebenSat.1 Media SE	76,417	1,208
	Nemetschek SE	6,204	1,148
*	MorphoSys AG	11,268	1,121
	Fraport AG Frankfurt Airport Services Worldwide	13,300	1,107
	CTS Eventim AG & Co. KGaA	21,282	1,093
^	OSRAM Licht AG	31,457	1,082
*	Evotec SE	42,598	1,063
	Freenet AG	43,196	1,015
*	Dialog Semiconductor plc	25,962	1,010
	Hella GmbH & Co. KGaA	18,332	1,000
	HOCHTIEF AG	6,657	995
	METRO AG	57,431	976
	TAG Immobilien AG	42,896	966
	FUCHS PETROLUB SE	24,190	966
*,2	Innogy SE (Ordinary Shares)	20,014	929
	GRENKE AG	8,656	923
	Grand City Properties SA	38,024	896
	Bechtle AG	8,596	885
*	Innogy SE	20,014	868
*	Gerresheimer AG	10,865	819
	TLG Immobilien AG	27,642	814
*	alstria office REIT-AG	50,550	794
	Rational AG	1,169	789
	Axel Springer SE	13,693	776
	Duerr AG	17,049	771
	Jenoptik AG	18,037	714
	Deutsche EuroShop AG	23,128	695
	Aareal Bank AG	19,832	694
	Telefonica Deutschland Holding AG	209,645	681
	RTL Group SA	12,077	681
*	Siltronic AG	6,555	644
	1&1 Drillisch AG	17,128	640
	Fuchs Petrolub SE Preference Shares	13,787	601
*	Jungheinrich AG Preference Shares	16,227	566
*,2	Rocket Internet SE	21,430	566
2	ADO Properties SA	10,724	564
	Stroeer SE & Co. KGaA	8,314	563
	Aurubis AG	11,499	562
	Software AG	14,689	561
2	Deutsche Pfandbriefbank AG	39,937	558
	Indus Holding AG	10,194	543
	Norma Group SE	11,081	524
	Sixt SE Preference Shares	6,669	512
	CANCOM SE	10,008	507
	Fielmann AG	7,065	502
	DIC Asset AG	45,565	500
	CompuGroup Medical SE	7,076	470
	Stabilus SA	8,206	458
	Talanx AG	10,705	428
*	Deutz AG	42,585	421

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sixt SE	3,725	415
	Wacker Chemie AG	4,686	412
	Hamburger Hafen und Logistik AG	16,261	410
*	AIXTRON SE	35,309	409
	Krones AG	4,377	408
*	Nordex SE	25,000	406
*	RWE AG Preference Shares	15,771	403
*,2	DWS Group GmbH & Co. KGaA	10,750	396
	S&T AG	14,510	392
	Salzgitter AG	11,432	378
	DMG Mori AG	7,231	373
	XING SE	985	367
	Suedzucker AG	23,788	366
2	Befesa SA	7,926	348
	Pfeiffer Vacuum Technology AG	2,059	346
	Washtec AG	4,367	344
*	CECONOMY AG	51,129	343
	Bilfinger SE	8,961	331
	PATRIZIA Immobilien AG	14,852	310
	Koenig & Bauer AG	6,031	293
	Leoni AG	12,137	281
	KWS Saat SE	4,100	278
	TUI AG (XETR)	23,341	261
*	Hypoport AG	1,209	248
	RHOEN-KLINIKUM AG	7,525	222
*,^	Heidelberger Druckmaschinen AG	115,756	217
	Wuestenrot & Wuerttembergische AG	10,435	214
	RIB Software SE	10,730	211
	Deutsche Beteiligungs AG	5,248	208
	Wacker Neuson SE	7,364	205
*,^	zooplus AG	1,876	204
	Isra Vision AG	4,880	196
	BayWa AG	6,589	194
*	Dermapharm Holding SE	4,511	164
	Vossloh AG	3,545	163
	Schaeffler AG Preference Shares	18,887	162
*	Varta AG	3,596	161
	Takkt AG	10,249	161
	Hornbach Holding AG & Co. KGaA	2,609	141
	Kloeckner & Co. SE	19,462	137
	Corestate Capital Holding SA	3,253	131
^	ElringKlinger AG	16,618	126
	Diebold Nixdorf AG	1,798	121
*	SGL Carbon SE	13,210	118
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	96
	Bertrandt AG	1,140	89
	Draegerwerk AG & Co. KGaA	1,848	86
	comdirect bank AG	7,126	83
	SMA Solar Technology AG	3,151	72
2	Hapag-Lloyd AG	1,861	57
*,2	Tele Columbus AG	26,416	57
	CropEnergies AG	7,938	52
	Hornbach Baumarkt AG	142	3
			458,957
Greece (0.0%)
	Hellenic Telecommunications Organization SA ADR	152,703	1,046
*	Alpha Bank AE	450,992	702
	OPAP SA	64,589	697
	JUMBO SA	30,577	558
*	Eurobank Ergasias SA	543,015	455
	Motor Oil Hellas Corinth Refineries SA	16,996	433
	National Bank of Greece SA	160,323	353
	Mytilineos Holdings SA	26,080	282
	Titan Cement Co. SA	12,669	275

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Grivalia Properties REIC AE	21,026	269
	Hellenic Petroleum SA	24,209	225
*	GEK Terna Holding Real Estate Construction SA	31,563	182
*	Piraeus Bank SA	77,791	159
	Holding Co. ADMIE IPTO SA	82,107	158
	Sarantis SA	16,556	137
*	Viohalco SA	35,271	133
	Aegean Airlines SA	12,797	121
	Fourlis Holdings SA	19,211	116
	Terna Energy SA	13,243	103
	Hellenic Exchanges SA	17,966	90
*,§	FF Group	12,862	69
*	Ellaktor SA	29,150	56
*	Public Power Corp. SA	29,269	42
			6,661
Hong Kong (1.2%)
	AIA Group Ltd.	4,009,982	41,060
	Hong Kong Exchanges & Clearing Ltd.	415,721	14,442
	CK Hutchison Holdings Ltd.	918,427	9,656
	Link REIT	709,704	8,292
	Sun Hung Kai Properties Ltd.	457,003	7,887
	CK Asset Holdings Ltd.	892,427	7,176
	Hong Kong & China Gas Co. Ltd.	2,927,331	6,988
	Hang Seng Bank Ltd.	247,509	6,503
	CLP Holdings Ltd.	557,915	6,332
	BOC Hong Kong Holdings Ltd.	1,228,795	5,508
	Galaxy Entertainment Group Ltd.	676,000	5,063
	Jardine Matheson Holdings Ltd.	68,711	4,523
	Sands China Ltd.	742,400	4,086
2	WH Group Ltd.	2,891,184	3,421
	China Mengniu Dairy Co. Ltd.	907,000	3,351
	Wharf Real Estate Investment Co. Ltd.	425,600	3,262
	Power Assets Holdings Ltd.	458,000	3,195
	Techtronic Industries Co. Ltd.	440,000	3,184
	New World Development Co. Ltd.	1,889,224	3,130
	MTR Corp. Ltd.	461,826	2,751
	Hongkong Land Holdings Ltd.	389,600	2,720
	Henderson Land Development Co. Ltd.	398,997	2,459
	Lenovo Group Ltd.	2,608,000	2,417
	Jardine Strategic Holdings Ltd.	61,395	2,323
	Swire Pacific Ltd. Class A	175,142	2,218
	Sino Land Co. Ltd.	1,020,279	1,795
	Wheelock & Co. Ltd.	250,000	1,782
	CK Infrastructure Holdings Ltd.	203,500	1,650
	AAC Technologies Holdings Inc.	242,500	1,575
	Hang Lung Properties Ltd.	664,000	1,563
	Wynn Macau Ltd.	500,400	1,440
	Want Want China Holdings Ltd.	1,780,467	1,414
	Vitasoy International Holdings Ltd.	270,000	1,360
	Swire Properties Ltd.	333,046	1,355
	Bank of East Asia Ltd.	407,272	1,286
2	Samsonite International SA	421,196	1,208
	ASM Pacific Technology Ltd.	102,822	1,193
*,^	Semiconductor Manufacturing International Corp.	1,052,100	1,127
	Wharf Holdings Ltd.	372,600	1,071
	Hysan Development Co. Ltd.	189,000	1,059
	NWS Holdings Ltd.	462,500	962
	Tingyi Cayman Islands Holding Corp.	580,000	955
§	Hopewell Holdings Ltd.	188,500	928
	Dairy Farm International Holdings Ltd.	113,900	892
	PCCW Ltd.	1,316,000	794
	SJM Holdings Ltd.	656,000	793
	Kerry Properties Ltd.	184,000	788
	Hang Lung Group Ltd.	262,000	781

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Xinyi Glass Holdings Ltd.	648,000	741
^	Minth Group Ltd.	228,000	721
	Yue Yuen Industrial Holdings Ltd.	216,000	698
	NagaCorp Ltd.	518,000	665
	Sun Art Retail Group Ltd.	691,579	604
	Melco International Development Ltd.	245,000	602
	Fortune REIT	433,923	562
2	BOC Aviation Ltd.	64,200	552
	Xinyi Solar Holdings Ltd.	958,200	546
	Champion REIT	608,000	515
	MGM China Holdings Ltd.	239,600	495
	Swire Pacific Ltd. Class B	245,000	486
	VTech Holdings Ltd.	51,800	473
	Shangri-La Asia Ltd.	331,519	470
*	United Energy Group Ltd.	2,486,000	466
	PRADA SPA	164,900	464
	Luk Fook Holdings International Ltd.	126,000	451
	Shun Tak Holdings Ltd.	966,000	430
	Nexteer Automotive Group Ltd.	269,000	422
	Hutchison Telecommunications Hong Kong Holdings Ltd.	972,000	412
	Great Eagle Holdings Ltd.	84,000	396
	Cathay Pacific Airways Ltd.	228,000	384
	SITC International Holdings Co. Ltd.	352,000	375
	First Pacific Co. Ltd.	901,200	374
	IGG Inc.	288,000	365
	HKBN Ltd.	193,689	347
	Hongkong & Shanghai Hotels Ltd.	227,000	332
	Uni-President China Holdings Ltd.	361,800	331
	Kerry Logistics Network Ltd.	185,500	331
	Cafe de Coral Holdings Ltd.	134,000	330
	Lifestyle International Holdings Ltd.	179,000	312
	K Wah International Holdings Ltd.	490,000	308
	Pacific Basin Shipping Ltd.	1,483,000	305
	Sunlight REIT	410,000	302
	Li & Fung Ltd.	1,806,000	300
	Shougang Fushan Resources Group Ltd.	1,236,000	300
*	MMG Ltd.	690,117	299
*,2	Razer Inc.	1,149,000	296
	Dah Sing Financial Holdings Ltd.	55,744	293
	Chow Tai Fook Jewellery Group Ltd.	273,000	292
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	290
	Shui On Land Ltd.	1,104,500	269
	Towngas China Co. Ltd.	332,000	264
	Johnson Electric Holdings Ltd.	110,250	260
	L’Occitane International SA	138,250	248
	Man Wah Holdings Ltd.	469,200	241
	Value Partners Group Ltd.	313,000	236
	Haitong International Securities Group Ltd.	626,038	227
	Mega Expo Holdings Ltd.	400,000	226
*,^	COFCO Meat Holdings Ltd.	538,000	220
	Dah Sing Banking Group Ltd.	113,537	217
*	Suncity Group Holdings Ltd.	670,000	206
	Prosperity REIT	471,000	202
	China Travel International Investment Hong Kong Ltd.	864,000	200
	Ju Teng International Holdings Ltd.	676,000	198
	Television Broadcasts Ltd.	98,900	194
*	Hong Kong Television Network Ltd.	433,000	192
	SmarTone Telecommunications Holdings Ltd.	172,000	179
	Mandarin Oriental International Ltd.	88,774	171
	Giordano International Ltd.	354,000	168
*	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	163
	SA Sa International Holdings Ltd.	455,995	155
^	Chinese Estates Holdings Ltd.	147,000	153
	Guotai Junan International Holdings Ltd.	746,000	151

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	150
2	FIT Hon Teng Ltd.	279,000	146
	Canvest Environmental Protection Group Co. Ltd.	291,000	141
*	Camsing International Holding Ltd.	130,000	138
	Asia Cement China Holdings Corp.	115,500	137
2	Crystal International Group Ltd.	275,500	134
	SUNeVision Holdings Ltd.	147,000	126
	CITIC Telecom International Holdings Ltd.	302,500	125
	Road King Infrastructure Ltd.	53,000	120
	Huabao International Holdings Ltd.	256,000	120
*	Agritrade Resources Ltd.	735,000	120
*	China LNG Group Ltd.	870,000	117
	Texwinca Holdings Ltd.	292,000	116
*,^,§	Superb Summit International Group Ltd.	620,000	115
	Pou Sheng International Holdings Ltd.	458,000	107
	Far East Consortium International Ltd.	225,000	107
*	G-Resources Group Ltd.	10,998,600	105
*	Esprit Holdings Ltd.	510,346	104
*	Digital Domain Holdings Ltd.	6,410,000	101
	Singamas Container Holdings Ltd.	548,000	97
*	New World Department Store China Ltd.	459,000	97
	Dynam Japan Holdings Co. Ltd.	72,400	93
*,^	FIH Mobile Ltd.	607,000	91
*	Anton Oilfield Services Group	648,000	89
*,^	HC Group Inc.	170,000	87
	VSTECS Holdings Ltd.	158,000	87
	Sun Hung Kai & Co. Ltd.	165,000	82
	Pacific Textiles Holdings Ltd.	97,000	82
	China Harmony New Energy Auto Holding Ltd.	231,000	82
*	China Silver Group Ltd.	916,000	79
*	Beijing Sports and Entertainment Industry Group Ltd.	255,000	79
	Microport Scientific Corp.	83,852	79
	Emperor Watch & Jewellery Ltd.	2,560,000	78
	Inspur International Ltd.	144,000	78
*,§	Town Health International Medical Group Ltd.	870,000	77
	Chow Sang Sang Holdings International Ltd.	46,000	76
	Shenwan Hongyuan HK Ltd.	325,000	76
	Goodbaby International Holdings Ltd.	267,464	76
2	Regina Miracle International Holdings Ltd.	94,000	75
2	IMAX China Holding Inc.	27,100	75
*,§	Convoy Global Holdings Ltd.	3,102,000	66
	China Goldjoy Group Ltd.	1,600,000	63
*,^	GCL New Energy Holdings Ltd.	1,670,000	63
*	Truly International Holdings Ltd.	360,000	61
*	China LotSynergy Holdings Ltd.	9,440,000	58
	Parkson Retail Group Ltd.	706,000	57
	TPV Technology Ltd.	224,000	52
^	United Laboratories International Holdings Ltd.	86,000	50
*	Honghua Group Ltd.	587,000	50
	Nan Hai Corp. Ltd.	2,450,000	48
*	Panda Green Energy Group Ltd.	1,110,000	47
*	NewOcean Energy Holdings Ltd.	162,000	45
*	We Solutions Ltd.	752,000	43
*	Zhaobangji Properties Holdings Ltd.	40,000	41
*	Sunshine Oilsands Ltd.	2,880,000	40
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	38
2	CGN New Energy Holdings Co. Ltd.	250,000	38
	BOE Varitronix Ltd.	124,000	37
	Lee’s Pharmaceutical Holdings Ltd.	43,500	37
*	KuangChi Science Ltd.	427,000	36
*	China Strategic Holdings Ltd.	3,500,000	35
	Henderson Investment Ltd.	351,000	31
	Emperor Capital Group Ltd.	654,000	31
*	Lifestyle China Group Ltd.	81,500	30

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Macau Legend Development Ltd.	186,000	30
	EVA Precision Industrial Holdings Ltd.	272,000	28
*	Future World Financial Holdings Ltd.	2,162,251	26
	Chong Hing Bank Ltd.	12,000	23
*,§	Tou Rong Chang Fu Group Ltd.	1,348,000	20
*	Global Brands Group Holding Ltd.	141,400	17
*	Good Resources Holdings Ltd.	749,978	16
*	Mei Ah Entertainment Group Ltd.	360,000	12
*,§	Brightoil Petroleum Holdings Ltd.	426,340	11
*	Silver Base Group Holdings Ltd.	267,000	9
*	New Sports Group Ltd.	122,000	8
*,§	China Animal Healthcare Ltd.	84,000	6
*	Sino Oil And Gas Holdings Ltd.	89,500	2
			217,464
Hungary (0.0%)
	OTP Bank Nyrt	76,471	3,401
	MOL Hungarian Oil & Gas plc	132,546	1,526
	Richter Gedeon Nyrt	55,267	1,097
	Magyar Telekom Telecommunications plc	106,612	168
*	Opus Global Nyrt	31,411	49
			6,241
India (1.2%)
	Housing Development Finance Corp. Ltd.	572,345	16,420
2	Reliance Industries Ltd. GDR	325,657	13,114
	Infosys Ltd. ADR	937,344	10,086
	Tata Consultancy Services Ltd.	296,350	9,633
	Reliance Industries Ltd.	368,553	7,383
*	Axis Bank Ltd.	563,192	6,209
	Hindustan Unilever Ltd.	235,269	5,942
	ITC Ltd.	910,570	3,947
	Maruti Suzuki India Ltd.	39,310	3,767
	Infosys Ltd.	338,154	3,642
	HCL Technologies Ltd.	191,181	3,254
	Bajaj Finance Ltd.	62,264	2,772
	Oil & Natural Gas Corp. Ltd.	1,091,462	2,656
	Sun Pharmaceutical Industries Ltd.	380,659	2,506
*	State Bank of India GDR	54,939	2,460
	UltraTech Cement Ltd.	34,726	2,305
	Larsen & Toubro Ltd.	111,566	2,164
	Asian Paints Ltd.	102,727	2,161
	Mahindra & Mahindra Ltd.	215,418	1,999
	Bharti Airtel Ltd.	418,872	1,929
	JSW Steel Ltd.	433,460	1,922
	Bharat Petroleum Corp. Ltd.	349,298	1,913
	Tech Mahindra Ltd.	158,890	1,911
	Coal India Ltd.	488,859	1,772
	Titan Co. Ltd.	103,830	1,729
	UPL Ltd.	121,492	1,693
	Indian Oil Corp. Ltd.	674,172	1,535
	NTPC Ltd.	747,188	1,439
	Yes Bank Ltd.	592,161	1,431
	Eicher Motors Ltd.	4,849	1,421
	Grasim Industries Ltd.	107,158	1,389
	Vedanta Ltd.	576,763	1,385
	Adani Ports & Special Economic Zone Ltd.	241,488	1,364
	Bajaj Finserv Ltd.	12,067	1,305
	Nestle India Ltd.	8,318	1,303
	Godrej Consumer Products Ltd.	137,234	1,285
	Wipro Ltd. ADR	278,522	1,273
	Bajaj Auto Ltd.	29,183	1,252
	Dr Reddy’s Laboratories Ltd.	28,489	1,199
	Zee Entertainment Enterprises Ltd.	188,696	1,174
	Hero MotoCorp Ltd.	31,599	1,142
	Aurobindo Pharma Ltd.	92,172	1,086

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Indiabulls Housing Finance Ltd.	108,312	1,083
	Bharti Infratel Ltd.	284,462	1,074
*,2	RBL Bank Ltd.	106,848	1,043
*	Tata Motors Ltd.	320,446	988
	Piramal Enterprises Ltd.	28,533	970
	Dabur India Ltd.	166,978	956
	Havells India Ltd.	85,241	949
	Hindustan Petroleum Corp. Ltd.	224,299	943
	Lupin Ltd.	75,232	943
	Cipla Ltd.	113,181	919
	Wipro Ltd.	213,669	918
	Shriram Transport Finance Co. Ltd.	56,109	896
	GAIL India Ltd.	171,505	878
2	InterGlobe Aviation Ltd.	37,828	825
	United Spirits Ltd.	101,437	818
	Hindalco Industries Ltd.	270,099	801
2	ICICI Lombard General Insurance Co. Ltd.	50,565	795
*,2	Avenue Supermarts Ltd.	42,643	794
2	HDFC Life Insurance Co. Ltd.	132,807	773
	Shree Cement Ltd.	2,711	771
	Britannia Industries Ltd.	18,410	766
	Ambuja Cements Ltd.	241,475	766
	LIC Housing Finance Ltd.	106,091	758
	Tata Steel Ltd.	91,159	731
	Marico Ltd.	141,376	730
	Federal Bank Ltd.	546,938	730
	Siemens Ltd.	42,659	719
	Bosch Ltd.	2,736	709
	Motherson Sumi Systems Ltd.	333,973	704
	Pidilite Industries Ltd.	37,959	674
	Power Grid Corp. of India Ltd.	250,118	671
	Mindtree Ltd.	45,360	640
	Divi’s Laboratories Ltd.	24,823	624
*	Vodafone Idea Ltd.	2,755,378	612
2	AU Small Finance Bank Ltd.	65,312	605
	Petronet LNG Ltd.	173,166	601
	Info Edge India Ltd.	21,188	588
	Mahindra & Mahindra Financial Services Ltd.	92,477	533
2	ICICI Prudential Life Insurance Co. Ltd.	99,704	530
	Page Industries Ltd.	1,580	525
	Jubilant Foodworks Ltd.	27,346	523
	Apollo Hospitals Enterprise Ltd.	29,789	521
	REC Ltd.	245,008	519
	IDFC First Bank Ltd.	714,179	513
	Crompton Greaves Consumer Electricals Ltd.	147,976	505
	IIFL Holdings Ltd.	77,999	484
	United Breweries Ltd.	23,649	482
*	Bharat Financial Inclusion Ltd.	32,231	467
	Container Corp. Of India Ltd.	64,493	457
	Ashok Leyland Ltd.	364,793	456
	Rajesh Exports Ltd.	46,732	453
2	SBI Life Insurance Co. Ltd.	46,820	431
	Tata Power Co. Ltd.	437,260	426
	Bajaj Holdings & Investment Ltd.	9,560	424
	Cadila Healthcare Ltd.	90,510	424
	ABB India Ltd.	19,787	421
	Colgate-Palmolive India Ltd.	23,624	411
	Torrent Pharmaceuticals Ltd.	15,714	405
*	Future Retail Ltd.	65,433	395
	Bank of Baroda	232,566	390
	Alkem Laboratories Ltd.	15,643	386
	Biocon Ltd.	44,849	383
	DLF Ltd.	152,532	379
	Indian Hotels Co. Ltd.	170,717	379

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mphasis Ltd.	26,879	375
*	Tata Motors Ltd. Class A	253,779	373
*	State Bank of India	81,983	365
	Cummins India Ltd.	34,488	360
	Glenmark Pharmaceuticals Ltd.	38,015	349
	Bharat Forge Ltd.	51,384	349
	Castrol India Ltd.	158,847	349
	Oracle Financial Services Software Ltd.	6,643	336
	L&T Finance Holdings Ltd.	177,041	334
*	AIA Engineering Ltd.	12,648	330
*	Max Financial Services Ltd.	54,408	327
*,2	Bandhan Bank Ltd.	37,178	320
*	Jindal Steel & Power Ltd.	120,970	310
	Cholamandalam Investment and Finance Co. Ltd.	15,341	307
*	Power Finance Corp. Ltd.	183,340	305
*	Punjab National Bank	247,313	302
*	Odisha Cement Ltd.	18,058	298
*	Fortis Healthcare Ltd.	149,024	297
	Voltas Ltd.	34,114	296
	NMDC Ltd.	203,655	294
	GlaxoSmithKline Consumer Healthcare Ltd.	2,792	292
	Berger Paints India Ltd.	62,801	288
	ACC Ltd.	12,109	284
	Muthoot Finance Ltd.	32,648	280
	Escorts Ltd.	25,738	274
	Torrent Power Ltd.	75,195	273
*	Adani Transmission Ltd.	84,325	266
	Gillette India Ltd.	2,396	260
	Sun TV Network Ltd.	31,281	258
	Hindustan Zinc Ltd.	64,711	258
2	Larsen & Toubro Infotech Ltd.	10,351	256
	City Union Bank Ltd.	86,728	253
	MRF Ltd.	331	252
	TVS Motor Co. Ltd.	35,146	249
	Bharat Electronics Ltd.	195,053	245
	Oil India Ltd.	93,482	243
	Supreme Industries Ltd.	14,767	243
	Edelweiss Financial Services Ltd.	113,186	242
	Manappuram Finance Ltd.	139,248	236
*	Aditya Birla Capital Ltd.	166,880	235
	Bharat Heavy Electricals Ltd.	226,638	231
2	HDFC Asset Management Co. Ltd.	9,288	226
	PI Industries Ltd.	14,988	225
	Kansai Nerolac Paints Ltd.	35,036	222
	Jubilant Life Sciences Ltd.	23,147	220
	SRF Ltd.	5,931	219
*	Bata India Ltd.	10,459	219
	Sobha Ltd.	31,361	217
*	GRUH Finance Ltd.	47,298	216
*	Steel Authority of India Ltd.	268,026	215
	NHPC Ltd.	640,295	215
	Kajaria Ceramics Ltd.	25,055	214
	Indraprastha Gas Ltd.	47,090	212
	Apollo Tyres Ltd.	71,220	211
*	Aditya Birla Fashion and Retail Ltd.	67,561	209
	CESC Ltd.	20,476	206
	Balkrishna Industries Ltd.	15,622	205
	Mahanagar Gas Ltd.	14,342	199
	Sundram Fasteners Ltd.	24,845	197
	Exide Industries Ltd.	63,522	196
	Ramco Cements Ltd.	17,456	194
	Indiabulls Ventures Ltd.	45,246	193
	Symphony Ltd.	9,710	191
	NIIT Technologies Ltd.	10,182	189

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Pfizer Ltd.	4,184	189
	Emami Ltd.	33,903	189
	Natco Pharma Ltd.	23,911	188
	Radico Khaitan Ltd.	36,379	185
*,2	Godrej Agrovet Ltd.	24,636	184
	Tata Global Beverages Ltd.	61,078	184
	NCC Ltd.	124,641	178
*	TeamLease Services Ltd.	4,127	176
	Oberoi Realty Ltd.	23,982	175
	Redington India Ltd.	117,700	172
	Sundaram Finance Ltd.	8,275	172
*,§	Bharti Airtel Ltd. Rights Exp. 05/17/2019	118,784	171
	Hexaware Technologies Ltd.	33,864	170
	Whirlpool of India Ltd.	8,466	169
*	Astral Poly Technik Ltd.	9,427	167
*	Godrej Properties Ltd.	13,999	167
	Adani Enterprises Ltd.	91,233	167
*	Adani Power Ltd.	255,923	165
	DCB Bank Ltd.	53,590	164
	Sadbhav Engineering Ltd.	46,673	159
*	3M India Ltd.	476	157
2	Dr Lal PathLabs Ltd.	10,442	157
	Ipca Laboratories Ltd.	11,247	154
	PVR Ltd.	6,051	154
	Gujarat State Petronet Ltd.	53,161	153
	Gujarat Gas Ltd.	66,570	152
	Gujarat Mineral Development Corp. Ltd.	138,292	147
*	JSW Energy Ltd.	144,094	145
	Tata Communications Ltd.	17,873	144
*	Adani Gas Ltd.	74,156	143
	Sanofi India Ltd.	1,742	141
	Thermax Ltd.	9,916	139
2	Endurance Technologies Ltd.	8,208	139
*	Indiabulls Real Estate Ltd.	83,885	139
	Coromandel International Ltd.	21,928	137
*	GMR Infrastructure Ltd.	570,405	137
	Vakrangee Ltd.	149,459	135
	KRBL Ltd.	28,058	134
	Great Eastern Shipping Co. Ltd.	32,198	134
	Phoenix Mills Ltd.	15,440	133
2	Syngene International Ltd.	14,885	132
*	Just Dial Ltd.	15,756	131
	Gujarat Pipavav Port Ltd.	102,180	129
	GE Power India Ltd.	9,915	129
*,2	PNB Housing Finance Ltd.	12,182	124
	Prestige Estates Projects Ltd.	32,922	124
*,2	Eris Lifesciences Ltd.	13,532	123
*	Canara Bank	32,748	123
	Cholamandalam Financial Holdings Ltd.	16,493	122
	Minda Industries Ltd.	23,295	122
*,2	Quess Corp. Ltd.	12,089	122
	NBCC India Ltd.	145,348	121
	WABCO India Ltd.	1,338	120
*	Aarti Industries Ltd.	5,146	120
	EIH Ltd.	43,335	118
	Care Ratings Ltd.	8,295	117
	Varun Beverages Ltd.	9,232	116
	Bayer CropScience Ltd.	1,959	116
	Dewan Housing Finance Corp. Ltd.	58,709	114
*	IFCI Ltd.	747,767	114
	Persistent Systems Ltd.	12,422	114
	Karur Vysya Bank Ltd.	100,944	112
	Balrampur Chini Mills Ltd.	50,849	110
	Bombay Burmah Trading Co.	6,145	110

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Indian Bank	29,873	108
	GlaxoSmithKline Pharmaceuticals Ltd.	5,856	108
	HEG Ltd.	4,603	108
	Godrej Industries Ltd.	14,509	107
	Gateway Distriparks Ltd.	55,622	107
	Cox & Kings Ltd.	60,512	106
	Engineers India Ltd.	65,466	105
	Gujarat Fluorochemicals Ltd.	6,978	105
	Karnataka Bank Ltd.	55,925	102
*	V-Guard Industries Ltd.	32,255	101
*	KPIT Technologies Ltd.	67,891	101
	Century Textiles & Industries Ltd.	7,450	98
	Graphite India Ltd.	17,663	97
	Dish TV India Ltd.	187,498	97
	Blue Dart Express Ltd.	2,017	95
	Ceat Ltd.	6,232	94
	TTK Prestige Ltd.	795	94
*	Suzlon Energy Ltd.	946,139	93
	Raymond Ltd.	8,316	92
	McLeod Russel India Ltd.	105,016	92
	National Aluminium Co. Ltd.	123,013	92
	Repco Home Finance Ltd.	15,230	92
	Birlasoft Ltd.	67,891	91
*	Shipping Corp. of India Ltd.	183,691	91
*	Corp Bank	228,717	90
*	Future Consumer Ltd.	143,258	88
*	Jammu & Kashmir Bank Ltd.	100,097	87
*	Bank of India	68,499	87
	IRB Infrastructure Developers Ltd.	48,800	86
	Jain Irrigation Systems Ltd.	108,444	85
	eClerx Services Ltd.	5,130	85
	Thomas Cook India Ltd.	23,781	84
	V-Mart Retail Ltd.	2,082	83
*	Equitas Holdings Ltd.	44,263	83
	Motilal Oswal Financial Services Ltd.	7,994	82
	Bajaj Consumer Care Ltd.	16,912	80
	Sterlite Technologies Ltd.	29,075	80
	Amara Raja Batteries Ltd.	8,322	79
*	Sun Pharma Advanced Research Co. Ltd.	32,065	78
	South Indian Bank Ltd.	343,838	77
*	CG Power and Industrial Solutions Ltd.	141,656	77
	PTC India Ltd.	76,646	77
	Ajanta Pharma Ltd.	5,286	75
	Chambal Fertilizers and Chemicals Ltd.	32,741	73
2	Dilip Buildcon Ltd.	9,318	72
	Finolex Cables Ltd.	11,390	72
	Jindal Saw Ltd.	61,019	71
	VA Tech Wabag Ltd.	17,247	71
	Alembic Pharmaceuticals Ltd.	8,754	70
	Welspun Corp. Ltd.	36,272	69
	GE T&D India Ltd.	18,902	69
	Kaveri Seed Co. Ltd.	10,776	69
	Welspun India Ltd.	88,190	68
	PC Jeweller Ltd.	39,296	68
2	Laurus Labs Ltd.	12,108	67
	JM Financial Ltd.	51,633	66
	Strides Pharma Science Ltd.	9,442	65
*	Union Bank of India	53,892	65
*	Oriental Bank of Commerce	45,611	63
	Avanti Feeds Ltd.	12,114	63
*	Sintex Plastics Technology Ltd.	244,127	63
*	TV18 Broadcast Ltd.	137,341	62
	IDFC Ltd.	103,749	60
*	Mahindra CIE Automotive Ltd.	17,526	57

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sintex Industries Ltd.	496,821	56
	Reliance Capital Ltd.	29,023	56
*	Allahabad Bank	81,980	55
*	Syndicate Bank	101,228	55
*	Housing Development & Infrastructure Ltd.	162,170	54
	Rain Industries Ltd.	30,380	50
	Mangalore Refinery & Petrochemicals Ltd.	45,416	47
	Reliance Infrastructure Ltd.	30,091	47
*	Andhra Bank	123,225	44
	Arvind Ltd.	35,132	42
*	Shree Renuka Sugars Ltd.	271,082	42
	India Cements Ltd.	24,791	38
*	Central Bank of India	79,029	36
	Srei Infrastructure Finance Ltd.	85,989	32
	Multi Commodity Exchange of India Ltd.	2,593	32
*	Wockhardt Ltd.	5,121	30
*	Hindustan Construction Co. Ltd.	154,392	30
*	Jaiprakash Associates Ltd.	332,131	26
*	RattanIndia Power Ltd.	553,078	21
*	Reliance Power Ltd.	185,943	16
*	Jet Airways India Ltd.	5,987	13
	Reliance Home Finance Ltd.	29,023	11
*	Reliance Communications Ltd.	245,174	7
*	Indian Overseas Bank	27,269	6
*	Cox & Kings Financial Service Ltd.	8,635	5
*	UCO Bank	17,873	5
*	Solara Active Pharma Sciences Ltd.	788	4
*,§	Amtek Auto Ltd.	7,896	—
			210,513
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,319,960	6,707
*	Bank Rakyat Indonesia Persero Tbk PT	16,694,990	5,133
	Telekomunikasi Indonesia Persero Tbk PT	14,760,840	3,931
*	Bank Mandiri Persero Tbk PT	6,335,432	3,452
	Astra International Tbk PT	6,331,830	3,390
*	Bank Negara Indonesia Persero Tbk PT	2,471,630	1,668
	Unilever Indonesia Tbk PT	361,600	1,155
	Charoen Pokphand Indonesia Tbk PT	2,615,900	968
	United Tractors Tbk PT	476,660	910
	Semen Indonesia Persero Tbk PT	949,500	901
	Gudang Garam Tbk PT	147,100	873
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	737
	Indofood Sukses Makmur Tbk PT	1,490,900	728
	Indocement Tunggal Prakarsa Tbk PT	467,900	723
	Kalbe Farma Tbk PT	5,850,700	635
	Bank Danamon Indonesia Tbk PT	1,018,900	633
	Perusahaan Gas Negara Persero Tbk	3,567,300	581
	Indah Kiat Pulp & Paper Corp. Tbk PT	967,600	503
	Indofood CBP Sukses Makmur Tbk PT	699,300	478
	Ciputra Development Tbk PT	5,930,730	471
	Barito Pacific Tbk PT	1,316,300	372
	Adaro Energy Tbk PT	3,993,500	366
	Pakuwon Jati Tbk PT	7,083,400	355
*	Pabrik Kertas Tjiwi Kimia Tbk PT	500,000	354
	Summarecon Agung Tbk PT	4,501,600	353
*	Bukit Asam Tbk PT	1,246,200	347
	Ace Hardware Indonesia Tbk PT	2,595,300	301
*	Jasa Marga Persero Tbk PT	677,017	290
	Matahari Department Store Tbk PT	887,600	254
*	Alam Sutera Realty Tbk PT	10,182,300	240
	Surya Citra Media Tbk PT	1,789,200	234
*	Bumi Serpong Damai Tbk PT	1,980,200	200
*	Vale Indonesia Tbk PT	924,200	198
*	Panin Financial Tbk PT	6,954,600	197

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Waskita Karya Persero Tbk PT	1,299,774	194
	AKR Corporindo Tbk PT	616,900	193
	Tower Bersama Infrastructure Tbk PT	667,600	185
*	Bank Tabungan Negara Persero Tbk PT	1,034,500	184
*	XL Axiata Tbk PT	890,300	183
	Mitra Adiperkasa Tbk PT	2,405,000	168
*	Kresna Graha Investama Tbk PT	4,091,300	167
*	Medco Energi Internasional Tbk PT	2,538,166	157
*	Aneka Tambang Tbk	2,541,300	155
	Ramayana Lestari Sentosa Tbk PT	1,190,900	149
	Indo Tambangraya Megah Tbk PT	108,800	147
	Surya Semesta Internusa Tbk PT	2,737,500	130
*	Timah Tbk PT	1,216,300	117
	Lippo Karawaci Tbk PT	5,076,000	117
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	116
	Wijaya Karya Persero Tbk PT	623,745	106
*	Sentul City Tbk PT	12,501,167	101
	PP Persero Tbk PT	528,300	89
*	Agung Podomoro Land Tbk PT	7,112,000	86
*	Trada Alam Minera Tbk PT	10,114,628	83
*	Link Net Tbk PT	246,700	75
	Media Nusantara Citra Tbk PT	1,051,100	69
	Salim Ivomas Pratama Tbk PT	2,362,900	69
	Astra Agro Lestari Tbk PT	82,055	63
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	55
*	Adhi Karya Persero Tbk PT	348,200	43
	Global Mediacom Tbk PT	1,211,000	34
*	Krakatau Steel Persero Tbk PT	810,647	25
*	Eagle High Plantations Tbk PT	2,054,500	23
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	21
*	Kawasan Industri Jababeka Tbk PT	926,489	16
*	Siloam International Hospitals Tbk PT	43,483	12
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	256,166	5
*	Berlian Laju Tanker Tbk PT	968,000	3
			41,978
Ireland (0.1%)
	Kerry Group plc Class A	48,074	5,385
	Kingspan Group plc	51,063	2,685
*	ICON plc	18,200	2,486
*	Bank of Ireland Group plc	333,556	2,132
	Glanbia plc	67,035	1,233
	AIB Group plc	247,840	1,151
	Green REIT plc	271,894	517
	C&C Group plc	116,065	440
	Hibernia REIT plc	269,351	432
*	Cairn Homes plc	258,809	372
	Dalata Hotel Group plc	55,774	368
	Irish Continental Group plc	49,543	280
*	Permanent TSB Group Holdings plc	26,375	41
*,§	Irish Bank Resolution Corp. Ltd.	14,385	—
			17,522
Israel (0.2%)
*	Teva Pharmaceutical Industries Ltd.	315,527	4,801
	Bank Leumi Le-Israel BM	509,029	3,486
*	Nice Ltd.	20,218	2,785
	Bank Hapoalim BM	371,065	2,732
*	Mellanox Technologies Ltd.	15,239	1,833
	Israel Discount Bank Ltd. Class A	396,420	1,547
	Israel Chemicals Ltd.	233,390	1,239
	Elbit Systems Ltd.	8,202	1,143
	Mizrahi Tefahot Bank Ltd.	44,872	971
*	Tower Semiconductor Ltd.	36,745	671
	Azrieli Group Ltd.	11,224	639
	Paz Oil Co. Ltd.	3,400	496

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	471
	Strauss Group Ltd.	14,877	379
*	Airport City Ltd.	22,228	369
	First International Bank Of Israel Ltd.	14,322	360
	Delek Group Ltd.	1,804	344
*	Israel Corp. Ltd.	1,412	341
	Alony Hetz Properties & Investments Ltd.	26,745	326
	Reit 1 Ltd.	69,082	314
*	Nova Measuring Instruments Ltd.	10,507	294
	Harel Insurance Investments & Financial Services Ltd.	36,575	274
	Melisron Ltd.	4,981	252
*	Oil Refineries Ltd.	498,717	245
	Amot Investments Ltd.	39,544	233
	Sella Capital Real Estate Ltd.	117,031	227
	Phoenix Holdings Ltd.	38,113	218
*	Clal Insurance Enterprises Holdings Ltd.	14,817	206
	Shufersal Ltd.	29,240	194
	Gazit-Globe Ltd.	23,638	191
*	Jerusalem Economy Ltd.	55,259	184
*	Shikun & Binui Ltd.	70,237	182
	Shapir Engineering and Industry Ltd.	42,926	155
	Electra Ltd.	555	152
*	Africa Israel Properties Ltd.	5,266	143
	Menora Mivtachim Holdings Ltd.	10,111	130
	Migdal Insurance & Financial Holding Ltd.	122,731	127
	IDI Insurance Co. Ltd.	2,463	115
*	Partner Communications Co. Ltd.	25,426	115
	Matrix IT Ltd.	8,201	109
*	Big Shopping Centers Ltd.	1,527	107
	Bayside Land Corp.	210	103
*	Allot Ltd.	13,351	100
	Kenon Holdings Ltd.	5,004	98
*	Brack Capital Properties NV	889	94
	Delta Galil Industries Ltd.	3,081	93
*	Cellcom Israel Ltd. (Registered)	21,946	92
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	88
	Hilan Ltd.	3,172	88
	Naphtha Israel Petroleum Corp. Ltd.	11,590	71
	Gilat Satellite Networks Ltd.	7,449	66
	AudioCodes Ltd.	3,938	57
*	Kamada Ltd.	9,329	54
	Formula Systems 1985 Ltd.	1,047	50
	Norstar Holdings Inc.	3,315	47
	Delek Automotive Systems Ltd.	9,988	45
	Property & Building Corp. Ltd.	357	32
			30,278
Italy (0.8%)
	Enel SPA	2,573,662	16,297
	Eni SPA	818,047	13,940
	Intesa Sanpaolo SPA (Registered)	4,919,439	12,889
	UniCredit SPA	722,267	9,999
	Assicurazioni Generali SPA	421,950	8,187
	Fiat Chrysler Automobiles NV	360,525	5,556
	Ferrari NV	39,834	5,403
	Atlantia SPA	161,460	4,408
	CNH Industrial NV	362,825	3,945
	Snam SPA	669,935	3,411
	Terna Rete Elettrica Nazionale SPA	474,318	2,845
	Moncler SPA	63,095	2,594
	Mediobanca Banca di Credito Finanziario SPA	240,448	2,549
	EXOR NV	34,092	2,273
*	Telecom Italia SPA (Registered)	3,601,212	2,016
	Davide Campari-Milano SPA	185,958	1,876
	FinecoBank Banca Fineco SPA	135,751	1,788

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Prysmian SPA	92,184	1,780
	Leonardo SPA	139,611	1,615
2	Poste Italiane SPA	145,369	1,554
*	Banco BPM SPA	556,289	1,324
	Tenaris SA	89,144	1,236
	Recordati SPA	30,144	1,218
	Unione di Banche Italiane SPA	383,198	1,196
	Interpump Group SPA	30,425	1,144
*,2	Pirelli & C SPA	154,898	1,132
	Italgas SPA	179,771	1,123
	Telecom Italia SPA (Bearer)	2,129,515	1,112
*	Saipem SPA	198,456	1,007
	Hera SPA	275,348	980
	A2A SPA	521,098	872
	Amplifon SPA	42,375	815
	Unipol Gruppo SPA	156,783	799
	Brembo SPA	59,040	777
	Azimut Holding SPA	36,326	735
	UnipolSai Assicurazioni SPA	258,558	708
	DiaSorin SPA	7,245	708
	Banca Mediolanum SPA	91,194	670
2	Infrastrutture Wireless Italiane SPA	80,633	668
	BPER Banca	138,170	664
	Cerved Group SPA	66,811	653
	Societa Cattolica di Assicurazioni SC	67,865	632
	ACEA SPA	32,721	595
*	De’ Longhi SPA	21,041	539
	Banca Generali SPA	17,718	501
	Iren SPA	205,235	480
2	Enav SPA	86,759	474
	IMA Industria Macchine Automatiche SPA	5,943	467
	Salvatore Ferragamo SPA	19,235	436
	Banca Popolare di Sondrio SCPA	156,731	427
*	LivaNova pcl	6,190	426
	Reply SPA	6,441	420
	Buzzi Unicem SPA	18,356	409
2	Technogym SPA	30,252	371
	ERG SPA	19,633	363
	Societa Iniziative Autostradali e Servizi SPA	21,961	362
	Brunello Cucinelli SPA	9,797	356
	Autogrill SPA	36,501	355
2	Banca Farmafactoring SPA	59,532	352
*,^	Mediaset SPA	104,006	346
*,2	Anima Holding SPA	85,088	339
	Saras SPA	179,414	321
	ASTM SPA	10,810	275
	MARR SPA	10,281	250
	Tamburi Investment Partners SPA	31,859	227
^	Tod’s SPA	4,506	222
	Datalogic SPA	8,753	208
	Buzzi Unicem SPA Saving Shares	13,277	202
	Cairo Communication SPA	48,599	201
	CIR-Compagnie Industriali Riunite SPA	159,391	196
2	RAI Way SPA	33,424	176
	Zignago Vetro SPA	13,478	172
	Danieli & C Officine Meccaniche SPA Saving Shares	11,415	165
	Piaggio & C SPA	59,240	164
*	Maire Tecnimont SPA	45,145	161
*,^	Juventus Football Club SPA	113,088	160
2	doBank SPA	11,175	158
	Fincantieri SPA	123,712	151
*,2	Carel Industries SPA	12,368	148
*	Rizzoli Corriere Della Sera Mediagroup SPA	99,731	145
	Immobiliare Grande Distribuzione SIIQ SPA	18,415	139

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Arnoldo Mondadori Editore SPA	70,509	135
	Credito Emiliano SPA	23,562	135
*,^,2	OVS SPA	63,114	132
	Danieli & C Officine Meccaniche SPA	5,775	118
*,^	Banca Monte dei Paschi di Siena SPA	71,774	109
	Banca IFIS SPA	6,213	107
	Italmobiliare SPA	4,572	102
	DeA Capital SPA	57,909	101
	Biesse SPA	4,125	92
2	Gima TT SPA	11,085	88
^	Salini Impregilo SPA	41,504	87
	Cementir Holding SPA	10,694	78
	Geox SPA	10,796	20
			138,261
Japan (7.6%)
	Toyota Motor Corp.	842,494	52,159
	SoftBank Group Corp.	281,770	29,876
	Sony Corp.	414,400	20,873
	Mitsubishi UFJ Financial Group Inc.	4,145,960	20,570
	Keyence Corp.	30,866	19,285
	Takeda Pharmaceutical Co. Ltd.	498,719	18,404
	Honda Motor Co. Ltd.	579,141	16,160
	Sumitomo Mitsui Financial Group Inc.	432,748	15,729
	KDDI Corp.	582,900	13,434
	Mizuho Financial Group Inc.	8,523,507	13,311
	Central Japan Railway Co.	58,761	12,636
	Shin-Etsu Chemical Co. Ltd.	132,956	12,594
	Nintendo Co. Ltd.	35,716	12,301
	Kao Corp.	157,548	12,162
	FANUC Corp.	63,516	11,933
	Mitsubishi Corp.	431,800	11,895
	Recruit Holdings Co. Ltd.	389,410	11,727
	East Japan Railway Co.	118,980	11,213
	Tokio Marine Holdings Inc.	218,451	11,068
	Daikin Industries Ltd.	84,979	10,820
	Nidec Corp.	75,691	10,812
	Fast Retailing Co. Ltd.	17,800	10,299
	Daiichi Sankyo Co. Ltd.	207,300	10,250
	Shiseido Co. Ltd.	127,600	10,037
	Hitachi Ltd.	299,337	9,955
	Murata Manufacturing Co. Ltd.	185,574	9,318
	Japan Tobacco Inc.	402,582	9,303
	Mitsubishi Electric Corp.	648,230	9,276
	Canon Inc.	334,000	9,268
	Mitsui & Co. Ltd.	553,300	8,949
	Seven & i Holdings Co. Ltd.	258,500	8,946
	Nippon Telegraph & Telephone Corp.	210,600	8,763
	Hoya Corp.	122,646	8,662
	NTT DOCOMO Inc.	396,048	8,600
	ITOCHU Corp.	472,638	8,528
	SMC Corp.	20,000	8,353
	Astellas Pharma Inc.	608,100	8,236
	Tokyo Electron Ltd.	50,200	7,968
	Bridgestone Corp.	200,514	7,954
	Komatsu Ltd.	301,085	7,777
	Mitsui Fudosan Co. Ltd.	321,100	7,437
	Oriental Land Co. Ltd.	62,700	6,935
	Kyocera Corp.	102,700	6,674
	Mitsubishi Estate Co. Ltd.	391,591	6,622
	Denso Corp.	148,500	6,489
	Softbank Corp.	546,261	6,431
	Terumo Corp.	212,662	6,418
	Panasonic Corp.	687,459	6,330
	Suzuki Motor Corp.	138,381	6,315

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	ORIX Corp.	439,060	6,220
	Daiwa House Industry Co. Ltd.	217,900	6,108
	Toshiba Corp.	178,900	5,961
	Kirin Holdings Co. Ltd.	251,900	5,730
	FUJIFILM Holdings Corp.	119,900	5,601
	Kubota Corp.	365,800	5,569
	Dai-ichi Life Holdings Inc.	375,900	5,426
	Sumitomo Corp.	376,400	5,395
	Secom Co. Ltd.	63,487	5,341
	Asahi Group Holdings Ltd.	122,200	5,328
	MS&AD Insurance Group Holdings Inc.	168,426	5,235
	Sumitomo Realty & Development Co. Ltd.	138,946	5,137
	Nissan Motor Co. Ltd.	639,001	5,130
	Eisai Co. Ltd.	87,000	5,066
	JXTG Holdings Inc.	1,036,107	5,041
	Shionogi & Co. Ltd.	85,900	5,018
	Japan Post Holdings Co. Ltd.	440,415	4,933
	Nippon Steel Corp.	275,658	4,931
	Otsuka Holdings Co. Ltd.	135,600	4,848
	Subaru Corp.	197,400	4,837
	Fujitsu Ltd.	62,440	4,584
	Chugai Pharmaceutical Co. Ltd.	70,500	4,471
	Sompo Holdings Inc.	116,075	4,381
	Olympus Corp.	388,800	4,364
	West Japan Railway Co.	58,400	4,343
	Sumitomo Mitsui Trust Holdings Inc.	123,046	4,293
	Aeon Co. Ltd.	229,900	4,250
	Unicharm Corp.	128,600	4,244
	Nomura Holdings Inc.	1,109,600	4,201
	Asahi Kasei Corp.	406,200	4,186
	Sumitomo Electric Industries Ltd.	288,600	3,840
	Sysmex Corp.	65,134	3,732
	TDK Corp.	42,000	3,680
	Mitsubishi Heavy Industries Ltd.	87,787	3,659
	Omron Corp.	67,400	3,620
	Shimano Inc.	24,500	3,601
	Marubeni Corp.	496,028	3,554
	Yaskawa Electric Corp.	88,663	3,301
	Daito Trust Construction Co. Ltd.	24,552	3,288
	MEIJI Holdings Co. Ltd.	41,534	3,274
	Toyota Industries Corp.	56,300	3,191
	Tokyo Gas Co. Ltd.	125,200	3,185
	Resona Holdings Inc.	749,306	3,181
	Taisei Corp.	71,899	3,164
	Bandai Namco Holdings Inc.	65,700	3,150
	Makita Corp.	85,900	3,134
	Chubu Electric Power Co. Inc.	212,970	3,097
	Mitsubishi Chemical Holdings Corp.	433,684	3,092
	Ono Pharmaceutical Co. Ltd.	162,800	3,058
	Dentsu Inc.	74,649	3,055
	Sekisui House Ltd.	189,200	3,051
	Toray Industries Inc.	444,400	3,041
	Nitori Holdings Co. Ltd.	25,300	3,018
	Inpex Corp.	308,000	2,996
*	Tokyo Electric Power Co. Holdings Inc.	528,900	2,987
	JFE Holdings Inc.	170,500	2,934
	Rakuten Inc.	262,000	2,931
	Japan Exchange Group Inc.	179,200	2,926
	Kikkoman Corp.	62,450	2,908
	Yamaha Corp.	55,900	2,902
	Yakult Honsha Co. Ltd.	42,019	2,869
	Hankyu Hanshin Holdings Inc.	75,900	2,838
	Nitto Denko Corp.	52,300	2,828
	NEC Corp.	83,200	2,810

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Pan Pacific International Holdings Corp.	43,200	2,784
	Kansai Electric Power Co. Inc.	229,200	2,773
	Ajinomoto Co. Inc.	169,800	2,747
	MINEBEA MITSUMI Inc.	152,584	2,721
	Tokyu Corp.	161,400	2,635
	Yamato Holdings Co. Ltd.	120,900	2,626
	Kintetsu Group Holdings Co. Ltd.	58,900	2,618
	Obic Co. Ltd.	22,200	2,577
	MISUMI Group Inc.	94,600	2,470
	M3 Inc.	138,138	2,466
	Dai Nippon Printing Co. Ltd.	103,800	2,464
	NTT Data Corp.	209,000	2,437
	Osaka Gas Co. Ltd.	131,700	2,436
	Sumitomo Chemical Co. Ltd.	487,692	2,433
	Idemitsu Kosan Co. Ltd.	74,814	2,431
	Sumitomo Metal Mining Co. Ltd.	76,600	2,409
	Shimadzu Corp.	89,600	2,403
	Isuzu Motors Ltd.	165,920	2,390
	Odakyu Electric Railway Co. Ltd.	100,900	2,377
	Toyota Tsusho Corp.	71,500	2,375
	Koito Manufacturing Co. Ltd.	39,400	2,359
	Daiwa Securities Group Inc.	506,000	2,355
	Ricoh Co. Ltd.	232,800	2,355
	Keio Corp.	38,100	2,300
	Mazda Motor Corp.	188,600	2,232
	Aisin Seiki Co. Ltd.	57,300	2,217
	Kajima Corp.	148,700	2,207
	Obayashi Corp.	220,100	2,164
	FamilyMart UNY Holdings Co. Ltd.	80,684	2,152
	Yahoo Japan Corp.	804,400	2,147
	Rohm Co. Ltd.	28,700	2,116
	Nissan Chemical Corp.	47,400	2,112
	Nisshin Seifun Group Inc.	90,120	2,101
	TOTO Ltd.	48,400	2,052
	Kyushu Railway Co.	62,724	2,044
	Daifuku Co. Ltd.	33,100	2,036
	Nexon Co. Ltd.	142,724	2,032
	Nippon Paint Holdings Co. Ltd.	53,000	2,019
	AGC Inc.	58,500	1,996
	T&D Holdings Inc.	183,800	1,991
	Kose Corp.	10,500	1,967
	Trend Micro Inc.	38,500	1,925
	SG Holdings Co. Ltd.	70,600	1,891
	Yamaha Motor Co. Ltd.	90,200	1,860
	Santen Pharmaceutical Co. Ltd.	121,600	1,858
	Oji Holdings Corp.	307,300	1,844
	Tobu Railway Co. Ltd.	64,900	1,838
	Tohoku Electric Power Co. Inc.	159,800	1,829
	Hamamatsu Photonics KK	44,900	1,828
	Suntory Beverage & Food Ltd.	41,300	1,826
	Advantest Corp.	64,189	1,820
	Sekisui Chemical Co. Ltd.	110,700	1,777
	Asahi Intecc Co. Ltd.	34,300	1,738
	Lion Corp.	84,000	1,729
	Showa Denko KK	50,600	1,728
	Keisei Electric Railway Co. Ltd.	48,400	1,698
	Yokogawa Electric Corp.	80,600	1,688
*	PeptiDream Inc.	30,500	1,652
	Nikon Corp.	118,400	1,651
	Kobayashi Pharmaceutical Co. Ltd.	20,400	1,627
	Nagoya Railroad Co. Ltd.	59,500	1,613
	Kyowa Hakko Kirin Co. Ltd.	82,700	1,609
	Alfresa Holdings Corp.	57,500	1,604
	USS Co. Ltd.	83,100	1,595

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Disco Corp.	9,200	1,592
	Toho Co. Ltd.	37,600	1,579
	SBI Holdings Inc.	73,340	1,573
	Kuraray Co. Ltd.	116,400	1,564
	Brother Industries Ltd.	78,800	1,556
	Nomura Research Institute Ltd.	31,623	1,548
	Ryohin Keikaku Co. Ltd.	8,007	1,527
	Shimizu Corp.	176,600	1,513
	Konica Minolta Inc.	150,600	1,512
	Tosoh Corp.	93,690	1,511
	Alps Alpine Co. Ltd.	71,367	1,509
	Keikyu Corp.	87,900	1,502
	Kyushu Electric Power Co. Inc.	154,900	1,500
	Fuji Electric Co. Ltd.	42,277	1,499
	Nissin Foods Holdings Co. Ltd.	22,600	1,496
	Fukuoka Financial Group Inc.	63,764	1,488
	NSK Ltd.	142,600	1,482
	Concordia Financial Group Ltd.	378,579	1,478
	Seiko Epson Corp.	90,900	1,458
	Konami Holdings Corp.	31,800	1,448
	Marui Group Co. Ltd.	70,900	1,442
	Japan Post Bank Co. Ltd.	130,335	1,435
	Suzuken Co. Ltd.	24,860	1,433
	Sojitz Corp.	412,348	1,420
	NH Foods Ltd.	35,200	1,419
	Mitsui Chemicals Inc.	56,700	1,394
	Nippon Express Co. Ltd.	24,800	1,364
	NGK Spark Plug Co. Ltd.	69,500	1,355
	Hikari Tsushin Inc.	7,300	1,354
	Otsuka Corp.	34,200	1,345
	Japan Post Insurance Co. Ltd.	65,878	1,333
	Keihan Holdings Co. Ltd.	30,800	1,312
*	Renesas Electronics Corp.	244,307	1,308
	Toppan Printing Co. Ltd.	80,000	1,299
	Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,295
	Taiheiyo Cement Corp.	40,100	1,293
	Sumitomo Dainippon Pharma Co. Ltd.	58,500	1,292
	Pigeon Corp.	29,971	1,283
	Coca-Cola Bottlers Japan Holdings Inc.	51,675	1,276
	NGK Insulators Ltd.	83,400	1,239
	Kansai Paint Co. Ltd.	64,900	1,237
	TIS Inc.	27,100	1,236
	Hakuhodo DY Holdings Inc.	73,000	1,234
	Stanley Electric Co. Ltd.	45,500	1,234
	Sumitomo Heavy Industries Ltd.	34,600	1,230
	Amada Holdings Co. Ltd.	109,600	1,229
	Nihon M&A Center Inc.	42,900	1,224
	Shizuoka Bank Ltd.	159,000	1,222
	Nabtesco Corp.	39,400	1,208
	Sony Financial Holdings Inc.	58,400	1,201
	Hoshizaki Corp.	18,482	1,198
	ANA Holdings Inc.	34,200	1,197
	Hirose Electric Co. Ltd.	10,321	1,196
	Toho Gas Co. Ltd.	29,000	1,196
	Electric Power Development Co. Ltd.	51,300	1,193
	Japan Airlines Co. Ltd.	36,100	1,177
	Mitsubishi Motors Corp.	207,500	1,165
	Nippon Shinyaku Co. Ltd.	16,700	1,153
	Toyo Suisan Kaisha Ltd.	30,100	1,149
	Tokyu Fudosan Holdings Corp.	202,986	1,145
	Haseko Corp.	94,500	1,143
	LIXIL Group Corp.	86,900	1,135
^	Yamada Denki Co. Ltd.	238,672	1,131
	GMO Payment Gateway Inc.	13,806	1,101

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
Persol Holdings Co. Ltd.	57,500	1,084
Hulic Co. Ltd.	125,500	1,083
Seibu Holdings Inc.	66,388	1,081
MediPal Holdings Corp.	47,700	1,073
Chugoku Electric Power Co. Inc.	89,800	1,072
ZOZO Inc.	60,200	1,069
Skylark Holdings Co. Ltd.	64,851	1,068
Isetan Mitsukoshi Holdings Ltd.	111,800	1,066
JGC Corp.	73,900	1,065
Kawasaki Heavy Industries Ltd.	45,100	1,054
SUMCO Corp.	79,726	1,052
Tsuruha Holdings Inc.	12,300	1,048
IHI Corp.	43,800	1,046
Chiba Bank Ltd.	199,000	1,045
Mitsubishi Materials Corp.	39,834	1,036
Azbil Corp.	43,000	1,035
THK Co. Ltd.	39,000	1,031
Teijin Ltd.	59,900	1,030
Daicel Corp.	91,200	1,023
Ebara Corp.	32,800	1,010
Bank of Kyoto Ltd.	23,100	1,001
Taiyo Yuden Co. Ltd.	41,000	999
Hisamitsu Pharmaceutical Co. Inc.	23,300	991
Toyo Seikan Group Holdings Ltd.	48,400	970
House Foods Group Inc.	24,000	968
Hitachi High-Technologies Corp.	21,500	958
MonotaRO Co. Ltd.	41,480	955
Kakaku.com Inc.	45,968	947
J Front Retailing Co. Ltd.	77,300	945
Goldwin Inc.	5,900	943
Nankai Electric Railway Co. Ltd.	34,500	941
Sohgo Security Services Co. Ltd.	21,000	938
Kyowa Exeo Corp.	34,200	935
JSR Corp.	60,600	925
Mitsui OSK Lines Ltd.	35,939	915
Ito En Ltd.	18,300	913
Rohto Pharmaceutical Co. Ltd.	32,400	912
COMSYS Holdings Corp.	34,498	908
Nippon Yusen KK	53,100	907
JTEKT Corp.	70,300	907
Hitachi Chemical Co. Ltd.	34,000	907
Ezaki Glico Co. Ltd.	17,100	902
Denka Co. Ltd.	29,500	891
Kurita Water Industries Ltd.	34,200	890
Mitsubishi Gas Chemical Co. Inc.	59,200	889
Matsumotokiyoshi Holdings Co. Ltd.	26,500	877
Aozora Bank Ltd.	35,890	877
Hitachi Construction Machinery Co. Ltd.	32,500	873
Relo Group Inc.	31,853	870
Nichirei Corp.	37,300	864
Mitsubishi Tanabe Pharma Corp.	67,900	855
Casio Computer Co. Ltd.	67,400	849
Sega Sammy Holdings Inc.	67,000	849
CyberAgent Inc.	20,942	839
Miura Co. Ltd.	32,700	837
Anritsu Corp.	47,700	830
Square Enix Holdings Co. Ltd.	23,900	827
Mebuki Financial Group Inc.	315,550	805
Horiba Ltd.	13,200	800
Maezawa Kasei Industries Co. Ltd.	85,600	799
Sankyu Inc.	16,600	796
Kewpie Corp.	34,300	795
Itochu Techno-Solutions Corp.	31,900	784
NOF Corp.	21,800	777

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
Nomura Real Estate Holdings Inc.	36,200	770
AEON Financial Service Co. Ltd.	36,500	758
Kamigumi Co. Ltd.	31,500	753
Lawson Inc.	16,100	752
Shinsei Bank Ltd.	53,800	750
Sanwa Holdings Corp.	61,700	743
Nihon Kohden Corp.	25,400	742
DIC Corp.	25,200	740
TechnoPro Holdings Inc.	12,300	740
Iida Group Holdings Co. Ltd.	43,497	737
Rinnai Corp.	10,900	735
Hino Motors Ltd.	77,300	733
Tokai Carbon Co. Ltd.	62,800	727
Kobe Steel Ltd.	94,800	726
Pola Orbis Holdings Inc.	22,900	723
Taiyo Nippon Sanso Corp.	43,300	721
Park24 Co. Ltd.	34,200	720
Zensho Holdings Co. Ltd.	31,900	719
Tokyo Tatemono Co. Ltd.	63,500	717
Air Water Inc.	46,800	714
Ibiden Co. Ltd.	39,700	712
Nifco Inc.	25,202	711
Nippon Electric Glass Co. Ltd.	25,800	709
Hitachi Metals Ltd.	61,200	707
Capcom Co. Ltd.	31,000	699
NET One Systems Co. Ltd.	26,800	696
Sumitomo Rubber Industries Ltd.	56,372	693
Mitsubishi UFJ Lease & Finance Co. Ltd.	135,800	692
Welcia Holdings Co. Ltd.	17,400	686
Tokyo Century Corp.	14,820	685
Ain Holdings Inc.	8,600	684
Kaneka Corp.	17,600	680
Oracle Corp. Japan	9,900	679
Sotetsu Holdings Inc.	24,500	679
Asics Corp.	55,000	678
Kagome Co. Ltd.	24,500	669
Fancl Corp.	22,400	665
Ube Industries Ltd.	30,900	661
Nippon Shokubai Co. Ltd.	9,500	661
Credit Saison Co. Ltd.	50,900	651
Nippon Suisan Kaisha Ltd.	92,600	650
Sawai Pharmaceutical Co. Ltd.	12,000	645
Takara Holdings Inc.	55,100	644
Seino Holdings Co. Ltd.	46,600	634
Calbee Inc.	22,900	634
Sankyo Co. Ltd.	15,900	628
Seven Bank Ltd.	229,600	625
Tsumura & Co.	20,300	624
Lasertec Corp.	13,700	623
Nippon Kayaku Co. Ltd.	52,000	611
Kinden Corp.	38,000	611
Tokuyama Corp.	24,100	599
Rengo Co. Ltd.	67,800	598
Sharp Corp.	53,429	596
OKUMA Corp.	10,100	595
SCSK Corp.	12,500	594
Daiichikosho Co. Ltd.	12,100	593
Japan Airport Terminal Co. Ltd.	14,000	592
DeNA Co. Ltd.	37,900	592
Yokohama Rubber Co. Ltd.	31,300	590
Yamazaki Baking Co. Ltd.	39,500	588
Sumitomo Forestry Co. Ltd.	42,400	583
Hachijuni Bank Ltd.	144,700	582
Sugi Holdings Co. Ltd.	11,400	577

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mabuchi Motor Co. Ltd.	15,500	575
	Shimamura Co. Ltd.	7,700	574
	Benesse Holdings Inc.	20,600	570
	Mitsubishi Logistics Corp.	21,200	567
	Aica Kogyo Co. Ltd.	16,300	566
	SCREEN Holdings Co. Ltd.	11,700	562
	Nishi-Nippon Railroad Co. Ltd.	23,800	561
	Aeon Mall Co. Ltd.	36,272	557
	Nihon Unisys Ltd.	21,500	551
	Nippon Paper Industries Co. Ltd.	27,700	549
	Takara Bio Inc.	24,700	544
	Ship Healthcare Holdings Inc.	13,200	543
	Totetsu Kogyo Co. Ltd.	18,400	540
	Maruichi Steel Tube Ltd.	19,400	536
*,^	LINE Corp.	15,994	536
	K’s Holdings Corp.	59,968	535
	Sundrug Co. Ltd.	19,900	534
	Yamaguchi Financial Group Inc.	72,000	533
	PALTAC Corp.	9,600	530
	Shikoku Electric Power Co. Inc.	52,400	530
	Furukawa Electric Co. Ltd.	20,000	528
	OSG Corp.	26,000	523
	Zenkoku Hosho Co. Ltd.	14,900	523
	SHO-BOND Holdings Co. Ltd.	7,600	522
	Fuji Seal International Inc.	14,900	521
	Izumi Co. Ltd.	11,900	520
	Amano Corp.	19,700	515
	Takashimaya Co. Ltd.	45,500	512
	Nippon Densetsu Kogyo Co. Ltd.	23,700	511
	NOK Corp.	31,800	511
	Mitsui Mining & Smelting Co. Ltd.	19,600	510
	Chugoku Bank Ltd.	51,900	503
	Daido Steel Co. Ltd.	12,300	502
	Sumitomo Osaka Cement Co. Ltd.	12,300	501
	Infomart Corp.	34,400	501
	Kyushu Financial Group Inc.	123,470	498
	Morinaga & Co. Ltd.	11,900	497
	Okumura Corp.	15,000	485
	TS Tech Co. Ltd.	16,100	484
	Toyoda Gosei Co. Ltd.	23,200	483
	GS Yuasa Corp.	24,000	482
	Gunma Bank Ltd.	121,200	481
	ABC-Mart Inc.	7,700	479
	Hiroshima Bank Ltd.	88,500	477
	Mani Inc.	8,200	474
	Bic Camera Inc.	44,000	472
	Maeda Corp.	47,200	470
	Miraca Holdings Inc.	18,300	469
	Ulvac Inc.	13,800	465
	Morinaga Milk Industry Co. Ltd.	13,800	457
^	Sanrio Co. Ltd.	19,892	455
	Topcon Corp.	37,300	453
	Nagase & Co. Ltd.	29,500	451
	Cosmo Energy Holdings Co. Ltd.	21,800	450
	DMG Mori Co. Ltd.	31,100	448
	Sapporo Holdings Ltd.	21,800	447
	Kaken Pharmaceutical Co. Ltd.	10,400	446
	Nipro Corp.	35,400	440
	Toda Corp.	71,000	439
	Citizen Watch Co. Ltd.	77,800	439
	NTN Corp.	132,000	436
	Sumitomo Bakelite Co. Ltd.	11,100	433
	Okasan Securities Group Inc.	117,800	432
	Hazama Ando Corp.	63,800	429

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	ADEKA Corp.	28,500	428
	Fuji Oil Holdings Inc.	13,200	424
	Iwatani Corp.	13,400	420
	Penta-Ocean Construction Co. Ltd.	91,000	417
	Dowa Holdings Co. Ltd.	12,800	417
	Fuji Corp.	27,500	416
	Cosmos Pharmaceutical Corp.	2,600	416
	Outsourcing Inc.	31,500	414
	Rhythm Watch Co. Ltd.	36,200	413
	Zeon Corp.	42,000	413
	Sushiro Global Holdings Ltd.	6,300	412
	Kyoritsu Maintenance Co. Ltd.	7,972	410
	Fukuyama Transporting Co. Ltd.	10,600	408
	GungHo Online Entertainment Inc.	130,700	408
	Sangetsu Corp.	21,700	407
*	Kawasaki Kisen Kaisha Ltd.	27,899	406
	Iyo Bank Ltd.	72,800	405
	Sumitomo Mitsui Construction Co. Ltd.	61,520	402
	Kureha Corp.	6,700	401
	Tsubakimoto Chain Co.	10,700	399
	Wacoal Holdings Corp.	16,000	395
	Kansai Mirai Financial Group Inc.	56,538	395
	Shima Seiki Manufacturing Ltd.	11,600	390
	Kumagai Gumi Co. Ltd.	13,300	390
	Shimachu Co. Ltd.	16,100	389
	NHK Spring Co. Ltd.	43,100	388
	Taisei Lamick Co. Ltd.	15,200	385
	Ushio Inc.	31,300	381
	Hanwa Co. Ltd.	13,200	380
	NEC Capital Solutions Ltd.	24,300	378
	Shiga Bank Ltd.	15,800	378
	Tokyo Ohka Kogyo Co. Ltd.	11,800	378
	FP Corp.	6,200	378
	Tadano Ltd.	35,700	378
	KH Neochem Co. Ltd.	12,900	377
	Benefit One Inc.	18,000	376
	Hokuhoku Financial Group Inc.	34,000	375
*	Hokuriku Electric Power Co.	50,100	373
	Acom Co. Ltd.	105,800	372
	Glory Ltd.	14,700	371
	Toagosei Co. Ltd.	33,500	366
	Nihon Parkerizing Co. Ltd.	28,000	366
	Nishi-Nippon Financial Holdings Inc.	44,000	364
	Daishi Hokuetsu Financial Group Inc.	12,250	361
	Milbon Co. Ltd.	7,000	358
	Nisshinbo Holdings Inc.	40,100	358
	HIS Co. Ltd.	11,200	358
	Tokyo Seimitsu Co. Ltd.	12,200	354
	Kusuri no Aoki Holdings Co. Ltd.	5,000	353
	Nagaileben Co. Ltd.	15,600	352
	Yoshinoya Holdings Co. Ltd.	23,100	350
	Colowide Co. Ltd.	17,400	350
	Kenedix Inc.	73,400	350
	en-japan Inc.	10,700	348
	Nippon Light Metal Holdings Co. Ltd.	157,600	348
	Japan Steel Works Ltd.	18,000	348
	H2O Retailing Corp.	27,300	348
	Digital Garage Inc.	11,900	348
	Nikkon Holdings Co. Ltd.	14,700	347
	Open House Co. Ltd.	9,400	345
	Mirait Holdings Corp.	23,400	344
	Mochida Pharmaceutical Co. Ltd.	7,342	341
	SMS Co. Ltd.	17,400	338
	Hitachi Capital Corp.	14,500	338

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
Maruha Nichiro Corp.	10,500	334
Koei Tecmo Holdings Co. Ltd.	18,240	333
Fujikura Ltd.	79,400	328
Toyo Tire Corp.	28,000	328
Kanematsu Corp.	29,400	326
Fuso Pharmaceutical Industries Ltd.	14,700	326
Meitec Corp.	7,000	326
Nippon Seiki Co. Ltd.	19,600	326
Shochiku Co. Ltd.	2,700	325
Hitachi Transport System Ltd.	11,600	322
Okamoto Industries Inc.	6,200	321
Japan Lifeline Co. Ltd.	20,200	320
Nippon Gas Co. Ltd.	12,000	316
Pilot Corp.	7,600	314
Daito Pharmaceutical Co. Ltd.	9,700	313
Tokyo Dome Corp.	31,500	313
Valor Holdings Co. Ltd.	12,800	312
Tomy Co. Ltd.	29,100	312
Aoyama Trading Co. Ltd.	14,200	312
Justsystems Corp.	10,800	310
Ariake Japan Co. Ltd.	5,300	310
ZERIA Pharmaceutical Co. Ltd.	17,400	308
Kyudenko Corp.	10,800	308
Hokkaido Electric Power Co. Inc.	54,800	307
77 Bank Ltd.	21,400	307
Toho Holdings Co. Ltd.	13,100	307
Nishimatsu Construction Co. Ltd.	14,100	306
Toyobo Co. Ltd.	23,400	305
Shinmaywa Industries Ltd.	24,700	305
Oki Electric Industry Co. Ltd.	25,900	304
Nomura Co. Ltd.	10,800	302
Toyo Ink SC Holdings Co. Ltd.	12,600	302
Iriso Electronics Co. Ltd.	5,800	302
Yaoko Co. Ltd.	6,300	300
Daiseki Co. Ltd.	10,900	299
Seikagaku Corp.	27,100	298
Kokuyo Co. Ltd.	23,500	298
Jeol Ltd.	14,700	298
Maeda Road Construction Co. Ltd.	15,000	298
Jafco Co. Ltd.	7,800	295
Japan Petroleum Exploration Co. Ltd.	13,500	293
Daiwabo Holdings Co. Ltd.	5,700	292
Shibusawa Warehouse Co. Ltd.	18,500	291
Mitsubishi Pencil Co. Ltd.	14,100	290
Inaba Denki Sangyo Co. Ltd.	7,100	289
Systena Corp.	24,000	289
As One Corp.	3,600	288
Lintec Corp.	13,300	287
Takuma Co. Ltd.	23,800	287
Morita Holdings Corp.	16,900	287
Ichigo Inc.	88,100	285
Matsui Securities Co. Ltd.	31,800	284
Nissin Sugar Co. Ltd.	15,900	282
Toyota Boshoku Corp.	19,100	282
Sumitomo Warehouse Co. Ltd.	22,000	282
JCR Pharmaceuticals Co. Ltd.	5,000	282
Nichias Corp.	14,500	280
Makino Milling Machine Co. Ltd.	6,600	280
Kameda Seika Co. Ltd.	5,949	279
Fujitec Co. Ltd.	22,700	279
Central Glass Co. Ltd.	11,900	278
Tokyo Electron Device Ltd.	15,900	277
Digital Arts Inc.	3,200	276
Maruzen Showa Unyu Co. Ltd.	10,400	276

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Autobacs Seven Co. Ltd.	15,800	276
^	Descente Ltd.	13,000	275
	Musashi Seimitsu Industry Co. Ltd.	17,600	275
	GMO internet Inc.	17,700	275
	San-In Godo Bank Ltd.	41,400	274
	Iino Kaiun Kaisha Ltd.	78,400	274
	Sakata Seed Corp.	8,600	274
	Toei Co. Ltd.	2,100	273
	Nippon Sheet Glass Co. Ltd.	32,774	271
	Ogaki Kyoritsu Bank Ltd.	12,000	271
	Tokai Rika Co. Ltd.	15,600	271
^	Trusco Nakayama Corp.	10,700	270
	Kotobuki Spirits Co. Ltd.	6,000	270
	Canon Marketing Japan Inc.	12,400	269
	Duskin Co. Ltd.	10,900	269
	Exedy Corp.	11,700	268
	Macnica Fuji Electronics Holdings Inc.	18,500	268
	Taiyo Holdings Co. Ltd.	7,600	268
	Senko Group Holdings Co. Ltd.	33,200	267
	Nitta Corp.	8,100	267
	Tokyo Steel Manufacturing Co. Ltd.	30,900	265
	Nihon Yamamura Glass Co. Ltd.	20,000	264
	Nippo Corp.	13,000	264
	KOMEDA Holdings Co. Ltd.	14,300	262
	Adastria Co. Ltd.	10,640	262
	Heiwa Corp.	13,100	261
	S Foods Inc.	7,500	260
*	Suruga Bank Ltd.	58,500	259
	Japan Aviation Electronics Industry Ltd.	16,000	259
	Elecom Co. Ltd.	7,700	258
	Create Restaurants Holdings Inc.	21,500	258
	Japan Securities Finance Co. Ltd.	49,600	258
	Resorttrust Inc.	18,400	258
	TOKAI Holdings Corp.	30,800	257
	Fuji Soft Inc.	6,500	257
	Japan Material Co. Ltd.	17,200	257
	Nikkiso Co. Ltd.	20,700	257
	Fuyo General Lease Co. Ltd.	5,100	255
	Showa Corp.	17,300	254
	Hokkaido Gas Co. Ltd.	19,800	254
	Nachi-Fujikoshi Corp.	5,100	253
	Takasago Thermal Engineering Co. Ltd.	15,900	252
	Wellnet Corp.	26,300	252
	NS Solutions Corp.	9,300	250
	Internet Initiative Japan Inc.	12,300	250
	Kandenko Co. Ltd.	29,500	249
	Daikoku Denki Co. Ltd.	18,200	248
	Mitsui-Soko Holdings Co. Ltd.	15,600	248
	DTS Corp.	7,000	248
	JINS Inc.	4,600	247
	Megmilk Snow Brand Co. Ltd.	11,100	246
	Eizo Corp.	6,400	246
	Round One Corp.	18,200	245
	Yamato Kogyo Co. Ltd.	8,800	244
	Kissei Pharmaceutical Co. Ltd.	9,848	244
	Nojima Corp.	14,200	244
	Topre Corp.	13,000	244
	Mandom Corp.	9,400	243
^	Katitas Co. Ltd.	7,300	243
	Ohsho Food Service Corp.	3,700	241
	Toshiba TEC Corp.	8,700	240
	United Arrows Ltd.	7,600	240
^	Modec Inc.	7,800	240
	Fuji Kyuko Co. Ltd.	6,300	239

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Taikisha Ltd.	7,900	239
	Gunze Ltd.	5,600	239
	Keihin Corp.	14,400	237
	Awa Bank Ltd.	9,400	237
	EDION Corp.	27,900	237
	Okamura Corp.	23,400	236
	Aomori Bank Ltd.	9,000	235
	Sintokogio Ltd.	24,900	234
	Press Kogyo Co. Ltd.	42,700	231
	Daio Paper Corp.	19,900	230
*	Mitsui E&S Holdings Co. Ltd.	23,300	230
	NSD Co. Ltd.	9,290	230
	Hogy Medical Co. Ltd.	7,000	229
	Okinawa Electric Power Co. Inc.	13,821	228
	kabu.com Securities Co. Ltd.	45,400	228
	Optex Group Co. Ltd.	13,600	228
	Toho Co. Ltd./Kobe	11,500	227
	Tokai Corp./Gifu	9,800	226
	Pacific Industrial Co. Ltd.	13,800	226
	Noevir Holdings Co. Ltd.	4,300	226
	Keiyo Bank Ltd.	36,500	226
	Fujitsu General Ltd.	15,300	223
	Kitz Corp.	29,200	223
	Japan Elevator Service Holdings Co. Ltd.	10,900	222
	Paramount Bed Holdings Co. Ltd.	4,700	221
	Nissan Shatai Co. Ltd.	24,000	221
	Starts Corp. Inc.	9,900	220
	San-A Co. Ltd.	5,600	220
	Kiyo Bank Ltd.	16,007	218
	Itoham Yonekyu Holdings Inc.	34,872	218
*	Aiful Corp.	92,800	218
	Shoei Co. Ltd.	5,000	217
	Nichiha Corp.	7,900	217
	Heiwa Real Estate Co. Ltd.	11,200	216
	Prestige International Inc.	15,000	215
	Zenrin Co. Ltd.	9,850	215
	Senshu Ikeda Holdings Inc.	86,400	215
	Komeri Co. Ltd.	10,100	213
	OBIC Business Consultants Co. Ltd.	5,300	213
	Hokkoku Bank Ltd.	6,900	213
	Seiren Co. Ltd.	14,200	213
	Kumiai Chemical Industry Co. Ltd.	28,963	213
	Nisshin Oillio Group Ltd.	7,400	212
	Hokuetsu Corp.	38,700	211
	Nippon Soda Co. Ltd.	7,600	210
	Japan Transcity Corp.	52,500	210
	Sanki Engineering Co. Ltd.	19,100	209
	Kato Sangyo Co. Ltd.	6,400	209
	Tokai Tokyo Financial Holdings Inc.	62,800	209
	Showa Sangyo Co. Ltd.	7,700	208
	Mitsubishi Paper Mills Ltd.	40,900	208
^	Atom Corp.	23,949	207
	cocokara fine Inc.	5,200	207
	Hyakugo Bank Ltd.	64,000	207
	Funai Soken Holdings Inc.	7,950	206
	Unipres Corp.	13,300	206
	KYORIN Holdings Inc.	10,900	205
	Idec Corp.	10,000	204
	Tsubaki Nakashima Co. Ltd.	10,900	204
	Artnature Inc.	36,100	203
	Tsukuba Bank Ltd.	115,200	203
	Fuji Pharma Co. Ltd.	13,400	203
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	203
	Nippon Flour Mills Co. Ltd.	12,000	203

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	EPS Holdings Inc.	11,300	203
	Gun-Ei Chemical Industry Co. Ltd.	8,200	202
	Chuetsu Pulp & Paper Co. Ltd.	15,900	201
	Icom Inc.	10,700	201
	BML Inc.	7,100	201
	Asahi Holdings Inc.	10,300	201
	DCM Holdings Co. Ltd.	20,200	200
	Maruwa Unyu Kikan Co. Ltd.	5,666	200
	Joshin Denki Co. Ltd.	9,300	200
	Towa Pharmaceutical Co. Ltd.	8,100	199
	Nippon Television Holdings Inc.	13,600	199
	Fujibo Holdings Inc.	8,000	199
*	euglena Co. Ltd.	28,900	198
	Sumitomo Precision Products Co. Ltd.	7,100	198
	Kita-Nippon Bank Ltd.	11,500	197
	Musashino Bank Ltd.	10,100	196
	Hamakyorex Co. Ltd.	5,300	196
	Komtasu Matere Co. Ltd.	25,100	196
	Koshidaka Holdings Co. Ltd.	13,904	195
^	Toridoll Holdings Corp.	8,700	195
	Nichicon Corp.	19,800	193
	Chugoku Marine Paints Ltd.	20,400	193
	Nippon Steel Trading Corp.	4,600	192
	Broadleaf Co. Ltd.	37,300	192
	Pressance Corp.	15,600	191
	Joyful Honda Co. Ltd.	16,388	191
	IBJ Leasing Co. Ltd.	8,100	191
	Anicom Holdings Inc.	6,100	189
	Shikoku Chemicals Corp.	17,500	189
	Eiken Chemical Co. Ltd.	10,500	189
	Ichibanya Co. Ltd.	4,600	189
	Fukui Bank Ltd.	12,900	188
^	Orient Corp.	178,500	188
	Atsugi Co. Ltd.	22,300	188
	Onward Holdings Co. Ltd.	34,000	188
	TPR Co. Ltd.	9,500	187
	Fukushima Industries Corp.	5,400	187
	Ryobi Ltd.	8,200	187
	Shibuya Corp.	6,000	187
	CKD Corp.	16,000	186
	Siix Corp.	11,600	186
*	Open Door Inc.	6,400	185
	Nippon Carbon Co. Ltd.	4,200	185
	Yamazen Corp.	17,600	185
	Saibu Gas Co. Ltd.	8,800	185
	Hirata Corp.	2,680	185
	North Pacific Bank Ltd.	75,300	185
	Intage Holdings Inc.	21,900	185
	FCC Co. Ltd.	8,900	184
	Avex Inc.	14,500	184
	San-Ai Oil Co. Ltd.	21,700	183
	Nishimatsuya Chain Co. Ltd.	22,900	183
	SKY Perfect JSAT Holdings Inc.	45,600	182
	Kanagawa Chuo Kotsu Co. Ltd.	5,300	182
	Raito Kogyo Co. Ltd.	14,100	182
	JVC Kenwood Corp.	68,400	182
	Paris Miki Holdings Inc.	51,500	182
	Tonami Holdings Co. Ltd.	3,300	181
	Shizuoka Gas Co. Ltd.	22,300	181
	Torii Pharmaceutical Co. Ltd.	9,100	181
	Solasto Corp.	18,000	181
	Toli Corp.	77,000	180
	Daihen Corp.	6,400	179
	Monogatari Corp.	2,236	179

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	Shimizu Bank Ltd.	11,300	179
	Menicon Co. Ltd.	6,200	179
	Sanyo Denki Co. Ltd.	3,800	179
	Aiphone Co. Ltd.	11,300	178
	Fuji Co. Ltd./Ehime	10,700	178
	FULLCAST Holdings Co. Ltd.	8,066	178
	NichiiGakkan Co. Ltd.	14,500	178
	Chiba Kogyo Bank Ltd.	68,900	178
	Kura Corp.	4,100	177
	Tachi-S Co. Ltd.	11,500	177
	Tokyo Broadcasting System Holdings Inc.	9,300	177
	Heiwado Co. Ltd.	9,600	177
	Sakai Moving Service Co. Ltd.	3,000	177
	Kurimoto Ltd.	13,500	177
	Arcs Co. Ltd.	8,700	176
	Monex Group Inc.	57,900	176
	Jimoto Holdings Inc.	191,500	176
	Denki Kogyo Co. Ltd.	6,000	176
	Teikoku Sen-I Co. Ltd.	7,900	176
	Towa Bank Ltd.	27,400	176
	Kintetsu World Express Inc.	11,600	175
	Toho Zinc Co. Ltd.	6,700	175
	Tachibana Eletech Co. Ltd.	11,200	175
	V Technology Co. Ltd.	1,300	175
	Tsukishima Kikai Co. Ltd.	13,300	175
	Takeuchi Manufacturing Co. Ltd.	9,200	174
	Maruwa Co. Ltd./Aichi	3,200	174
	Honeys Holdings Co. Ltd.	18,860	174
	Yondoshi Holdings Inc.	7,900	174
	Yuasa Trading Co. Ltd.	6,100	174
	Meidensha Corp.	12,200	174
	Yodogawa Steel Works Ltd.	9,100	174
	Kadokawa Dwango Corp.	13,736	173
	Nippon Yakin Kogyo Co. Ltd.	75,500	173
^	Aruhi Corp.	9,656	172
	Tamron Co. Ltd.	8,800	172
	Wacom Co. Ltd.	42,600	172
	Sanyo Chemical Industries Ltd.	3,400	172
	Toa Corp./Hyogo	15,600	172
	Tayca Corp.	7,561	171
	Noritake Co. Ltd./Nagoya	3,500	171
	Hitachi Zosen Corp.	55,000	170
	Key Coffee Inc.	9,000	170
	Toshiba Machine Co. Ltd.	7,400	169
	Max Co. Ltd.	11,000	169
	Japan Pulp & Paper Co. Ltd.	4,400	168
	Hiday Hidaka Corp.	9,236	168
	Seiko Holdings Corp.	7,400	168
	Tsutsumi Jewelry Co. Ltd.	10,300	168
	Juroku Bank Ltd.	8,200	168
	Fuji Media Holdings Inc.	12,400	167
	Create SD Holdings Co. Ltd.	7,200	167
	Sekisui Jushi Corp.	8,600	167
	SWCC Showa Holdings Co. Ltd.	23,900	166
	Kanamoto Co. Ltd.	7,000	166
	Kohnan Shoji Co. Ltd.	7,500	166
	Maxell Holdings Ltd.	10,900	166
	Takihyo Co. Ltd.	10,100	166
	Ryosan Co. Ltd.	6,100	165
	Yokogawa Bridge Holdings Corp.	10,100	164
	Royal Holdings Co. Ltd.	6,700	164
	Piolax Inc.	8,700	164
	TOMONY Holdings Inc.	44,900	163
	Vital KSK Holdings Inc.	16,900	161

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Bank of Okinawa Ltd.	5,180	161
	Daiho Corp.	6,000	161
	Bell System24 Holdings Inc.	11,000	160
*	KYB Corp.	5,900	160
	Takara Standard Co. Ltd.	10,500	160
	Inabata & Co. Ltd.	11,600	159
	Tsukui Corp.	25,500	159
*	RENOVA Inc.	18,200	158
	Oiles Corp.	9,460	158
	Belc Co. Ltd.	3,500	157
	Sagami Holdings Corp.	13,100	156
	Nissin Kogyo Co. Ltd.	11,700	156
	Foster Electric Co. Ltd.	10,000	156
	Axial Retailing Inc.	5,199	155
	Riken Corp.	3,200	153
	Nippon Signal Company Ltd.	16,400	152
*	Vision Inc.	3,300	152
	Yamagata Bank Ltd.	9,400	152
	Nihon Nohyaku Co. Ltd.	35,600	151
	Earth Corp.	3,300	151
	Nippon Ceramic Co. Ltd.	5,300	151
	Achilles Corp.	8,500	151
	Chubu Shiryo Co. Ltd.	13,600	151
	Dai Nippon Toryo Co. Ltd.	15,900	150
	Akita Bank Ltd.	7,600	150
	Shinko Shoji Co. Ltd.	8,900	150
	Itoki Corp.	30,300	149
	ESPEC Corp.	7,500	148
	Hyakujushi Bank Ltd.	7,100	148
	Yamanashi Chuo Bank Ltd.	12,600	148
	Tokushu Tokai Paper Co. Ltd.	4,000	148
	Oita Bank Ltd.	4,900	147
	Computer Engineering & Consulting Ltd.	7,426	147
	Star Micronics Co. Ltd.	9,000	147
	Bank of Iwate Ltd.	5,100	147
	Transcosmos Inc.	6,700	147
	Uchida Yoko Co. Ltd.	4,600	147
	Japan Wool Textile Co. Ltd.	18,200	147
^	Noritsu Koki Co. Ltd.	7,600	147
	Fujicco Co. Ltd.	7,400	146
	United Super Markets Holdings Inc.	16,160	146
	Aida Engineering Ltd.	18,500	146
^	MOS Food Services Inc.	6,200	146
	PC Depot Corp.	39,520	145
	Trancom Co. Ltd.	2,500	145
	Sanshin Electronics Co. Ltd.	8,600	145
	Nissin Electric Co. Ltd.	15,300	145
	Relia Inc.	13,700	145
	Daiwa Industries Ltd.	12,400	145
	Nippon Chemiphar Co. Ltd.	5,552	145
^	Right On Co. Ltd.	20,600	144
	Mito Securities Co. Ltd.	72,400	144
	Keihanshin Building Co. Ltd.	15,700	144
*,^	Chiyoda Corp.	45,400	144
	Prima Meat Packers Ltd.	7,800	143
	Bank of Nagoya Ltd.	4,400	143
	Ai Holdings Corp.	8,700	142
^	Ringer Hut Co. Ltd.	6,700	142
	Nitto Boseki Co. Ltd.	6,800	142
	Arakawa Chemical Industries Ltd.	10,500	142
	Toyo Securities Co. Ltd.	121,000	141
	Komori Corp.	12,200	141
	Wakita & Co. Ltd.	13,400	141
	Rheon Automatic Machinery Co. Ltd.	9,280	141

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sanyo Shokai Ltd.	8,300	140
	Osaka Soda Co. Ltd.	5,800	140
	Kisoji Co. Ltd.	6,000	140
	Riso Kyoiku Co. Ltd.	36,600	140
	Tokyotokeiba Co. Ltd.	4,800	140
	Miyazaki Bank Ltd.	5,800	140
	Nippon Denko Co. Ltd.	66,600	140
	Financial Products Group Co. Ltd.	16,200	139
*	Kojima Co. Ltd.	28,400	139
	Nitto Kogyo Corp.	7,100	139
*,^	Japan Display Inc.	196,500	139
	Roland DG Corp.	6,400	138
	Giken Ltd.	4,400	138
	Hosiden Corp.	14,400	138
	Hioki EE Corp.	3,800	137
	Plenus Co. Ltd.	8,300	137
	Yushiro Chemical Industry Co. Ltd.	11,458	137
	Rorze Corp.	5,800	137
	Futaba Corp.	8,400	137
	Sanyo Special Steel Co. Ltd.	6,800	136
	Shimojima Co. Ltd.	12,700	136
	Doshisha Co. Ltd.	8,500	136
	Tsugami Corp.	15,000	136
	Michinoku Bank Ltd.	9,300	136
	Tenma Corp.	7,300	136
	Yorozu Corp.	9,300	135
	Toshiba Plant Systems & Services Corp.	7,500	135
	Nextage Co. Ltd.	12,500	135
	Bank of the Ryukyus Ltd.	12,400	134
	Fujikura Kasei Co. Ltd.	24,500	134
	Sato Holdings Corp.	5,500	134
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	134
	Obara Group Inc.	3,500	134
	Tosho Co. Ltd.	5,200	134
	Shikoku Bank Ltd.	14,600	133
	Noritz Corp.	8,600	133
	Unizo Holdings Co. Ltd.	7,500	133
	Saizeriya Co. Ltd.	5,900	133
	Furukawa Co. Ltd.	10,600	132
	Okabe Co. Ltd.	14,400	132
	UACJ Corp.	6,500	132
	Asunaro Aoki Construction Co. Ltd.	16,900	131
	Aeon Delight Co. Ltd.	3,900	131
	Maezawa Kyuso Industries Co. Ltd.	7,500	131
	Goldcrest Co. Ltd.	9,900	130
	Daiichi Jitsugyo Co. Ltd.	4,200	130
	Sankyo Seiko Co. Ltd.	28,400	130
	Mitsubishi Shokuhin Co. Ltd.	5,000	129
	San ju San Financial Group Inc.	9,580	129
	Nissha Co. Ltd.	11,100	129
	Zuiko Corp.	4,000	129
	Daikyonishikawa Corp.	12,800	129
	T RAD Co. Ltd.	6,000	129
	Yahagi Construction Co. Ltd.	18,300	128
	CTS Co. Ltd.	20,979	128
	Bando Chemical Industries Ltd.	13,100	128
*,^	Leopalace21 Corp.	75,300	128
	Akatsuki Inc.	2,800	128
	Nanto Bank Ltd.	6,800	128
	Hokuto Corp.	7,400	127
	eGuarantee Inc.	11,900	127
	Geo Holdings Corp.	9,300	127
	ASKA Pharmaceutical Co. Ltd.	12,100	127
^	Maeda Kosen Co. Ltd.	6,600	126

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shinko Electric Industries Co. Ltd.	14,300	126
	Kitagawa Corp.	6,000	125
	Riken Keiki Co. Ltd.	6,600	125
	Restar Holdings Corp.	7,700	125
	Sanken Electric Co. Ltd.	5,800	125
	Valqua Ltd.	5,800	124
	Kappa Create Co. Ltd.	9,500	124
	Kansai Super Market Ltd.	13,100	124
	Mitsuboshi Belting Ltd.	6,500	124
	Juki Corp.	10,700	123
	JP-Holdings Inc.	47,500	123
	Seika Corp.	10,000	123
	NEC Networks & System Integration Corp.	5,100	123
	Fujimori Kogyo Co. Ltd.	4,200	123
	FIDEA Holdings Co. Ltd.	104,200	123
	Shinko Plantech Co. Ltd.	11,700	122
	Studio Alice Co. Ltd.	6,600	122
	ValueCommerce Co. Ltd.	4,800	122
	Arata Corp.	3,400	121
	Kourakuen Holdings Corp.	4,200	121
	ASKUL Corp.	4,500	121
	Mitsui Sugar Co. Ltd.	5,000	121
	TSI Holdings Co. Ltd.	19,400	121
	SMK Corp.	5,200	120
	Rokko Butter Co. Ltd.	6,200	120
	Tokyu Construction Co. Ltd.	16,700	120
	Anest Iwata Corp.	13,700	120
	Yokohama Reito Co. Ltd.	15,100	120
	Arcland Sakamoto Co. Ltd.	9,200	120
	Kitano Construction Corp.	4,400	119
	Kobe Bussan Co. Ltd.	3,000	119
	Alconix Corp.	10,019	119
	Toyo Tanso Co. Ltd.	6,000	119
	Marudai Food Co. Ltd.	6,800	119
	Matsuya Co. Ltd.	13,300	119
	Link And Motivation Inc.	15,500	119
	Takasago International Corp.	3,900	119
	Kurabo Industries Ltd.	6,300	119
	KFC Holdings Japan Ltd.	6,600	118
	Ishihara Sangyo Kaisha Ltd.	10,500	118
	LEC Inc.	9,000	118
	TKC Corp.	3,000	117
*,^	Kinki Sharyo Co. Ltd.	6,400	117
	Katakura Industries Co. Ltd.	10,200	117
^	Sourcenext Corp.	25,400	117
	Kyodo Printing Co. Ltd.	5,200	117
	Toho Bank Ltd.	45,000	117
	Bunka Shutter Co. Ltd.	15,800	117
	Sumitomo Seika Chemicals Co. Ltd.	3,000	117
	Token Corp.	1,900	116
	Pack Corp.	3,600	116
	CAC Holdings Corp.	8,100	116
	Topy Industries Ltd.	5,000	116
	France Bed Holdings Co. Ltd.	14,000	115
	JAC Recruitment Co. Ltd.	4,700	115
	TV Asahi Holdings Corp.	6,500	115
	Nichiban Co. Ltd.	5,500	115
*,^	Toyo Engineering Corp.	21,500	115
	Hisaka Works Ltd.	12,900	115
	Rock Field Co. Ltd.	8,000	114
	LIFULL Co. Ltd.	21,100	114
	Gree Inc.	29,100	114
	Eagle Industry Co. Ltd.	9,900	113
	Sodick Co. Ltd.	12,500	113

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Chudenko Corp.	5,500	113
	St. Marc Holdings Co. Ltd.	5,000	112
	NS United Kaiun Kaisha Ltd.	5,100	112
	Tokyo Kiraboshi Financial Group Inc.	7,749	112
	Chofu Seisakusho Co. Ltd.	5,300	112
	Retail Partners Co. Ltd.	10,700	112
	Osaka Steel Co. Ltd.	6,500	111
	Misawa Homes Co. Ltd.	15,900	111
	Jaccs Co. Ltd.	6,400	111
	Nagatanien Holdings Co. Ltd.	5,500	111
	Nippon Coke & Engineering Co. Ltd.	123,200	111
^	Kitanotatsujin Corp.	22,900	110
	Daido Metal Co. Ltd.	17,300	109
	Sakai Chemical Industry Co. Ltd.	4,400	109
	Jamco Corp.	5,400	109
	Optorun Co. Ltd.	4,100	108
^	Miroku Jyoho Service Co. Ltd.	4,000	108
	Konishi Co. Ltd.	7,000	108
	World Co. Ltd.	5,500	107
	G-Tekt Corp.	7,500	107
	Sac’s Bar Holdings Inc.	10,700	107
	Ichikoh Industries Ltd.	17,000	107
	Pasona Group Inc.	6,700	106
	Futaba Industrial Co. Ltd.	16,800	106
	PIA Corp.	2,500	106
	Tamura Corp.	17,000	106
	Matsuda Sangyo Co. Ltd.	8,300	105
	Doutor Nichires Holdings Co. Ltd.	5,500	105
*	Tokyo Base Co. Ltd.	10,900	105
	Teikoku Electric Manufacturing Co. Ltd.	10,200	104
	GLOBERIDE Inc.	3,600	104
	Daibiru Corp.	11,700	104
^	Zojirushi Corp.	10,000	103
	Chuo Spring Co. Ltd.	3,900	103
	YAMABIKO Corp.	10,400	103
	Chukyo Bank Ltd.	5,200	103
	Kenko Mayonnaise Co. Ltd.	5,000	102
	JCU Corp.	6,000	102
^	Sanei Architecture Planning Co. Ltd.	7,200	102
	Macromill Inc.	8,900	102
	Tekken Corp.	3,900	102
^	Sanyo Electric Railway Co. Ltd.	5,081	102
	Aichi Steel Corp.	3,300	101
	Okuwa Co. Ltd.	10,000	101
	Ehime Bank Ltd.	10,600	101
	Krosaki Harima Corp.	1,900	100
	J-Oil Mills Inc.	2,800	100
	Linical Co. Ltd.	8,800	100
	Dai-Dan Co. Ltd.	4,500	100
	Toenec Corp.	3,600	100
^	Istyle Inc.	14,000	100
	Neturen Co. Ltd.	11,600	100
^	Pepper Food Service Co. Ltd.	4,907	99
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	99
	Sumida Corp.	6,634	99
	Tocalo Co. Ltd.	12,000	99
	Shindengen Electric Manufacturing Co. Ltd.	2,400	99
	Tsurumi Manufacturing Co. Ltd.	5,500	99
	MCJ Co. Ltd.	13,600	98
	Cleanup Corp.	17,500	98
	Mitsuuroko Group Holdings Co. Ltd.	12,100	98
	Starzen Co. Ltd.	2,700	98
	Konoike Transport Co. Ltd.	6,000	97
	Nisso Corp.	8,400	97

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Kyoei Steel Ltd.	5,800	96
	METAWATER Co. Ltd.	3,200	96
	Yushin Precision Equipment Co. Ltd.	8,800	96
	Meiko Network Japan Co. Ltd.	9,600	96
	Kamakura Shinsho Ltd.	7,300	96
	Trust Tech Inc.	2,800	95
	Shoei Foods Corp.	3,400	95
*,^	Change Inc.	2,800	95
*	M&A Capital Partners Co. Ltd.	2,200	94
	Mitsui High-Tec Inc.	8,100	94
	T Hasegawa Co. Ltd.	5,800	94
	Dexerials Corp.	14,800	94
	Sanoh Industrial Co. Ltd.	19,700	94
	SRA Holdings	4,300	93
	Nitto Kohki Co. Ltd.	4,500	93
	Ines Corp.	7,400	92
	Zuken Inc.	6,700	92
	AOKI Holdings Inc.	8,800	92
	Mizuno Corp.	4,000	92
	Chiyoda Co. Ltd.	5,800	92
	Marusan Securities Co. Ltd.	16,100	91
	Sankyo Tateyama Inc.	8,200	91
	Enplas Corp.	3,200	91
*	Laox Co. Ltd.	30,600	90
	Nohmi Bosai Ltd.	5,000	90
	Belluna Co. Ltd.	11,900	90
	Kanto Denka Kogyo Co. Ltd.	12,000	90
^	Takamiya Co. Ltd.	14,800	90
	Asahi Diamond Industrial Co. Ltd.	12,600	89
	Nakayama Steel Works Ltd.	19,100	89
	Sinko Industries Ltd.	6,159	89
	Fujimi Inc.	3,800	88
	Koa Corp.	6,400	88
	Kasai Kogyo Co. Ltd.	10,600	88
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	87
	Fixstars Corp.	6,600	87
	Megachips Corp.	6,500	87
	Nippon Koei Co. Ltd.	3,800	87
	Kyokuyo Co. Ltd.	3,500	87
	Sun Frontier Fudousan Co. Ltd.	8,500	87
	Osaki Electric Co. Ltd.	13,000	86
	Fuso Chemical Co. Ltd.	4,800	86
	Sakata INX Corp.	9,400	85
*,^	Gunosy Inc.	5,700	85
	Hibiya Engineering Ltd.	5,100	85
	VT Holdings Co. Ltd.	21,100	85
	TOC Co. Ltd.	13,600	85
	DyDo Group Holdings Inc.	1,900	85
	Tosei Corp.	10,200	85
	Mitsui Matsushima Holdings Co. Ltd.	7,400	85
	Mie Kotsu Group Holdings Inc.	15,900	84
	Itochu-Shokuhin Co. Ltd.	2,000	84
	F@N Communications Inc.	13,700	84
	Dip Corp.	5,500	84
	Meisei Industrial Co. Ltd.	12,500	84
	Nippon Chemi-Con Corp.	4,100	84
^	W-Scope Corp.	5,300	84
	Chugai Ro Co. Ltd.	5,000	84
	Nishio Rent All Co. Ltd.	3,000	83
	Qol Holdings Co. Ltd.	5,400	82
	Nihon Tokushu Toryo Co. Ltd.	7,500	81
	Strike Co. Ltd.	4,443	81
	Takara Leben Co. Ltd.	26,000	81
*	Akebono Brake Industry Co. Ltd.	69,100	80

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	OPT Holding Inc.	4,895	80
^	Hoosiers Holdings	13,500	80
	Fujiya Co. Ltd.	4,300	80
	Life Corp.	4,100	80
	Sinfonia Technology Co. Ltd.	5,600	80
	GCA Corp.	10,800	80
	Inageya Co. Ltd.	6,647	80
	Hito Communications Holdings Inc.	4,700	80
	Information Services International-Dentsu Ltd.	2,300	79
	Toa Corp.	5,500	79
	Ricoh Leasing Co. Ltd.	2,700	79
	Yellow Hat Ltd.	6,200	78
	Godo Steel Ltd.	5,000	78
	Nippon Thompson Co. Ltd.	15,000	78
	Xebio Holdings Co. Ltd.	7,400	78
	Parco Co. Ltd.	8,100	78
	Taihei Dengyo Kaisha Ltd.	3,500	77
	Corona Corp. Class A	8,100	77
	Advan Co. Ltd.	8,200	76
	Tokyo Individualized Educational Institute Inc.	8,400	76
	Kamei Corp.	7,500	75
	OSJB Holdings Corp.	31,300	75
	SBS Holdings Inc.	4,400	74
	Mitsubishi Logisnext Co. Ltd.	6,600	74
	Kanematsu Electronics Ltd.	2,500	74
	SAMTY Co. Ltd.	5,700	74
	Nissei ASB Machine Co. Ltd.	2,000	74
	Yakuodo Co. Ltd.	3,000	73
	Shinwa Co. Ltd.	3,600	73
	Tochigi Bank Ltd.	36,100	73
	Riso Kagaku Corp.	4,400	73
^	Ohara Inc.	5,800	73
	Stella Chemifa Corp.	2,600	72
	Ateam Inc.	4,800	72
	T-Gaia Corp.	4,400	72
	Amuse Inc.	3,000	71
	ASAHI YUKIZAI Corp.	4,400	71
	Riken Technos Corp.	15,200	71
	Canon Electronics Inc.	4,300	71
	Cawachi Ltd.	4,000	71
	Tanseisha Co. Ltd.	6,300	70
	Gakken Holdings Co. Ltd.	1,500	70
	Tomoku Co. Ltd.	4,400	70
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	70
	LIXIL VIVA Corp.	5,900	70
	Kanaden Corp.	6,100	69
	ST Corp.	4,000	69
	Takamatsu Construction Group Co. Ltd.	3,200	69
	Iseki & Co. Ltd.	4,400	69
	COLOPL Inc.	11,300	69
	Toyo Kanetsu KK	3,600	69
	Aichi Bank Ltd.	2,100	69
	Ichiyoshi Securities Co. Ltd.	9,400	69
*	KLab Inc.	9,200	69
	Onoken Co. Ltd.	4,800	68
	Nippon Parking Development Co. Ltd.	43,500	68
^	YA-MAN Ltd.	7,100	68
	Space Value Holdings Co. Ltd.	12,500	68
	Daiken Corp.	3,600	68
*	Unitika Ltd.	17,100	68
*	COOKPAD Inc.	27,800	68
	Chiyoda Integre Co. Ltd.	3,600	67
	Sogo Medical Holdings Co. Ltd.	3,600	67
	K&O Energy Group Inc.	4,600	67

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	CMK Corp.	9,600	67
	Ryoyo Electro Corp.	4,300	66
	Hosokawa Micron Corp.	1,400	66
	Daisyo Corp.	4,700	66
	Hodogaya Chemical Co. Ltd.	2,400	66
	Pacific Metals Co. Ltd.	3,000	66
	Nissin Corp.	3,800	65
	Denyo Co. Ltd.	5,100	65
	Nichiden Corp.	4,300	64
	Fukui Computer Holdings Inc.	3,200	64
^	J Trust Co. Ltd.	19,500	64
^	Yamashin-Filter Corp.	9,851	64
	Mimasu Semiconductor Industry Co. Ltd.	4,300	64
	Toyo Corp./Chuo-ku	7,800	64
^	Genky DrugStores Co. Ltd.	2,700	63
	Nippon Road Co. Ltd.	1,100	63
	Tv Tokyo Holdings Corp.	3,000	63
	World Holdings Co. Ltd.	3,700	63
	Kaga Electronics Co. Ltd.	3,400	63
	Cybozu Inc.	6,600	63
	Torishima Pump Manufacturing Co. Ltd.	6,900	63
	Tokyo Rope Manufacturing Co. Ltd.	6,300	62
	Toho Titanium Co. Ltd.	7,300	61
	Mitsubishi Research Institute Inc.	2,200	61
	CI Takiron Corp.	10,000	60
	Toppan Forms Co. Ltd.	6,600	60
	WATAMI Co. Ltd.	4,300	60
	Itochu Enex Co. Ltd.	7,300	60
	Hakuto Co. Ltd.	5,492	60
^	Kyokuto Securities Co. Ltd.	6,700	60
^	RS Technologies Co. Ltd.	2,000	59
	Kyosan Electric Manufacturing Co. Ltd.	15,000	59
	Marvelous Inc.	7,600	59
	eRex Co. Ltd.	6,400	59
	Sumitomo Densetsu Co. Ltd.	3,400	58
	Feed One Co. Ltd.	37,900	58
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	58
	Central Security Patrols Co. Ltd.	1,219	58
	Melco Holdings Inc.	1,800	57
	Elematec Corp.	3,100	57
	Hochiki Corp.	5,000	57
^	OSAKA Titanium Technologies Co. Ltd.	4,100	57
	Fujita Kanko Inc.	2,300	57
	ZIGExN Co. Ltd.	10,800	56
	Mitsuba Corp.	8,700	56
	Fujitsu Frontech Ltd.	5,900	56
	KAWADA TECHNOLOGIES Inc.	900	56
	Matsuyafoods Holdings Co. Ltd.	1,700	56
	Takaoka Toko Co. Ltd.	4,800	56
	Kato Works Co. Ltd.	2,200	56
	Union Tool Co.	2,000	55
	PAL GROUP Holdings Co. Ltd.	1,800	55
	Mars Group Holdings Corp.	2,800	55
*	Vector Inc.	4,600	55
	Nippon Kanzai Co. Ltd.	3,000	54
	Micronics Japan Co. Ltd.	7,000	54
	Toyo Construction Co. Ltd.	14,700	54
	Shin-Etsu Polymer Co. Ltd.	7,100	54
	Bank of Saga Ltd.	3,400	54
	Organo Corp.	1,800	54
	Aisan Industry Co. Ltd.	7,900	54
	Happinet Corp.	4,500	54
	Future Corp.	3,200	54
	Fudo Tetra Corp.	3,880	53

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Aeon Fantasy Co. Ltd.	2,200	53
	Koatsu Gas Kogyo Co. Ltd.	7,000	52
	Sumitomo Riko Co. Ltd.	5,900	52
	Tokyo Energy & Systems Inc.	6,000	52
	Yonex Co. Ltd.	8,400	52
^	Remixpoint Inc.	17,807	52
	Weathernews Inc.	1,700	52
	Dai-ichi Seiko Co. Ltd.	5,000	51
	CHIMNEY Co. Ltd.	2,100	51
	Oyo Corp.	4,800	51
	Kintetsu Department Store Co. Ltd.	1,700	50
	BRONCO BILLY Co. Ltd.	2,400	50
	Arcland Service Holdings Co. Ltd.	2,800	50
	Central Sports Co. Ltd.	1,750	49
	Keiyo Co. Ltd.	11,400	49
	Yurtec Corp.	7,000	49
	Riken Vitamin Co. Ltd.	1,500	49
	Alpha Systems Inc.	2,000	49
	Cosel Co. Ltd.	4,500	48
	JSP Corp.	2,300	48
	Ryoden Corp.	3,500	48
	Fukuda Corp.	1,200	47
	Nihon Chouzai Co. Ltd.	1,300	47
	Alpen Co. Ltd.	3,000	47
	Wowow Inc.	1,800	47
*	KNT-CT Holdings Co. Ltd.	3,700	46
	Nittetsu Mining Co. Ltd.	1,200	46
	Asahi Co. Ltd.	3,800	46
	CMIC Holdings Co. Ltd.	3,100	46
*	Medical Data Vision Co. Ltd.	5,000	46
	Pronexus Inc.	3,800	45
	Sinanen Holdings Co. Ltd.	2,400	45
	Shinnihon Corp.	5,200	45
	Yomiuri Land Co. Ltd.	1,100	43
	Furuno Electric Co. Ltd.	5,100	43
*	Funai Electric Co. Ltd.	5,700	41
	Argo Graphics Inc.	2,000	41
	Sekisui Plastics Co. Ltd.	5,500	41
	Ministop Co. Ltd.	2,600	41
	CONEXIO Corp.	3,300	41
	Fuji Oil Co. Ltd.	16,300	41
	MTI Ltd.	7,000	41
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	40
	Nihon Trim Co. Ltd.	800	40
	Okura Industrial Co. Ltd.	2,400	40
	Hokkan Holdings Ltd.	2,400	40
	Tosho Printing Co. Ltd.	4,500	39
	Japan Cash Machine Co. Ltd.	3,600	38
	Aichi Corp.	5,600	38
^	IDOM Inc.	15,500	38
	Namura Shipbuilding Co. Ltd.	10,900	37
	Tokyo Rakutenchi Co. Ltd.	800	36
	Gurunavi Inc.	6,400	36
	Halows Co. Ltd.	1,800	36
	Taiho Kogyo Co. Ltd.	4,500	36
	Inaba Seisakusho Co. Ltd.	2,500	32
	WDB Holdings Co. Ltd.	1,040	31
	Daikokutenbussan Co. Ltd.	900	31
	Toa Oil Co. Ltd.	1,800	29
	Gecoss Corp.	3,200	29
^	Taki Chemical Co. Ltd.	600	29
	Chori Co. Ltd.	1,900	28
	AOI Electronics Co. Ltd.	1,300	28
	Airport Facilities Co. Ltd.	5,400	27

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Nippon Sharyo Ltd.	1,200	26
*	Sanden Holdings Corp.	3,600	26
	Fields Corp.	3,600	25
	Showa Aircraft Industry Co. Ltd.	2,000	24
	Towa Corp.	2,751	23
^	Tateru Inc.	8,000	19
	Shin Nippon Air Technologies Co. Ltd.	400	6
			1,340,613
Kuwait (0.1%)
	National Bank of Kuwait SAKP	2,003,236	6,118
	Kuwait Finance House KSCP	1,164,632	2,545
	Ahli United Bank BSC	1,625,467	1,351
	Mobile Telecommunications Co. KSC	720,990	1,095
	Agility Public Warehousing Co. KSC	306,924	737
	Gulf Bank KSCP	596,345	595
	Boubyan Bank KSCP	273,471	488
	Humansoft Holding Co. KSC	39,019	427
*	Boubyan Petrochemicals Co. KSCP	131,961	399
*	National Industries Group Holding SAK	481,204	346
*	Warba Bank KSCP	305,706	241
	Kuwait International Bank KSCP	204,143	190
	Alimtiaz Investment Group KSC	410,445	176
*	Integrated Holding Co. KCSC	64,389	152
*	Mezzan Holding Co. KSCC	76,844	129
*,§	Boubyan Bank KSCP Rights Exp. 05/23/2019	41,020	26
			15,015
Luxembourg (0.0%)
	Tenaris SA ADR	35,578	987

Malaysia (0.3%)
	Public Bank Bhd. (Local)	1,118,302	6,088
	Malayan Banking Bhd.	1,970,581	4,409
	Tenaga Nasional Bhd.	1,351,602	4,023
	CIMB Group Holdings Bhd.	2,280,652	2,909
	Petronas Chemicals Group Bhd.	952,089	2,073
	DiGi.Com Bhd.	1,380,400	1,536
	Sime Darby Plantation Bhd.	1,141,775	1,423
	Axiata Group Bhd.	1,466,551	1,409
	IHH Healthcare Bhd.	999,520	1,344
	Genting Bhd.	786,600	1,340
	Dialog Group Bhd.	1,480,348	1,152
	Petronas Gas Bhd.	264,200	1,130
	IOI Corp. Bhd.	1,021,440	1,113
	Maxis Bhd.	843,200	1,093
	Hong Leong Bank Bhd.	204,700	990
	PPB Group Bhd.	216,840	982
	Kuala Lumpur Kepong Bhd.	144,500	866
	Genting Malaysia Bhd.	1,028,500	792
	MISC Bhd.	460,456	769
	Top Glove Corp. Bhd.	612,200	722
	Press Metal Aluminium Holdings Bhd.	624,280	718
	Nestle Malaysia Bhd.	18,800	664
	Sime Darby Bhd.	1,180,575	663
	RHB Bank Bhd Ordinary Shares	448,850	647
	AMMB Holdings Bhd.	595,700	644
	Gamuda Bhd.	705,700	597
	Petronas Dagangan Bhd.	98,900	579
	Hartalega Holdings Bhd.	452,200	550
	Malaysia Airports Holdings Bhd.	297,600	550
	IJM Corp. Bhd.	958,120	542
	Westports Holdings Bhd.	475,800	438
	British American Tobacco Malaysia Bhd.	51,300	433
	HAP Seng Consolidated Bhd.	179,100	428
	YTL Corp. Bhd.	1,442,335	394

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	QL Resources Bhd.	223,660	369
	AirAsia Group Bhd.	547,700	362
	Fraser & Neave Holdings Bhd.	40,700	344
	Alliance Bank Malaysia Bhd.	342,800	337
	Hong Leong Financial Group Bhd.	69,342	322
	Sunway REIT	687,800	311
	KLCCP Stapled Group Bhd.	166,200	309
	Sime Darby Property Bhd.	1,147,475	308
	Carlsberg Brewery Malaysia Bhd.	48,500	296
	UMW Holdings Bhd.	214,200	283
	Inari Amertron Bhd.	660,775	277
*	My EG Services Bhd.	742,250	270
	SP Setia Bhd Group	482,100	265
*	Sapura Energy Bhd.	3,120,595	245
	Bursa Malaysia Bhd.	148,950	243
	IGB REIT	514,400	232
	Genting Plantations Bhd.	87,700	223
	Telekom Malaysia Bhd.	303,200	214
	Muhibbah Engineering M Bhd.	297,600	205
	Malakoff Corp. Bhd.	956,400	204
2	Astro Malaysia Holdings Bhd.	557,587	196
	KPJ Healthcare Bhd.	816,700	194
	TIME dotCom Bhd.	86,600	187
	IOI Properties Group Bhd.	560,800	186
	Bermaz Auto Bhd.	320,120	186
	WCT Holdings Bhd.	716,522	184
	DRB-Hicom Bhd.	333,800	176
	UEM Sunrise Bhd.	780,000	176
	Berjaya Sports Toto Bhd.	272,531	173
	Sunway Bhd.	421,402	170
	YTL Power International Bhd.	783,786	169
	Malaysian Resources Corp. Bhd.	667,900	167
	Serba Dinamik Holdings Bhd.	162,700	165
	Malaysia Building Society Bhd.	667,700	161
	Magnum Bhd.	264,900	156
	VS Industry Bhd.	522,000	144
	Kossan Rubber Industries	163,200	144
	Yinson Holdings Bhd.	121,600	142
	Padini Holdings Bhd.	151,000	140
2	Lotte Chemical Titan Holding Bhd.	159,300	136
*	FGV Holdings Bhd.	430,800	130
	AEON Credit Service M Bhd.	31,800	125
*	Velesto Energy Bhd.	1,473,763	105
	Scientex Bhd.	50,900	105
	Sunway Construction Group Bhd.	217,094	105
*	Lafarge Malaysia Bhd.	123,400	99
	Supermax Corp. Bhd.	255,000	93
	Cahya Mata Sarawak Bhd.	115,100	93
	Pavilion REIT	203,500	90
*	Berjaya Corp. Bhd.	1,104,263	71
*	Bumi Armada Bhd.	1,238,050	70
	Unisem M Bhd.	71,700	44
*	Eco World Development Group Bhd.	194,600	44
*	AirAsia X Bhd.	759,600	43
	Pos Malaysia Bhd.	77,300	34
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	7
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	6
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	5
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	199,100	4
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	1
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	—
§	RHB Bank Bhd.	116,200	—

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	—
*,§	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	—
			54,271
Malta (0.0%)
*,§	BGP Holdings PLC	197,753	—

Mexico (0.3%)
	Fomento Economico Mexicano SAB de CV	706,400	6,891
	America Movil SAB de CV	9,120,409	6,793
	Grupo Financiero Banorte SAB de CV	932,871	5,897
	Wal-Mart de Mexico SAB de CV	1,647,259	4,841
	Grupo Mexico SAB de CV Class B	1,214,162	3,560
*	Cemex SAB de CV	4,973,806	2,301
	Grupo Televisa SAB	873,500	1,777
	Grupo Bimbo SAB de CV Class A	763,000	1,699
	Fibra Uno Administracion SA de CV	1,073,273	1,600
	Grupo Aeroportuario del Pacifico SAB de CV Class B	120,750	1,228
	Grupo Elektra SAB DE CV	21,604	1,149
	Grupo Aeroportuario del Sureste SAB de CV Class B	68,521	1,129
	Grupo Financiero Inbursa SAB de CV	709,700	1,086
	Coca-Cola Femsa SAB de CV	162,600	1,037
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	581,350	976
	Alfa SAB de CV Class A	959,000	969
	Mexichem SAB de CV	362,994	843
	Promotora y Operadora de Infraestructura SAB de CV	72,432	737
	Infraestructura Energetica Nova SAB de CV	167,509	732
	Arca Continental SAB de CV	123,000	698
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	108,700	670
	Gruma SAB de CV Class B	65,590	656
	Grupo Carso SAB de CV	151,230	586
	Industrias Penoles SAB de CV	45,078	517
	PLA Administradora Industrial S de RL de CV	310,686	517
*,2	Banco del Bajio SA	218,400	470
	Megacable Holdings SAB de CV	103,462	456
	Kimberly-Clark de Mexico SAB de CV Class A	263,400	455
*	Alsea SAB de CV	181,000	405
	Regional SAB de CV	68,100	371
	Gentera SAB de CV	391,800	358
	El Puerto de Liverpool SAB de CV	54,100	350
	Grupo Cementos de Chihuahua SAB de CV	53,800	308
	Elis SA (XLON)	17,164	306
	Corp Inmobiliaria Vesta SAB de CV	184,001	290
*	Telesites SAB de CV	417,065	283
2	Macquarie Mexico Real Estate Management SA de CV	231,400	275
	Becle SAB de CV	173,900	273
	Bolsa Mexicana de Valores SAB de CV	131,100	270
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	281,300	256
	Grupo Comercial Chedraui SA de CV	119,700	237
	Grupo Herdez SAB de CV	103,100	221
	Prologis Property Mexico SA de CV	90,270	193
*	Genomma Lab Internacional SAB de CV Class B	233,863	188
	Grupo Lala SAB de CV	140,500	187
*	Qualitas Controladora SAB de CV	68,064	181
	Industrias Bachoco SAB de CV Class B	43,000	176
	Credito Real SAB de CV SOFOM ER	154,300	176
2	Nemak SAB de CV	322,400	176
2	GMexico Transportes SAB de CV	136,000	166
*	La Comer SAB de CV	143,580	164
2	Concentradora Fibra Hotelera Mexicana SA de CV	312,916	160
*	Industrias CH SAB de CV Class B	33,098	154
*	Hoteles City Express SAB de CV	146,700	152
*	Grupo Aeromexico SAB de CV	121,031	124
	Alpek SAB de CV	100,700	124

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Promotora y Operadora de Infraestructura SAB de CV Class L	16,170	106
	Consorcio ARA SAB de CV	372,582	100
*	Axtel SAB de CV	725,800	90
	Concentradora Fibra Danhos SA de CV	53,076	78
	Unifin Financiera SAB de CV SOFOM ENR	27,100	61
	Grupo Rotoplas SAB de CV	60,100	59
	TV Azteca SAB de CV	507,500	55
*	Grupo GICSA SAB de CV	122,600	39
	ALEATICA SAB de CV	34,400	37
*	Grupo Simec SAB de CV Class B	3,536	11
			57,430
Netherlands (1.0%)
	Unilever NV	506,157	30,625
	ASML Holding NV	133,634	27,904
	ING Groep NV	1,276,152	16,284
	Koninklijke Philips NV	299,914	12,879
	Koninklijke Ahold Delhaize NV	366,939	8,844
	Heineken NV	77,518	8,380
	Unibail-Rodamco-Westfield	44,155	7,595
	Koninklijke DSM NV	56,639	6,478
	Wolters Kluwer NV	89,219	6,227
	Akzo Nobel NV	71,991	6,117
	NN Group NV	121,569	5,305
	ArcelorMittal	193,964	4,220
	Heineken Holding NV	35,795	3,644
	Koninklijke KPN NV	1,121,850	3,448
2	ABN AMRO Group NV	136,488	3,215
	Aegon NV	593,403	3,098
*,2	Adyen NV	2,916	2,377
	ASR Nederland NV	43,591	1,940
	Randstad NV	33,789	1,932
*	Galapagos NV	15,240	1,751
	Aalberts NV	40,487	1,593
	IMCD NV	15,758	1,274
	SBM Offshore NV	62,073	1,152
*,2	Takeaway.com NV	11,753	1,013
*	OCI NV	34,835	1,012
2	Signify NV	33,707	1,012
	Koninklijke Vopak NV	20,580	919
	ASM International NV	13,283	906
	Boskalis Westminster	25,170	691
	TKH Group NV	12,819	690
	Corbion NV	21,203	678
	BE Semiconductor Industries NV	22,488	648
	VEON Ltd.	223,545	532
	NSI NV	12,922	512
	Koninklijke BAM Groep NV	102,489	500
*	Altice Europe NV	157,193	499
^	Wereldhave NV	19,263	493
^	Arcadis NV	25,674	485
	Eurocommercial Properties NV	16,497	479
	APERAM SA	15,396	475
2	Intertrust NV	24,050	457
*,2	Basic-Fit NV	11,512	409
^	PostNL NV	152,497	396
2	GrandVision NV	16,627	374
*	TomTom NV	37,420	323
	Koninklijke Volkerwessels NV	13,896	297
^	Accell Group NV	9,916	283
	AMG Advanced Metallurgical Group NV	8,622	262
2	Flow Traders	8,772	251
*,^	Fugro NV	25,536	233
	Sligro Food Group NV	6,166	225
*	Altice Europe NV Class B	68,250	216

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Wessanen	15,812	205
	Vastned Retail NV	5,721	201
	ForFarmers NV	20,499	175
2	NIBC Holding NV	17,923	171
2	B&S Group Sarl	7,543	111
	Brunel International NV	4,071	66
			182,481
New Zealand (0.1%)
*	a2 Milk Co. Ltd.	255,901	2,877
	Fisher & Paykel Healthcare Corp. Ltd.	213,939	2,263
	Auckland International Airport Ltd.	332,042	1,768
	Ryman Healthcare Ltd.	147,822	1,200
	Meridian Energy Ltd.	407,871	1,108
	Fletcher Building Ltd.	295,600	1,018
	Spark New Zealand Ltd.	412,782	1,013
	Contact Energy Ltd.	224,489	1,008
	SKYCITY Entertainment Group Ltd.	210,733	574
	Trade Me Group Ltd.	128,371	552
	Chorus Ltd.	134,610	539
	Mercury NZ Ltd.	215,892	534
	Mainfreight Ltd.	21,430	501
	Z Energy Ltd.	117,340	496
	Goodman Property Trust	423,047	489
	Kiwi Property Group Ltd.	431,435	444
	Precinct Properties New Zealand Ltd.	391,340	418
	Infratil Ltd.	134,679	390
	Genesis Energy Ltd.	170,055	347
	EBOS Group Ltd.	23,884	342
	Summerset Group Holdings Ltd.	84,273	316
	Freightways Ltd.	48,884	278
	Air New Zealand Ltd.	150,439	269
	Argosy Property Ltd.	299,714	264
*	Synlait Milk Ltd.	30,704	217
	Heartland Group Holdings Ltd.	207,520	215
	Metlifecare Ltd.	59,724	197
	Vital Healthcare Property Trust	137,358	196
	Vector Ltd.	77,157	189
	Tourism Holdings Ltd.	56,743	153
*	Pushpay Holdings Ltd.	57,856	146
	SKY Network Television Ltd.	142,350	116
*	Scales Corp. Ltd.	31,347	104
	Kathmandu Holdings Ltd.	57,597	91
	New Zealand Refining Co. Ltd.	49,576	69
*	Restaurant Brands New Zealand Ltd.	6,016	34
			20,735
Norway (0.3%)
	Equinor ASA	320,210	7,138
*	DNB ASA	352,068	6,770
	Telenor ASA	225,967	4,542
	Mowi ASA	143,119	3,105
	Yara International ASA	59,364	2,684
	Norsk Hydro ASA	462,768	1,993
^	Orkla ASA	242,719	1,905
	Storebrand ASA	156,427	1,322
	Aker BP ASA	36,218	1,195
*	Tomra Systems ASA	36,614	1,105
	Gjensidige Forsikring ASA	52,606	1,023
	Subsea 7 SA	80,445	1,022
	TGS NOPEC Geophysical Co. ASA	35,650	932
	Schibsted ASA Class B	35,385	846
	Salmar ASA	18,128	825
	Schibsted ASA Class A	24,748	650
	Bakkafrost P/F	12,640	649
	SpareBank 1 SR-Bank ASA	52,921	612

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Golar LNG Ltd.	30,900	604
	Leroy Seafood Group ASA	78,014	565
	Aker ASA	7,472	512
	DNO ASA	188,320	428
2	Entra ASA	29,267	425
*	Norwegian Finans Holding ASA	51,170	422
	Kongsberg Gruppen ASA	28,481	413
	SpareBank 1 SMN	37,232	404
	Veidekke ASA	34,585	387
*	Borr Drilling Ltd.	135,587	387
	Austevoll Seafood ASA	31,649	369
*	Adevinta ASA Class B	35,385	348
*,2	Elkem ASA	75,776	314
	Borregaard ASA	30,747	312
	Atea ASA	21,815	312
*,2	Aker Solutions ASA	55,541	285
	Grieg Seafood ASA	23,697	274
*,2	Scatec Solar ASA	27,622	262
2	Sbanken ASA	25,515	251
*	Adevinta ASA Class A	24,748	250
*	Petroleum Geo-Services ASA	111,839	248
*,^	Nordic Semiconductor ASA	51,290	244
*	Frontline Ltd./Bermuda	27,816	231
	Ocean Yield ASA	27,514	209
2	Evry AS	47,356	176
*	Seadrill Ltd.	19,875	175
	Hoegh LNG Holdings Ltd.	28,702	131
^	Wallenius Wilhelmsen ASA	33,878	120
2	XXL ASA	37,987	116
*,2	BW LPG Ltd.	23,866	110
	Stolt-Nielsen Ltd.	7,735	97
	Norway Royal Salmon ASA	4,318	93
*	Akastor ASA	50,339	78
	Sparebank 1 Oestlandet	7,478	75
*	Norwegian Air Shuttle ASA	9,858	41
			47,986
Pakistan (0.0%)
	Pakistan Petroleum Ltd.	217,260	261
	Engro Corp. Ltd.	90,000	202
	Habib Bank Ltd.	213,200	192
	Hub Power Co. Ltd.	343,000	180
	MCB Bank Ltd.	132,600	178
	Oil & Gas Development Co. Ltd.	177,400	177
	Bank Alfalah Ltd.	506,250	158
	Lucky Cement Ltd.	52,200	144
	Kot Addu Power Co. Ltd.	450,500	131
	Fauji Fertilizer Co. Ltd.	178,400	131
	Pakistan State Oil Co. Ltd.	78,048	107
	United Bank Ltd.	95,600	100
	Nishat Mills Ltd.	116,000	100
*	SUI Northern Gas Pipeline	174,900	94
	Engro Fertilizers Ltd.	189,840	93
	Thal Ltd.	34,300	91
	Pakistan Oilfields Ltd.	27,360	82
*	SUI Southern Gas Co. Ltd.	561,000	79
	Fauji Fertilizer Bin Qasim Ltd.	303,610	61
	Fauji Cement Co. Ltd.	448,621	57
	Searle Co. Ltd.	43,072	57
	DG Khan Cement Co. Ltd.	90,500	47
	Millat Tractors Ltd.	7,060	45
*	National Bank of Pakistan	103,000	29
*	Hub Power Co. Ltd. Rights Exp. 12/31/2049	41,503	7
			2,803

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Peru (0.0%)
	Credicorp Ltd. (XNYS)	13,804	3,270
	Credicorp Ltd. (XLIM)	8,365	1,984
	Cia de Minas Buenaventura SAA ADR	71,013	1,151
			6,405
Philippines (0.1%)
	SM Prime Holdings Inc.	3,062,550	2,438
	SM Investments Corp.	132,108	2,410
	Ayala Land Inc.	2,270,300	2,136
	BDO Unibank Inc.	647,014	1,666
	Ayala Corp.	83,415	1,447
	JG Summit Holdings Inc.	954,970	1,209
	International Container Terminal Services Inc.	384,830	934
	Bank of the Philippine Islands	564,920	920
	PLDT Inc.	37,445	883
	Universal Robina Corp.	278,230	813
	Metropolitan Bank & Trust Co.	540,504	771
	Jollibee Foods Corp.	130,700	764
	Manila Electric Co.	84,185	623
	GT Capital Holdings Inc.	35,672	593
	Alliance Global Group Inc.	1,676,700	481
*	San Miguel Food and Beverage Inc.	215,800	480
	Metro Pacific Investments Corp.	5,426,300	476
	Megaworld Corp.	4,417,900	475
	Security Bank Corp.	136,640	472
*	Robinsons Land Corp.	894,861	421
	Aboitiz Equity Ventures Inc.	372,850	398
	San Miguel Corp.	113,200	392
	Aboitiz Power Corp.	483,820	350
	Globe Telecom Inc.	10,105	345
	Robinsons Retail Holdings Inc.	211,970	317
	DMCI Holdings Inc.	1,475,900	316
	Puregold Price Club Inc.	360,980	291
	LT Group Inc.	785,600	242
	Bloomberry Resorts Corp.	925,300	226
	Manila Water Co. Inc.	427,700	185
	Cebu Air Inc.	114,530	180
	Semirara Mining & Power Corp. Class A	367,836	168
	Vista Land & Lifescapes Inc.	1,181,800	166
	Pilipinas Shell Petroleum Corp.	182,260	158
	D&L Industries Inc.	751,700	158
	Wilcon Depot Inc.	443,500	142
	First Gen Corp.	278,700	118
	Century Pacific Food Inc.	394,200	116
	Filinvest Land Inc.	3,219,000	95
	Nickel Asia Corp.	1,574,100	73
*,2	CEMEX Holdings Philippines Inc.	493,900	21
			24,869
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	106,810	2,742
	Powszechna Kasa Oszczednosci Bank Polski SA	253,272	2,607
	Powszechny Zaklad Ubezpieczen SA	187,118	2,060
	Bank Polska Kasa Opieki SA	53,759	1,605
*	CD Projekt SA	22,097	1,244
*	KGHM Polska Miedz SA	41,905	1,131
	Santander Bank Polska SA	9,524	991
	Polskie Gornictwo Naftowe i Gazownictwo SA	594,343	904
	Grupa Lotos SA	33,383	727
*	PGE Polska Grupa Energetyczna SA	252,332	628
	LPP SA	262	587
*	Cyfrowy Polsat SA	82,906	576
*,2	Dino Polska SA	17,151	570
*	Bank Millennium SA	216,585	547
	CCC SA	8,904	484

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Alior Bank SA	31,349	483
	mBank SA	3,747	435
	Asseco Poland SA	26,467	368
*	KRUK SA	6,082	276
*	AmRest Holdings SE	24,770	267
*	Orange Polska SA	198,792	257
	Kernel Holding SA	15,618	217
*	Jastrzebska Spolka Weglowa SA	13,779	210
	Bank Handlowy w Warszawie SA	11,626	189
2	PLAY Communications SA	28,229	174
*	PKP Cargo SA	13,598	159
	Grupa Azoty SA	13,602	147
	Eurocash SA	25,626	146
*	Energa SA	71,262	140
*	Tauron Polska Energia SA	300,511	136
*	Enea SA	55,620	111
	Warsaw Stock Exchange	9,251	101
	Budimex SA	2,399	93
	Ciech SA	5,603	70
*	Boryszew SA	50,430	60
*	Lubelski Wegiel Bogdanka SA	4,449	47
			21,489
Portugal (0.1%)
	Galp Energia SGPS SA	181,528	3,044
*	EDP - Energias de Portugal SA	762,687	2,894
	Jeronimo Martins SGPS SA	79,069	1,289
*	Banco Comercial Portugues SA	2,568,762	721
	REN - Redes Energeticas Nacionais SGPS SA	158,279	453
*	EDP Renovaveis SA	41,645	414
	NOS SGPS SA	57,895	389
	Sonae SGPS SA	292,736	327
	Navigator Co. SA	69,036	305
	Altri SGPS SA	31,778	249
	CTT-Correios de Portugal SA	47,438	134
*	Mota-Engil SGPS SA	46,843	125
	Semapa-Sociedade de Investimento e Gestao	7,423	122
	Corticeira Amorim SGPS SA	8,976	108
*	Banco Espirito Santo SA	428,634	1
			10,575
Qatar (0.1%)
	Qatar National Bank QPSC	146,181	7,863
	Industries Qatar QSC	66,188	2,199
	Qatar Islamic Bank SAQ	39,106	1,793
	Masraf Al Rayan QSC	126,341	1,259
	Commercial Bank PQSC	69,953	978
	Qatar Fuel QSC	16,288	900
	Qatar Electricity & Water Co. QSC	18,072	830
*	Mesaieed Petrochemical Holding Co.	133,657	726
	Barwa Real Estate Co.	59,410	566
	Qatar Insurance Co. SAQ	50,872	535
	Qatar Gas Transport Co. Ltd.	90,722	533
	Ooredoo QPSC	25,734	460
	Doha Bank QPSC	60,471	361
	Qatar Navigation QSC	17,086	317
	Medicare Group	16,827	289
*	Qatar Aluminum Manufacturing Co.	92,741	268
	Vodafone Qatar QSC	115,612	245
	United Development Co. QSC	60,456	224
	Qatar International Islamic Bank QSC	10,164	193
*	Ezdan Holding Group QSC	61,117	180
	Al Meera Consumer Goods Co. QSC	3,167	124
*	Gulf International Services QSC	28,274	123

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Salam International Investment Ltd. QSC	26,501	36
			21,002
Russia (0.4%)
	Lukoil PJSC ADR	161,029	13,672
	Sberbank of Russia PJSC ADR	644,627	9,240
	Gazprom PJSC ADR	1,337,952	6,689
	Novatek PJSC	343,506	6,407
	Tatneft PJSC ADR	60,757	4,278
	MMC Norilsk Nickel PJSC ADR	156,004	3,469
	Sberbank of Russia PJSC	783,021	2,743
	Rosneft Oil Co. PJSC GDR	393,872	2,624
	Surgutneftegas PJSC ADR (XLON)	645,799	2,418
	Gazprom PJSC	793,921	2,018
	Tatneft PJSC	133,580	1,565
	AK Transneft OAO Preference Shares	509	1,324
	Mobile TeleSystems PJSC	312,742	1,235
	Alrosa PJSC	769,900	1,123
	Magnit PJSC GDR	75,278	1,076
	Severstal PJSC	62,897	1,018
	Inter RAO UES PJSC	12,450,172	756
	Novolipetsk Steel PJSC	273,909	726
	Tatneft PAO Preference Shares	70,462	692
	Moscow Exchange MICEX-RTS PJSC	463,845	654
	Polyus PJSC GDR	15,595	613
	Magnit PJSC	8,797	507
	VTB Bank PJSC GDR	428,076	479
	PhosAgro PJSC GDR	33,457	422
	VTB Bank PJSC	765,146,460	421
	RusHydro PJSC	41,855,242	350
	Magnitogorsk Iron & Steel Works PJSC	482,831	330
	Novatek PJSC GDR	1,548	299
	Federal Grid Co. Unified Energy System PJSC	111,140,000	286
	Rostelecom PJSC	239,573	274
	Aeroflot PJSC	183,051	273
	ROSSETI PJSC	14,286,193	236
	Unipro PJSC	4,599,900	186
	Sistema PJSFC GDR	64,316	170
*	M.Video PJSC	25,520	167
	TGC-1 PJSC	1,139,900,000	157
2	Detsky Mir PJSC	112,170	153
	Safmar Financial Investment	20,370	152
*	Mechel PJSC	136,673	144
	TMK PJSC	150,430	138
	Bashneft PJSC	3,712	122
	OGK-2 PJSC	18,935,000	120
	Mosenergo PJSC	3,281,038	114
*	Polyus PJSC	1,417	110
*	RussNeft PJSC	11,177	98
	ENEL RUSSIA PJSC	5,327,000	89
*	Raspadskaya OJSC	41,689	88
	Surgutneftegas PJSC ADR	8,300	31
	TMK PJSC GDR	6,181	23
	Rosneft Oil Co. PJSC	3,288	22
	Sistema PJSFC	106,900	15
			70,316
Saudi Arabia (0.1%)
	Al Rajhi Bank	99,038	1,981
	Saudi Basic Industries Corp.	52,552	1,741
	National Commercial Bank	69,402	1,140
	Riyad Bank	92,121	733
	Samba Financial Group	67,997	688
	Saudi Telecom Co.	20,033	612
	Almarai Co. JSC	32,439	520
	Alinma Bank	55,839	404

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Jarir Marketing Co.	7,049	333
*	Saudi Arabian Mining Co.	15,978	238
	Yanbu National Petrochemical Co.	9,346	181
*	Saudi Electricity Co.	35,692	161
*	Saudi Public Transport Co.	38,621	146
	Saudi Arabian Fertilizer Co.	6,506	142
*	Saudi Kayan Petrochemical Co.	35,498	125
*	Bank AlBilad	17,398	122
	Saudi Airlines Catering Co.	4,956	111
	Bank Al-Jazira	24,360	105
*	Etihad Etisalat Co.	15,893	100
*	National Industrialization Co.	20,738	98
	Advanced Petrochemical Co.	5,524	91
	Mouwasat Medical Services Co.	3,960	90
*	Saudi Industrial Investment Group	11,634	84
*	Dar Al Arkan Real Estate Development Co.	27,727	82
*	Bupa Arabia for Cooperative Insurance Co.	3,236	80
	United International Transportation Co.	7,289	65
*	Savola Group	4,205	38
*	Fawaz Abdulaziz Al Hokair & Co.	3,990	29
*	Al Hammadi Co. for Development and Investment	3,930	26
	United Electronics Co.	1,381	25
	Riyad REIT Fund	12,161	25
			10,316
Singapore (0.4%)
	DBS Group Holdings Ltd.	590,761	12,285
	Oversea-Chinese Banking Corp. Ltd.	1,097,038	9,773
	United Overseas Bank Ltd.	426,200	8,728
	Singapore Telecommunications Ltd.	2,629,000	6,133
	Keppel Corp. Ltd.	505,613	2,520
	CapitaLand Ltd.	814,700	2,117
	Ascendas REIT	871,760	1,926
	Wilmar International Ltd.	608,673	1,628
	Singapore Technologies Engineering Ltd.	505,000	1,472
	CapitaLand Mall Trust	810,900	1,444
	Genting Singapore Ltd.	1,981,300	1,437
	ComfortDelGro Corp. Ltd.	702,900	1,392
	Singapore Exchange Ltd.	252,110	1,369
	City Developments Ltd.	195,700	1,288
	UOL Group Ltd.	227,655	1,271
	CapitaLand Commercial Trust	845,053	1,207
	Singapore Airlines Ltd.	160,320	1,142
	Venture Corp. Ltd.	87,800	1,101
	Mapletree Commercial Trust	653,898	928
	Mapletree Logistics Trust	836,899	912
	Singapore Press Holdings Ltd.	490,100	906
	Suntec REIT	616,500	839
	Jardine Cycle & Carriage Ltd.	31,088	812
	SATS Ltd.	195,100	750
	Mapletree Industrial Trust	438,300	664
	Mapletree North Asia Commercial Trust	659,400	659
	Keppel REIT	613,388	550
	Sembcorp Industries Ltd.	250,131	489
	NetLink NBN Trust	798,800	488
	Frasers Logistics & Industrial Trust	544,900	473
	Golden Agri-Resources Ltd.	2,153,019	458
	Manulife US REIT	437,980	381
	Hutchison Port Holdings Trust	1,616,500	380
	CDL Hospitality Trusts	315,888	371
	Ascott Residence Trust	412,409	364
	Keppel DC REIT	326,075	362
*	Sembcorp Marine Ltd.	276,489	348
	Frasers Commercial Trust	291,818	317
	Singapore Post Ltd.	397,500	304

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	ESR-REIT	723,463	282
	Cache Logistics Trust	488,165	273
	Raffles Medical Group Ltd.	343,000	272
	Olam International Ltd.	183,400	267
	Frasers Centrepoint Trust	150,500	264
	Bukit Sembawang Estates Ltd.	57,700	242
	CapitaLand Retail China Trust	215,400	239
	Ascendas India Trust	249,700	239
	Starhill Global REIT	413,000	231
	Parkway Life REIT	106,686	226
	Keppel Infrastructure Trust	615,235	215
	OUE Hospitality Trust	355,500	187
	StarHub Ltd.	159,200	182
	SIA Engineering Co. Ltd.	98,500	181
	Ascendas Hospitality Trust	262,500	179
	AIMS APAC REIT	167,700	175
	First Resources Ltd.	128,000	172
	Wing Tai Holdings Ltd.	102,400	154
	Soilbuild Business Space REIT	327,740	146
	Boustead Singapore Ltd.	239,800	142
	GuocoLand Ltd.	97,300	140
	Far East Hospitality Trust	279,700	136
	SPH REIT	175,700	133
	Frasers Property Ltd.	94,000	129
	First REIT	174,600	125
	Frasers Hospitality Trust	204,000	115
	Lippo Malls Indonesia Retail Trust	689,400	109
§	Best World International Ltd.	90,400	108
	Sabana Shari’ah Compliant Industrial REIT	293,300	90
*	Thomson Medical Group Ltd.	1,531,200	84
	OUE Ltd.	57,600	75
	Yoma Strategic Holdings Ltd.	310,430	74
	Accordia Golf Trust	158,100	70
	Bumitama Agri Ltd.	133,200	70
	Silverlake Axis Ltd.	177,499	68
	Sheng Siong Group Ltd.	87,100	66
	Asian Pay Television Trust	397,600	51
*,§	Noble Group Ltd.	192,460	11
*,^,§	Hyflux Ltd.	54,000	8
*,^,§	Ezra Holdings Ltd.	344,056	3
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	102,200	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
*,^,§	Midas Holdings Ltd.	223,900	—
			75,921
South Africa (0.7%)
	Naspers Ltd.	140,654	36,183
	Sasol Ltd.	172,687	5,729
	Standard Bank Group Ltd.	390,843	5,458
	FirstRand Ltd.	1,038,578	4,943
	MTN Group Ltd.	567,788	4,114
	Sanlam Ltd.	612,365	3,279
	Absa Group Ltd.	241,799	2,785
	Nedbank Group Ltd.	137,038	2,556
	Bid Corp. Ltd.	119,307	2,522
	Old Mutual Ltd. (XLON)	1,518,957	2,441
	Remgro Ltd.	176,726	2,402
	Shoprite Holdings Ltd.	167,181	2,018
	Vodacom Group Ltd.	216,649	1,748
	AngloGold Ashanti Ltd.	142,368	1,694
	Growthpoint Properties Ltd.	974,029	1,693
	Bidvest Group Ltd.	108,550	1,651
	Capitec Bank Holdings Ltd.	17,503	1,637
	Mr Price Group Ltd.	91,868	1,392
	RMB Holdings Ltd.	226,561	1,324

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	MultiChoice Group Ltd.	143,833	1,292
	Redefine Properties Ltd.	1,807,690	1,245
	Clicks Group Ltd.	84,367	1,155
	Woolworths Holdings Ltd.	337,443	1,127
	Foschini Group Ltd.	83,999	1,088
	Discovery Ltd.	104,866	1,057
	Gold Fields Ltd.	266,498	1,004
	Anglo American Platinum Ltd.	19,329	978
	NEPI Rockcastle plc	116,640	974
	Sappi Ltd.	203,825	973
	Exxaro Resources Ltd.	84,424	966
	PSG Group Ltd.	50,675	940
*	Impala Platinum Holdings Ltd.	231,511	931
	Tiger Brands Ltd.	53,443	930
	Aspen Pharmacare Holdings Ltd.	125,202	902
	SPAR Group Ltd.	62,394	847
	Truworths International Ltd.	159,305	845
	Mondi Ltd.	36,869	815
	Netcare Ltd.	479,186	807
	Life Healthcare Group Holdings Ltd.	424,195	774
	AVI Ltd.	106,272	683
*	Sibanye Gold Ltd.	651,138	613
	Investec Ltd.	93,338	597
	Telkom SA SOC Ltd.	95,430	568
	Barloworld Ltd.	61,066	545
	Fortress REIT Ltd. Class A	399,278	536
	Rand Merchant Investment Holdings Ltd.	220,560	535
	Pick n Pay Stores Ltd.	108,002	524
	Hyprop Investments Ltd.	107,167	524
	Kumba Iron Ore Ltd.	14,986	451
	Vukile Property Fund Ltd.	288,916	416
*	Northam Platinum Ltd.	98,931	412
	MMI Holdings Ltd.	316,049	395
	Resilient REIT Ltd.	88,581	350
	Advtech Ltd.	366,572	348
	Motus Holdings Ltd.	53,356	332
	African Rainbow Minerals Ltd.	27,614	329
	Reunert Ltd.	59,789	324
	JSE Ltd.	33,136	322
	Hosken Consolidated Investments Ltd.	40,191	312
*	Harmony Gold Mining Co. Ltd.	180,065	309
	KAP Industrial Holdings Ltd.	589,626	304
	AECI Ltd.	45,345	303
*	Super Group Ltd.	112,906	291
2	Pepkor Holdings Ltd.	203,140	283
	Pioneer Foods Group Ltd.	45,592	275
	Santam Ltd.	11,134	261
	Coronation Fund Managers Ltd.	72,411	259
	MAS Real Estate Inc.	167,179	258
	Assore Ltd.	9,574	249
	Distell Group Holdings Ltd.	24,890	238
*	Sun International Ltd.	61,842	237
	Old Mutual Ltd. (XJSE)	145,643	234
	Imperial Logistics Ltd.	53,356	233
	Liberty Holdings Ltd.	30,382	220
	SA Corporate Real Estate Ltd.	862,059	214
	Massmart Holdings Ltd.	31,813	210
2	Dis-Chem Pharmacies Ltd.	102,291	193
	Fortress REIT Ltd. Class B	251,648	192
	Attacq Ltd.	191,840	188
*	Famous Brands Ltd.	31,937	188
*	Investec Property Fund Ltd.	165,321	184
	Tsogo Sun Holdings Ltd.	121,136	182
*	Nampak Ltd.	242,313	178

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Emira Property Fund Ltd.	177,762	177
	Metair Investments Ltd.	105,703	174
*	Brait SE	105,983	170
	Raubex Group Ltd.	110,878	169
	Hudaco Industries Ltd.	17,691	165
	Cashbuild Ltd.	8,908	164
*	PPC Ltd.	464,396	162
	Equites Property Fund Ltd.	112,157	160
	Oceana Group Ltd.	32,678	160
*	DataTec Ltd.	67,690	155
	Astral Foods Ltd.	12,058	153
	Wilson Bayly Holmes-Ovcon Ltd.	18,265	144
	Grindrod Ltd.	262,208	141
*	Steinhoff International Holdings NV (XJSE)	950,152	137
	Peregrine Holdings Ltd.	100,533	136
	Murray & Roberts Holdings Ltd.	126,635	135
	EPP NV	101,603	131
^	Omnia Holdings Ltd.	31,259	127
	Zeder Investments Ltd.	396,625	120
^	Curro Holdings Ltd.	60,826	113
	Allied Electronics Corp. Ltd.	71,488	103
*	Long4Life Ltd.	272,592	95
	Tongaat Hulett Ltd.	59,633	89
	Adcock Ingram Holdings Ltd.	18,877	87
	City Lodge Hotels Ltd.	9,147	77
	Arrowhead Properties Ltd.	254,555	71
	Clover Industries Ltd.	43,973	70
	Alexander Forbes Group Holdings Ltd.	171,753	66
*	EOH Holdings Ltd.	43,545	62
*	Blue Label Telecoms Ltd.	170,986	59
	Lewis Group Ltd.	17,606	39
*	DRDGOLD Ltd.	143,105	28
*	Stadio Holdings Ltd.	95,932	24
*	Ascendis Health Ltd.	71,819	22
	Delta Property Fund Ltd.	143,041	22
*	Adbee Rf Ltd.	3,376	14
	Rebosis Property Fund Ltd.	132,655	12
*	Steinhoff International Holdings NV (XETR)	19,964	3
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
			123,954
South Korea (1.5%)
	Samsung Electronics Co. Ltd. GDR	42,608	42,177
	Samsung Electronics Co. Ltd.	434,129	17,069
	SK Hynix Inc.	171,694	11,619
	Samsung Electronics Co. Ltd. Preference Shares	364,030	11,613
	Hyundai Motor Co.	47,068	5,587
*,^	Celltrion Inc.	25,984	4,726
	LG Chem Ltd.	14,730	4,569
	Shinhan Financial Group Co. Ltd.	118,243	4,469
	NAVER Corp.	43,093	4,413
	Hyundai Mobis Co. Ltd.	21,348	4,258
	Samsung SDI Co. Ltd.	18,386	3,733
	Kia Motors Corp.	84,347	3,270
	KB Financial Group Inc.	82,267	3,248
	LG Household & Health Care Ltd.	2,625	3,199
	Hana Financial Group Inc.	101,205	3,192
	SK Innovation Co. Ltd.	20,350	3,182
	POSCO	14,318	3,134
	KT&G Corp.	34,315	3,002
	Samsung Fire & Marine Insurance Co. Ltd.	11,503	2,995
	NCSoft Corp.	6,072	2,734
	SK Holdings Co. Ltd.	11,845	2,605
	Samsung C&T Corp.	28,270	2,485
	LG Electronics Inc.	36,588	2,377

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Woori Financial Group Inc.	186,201	2,208
*	Korea Electric Power Corp.	87,969	2,130
	Samsung SDS Co. Ltd.	10,618	1,974
	KB Financial Group Inc. ADR	49,286	1,948
	LG Corp.	29,201	1,826
^	Samsung Electro-Mechanics Co. Ltd.	19,068	1,777
	Kakao Corp.	16,754	1,725
	Amorepacific Corp.	9,455	1,684
*	Hyundai Heavy Industries Co. Ltd.	15,191	1,622
	Samsung Life Insurance Co. Ltd.	21,382	1,555
	Woongjin Coway Co. Ltd.	19,718	1,482
	POSCO ADR	25,626	1,414
*,^,2	Samsung Biologics Co. Ltd.	4,674	1,362
	Korea Zinc Co. Ltd.	3,308	1,283
*	LG Display Co. Ltd.	75,257	1,280
	Lotte Chemical Corp.	5,450	1,256
*,^	Celltrion Healthcare Co. Ltd.	18,755	1,217
	Mirae Asset Daewoo Co. Ltd.	181,785	1,217
	Fila Korea Ltd.	17,105	1,210
	Hyundai Engineering & Construction Co. Ltd.	26,405	1,188
	Shinhan Financial Group Co. Ltd. ADR	30,064	1,139
	E-MART Inc.	7,553	1,114
	Hotel Shilla Co. Ltd.	10,988	1,084
	S-Oil Corp.	13,728	1,082
	Kangwon Land Inc.	35,752	1,041
*	Helixmith Co. Ltd.	4,654	1,038
	Industrial Bank of Korea	84,640	1,026
*	Samsung Heavy Industries Co. Ltd.	141,005	995
*,^	SillaJen Inc.	17,385	977
	Hyundai Heavy Industries Holdings Co. Ltd.	3,268	957
	Hyundai Steel Co.	23,945	951
	SK Telecom Co. Ltd.	4,483	951
	DB Insurance Co. Ltd.	15,290	896
	LG Household & Health Care Ltd. Preference Shares	1,286	893
	LG Uplus Corp.	72,639	890
	Hanmi Pharm Co. Ltd.	2,382	888
	Hankook Tire Co. Ltd.	24,758	842
*,^	HLB Inc.	11,478	826
	Hyundai Glovis Co. Ltd.	5,874	804
	Hyundai Marine & Fire Insurance Co. Ltd.	23,959	784
	Hyundai Motor Co. Preference Shares	11,020	765
	Daelim Industrial Co. Ltd.	9,085	754
*	Samsung Engineering Co. Ltd.	49,696	726
	GS Holdings Corp.	16,044	715
	CJ CheilJedang Corp.	2,649	715
	SK Telecom Co. Ltd. ADR	30,122	711
	Korea Investment Holdings Co. Ltd.	11,951	702
	Medy-Tox Inc.	1,429	685
	BNK Financial Group Inc.	113,438	681
	Orion Corp.	8,150	676
	CJ ENM Co. Ltd.	3,394	637
	Amorepacific Corp. Preference Shares	6,323	634
	AMOREPACIFIC Group	9,748	628
	GS Engineering & Construction Corp.	17,955	625
	Shinsegae Inc.	2,143	624
	Korea Aerospace Industries Ltd.	20,294	608
	Hyundai Motor Co. 2nd Preference Shares	8,048	604
	Yuhan Corp.	2,846	599
	KCC Corp.	1,942	590
*,2	Netmarble Corp.	5,390	589
	Samsung Securities Co. Ltd.	19,087	583
	Hanon Systems	52,224	562
	Lotte Shopping Co. Ltd.	3,498	534
	Lotte Corp.	12,702	534

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	NH Investment & Securities Co. Ltd.	43,432	512
	Kumho Petrochemical Co. Ltd.	6,429	506
	S-1 Corp.	5,939	498
	OCI Co. Ltd.	6,152	491
	Hanwha Chemical Corp.	27,123	479
	HDC Hyundai Development Co-Engineering & Construction	11,586	463
	Korean Air Lines Co. Ltd.	16,001	454
	LG Innotek Co. Ltd.	4,244	445
	Cheil Worldwide Inc.	20,329	444
	Hyundai Department Store Co. Ltd.	4,642	404
	BGF retail Co. Ltd.	2,109	395
	CJ Corp.	3,841	393
	Meritz Securities Co. Ltd.	89,383	388
	LG Chem Ltd. Preference Shares	2,221	382
	Korea Gas Corp.	9,521	376
^	POSCO Chemical Co. Ltd.	7,607	375
^	Hyundai Mipo Dockyard Co. Ltd.	7,746	374
	Hanwha Corp.	14,693	373
^	Hyundai Elevator Co. Ltd.	4,996	368
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,757	368
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	365
	DGB Financial Group Inc.	48,829	352
*,^	Pearl Abyss Corp.	2,326	348
*	CJ Logistics Corp.	2,507	339
^	Koh Young Technology Inc.	3,972	329
	JB Financial Group Co. Ltd.	66,059	322
*,^	Hanall Biopharma Co. Ltd.	11,383	319
*	Hanwha Aerospace Co. Ltd.	11,996	318
*,^	Hyundai Rotem Co. Ltd.	16,361	304
	Samsung Card Co. Ltd.	9,501	302
*,^	Doosan Infracore Co. Ltd.	48,176	300
*	NHN Corp.	4,148	299
^	Mando Corp.	10,335	296
^	Hanjin Kal Corp.	9,284	294
	Hanwha Corp. Preference Shares	23,213	293
	Youngone Corp.	9,226	292
	KEPCO Plant Service & Engineering Co. Ltd.	9,254	290
	GS Retail Co. Ltd.	8,613	289
	Namyang Dairy Products Co. Ltd.	540	284
	Ottogi Corp.	454	282
*	Hugel Inc.	788	280
	Hanmi Science Co. ltd	4,327	279
	Hyundai Wia Corp.	6,465	277
2	Orange Life Insurance Ltd.	8,998	274
	Kwang Dong Pharmaceutical Co. Ltd.	42,787	270
	GOLFZON Co. Ltd.	7,205	270
*	GemVax & Kael Co. Ltd.	16,678	264
	Com2uSCorp	3,077	263
*	Celltrion Pharm Inc.	5,156	263
	Hanssem Co. Ltd.	2,954	261
*	Genexine Co. Ltd.	4,020	258
	Innocean Worldwide Inc.	4,216	257
	Hanwha Life Insurance Co. Ltd.	75,081	257
	Kolmar Korea Co. Ltd.	4,041	257
	Taekwang Industrial Co. Ltd.	199	255
	SFA Engineering Corp.	7,090	255
*	Hyundai Merchant Marine Co. Ltd.	73,520	253
	Posco International Corp.	16,152	253
	DB Financial Investment Co. Ltd.	57,294	251
	SK Networks Co. Ltd.	49,736	250
	LS Corp.	5,861	249
	Daewoong Pharmaceutical Co. Ltd.	1,404	245
*	Asiana Airlines Inc.	42,168	239
	Cosmax Inc.	2,006	238

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Doosan Bobcat Inc.	8,654	237
	Hansol Chemical Co. Ltd.	3,157	231
	Poongsan Corp.	9,698	231
	KIWOOM Securities Co. Ltd.	3,278	231
	LOTTE Fine Chemical Co. Ltd.	5,575	230
	Douzone Bizon Co. Ltd.	4,685	230
*	Daewoo Engineering & Construction Co. Ltd.	52,895	229
	DoubleUGames Co. Ltd.	3,487	225
*,^	Amicogen Inc.	8,149	223
	Dae Han Flour Mills Co. Ltd.	1,244	220
^	Paradise Co. Ltd.	13,822	220
	Daewoong Co. Ltd.	11,845	220
	Korean Reinsurance Co.	28,052	219
*	SFA Semicon Co. Ltd.	104,000	219
	SK Materials Co. Ltd.	1,471	217
	Hana Tour Service Inc.	3,906	215
	LOTTE Himart Co. Ltd.	5,257	214
	Chongkundang Holdings Corp.	3,253	213
*,^	Kumho Tire Co. Inc.	54,297	210
	JYP Entertainment Corp.	8,113	207
	Taeyoung Engineering & Construction Co. Ltd.	18,812	206
^	WONIK IPS Co. Ltd.	8,495	203
	Hansol Paper Co. Ltd.	15,861	203
	LG International Corp.	12,382	202
^	Ssangyong Cement Industrial Co. Ltd.	39,905	197
	LS Industrial Systems Co. Ltd.	4,746	196
*	BH Co. Ltd.	11,537	195
	Hyundai Home Shopping Network Corp.	2,274	195
	Sam Chun Dang Pharm Co. Ltd.	4,904	193
	HDC Holdings Co. Ltd.	13,059	193
	Shinsegae International Inc.	713	192
	Handsome Co. Ltd.	5,208	191
*	Yungjin Pharmaceutical Co. Ltd.	33,594	189
	E1 Corp.	3,426	189
	Youngone Holdings Co. Ltd.	3,383	188
^	CJ CGV Co. Ltd.	5,088	187
	Daeduck Electronics Co.	20,587	187
	Seoul Semiconductor Co. Ltd.	11,359	187
	Hyundai Greenfood Co. Ltd.	15,539	186
	NongShim Co. Ltd.	772	185
*,^	Komipharm International Co. Ltd.	10,239	185
*	Oscotec Inc.	7,991	185
	Hansae Co. Ltd.	7,440	185
	Hyosung Corp.	2,867	184
	Kolon Industries Inc.	4,624	183
*	SM Entertainment Co. Ltd.	5,163	183
	Halla Holdings Corp.	4,819	183
*	Mezzion Pharma Co. Ltd.	1,770	182
*	Pan Ocean Co. Ltd.	44,379	181
	Green Cross Corp.	1,466	181
*	Ananti Inc.	14,330	178
	Chong Kun Dang Pharmaceutical Corp.	2,030	177
	Dongwon F&B Co. Ltd.	829	176
	KISCO Corp.	33,319	171
	SK Chemicals Co. Ltd.	2,928	170
*	Samsung Pharmaceutical Co. Ltd.	66,124	169
	Green Cross Holdings Corp.	8,097	169
*	Hansol Holdings Co. Ltd.	41,256	165
*,^	HLB Life Science CO Ltd.	11,518	164
*	Sangsangin Co. Ltd.	9,884	163
*	SBS Media Holdings Co. Ltd.	79,523	162
	Daishin Securities Co. Ltd.	14,831	162
*	Studio Dragon Corp.	2,043	161
	Grand Korea Leisure Co. Ltd.	8,051	160

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,^	Doosan Heavy Industries & Construction Co. Ltd.	26,433	158
*,^	Pharmicell Co. Ltd.	16,212	157
^	Advanced Process Systems Corp.	6,612	156
*	LegoChem Biosciences Inc.	3,056	155
	Samyang Holdings Corp.	2,219	153
	Doosan Corp.	1,725	152
^	Wemade Co. Ltd.	3,674	151
	Daou Technology Inc.	7,947	151
	Hyundai Construction Equipment Co. Ltd.	3,580	150
*	Medipost Co. Ltd.	4,816	150
*	CrystalGenomics Inc.	10,250	150
	GS Home Shopping Inc.	1,014	149
	Sungwoo Hitech Co. Ltd.	34,713	145
*	Iljin Materials Co. Ltd.	4,510	145
*,^	Enzychem Lifesciences Corp.	1,879	144
	Huchems Fine Chemical Corp.	7,579	142
*	STCUBE	7,603	142
	Meritz Financial Group Inc.	12,474	141
*	Seobu T&D	15,731	141
	KISWIRE Ltd.	6,374	140
	SL Corp.	6,678	139
^	Bukwang Pharmaceutical Co. Ltd.	8,781	138
*	Osstem Implant Co. Ltd.	2,787	138
*	Cafe24 Corp.	1,679	138
*,^	Esmo Corp.	27,286	138
	NEPES Corp.	7,812	138
^	F&F Co. Ltd.	1,973	138
^	Hanjin Transportation Co. Ltd.	3,757	136
	Orion Holdings Corp.	8,252	135
	Dong-A ST Co. Ltd.	1,528	134
*,^	Telcon RF Pharmaceutical Inc.	20,867	132
	NICE Information Service Co. Ltd.	10,929	131
	HS Industries Co. Ltd.	14,294	130
^	Dentium Co. Ltd.	2,128	130
	SeAH Steel Corp.	2,351	130
	Soulbrain Co. Ltd.	2,999	129
*	Naturecell Co. Ltd.	11,802	129
*,^	Ecopro Co. Ltd.	5,513	129
	Hyosung TNC Co. Ltd.	899	128
	Hyundai Livart Furniture Co. Ltd.	7,130	128
*	G-treeBNT Co. Ltd.	5,748	128
	Partron Co. Ltd.	10,577	126
	Sebang Global Battery Co. Ltd.	3,049	125
	SKC Co. Ltd.	4,069	125
*	CMG Pharmaceutical Co. Ltd.	28,197	120
*	Insun ENT Co. Ltd.	14,296	120
	Dongsuh Cos. Inc.	7,129	119
	Daesang Corp.	5,170	118
§	Lotte Chilsung Beverage Co. Ltd.	790	118
*	Eusu Holdings Co. Ltd.	15,468	117
	L&F Co. Ltd.	4,546	117
	SK Gas Ltd.	1,580	116
*	Binex Co. Ltd.	11,366	116
^	Samwha Capacitor Co. Ltd.	2,246	115
^	BGF Co. Ltd.	16,233	115
	Cuckoo Holdings Co. Ltd.	910	113
	Daea TI Co. Ltd.	21,668	113
	Hite Jinro Co. Ltd.	6,473	113
	Eo Technics Co. Ltd.	1,839	112
	Korea Petrochemical Ind Co. Ltd.	862	111
	DB HiTek Co. Ltd.	8,062	110
*	Yuanta Securities Korea Co. Ltd.	38,496	110
	Ahnlab Inc.	2,032	108
	SKCKOLONPI Inc.	4,090	106

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	LF Corp.	4,969	106
*	Anterogen Co. Ltd.	1,829	105
	Modetour Network Inc.	5,428	104
*	Kolon Life Science Inc.	2,875	103
	Harim Holdings Co. Ltd.	8,995	103
*	Hyosung Advanced Materials Corp.	931	103
	KEPCO Engineering & Construction Co. Inc.	5,282	103
	LG Hausys Ltd.	1,962	102
	Kumho Industrial Co. Ltd.	8,282	102
	LEENO Industrial Inc.	2,065	101
*	Dongkuk Steel Mill Co. Ltd.	15,616	101
*	Webzen Inc.	6,346	101
^	YG Entertainment Inc.	3,272	101
*	iNtRON Biotechnology Inc.	5,970	99
	AK Holdings Inc.	2,228	99
*	Foosung Co. Ltd.	14,322	98
	INTOPS Co. Ltd.	7,008	98
*	Gamevil Inc.	2,389	97
	SK Securities Co. Ltd.	159,590	97
*	KONA I Co. Ltd.	9,122	95
	Dongwon Industries Co. Ltd.	415	95
*	Inscobee Inc.	25,963	94
	CJ Hello Co. Ltd.	12,615	93
*	Feelux Co. Ltd.	12,362	93
	Cuckoo Homesys Co. Ltd.	2,535	93
*	DIO Corp.	2,745	93
	NICE Holdings Co. Ltd.	4,789	92
	SeAH Steel Holdings Corp.	1,906	91
*	Humax Co. Ltd.	15,398	91
	JW Pharmaceutical Corp.	2,884	91
	Hanwha General Insurance Co. Ltd.	21,067	91
	Korea Electric Terminal Co. Ltd.	1,823	91
	Youlchon Chemical Co. Ltd.	7,368	90
	LIG Nex1 Co. Ltd.	2,755	88
	Maeil Dairies Co. Ltd.	1,169	88
	Binggrae Co. Ltd.	1,397	88
	Sam Young Electronics Co. Ltd.	8,042	88
	Samchully Co. Ltd.	1,099	88
	Lotte Food Co. Ltd.	162	87
	SPC Samlip Co. Ltd.	758	87
§	Caregen Co. Ltd.	1,328	87
	IS Dongseo Co. Ltd.	2,765	86
	Tongyang Inc.	50,362	86
*,^	Able C&C Co. Ltd.	7,592	86
*,^	Ilyang Pharmaceutical Co. Ltd.	3,501	84
*	Agabang&Company	26,481	84
	Nexen Tire Corp.	9,585	83
	Namhae Chemical Corp.	8,782	81
	Silicon Works Co. Ltd.	1,927	80
	Dawonsys Co. Ltd.	5,674	80
	S&T Dynamics Co. Ltd.	12,190	80
	Hyosung Chemical Corp.	663	79
*	Seegene Inc.	3,900	79
^	NS Shopping Co. Ltd.	6,400	78
	Lock&Lock Co. Ltd.	5,144	75
	Hankook Tire Worldwide Co. Ltd.	5,128	75
*	Wonik Holdings Co. Ltd.	17,538	75
	Songwon Industrial Co. Ltd.	4,340	74
	Dongjin Semichem Co. Ltd.	7,670	74
	Jusung Engineering Co. Ltd.	10,459	73
	Kolon Corp.	3,096	72
*	Neowiz	6,330	71
	Cosmax BTI Inc	3,588	71
	SK Discovery Co. Ltd.	2,598	68

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,^	Hyosung Heavy Industries Corp.	1,938	66
	Hanil Cement Co. Ltd.	520	65
	Jeil Pharma Holdings Inc.	3,032	65
*,^	Duk San Neolux Co. Ltd.	4,300	63
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	63
	Huons Co. Ltd.	1,133	62
	S&T Motiv Co. Ltd.	1,871	61
	Toptec Co. Ltd.	6,950	60
	Young Poong Corp.	91	60
	JW Holdings Corp.	10,573	60
	LG Electronics Inc. Preference Shares	2,321	60
*	ATGen Co. Ltd.	4,640	59
	iMarketKorea Inc.	7,080	59
	Daekyo Co. Ltd.	11,162	59
*	Hanwha Investment & Securities Co. Ltd.	28,944	59
^	Mirae Asset Life Insurance Co. Ltd.	12,832	58
*,^	Peptron Inc.	2,998	57
*	Coreana Cosmetics Co. Ltd.	13,463	57
	It’s Hanbul Co. Ltd.	2,175	56
	Seah Besteel Corp.	3,350	56
	Samyang Corp.	1,042	55
	Lotte Confectionery Co. Ltd.	340	54
	Hankook Shell Oil Co. Ltd.	194	54
	CJ Freshway Corp.	2,037	53
*,^	Hyundai Electric & Energy System Co. Ltd.	2,592	52
	Green Cross Cell Corp.	1,282	52
	Korea Asset In Trust Co. Ltd.	14,066	51
	Interpark Holdings Corp.	23,623	50
*,^	Vidente Co. Ltd.	9,421	49
	Cell Biotech Co. Ltd.	1,908	49
*	Taihan Electric Wire Co. Ltd.	58,282	49
*	Leaders Cosmetics Co. Ltd.	4,938	49
*	Korea Line Corp.	2,370	49
*	GNCO Co. Ltd.	33,968	48
*	KTB Investment & Securities Co. Ltd.	17,627	48
	DongKook Pharmaceutical Co. Ltd.	967	48
	KC Tech Co. Ltd.	2,755	47
^	TES Co. Ltd.	2,989	47
	i-SENS Inc.	2,173	46
	Sindoh Co. Ltd.	1,039	45
*	Ssangyong Motor Co.	9,829	44
*	Lutronic Corp.	5,622	44
	Dong-A Socio Holdings Co. Ltd.	464	43
*,^	Homecast Co. Ltd.	8,376	41
	Vieworks Co. Ltd.	1,505	41
	Eugene Investment & Securities Co. Ltd.	17,472	41
	InBody Co. Ltd.	2,162	41
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	41
*	COSON Co. Ltd.	4,916	40
*	Woongjin Thinkbig Co. Ltd.	15,509	39
*,^	Jenax Inc.	3,125	39
	Aekyung Industrial Co. Ltd.	984	39
*	Interflex Co. Ltd.	3,142	39
	ST Pharm Co. Ltd.	1,875	37
	ICD Co. Ltd.	4,187	36
	Kyobo Securities Co. Ltd.	4,032	36
*,^	Aprogen pharmaceuticals Inc.	15,801	36
*	Innox Advanced Materials Co. Ltd.	773	35
	Posco ICT Co. Ltd.	6,926	34
	KT Skylife Co. Ltd.	3,297	33
	Byucksan Corp.	13,450	32
*	APS Holdings Corp.	8,569	32
	TK Corp.	3,025	30
	Kolmar Korea Holdings Co. Ltd.	919	29

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Cellumed Co. Ltd.	3,487	28
	KC Co. Ltd.	2,009	28
	COSMAX NBT Inc.	2,426	28
	Huons Global Co. Ltd.	780	27
	Humedix Co. Ltd.	1,152	27
	Hancom Inc.	2,196	25
*	CUROCOM Co. Ltd.	21,142	23
	Muhak Co. Ltd.	1,944	23
	Sung Kwang Bend Co. Ltd.	2,178	22
	Hanil Holdings Co. Ltd.	426	21
	Tongyang Life Insurance Co. Ltd.	4,930	19
*	Doosan Heavy Industries & Construction Co. Ltd. Rights	15,344	19
	Hyundai Corp.	941	19
*	KH Vatec Co. Ltd.	2,613	19
*,^	Naturalendo Tech Co. Ltd.	2,354	16
*	Taewoong Co. Ltd.	1,783	16
	Maeil Holdings Co. Ltd.	1,305	14
*	G-SMATT GLOBAL Co. Ltd.	10,856	12
*	Hansol Technics Co. Ltd.	1,961	11
*	Lumens Co. Ltd.	5,290	10
*,§	Hanjin Heavy Industries & Construction Co. Ltd.	1,301	9
*	LVMC Holdings	371	1
*,§	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,§	CNK International Co. Ltd.	78	—
			266,741
Spain (0.9%)
	Banco Santander SA	4,998,156	25,338
*	Iberdrola SA	2,041,763	18,554
	Banco Bilbao Vizcaya Argentaria SA	2,185,318	13,289
	Telefonica SA	1,528,587	12,744
	Amadeus IT Group SA	134,327	10,706
^	Industria de Diseno Textil SA	346,807	10,501
*	Repsol SA	420,946	7,143
*	Ferrovial SA	160,730	3,964
2	Aena SME SA	20,819	3,865
	Grifols SA	136,663	3,798
*	ACS Actividades de Construccion y Servicios SA	81,980	3,770
	CaixaBank SA	1,153,290	3,676
	Red Electrica Corp. SA	144,498	2,999
	Naturgy Energy Group SA	102,616	2,921
	Endesa SA	100,863	2,516
	Banco de Sabadell SA	1,995,598	2,324
	Enagas SA	78,427	2,237
2	Cellnex Telecom SA	71,746	2,210
	Bankinter SA	235,772	1,885
	Banco Santander SA ADR	313,479	1,564
	Merlin Properties Socimi SA	112,926	1,540
	Siemens Gamesa Renewable Energy SA	72,784	1,307
	Inmobiliaria Colonial Socimi SA	108,145	1,165
^	Bankia SA	382,878	1,061
	Mapfre SA	328,833	988
	Acciona SA	7,692	892
	Grifols SA Preference Shares	46,038	886
	Viscofan SA	14,349	863
	Bolsas y Mercados Espanoles SHMSF SA	25,346	720
	Applus Services SA	47,724	600
	Prosegur Cia de Seguridad SA	110,684	576
	Acerinox SA	54,520	568
*	Masmovil Ibercom SA	25,600	561
	Faes Farma SA	115,219	529
	Ebro Foods SA	24,959	527
	Cia de Distribucion Integral Logista Holdings SA	21,015	499
	CIE Automotive SA	17,148	479
	Zardoya Otis SA	55,101	445

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	Gestamp Automocion SA	68,511	437
*	Indra Sistemas SA	36,653	432
	Mediaset Espana Comunicacion SA	52,714	409
	Construcciones y Auxiliar de Ferrocarriles SA	7,994	377
*	Almirall SA	22,375	361
	Tecnicas Reunidas SA	11,845	354
	Corp Financiera Alba SA	6,779	349
*,2	Neinor Homes SA	30,069	343
	Melia Hotels International SA	33,176	329
2	Unicaja Banco SA	284,134	327
*	Sacyr SA	122,589	301
*	Fomento de Construcciones y Contratas SA	23,977	294
2	Euskaltel SA	29,552	278
*	Fluidra SA	25,091	275
	Ence Energia y Celulosa SA	44,717	241
*	Promotora de Informaciones SA	127,116	232
2	Prosegur Cash SA	100,619	216
*	Liberbank SA	481,493	214
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	180
*,2	Aedas Homes SAU	6,664	166
*,2	Global Dominion Access SA	31,040	166
	Lar Espana Real Estate Socimi SA	21,012	165
*,2	Metrovacesa SA	14,260	165
^	Distribuidora Internacional de Alimentacion SA	144,674	101
*	Pharma Mar SA	40,605	96
	NH Hotel Group SA	7,070	38
*,§	Let’s GOWEX SA	3,921	—
			157,056
Sweden (0.9%)
	Telefonaktiebolaget LM Ericsson Class B	974,884	9,644
	Investor AB Class B	164,103	7,826
	Volvo AB Class B	480,775	7,705
	Atlas Copco AB Class A	207,905	6,490
^	Sandvik AB	347,443	6,434
	Assa Abloy AB Class B	291,623	6,234
	Essity AB Class B	201,627	5,978
	Svenska Handelsbanken AB Class A	536,859	5,864
	Swedbank AB Class A	336,997	5,506
^	Hennes & Mauritz AB Class B	287,745	5,021
	Skandinaviska Enskilda Banken AB Class A	484,751	4,628
	Hexagon AB Class B	77,173	4,216
	Atlas Copco AB Class B	144,808	4,124
	Telia Co. AB	918,738	3,914
	Swedish Match AB	58,244	2,840
	Boliden AB	91,836	2,733
^	Alfa Laval AB	106,798	2,479
	Tele2 AB	181,141	2,420
	Kinnevik AB	79,888	2,328
	SKF AB	122,523	2,274
^	Skanska AB Class B	120,799	2,104
	Lundin Petroleum AB	62,990	2,051
	Electrolux AB Class B	79,280	1,943
*	Epiroc AB Class A	187,431	1,938
	Securitas AB Class B	98,410	1,721
	Svenska Cellulosa AB SCA Class B	192,330	1,679
*	Epiroc AB Class B	162,778	1,611
	Castellum AB	88,152	1,585
	Industrivarden AB Class A	66,745	1,545
	Trelleborg AB Class B	88,729	1,467
	Elekta AB Class B	121,460	1,441
	Husqvarna AB	144,423	1,319
	Fabege AB	89,744	1,247
	Industrivarden AB	51,904	1,168
^	Nibe Industrier AB Class B	84,238	1,133

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Getinge AB	78,185	1,102
^	Saab AB Class B	32,951	1,085
*	Swedish Orphan Biovitrum AB	59,420	1,084
*	Fastighets AB Balder Class B	32,576	1,030
2	Thule Group AB	42,022	979
	Investor AB Class A	20,000	950
^	ICA Gruppen AB	25,763	932
*	Indutrade AB	30,418	930
2	Dometic Group AB	96,960	886
	AAK AB	53,850	875
	Loomis AB Class B	23,024	852
^	BillerudKorsnas AB	59,033	802
	L E Lundbergforetagen AB Class B	23,292	797
2	Evolution Gaming Group AB	7,569	777
	Holmen AB	35,630	749
	Lifco AB Class B	15,257	727
	Hexpol AB	86,115	673
	Peab AB	73,325	671
2	Bravida Holding AB	73,907	647
	Wihlborgs Fastigheter AB	48,317	643
*	Nordic Entertainment Group AB Class B	24,466	623
	Sweco AB Class B	24,037	613
*	AF POYRY AB	32,581	608
	Axfood AB	32,159	590
^	Intrum AB	23,125	589
	SSAB AB Class B	182,468	588
	Hufvudstaden AB Class A	33,512	558
	Wallenstam AB	57,901	557
	NCC AB Class B	32,820	543
	Investment AB Latour Class B	33,367	472
	Kungsleden AB	58,632	446
	Bure Equity AB	23,217	432
^	JM AB	22,497	429
	Beijer Ref AB	19,530	413
	Vitrolife AB	19,390	408
	Pandox AB Class B	23,201	398
	Avanza Bank Holding AB	42,615	341
*	Betsson AB	43,587	331
	Hemfosa Fastigheter AB Preference Shares	17,061	330
	Modern Times Group MTG AB Class B	24,466	316
	Arjo AB	84,583	314
	Bonava AB Class B	24,050	306
*	Nyfosa AB	50,489	301
	Mycronic AB	21,331	299
	Bilia AB	34,873	299
	Cloetta AB Class B	93,850	287
2	Attendo AB	50,445	275
*	SAS AB	149,557	273
	SSAB AB Class A	68,745	260
	Hemfosa Fastigheter AB	29,751	246
*	Nolato AB Class B	5,301	246
	Lindab International AB	21,286	240
*	Nobia AB	38,056	239
2	Resurs Holding AB	36,406	225
	Concentric AB	13,287	213
*	Hembla AB Class B	11,132	211
	Klovern AB	153,834	208
*	Hansa Biopharma AB	10,401	201
	Atrium Ljungberg AB	11,330	185
2	Scandic Hotels Group AB	19,107	178
	Klovern AB Preference Shares	4,687	164
*	NetEnt AB	51,187	163
	Ratos AB	70,826	161
	Catena AB	5,895	152

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Investment AB Oresund	10,840	148
	Oriflame Holding AG	6,960	144
	Sagax AB Preference Shares	35,778	137
	SkiStar AB	11,188	135
	Haldex AB	15,892	122
2	Munters Group AB	20,246	105
	Clas Ohlson AB	11,122	92
*	Collector AB	14,330	80
	NCC AB Class A	1,486	25
	Bonava AB	1,921	24
	Svenska Handelsbanken AB Class B	1,550	17
	Sagax AB	3,641	14
			156,075
Switzerland (2.5%)
	Nestle SA	1,014,784	97,701
	Roche Holding AG	232,227	61,276
	Novartis AG	727,856	59,641
	Zurich Insurance Group AG	49,952	15,923
	UBS Group AG	1,170,112	15,691
	Cie Financiere Richemont SA	161,236	11,787
*	ABB Ltd.	570,425	11,733
	Credit Suisse Group AG	811,743	10,795
	Swiss Re AG	97,851	9,421
*	Alcon Inc.	147,427	8,490
	Givaudan SA	3,162	8,187
	Lonza Group AG	23,955	7,398
	Sika AG	42,083	6,448
	LafargeHolcim Ltd. (Swiss Shares)	121,923	6,259
*	Swiss Life Holding AG	11,474	5,394
	Geberit AG	11,387	4,775
	Partners Group Holding AG	6,204	4,679
	SGS SA	1,636	4,317
	Swatch Group AG (Bearer)	13,977	4,266
	Julius Baer Group Ltd.	79,324	3,832
	Sonova Holding AG	17,354	3,505
	Temenos AG	20,436	3,399
	Swisscom AG	6,340	2,954
	Adecco Group AG	50,439	2,898
	Straumann Holding AG	3,509	2,836
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	36	2,731
	Schindler Holding AG	12,523	2,707
	Baloise Holding AG	14,953	2,564
	Kuehne & Nagel International AG	17,583	2,556
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	346	2,299
	Roche Holding AG (Bearer)	7,982	2,088
	Vifor Pharma AG	14,792	1,932
	Swiss Prime Site AG	23,865	1,916
	Logitech International SA	48,740	1,910
	LafargeHolcim Ltd. (Paris Shares)	34,256	1,766
	Schindler Holding AG (Registered)	7,758	1,649
	Georg Fischer AG	1,372	1,334
*	Helvetia Holding AG	2,085	1,325
	EMS-Chemie Holding AG	2,177	1,318
	OC Oerlikon Corp. AG	97,566	1,275
	PSP Swiss Property AG	12,424	1,268
	Barry Callebaut AG	679	1,245
	Flughafen Zurich AG	7,352	1,212
	Clariant AG	58,732	1,208
	BB Biotech AG	17,253	1,192
^	ams AG	24,354	1,028
2	VAT Group AG	7,981	992
	Dufry AG	9,898	969
	Pargesa Holding SA	11,916	936
	Panalpina Welttransport Holding AG	4,222	905

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Belimo Holding AG	164	862
	Tecan Group AG	3,633	820
	Cembra Money Bank AG	8,783	816
2	Galenica AG	14,906	760
	dormakaba Holding AG	972	734
	Allreal Holding AG	4,466	713
*	Banque Cantonale Vaudoise	893	705
	Bucher Industries AG	2,048	695
	Mobimo Holding AG	2,938	677
2	Sunrise Communications Group AG	10,033	666
	Sulzer AG	5,560	587
	Landis&Gyr Group AG	8,113	568
	Forbo Holding AG	345	554
	Inficon Holding AG	977	549
	Valiant Holding AG	4,857	545
*,^	Idorsia Ltd.	26,922	533
	Emmi AG	602	531
	HBM Healthcare Investments AG	3,176	521
	Vontobel Holding AG	8,625	509
	DKSH Holding AG	8,264	507
*	SFS Group AG	5,340	493
	Siegfried Holding AG	1,253	475
*	Aryzta AG	305,283	456
	Interroll Holding AG	207	452
	SIG Combibloc Group AG	42,290	413
	Huber & Suhner AG	4,778	382
	Bachem Holding AG	2,991	382
	Burckhardt Compression Holding AG	1,205	364
	BKW AG	5,634	359
	Daetwyler Holding AG	2,294	356
	Conzzeta AG	385	332
	Kardex AG	1,827	284
	St. Galler Kantonalbank AG	608	275
	VZ Holding AG	1,060	259
	LEM Holding SA	187	256
	Komax Holding AG	1,091	250
	Schweiter Technologies AG	253	246
*	Berner Kantonalbank AG	984	230
	Comet Holding AG	2,281	227
	Rieter Holding AG	1,485	215
*,^	COSMO Pharmaceuticals NV	2,263	213
	Valora Holding AG	810	206
	Bobst Group SA	2,817	202
	Zehnder Group AG	5,743	198
*	GAM Holding AG	44,025	183
	Intershop Holding AG	367	180
	Liechtensteinische Landesbank AG	2,615	178
	u-blox Holding AG	2,049	172
	Ypsomed Holding AG	1,264	166
	Ascom Holding AG	12,078	165
	Bell Food Group AG	520	150
	Kudelski SA	23,267	148
	Implenia AG	4,586	144
	Vetropack Holding AG	62	135
*	Basilea Pharmaceutica AG	3,005	132
	Arbonia AG	11,977	129
	Autoneum Holding AG	940	124
*	Alpiq Holding AG	1,744	121
*	Leonteq AG	3,057	120
	EFG International AG	15,830	119
	Bossard Holding AG	682	111
	Hiag Immobilien Holding AG	865	111
*,^	Meyer Burger Technology AG	159,539	110
	VP Bank AG	742	108

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	APG SGA SA	321	92
	Swissquote Group Holding SA	2,287	90
	ALSO Holding AG	582	73
*	Schmolz & Bickenbach AG	129,951	60
*	BA CHEM HOLDING AG Rights Exp. 05/06/2019	2,991	1
			437,429
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	826,052	36,198
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,745,000	31,443
	Hon Hai Precision Industry Co. Ltd.	3,966,520	11,167
	Formosa Plastics Corp.	1,648,873	5,984
	Largan Precision Co. Ltd.	35,020	5,257
	Nan Ya Plastics Corp.	1,929,423	4,881
	MediaTek Inc.	473,086	4,534
	Chunghwa Telecom Co. Ltd. ADR	125,804	4,534
	CTBC Financial Holding Co. Ltd.	6,096,715	4,177
	Formosa Chemicals & Fibre Corp.	1,154,259	4,153
	Cathay Financial Holding Co. Ltd.	2,755,549	3,990
	Delta Electronics Inc.	750,471	3,961
	Uni-President Enterprises Corp.	1,601,992	3,807
	Fubon Financial Holding Co. Ltd.	2,523,880	3,730
	Mega Financial Holding Co. Ltd.	3,470,769	3,332
	China Steel Corp.	4,065,390	3,285
	E.Sun Financial Holding Co. Ltd.	3,256,410	2,674
	ASE Technology Holding Co. Ltd.	1,043,636	2,424
	First Financial Holding Co. Ltd.	3,071,348	2,193
	Catcher Technology Co. Ltd.	264,310	2,096
	Yuanta Financial Holding Co. Ltd.	3,574,965	2,073
	Taiwan Cement Corp.	1,485,825	2,021
	Taiwan Cooperative Financial Holding Co. Ltd.	2,859,576	1,898
	Asustek Computer Inc.	235,169	1,798
	Hua Nan Financial Holdings Co. Ltd.	2,735,370	1,789
	Taiwan Mobile Co. Ltd.	487,800	1,784
	President Chain Store Corp.	184,137	1,718
	Formosa Petrochemical Corp.	459,140	1,704
	Chailease Holding Co. Ltd.	393,609	1,678
	Quanta Computer Inc.	817,450	1,568
	Hotai Motor Co. Ltd.	100,000	1,513
	United Microelectronics Corp.	3,245,180	1,415
	Yageo Corp.	139,473	1,384
	China Development Financial Holding Corp.	4,284,580	1,381
	Taishin Financial Holding Co. Ltd.	3,027,050	1,373
	Far Eastern New Century Corp.	1,239,279	1,353
	Novatek Microelectronics Corp.	195,025	1,276
	SinoPac Financial Holdings Co. Ltd.	3,241,756	1,250
	Far EasTone Telecommunications Co. Ltd.	494,000	1,212
	Pegatron Corp.	624,954	1,181
	Chang Hwa Commercial Bank Ltd.	1,934,099	1,159
	Realtek Semiconductor Corp.	156,420	1,061
	Pou Chen Corp.	838,524	1,020
	Shin Kong Financial Holding Co. Ltd.	3,544,837	1,004
	Lite-On Technology Corp.	706,988	998
	Asia Cement Corp.	732,264	991
	Walsin Technology Corp.	152,968	946
	Eclat Textile Co. Ltd.	65,166	932
	Win Semiconductors Corp.	138,151	930
	Advantech Co. Ltd.	114,266	926
	Innolux Corp.	2,868,885	921
	Feng TAY Enterprise Co. Ltd.	104,235	845
	Globalwafers Co. Ltd.	75,000	822
	Compal Electronics Inc.	1,265,323	818
	Giant Manufacturing Co. Ltd.	102,881	785
	Taiwan High Speed Rail Corp.	644,000	784
	Hiwin Technologies Corp.	81,177	773

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Accton Technology Corp.	179,000	760
	Cheng Shin Rubber Industry Co. Ltd.	559,379	747
	Foxconn Technology Co. Ltd.	330,514	742
	Inventec Corp.	919,554	739
	Wistron Corp.	859,152	713
	China Life Insurance Co. Ltd.	819,954	683
	Airtac International Group	49,884	668
	Vanguard International Semiconductor Corp.	278,000	618
	WPG Holdings Ltd.	466,440	616
^	AU Optronics Corp. ADR	176,018	614
	Nanya Technology Corp.	277,324	589
	Micro-Star International Co. Ltd.	209,000	581
	Chroma ATE Inc.	120,000	575
	Acer Inc.	843,551	573
	TA Chen Stainless Pipe	398,524	566
*	Tatung Co. Ltd.	698,000	539
	Merida Industry Co. Ltd.	92,400	538
	Synnex Technology International Corp.	427,498	533
	Walsin Lihwa Corp.	937,000	527
	Powertech Technology Inc.	210,000	524
	Makalot Industrial Co. Ltd.	74,712	515
	Radiant Opto-Electronics Corp.	149,314	505
	Simplo Technology Co. Ltd.	57,640	490
	Macronix International	606,903	472
	Taiwan Business Bank	1,118,869	462
	Phison Electronics Corp.	49,000	461
	TCI Co. Ltd.	30,481	455
	Unimicron Technology Corp.	406,000	454
	Zhen Ding Technology Holding Ltd.	125,700	450
	Highwealth Construction Corp.	278,540	446
	Nien Made Enterprise Co. Ltd.	56,000	439
	Tripod Technology Corp.	136,000	437
	Winbond Electronics Corp.	829,726	432
	Eva Airways Corp.	849,472	417
	Chunghwa Telecom Co. Ltd.	115,000	414
	Teco Electric and Machinery Co. Ltd.	527,000	395
	Genius Electronic Optical Co. Ltd.	30,714	395
	Parade Technologies Ltd.	23,000	390
	International CSRC Investment Holdings Co.	286,237	389
	Sino-American Silicon Products Inc.	178,000	386
	Chicony Electronics Co. Ltd.	155,231	383
	Feng Hsin Steel Co. Ltd.	194,000	382
	Chipbond Technology Corp.	167,000	379
*	HTC Corp.	275,491	373
	AU Optronics Corp.	1,030,000	368
	Voltronic Power Technology Corp.	18,615	368
	Ruentex Industries Ltd.	151,960	363
	United Microelectronics Corp. ADR	164,278	356
*	TaiMed Biologics Inc.	69,000	351
	Elite Material Co. Ltd.	107,000	345
	Formosa Taffeta Co. Ltd.	286,000	345
	Merry Electronics Co. Ltd.	59,798	344
	FLEXium Interconnect Inc.	107,154	337
	CTCI Corp.	214,000	332
	Ruentex Development Co. Ltd.	235,792	324
	United Integrated Services Co. Ltd.	71,200	317
	Elan Microelectronics Corp.	116,400	316
	Silergy Corp.	19,000	312
*	China Petrochemical Development Corp.	824,350	311
	Nan Kang Rubber Tire Co. Ltd.	268,493	308
	King Yuan Electronics Co. Ltd.	331,000	307
	E Ink Holdings Inc.	254,000	305
	Grape King Bio Ltd.	43,000	299
	Standard Foods Corp.	168,400	298

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Evergreen Marine Corp. Taiwan Ltd.	668,410	293
	Zeng Hsing Industrial Co. Ltd.	60,000	293
	Taiwan Fertilizer Co. Ltd.	195,000	284
	Qisda Corp.	433,000	276
	Jess-Link Products Co. Ltd.	263,750	272
	ITEQ Corp.	82,000	271
	Tung Ho Steel Enterprise Corp.	378,000	270
	Eternal Materials Co. Ltd.	321,919	266
	St. Shine Optical Co. Ltd.	14,000	262
	King’s Town Bank Co. Ltd.	244,000	261
	Poya International Co. Ltd.	21,450	260
	Taiwan Glass Industry Corp.	636,842	255
	Compeq Manufacturing Co. Ltd.	306,000	254
	Gigabyte Technology Co. Ltd.	155,000	250
*	AGV Products Corp.	1,090,440	249
	Mitac Holdings Corp.	238,036	247
	General Interface Solution Holding Ltd.	63,000	244
	Cheng Uei Precision Industry Co. Ltd.	201,000	244
	Taichung Commercial Bank Co. Ltd.	623,530	242
*	United Renewable Energy Co. Ltd.	700,195	239
	eMemory Technology Inc.	19,000	238
	Waterland Financial Holdings Co. Ltd.	703,450	237
	China Motor Corp.	262,000	235
*	PharmaEssentia Corp.	50,000	231
	King Slide Works Co. Ltd.	22,000	231
	Epistar Corp.	264,044	231
*	Unizyx Holding Corp.	308,000	230
	Egis Technology Inc.	27,000	227
	Taiwan Secom Co. Ltd.	80,675	226
	Chlitina Holding Ltd.	27,400	224
	Sanyang Motor Co. Ltd.	343,000	224
	Gloria Material Technology Corp.	342,000	219
	Bizlink Holding Inc.	33,616	218
	China Airlines Ltd.	686,000	218
	Taiwan Union Technology Corp.	59,000	215
	Wisdom Marine Lines Co. Ltd.	223,706	213
	China Steel Chemical Corp.	48,000	209
	China Bills Finance Corp.	427,000	204
	Formosan Rubber Group Inc.	365,890	204
	TSRC Corp.	220,925	204
	Advanced International Multitech Co. Ltd.	135,000	201
	HannStar Display Corp.	775,265	201
	Lien Hwa Industrial Corp.	181,581	199
	Global Unichip Corp.	27,000	199
	Oriental Union Chemical Corp.	236,000	199
	Wafer Works Corp.	156,436	198
	LandMark Optoelectronics Corp.	21,600	194
	Jih Sun Financial Holdings Co. Ltd.	605,079	192
	Great Wall Enterprise Co. Ltd.	168,097	191
	Far Eastern International Bank	509,136	190
	Taiwan Paiho Ltd.	77,000	189
	ASPEED Technology Inc.	9,000	187
	Cheng Loong Corp.	293,000	187
	Yulon Finance Corp.	50,000	187
	Ardentec Corp.	181,903	187
	Chilisin Electronics Corp.	58,325	186
*	Ichia Technologies Inc.	332,000	186
*	Tong-Tai Machine & Tool Co. Ltd.	267,560	182
	Sinbon Electronics Co. Ltd.	51,499	182
	Getac Technology Corp.	120,000	181
	Advanced Ceramic X Corp.	18,000	181
	Gourmet Master Co. Ltd.	28,245	180
	Visual Photonics Epitaxy Co. Ltd.	65,250	179
	Hota Industrial Manufacturing Co. Ltd.	48,936	178

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	AmTRAN Technology Co. Ltd.	460,000	178
	Far Eastern Department Stores Ltd.	335,115	178
	Rich Development Co. Ltd.	605,000	178
	Wan Hai Lines Ltd.	336,000	177
	Grand Pacific Petrochemical	257,000	177
	Kenda Rubber Industrial Co. Ltd.	180,413	176
	Taiwan Surface Mounting Technology Corp.	92,250	175
	Flytech Technology Co. Ltd.	68,853	175
	Test Rite International Co. Ltd.	254,000	174
	Shinkong Synthetic Fibers Corp.	396,000	174
	Clevo Co.	182,628	174
	ASMedia Technology Inc.	10,000	173
	Chong Hong Construction Co. Ltd.	61,152	172
	Primax Electronics Ltd.	84,000	172
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	170
	Asia Optical Co. Inc.	59,000	169
*	Asia Pacific Telecom Co. Ltd.	646,152	169
	Everlight Chemical Industrial Corp.	309,240	167
	Coretronic Corp.	107,400	167
	Cub Elecparts Inc.	18,509	165
	ChipMOS Technologies Inc.	188,682	164
	Huaku Development Co. Ltd.	65,000	164
	Tong Yang Industry Co. Ltd.	115,000	164
	CyberTAN Technology Inc.	301,000	160
	Ton Yi Industrial Corp.	389,000	158
*	OBI Pharma Inc.	31,000	156
	Shin Zu Shing Co. Ltd.	41,000	156
	Career Technology MFG. Co. Ltd.	141,636	156
	YFY Inc.	403,000	155
	Greatek Electronics Inc.	112,000	155
	Taiyen Biotech Co. Ltd.	150,000	154
	Taiwan Styrene Monomer	190,450	154
	Yulon Motor Co. Ltd.	244,000	154
	Lealea Enterprise Co. Ltd.	470,000	153
	Ginko International Co. Ltd.	22,000	151
	TTY Biopharm Co. Ltd.	56,541	150
	Cleanaway Co. Ltd.	27,000	149
	Wistron NeWeb Corp.	57,400	149
	Prince Housing & Development Corp.	412,050	149
	Holy Stone Enterprise Co. Ltd.	44,200	148
*	Mercuries Life Insurance Co. Ltd.	410,156	147
	China Man-Made Fiber Corp.	466,416	147
	Firich Enterprises Co. Ltd.	107,132	147
	Center Laboratories Inc.	57,533	147
	Infortrend Technology Inc.	352,000	145
	Evergreen International Storage & Transport Corp.	326,000	145
	Kinpo Electronics	405,000	144
	Holtek Semiconductor Inc.	60,000	144
	Capital Securities Corp.	477,220	144
	momo.com Inc.	16,000	143
	Charoen Pokphand Enterprise	75,000	143
	BES Engineering Corp.	560,000	141
	Arcadyan Technology Corp.	50,000	139
	Syncmold Enterprise Corp.	48,750	138
	Iron Force Industrial Co. Ltd.	50,000	138
	Machvision Inc.	10,006	137
	UPC Technology Corp.	334,314	137
	CHC Healthcare Group	104,268	136
	Ability Enterprise Co. Ltd.	293,000	135
	Taiwan Cogeneration Corp.	155,000	135
	Tainan Spinning Co. Ltd.	345,543	135
	Nan Ya Printed Circuit Board Corp.	89,000	134
	Lung Yen Life Service Corp.	67,000	133
*	Wei Chuan Foods Corp.	152,000	133

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	TPK Holding Co. Ltd.	70,958	132
*	CMC Magnetics Corp.	575,021	131
	WT Microelectronics Co. Ltd.	98,986	131
	Chin-Poon Industrial Co. Ltd.	105,000	131
	Unitech Printed Circuit Board Corp.	210,120	129
	Faraday Technology Corp.	76,800	127
	U-Ming Marine Transport Corp.	121,000	127
	Long Chen Paper Co. Ltd.	214,591	126
*	Ritek Corp.	374,424	125
*	Pan Jit International Inc.	142,000	125
	Asia Vital Components Co. Ltd.	90,000	125
	Everlight Electronics Co. Ltd.	125,000	125
	Transcend Information Inc.	55,000	125
	Dynapack International Technology Corp.	77,000	124
	China Chemical & Pharmaceutical Co. Ltd.	202,000	123
	China Metal Products	101,000	123
	Run Long Construction Co. Ltd.	57,000	122
*	Medigen Biotechnology Corp.	49,000	121
*	Unity Opto Technology Co. Ltd.	378,000	120
	Darfon Electronics Corp.	77,000	119
*	Lotus Pharmaceutical Co. Ltd.	39,000	119
	China General Plastics Corp.	161,256	119
*	Via Technologies Inc.	94,000	118
	Hung Sheng Construction Ltd.	160,800	117
*	XinTec Inc.	89,000	115
	Tong Hsing Electronic Industries Ltd.	30,000	112
	Xxentria Technology Materials Corp.	44,000	111
	Sitronix Technology Corp.	27,000	111
	Sampo Corp.	205,600	111
	SDI Corp.	49,000	111
*	Microbio Co. Ltd.	234,000	111
	YungShin Global Holding Corp.	81,400	111
	Sunny Friend Environmental Technology Co. Ltd.	13,000	111
	Namchow Holdings Co. Ltd.	64,000	110
	ScinoPharm Taiwan Ltd.	133,245	109
	Quanta Storage Inc.	59,000	109
	Ennoconn Corp.	12,277	108
	Tyntek Corp.	194,000	108
	Lotes Co. Ltd.	15,198	108
	Chun Yuan Steel	315,000	106
	Cathay Real Estate Development Co. Ltd.	130,200	106
	Aten International Co. Ltd.	35,000	106
	Sinyi Realty Inc.	103,358	105
	Kung Long Batteries Industrial Co. Ltd.	19,000	101
	Depo Auto Parts Ind Co. Ltd.	45,000	101
	Rechi Precision Co. Ltd.	120,000	100
	Kindom Construction Corp.	147,000	100
	Sporton International Inc.	16,802	100
	International Games System Co. Ltd.	12,000	99
	China Electric Manufacturing Corp.	306,000	99
	Nantex Industry Co. Ltd.	93,000	98
*	Federal Corp.	276,612	97
	Sercomm Corp.	44,000	97
*	PChome Online Inc.	22,587	96
	Bank of Kaohsiung Co. Ltd.	304,966	95
	TaiDoc Technology Corp.	19,000	94
	Kinsus Interconnect Technology Corp.	62,000	94
	President Securities Corp.	212,549	93
	AcBel Polytech Inc.	126,000	92
	Yieh Phui Enterprise Co. Ltd.	299,153	91
*	HannsTouch Solution Inc.	186,000	91
	Hong Pu Real Estate Development Co. Ltd.	144,000	90
	Supreme Electronics Co. Ltd.	90,000	90
*	Kuo Toong International Co. Ltd.	125,643	90

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sonix Technology Co. Ltd.	88,000	90
	Test Research Inc.	51,000	89
	Darwin Precisions Corp.	142,000	89
	Taiwan TEA Corp.	174,000	88
	Foxsemicon Integrated Technology Inc.	18,900	88
	YC INOX Co. Ltd.	103,000	87
	Sigurd Microelectronics Corp.	87,000	87
	Formosa International Hotels Corp.	17,058	87
	Pixart Imaging Inc.	27,000	86
	Farglory Land Development Co. Ltd.	70,000	86
	Lingsen Precision Industries Ltd.	278,000	86
*	D-Link Corp.	184,212	86
	Gemtek Technology Corp.	102,000	86
	USI Corp.	222,645	85
	Goldsun Building Materials Co. Ltd.	315,000	85
	Yulon Nissan Motor Co. Ltd.	10,000	84
	Casetek Holdings Ltd.	49,877	84
	Taiwan PCB Techvest Co. Ltd.	68,000	83
	Mercuries & Associates Holding Ltd.	143,929	82
	OptoTech Corp.	107,427	81
	Concraft Holding Co. Ltd.	18,700	80
*	Yang Ming Marine Transport Corp.	281,030	80
	Systex Corp.	36,000	79
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	33,000	78
*	Shining Building Business Co. Ltd.	235,560	77
	Hsin Kuang Steel Co. Ltd.	78,000	77
	Advanced Wireless Semiconductor Co.	46,000	75
*	Roo Hsing Co. Ltd.	168,000	75
	Adlink Technology Inc.	55,168	75
	A-DATA Technology Co. Ltd.	46,190	75
	Topco Scientific Co. Ltd.	26,047	75
	Taiwan Semiconductor Co. Ltd.	41,000	74
	Chaun-Choung Technology Corp.	13,000	73
	Long Bon International Co. Ltd.	130,175	73
	Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	72
	Kinik Co.	36,000	72
*	Silicon Integrated Systems Corp.	249,000	71
	Sunplus Technology Co. Ltd.	171,000	70
	Elite Semiconductor Memory Technology Inc.	66,000	70
	TA-I Technology Co. Ltd.	41,000	69
*	Taiwan Land Development Corp.	243,731	69
	Toung Loong Textile Manufacturing	44,000	69
	Pan-International Industrial Corp.	80,000	68
*	Dynamic Electronics Co. Ltd.	222,000	67
	Swancor Holding Co. Ltd.	22,000	67
*	Radium Life Tech Co. Ltd.	152,393	67
	Wah Lee Industrial Corp.	38,000	67
	FocalTech Systems Co. Ltd.	80,923	66
	Hu Lane Associate Inc.	23,000	65
	Elite Advanced Laser Corp.	30,412	64
	TXC Corp.	55,000	64
*	Phihong Technology Co. Ltd.	193,000	64
*	Orient Semiconductor Electronics Ltd.	120,605	63
	Chunghwa Precision Test Tech Co. Ltd.	4,000	62
	Wowprime Corp.	20,665	62
	Jentech Precision Industrial Co. Ltd.	16,000	61
	IEI Integration Corp.	54,342	60
*	Cheng Mei Materials Technology Corp.	143,000	60
	PharmaEngine Inc.	17,038	59
*	WUS Printed Circuit Co. Ltd.	69,700	58
	L&K Engineering Co. Ltd.	65,000	58
	Pharmally International Holding Co. Ltd.	8,325	58
	MIN AIK Technology Co. Ltd.	111,400	57
	FSP Technology Inc.	84,000	57

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Asia Polymer Corp.	122,836	57
	Ho Tung Chemical Corp.	251,141	56
	Senao International Co. Ltd.	49,000	56
	Basso Industry Corp.	29,200	55
	Li Cheng Enterprise Co. Ltd.	24,447	54
	Altek Corp.	61,600	54
	Posiflex Technology Inc.	15,169	54
	Taiflex Scientific Co. Ltd.	40,800	53
*	CSBC Corp. Taiwan	61,678	52
	Sincere Navigation Corp.	93,000	52
	Nien Hsing Textile Co. Ltd.	54,945	50
	Huang Hsiang Construction Corp.	55,000	50
	KEE TAI Properties Co. Ltd.	131,000	49
	Chung Hwa Pulp Corp.	152,421	47
	TYC Brother Industrial Co. Ltd.	53,000	47
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	45
	Lite-On Semiconductor Corp.	38,000	43
	ITE Technology Inc.	37,000	42
	Lextar Electronics Corp.	74,000	42
*	Etron Technology Inc.	127,000	40
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	40
	Concord Securities Co. Ltd.	165,635	39
	Soft-World International Corp.	16,000	38
	Ta Ya Electric Wire & Cable	107,000	38
*	ALI Corp.	105,000	37
	Globe Union Industrial Corp.	65,000	37
	Alpha Networks Inc.	55,000	36
	Weltrend Semiconductor	41,599	35
	Sheng Yu Steel Co. Ltd.	56,000	35
	Zinwell Corp.	43,000	32
	Global Brands Manufacture Ltd.	67,000	31
	Brogent Technologies Inc.	5,266	30
	Johnson Health Tech Co. Ltd.	21,105	30
	Tung Thih Electronic Co. Ltd.	12,000	28
	Elitegroup Computer Systems Co. Ltd.	73,000	28
	Cyberlink Corp.	11,000	27
	Universal Cement Corp.	41,124	26
	Global Mixed Mode Technology Inc.	9,000	24
*	Motech Industries Inc.	85,447	24
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	21
*	Li Peng Enterprise Co. Ltd.	75,600	18
*	Gold Circuit Electronics Ltd.	41,000	17
	Gigasolar Materials Corp.	6,400	17
*,§	XPEC Entertainment Inc.	21,468	9
	Yungtay Engineering Co. Ltd.	4,000	8
*	Gigastorage Corp.	34,000	7
*	OBI Pharma Inc. Rights Exp. 05/07/2019	2,014	1
			257,911
Thailand (0.4%)
	PTT PCL (Foreign)	4,900,280	7,481
*	CP ALL PCL (Foreign)	1,615,400	3,924
	Airports of Thailand PCL (Foreign)	1,381,650	2,966
	Siam Commercial Bank PCL (Foreign)	624,700	2,565
	Kasikornbank PCL	419,800	2,513
	Bangkok Dusit Medical Services PCL (Foreign)	3,074,700	2,457
	Advanced Info Service PCL (Foreign)	403,300	2,402
	Siam Cement PCL NVDR	162,800	2,357
	Central Pattana PCL (Foreign)	818,200	1,937
	PTT Exploration & Production PCL (Foreign)	442,481	1,849
	PTT Global Chemical PCL	715,415	1,542
	Minor International PCL (Foreign)	1,173,982	1,380
	Siam Cement PCL (Foreign)	94,506	1,368
	Kasikornbank PCL (Foreign)	199,083	1,192
	Charoen Pokphand Foods PCL (Foreign)	1,207,700	1,031

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Energy Absolute PCL	538,100	940
	Indorama Ventures PCL	635,700	912
	Electricity Generating PCL (Foreign)	93,100	863
	Bangkok Expressway & Metro PCL (Foreign)	2,522,557	861
	Home Product Center PCL (Foreign)	1,706,598	840
*	Gulf Energy Development PCL	252,400	827
	Bumrungrad Hospital PCL (Foreign)	145,100	805
	BTS Group Holdings PCL (Foreign)	2,176,111	805
	Thai Oil PCL (Foreign)	358,500	778
	Banpu PCL (Foreign)	1,453,128	747
	Krung Thai Bank PCL (Foreign)	1,252,875	742
	Digital Telecommunications Infrastructure Fund	1,467,229	731
^	Intouch Holdings PCL (Foreign)	347,200	647
	Bangkok Bank PCL (Foreign)	89,698	588
	Thai Union Frozen Products PCL (Foreign)	939,080	556
^	Krungthai Card PCL	433,000	550
*	Ratchaburi Electricity Generating Holding PCL (Local)	275,100	537
	True Corp. PCL (Foreign)	3,256,454	526
	Berli Jucker PCL (Foreign)	324,184	523
	Land & Houses PCL NVDR	1,482,900	521
	IRPC PCL (Foreign)	2,930,400	519
	Siam Commercial Bank PCL	111,400	457
	Intouch Holdings PCL NVDR	237,596	443
	TMB Bank PCL (Foreign)	6,530,400	413
	Thanachart Capital PCL (Foreign)	247,100	411
	Muangthai Capital PCL	251,300	406
	Krung Thai Bank PCL	633,000	375
	BTS Rail Mass Transit Growth Infrastructure Fund	881,600	340
	Bangkok Bank PCL	53,100	338
	Kiatnakin Bank Ord Shs F	162,900	337
	Glow Energy PCL (Foreign)	116,300	333
^	WHA Corp. PCL (Foreign)	2,428,602	333
	Total Access Communication PCL (Foreign)	204,100	325
	Robinson PCL	174,700	319
	VGI Global Media PCL (Foreign)	1,018,450	308
^	Sino-Thai Engineering & Construction PCL	376,100	298
	Bangchak Corp. PCL	288,900	294
	Tisco Financial Group PCL (Foreign)	111,400	292
	Srisawad Corp. PCL	169,459	291
*	Thai Airways International PCL (Foreign)	715,174	285
	Central Plaza Hotel PCL	207,300	278
	Supalai PCL (Foreign)	380,600	263
^	CH Karnchang PCL	302,700	254
^	Jasmine International PCL	1,429,000	251
	Univentures PCL	1,263,300	250
	Jasmine Broadband Internet Infrastructure Fund	766,700	245
	Amata Corp. PCL	340,500	239
	Siam Global House PCL (Foreign)	435,422	236
^	Global Power Synergy PCL	118,600	231
	AP Thailand PCL (Foreign)	921,500	228
	BTS Group Holdings PCL NVDR	604,800	224
^	Thoresen Thai Agencies PCL (Foreign)	1,318,852	221
	Tisco Financial Group PCL	83,500	219
	Bangkok Land PCL	4,444,600	219
*,^	Italian-Thai Development PCL (Foreign)	2,973,700	218
	Hana Microelectronics PCL (Foreign)	209,600	214
	TOA Paint Thailand PCL	210,600	208
	Quality Houses PCL	2,203,983	205
	B Grimm Power PCL	191,700	203
	KCE Electronics PCL	259,200	201
	SPCG PCL	342,900	193
	MBK PCL	287,800	189
	Siam City Cement PCL (Foreign)	27,700	188
	Major Cineplex Group PCL	203,500	182

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sansiri PCL (Foreign)	4,053,100	182
	Sri Trang Agro-Industry PCL (Foreign)	440,696	181
^	Chularat Hospital PCL	2,926,280	180
	Land & Houses PCL (Foreign)	508,200	178
^	BCPG PCL	313,500	178
*	BEC World PCL (Foreign)	627,300	177
	Thai Vegetable Oil PCL	206,400	174
^	TTW PCL	437,300	170
	Bangkok Chain Hospital PCL	297,200	169
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	397,700	168
*	AEON Thana Sinsap Thailand PCL	28,700	166
	LPN Development PCL	735,900	161
	Star Petroleum Refining PCL	484,700	161
	North Bangkok Power Plant Block 1 Infrastructure	425,900	159
	U City PCL	2,194,325	157
	Bangkok Airways PCL	419,900	155
	MK Restaurants Group PCL	62,900	143
^	Carabao Group PCL	77,400	141
	GFPT PCL	289,300	141
^	Bangkok Life Assurance PCL NVDR	157,940	140
	Samart Corp. PCL	588,300	138
	TPI Polene Power PCL	688,700	134
^	CK Power PCL	708,860	130
	Esso Thailand PCL	357,200	124
^	Unique Engineering & Construction PCL	382,500	123
	TPI Polene PCL	1,930,500	120
	Gunkul Engineering PCL	1,185,099	102
	Origin Property PCL	389,400	96
*	Siam Makro PCL	85,500	91
*,§	Pruksa Real Estate PCL	210,700	89
	Banpu Power PCL	117,600	84
^	Beauty Community PCL	369,400	80
	Tipco Asphalt PCL	140,500	79
	IMPACT Growth REIT	106,900	79
*,^	Super Energy Corp. PCL	3,838,700	76
*	Thaicom PCL	338,800	70
	Thaifoods Group PCL	649,700	68
	Thanachart Capital PCL NVDR	38,600	64
	Pruksa Holding PCL (Foreign)	94,600	56
	Workpoint Entertainment PCL	67,400	49
*	Precious Shipping PCL (Foreign)	188,100	49
^	PTG Energy PCL	127,400	44
	Taokaenoi Food & Marketing PCL	123,500	42
*,^	Group Lease PCL (Foreign)	155,959	37
*,§	Inter Far East Energy Corp.	175,600	17
*,^,§	Inter Far East Energy Corp. (Foreign)	175,500	17
	Bangkok Life Assurance PCL (Foreign)	16,500	15
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	544,600	14
	Total Access Communication PCL NVDR	8,300	13
*	VGI Global Media PCL (F)Warrants Exp. 12/31/2022	203,690	5
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,600	5
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	4
*	BTS Group Holdings PCL - NVDR Warrants Exp. 12/31/19	67,199	2
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	767,740	1
*	Samart Corp. PCL Warrants Exp. 05/08/2021	42,966	1
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	—
*	Minor International PCL Foreign Shares	58,699	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
			69,139
Turkey (0.1%)
*	Turkiye Garanti Bankasi AS	776,204	1,066
	BIM Birlesik Magazalar AS	75,453	1,050

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Akbank T.A.S.	945,327	972
	Tupras Turkiye Petrol Rafinerileri AS	40,858	845
	Turkcell Iletisim Hizmetleri AS	384,589	807
	KOC Holding AS	268,233	729
	Eregli Demir ve Celik Fabrikalari TAS	421,050	647
*	Turkiye Is Bankasi AS	495,971	447
	Aselsan Elektronik Sanayi Ve Ticaret AS	119,311	409
*	Turk Hava Yollari AO	166,592	400
	Haci Omer Sabanci Holding AS (Bearer)	268,197	347
	Tekfen Holding AS	74,320	332
	Turkiye Vakiflar Bankasi TAO	386,738	263
	TAV Havalimanlari Holding AS	47,557	202
	Petkim Petrokimya Holding AS	267,186	200
	Ulker Biskuvi Sanayi AS	62,695	200
*	Tat Gida Sanayi AS	285,575	199
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	190
	Turkiye Sise ve Cam Fabrikalari AS	161,616	165
	Turkiye Halk Bankasi AS	163,616	161
	Ford Otomotiv Sanayi AS	17,563	155
	Soda Sanayii AS	118,534	154
	Enka Insaat ve Sanayi AS	169,819	153
*	Koza Altin Isletmeleri AS	19,560	140
*	Sok Marketler Ticaret AS	80,871	125
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	119
*	KARDEMIR KARABUK DEMIR-CL A	296,019	112
	Tofas Turk Otomobil Fabrikasi AS	37,311	112
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	265,111	111
*	Yapi ve Kredi Bankasi AS	316,975	110
*	Arcelik AS	35,788	110
2	Enerjisa Enerji AS	116,815	105
	Alarko Holding AS	214,638	96
	EGE Endustri VE Ticaret AS	1,374	96
	Aksigorta AS	132,563	94
*	Bizim Toptan Satis Magazalari AS	60,606	82
*	Turk Telekomunikasyon AS	106,702	76
	Coca-Cola Icecek AS	13,694	73
*	Turkiye Sinai Kalkinma Bankasi AS	560,984	71
*	Zorlu Enerji Elektrik Uretim AS	328,267	69
	AG Anadolu Grubu Holding AS	31,736	68
	Trakya Cam Sanayii AS	116,933	62
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	55
*	Sasa Polyester Sanayi AS	52,573	54
*	Aksa Enerji Uretim AS Class B	123,798	49
*	KARDEMIR KARABUK DEMIR-CL D	125,938	48
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	60,773	45
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	40
*	Sekerbank Turk AS	205,730	35
*	Bera Holding AS	102,172	30
	Dogan Sirketler Grubu Holding AS	168,390	30
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	29
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	28
*	NET Holding AS	95,198	27
*,2	MLP Saglik Hizmetleri AS	13,316	27
	Kordsa Teknik Tekstil AS	12,974	26
*	Pegasus Hava Tasimaciligi AS	4,428	23
*	Afyon Cimento Sanayi TAS	30,263	22
	Aygaz AS	12,065	19
	Aksa Akrilik Kimya Sanayii AS	11,842	16
*	Akenerji Elektrik Uretim AS	169,037	16
*	Is Gayrimenkul Yatirim Ortakligi AS	91,844	15
*	Migros Ticaret AS	6,467	15
	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	10
*	Cimsa Cimento Sanayi VE Ticaret AS	8,065	9
	Konya Cimento Sanayii AS	267	8

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Albaraka Turk Katilim Bankasi AS	32,421	8
*	Turk Traktor ve Ziraat Makineleri AS	1,534	7
	Dogus Otomotiv Servis ve Ticaret AS	7,386	6
*	Vakif Gayrimenkul Yatirim Ortakligi AS	11,180	3
*,§	Asya Katilim Bankasi AS	147,465	—
			12,624
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	922,410	4,017
	Emirates Telecommunications Group Co. PJSC	557,470	2,535
	Abu Dhabi Commercial Bank PJSC	871,497	2,344
	Emaar Properties PJSC	1,149,487	1,506
	DP World plc	51,276	1,025
	Dubai Islamic Bank PJSC	569,309	801
	Aldar Properties PJSC	1,217,482	590
*	Air Arabia PJSC	1,141,461	317
	Dana Gas PJSC	1,186,473	309
	Emaar Development PJSC	270,876	289
	Emaar Malls PJSC	526,538	250
	Abu Dhabi Islamic Bank PJSC	190,163	248
	Abu Dhabi National Oil Co. for Distribution PJSC	345,208	244
	Dubai Investments PJSC	659,013	244
	Orascom Construction plc (DIFX)	29,541	176
	DAMAC Properties Dubai Co. PJSC	473,801	160
	Amanat Holdings PJSC	389,761	110
*	Eshraq Properties Co. PJSC	874,633	110
*	Dubai Financial Market PJSC	426,230	90
*	RAK Properties PJSC	603,454	78
*	Arabtec Holding PJSC	130,446	74
*	DXB Entertainments PJSC	666,893	42
*	Deyaar Development PJSC	361,379	35
*	Union Properties PJSC	154,253	16
*,§	Drake & Scull International PJSC	114,862	12
			15,622
United Kingdom (5.3%)
	HSBC Holdings plc	6,699,247	58,370
	BP plc	6,584,616	47,881
	Royal Dutch Shell plc Class A	1,464,056	46,647
	Royal Dutch Shell plc Class B	1,293,662	41,751
	GlaxoSmithKline plc	1,609,035	33,055
	Diageo plc	783,795	33,043
	AstraZeneca plc	434,481	32,369
	British American Tobacco plc	642,761	25,163
	Unilever plc	364,893	22,118
	Rio Tinto plc	365,292	21,311
	Prudential plc	844,074	19,179
	Lloyds Banking Group plc	23,191,507	18,967
	Reckitt Benckiser Group plc	206,292	16,690
	Vodafone Group plc	8,820,376	16,361
	BHP Group plc	686,732	16,210
	Glencore plc	3,691,921	14,648
	RELX plc	630,569	14,488
	National Grid plc	1,112,672	12,190
	Barclays plc	5,645,262	12,115
	Compass Group plc	518,481	11,797
	Tesco plc	3,092,922	10,091
	Imperial Brands plc	304,828	9,699
	CRH plc	272,963	9,164
	Experian plc	288,629	8,402
	Anglo American plc	315,295	8,182
	BT Group plc	2,728,351	8,141
	Standard Chartered plc	849,140	7,764
	Aviva plc	1,278,308	7,179
	Legal & General Group plc	1,954,617	7,108
	Rolls-Royce Holdings plc	532,458	6,376

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	BAE Systems plc	984,217	6,326
	London Stock Exchange Group plc	96,042	6,297
	Smith & Nephew plc	287,480	5,558
	Ferguson plc	68,917	4,905
	SSE plc	321,853	4,816
	3i Group plc	340,502	4,764
	WPP plc	381,223	4,757
	Ashtead Group plc	167,023	4,638
	Royal Bank of Scotland Group plc	1,475,640	4,621
	Informa plc	447,701	4,552
	British American Tobacco plc ADR	114,073	4,472
	Melrose Industries plc	1,673,490	4,428
	InterContinental Hotels Group plc	66,149	4,284
*	Worldpay Inc. Class A (XLON)	35,808	4,179
	Intertek Group plc	57,289	4,007
	Associated British Foods plc	117,042	3,909
	Burberry Group plc	142,323	3,751
	Next plc	45,774	3,446
	Sage Group plc	350,049	3,318
	Standard Life Aberdeen plc	895,593	3,263
	Persimmon plc	109,477	3,198
	Segro plc	360,196	3,192
	Whitbread plc	53,918	3,139
	Rentokil Initial plc	608,107	3,099
	Halma plc	131,097	3,085
	DCC plc	33,999	3,043
	Johnson Matthey plc	67,203	2,932
	Carnival plc	55,104	2,921
	Land Securities Group plc	237,853	2,867
	Croda International plc (XLON)	41,154	2,788
	Pearson plc	255,821	2,771
	Barratt Developments plc	349,766	2,752
*	Ocado Group plc	154,245	2,746
	Mondi plc	123,635	2,717
	Spirax-Sarco Engineering plc	25,037	2,699
	Taylor Wimpey plc	1,136,162	2,694
	Smiths Group plc	135,222	2,692
	Bunzl plc	88,779	2,678
	Centrica plc	1,919,659	2,669
	St. James’s Place plc	180,551	2,650
	Kingfisher plc	762,975	2,631
	Hargreaves Lansdown plc	87,356	2,580
	British Land Co. plc	329,545	2,557
	Smurfit Kappa Group plc	83,802	2,458
	United Utilities Group plc	225,385	2,445
	RSA Insurance Group plc	337,630	2,393
	Coca-Cola HBC AG	66,475	2,381
	ITV plc	1,305,323	2,331
	Paddy Power Betfair plc	26,988	2,284
2	Auto Trader Group plc	307,149	2,271
	International Consolidated Airlines Group SA (London Shares)	312,304	2,207
	Severn Trent plc	79,845	2,125
	Berkeley Group Holdings plc	42,554	2,088
	Hiscox Ltd.	93,838	2,052
	Marks & Spencer Group plc	542,342	2,023
	Rightmove plc	284,830	2,014
	DS Smith plc	430,927	2,013
	Wm Morrison Supermarkets plc	710,156	2,002
	Direct Line Insurance Group plc	449,769	1,935
	Meggitt plc	271,245	1,930
	Admiral Group plc	65,857	1,897
	Bellway plc	46,576	1,891
	Weir Group plc	85,992	1,869
*	Just Eat plc	202,734	1,853

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Micro Focus International plc (XLON)	67,913	1,722
	Phoenix Group Holdings plc	177,067	1,674
	Travis Perkins plc	90,912	1,659
	GVC Holdings plc	185,229	1,581
	J Sainsbury plc	539,197	1,566
	Tate & Lyle plc	152,879	1,532
	B&M European Value Retail SA	292,163	1,506
	G4S plc	509,727	1,441
	BBA Aviation plc	400,320	1,423
	Schroders plc	34,265	1,418
	Beazley plc	187,574	1,413
	RPC Group plc	136,202	1,404
	Pennon Group plc	143,496	1,402
	TUI AG (XLON)	125,683	1,400
2	Quilter plc	724,442	1,397
	IMI plc	101,242	1,390
*	BTG plc	127,494	1,390
	Intermediate Capital Group plc	88,819	1,373
	Evraz plc	166,822	1,370
	Derwent London plc	33,039	1,367
	John Wood Group plc	219,867	1,348
	Tullow Oil plc	459,716	1,348
	Spectris plc	37,421	1,345
	SSP Group plc	146,995	1,336
	Cineworld Group plc	321,698	1,335
*	Cobham plc	883,672	1,332
	Rotork plc	322,771	1,316
	Antofagasta plc	108,377	1,288
	Micro Focus International plc ADR (XNYS)	51,019	1,280
	Investec plc	199,812	1,268
	Electrocomponents plc	149,303	1,259
	easyJet plc	81,356	1,233
	HomeServe plc	85,769	1,216
	Howden Joinery Group plc	182,708	1,213
	Inmarsat plc	165,568	1,180
	Hikma Pharmaceuticals plc	50,363	1,162
	Dechra Pharmaceuticals plc	33,301	1,157
	NMC Health plc	31,030	1,146
	Inchcape plc	136,312	1,094
	Tritax Big Box REIT plc	553,321	1,073
	CYBG plc	402,359	1,068
2	Merlin Entertainments plc	223,162	1,067
2	John Laing Group plc	211,890	1,064
	Hammerson plc	245,007	1,031
	Britvic plc	86,231	1,029
	UNITE Group plc	82,326	1,012
	Royal Mail plc	305,430	1,008
	AVEVA Group plc	23,044	1,007
	Close Brothers Group plc	48,881	991
	Man Group plc	483,052	990
	Polymetal International plc	93,352	984
	JD Sports Fashion plc	113,569	934
	Genus plc	29,375	925
	IWG plc	206,593	917
	Balfour Beatty plc	277,520	911
*	Capita plc	541,902	903
	WH Smith plc	33,293	891
	Great Portland Estates plc	90,222	889
2	ConvaTec Group plc	486,309	881
	Greene King plc	104,512	875
	IG Group Holdings plc	130,596	869
	Victrex plc	26,511	843
	Aggreko plc	74,935	835
	Grafton Group plc	70,558	813

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hays plc	409,542	812
	Rhi Magnesita NV	12,322	799
	Shaftesbury plc	70,788	793
	Cranswick plc	20,952	793
	Vesuvius plc	97,860	790
	National Express Group plc	143,158	768
	Greggs plc	32,468	762
	QinetiQ Group plc	192,638	759
	Moneysupermarket.com Group plc	159,747	759
	TP ICAP plc	204,075	749
	Bodycote plc	65,682	736
	Pagegroup plc	103,701	729
	Ascential plc	156,559	729
	Capital & Counties Properties plc	228,253	722
	Big Yellow Group plc	52,830	718
	Entertainment One Ltd.	114,943	716
	Ashmore Group plc	117,860	707
	Diploma plc	33,683	704
	UDG Healthcare plc	81,522	700
	Safestore Holdings plc	83,119	699
	Bovis Homes Group plc	46,255	671
	Games Workshop Group plc	12,321	669
*	Serco Group plc	399,905	650
	Primary Health Properties plc	378,734	650
	BCA Marketplace plc	236,595	637
	Lancashire Holdings Ltd.	70,631	635
	Jupiter Fund Management plc	129,109	634
	Renishaw plc	10,638	628
	Playtech plc	109,303	625
2	Countryside Properties plc	139,852	619
	Assura plc	791,591	616
	Grainger plc	186,961	615
	KAZ Minerals plc	72,293	613
	Redrow plc	76,132	613
	Drax Group plc	136,579	608
*	Firstgroup plc	412,086	595
	Brewin Dolphin Holdings plc	137,346	588
	Dixons Carphone plc	309,638	587
	AG Barr plc	51,519	572
	Fresnillo plc	58,206	570
*	Provident Financial plc	81,356	565
	Mediclinic International plc	125,420	562
	William Hill plc	264,272	555
	Rathbone Brothers plc	16,596	546
	Babcock International Group plc	78,314	538
	Workspace Group plc	41,522	536
*,2	Avast plc	133,995	530
	Paragon Banking Group plc	88,196	528
	Petrofac Ltd.	91,059	526
	Sanne Group plc	63,239	517
	Softcat plc	43,471	515
	Essentra plc	92,683	511
	Synthomer plc	92,013	504
	Marshalls plc	59,852	504
*,2	Wizz Air Holdings plc	11,267	500
	Savills plc	42,139	497
	LondonMetric Property plc	188,148	497
	Domino’s Pizza Group plc	139,808	489
2	Sophos Group plc	103,846	485
	Elementis plc	228,015	485
	Coats Group plc	430,209	485
2	Ibstock plc	141,222	481
	Greencore Group plc	159,079	477
	OneSavings Bank plc	80,438	457

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ultra Electronics Holdings plc	21,821	454
	Senior plc	148,334	449
*	Cairn Energy plc	198,661	443
	SIG plc	220,272	436
	Hill & Smith Holdings plc	26,108	434
	Centamin plc	374,696	434
	Go-Ahead Group plc	16,971	430
*	Daily Mail & General Trust plc	46,995	403
	Crest Nicholson Holdings plc	74,364	374
	J D Wetherspoon plc	20,870	373
	Dunelm Group plc	33,308	372
*,^	Sirius Minerals plc	1,601,334	365
	Hansteen Holdings plc	288,177	353
*	EI Group plc	127,165	353
	Polypipe Group plc	60,737	348
	Pets at Home Group plc	172,559	342
	Marston’s plc	256,497	340
	TalkTalk Telecom Group plc	207,546	336
	Hunting plc	43,378	333
	Telecom Plus plc	18,074	333
	Restaurant Group plc	175,938	331
	Intu Properties plc	268,035	330
	Morgan Advanced Materials plc	90,162	328
	Computacenter plc	20,756	327
	UK Commercial Property REIT Ltd.	280,203	323
	Northgate plc	65,254	313
	IntegraFin Holdings plc	60,208	310
*	Premier Oil plc	237,527	308
	Bank of Georgia Group plc	13,513	303
	Chesnara plc	62,121	297
	Picton Property Income Ltd.	239,762	294
	Saga plc	378,835	291
	NewRiver REIT plc	96,297	289
*,^	Metro Bank plc	28,900	283
	Euromoney Institutional Investor plc	17,479	280
2	Hastings Group Holdings plc	111,051	277
	Daejan Holdings plc	3,636	275
2	Equiniti Group plc	97,712	274
2	McCarthy & Stone plc	157,594	263
	St. Modwen Properties plc	48,958	263
	Plus500 Ltd.	37,933	261
	Just Group plc	292,671	261
	Stagecoach Group plc	150,857	259
	Card Factory plc	95,290	255
	Kier Group plc	48,999	240
	Keller Group plc	25,893	238
	F&C Commercial Property Trust Ltd.	145,117	233
	NCC Group plc	101,450	231
	Galliford Try plc	31,872	226
	Ferrexpo plc	82,626	224
	TBC Bank Group plc	10,275	218
	Devro plc	83,283	216
*	Sports Direct International plc	54,487	212
	ITE Group plc	221,320	210
2	Charter Court Financial Services Group plc	44,540	206
	AA plc	208,955	202
	Helical plc	43,735	197
*	Vectura Group plc	199,977	190
	Halfords Group plc	61,629	188
	Chemring Group plc	93,517	188
	KCOM Group plc	145,954	186
	De La Rue plc	32,227	186
	International Personal Finance plc	76,661	183
	RPS Group plc	70,942	180

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Georgia Capital plc	13,513	178
	Schroder REIT Ltd.	234,122	174
	Mitie Group plc	98,196	168
	Redefine International plc/Isle of Man	100,441	165
*	Bank of Cyprus Holdings plc	102,881	162
	Gocompare.Com Group plc	140,473	161
	Ted Baker plc	7,651	161
*	Mitchells & Butlers plc	47,962	160
	Stobart Group Ltd.	81,472	158
*	Thomas Cook Group plc	453,002	158
^,2	Amigo Holdings plc	48,385	157
	Hochschild Mining plc	64,093	156
2	Spire Healthcare Group plc	87,431	153
*,^	AO World plc	101,244	143
	Superdry plc	20,701	140
*,^,2	Funding Circle Holdings plc	42,016	139
	Lookers plc	116,883	138
	888 Holdings plc	70,142	132
*	Ophir Energy plc	175,526	130
	Dignity plc	13,885	129
*	Indivior plc	233,216	116
*	Premier Foods plc	239,782	111
	PZ Cussons plc	39,815	107
	Soco International plc	99,429	98
*	Acacia Mining plc	43,908	84
2	Bakkavor Group plc	46,001	78
	Renewi plc	179,451	78
	Rank Group plc	34,276	72
*	Petra Diamonds Ltd.	224,917	60
	N Brown Group plc	41,889	59
*,2	Alfa Financial Software Holdings plc	25,977	47
2	CMC Markets plc	28,615	29
*,^,§	Afren plc	141,140	—
*,§	Carillion plc	88,745	—
			935,890
United States (54.7%)
Basic Materials (1.3%)
	Linde plc	182,889	32,968
	DowDuPont Inc.	757,256	29,116
	Ecolab Inc.	84,695	15,591
	Air Products & Chemicals Inc.	71,620	14,739
*	Dow Inc.	253,289	14,369
	PPG Industries Inc.	79,520	9,344
	LyondellBasell Industries NV Class A	101,958	8,996
	International Paper Co.	132,169	6,187
	Freeport-McMoRan Inc.	465,060	5,725
	Nucor Corp.	100,061	5,710
	Newmont Goldcorp Corp. (XNYS)	176,843	5,493
	Celanese Corp. Class A	41,353	4,462
^	International Flavors & Fragrances Inc.	32,236	4,442
	Eastman Chemical Co.	51,484	4,061
	FMC Corp.	48,496	3,834
	CF Industries Holdings Inc.	78,655	3,522
	Avery Dennison Corp.	29,130	3,223
*	Newmont Goldcorp Corp. (XTSE)	98,329	3,039
	Mosaic Co.	110,934	2,896
	RPM International Inc.	44,600	2,705
	Albemarle Corp.	35,559	2,669
	Steel Dynamics Inc.	74,700	2,366
	Chemours Co.	56,664	2,040
	Royal Gold Inc.	23,000	2,002
	Reliance Steel & Aluminum Co.	21,700	1,995
	Versum Materials Inc.	36,064	1,882
*	Axalta Coating Systems Ltd.	65,503	1,767

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Alcoa Corp.	64,964	1,733
	Ashland Global Holdings Inc.	20,215	1,628
	Huntsman Corp.	72,900	1,621
*	Ingevity Corp.	13,839	1,592
	WR Grace & Co.	20,900	1,580
	Olin Corp.	55,710	1,208
	Scotts Miracle-Gro Co.	13,291	1,130
	Balchem Corp.	10,500	1,066
	Quaker Chemical Corp.	4,600	1,030
	Domtar Corp.	21,000	1,027
	Sensient Technologies Corp.	14,200	996
	Cleveland-Cliffs Inc.	98,000	979
	United States Steel Corp.	61,895	966
	NewMarket Corp.	2,300	965
	Southern Copper Corp.	24,901	957
*	Univar Inc.	42,522	949
	Carpenter Technology Corp.	17,900	889
	Cabot Corp.	18,800	853
	Minerals Technologies Inc.	12,500	785
	HB Fuller Co.	15,900	779
	Westlake Chemical Corp.	10,900	760
*	Element Solutions Inc.	69,587	756
	PolyOne Corp.	27,000	746
*	GCP Applied Technologies Inc.	25,600	737
	Peabody Energy Corp.	25,300	728
	Kaiser Aluminum Corp.	6,700	659
	Commercial Metals Co.	37,500	648
	Stepan Co.	6,971	645
	Innospec Inc.	7,600	645
	Compass Minerals International Inc.	11,000	631
	Worthington Industries Inc.	15,500	622
	Trinseo SA	13,218	594
	Arch Coal Inc. Class A	5,700	553
*	Ferro Corp.	26,100	466
*	CONSOL Energy Inc.	12,834	435
	Schweitzer-Mauduit International Inc.	12,200	434
	Materion Corp.	7,432	431
	Neenah Inc.	5,900	400
*	Constellium NV Class A	42,700	399
	US Silica Holdings Inc.	25,078	397
	Tronox Holdings plc Class A	27,400	387
	Hecla Mining Co.	181,912	382
*	AdvanSix Inc.	11,499	348
*	Kraton Corp.	9,200	302
	Innophos Holdings Inc.	8,546	275
*	Coeur Mining Inc.	70,200	253
	Rayonier Advanced Materials Inc.	15,900	236
*	AK Steel Holding Corp.	91,692	222
	Orion Engineered Carbons SA	9,500	193
	Schnitzer Steel Industries Inc.	8,000	190
	Tredegar Corp.	8,100	146
	Nexa Resources SA	11,400	135
*	Century Aluminum Co.	14,500	122
*,§	Ferroglobe R&W Trust	10,400	—
			232,753
Consumer Goods (4.3%)
	Procter & Gamble Co.	829,417	88,316
	Coca-Cola Co.	1,273,392	62,473
	PepsiCo Inc.	471,686	60,399
	Philip Morris International Inc.	516,695	44,725
	NIKE Inc. Class B	410,809	36,081
	Altria Group Inc.	629,796	34,217
	Mondelez International Inc. Class A	474,188	24,112
	Colgate-Palmolive Co.	282,549	20,567

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	General Motors Co.	430,143	16,754
	Kimberly-Clark Corp.	114,561	14,707
	Ford Motor Co.	1,275,842	13,333
	Estee Lauder Cos. Inc. Class A	70,690	12,145
	Activision Blizzard Inc.	248,154	11,963
*,^	Tesla Inc.	45,445	10,847
	Constellation Brands Inc. Class A	50,934	10,781
	General Mills Inc.	196,302	10,104
	VF Corp.	104,264	9,844
*	Electronic Arts Inc.	97,677	9,245
	Archer-Daniels-Midland Co.	182,008	8,118
*	Monster Beverage Corp.	129,406	7,713
	Aptiv plc	83,838	7,185
	Tyson Foods Inc. Class A	94,832	7,113
	Clorox Co.	43,462	6,942
	Kraft Heinz Co.	198,153	6,587
	McCormick & Co. Inc.	41,514	6,392
	Church & Dwight Co. Inc.	81,200	6,086
	Hershey Co.	46,094	5,755
*	Lululemon Athletica Inc.	30,461	5,372
	Brown-Forman Corp. Class B	94,968	5,061
	Kellogg Co.	81,358	4,906
	Conagra Brands Inc.	157,784	4,857
	DR Horton Inc.	108,911	4,826
	Genuine Parts Co.	45,795	4,696
	Lennar Corp. Class A	85,965	4,473
	JM Smucker Co.	35,759	4,385
	Hasbro Inc.	39,385	4,012
	Molson Coors Brewing Co. Class B	58,687	3,767
*	Elanco Animal Health Inc.	111,294	3,506
*	Take-Two Interactive Software Inc.	36,050	3,491
*	NVR Inc.	1,093	3,446
	Hormel Foods Corp.	84,875	3,390
	PVH Corp.	25,686	3,313
	Tapestry Inc.	101,630	3,280
	Garmin Ltd.	38,236	3,278
	Lear Corp.	22,151	3,168
	Lamb Weston Holdings Inc.	45,011	3,153
*	LKQ Corp.	104,048	3,132
	Coca-Cola European Partners plc	58,440	3,132
*	Wayfair Inc.	19,000	3,081
*	Mohawk Industries Inc.	21,378	2,913
	BorgWarner Inc.	68,223	2,850
	Whirlpool Corp.	20,508	2,847
	PulteGroup Inc.	88,396	2,781
*	US Foods Holding Corp.	74,022	2,705
	Bunge Ltd.	48,456	2,540
	Fortune Brands Home & Security Inc.	47,250	2,494
*	Post Holdings Inc.	21,972	2,478
^	Campbell Soup Co.	61,163	2,366
*	Middleby Corp.	17,900	2,365
	Ralph Lauren Corp. Class A	17,959	2,363
*	WABCO Holdings Inc.	17,600	2,331
	Pool Corp.	12,600	2,315
	Autoliv Inc.	28,703	2,253
	Hanesbrands Inc.	123,100	2,224
	Ingredion Inc.	23,300	2,208
	Gentex Corp.	93,278	2,148
*	Capri Holdings Ltd.	48,300	2,129
	Newell Brands Inc.	143,182	2,059
	Harley-Davidson Inc.	52,608	1,959
*	Herbalife Nutrition Ltd.	36,262	1,916
	Polaris Industries Inc.	19,300	1,860
	Toll Brothers Inc.	47,572	1,812

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Leggett & Platt Inc.	43,912	1,728
^	Coty Inc. Class A	157,627	1,705
	Keurig Dr Pepper Inc.	57,784	1,680
	Carter’s Inc.	15,400	1,631
	Goodyear Tire & Rubber Co.	80,309	1,543
*	Under Armour Inc. Class C	74,005	1,533
*	Deckers Outdoor Corp.	9,500	1,503
*	Zynga Inc. Class A	257,351	1,457
	Brunswick Corp.	28,200	1,444
*,^	Mattel Inc.	116,061	1,415
*	Nomad Foods Ltd.	63,212	1,315
*	Darling Ingredients Inc.	59,400	1,295
*	Under Armour Inc. Class A	55,100	1,272
	Flowers Foods Inc.	57,982	1,260
*	Helen of Troy Ltd.	8,500	1,224
*	TreeHouse Foods Inc.	17,331	1,161
	Thor Industries Inc.	17,500	1,153
	Valvoline Inc.	61,500	1,138
	Wolverine World Wide Inc.	28,600	1,053
	Nu Skin Enterprises Inc. Class A	19,800	1,007
	Sanderson Farms Inc.	6,600	1,001
*	Tempur Sealy International Inc.	16,211	995
	Columbia Sportswear Co.	9,900	990
*	Skechers U.S.A. Inc. Class A	30,973	981
	Steven Madden Ltd.	26,925	979
*	Fox Factory Holding Corp.	12,300	954
	Energizer Holdings Inc.	19,360	927
*,^	iRobot Corp.	8,800	911
	Lancaster Colony Corp.	5,900	877
*	Boston Beer Co. Inc. Class A	2,800	868
	Dana Inc.	44,500	868
	Spectrum Brands Holdings Inc.	13,157	810
	WD-40 Co.	4,400	740
	J&J Snack Foods Corp.	4,700	739
*	Dorman Products Inc.	8,400	736
*	Welbilt Inc.	43,500	732
*	Edgewell Personal Care Co.	17,560	724
	Adient plc	31,060	717
*	Taylor Morrison Home Corp. Class A	36,536	707
	Herman Miller Inc.	18,074	702
	KB Home	26,600	689
*	Meritor Inc.	27,800	674
*	Crocs Inc.	23,700	660
	LCI Industries	7,500	659
*	Meritage Homes Corp.	12,700	650
	Delphi Technologies plc	29,177	646
*	Visteon Corp.	9,500	627
*,^	Veoneer Inc.	28,418	627
	HNI Corp.	16,400	602
*	G-III Apparel Group Ltd.	13,100	565
*	Hain Celestial Group Inc.	25,800	563
*	TRI Pointe Group Inc.	43,000	561
	Medifast Inc.	3,600	528
	Steelcase Inc. Class A	30,400	526
	La-Z-Boy Inc.	16,000	525
	B&G Foods Inc.	20,100	523
	Coca-Cola Consolidated Inc.	1,600	520
	Cooper Tire & Rubber Co.	17,400	520
*	American Axle & Manufacturing Holdings Inc.	34,943	515
*,^	LGI Homes Inc.	7,300	506
*	Gentherm Inc.	11,700	496
	Callaway Golf Co.	28,097	493
	MDC Holdings Inc.	15,385	470
	Calavo Growers Inc.	4,900	469

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Avon Products Inc.	145,225	462
*	Garrett Motion Inc.	23,197	436
*	Pilgrim’s Pride Corp.	16,000	431
	Tupperware Brands Corp.	17,500	416
*	Hostess Brands Inc. Class A	31,000	415
	Cal-Maine Foods Inc.	10,100	415
	Winnebago Industries Inc.	11,700	414
*	Fitbit Inc. Class A	77,300	408
	Oxford Industries Inc.	4,900	407
	Inter Parfums Inc.	5,600	406
	Knoll Inc.	18,400	402
	Universal Corp.	7,374	397
	Tootsie Roll Industries Inc.	10,193	396
*	American Woodmark Corp.	4,267	384
*	Sleep Number Corp.	10,900	379
*	Cavco Industries Inc.	3,000	374
	ACCO Brands Corp.	39,442	360
*	USANA Health Sciences Inc.	4,100	342
	Tenneco Inc. Class A	15,500	340
	Interface Inc. Class A	20,700	332
	Fresh Del Monte Produce Inc.	10,395	307
*	Central Garden & Pet Co. Class A	12,500	306
	Vector Group Ltd.	31,901	304
	Andersons Inc.	9,050	296
	Sturm Ruger & Co. Inc.	5,200	291
*	Cooper-Standard Holdings Inc.	5,600	284
	Acushnet Holdings Corp.	10,700	270
	National Presto Industries Inc.	2,400	256
*	Modine Manufacturing Co.	17,100	253
*	GoPro Inc. Class A	41,603	246
	National Beverage Corp.	3,800	213
*	Adecoagro SA	30,400	207
*	Vista Outdoor Inc.	20,262	175
*	American Outdoor Brands Corp.	17,300	170
	Ethan Allen Interiors Inc.	6,700	148
*	Changyou.com Ltd. ADR	4,100	80
			761,956
Consumer Services (7.4%)
*	Amazon.com Inc.	136,444	262,862
	Walt Disney Co.	579,425	79,364
	Home Depot Inc.	376,158	76,623
	Comcast Corp. Class A	1,493,781	65,024
*	Netflix Inc.	138,030	51,146
	McDonald’s Corp.	258,830	51,137
	Walmart Inc.	467,568	48,085
	Costco Wholesale Corp.	145,196	35,650
	Starbucks Corp.	402,597	31,274
	Lowe’s Cos. Inc.	265,711	30,063
*	Booking Holdings Inc.	15,306	28,392
	CVS Health Corp.	428,026	23,276
	TJX Cos. Inc.	406,500	22,309
*	Charter Communications Inc. Class A	56,036	20,800
	Walgreens Boots Alliance Inc.	270,097	14,469
	Target Corp.	173,043	13,397
	Marriott International Inc. Class A	93,836	12,801
	Ross Stores Inc.	119,637	11,684
	Dollar General Corp.	86,251	10,875
	Sysco Corp.	154,518	10,873
	eBay Inc.	280,342	10,863
	Yum! Brands Inc.	102,753	10,726
*	O’Reilly Automotive Inc.	25,416	9,622
*	Dollar Tree Inc.	76,803	8,547
*	AutoZone Inc.	8,166	8,397
	Las Vegas Sands Corp.	116,904	7,838

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hilton Worldwide Holdings Inc.	88,272	7,679
	McKesson Corp.	62,281	7,427
	Carnival Corp.	132,056	7,245
	Kroger Co.	259,217	6,683
	Royal Caribbean Cruises Ltd.	54,352	6,573
*	MercadoLibre Inc.	13,439	6,506
*	Ulta Beauty Inc.	18,465	6,444
	Omnicom Group Inc.	72,953	5,838
*	Chipotle Mexican Grill Inc. Class A	8,150	5,608
	Best Buy Co. Inc.	73,134	5,442
	CBS Corp. Class B	103,724	5,318
	Yum China Holdings Inc.	109,697	5,215
*	Liberty Global plc	188,820	4,938
	Expedia Group Inc.	37,737	4,900
	Wynn Resorts Ltd.	32,896	4,752
*	Copart Inc.	69,100	4,652
	Darden Restaurants Inc.	38,470	4,524
*	CarMax Inc.	57,537	4,480
	Tiffany & Co.	41,321	4,455
*	Fox Corp. Class A	110,110	4,293
*	Norwegian Cruise Line Holdings Ltd.	74,288	4,189
	MGM Resorts International	152,962	4,073
	Domino’s Pizza Inc.	14,100	3,815
	Tractor Supply Co.	36,428	3,770
	Kohl’s Corp.	52,822	3,756
	Advance Auto Parts Inc.	22,472	3,738
	AmerisourceBergen Corp. Class A	49,836	3,726
	FactSet Research Systems Inc.	13,100	3,614
*	Burlington Stores Inc.	20,934	3,536
	Sirius XM Holdings Inc.	577,363	3,354
*	Liberty Broadband Corp.	33,944	3,351
	Viacom Inc. Class B	115,414	3,337
	Delta Air Lines Inc.	56,365	3,286
*	Discovery Communications Inc.	112,507	3,236
	Vail Resorts Inc.	13,789	3,156
	Nielsen Holdings plc	120,222	3,069
*	Henry Schein Inc.	46,906	3,005
	Interpublic Group of Cos. Inc.	129,007	2,967
*	Live Nation Entertainment Inc.	45,200	2,953
*	Five Below Inc.	18,400	2,694
	Aramark	85,488	2,657
*	Etsy Inc.	39,300	2,654
	Altice USA Inc. Class A	110,357	2,600
*	DISH Network Corp. Class A	73,460	2,580
	KAR Auction Services Inc.	45,104	2,547
*	Liberty Media Corp-Liberty Formula One	65,579	2,545
	Service Corp. International/US	60,900	2,534
	Southwest Airlines Co.	46,136	2,502
	Macy’s Inc.	105,448	2,482
*	Trade Desk Inc. Class A	11,100	2,458
*	Fox Corp. Class B	62,601	2,410
*	Qurate Retail Group Inc. QVC Group Class A	139,723	2,382
*	Planet Fitness Inc. Class A	30,500	2,309
	Foot Locker Inc.	39,833	2,279
*	Bright Horizons Family Solutions Inc.	17,737	2,273
*	ServiceMaster Global Holdings Inc.	46,098	2,260
*	Liberty Media Corp-Liberty SiriusXM Class C	52,641	2,114
*	GrubHub Inc.	30,876	2,062
	Dunkin’ Brands Group Inc.	27,218	2,031
*	United Continental Holdings Inc.	22,800	2,026
	L Brands Inc.	78,807	2,021
	Sabre Corp.	92,788	1,926
	Gap Inc.	73,809	1,925
*	TripAdvisor Inc.	36,068	1,920

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	H&R Block Inc.	69,542	1,892
*	Caesars Entertainment Corp.	199,917	1,871
*	Madison Square Garden Co. Class A	5,933	1,854
*	Grand Canyon Education Inc.	15,800	1,831
	Rollins Inc.	46,875	1,813
	Wyndham Hotels & Resorts Inc.	32,398	1,805
*,^	Discovery Communications Inc. Class A	56,641	1,750
	Nexstar Media Group Inc. Class A	14,786	1,731
	Nordstrom Inc.	41,235	1,691
	Casey’s General Stores Inc.	12,400	1,641
*	Ollie’s Bargain Outlet Holdings Inc.	16,200	1,549
	Williams-Sonoma Inc.	26,700	1,526
	News Corp. Class A	122,470	1,521
	Cable One Inc.	1,392	1,476
	Cinemark Holdings Inc.	35,100	1,476
	New York Times Co. Class A	44,200	1,465
*	Liberty Global plc Class A	52,194	1,410
	Wyndham Destinations Inc.	32,098	1,398
*	Performance Food Group Co.	34,052	1,394
	Tribune Media Co. Class A	29,800	1,377
	Marriott Vacations Worldwide Corp.	13,000	1,373
	American Eagle Outfitters Inc.	57,343	1,364
	Six Flags Entertainment Corp.	25,100	1,333
*	Liberty Media Corp-Liberty SiriusXM Class A	33,233	1,327
*	LiveRamp Holdings Inc.	22,492	1,312
*	Chegg Inc.	36,600	1,305
	Texas Roadhouse Inc. Class A	23,600	1,275
	American Airlines Group Inc.	36,766	1,257
	Dolby Laboratories Inc. Class A	19,300	1,249
	World Wrestling Entertainment Inc. Class A	14,800	1,241
	Aaron’s Inc.	22,100	1,231
*	BJ’s Wholesale Club Holdings Inc.	43,364	1,229
*	Eldorado Resorts Inc.	23,932	1,182
*	Yelp Inc. Class A	29,377	1,177
	Wendy’s Co.	61,128	1,138
	TEGNA Inc.	69,477	1,106
	Churchill Downs Inc.	10,794	1,089
	Hyatt Hotels Corp. Class A	14,094	1,081
	Cracker Barrel Old Country Store Inc.	6,400	1,080
	Extended Stay America Inc.	58,959	1,056
	Sinclair Broadcast Group Inc. Class A	22,465	1,029
*	frontdoor Inc.	28,945	1,020
	Strategic Education Inc.	6,937	994
	Graham Holdings Co. Class B	1,336	993
*	Adtalem Global Education Inc.	20,036	988
*	Liberty Broadband Corp. Class A	9,951	979
*	Hilton Grand Vacations Inc.	30,460	976
*	Floor & Decor Holdings Inc. Class A	19,979	959
	Choice Hotels International Inc.	11,000	913
*	Roku Inc.	14,300	909
*	Sprouts Farmers Market Inc.	41,694	893
	Monro Inc.	10,600	889
	Dick’s Sporting Goods Inc.	23,500	870
	AMERCO	2,246	838
*	Liberty Expedia Holdings Inc. Class A	17,881	830
*	Penn National Gaming Inc.	38,207	828
*	Avis Budget Group Inc.	23,200	825
	Hillenbrand Inc.	19,000	817
	Lithia Motors Inc. Class A	7,100	806
	Morningstar Inc.	5,600	803
*	AMC Networks Inc. Class A	13,734	802
*	Murphy USA Inc.	9,130	780
	Boyd Gaming Corp.	27,100	780
*	Cargurus Inc.	18,800	766

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	43,100	763
	Cheesecake Factory Inc.	14,900	739
	Red Rock Resorts Inc. Class A	27,400	739
	Wingstop Inc.	9,700	730
	Meredith Corp.	12,200	720
*	AutoNation Inc.	17,066	716
	Bed Bath & Beyond Inc.	42,600	712
*	RH	6,500	694
*	Urban Outfitters Inc.	23,017	684
	Dave & Buster’s Entertainment Inc.	12,000	682
	John Wiley & Sons Inc. Class A	14,600	674
*	Liberty Latin America Ltd.	32,019	667
	Travelport Worldwide Ltd.	42,300	663
	Abercrombie & Fitch Co.	22,080	660
	Jack in the Box Inc.	8,400	648
*	Groupon Inc. Class A	169,900	598
	Bloomin’ Brands Inc.	28,935	578
	Alaska Air Group Inc.	9,300	576
	Big Lots Inc.	15,400	572
	Core-Mark Holding Co. Inc.	15,700	571
	Children’s Place Inc.	5,000	564
	Brinker International Inc.	12,700	543
*	Stamps.com Inc.	6,300	541
	Penske Automotive Group Inc.	11,200	514
*	Asbury Automotive Group Inc.	6,400	513
	News Corp. Class B	41,040	513
*	National Vision Holdings Inc.	18,805	508
*	Liberty Media Corp-Liberty Braves Class C	17,418	490
	Dine Brands Global Inc.	5,500	488
	International Game Technology plc	33,128	485
	PriceSmart Inc.	8,000	479
	Group 1 Automotive Inc.	6,100	478
*	Sotheby’s	11,300	477
	Designer Brands Inc.	21,420	477
*	Cars.com Inc.	22,892	476
	Matthews International Corp. Class A	11,719	469
*	Shake Shack Inc. Class A	7,600	466
*	Liberty Latin America Ltd. Class A	22,191	464
*	IMAX Corp.	18,800	458
*	SeaWorld Entertainment Inc.	17,000	453
*	Laureate Education Inc. Class A	28,500	449
	Signet Jewelers Ltd.	19,100	443
*	Shutterfly Inc.	10,100	443
	Viad Corp.	7,100	435
	Scholastic Corp.	10,900	435
*	Rent-A-Center Inc.	17,400	434
*	MSG Networks Inc.	18,400	424
^	Papa John’s International Inc.	8,200	420
*	JetBlue Airways Corp.	22,312	414
	Office Depot Inc.	171,467	412
*	Liberty TripAdvisor Holdings Inc. Class A	27,467	405
*	Simply Good Foods Co.	17,800	400
*	Scientific Games Corp.	17,181	397
	BJ’s Restaurants Inc.	7,600	379
	Caleres Inc.	14,400	378
*	Herc Holdings Inc.	7,460	359
*	MakeMyTrip Ltd.	14,200	358
	Lions Gate Entertainment Corp. Class B	26,185	356
*	Michaels Cos. Inc.	31,512	354
	Guess? Inc.	17,200	350
*	Liberty Media Corp-Liberty Formula One Class A	8,871	335
	Lions Gate Entertainment Corp. Class A	22,293	325
*	At Home Group Inc.	13,800	324
	Gannett Co. Inc.	34,388	321

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Hertz Global Holdings Inc.	17,581	320
	EW Scripps Co. Class A	14,000	319
	International Speedway Corp. Class A	7,200	318
	Dillard’s Inc. Class A	4,400	301
	Copa Holdings SA Class A	3,600	300
	GameStop Corp. Class A	34,016	294
*	Houghton Mifflin Harcourt Co.	41,000	292
*	Spirit Airlines Inc.	5,300	288
	SpartanNash Co.	17,500	283
*	Genesco Inc.	5,900	264
*	Weight Watchers International Inc.	12,604	257
*	TrueCar Inc.	35,300	227
*	United Natural Foods Inc.	15,833	205
	Buckle Inc.	10,800	200
	New Media Investment Group Inc.	18,369	196
*	Regis Corp.	10,300	193
	National CineMedia Inc.	24,757	173
	Weis Markets Inc.	3,900	164
^	Rite Aid Corp.	17,000	156
*	Liberty Media Corp-Liberty Braves Class A	5,408	153
	Allegiant Travel Co. Class A	1,000	147
	Chico’s FAS Inc.	38,400	134
	Tailored Brands Inc.	15,500	126
	Speedway Motorsports Inc.	6,597	121
	Hawaiian Holdings Inc.	3,900	110
*	Diplomat Pharmacy Inc.	15,336	86
			1,309,573
Financials (10.5%)
	JPMorgan Chase & Co.	1,100,490	127,712
*	Berkshire Hathaway Inc. Class B	480,371	104,101
	Visa Inc. Class A	587,393	96,585
	Bank of America Corp.	2,994,105	91,560
	Mastercard Inc. Class A	302,938	77,019
	Wells Fargo & Co.	1,374,549	66,542
	Citigroup Inc.	789,163	55,794
*	Berkshire Hathaway Inc. Class A	111	36,084
	American Tower Corp.	146,125	28,538
	US Bancorp	506,537	27,009
	American Express Co.	213,866	25,071
	Goldman Sachs Group Inc.	115,563	23,797
	Chubb Ltd.	154,227	22,394
	CME Group Inc.	118,511	21,202
	Morgan Stanley	432,724	20,879
	PNC Financial Services Group Inc.	151,355	20,725
	BlackRock Inc.	40,428	19,617
	S&P Global Inc.	82,079	18,112
	Charles Schwab Corp.	395,156	18,090
	Simon Property Group Inc.	101,867	17,694
	Crown Castle International Corp.	137,449	17,288
	Marsh & McLennan Cos. Inc.	170,074	16,036
	Prologis Inc.	206,438	15,828
	Intercontinental Exchange Inc.	188,441	15,330
	Progressive Corp.	191,326	14,952
	Bank of New York Mellon Corp.	296,914	14,745
	Aon plc	80,664	14,531
	Prudential Financial Inc.	135,426	14,316
	Capital One Financial Corp.	152,817	14,186
	American International Group Inc.	292,878	13,932
	BB&T Corp.	250,885	12,845
	MetLife Inc.	274,072	12,643
	Aflac Inc.	250,368	12,614
	Travelers Cos. Inc.	87,668	12,602
	Equinix Inc.	27,148	12,344
	Public Storage	50,455	11,160

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Allstate Corp.	111,614	11,056
	Moody’s Corp.	54,352	10,687
	AvalonBay Communities Inc.	48,297	9,704
	Equity Residential	125,868	9,619
	SunTrust Banks Inc.	145,013	9,495
	Welltower Inc.	127,233	9,483
	Discover Financial Services	105,142	8,568
	State Street Corp.	122,640	8,298
	T. Rowe Price Group Inc.	75,002	8,063
	Digital Realty Trust Inc.	68,495	8,063
	Synchrony Financial	230,959	8,007
*	SBA Communications Corp. Class A	37,978	7,737
	M&T Bank Corp.	44,742	7,609
	Ventas Inc.	121,834	7,445
*	IHS Markit Ltd.	128,446	7,355
	Boston Properties Inc.	52,969	7,290
	Realty Income Corp.	103,003	7,211
	Fifth Third Bancorp	237,730	6,851
	Northern Trust Corp.	67,833	6,685
	Weyerhaeuser Co.	243,456	6,525
	Ameriprise Financial Inc.	43,942	6,449
	Essex Property Trust Inc.	22,723	6,419
	Hartford Financial Services Group Inc.	115,864	6,061
	MSCI Inc. Class A	26,337	5,936
	First Republic Bank	55,443	5,856
	KeyCorp	327,217	5,743
	Citizens Financial Group Inc.	147,152	5,327
*	CBRE Group Inc. Class A	99,916	5,203
	Regions Financial Corp.	334,681	5,198
	Arthur J Gallagher & Co.	62,062	5,190
	Principal Financial Group Inc.	89,033	5,089
	Alexandria Real Estate Equities Inc.	35,413	5,042
	TD Ameritrade Holding Corp.	95,101	5,000
	Equifax Inc.	39,303	4,950
	Cincinnati Financial Corp.	50,139	4,822
	HCP Inc.	161,847	4,820
	Huntington Bancshares Inc.	338,779	4,716
*	Markel Corp.	4,374	4,687
	Annaly Capital Management Inc.	456,047	4,602
	Host Hotels & Resorts Inc.	238,974	4,598
*	SVB Financial Group	17,924	4,512
	Loews Corp.	87,373	4,481
	Lincoln National Corp.	66,604	4,444
	Raymond James Financial Inc.	46,691	4,275
	E*TRADE Financial Corp.	82,154	4,162
	Ally Financial Inc.	131,357	3,903
	Comerica Inc.	49,155	3,863
	Vornado Realty Trust	55,834	3,860
	Cboe Global Markets Inc.	37,738	3,835
	Extra Space Storage Inc.	36,276	3,761
*	Arch Capital Group Ltd.	110,732	3,741
	Nasdaq Inc.	39,100	3,605
	Duke Realty Corp.	114,852	3,574
	Fidelity National Financial Inc.	88,364	3,530
	WP Carey Inc.	44,455	3,526
	Franklin Resources Inc.	101,658	3,516
	MarketAxess Holdings Inc.	12,600	3,507
	Sun Communities Inc.	27,443	3,378
	Mid-America Apartment Communities Inc.	30,866	3,377
	UDR Inc.	74,991	3,371
	Regency Centers Corp.	47,983	3,223
	Everest Re Group Ltd.	13,446	3,167
	AGNC Investment Corp.	176,864	3,146
	Equity LifeStyle Properties Inc.	26,800	3,128

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Invesco Ltd.	141,789	3,115
	Reinsurance Group of America Inc. Class A	20,400	3,091
	Iron Mountain Inc.	95,048	3,087
*	Alleghany Corp.	4,647	3,053
	Federal Realty Investment Trust	22,350	2,992
	Zions Bancorp NA	59,896	2,955
	Torchmark Corp.	33,225	2,912
	Camden Property Trust	28,907	2,909
	Invitation Homes Inc.	116,962	2,908
	WR Berkley Corp.	45,564	2,793
	Voya Financial Inc.	49,881	2,738
	Western Union Co.	140,300	2,727
	VICI Properties Inc.	117,035	2,668
^	National Retail Properties Inc.	50,605	2,663
	Gaming and Leisure Properties Inc.	64,462	2,603
*	Black Knight Inc.	45,907	2,590
	VEREIT Inc.	312,778	2,584
	East West Bancorp Inc.	49,000	2,523
	Jones Lang LaSalle Inc.	15,900	2,458
	Unum Group	66,043	2,438
	Kilroy Realty Corp.	31,518	2,424
*	Athene Holding Ltd. Class A	53,221	2,403
	Healthcare Trust of America Inc. Class A	86,190	2,377
	New Residential Investment Corp.	140,064	2,354
	American Financial Group Inc.	22,700	2,350
^	Omega Healthcare Investors Inc.	66,059	2,338
	Liberty Property Trust	46,598	2,313
	Signature Bank	17,500	2,311
	Brown & Brown Inc.	72,556	2,304
	SL Green Realty Corp.	26,059	2,302
	Kimco Realty Corp.	132,326	2,301
	Apartment Investment & Management Co.	46,574	2,299
	People’s United Financial Inc.	132,284	2,287
	Lamar Advertising Co. Class A	27,627	2,284
	CubeSmart	71,100	2,269
	SEI Investments Co.	39,217	2,135
	Medical Properties Trust Inc.	122,221	2,134
	Old Republic International Corp.	94,267	2,108
	LPL Financial Holdings Inc.	28,400	2,104
	Synovus Financial Corp.	55,519	2,046
	Park Hotels & Resorts Inc.	63,324	2,031
	Douglas Emmett Inc.	49,000	2,018
	RenaissanceRe Holdings Ltd.	12,931	2,009
	STORE Capital Corp.	60,281	2,009
	First American Financial Corp.	35,200	2,008
	American Campus Communities Inc.	42,400	2,001
	CyrusOne Inc.	35,935	2,001
	Starwood Property Trust Inc.	85,605	1,973
	American Homes 4 Rent Class A	81,820	1,962
	Assurant Inc.	20,415	1,939
*	GCI Liberty Inc. Class A	32,383	1,931
	Jefferies Financial Group Inc.	93,220	1,918
	Commerce Bancshares Inc.	31,490	1,903
	Affiliated Managers Group Inc.	16,983	1,884
	Macerich Co.	46,646	1,872
	CIT Group Inc.	35,133	1,872
	Popular Inc.	31,898	1,841
	EPR Properties	23,300	1,837
*	Credit Acceptance Corp.	3,683	1,828
	AXA Equitable Holdings Inc.	80,441	1,825
	Janus Henderson Group plc	72,641	1,821
	Brixmor Property Group Inc.	101,157	1,809
	New York Community Bancorp Inc.	154,898	1,801
	Primerica Inc.	13,600	1,772

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	17,300	1,759
	Radian Group Inc.	72,100	1,689
*	Brighthouse Financial Inc.	40,381	1,688
	Americold Realty Trust	52,715	1,687
	Webster Financial Corp.	31,300	1,663
	Hudson Pacific Properties Inc.	47,415	1,653
*	MGIC Investment Corp.	112,900	1,653
	Hanover Insurance Group Inc.	13,600	1,640
	JBG SMITH Properties	38,050	1,619
	Assured Guaranty Ltd.	33,000	1,574
	Axis Capital Holdings Ltd.	27,162	1,544
	First Horizon National Corp.	102,258	1,543
	PacWest Bancorp	38,998	1,542
	Kemper Corp.	17,139	1,540
*	Western Alliance Bancorp	32,100	1,534
	Sterling Bancorp	70,312	1,506
	Prosperity Bancshares Inc.	20,400	1,502
	Pebblebrook Hotel Trust	45,563	1,484
	Eaton Vance Corp.	34,900	1,451
*	Essent Group Ltd.	30,100	1,428
	Lazard Ltd. Class A	36,000	1,400
	IBERIABANK Corp.	17,606	1,400
	SLM Corp.	137,578	1,398
	Rayonier Inc.	43,900	1,396
	Highwoods Properties Inc.	31,300	1,395
	FirstCash Inc.	14,196	1,387
	Pinnacle Financial Partners Inc.	23,861	1,386
	First Industrial Realty Trust Inc.	39,251	1,384
	Life Storage Inc.	14,307	1,363
	Selective Insurance Group Inc.	19,100	1,362
*	Howard Hughes Corp.	12,224	1,357
	Interactive Brokers Group Inc.	24,900	1,351
	First Financial Bankshares Inc.	21,900	1,347
	Bank OZK	40,637	1,327
	Stifel Financial Corp.	22,100	1,319
	Blackstone Mortgage Trust Inc. Class A	36,697	1,306
*,^	Zillow Group Inc.	38,813	1,296
	Wintrust Financial Corp.	17,000	1,295
	First Hawaiian Inc.	46,727	1,292
	Hospitality Properties Trust	49,568	1,289
	Cousins Properties Inc.	132,222	1,265
	CoreSite Realty Corp.	11,510	1,259
	Evercore Inc. Class A	12,700	1,237
	FNB Corp.	101,925	1,236
	EastGroup Properties Inc.	10,700	1,223
	Healthcare Realty Trust Inc.	39,100	1,207
	United Bankshares Inc.	30,481	1,196
	Associated Banc-Corp	52,563	1,193
	Equity Commonwealth	37,400	1,189
	Glacier Bancorp Inc.	27,800	1,184
	Navient Corp.	87,067	1,176
	Umpqua Holdings Corp.	67,633	1,174
	Sabra Health Care REIT Inc.	58,767	1,149
	Ryman Hospitality Properties Inc.	14,437	1,149
	BankUnited Inc.	31,001	1,134
	Outfront Media Inc.	47,515	1,132
	Hancock Whitney Corp.	25,800	1,128
	Apple Hospitality REIT Inc.	68,600	1,128
	First Citizens BancShares Inc. Class A	2,500	1,121
	Rexford Industrial Realty Inc.	29,400	1,114
	TCF Financial Corp.	50,188	1,111
	Spirit Realty Capital Inc.	27,239	1,102
	Sunstone Hotel Investors Inc.	75,889	1,093
	Physicians Realty Trust	60,384	1,091

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	78,608	1,089
*	Texas Capital Bancshares Inc.	16,800	1,087
	Bank of Hawaii Corp.	13,200	1,087
	Valley National Bancorp	103,684	1,087
	RLI Corp.	13,300	1,082
	Chimera Investment Corp.	56,020	1,074
	MFA Financial Inc.	142,389	1,069
	Weingarten Realty Investors	36,300	1,051
	Community Bank System Inc.	15,760	1,047
*,^	LendingTree Inc.	2,700	1,039
	UMB Financial Corp.	14,400	1,006
*	Green Dot Corp. Class A	15,726	1,003
	Home BancShares Inc.	51,587	990
	Federated Investors Inc. Class B	31,879	980
	RLJ Lodging Trust	53,065	977
	CenterState Bank Corp.	39,342	971
	PS Business Parks Inc.	6,300	968
	Chemical Financial Corp.	21,998	966
	National Health Investors Inc.	12,700	958
	Brookfield Property REIT Inc. Class A	45,569	949
	Fulton Financial Corp.	54,200	935
	Washington Federal Inc.	28,100	931
	BancorpSouth Bank	30,000	914
	Paramount Group Inc.	63,100	914
	Taubman Centers Inc.	18,513	913
	STAG Industrial Inc.	31,708	913
	Corporate Office Properties Trust	32,410	904
	Cathay General Bancorp	24,300	894
	Independent Bank Corp./Rockland	11,135	893
	BOK Financial Corp.	10,197	889
	White Mountains Insurance Group Ltd.	945	887
	Investors Bancorp Inc.	75,431	886
	American Equity Investment Life Holding Co.	29,884	879
	PotlatchDeltic Corp.	22,659	876
	Legg Mason Inc.	26,007	870
	South State Corp.	11,495	870
	OneMain Holdings Inc.	25,352	861
	Santander Consumer USA Holdings Inc.	40,200	858
	Brandywine Realty Trust	55,764	858
	Union Bankshares Corp.	23,394	854
	Retail Properties of America Inc.	69,300	852
	Kennedy-Wilson Holdings Inc.	39,353	848
	Columbia Banking System Inc.	22,537	846
	CNO Financial Group Inc.	50,800	841
	Columbia Property Trust Inc.	36,900	838
	Old National Bancorp	47,446	810
	Terreno Realty Corp.	18,100	808
	Piedmont Office Realty Trust Inc. Class A	38,700	806
	Argo Group International Holdings Ltd.	10,183	795
	GEO Group Inc.	39,698	795
	First BanCorp/Puerto Rico	70,000	791
	Acadia Realty Trust	27,900	788
	Colony Capital Inc.	151,386	778
	CoreCivic Inc.	36,607	762
	Xenia Hotels & Resorts Inc.	34,900	756
*	Enstar Group Ltd.	4,232	750
*	Zillow Group Inc. Class A	22,463	746
	Bank of NT Butterfield & Son Ltd.	18,600	744
	WSFS Financial Corp.	17,130	740
	First Financial Bancorp	29,462	739
	Horace Mann Educators Corp.	19,000	733
	Simmons First National Corp. Class A	28,452	722
	International Bancshares Corp.	17,400	722
	QTS Realty Trust Inc. Class A	15,800	717

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Senior Housing Properties Trust	89,203	716
	Agree Realty Corp.	10,900	714
	CVB Financial Corp.	32,700	710
	Apollo Commercial Real Estate Finance Inc.	37,500	703
	Invesco Mortgage Capital Inc.	42,900	700
	Washington REIT	24,600	695
	United Community Banks Inc.	24,700	694
	First Midwest Bancorp Inc.	32,200	691
	DiamondRock Hospitality Co.	62,900	683
	ProAssurance Corp.	18,116	680
	Trustmark Corp.	18,900	680
	First Merchants Corp.	18,337	672
	Capitol Federal Financial Inc.	48,600	671
	Empire State Realty Trust Inc.	42,811	662
	CareTrust REIT Inc.	27,100	657
	Mack-Cali Realty Corp.	28,000	652
	Westamerica Bancorporation	10,100	649
	WesBanco Inc.	16,031	646
	NBT Bancorp Inc.	16,943	644
	Great Western Bancorp Inc.	18,300	644
	Independent Bank Group Inc.	11,242	641
	Urban Edge Properties	34,474	640
	SITE Centers Corp.	47,750	632
	Towne Bank	23,900	623
*	Eagle Bancorp Inc.	11,100	613
	Provident Financial Services Inc.	23,100	613
	Safety Insurance Group Inc.	6,584	612
	Retail Opportunity Investments Corp.	34,600	607
	Uniti Group Inc.	55,178	606
*	Genworth Financial Inc. Class A	159,274	604
*	Cannae Holdings Inc.	23,171	595
*	Axos Financial Inc.	18,100	592
	Renasant Corp.	16,289	591
	LegacyTexas Financial Group Inc.	14,700	589
	Banner Corp.	11,100	589
	Lexington Realty Trust	64,400	584
	Hope Bancorp Inc.	40,854	574
	Moelis & Co. Class A	13,924	570
	Alexander & Baldwin Inc.	23,560	556
	American Assets Trust Inc.	12,000	554
	LTC Properties Inc.	12,200	550
	Employers Holdings Inc.	12,800	549
	HFF Inc. Class A	11,500	547
	Realogy Holdings Corp.	41,590	541
	Four Corners Property Trust Inc.	18,987	540
	Brookline Bancorp Inc.	35,747	538
	Chesapeake Lodging Trust	18,500	527
	National Storage Affiliates Trust	18,000	527
	S&T Bancorp Inc.	13,100	525
*,^	Redfin Corp.	24,500	507
	Tanger Factory Outlet Centers Inc.	27,900	504
	Global Net Lease Inc.	26,400	503
	Hilltop Holdings Inc.	23,832	501
	Navigators Group Inc.	7,100	497
	ServisFirst Bancshares Inc.	14,400	489
	Northwest Bancshares Inc.	27,800	485
	Clearway Energy Inc.	30,396	482
	Walker & Dunlop Inc.	8,700	478
	Ameris Bancorp	13,100	478
	Heartland Financial USA Inc.	10,600	476
	National General Holdings Corp.	19,300	476
	Sandy Spring Bancorp Inc.	13,267	463
	Ladder Capital Corp. Class A	26,600	463
	Flushing Financial Corp.	20,311	459

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mercury General Corp.	8,455	455
	BGC Partners Inc. Class A	83,984	454
	Washington Trust Bancorp Inc.	8,700	451
	Stock Yards Bancorp Inc.	13,037	448
	Office Properties Income Trust	16,401	445
	1st Source Corp.	9,430	442
	BrightSphere Investment Group plc	29,800	437
	City Holding Co.	5,500	437
	Summit Hotel Properties Inc.	37,496	435
	Kearny Financial Corp.	30,993	434
	First Commonwealth Financial Corp.	31,800	433
	Artisan Partners Asset Management Inc. Class A	15,100	428
	Redwood Trust Inc.	25,580	418
	Universal Health Realty Income Trust	5,117	415
	Getty Realty Corp.	12,711	412
	Pacific Premier Bancorp Inc.	14,100	410
	CNA Financial Corp.	8,700	403
	Dime Community Bancshares Inc.	20,000	403
	Waddell & Reed Financial Inc. Class A	21,400	401
*	PRA Group Inc.	13,900	391
	Kite Realty Group Trust	24,700	390
	Community Trust Bancorp Inc.	9,176	388
	Berkshire Hills Bancorp Inc.	12,400	372
	Piper Jaffray Cos.	4,600	371
	FGL Holdings	43,000	367
	NorthStar Realty Europe Corp.	20,315	362
	BancFirst Corp.	6,300	355
	Franklin Street Properties Corp.	43,300	340
*	LendingClub Corp.	106,200	338
	ARMOUR Residential REIT Inc.	17,212	328
	PennyMac Mortgage Investment Trust	15,600	328
	TrustCo Bank Corp. NY	40,906	327
	First Financial Corp.	7,948	327
	Urstadt Biddle Properties Inc. Class A	14,888	326
	United Fire Group Inc.	7,394	322
	Nelnet Inc. Class A	5,500	319
	Investors Real Estate Trust	5,170	312
	InfraREIT Inc.	14,780	311
	Virtus Investment Partners Inc.	2,528	310
	American National Insurance Co.	2,700	306
	Alexander’s Inc.	800	304
	Flagstar Bancorp Inc.	8,446	302
	Boston Private Financial Holdings Inc.	26,300	301
	WisdomTree Investments Inc.	41,800	301
	RPT Realty	24,700	300
	Republic Bancorp Inc. Class A	6,200	293
*	MBIA Inc.	30,300	293
	Cohen & Steers Inc.	5,800	291
*	Cushman & Wakefield plc	14,771	290
*	Third Point Reinsurance Ltd.	24,804	288
	Washington Prime Group Inc.	61,871	275
	Saul Centers Inc.	5,132	274
*	Columbia Financial Inc.	17,200	273
*	Encore Capital Group Inc.	9,500	268
*	Marcus & Millichap Inc.	6,100	263
*	St. Joe Co.	14,933	254
	TFS Financial Corp.	15,200	253
	Retail Value Inc.	7,503	251
	Oritani Financial Corp.	14,296	248
	Capstead Mortgage Corp.	28,700	247
	FBL Financial Group Inc. Class A	3,500	219
	State Auto Financial Corp.	6,500	219
	Hersha Hospitality Trust Class A	11,275	209
	Front Yard Residential Corp.	18,600	184

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	RMR Group Inc. Class A	3,063	177
	iStar Inc.	20,300	176
	CorePoint Lodging Inc.	12,303	154
	Greenhill & Co. Inc.	5,100	106
	Clearway Energy Inc. Class A	5,100	78
			1,855,177
Health Care (6.6%)
	Johnson & Johnson	891,011	125,811
	Pfizer Inc.	1,905,177	77,369
	UnitedHealth Group Inc.	317,681	74,042
	Merck & Co. Inc.	866,060	68,168
	Abbott Laboratories	571,643	45,480
	Medtronic plc	451,210	40,072
	AbbVie Inc.	502,667	39,907
	Amgen Inc.	209,763	37,615
	Thermo Fisher Scientific Inc.	134,131	37,215
	Eli Lilly & Co.	292,246	34,204
	Gilead Sciences Inc.	421,502	27,415
	Bristol-Myers Squibb Co.	538,818	25,017
	Anthem Inc.	86,049	22,633
*	Celgene Corp.	231,441	21,908
	Stryker Corp.	113,522	21,445
	Becton Dickinson and Co.	88,274	21,251
	Cigna Corp.	123,653	19,641
*	Intuitive Surgical Inc.	37,414	19,105
*	Boston Scientific Corp.	452,147	16,784
	Allergan plc	111,153	16,340
	Zoetis Inc.	159,159	16,209
*	Illumina Inc.	48,911	15,260
*	Biogen Inc.	65,295	14,968
*	Vertex Pharmaceuticals Inc.	83,307	14,077
	Baxter International Inc.	162,709	12,415
*	Edwards Lifesciences Corp.	69,595	12,254
	HCA Healthcare Inc.	90,824	11,556
	Humana Inc.	45,139	11,529
*	Alexion Pharmaceuticals Inc.	67,069	9,130
*	Regeneron Pharmaceuticals Inc.	26,028	8,931
*	Align Technology Inc.	25,828	8,386
	Zimmer Biomet Holdings Inc.	65,898	8,116
*	IQVIA Holdings Inc.	57,995	8,056
*	Centene Corp.	133,016	6,858
*	IDEXX Laboratories Inc.	27,273	6,327
*	Laboratory Corp. of America Holdings	32,184	5,147
*	BioMarin Pharmaceutical Inc.	54,466	4,659
	ResMed Inc.	44,380	4,638
	Cardinal Health Inc.	93,959	4,577
	Cooper Cos. Inc.	15,473	4,486
*	Mylan NV	160,183	4,323
	Teleflex Inc.	14,870	4,256
	Quest Diagnostics Inc.	43,599	4,202
*	Incyte Corp.	53,568	4,114
*	WellCare Health Plans Inc.	15,774	4,075
*	Exact Sciences Corp.	39,900	3,938
*	ABIOMED Inc.	13,869	3,847
*	Varian Medical Systems Inc.	27,784	3,783
	Dentsply Sirona Inc.	73,720	3,769
	STERIS plc	27,206	3,563
*	DexCom Inc.	29,200	3,535
	Universal Health Services Inc. Class B	27,766	3,523
*	Hologic Inc.	73,727	3,419
*	Ionis Pharmaceuticals Inc.	43,000	3,196
	West Pharmaceutical Services Inc.	25,100	3,107
*	Alnylam Pharmaceuticals Inc.	32,182	2,875
*	Sage Therapeutics Inc.	16,538	2,782

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Molina Healthcare Inc.	20,800	2,696
*	Bluebird Bio Inc.	18,732	2,657
*	Sarepta Therapeutics Inc.	22,509	2,632
*	Jazz Pharmaceuticals plc	19,700	2,556
*	Seattle Genetics Inc.	37,258	2,525
	Bio-Techne Corp.	12,300	2,516
*	DaVita Inc.	42,216	2,332
*	Catalent Inc.	48,962	2,194
*	Neurocrine Biosciences Inc.	29,900	2,160
*	Charles River Laboratories International Inc.	15,300	2,149
	Hill-Rom Holdings Inc.	20,900	2,120
*	Bio-Rad Laboratories Inc. Class A	7,000	2,107
	Perrigo Co. plc	43,506	2,085
	Encompass Health Corp.	31,220	2,012
*	Exelixis Inc.	97,900	1,925
*	Masimo Corp.	14,700	1,913
*	PRA Health Sciences Inc.	18,881	1,828
*	Nektar Therapeutics Class A	56,641	1,814
	Chemed Corp.	5,100	1,667
*	Insulet Corp.	19,000	1,639
*	Alkermes plc	54,000	1,637
*	Array BioPharma Inc.	71,400	1,614
*	Haemonetics Corp.	16,900	1,475
*	United Therapeutics Corp.	14,300	1,467
*	Penumbra Inc.	10,200	1,372
*	Horizon Pharma plc	53,162	1,357
*	Teladoc Health Inc.	22,919	1,304
*	Wright Medical Group NV	42,515	1,257
*	ICU Medical Inc.	5,300	1,206
*	Integra LifeSciences Holdings Corp.	22,814	1,191
*	Ultragenyx Pharmaceutical Inc.	18,023	1,190
	Bruker Corp.	30,800	1,189
*	Amedisys Inc.	9,300	1,189
*	FibroGen Inc.	25,347	1,184
*	HealthEquity Inc.	17,400	1,179
*	Novocure Ltd.	26,000	1,146
*	Spark Therapeutics Inc.	10,711	1,143
*	Blueprint Medicines Corp.	15,049	1,138
*	Globus Medical Inc.	24,400	1,100
*	LHC Group Inc.	9,725	1,081
*	Neogen Corp.	17,633	1,070
*	Omnicell Inc.	13,200	1,061
*	Tandem Diabetes Care Inc.	17,200	1,056
*	Syneos Health Inc.	21,973	1,031
*	Global Blood Therapeutics Inc.	18,600	1,030
*	NuVasive Inc.	16,800	1,018
*	Merit Medical Systems Inc.	16,500	927
*	Agios Pharmaceuticals Inc.	16,208	906
*	Amicus Therapeutics Inc.	66,548	888
	Ensign Group Inc.	17,200	886
*	ACADIA Pharmaceuticals Inc.	36,400	875
*	Acadia Healthcare Co. Inc.	27,269	873
*	Arena Pharmaceuticals Inc.	18,700	856
*	Repligen Corp.	12,629	851
*	Immunomedics Inc.	52,700	844
*	HMS Holdings Corp.	27,700	843
*	China Biologic Products Holdings Inc.	8,400	842
*	Ligand Pharmaceuticals Inc.	6,600	831
	Cantel Medical Corp.	12,000	827
*	Quidel Corp.	12,800	818
*	Insmed Inc.	26,799	816
*	Glaukos Corp.	11,300	815
	Healthcare Services Group Inc.	23,800	806
*	MEDNAX Inc.	28,400	794

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Medicines Co.	23,400	748
*	Myriad Genetics Inc.	23,500	740
*	Emergent BioSolutions Inc.	14,000	724
*	Portola Pharmaceuticals Inc.	20,436	721
*	Intercept Pharmaceuticals Inc.	8,100	698
*	iRhythm Technologies Inc.	9,126	696
	CONMED Corp.	8,600	688
*	LivaNova plc	9,907	683
*	Nevro Corp.	11,000	679
*	WageWorks Inc.	13,800	673
*	Halozyme Therapeutics Inc.	41,600	671
*	PTC Therapeutics Inc.	17,500	655
*	Avanos Medical Inc.	15,505	650
	Patterson Cos. Inc.	29,213	638
*	Tenet Healthcare Corp.	28,550	625
*	Supernus Pharmaceuticals Inc.	17,000	624
*	Biohaven Pharmaceutical Holding Co. Ltd.	10,400	622
*	Endo International plc	80,789	606
*	BioTelemetry Inc.	11,000	598
*	MyoKardia Inc.	12,400	595
*	Acceleron Pharma Inc.	14,500	591
*	REGENXBIO Inc.	11,200	565
*	Ironwood Pharmaceuticals Inc. Class A	46,900	558
*	Xencor Inc.	17,800	547
*	Prestige Consumer Healthcare Inc.	17,800	524
*	Magellan Health Inc.	7,300	511
*	AnaptysBio Inc.	7,000	509
*	Select Medical Holdings Corp.	35,300	507
*	Pacira BioSciences Inc.	12,600	502
*	Inogen Inc.	5,700	498
*	Zogenix Inc.	12,400	483
*	Heron Therapeutics Inc.	21,300	462
*	Momenta Pharmaceuticals Inc.	32,612	456
*	Enanta Pharmaceuticals Inc.	5,200	453
*	Corcept Therapeutics Inc.	36,000	446
*	Cambrex Corp.	10,300	443
*	Aerie Pharmaceuticals Inc.	11,600	443
*	Atara Biotherapeutics Inc.	13,000	437
	Taro Pharmaceutical Industries Ltd.	3,800	408
*	Amneal Pharmaceuticals Inc.	31,500	405
*	Genomic Health Inc.	6,300	405
*	Medpace Holdings Inc.	7,200	404
*	Theravance Biopharma Inc.	16,757	400
*	Mallinckrodt plc	25,422	393
*	CorVel Corp.	5,453	392
*	Varex Imaging Corp.	11,704	384
*,^	Esperion Therapeutics Inc.	8,700	375
*	Denali Therapeutics Inc.	14,800	362
*	Orthofix Medical Inc.	6,600	362
*	Editas Medicine Inc.	14,100	349
*	Tivity Health Inc.	16,116	348
*	Brookdale Senior Living Inc.	55,373	342
	Luminex Corp.	15,000	342
*	Spectrum Pharmaceuticals Inc.	33,600	315
*	Clovis Oncology Inc.	16,812	307
*	Aimmune Therapeutics Inc.	14,900	300
*	Radius Health Inc.	13,200	291
*	Innoviva Inc.	19,900	279
*	Puma Biotechnology Inc.	8,200	263
*	Alder Biopharmaceuticals Inc.	19,188	261
*	Natus Medical Inc.	9,500	254
*	Axogen Inc.	10,500	247
*,^	TherapeuticsMD Inc.	56,500	243
*	OPKO Health Inc.	100,900	241

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Madrigal Pharmaceuticals Inc.	2,100	223
*	Intra-Cellular Therapies Inc.	13,700	180
*	Eagle Pharmaceuticals Inc.	3,300	170
	Meridian Bioscience Inc.	12,800	147
*	Acorda Therapeutics Inc.	12,800	134
*	Intrexon Corp.	19,800	86
*	Lexicon Pharmaceuticals Inc.	13,949	81
*	Cyclerion Therapeutics Inc.	4,690	71
			1,163,851
Industrials (7.4%)
	Boeing Co.	177,706	67,118
*	PayPal Holdings Inc.	390,085	43,990
	Union Pacific Corp.	241,316	42,723
	Honeywell International Inc.	245,265	42,585
	Accenture plc Class A	215,129	39,298
	United Technologies Corp.	269,380	38,416
	3M Co.	185,861	35,223
	General Electric Co.	2,848,878	28,973
	Danaher Corp.	209,238	27,711
	Lockheed Martin Corp.	81,219	27,073
	Caterpillar Inc.	190,483	26,557
	United Parcel Service Inc. Class B	230,276	24,460
	Automatic Data Processing Inc.	146,021	24,004
	CSX Corp.	257,807	20,529
	Norfolk Southern Corp.	87,786	17,910
	Deere & Co.	105,302	17,441
	Illinois Tool Works Inc.	110,506	17,198
	Raytheon Co.	94,903	16,854
	Northrop Grumman Corp.	52,875	15,329
	FedEx Corp.	80,852	15,318
	Waste Management Inc.	140,959	15,131
	General Dynamics Corp.	83,396	14,905
	Emerson Electric Co.	203,313	14,433
	Fidelity National Information Services Inc.	108,706	12,602
	Sherwin-Williams Co.	27,022	12,290
	Roper Technologies Inc.	33,595	12,084
	Eaton Corp. plc	141,260	11,699
*	Fiserv Inc.	130,602	11,394
	Johnson Controls International plc	291,024	10,913
	TE Connectivity Ltd.	111,084	10,625
	Ingersoll-Rand plc	80,810	9,908
	Amphenol Corp. Class A	98,550	9,812
	Paychex Inc.	106,768	9,002
	Agilent Technologies Inc.	107,386	8,430
	Cummins Inc.	48,781	8,112
	Fortive Corp.	92,579	7,993
	PACCAR Inc.	111,179	7,968
	Willis Towers Watson plc	43,196	7,963
	Parker-Hannifin Corp.	42,848	7,759
*	Shopify Inc. Class A (XNYS)	31,788	7,741
	Verisk Analytics Inc. Class A	54,331	7,668
	Global Payments Inc.	51,368	7,503
*	Worldpay Inc. Class A (XNYS)	62,373	7,311
*	TransDigm Group Inc.	15,131	7,301
	Rockwell Automation Inc.	40,283	7,280
*	FleetCor Technologies Inc.	27,502	7,177
	Stanley Black & Decker Inc.	48,517	7,113
*	Square Inc.	95,175	6,931
	Ball Corp.	111,201	6,665
	Fastenal Co.	93,201	6,575
	AMETEK Inc.	73,795	6,507
	Republic Services Inc. Class A	75,680	6,268
	Total System Services Inc.	60,022	6,137
	Cintas Corp.	27,755	6,027

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	7,921	5,903
*	CoStar Group Inc.	11,497	5,705
	L3 Technologies Inc.	25,185	5,505
	Vulcan Materials Co.	42,336	5,339
*	Waters Corp.	24,649	5,264
*	Keysight Technologies Inc.	57,875	5,037
	Xylem Inc.	58,976	4,919
*	First Data Corp. Class A	182,022	4,707
	Dover Corp.	47,699	4,676
	Broadridge Financial Solutions Inc.	38,445	4,542
	Martin Marietta Materials Inc.	20,339	4,513
	Kansas City Southern	35,965	4,429
	Expeditors International of Washington Inc.	54,399	4,320
	IDEX Corp.	27,544	4,315
	WW Grainger Inc.	14,873	4,194
	Jack Henry & Associates Inc.	27,632	4,119
	Masco Corp.	103,751	4,053
	Textron Inc.	76,095	4,033
*	United Rentals Inc.	27,868	3,927
	TransUnion	54,713	3,811
*	Zebra Technologies Corp.	17,900	3,779
	PerkinElmer Inc.	38,475	3,687
*	Trimble Inc.	87,400	3,568
	CH Robinson Worldwide Inc.	43,335	3,510
	Jacobs Engineering Group Inc.	44,571	3,474
	Westrock Co.	88,460	3,395
	Wabtec Corp.	44,943	3,329
	Old Dominion Freight Line Inc.	22,250	3,321
	Lennox International Inc.	12,200	3,312
	Snap-on Inc.	19,400	3,265
	Huntington Ingalls Industries Inc.	14,629	3,256
	Arconic Inc.	149,894	3,220
	Allegion plc	31,091	3,085
	Spirit AeroSystems Holdings Inc. Class A	35,158	3,055
*	WEX Inc.	14,504	3,050
	Packaging Corp. of America	30,403	3,015
	Cognex Corp.	58,300	2,940
	Nordson Corp.	20,100	2,934
*	Teledyne Technologies Inc.	11,660	2,898
*,^	XPO Logistics Inc.	41,877	2,851
	JB Hunt Transport Services Inc.	28,981	2,738
	Booz Allen Hamilton Holding Corp. Class A	46,174	2,738
	Graco Inc.	53,000	2,716
*	Sensata Technologies Holding plc	53,885	2,691
	Carlisle Cos. Inc.	18,700	2,645
*	HD Supply Holdings Inc.	57,300	2,618
*	Berry Global Group Inc.	43,782	2,574
	Alliance Data Systems Corp.	16,061	2,571
	Sealed Air Corp.	54,935	2,561
*	Fair Isaac Corp.	9,100	2,546
	Toro Co.	34,713	2,539
*	Crown Holdings Inc.	43,241	2,514
	AO Smith Corp.	47,000	2,471
*	Euronet Worldwide Inc.	16,000	2,398
	Robert Half International Inc.	38,480	2,389
	FLIR Systems Inc.	44,200	2,340
	Xerox Corp.	69,911	2,332
*	Arrow Electronics Inc.	27,382	2,314
*	IPG Photonics Corp.	13,100	2,289
	Universal Display Corp.	14,200	2,266
	Hubbell Inc. Class B	17,655	2,253
	Donaldson Co. Inc.	41,500	2,222
	AptarGroup Inc.	19,600	2,180
*	AerCap Holdings NV	43,016	2,135

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Quanta Services Inc.	52,500	2,132
	Flowserve Corp.	41,966	2,058
	HEICO Corp. Class A	22,997	2,057
	Oshkosh Corp.	24,068	1,988
	Pentair plc	50,744	1,979
	Genpact Ltd.	54,426	1,976
	Sonoco Products Co.	31,000	1,955
	ManpowerGroup Inc.	20,254	1,945
	Hexcel Corp.	27,300	1,930
*	Flex Ltd.	173,225	1,912
	Acuity Brands Inc.	13,000	1,902
	Woodward Inc.	17,400	1,895
	National Instruments Corp.	39,900	1,879
	Owens Corning	36,600	1,876
*	AECOM	54,900	1,861
*	Genesee & Wyoming Inc. Class A	20,600	1,826
	Fluor Corp.	45,905	1,824
	Avnet Inc.	36,843	1,791
	MDU Resources Group Inc.	67,776	1,772
	Lincoln Electric Holdings Inc.	19,900	1,737
	ITT Inc.	28,667	1,736
	BWX Technologies Inc.	33,450	1,709
	Bemis Co. Inc.	29,360	1,686
	Allison Transmission Holdings Inc.	35,623	1,669
*	Stericycle Inc.	27,731	1,619
*	Kirby Corp.	19,600	1,602
	Jabil Inc.	52,819	1,596
	Watsco Inc.	10,000	1,585
	Curtiss-Wright Corp.	13,500	1,538
	Insperity Inc.	12,800	1,530
	Littelfuse Inc.	7,500	1,508
	HEICO Corp.	13,988	1,476
	AGCO Corp.	20,700	1,465
	EMCOR Group Inc.	17,300	1,456
	MAXIMUS Inc.	19,700	1,451
	nVent Electric plc	50,744	1,418
	Knight-Swift Transportation Holdings Inc.	42,384	1,414
	Landstar System Inc.	12,600	1,373
*	Gardner Denver Holdings Inc.	40,460	1,366
*	Trex Co. Inc.	19,400	1,344
*	Clean Harbors Inc.	17,500	1,330
	Graphic Packaging Holding Co.	94,980	1,318
	Eagle Materials Inc.	14,400	1,309
	Crane Co.	15,300	1,301
	Brink’s Co.	16,200	1,295
*	Coherent Inc.	8,300	1,228
*	Axon Enterprise Inc.	19,300	1,226
	Louisiana-Pacific Corp.	48,600	1,217
*	Mercury Systems Inc.	16,600	1,212
	Armstrong World Industries Inc.	13,979	1,212
*,^	Pagseguro Digital Ltd. Class A	45,737	1,192
	MSC Industrial Direct Co. Inc. Class A	14,200	1,188
	MSA Safety Inc.	10,800	1,187
	John Bean Technologies Corp.	10,700	1,175
	Air Lease Corp. Class A	29,600	1,141
	Regal Beloit Corp.	13,300	1,132
	Tetra Tech Inc.	17,400	1,126
*	RBC Bearings Inc.	8,100	1,114
	Trinity Industries Inc.	50,400	1,087
	Macquarie Infrastructure Corp.	26,500	1,074
	Moog Inc. Class A	11,400	1,067
*	Proto Labs Inc.	9,600	1,054
*	Rogers Corp.	6,200	1,039
	Owens-Illinois Inc.	52,550	1,038

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	FTI Consulting Inc.	12,200	1,037
	Kennametal Inc.	25,200	1,026
*	Allegheny Technologies Inc.	40,988	1,021
	Timken Co.	21,300	1,021
	Ryder System Inc.	16,187	1,020
*	MasTec Inc.	19,900	1,008
*	Generac Holdings Inc.	18,200	1,001
*	Rexnord Corp.	34,889	998
	EnerSys	14,400	996
*	CoreLogic Inc./United States	24,245	985
	Valmont Industries Inc.	7,300	984
	KBR Inc.	43,700	971
*	ASGN Inc.	15,400	971
*	Resideo Technologies Inc.	42,188	958
*	Novanta Inc.	11,000	957
	GATX Corp.	11,800	910
	UniFirst Corp.	5,700	901
	Simpson Manufacturing Co. Inc.	13,800	879
*	Paylocity Holding Corp.	9,000	869
	Otter Tail Corp.	16,811	862
*	Conduent Inc.	67,006	860
*	TopBuild Corp.	11,998	855
*	TriNet Group Inc.	13,700	854
	Barnes Group Inc.	15,200	845
*	Beacon Roofing Supply Inc.	22,344	841
*	SiteOne Landscape Supply Inc.	12,500	841
	Korn Ferry	17,700	832
	Exponent Inc.	14,600	827
*	II-VI Inc.	20,700	825
	Vishay Intertechnology Inc.	40,700	806
*	WESCO International Inc.	13,974	800
*	AMN Healthcare Services Inc.	15,300	797
	Franklin Electric Co. Inc.	16,300	796
*	Colfax Corp.	26,340	795
	ABM Industries Inc.	20,800	790
*	Aerojet Rocketdyne Holdings Inc.	23,300	789
	Silgan Holdings Inc.	25,768	771
*	Integer Holdings Corp.	10,878	752
*	Cimpress NV	8,300	750
*	Sanmina Corp.	21,800	739
	Watts Water Technologies Inc. Class A	8,600	736
	Albany International Corp.	9,900	732
	World Fuel Services Corp.	23,700	731
*	Advanced Disposal Services Inc.	22,459	726
	Applied Industrial Technologies Inc.	12,000	719
	Brady Corp. Class A	14,480	706
	Belden Inc.	12,500	694
	AAON Inc.	13,793	693
*	Summit Materials Inc. Class A	39,497	692
	Altra Industrial Motion Corp.	18,400	690
	Terex Corp.	20,502	683
*	Fabrinet	11,200	678
	Universal Forest Products Inc.	17,900	661
	Comfort Systems USA Inc.	12,100	655
	EVERTEC Inc.	20,800	651
	ESCO Technologies Inc.	8,600	645
	Deluxe Corp.	14,400	644
	Covanta Holding Corp.	35,600	643
*	Itron Inc.	11,700	628
*	ExlService Holdings Inc.	10,400	618
*	Harsco Corp.	27,200	616
	Mueller Industries Inc.	21,100	615
	Granite Construction Inc.	13,600	611
	McGrath RentCorp	9,600	595

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Saia Inc.	9,200	592
	Mueller Water Products Inc. Class A	54,200	582
*	SPX Corp.	15,899	580
	Cubic Corp.	10,100	573
*	Anixter International Inc.	9,000	566
	Forward Air Corp.	8,900	564
*	Plexus Corp.	9,200	554
	Sun Hydraulics Corp.	10,400	544
	Triton International Ltd./Bermuda	16,500	544
	Mobile Mini Inc.	15,000	540
	Federal Signal Corp.	18,700	538
	EnPro Industries Inc.	7,200	535
*	Navistar International Corp.	15,500	529
*	TriMas Corp.	16,700	517
*	Aerovironment Inc.	7,500	514
*	Cardtronics plc Class A	14,300	511
	Badger Meter Inc.	9,200	510
	Raven Industries Inc.	13,100	510
*	Knowles Corp.	26,973	509
	Werner Enterprises Inc.	15,000	503
	Actuant Corp. Class A	19,200	491
*	OSI Systems Inc.	5,400	487
	AAR Corp.	14,100	476
*	Ambarella Inc.	9,500	476
	US Ecology Inc.	7,800	476
	ManTech International Corp. Class A	7,600	471
*	Builders FirstSource Inc.	34,100	470
*	Gibraltar Industries Inc.	11,800	468
*	SPX FLOW Inc.	12,999	467
*	Dycom Industries Inc.	9,300	461
*	Sykes Enterprises Inc.	16,200	450
*	Masonite International Corp.	8,500	438
	Kaman Corp.	7,000	433
	AZZ Inc.	8,800	418
*	BMC Stock Holdings Inc.	20,100	414
*	Hub Group Inc. Class A	9,900	412
*	JELD-WEN Holding Inc.	20,757	410
	Encore Wire Corp.	6,900	409
	Rush Enterprises Inc. Class A	9,500	403
	Tennant Co.	6,000	398
*	TTM Technologies Inc.	29,954	397
	Boise Cascade Co.	14,100	390
	Advanced Drainage Systems Inc.	13,900	390
*	Installed Building Products Inc.	8,000	384
	Triumph Group Inc.	15,900	377
*	SEACOR Holdings Inc.	8,400	374
	Heartland Express Inc.	19,000	374
	Hollysys Automation Technologies Ltd.	17,800	373
*	Patrick Industries Inc.	7,400	369
	Scorpio Tankers Inc.	14,190	366
	CTS Corp.	12,100	362
	Benchmark Electronics Inc.	13,300	359
	Greif Inc. Class A	9,000	356
	Primoris Services Corp.	16,200	355
	MTS Systems Corp.	6,400	352
	Greenbrier Cos. Inc.	9,900	352
	Apogee Enterprises Inc.	8,600	347
	Ship Finance International Ltd.	26,513	338
*	Huron Consulting Group Inc.	6,800	329
*	CBIZ Inc.	17,000	328
	Navigant Consulting Inc.	13,900	317
	Methode Electronics Inc.	10,500	310
*	FARO Technologies Inc.	5,500	309
	Schneider National Inc. Class B	14,700	307

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Griffon Corp.	15,600	306
*	TrueBlue Inc.	12,600	304
	Standex International Corp.	4,600	304
	Myers Industries Inc.	16,600	297
	Seaspan Corp. Class A	29,000	294
	Aircastle Ltd.	14,200	283
	AVX Corp.	17,300	282
	Lindsay Corp.	3,300	281
	H&E Equipment Services Inc.	9,000	274
*	Evolent Health Inc. Class A	19,200	260
*	Manitowoc Co. Inc.	14,350	256
	Hyster-Yale Materials Handling Inc.	3,800	253
	TTEC Holdings Inc.	6,800	248
*	Wesco Aircraft Holdings Inc.	29,200	246
*	Tutor Perini Corp.	12,200	244
	Quanex Building Products Corp.	14,400	241
*	Aegion Corp. Class A	11,900	237
*	MACOM Technology Solutions Holdings Inc.	17,013	236
	Astec Industries Inc.	6,200	209
	GrafTech International Ltd.	18,200	208
	GasLog Ltd.	12,700	199
*	Donnelley Financial Solutions Inc.	12,270	188
	Briggs & Stratton Corp.	13,800	168
	Kelly Services Inc. Class A	6,900	154
	Matson Inc.	3,700	147
^	Caesarstone Ltd.	9,337	141
	ADT Inc.	13,498	89
*	Atlas Air Worldwide Holdings Inc.	1,500	72
	Waste Connections Inc. (XNYS)	302	28
			1,296,639
Oil & Gas (2.7%)
	Exxon Mobil Corp.	1,411,595	113,323
	Chevron Corp.	634,191	76,141
	ConocoPhillips	377,386	23,821
	Schlumberger Ltd.	452,102	19,296
	EOG Resources Inc.	190,509	18,298
	Occidental Petroleum Corp.	246,000	14,484
	Marathon Petroleum Corp.	218,701	13,312
	Valero Energy Corp.	141,842	12,859
	Phillips 66	133,658	12,600
	Kinder Morgan Inc.	625,723	12,433
	Anadarko Petroleum Corp.	161,944	11,798
	Williams Cos. Inc.	387,984	10,992
	Pioneer Natural Resources Co.	56,508	9,406
	ONEOK Inc.	134,038	9,105
	Halliburton Co.	276,733	7,840
	Concho Resources Inc.	62,480	7,209
	Diamondback Energy Inc.	48,839	5,196
	Hess Corp.	80,675	5,173
*	Cheniere Energy Inc.	74,809	4,814
	Devon Energy Corp.	139,586	4,486
	Noble Energy Inc.	163,612	4,427
	Marathon Oil Corp.	259,380	4,420
	Apache Corp.	116,937	3,848
	Baker Hughes a GE Co. Class A	158,272	3,802
	Cabot Oil & Gas Corp.	146,338	3,789
	National Oilwell Varco Inc.	136,718	3,574
	Targa Resources Corp.	79,996	3,212
	OGE Energy Corp.	63,600	2,693
	HollyFrontier Corp.	54,470	2,600
	Cimarex Energy Co.	33,702	2,314
	Helmerich & Payne Inc.	34,300	2,007
*	WPX Energy Inc.	132,978	1,847
	EQT Corp.	86,359	1,766

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	First Solar Inc.	28,470	1,752
*	Parsley Energy Inc. Class A	85,798	1,713
	Equitrans Midstream Corp.	70,447	1,467
	Murphy Oil Corp.	53,523	1,458
*	Continental Resources Inc./OK	31,612	1,454
	PBF Energy Inc. Class A	39,302	1,320
*	Transocean Ltd. (XNYS)	156,579	1,231
*,^	Chesapeake Energy Corp.	373,945	1,088
*	PDC Energy Inc.	22,981	999
	Patterson-UTI Energy Inc.	72,277	982
*	Apergy Corp.	24,701	980
	Delek US Holdings Inc.	26,173	970
	Ensco Rowan plc Class A	65,961	921
*	Chart Industries Inc.	10,000	883
	Core Laboratories NV	13,400	849
*	Whiting Petroleum Corp.	30,413	833
*	Southwestern Energy Co.	192,418	760
*	Oceaneering International Inc.	35,200	676
*	QEP Resources Inc.	86,264	649
*	Matador Resources Co.	32,500	640
*	CNX Resources Corp.	69,077	619
*	SolarEdge Technologies Inc.	13,600	602
	Range Resources Corp.	65,496	592
*	Centennial Resource Development Inc. Class A	56,100	591
	Kosmos Energy Ltd.	86,656	580
	SM Energy Co.	36,114	575
*	Antero Resources Corp.	76,200	552
*	Oasis Petroleum Inc.	88,653	541
*	NOW Inc.	36,496	534
*	Callon Petroleum Co.	70,026	526
	Arcosa Inc.	16,000	498
*	Dril-Quip Inc.	11,400	497
	Cosan Ltd.	40,372	493
	McDermott International Inc.	58,884	476
*	MRC Global Inc.	26,000	451
*	SRC Energy Inc.	73,254	451
	Archrock Inc.	41,684	421
*	Denbury Resources Inc.	180,226	402
*	Helix Energy Solutions Group Inc.	50,300	393
*	Gulfport Energy Corp.	59,882	392
*	ProPetro Holding Corp.	17,400	385
	Nabors Industries Ltd.	107,306	376
*	Oil States International Inc.	18,720	362
*	Canadian Solar Inc.	16,800	336
	SemGroup Corp. Class A	24,853	325
*	Carrizo Oil & Gas Inc.	24,579	315
*	California Resources Corp.	14,000	295
*	C&J Energy Services Inc.	20,200	284
*	Newpark Resources Inc.	38,700	283
*	Unit Corp.	20,200	274
	Green Plains Inc.	14,400	250
*	Superior Energy Services Inc.	55,835	200
*	Noble Corp. plc	76,211	200
*	Diamond Offshore Drilling Inc.	20,218	196
*	Gran Tierra Energy Inc. (XASE)	81,100	194
	CVR Energy Inc.	4,200	192
*	KLX Energy Services Holdings Inc.	6,720	189
*	Jagged Peak Energy Inc.	17,600	186
	RPC Inc.	17,400	179
*	Extraction Oil & Gas Inc.	37,744	177
*	Exterran Corp.	12,200	174
*,^	Weatherford International plc	291,703	161
*	Laredo Petroleum Inc.	51,100	154
*,^	SunPower Corp. Class A	19,200	139

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Frank’s International NV	23,000	134
*	Transocean Ltd. (XSWX)	8,480	66
			470,722
Other (0.0%)[3]
*,§	Herbalife Ltd. CVR	2,700	26
*,§	A Schulman Inc. CVR	8,800	4
*,§	Media General Inc. CVR	21,051	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	18,671	—
			31
Technology (11.8%)
	Microsoft Corp.	2,513,694	328,288
	Apple Inc.	1,574,369	315,929
*	Facebook Inc. Class A	788,282	152,454
*	Alphabet Inc. Class C	101,341	120,442
*	Alphabet Inc. Class A	98,780	118,433
	Cisco Systems Inc.	1,506,912	84,312
	Intel Corp.	1,493,316	76,219
*	Adobe Inc.	162,990	47,145
	Oracle Corp.	804,547	44,516
	Broadcom Inc.	134,751	42,905
	International Business Machines Corp.	305,334	42,829
*	salesforce.com Inc.	239,756	39,644
	Texas Instruments Inc.	318,448	37,523
	NVIDIA Corp.	193,213	34,972
	QUALCOMM Inc.	401,930	34,618
	Intuit Inc.	80,020	20,090
*	ServiceNow Inc.	58,325	15,836
*	Micron Technology Inc.	369,803	15,554
	Analog Devices Inc.	124,204	14,437
	Applied Materials Inc.	313,898	13,833
	Cognizant Technology Solutions Corp. Class A	189,351	13,815
*	Autodesk Inc.	71,372	12,719
	NXP Semiconductors NV	110,297	11,650
*	Red Hat Inc.	58,742	10,722
	Lam Research Corp.	49,950	10,361
	HP Inc.	510,246	10,179
	Xilinx Inc.	84,272	10,124
*	Workday Inc. Class A	47,735	9,816
*	Twitter Inc.	234,334	9,352
*	Advanced Micro Devices Inc.	307,786	8,504
	Corning Inc.	261,286	8,322
	Microchip Technology Inc.	76,025	7,594
*	Palo Alto Networks Inc.	29,344	7,302
	Motorola Solutions Inc.	50,365	7,298
	Hewlett Packard Enterprise Co.	458,796	7,254
*	Cerner Corp.	101,552	6,748
*	VeriSign Inc.	33,849	6,683
	KLA-Tencor Corp.	51,600	6,578
	Harris Corp.	38,657	6,514
*	Splunk Inc.	46,709	6,448
*	Cadence Design Systems Inc.	89,355	6,199
	NetApp Inc.	81,886	5,965
	DXC Technology Co.	88,044	5,788
*	Arista Networks Inc.	17,638	5,508
*	IAC/InterActiveCorp	24,463	5,500
*	Synopsys Inc.	44,712	5,414
*	Veeva Systems Inc. Class A	37,964	5,310
	Maxim Integrated Products Inc.	87,258	5,235
	Symantec Corp.	205,514	4,975
	CDW Corp.	46,988	4,962
	Skyworks Solutions Inc.	54,737	4,827
	SS&C Technologies Holdings Inc.	71,309	4,825
	Western Digital Corp.	93,883	4,799
*	ANSYS Inc.	24,497	4,797

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	GoDaddy Inc. Class A	57,470	4,684
	VMware Inc. Class A	22,634	4,620
	Marvell Technology Group Ltd.	183,595	4,594
	Citrix Systems Inc.	45,279	4,571
*	Fortinet Inc.	47,900	4,475
*	Gartner Inc.	27,818	4,422
	Seagate Technology plc	91,291	4,411
*	Check Point Software Technologies Ltd.	36,202	4,372
*	Akamai Technologies Inc.	53,988	4,322
*	Atlassian Corp. plc Class A	37,300	4,109
*	Twilio Inc. Class A	29,294	4,017
*	PTC Inc.	39,592	3,582
*	Ultimate Software Group Inc.	10,300	3,406
*	Dell Technologies Inc.	50,150	3,381
*	Yandex NV Class A	89,462	3,349
*	Paycom Software Inc.	16,452	3,332
	Leidos Holdings Inc.	45,091	3,313
*	Qorvo Inc.	42,827	3,238
*	Zendesk Inc.	36,600	3,213
*	ON Semiconductor Corp.	138,667	3,198
	Juniper Networks Inc.	112,096	3,113
*	EPAM Systems Inc.	17,100	3,067
*	Okta Inc.	29,100	3,027
*	Guidewire Software Inc.	28,200	3,003
*	F5 Networks Inc.	18,991	2,980
*	Tyler Technologies Inc.	12,800	2,968
*	Tableau Software Inc. Class A	24,302	2,960
	Teradyne Inc.	60,100	2,945
*	Aspen Technology Inc.	23,600	2,877
*	RingCentral Inc. Class A	24,000	2,793
	CDK Global Inc.	43,455	2,621
	Amdocs Ltd.	47,538	2,618
*	HubSpot Inc.	13,000	2,398
*	Cree Inc.	36,115	2,387
*	Nutanix Inc.	49,100	2,121
*	Proofpoint Inc.	16,800	2,107
*	Coupa Software Inc.	19,400	2,005
	Monolithic Power Systems Inc.	12,800	1,993
	Cypress Semiconductor Corp.	112,532	1,933
*	Ciena Corp.	49,000	1,880
	Entegris Inc.	44,400	1,814
	MKS Instruments Inc.	19,700	1,793
*	Teradata Corp.	37,836	1,720
*	ViaSat Inc.	18,668	1,695
*	Medidata Solutions Inc.	18,700	1,689
*	CommScope Holding Co. Inc.	67,914	1,683
*	New Relic Inc.	15,800	1,663
	SYNNEX Corp.	14,884	1,606
*	CyberArk Software Ltd.	11,900	1,534
*	Lumentum Holdings Inc.	24,537	1,521
*	Nuance Communications Inc.	89,700	1,510
*	Silicon Laboratories Inc.	14,000	1,507
*	InterXion Holding NV	21,300	1,474
*	DocuSign Inc. Class A	26,000	1,473
*	RealPage Inc.	22,129	1,443
*	CACI International Inc. Class A	7,400	1,443
*	ACI Worldwide Inc.	40,200	1,428
	LogMeIn Inc.	17,100	1,409
*	Zscaler Inc.	20,400	1,394
*	Manhattan Associates Inc.	20,400	1,376
*	Wix.com Ltd.	10,170	1,364
*	Tech Data Corp.	12,600	1,343
*	Verint Systems Inc.	22,100	1,335
	Science Applications International Corp.	17,295	1,296

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	j2 Global Inc.	14,600	1,279
*	Pure Storage Inc. Class A	55,800	1,276
	Blackbaud Inc.	15,700	1,245
*	Cornerstone OnDemand Inc.	22,700	1,241
*	YY Inc. ADR	14,400	1,218
*,^	2U Inc.	19,604	1,186
*	NCR Corp.	40,215	1,164
	Cabot Microelectronics Corp.	9,109	1,150
*	Semtech Corp.	21,300	1,147
*	MongoDB Inc.	8,000	1,127
*	Five9 Inc.	20,500	1,088
	Perspecta Inc.	44,398	1,025
*	Envestnet Inc.	14,300	1,015
*	Finisar Corp.	41,100	991
*	Q2 Holdings Inc.	12,900	973
*	FireEye Inc.	60,400	968
*	Qualys Inc.	10,600	957
*	Viavi Solutions Inc.	70,200	934
	Ubiquiti Networks Inc.	5,400	920
*	Globant SA	10,897	915
*	Cirrus Logic Inc.	19,100	909
	Power Integrations Inc.	11,500	909
*	Ceridian HCM Holding Inc.	16,587	882
	Pegasystems Inc.	11,600	870
*	Alteryx Inc. Class A	9,800	869
	Brooks Automation Inc.	22,900	859
*	Box Inc.	39,900	823
	Cogent Communications Holdings Inc.	14,700	812
*	Bottomline Technologies DE Inc.	15,400	779
*	Cloudera Inc.	69,952	779
*	NetScout Systems Inc.	26,238	771
*	SailPoint Technologies Holding Inc.	26,200	740
	Progress Software Corp.	15,900	725
*	Covetrus Inc.	21,703	713
*	Everbridge Inc.	9,600	709
*	Blackline Inc.	13,800	705
*	Yext Inc.	31,700	695
*	Alarm.com Holdings Inc.	9,700	688
*	Advanced Energy Industries Inc.	11,900	687
	InterDigital Inc.	10,500	687
*	Rapid7 Inc.	12,200	663
*	Avaya Holdings Corp.	34,300	654
*	Virtusa Corp.	11,700	650
*	Insight Enterprises Inc.	11,300	639
*	CommVault Systems Inc.	11,970	630
*	Varonis Systems Inc.	8,700	619
*	Allscripts Healthcare Solutions Inc.	60,100	593
*	Inphi Corp.	12,900	589
*	EchoStar Corp. Class A	14,700	586
*	Blucora Inc.	16,400	574
*	Premier Inc. Class A	16,475	547
	Kulicke & Soffa Industries Inc.	22,900	533
*	Lattice Semiconductor Corp.	40,700	527
*	Acacia Communications Inc.	9,100	527
	Plantronics Inc.	10,000	515
*	MaxLinear Inc.	19,100	514
*	Electronics For Imaging Inc.	13,700	509
*	Diodes Inc.	13,800	503
*	Luxoft Holding Inc. Class A	8,000	467
*	MicroStrategy Inc. Class A	3,000	449
*	Mimecast Ltd.	8,700	448
*	ScanSource Inc.	11,700	440
	TiVo Corp.	46,562	436
*	Synaptics Inc.	11,500	433

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Pitney Bowes Inc.	60,747	432
	CSG Systems International Inc.	9,600	429
	Ebix Inc.	8,400	424
*	Cray Inc.	15,800	415
*	Rambus Inc.	35,400	406
*	NETGEAR Inc.	12,600	391
	Xperi Corp.	15,300	380
*	3D Systems Corp.	34,900	371
*	Stratasys Ltd.	15,900	370
	NIC Inc.	20,000	345
*	NextGen Healthcare Inc.	16,200	304
	ADTRAN Inc.	16,800	288
	Monotype Imaging Holdings Inc.	16,300	281
	Shutterstock Inc.	6,900	279
	Forrester Research Inc.	5,475	278
	ASE Technology Holding Co. Ltd. ADR	59,923	273
*	Amkor Technology Inc.	30,000	272
*	21Vianet Group Inc. ADR	33,714	265
*	Perficient Inc.	8,500	250
*	Cision Ltd.	18,700	226
*	Infinera Corp.	50,200	218
*	Loral Space & Communications Inc.	5,577	205
*	Endurance International Group Holdings Inc.	22,000	122
			2,076,683
Telecommunications (1.0%)
	Verizon Communications Inc.	1,373,486	78,550
	AT&T Inc.	2,416,699	74,821
*	T-Mobile US Inc.	101,511	7,409
	CenturyLink Inc.	310,990	3,551
*	Zayo Group Holdings Inc.	78,800	2,466
*	Sprint Corp.	213,621	1,192
	Telephone & Data Systems Inc.	32,573	1,038
*	8x8 Inc.	36,900	883
*	Iridium Communications Inc.	29,700	816
*	Vonage Holdings Corp.	71,800	698
	Shenandoah Telecommunications Co.	16,550	684
*,^	GTT Communications Inc.	13,100	550
*	Intelsat SA	18,700	378
*	United States Cellular Corp.	4,600	221
	ATN International Inc.	3,600	220
	Consolidated Communications Holdings Inc.	28,251	146
			173,623
Utilities (1.7%)
	NextEra Energy Inc.	160,289	31,167
	Duke Energy Corp.	237,631	21,653
	Dominion Energy Inc.	255,316	19,881
	Southern Co.	339,151	18,050
	Exelon Corp.	321,994	16,406
	American Electric Power Co. Inc.	162,111	13,869
	Sempra Energy	90,727	11,608
	Public Service Enterprise Group Inc.	165,244	9,857
	Xcel Energy Inc.	173,748	9,817
	Consolidated Edison Inc.	100,826	8,687
	WEC Energy Group Inc.	104,553	8,200
	Eversource Energy	108,791	7,796
	DTE Energy Co.	61,415	7,720
	PPL Corp.	241,231	7,529
	FirstEnergy Corp.	167,280	7,031
	Edison International	105,313	6,716
	American Water Works Co. Inc.	59,531	6,441
	Ameren Corp.	86,258	6,277
	Entergy Corp.	61,127	5,923
	CenterPoint Energy Inc.	167,679	5,198
	Evergy Inc.	88,909	5,141

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

Shares	Market Value ($000)
CMS Energy Corp.	85,119	4,728
AES Corp.	222,031	3,801
*	PG&E Corp.	168,364	3,792
NRG Energy Inc.	89,154	3,670
Vistra Energy Corp.	134,215	3,657
Atmos Energy Corp.	34,464	3,527
Pinnacle West Capital Corp.	35,940	3,424
NiSource Inc.	123,016	3,417
UGI Corp.	59,150	3,224
Alliant Energy Corp.	65,292	3,084
Aqua America Inc.	70,844	2,767
IDACORP Inc.	16,100	1,594
New Jersey Resources Corp.	31,200	1,562
National Fuel Gas Co.	25,992	1,539
Southwest Gas Holdings Inc.	17,600	1,464
Portland General Electric Co.	27,825	1,456
ONE Gas Inc.	16,276	1,441
Hawaiian Electric Industries Inc.	33,700	1,398
ALLETE Inc.	16,700	1,360
Spire Inc.	16,000	1,347
PNM Resources Inc.	27,900	1,296
Black Hills Corp.	16,900	1,230
NorthWestern Corp.	17,100	1,194
MGE Energy Inc.	14,445	979
South Jersey Industries Inc.	28,900	928
American States Water Co.	13,000	925
Avista Corp.	21,000	906
Avangrid Inc.	17,500	896
California Water Service Group	17,100	862
El Paso Electric Co.	14,100	862
Pattern Energy Group Inc. Class A	30,752	711
Northwest Natural Holding Co.	10,300	689
Ormat Technologies Inc. (XNYS)	10,600	619
SJW Group	7,056	438
Atlantica Yield plc	18,701	383
*	Evoqua Water Technologies Corp.	23,800	324
TerraForm Power Inc. Class A	22,998	312
Ormat Technologies Inc. (XTAE)	2,610	153
300,926
9,641,934
Total Common Stocks (Cost $14,882,617)	17,604,144
Preferred Stocks (0.0%)
GCI Liberty Inc. Pfd., 7.00%, 3/10/39	865	22
*,§,4	CJ Corp - Convert Preference shares	576	13
Total Preferred Stocks (Cost $9)	35

Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
5,6	Vanguard Market Liquidity Fund	2.545%	1,711,307	171,148

Maturity Date
U.S. Government and Agency Obligations (0.0%)
7	United States Treasury Bill	2.474%	5/9/19	3,000	2,998

Vanguard® Total World Stock Index Fund

Schedule of Investments

April 30, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
7	United States Treasury Bill	2.497%	5/23/19	400	400
					3,398
Total Temporary Cash Investments (Cost $174,530)					174,546
Total Investments (100.8%) (Cost $15,057,156)					17,778,725
Other Assets and Liabilities—Net (-0.8%)[6]					(148,385)
Net Assets (100%)					17,630,340

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $139,382,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.7%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $130,105,000, representing 0.7% of net assets.

3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $158,347,000 of collateral received for securities on loan.
7	Securities with a value of $3,398,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA6282 062019

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Australia (4.7%)
	Commonwealth Bank of Australia	3,127,085	164,345
	BHP Group Ltd.	5,255,237	139,066
	Westpac Banking Corp.	6,091,069	118,327
	CSL Ltd.	801,026	112,353
	Australia & New Zealand Banking Group Ltd.	5,099,040	97,823
	National Australia Bank Ltd.	4,851,573	86,625
	Woolworths Group Ltd.	2,332,078	52,361
	Macquarie Group Ltd.	547,268	52,009
	Wesfarmers Ltd.	2,009,209	50,998
	Transurban Group	4,731,797	44,807
	Rio Tinto Ltd.	659,751	44,469
	Woodside Petroleum Ltd.	1,649,033	41,110
	Goodman Group	3,139,066	29,211
	Scentre Group	9,062,253	24,445
	Newcrest Mining Ltd.	1,360,457	24,033
	Brambles Ltd.	2,824,829	24,004
	Amcor Ltd.	2,042,867	23,092
	Insurance Australia Group Ltd.	4,123,593	22,913
	Suncorp Group Ltd.	2,313,062	21,646
	South32 Ltd.	9,129,692	21,563
	QBE Insurance Group Ltd.	2,362,746	21,551
	Aristocrat Leisure Ltd.	1,134,889	20,892
	AGL Energy Ltd.	1,173,499	18,410
	ASX Ltd.	340,782	17,904
*	Coles Group Ltd.	2,008,870	17,861
	Telstra Corp. Ltd.	7,345,320	17,495
	Origin Energy Ltd.	3,081,431	16,013
	Dexus	1,788,362	15,789
	Santos Ltd.	3,103,028	15,703
	Treasury Wine Estates Ltd.	1,265,122	15,346
	Sonic Healthcare Ltd.	813,309	14,708
	Fortescue Metals Group Ltd.	2,858,185	14,443
	APA Group	2,094,271	14,216
	Mirvac Group	6,539,363	13,091
	Cochlear Ltd.	98,782	13,057
	GPT Group	3,183,578	12,878
	Oil Search Ltd.	2,299,581	12,593
	Stockland	4,287,761	11,415
	Tabcorp Holdings Ltd.	3,327,830	11,237
	Aurizon Holdings Ltd.	3,276,740	10,995
	Computershare Ltd.	850,457	10,699
	James Hardie Industries plc	777,746	10,581
	Sydney Airport	1,952,913	10,497
	Ramsay Health Care Ltd.	227,496	10,477
	Vicinity Centres	5,617,408	10,074
	Medibank Pvt Ltd.	4,897,183	9,870
	Lendlease Group	1,000,140	9,379
	BlueScope Steel Ltd.	967,751	9,196
	Orica Ltd.	670,464	8,791
	Caltex Australia Ltd.	448,461	8,599
	AMP Ltd.	5,148,405	8,253
	SEEK Ltd.	617,717	7,934
	Magellan Financial Group Ltd.	241,064	7,588
	Boral Ltd.	2,066,102	7,074
	Incitec Pivot Ltd.	2,959,376	7,033
	Alumina Ltd.	4,412,274	6,982
*	Xero Ltd.	164,831	6,340
	CIMIC Group Ltd.	176,000	6,279
	Crown Resorts Ltd.	660,359	6,190
	WorleyParsons Ltd.	610,773	6,155
	Atlas Arteria Ltd.	1,239,697	6,122

1

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Bendigo & Adelaide Bank Ltd.	836,766	6,078
	Northern Star Resources Ltd.	1,028,560	5,956
	Coca-Cola Amatil Ltd.	931,634	5,779
	Challenger Ltd.	997,814	5,776
	Downer EDI Ltd.	1,045,731	5,710
	Healthscope Ltd.	3,138,782	5,423
	DuluxGroup Ltd.	751,548	5,167
	REA Group Ltd.	91,079	5,133
	ALS Ltd.	896,721	5,027
	Star Entertainment Grp Ltd.	1,543,599	4,943
	Bank of Queensland Ltd.	739,634	4,834
	Orora Ltd.	2,257,809	4,824
	Iluka Resources Ltd.	771,346	4,707
	Ansell Ltd.	244,394	4,653
	Qantas Airways Ltd.	1,120,595	4,433
	Evolution Mining Ltd.	1,939,345	4,372
	AusNet Services	3,359,957	4,207
	OZ Minerals Ltd.	576,956	4,062
	Whitehaven Coal Ltd.	1,267,536	3,759
	Domino’s Pizza Enterprises Ltd.	111,198	3,371
^	Metcash Ltd.	1,577,244	3,191
^	Seven Group Holdings Ltd.	227,696	3,148
	TPG Telecom Ltd.	662,464	3,148
	Shopping Centres Australasia Property Group	1,647,579	2,977
^	Harvey Norman Holdings Ltd.	997,151	2,932
*	Vocus Group Ltd.	1,042,002	2,870
	Flight Centre Travel Group Ltd.	103,890	2,814
	IOOF Holdings Ltd.	594,025	2,719
	Adelaide Brighton Ltd.	811,033	2,478
	Perpetual Ltd.	83,541	2,412
	CSR Ltd.	903,023	2,268
	Qube Holdings Ltd.	1,108,292	2,212
	Sims Metal Management Ltd.	288,184	2,099
	WiseTech Global Ltd.	131,501	2,082
*	Nufarm Ltd.	560,029	2,001
	Washington H Soul Pattinson & Co. Ltd.	107,906	1,750
^	Platinum Asset Management Ltd.	400,275	1,407
^	Domain Holdings Australia Ltd.	408,442	779
*,^	OneMarket Ltd.	165,360	94
*	Seven West Media Ltd.	9,524	4
			1,816,509
Austria (0.2%)
	Erste Group Bank AG	505,557	20,230
	OMV AG	242,502	13,008
	voestalpine AG	200,924	6,465
	Raiffeisen Bank International AG	237,327	6,330
	ANDRITZ AG	124,680	5,954
*	Verbund AG	118,689	5,894
	Vienna Insurance Group AG Wiener Versicherung Gruppe	69,813	1,944
	Telekom Austria AG Class A	235,159	1,763
			61,588
Belgium (0.7%)
^	Anheuser-Busch InBev SA	1,368,426	121,663
	KBC Group NV	477,788	35,469
	Ageas	328,203	17,344
	UCB SA	214,173	17,022
	Solvay SA Class A	121,937	14,703
	Umicore SA	360,108	13,975
	Groupe Bruxelles Lambert SA	127,340	12,194
	Proximus SADP	250,430	7,014
	Colruyt SA	91,577	6,611
	Ackermans & van Haaren NV	40,338	6,500
	Sofina SA	27,599	5,685
	Telenet Group Holding NV	86,230	4,580

2

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	bpost SA	9,988	120
			262,880
Brazil (1.9%)
	Itau Unibanco Holding SA ADR	6,851,282	59,264
	Banco Bradesco SA ADR	6,332,131	57,369
	Petroleo Brasileiro SA Preference Shares	3,631,108	50,109
	Vale SA Class B ADR	3,275,639	41,863
	Vale SA	2,751,855	35,161
	B3 SA - Brasil Bolsa Balcao	3,529,129	31,006
	Banco do Brasil SA	1,869,186	23,682
	Itausa - Investimentos Itau SA Preference Shares	7,754,457	23,553
	Ambev SA ADR	4,618,426	21,753
	Petroleo Brasileiro SA	1,037,376	15,799
	Lojas Renner SA	1,269,201	15,174
	Ambev SA	3,190,340	15,028
	Banco Bradesco SA	1,801,476	14,242
	Petroleo Brasileiro SA	1,849,132	14,129
	Itau Unibanco Holding SA Preference Shares	1,368,782	11,809
	Suzano SA	1,054,500	10,953
	Localiza Rent a Car SA	1,010,016	9,325
	Banco Bradesco SA Preference Shares	1,002,550	9,097
	JBS SA	1,753,974	8,843
*	Rumo SA	1,908,642	8,810
	IRB Brasil Resseguros S/A	366,996	8,789
	BB Seguridade Participacoes SA	1,197,428	8,630
	Ultrapar Participacoes SA	1,539,274	8,244
	Banco Santander Brasil SA	694,800	7,976
*	BRF SA	943,962	7,475
	Cia de Saneamento Basico do Estado de Sao Paulo	605,717	7,260
	Petroleo Brasileiro SA Preference Shares	1,039,239	7,185
	Raia Drogasil SA	403,170	7,109
	Kroton Educacional SA	2,644,892	6,577
	Magazine Luiza SA	133,900	6,531
*	Equatorial Energia SA	303,326	6,351
	WEG SA	1,295,841	6,140
	CCR SA	2,038,179	6,076
	Lojas Americanas SA Preference Shares	1,370,400	5,494
	Klabin SA	1,274,084	5,394
	Telefonica Brasil SA Preference Shares	451,035	5,357
	Embraer SA ADR	250,821	5,019
	Hypera SA	673,633	4,824
	Natura Cosmeticos SA	330,431	4,402
	BR Malls Participacoes SA	1,383,170	4,339
	Centrais Eletricas Brasileiras SA	514,399	4,290
	Centrais Eletricas Brasileiras SA Preference Shares	452,976	4,003
	Cielo SA	1,982,276	3,883
	Petrobras Distribuidora SA	605,467	3,660
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	148,030	3,643
	TIM Participacoes SA	1,212,530	3,615
	Banco BTG Pactual SA	338,305	3,570
	Cosan SA	297,034	3,551
	Telefonica Brasil SA ADR	284,637	3,387
	Energisa SA	317,324	3,383
	Cia Energetica de Minas Gerais Preference Shares	893,265	3,358
	Gerdau SA Preference Shares	924,486	3,336
^	Gerdau SA ADR	918,446	3,288
	Engie Brasil Energia SA	286,510	3,251
	Atacadao SA	589,612	3,188
	Sul America SA	400,512	3,187
	Cia Brasileira de Distribuicao ADR	127,955	3,143
	Estacio Participacoes SA	447,100	3,099
	Bradespar SA Preference Shares	380,200	3,093
*	Azul SA Prior Preference Shares	347,326	3,012
*	B2W Cia Digital	300,400	2,930

3

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Itau Unibanco Holding SA	389,931	2,919
	Notre Dame Intermedica Participacoes SA	322,600	2,889
^	Cia Energetica de Minas Gerais ADR	733,720	2,715
	Multiplan Empreendimentos Imobiliarios SA	441,017	2,695
	Braskem SA Preference Shares	202,500	2,468
	Transmissora Alianca de Energia Eletrica SA	363,844	2,436
	EDP - Energias do Brasil SA	507,745	2,267
	Cia Siderurgica Nacional SA ADR	615,490	2,247
	Porto Seguro SA	160,612	2,217
	Banco do Estado do Rio Grande do Sul SA Preference Shares	341,200	2,125
	Cia Siderurgica Nacional SA	542,300	2,011
	Odontoprev SA	441,600	1,881
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	347,296	1,860
	Fleury SA	350,400	1,854
2	Hapvida Participacoes e Investimentos SA	232,500	1,794
^	Braskem SA ADR	71,344	1,744
	M Dias Branco SA	143,886	1,526
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	647,500	1,425
	Cia Paranaense de Energia ADR	136,574	1,423
	Sao Martinho SA	268,200	1,306
	Embraer SA	254,700	1,276
	Alpargatas SA Preference Shares	309,500	1,235
	Lojas Americanas SA	356,505	1,164
	Cia Energetica de Minas Gerais	243,419	1,097
	CVC Brasil Operadora e Agencia de Viagens SA	69,400	1,005
	Grendene SA	407,600	763
	TIM Participacoes SA ADR	45,321	671
	Via Varejo SA	641,700	671
	Cia Paranaense de Energia	54,500	529
	Guararapes Confeccoes SA	13,000	478
	Qualicorp Consultoria e Corretora de Seguros SA	105,100	461
*	BRF SA ADR	50,677	397
	Smiles Fidelidade SA	28,330	354
	Cia Paranaense de Energia Preference Shares	29,900	314
	Itausa - Investimentos Itau SA	2,900	10
			730,238
Canada (6.0%)
^	Royal Bank of Canada	2,574,436	205,175
	Toronto-Dominion Bank	3,288,475	187,583
	Enbridge Inc. (XTSE)	3,514,384	129,825
	Bank of Nova Scotia	2,199,772	121,146
	Canadian National Railway Co. (Toronto Shares)	1,287,720	119,612
	Suncor Energy Inc.	2,865,833	94,508
	Bank of Montreal	1,149,396	90,788
	TransCanada Corp.	1,615,100	77,084
	Brookfield Asset Management Inc. Class A (XTSE)	1,496,592	72,154
	Canadian Imperial Bank of Commerce	790,904	66,598
^	Manulife Financial Corp.	3,504,570	64,535
	Canadian Natural Resources Ltd.	2,117,374	63,567
	Nutrien Ltd.	1,087,135	58,962
	Canadian Pacific Railway Ltd.	250,036	56,022
	Sun Life Financial Inc.	1,083,600	45,020
^	Alimentation Couche-Tard Inc. Class B	756,594	44,610
	Waste Connections Inc.	463,891	43,055
*	Shopify Inc. Class A	170,300	41,409
	Rogers Communications Inc. Class B	638,920	32,168
	Pembina Pipeline Corp.	890,726	31,847
*	CGI Inc.	441,115	31,751
^	Constellation Software Inc.	35,252	31,104
	Magna International Inc.	543,742	30,266
	National Bank of Canada	598,645	28,518
	Fortis Inc.	756,729	27,971
	Restaurant Brands International Inc.	416,784	27,203
	Barrick Gold Corp. (XTSE)	2,015,327	25,618

4

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	BCE Inc.	527,315	23,593
	Franco-Nevada Corp.	323,771	23,198
	Fairfax Financial Holdings Ltd.	48,030	22,905
	Thomson Reuters Corp.	369,206	22,816
	Teck Resources Ltd. Class B	894,168	21,144
	Intact Financial Corp.	246,529	20,170
	Encana Corp.	2,636,110	18,260
	Cenovus Energy Inc.	1,811,593	17,958
	Dollarama Inc.	569,790	17,115
	Agnico Eagle Mines Ltd.	410,152	16,985
	Wheaton Precious Metals Corp.	780,553	16,885
	Loblaw Cos. Ltd.	329,304	16,132
	Power Corp. of Canada	697,242	15,999
	Shaw Communications Inc. Class B	778,624	15,768
	Metro Inc.	424,365	15,363
*	Bausch Health Cos. Inc.	605,537	13,985
	Saputo Inc.	387,448	13,248
	TELUS Corp.	348,795	12,843
	Great-West Lifeco Inc.	501,229	12,597
	Imperial Oil Ltd.	428,837	12,458
^	Canadian Tire Corp. Ltd. Class A	107,595	11,843
*	Barrick Gold Corp. (XLON)	1,025,968	11,391
^	Inter Pipeline Ltd.	683,624	11,134
	Power Financial Corp.	446,204	10,635
^	RioCan REIT	552,154	10,617
	George Weston Ltd.	124,074	9,264
2	Hydro One Ltd.	568,914	9,207
	SNC-Lavalin Group Inc.	311,032	7,754
	Canadian Utilities Ltd. Class A	229,549	6,328
	Husky Energy Inc.	563,612	6,117
^	IGM Financial Inc.	160,574	4,435
	Enbridge Inc. (XNYS)	30,400	1,123
	Barrick Gold Corp. (XNYS)	61,406	781
	Tourmaline Oil Corp.	22,367	334
	Brookfield Asset Management Inc. Class A (XNYS)	6,899	332
*	BlackBerry Ltd.	26,910	247
	CI Financial Corp.	13,824	199
*	Turquoise Hill Resources Ltd.	24,592	37
	ARC Resources Ltd.	975	6
	Crescent Point Energy Corp.	873	3
			2,299,308
Chile (0.3%)
	Empresas COPEC SA	860,794	10,803
	SACI Falabella	1,294,555	9,557
	Banco de Chile	48,917,371	7,177
	Empresas CMPC SA	2,041,024	6,870
	Enel Americas SA ADR	705,290	6,164
	Banco Santander Chile ADR	218,148	6,108
	Latam Airlines Group SA	547,808	5,433
	Banco de Credito e Inversiones SA	75,700	5,040
^	Sociedad Quimica y Minera de Chile SA ADR	129,641	4,621
	Cencosud SA	2,434,131	4,618
	Cia Cervecerias Unidas SA	265,975	3,676
	Aguas Andinas SA Class A	4,926,765	2,837
*	Parque Arauco SA	1,018,325	2,812
	Colbun SA	12,385,581	2,769
	Itau CorpBanca	308,343,287	2,754
	Empresa Nacional de Telecomunicaciones SA	258,324	2,705
	Enel Americas SA	14,064,245	2,468
	Enel Chile SA	21,704,937	2,187
	Enel Chile SA ADR	380,187	1,912
	Engie Energia Chile SA	869,081	1,667
	Banco Santander Chile	22,088,399	1,552
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,430

5

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	AES Gener SA	4,708,715	1,279
	Plaza SA	511,407	1,223
	Embotelladora Andina SA Preference Shares	341,518	1,219
	SONDA SA	17,870	28
			98,909
China (7.7%)
	Tencent Holdings Ltd.	10,087,061	497,168
*	Alibaba Group Holding Ltd. ADR	2,133,426	395,900
	China Construction Bank Corp.	158,808,544	140,000
	Ping An Insurance Group Co. of China Ltd.	8,856,189	107,201
	Industrial & Commercial Bank of China Ltd.	138,965,640	104,524
	China Mobile Ltd.	9,401,067	89,699
*	Baidu Inc. ADR	492,117	81,805
	Bank of China Ltd.	134,680,788	64,311
	CNOOC Ltd.	28,222,400	51,261
*	JD.com Inc. ADR	1,410,266	42,689
	China Life Insurance Co. Ltd.	13,167,341	37,416
	NetEase Inc. ADR	128,206	36,478
	China Petroleum & Chemical Corp.	45,293,284	34,817
	China Merchants Bank Co. Ltd.	6,654,820	32,935
*	Ctrip.com International Ltd. ADR	673,018	29,646
	China Overseas Land & Investment Ltd.	6,767,820	25,357
	Agricultural Bank of China Ltd.	54,426,233	25,155
*,^,2	Xiaomi Corp. Class B	15,765,954	24,231
	PetroChina Co. Ltd.	36,887,234	23,383
*	New Oriental Education & Technology Group Inc. ADR	242,380	23,138
*	TAL Education Group ADR	562,251	21,630
	Country Garden Holdings Co. Ltd.	12,990,756	20,934
	China Resources Land Ltd.	4,735,214	20,623
	Sunac China Holdings Ltd.	3,871,164	19,950
	China Pacific Insurance Group Co. Ltd.	4,553,095	18,685
	Geely Automobile Holdings Ltd.	8,575,610	17,275
	Shenzhou International Group Holdings Ltd.	1,278,915	17,190
2	China Tower Corp. Ltd.	62,594,342	16,947
	CSPC Pharmaceutical Group Ltd.	7,683,115	14,830
	ANTA Sports Products Ltd.	2,103,368	14,793
	Sunny Optical Technology Group Co. Ltd.	1,150,319	14,072
	PICC Property & Casualty Co. Ltd.	11,928,594	13,402
	China Shenhua Energy Co. Ltd.	6,018,388	13,321
	Anhui Conch Cement Co. Ltd.	2,105,155	12,849
	CITIC Ltd.	8,807,275	12,826
	China Resources Beer Holdings Co. Ltd.	2,799,860	12,811
	China Telecom Corp. Ltd.	24,683,541	12,793
	ENN Energy Holdings Ltd.	1,334,012	12,608
	China Unicom Hong Kong Ltd.	10,544,713	12,521
	China Evergrande Group	3,829,377	12,281
*	58.com Inc. ADR	169,086	12,139
	Bank of Communications Co. Ltd.	14,071,925	11,869
	ZTO Express Cayman Inc. ADR	576,988	11,499
	Hengan International Group Co. Ltd.	1,278,808	11,243
*,^	Autohome Inc. ADR	96,891	11,190
	Sino Biopharmaceutical Ltd.	11,347,902	10,926
	Longfor Group Holdings Ltd.	2,934,934	10,852
	China Vanke Co. Ltd.	2,653,298	10,266
^	China Conch Venture Holdings Ltd.	2,919,869	9,870
	Guangdong Investment Ltd.	5,197,851	9,723
*,2	Wuxi Biologics Cayman Inc.	964,480	9,717
	China CITIC Bank Corp. Ltd.	14,750,362	9,465
	China Gas Holdings Ltd.	2,865,915	9,245
	China Minsheng Banking Corp. Ltd.	11,799,233	8,868
	CITIC Securities Co. Ltd.	4,070,490	8,823
	New China Life Insurance Co. Ltd.	1,590,338	8,820
2	Postal Savings Bank of China Co. Ltd.	14,250,000	8,672
^	BYD Co. Ltd.	1,212,355	8,273

6

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Alibaba Health Information Technology Ltd.	6,739,236	8,072
	Haitong Securities Co. Ltd.	6,252,193	8,063
	Huazhu Group Ltd. ADR	183,544	7,782
	China Taiping Insurance Holdings Co. Ltd.	2,555,564	7,772
	China Communications Construction Co. Ltd.	7,901,026	7,610
	Sinopharm Group Co. Ltd.	1,820,103	7,154
*	BeiGene Ltd. ADR	57,462	7,138
*	SINA Corp.	109,630	6,900
	China Resources Gas Group Ltd.	1,486,547	6,900
	China Jinmao Holdings Group Ltd.	10,538,005	6,833
	China National Building Material Co. Ltd.	7,122,272	6,629
*	Vipshop Holdings Ltd. ADR	767,971	6,612
	Shimao Property Holdings Ltd.	2,162,128	6,590
	Haier Electronics Group Co. Ltd.	2,299,646	6,575
*,^	Meituan Dianping Class B	897,313	6,535
	Fosun International Ltd.	4,199,635	6,524
	China Everbright International Ltd.	6,585,362	6,457
*,^	Weibo Corp. ADR	93,369	6,396
*	YY Inc. ADR	74,900	6,337
	CRRC Corp. Ltd.	7,163,053	6,257
	Guangzhou Automobile Group Co. Ltd.	5,755,847	6,199
*,2	People’s Insurance Co. Group of China Ltd.	15,013,161	6,148
	Momo Inc. ADR	174,217	6,110
2	Huatai Securities Co. Ltd.	3,134,775	5,908
	China Railway Group Ltd.	7,342,352	5,791
	Weichai Power Co. Ltd.	3,406,438	5,577
2	CGN Power Co. Ltd.	20,834,267	5,497
*	Alibaba Pictures Group Ltd.	24,418,648	5,488
*	Li Ning Co. Ltd.	2,970,617	5,397
	Brilliance China Automotive Holdings Ltd.	4,892,396	5,389
	Kunlun Energy Co. Ltd.	5,081,523	5,375
	Huaneng Power International Inc.	8,203,982	5,252
*,^	iQIYI Inc. ADR	237,272	5,246
	Beijing Enterprises Holdings Ltd.	945,481	5,038
	Dongfeng Motor Group Co. Ltd.	4,990,627	4,848
	TravelSky Technology Ltd.	1,854,703	4,770
	Beijing Enterprises Water Group Ltd.	7,632,280	4,736
	China Cinda Asset Management Co. Ltd.	17,702,693	4,721
	Zhuzhou CRRC Times Electric Co. Ltd.	927,909	4,714
^	Great Wall Motor Co. Ltd.	5,744,303	4,678
	Tsingtao Brewery Co. Ltd.	722,108	4,606
	China Resources Power Holdings Co. Ltd.	3,282,409	4,593
	China Merchants Port Holdings Co. Ltd.	2,246,031	4,543
2	China Galaxy Securities Co. Ltd.	6,841,777	4,483
	Yangzijiang Shipbuilding Holdings Ltd.	3,876,745	4,482
	ZTE Corp.	1,387,788	4,424
*	Pinduoduo Inc. ADR	197,421	4,389
2	China Resources Pharmaceutical Group Ltd.	3,075,000	4,376
	Far East Horizon Ltd.	3,881,070	4,314
2	3SBio Inc.	2,319,075	4,288
	China Railway Construction Corp. Ltd.	3,603,245	4,258
	China Longyuan Power Group Corp. Ltd.	6,120,785	4,221
	Zijin Mining Group Co. Ltd.	10,489,955	4,098
	CIFI Holdings Group Co. Ltd.	6,134,000	4,076
2	China International Capital Corp. Ltd.	1,873,526	4,030
	China Resources Cement Holdings Ltd.	4,001,334	4,012
	Yanzhou Coal Mining Co. Ltd.	3,700,246	3,950
	Kingboard Holdings Ltd.	1,206,048	3,932
*	51job Inc. ADR	42,500	3,924
	Agile Group Holdings Ltd.	2,577,637	3,894
*	Genscript Biotech Corp.	1,506,000	3,844
	Kingsoft Corp. Ltd.	1,491,944	3,821
	Guangzhou R&F Properties Co. Ltd.	1,919,933	3,819
	China Communications Services Corp. Ltd.	4,725,612	3,811

7

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,2	China Huarong Asset Management Co. Ltd.	17,723,874	3,801
	Air China Ltd.	3,134,115	3,738
2	Guotai Junan Securities Co. Ltd.	1,723,200	3,681
*	Country Garden Services Holdings Co. Ltd.	1,978,293	3,654
	China Oilfield Services Ltd.	3,396,300	3,637
	GF Securities Co. Ltd.	2,665,226	3,608
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,026,746	3,532
2	Fuyao Glass Industry Group Co. Ltd.	968,310	3,406
	Future Land Development Holdings Ltd.	2,842,000	3,389
	China State Construction International Holdings Ltd.	3,236,567	3,359
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,591,477	3,333
^	China Hongqiao Group Ltd.	4,024,000	3,317
	Sinopec Shanghai Petrochemical Co. Ltd.	7,202,331	3,262
	Shenzhen International Holdings Ltd.	1,509,089	3,262
	Jiangsu Expressway Co. Ltd.	2,244,544	3,196
*	GDS Holdings Ltd. ADR	79,600	3,115
	COSCO SHIPPING Ports Ltd.	3,089,985	3,082
	Nine Dragons Paper Holdings Ltd.	3,086,292	2,856
	Jiangxi Copper Co. Ltd.	2,134,248	2,831
	Chongqing Rural Commercial Bank Co. Ltd.	4,824,070	2,822
	Zhongsheng Group Holdings Ltd.	1,071,048	2,818
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,850,328	2,802
	Beijing Capital International Airport Co. Ltd.	3,108,557	2,767
	China Molybdenum Co. Ltd.	7,319,571	2,761
	Logan Property Holdings Co. Ltd.	1,722,000	2,740
	China Southern Airlines Co. Ltd.	3,139,017	2,729
	AviChina Industry & Technology Co. Ltd.	4,548,954	2,677
	Zhejiang Expressway Co. Ltd.	2,481,267	2,661
*	Aluminum Corp. of China Ltd.	6,699,377	2,606
	China Everbright Bank Co. Ltd.	5,257,872	2,597
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,714,195	2,596
	China Everbright Ltd.	1,414,465	2,579
	China Reinsurance Group Corp.	12,502,576	2,551
	KWG Group Holdings Ltd.	2,165,909	2,540
	Yuexiu Property Co. Ltd.	10,910,772	2,533
^,2	Luye Pharma Group Ltd.	2,789,930	2,531
2	Dali Foods Group Co. Ltd.	3,553,697	2,524
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,101,854	2,517
	Huaneng Renewables Corp. Ltd.	8,713,075	2,512
*,^	GOME Retail Holdings Ltd.	21,740,203	2,497
	Haitian International Holdings Ltd.	992,063	2,488
	Sinotruk Hong Kong Ltd.	1,134,699	2,463
	Lee & Man Paper Manufacturing Ltd.	2,984,743	2,423
2	Sinopec Engineering Group Co. Ltd.	2,499,381	2,417
	BYD Electronic International Co. Ltd.	1,343,500	2,409
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,207,794	2,388
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	455,398	2,364
	Sino-Ocean Group Holding Ltd.	4,966,254	2,231
	Shenzhen Investment Ltd.	5,368,281	2,136
2	China Merchants Securities Co. Ltd.	1,548,200	2,119
	China Power International Development Ltd.	7,499,691	1,998
*,2	Haidilao International Holding Ltd.	511,000	1,970
*,^	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	1,959
2	China Railway Signal & Communication Corp. Ltd.	2,663,068	1,956
	China Eastern Airlines Corp. Ltd.	2,713,145	1,928
	Shanghai Electric Group Co. Ltd.	4,869,316	1,901
	China Medical System Holdings Ltd.	2,131,715	1,894
	Sihuan Pharmaceutical Holdings Group Ltd.	6,909,000	1,862
	Shanghai Industrial Holdings Ltd.	782,587	1,841
	Kingboard Laminates Holdings Ltd.	1,730,370	1,820
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	499,823	1,806
2	Legend Holdings Corp.	660,170	1,801
	Anhui Gujing Distillery Co. Ltd. Class B	207,439	1,755
2	BAIC Motor Corp. Ltd.	2,474,692	1,737

8

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,^,2	China Literature Ltd.	379,000	1,725
	Shenzhen Expressway Co. Ltd.	1,375,216	1,675
*,^	Health & Happiness H&H International Holdings Ltd.	258,876	1,590
	China Coal Energy Co. Ltd.	3,589,638	1,585
	Poly Property Group Co. Ltd.	3,723,998	1,562
	Zhaojin Mining Industry Co. Ltd.	1,777,048	1,531
*,^	GCL-Poly Energy Holdings Ltd.	21,341,024	1,525
^	Fullshare Holdings Ltd.	13,369,594	1,500
	Sinotrans Ltd.	3,559,860	1,463
^	BBMG Corp.	4,032,760	1,420
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,185,196	1,413
	Guangshen Railway Co. Ltd.	3,882,327	1,392
*,^,2	Ping An Healthcare and Technology Co. Ltd.	282,900	1,388
	Maanshan Iron & Steel Co. Ltd.	2,989,903	1,378
	Metallurgical Corp. of China Ltd.	4,915,562	1,361
^,2	CSC Financial Co. Ltd.	1,557,500	1,330
*,2	Qingdao Port International Co. Ltd.	1,871,000	1,300
*,^	NIO Inc. ADR	267,500	1,297
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	2,192,481	1,287
	China Zhongwang Holdings Ltd.	2,321,876	1,268
^	Xinjiang Goldwind Science & Technology Co. Ltd.	1,147,898	1,254
	Angang Steel Co. Ltd.	1,855,537	1,249
	Datang International Power Generation Co. Ltd.	4,780,668	1,238
	Lao Feng Xiang Co. Ltd. Class B	347,021	1,198
	Huadian Power International Corp. Ltd.	2,800,361	1,196
	Greentown China Holdings Ltd.	1,314,020	1,191
	Bosideng International Holdings Ltd.	4,325,541	1,191
	Yanlord Land Group Ltd.	1,089,100	1,170
*,2	Meitu Inc.	3,155,000	1,161
	China Agri-Industries Holdings Ltd.	3,592,447	1,158
*	SOHO China Ltd.	3,172,994	1,151
	Hopson Development Holdings Ltd.	1,046,475	1,149
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,914,864	1,123
	China BlueChemical Ltd.	3,179,895	1,084
^,2	Orient Securities Co. Ltd.	1,397,600	1,011
	China Dongxiang Group Co. Ltd.	6,609,598	978
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	944
	CIMC Enric Holdings Ltd.	968,225	943
	China International Marine Containers Group Co. Ltd.	747,489	943
*	CAR Inc.	1,160,492	940
*	HengTen Networks Group Ltd.	32,480,941	931
^	Jiayuan International Group Ltd.	2,022,000	905
	Shanghai Baosight Software Co. Ltd. Class B	387,642	896
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	869
*	COSCO SHIPPING Development Co. Ltd.	6,273,407	848
^	Shandong Chenming Paper Holdings Ltd.	1,632,311	847
2	Red Star Macalline Group Corp. Ltd.	886,080	840
*	Jiangxi Bank Co. Ltd.	1,039,500	834
	Landing International Development Ltd.	2,490,000	796
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	771
	Livzon Pharmaceutical Group Inc.	211,666	770
	China South City Holdings Ltd.	5,066,311	769
	China Machinery Engineering Corp.	1,583,516	767
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	754
	Huaxin Cement Co. Ltd. Class B	255,895	753
	Guangdong Electric Power Development Co. Ltd. Class B	2,142,591	736
*	Sinopec Oilfield Service Corp.	5,124,643	686
	Weifu High-Technology Group Co. Ltd. Class B	347,462	678
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	365,578	678
	Shandong Chenming Paper Holdings Ltd. Class B	1,279,650	651
	CSG Holding Co. Ltd. Class B	1,739,237	606
	Xinhua Winshare Publishing and Media Co. Ltd.	768,000	590
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	263,015	581
	Anhui Expressway Co. Ltd.	857,659	580

9

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	468,037	576
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	226,000	559
	BOE Technology Group Co. Ltd. Class B	1,542,620	554
	Beijing Jingneng Clean Energy Co. Ltd.	2,736,885	549
*,§,2	Tianhe Chemicals Group Ltd.	3,538,329	528
	Sichuan Expressway Co. Ltd.	1,539,487	514
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	339,821	504
	Central China Securities Co. Ltd.	1,920,000	495
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	493
*	Dongfang Electric Corp. Ltd.	626,095	478
	China Foods Ltd.	1,206,843	473
	Beijing North Star Co. Ltd.	1,163,223	462
	CITIC Resources Holdings Ltd.	4,332,222	409
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	397
*,§	Hanergy Thin Film Power Group Ltd.	14,742,000	394
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	390
	Shanghai Huayi Group Co. Ltd. Class B	421,647	388
2	Everbright Securities Co. Ltd.	401,600	386
	Dalian Port PDA Co. Ltd.	2,973,103	383
*	Sinofert Holdings Ltd.	2,969,208	367
	Shanghai Haixin Group Co. Class B	723,546	345
	China National Accord Medicines Corp. Ltd. Class B	95,230	341
	Shanghai Bailian Group Co. Ltd. Class B	304,123	315
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	275,140	286
	Foshan Electrical and Lighting Co. Ltd. Class B	532,374	247
*	Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	227
	Jiangling Motors Corp. Ltd. Class B	163,283	200
	Bengang Steel Plates Co. Ltd. Class B	637,300	184
*	Huadian Energy Co. Ltd. Class B	750,601	177
	Jinzhou Port Co. Ltd. Class B	370,560	142
*	China Minsheng Financial Holding Corp. Ltd.	7,847,907	140
*	Haitong Securities Co. Ltd. Rights	223,292	64
*	Sogou Inc. ADR	8,900	51
2	Shengjing Bank Co. Ltd.	82,764	48
*	Renhe Commercial Holdings Co. Ltd.	1,350,355	45
*,2	Yixin Group Ltd.	152,500	37
*,§	China International Marine Containers Group Co. Ltd. Rights	7,257	8
	Golden Eagle Retail Group Ltd.	928	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			2,957,761
Colombia (0.1%)
	Bancolombia SA ADR	205,406	10,418
	Bancolombia SA	463,669	5,650
	Ecopetrol SA	5,845,448	5,397
	Grupo de Inversiones Suramericana SA	435,392	4,848
	Interconexion Electrica SA ESP	792,656	3,879
	Grupo Aval Acciones y Valores Preference Shares	6,814,525	2,624
	Ecopetrol SA ADR	122,391	2,263
	Grupo de Inversiones Suramericana SA Preference Shares	157,045	1,693
	Almacenes Exito SA	341,229	1,530
	Corp Financiera Colombiana SA	169,780	1,321
*	CEMEX Latam Holdings SA	100,295	151
	Bancolombia SA Preference Shares	11,063	140
	Cementos Argos SA	2,122	5
	Cementos Argos SA Preference Shares	503	1
			39,920
Czech Republic (0.0%)
	CEZ AS	280,601	6,536
	Komercni banka as	133,622	5,069
2	Moneta Money Bank AS	995,976	3,192
	O2 Czech Republic AS	79,201	863
	Philip Morris CR AS	1,293	776
			16,436

10

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Denmark (1.1%)
	Novo Nordisk A/S Class B	3,016,904	147,812
	Vestas Wind Systems A/S	355,554	32,172
	DSV A/S	318,841	29,546
	Coloplast A/S Class B	238,260	25,737
	Carlsberg A/S Class B	187,001	24,179
	Danske Bank A/S	1,158,317	20,588
2	Orsted A/S	264,838	20,311
	Chr Hansen Holding A/S	174,828	17,864
	Novozymes A/S	369,129	17,229
*	Genmab A/S	97,031	16,119
	AP Moller - Maersk A/S Class B	11,529	14,862
	GN Store Nord A/S	242,968	12,453
	ISS A/S	324,180	10,096
	AP Moller - Maersk A/S Class A	7,758	9,490
	Ambu A/S Class B	288,836	8,310
	Pandora A/S	177,683	7,464
	Tryg A/S	225,252	6,894
*	Demant A/S	197,709	6,247
	Jyske Bank A/S	113,487	4,578
	H Lundbeck A/S	107,809	4,545
	Rockwool International A/S Class B	11,364	3,040
*	Drilling Co. of 1972 A/S	38,574	2,961
			442,497
Egypt (0.0%)
	Commercial International Bank Egypt SAE	2,413,533	10,726
	Eastern Co. SAE	1,778,143	1,877
	ElSewedy Electric Co.	1,263,180	1,149
*	Talaat Moustafa Group	1,678,468	1,111
	Egypt Kuwait Holding Co. SAE	758,841	1,107
*	Egyptian Financial Group-Hermes Holding Co.	1,184,793	1,097
*	Global Telecom Holding SAE	3,842,768	998
	Abou Kir Fertilizers & Chemical Industries	313,100	487
	Telecom Egypt Co.	582,348	479
			19,031
Finland (0.8%)
	Nokia Oyj	9,986,488	52,475
	Nordea Bank Abp (XSTO)	5,560,372	43,745
	Sampo Oyj Class A	868,589	39,771
	Kone Oyj Class B	690,748	37,956
	UPM-Kymmene Oyj	954,516	26,951
	Neste Oyj	737,850	24,388
	Fortum Oyj	756,483	16,045
	Wartsila Oyj Abp	809,954	12,969
	Stora Enso Oyj	1,000,133	12,455
	Elisa Oyj	253,257	10,755
	Nokian Renkaat Oyj	238,088	7,981
	Metso Oyj	186,863	6,992
	Huhtamaki Oyj	167,685	6,413
	Kesko Oyj Class B	115,261	5,994
	Orion Oyj Class B	176,948	5,900
	Nordea Bank Abp (XHEL)	155,972	1,263
			312,053
France (7.1%)
	TOTAL SA	4,441,068	246,883
	LVMH Moet Hennessy Louis Vuitton SE	439,341	172,494
^	Sanofi	1,920,883	167,596
	Airbus SE	970,481	132,888
	BNP Paribas SA	1,902,691	101,287
^	AXA SA	3,365,046	89,734
^	Danone SA	1,059,403	85,682
	Safran SA	573,391	83,578
^	Vinci SA	818,057	82,621
	Kering SA	131,497	77,814

11

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Schneider Electric SE	905,971	76,662
	Pernod Ricard SA	373,889	65,194
*,^	EssilorLuxottica SA	513,428	62,556
	Orange SA	3,392,918	53,027
	L’Oreal SA Loyalty Line	190,657	52,441
^	Vivendi SA	1,693,596	49,158
	Air Liquide SA (Prime De Fidelite)	307,543	40,913
	Cie Generale des Etablissements Michelin SCA	312,604	40,423
^	Societe Generale SA	1,268,525	40,227
	Hermes International	54,795	38,552
^	L’Oreal SA	134,567	37,014
	Dassault Systemes SE	232,598	36,835
	Legrand SA	475,578	34,980
	Cie de Saint-Gobain	850,076	34,853
	Capgemini SE	274,092	33,262
	Air Liquide SA	237,608	31,610
	Credit Agricole SA	1,998,477	27,443
^	Peugeot SA	972,286	25,492
	L’Oreal SA Loyalty Line 2021	91,136	25,067
	Renault SA	329,368	22,472
	Publicis Groupe SA	370,141	22,000
	Thales SA	175,994	21,027
*	Air Liquide SA Loyalty Line 2021	157,443	20,945
	STMicroelectronics NV	1,131,181	20,774
^	Veolia Environnement SA	876,040	20,721
	TechnipFMC plc	803,760	19,851
^	Edenred	415,832	19,606
*	Teleperformance	101,412	19,496
	Carrefour SA	980,505	19,110
^	Atos SE	163,076	16,815
	Valeo SA	425,476	15,476
^	Accor SA	363,641	15,322
	Engie	1,018,479	15,117
*	Ubisoft Entertainment SA	148,886	14,224
	Gecina SA	93,526	13,974
	Engie SA	933,573	13,856
	Eiffage SA	131,383	13,718
^	Bouygues SA	358,438	13,493
	Arkema SA	127,642	13,106
	Getlink SE	799,045	12,861
	Klepierre SA	351,904	12,505
	Bureau Veritas SA	484,721	12,287
	Alstom SA	271,429	11,942
^	SCOR SE	276,723	11,297
	SES SA Class A	616,647	10,500
	Aeroports de Paris	49,524	10,089
	Orpea	79,345	9,681
	Sodexo SA	82,725	9,486
	Ingenico Group SA	109,936	9,279
*	Engie Loyalty Line 2021	619,484	9,195
	Suez	645,162	9,068
^	Eurofins Scientific SE	19,675	9,010
	Rubis SCA	159,908	8,771
	Covivio	80,724	8,737
	Natixis SA	1,395,929	8,226
	Bollore SA	1,717,994	8,172
	Rexel SA	538,588	7,241
	Ipsen SA	60,919	7,115
	Sodexo Prime Fidelite	61,750	7,080
	Wendel SA	51,091	7,077
2	Amundi SA	96,047	6,910
	Faurecia SA	131,999	6,716
*	Eurazeo SE	83,163	6,527
^	CNP Assurances	270,292	6,385

12

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Dassault Aviation SA	4,182	6,329
	Remy Cointreau SA	46,416	6,185
	Elis SA	337,160	6,017
	Eutelsat Communications SA	329,501	5,955
	BioMerieux	74,939	5,952
	Sartorius Stedim Biotech	42,968	5,836
^	Lagardere SCA	208,738	5,685
*	Air Liquide SA Loyalty Line 2020	41,864	5,569
	Engie Loyalty Line 2020	345,434	5,127
	ICADE	58,938	5,037
*,2	Worldline SA	71,307	4,494
*	Air France-KLM	377,173	4,352
	SEB SA Loyalty Line	23,594	4,323
	Iliad SA	42,006	4,279
	Electricite De France	283,900	4,100
	JCDecaux SA	124,724	4,089
*	Electricite De France SA Loyalty Line 2021	279,349	4,034
	Societe BIC SA	46,728	4,025
^	Casino Guichard Perrachon SA	97,876	4,008
	Imerys SA	64,454	3,434
	Cie Plastic Omnium SA	102,844	3,116
	SEB SA (XPAR)	15,209	2,786
	Electricite de France SA	176,561	2,550
	L’Oreal SA Loyalty Line 2020	8,555	2,353
	Electricite de France SA Loyalty Line	140,905	2,035
2	ALD SA	136,701	2,010
*	SEB SA	9,289	1,702
	Sodexo Prime Fidelity Loyalty Line 2020	8,591	985
	Sodexo Prime Fidelity	753	86
2	Elior Group SA	472	7
			2,740,006
Germany (5.9%)
	SAP SE	1,722,353	222,026
	Allianz SE	743,108	179,620
	Siemens AG	1,357,897	162,815
	BASF SE	1,621,662	132,395
	Bayer AG	1,650,222	109,798
*	Daimler AG	1,524,215	100,044
	Deutsche Telekom AG	5,749,037	96,325
	adidas AG	335,677	86,467
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264,244	65,758
*	Deutsche Post AG	1,715,029	59,615
	Volkswagen AG Preference Shares	325,191	56,779
	Bayerische Motoren Werke AG	569,325	48,568
	Infineon Technologies AG	2,005,971	47,553
	Vonovia SE	925,071	46,232
	Deutsche Boerse AG	324,309	43,335
	E.ON SE	3,853,232	41,429
	Fresenius SE & Co. KGaA	719,419	40,910
	Fresenius Medical Care AG & Co. KGaA	378,872	31,933
	Continental AG	190,573	31,614
	Henkel AG & Co. KGaA Preference Shares	308,342	31,226
^	Wirecard AG	202,246	30,553
	Deutsche Bank AG	3,592,842	29,794
	Deutsche Wohnen SE	633,667	28,544
	Merck KGaA	226,467	24,139
*	RWE AG	855,904	21,954
	MTU Aero Engines AG	91,480	21,583
	HeidelbergCement AG	263,043	21,286
	Symrise AG Class A	217,112	20,898
	Beiersdorf AG	180,133	19,710
	Porsche Automobil Holding SE Preference Shares	274,280	19,067

13

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Henkel AG & Co. KGaA	178,544	17,026
*	Commerzbank AG	1,825,193	16,451
	Hannover Rueck SE	107,914	16,296
2	Covestro AG	278,006	15,276
*	QIAGEN NV	392,324	15,191
	Brenntag AG	276,337	14,912
	LEG Immobilien AG	115,032	13,422
	thyssenkrupp AG	836,108	11,788
*,2	Zalando SE	245,297	11,560
	Sartorius AG Preference Shares	60,039	11,023
	Uniper SE	353,878	10,738
	Deutsche Lufthansa AG	413,703	10,009
2	Siemens Healthineers AG	233,736	10,005
	Volkswagen AG	55,711	9,989
2	Scout24 AG	187,771	9,685
*	Aroundtown SA	1,188,711	9,658
	LANXESS AG	162,402	9,405
	Puma SE	14,426	8,935
*,2	Delivery Hero SE	191,574	8,831
	Rheinmetall AG	76,579	8,824
	Evonik Industries AG	292,277	8,725
*	Knorr-Bremse AG	78,938	8,570
	KION Group AG	124,573	8,570
	GEA Group AG	300,152	8,410
	United Internet AG	200,706	8,069
	HUGO BOSS AG	112,056	7,830
	Bayerische Motoren Werke AG Preference Shares	98,241	7,264
	K&S AG	343,956	7,004
	Carl Zeiss Meditec AG	66,081	6,500
	ProSiebenSat.1 Media SE	395,888	6,258
	Fraport AG Frankfurt Airport Services Worldwide	66,567	5,541
	HOCHTIEF AG	36,441	5,448
^	OSRAM Licht AG	156,695	5,390
*,2	Innogy SE (Ordinary Shares)	115,601	5,367
	METRO AG	306,094	5,201
	Fuchs Petrolub SE Preference Shares	119,152	5,195
	GRENKE AG	47,081	5,023
*	Innogy SE	109,720	4,760
	Axel Springer SE	80,382	4,553
*	RWE AG Preference Shares	170,420	4,356
	Hella GmbH & Co. KGaA	79,443	4,334
	RTL Group SA	73,645	4,150
	Telefonica Deutschland Holding AG	1,227,655	3,987
	Rational AG	5,807	3,921
	Fielmann AG	46,584	3,312
	1&1 Drillisch AG	82,237	3,071
*,2	Rocket Internet SE	114,107	3,015
	Talanx AG	74,007	2,962
	FUCHS PETROLUB SE	68,140	2,721
	TUI AG (XETR)	232,404	2,597
*,2	DWS Group GmbH & Co. KGaA	63,133	2,323
	Wacker Chemie AG	25,587	2,249
	Suedzucker AG	136,549	2,101
2	Hapag-Lloyd AG	46,141	1,421
			2,281,192
Greece (0.1%)
	Hellenic Telecommunications Organization SA	463,662	6,440
	OPAP SA	398,283	4,298
*	Alpha Bank AE	2,529,603	3,938
	JUMBO SA	185,215	3,380
*	Eurobank Ergasias SA	3,101,928	2,599
	Motor Oil Hellas Corinth Refineries SA	98,984	2,524
	National Bank of Greece SA	930,253	2,047
	Mytilineos Holdings SA	180,043	1,950

14

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Titan Cement Co. SA	68,793	1,491
	Hellenic Petroleum SA	98,872	917
*,§	FF Group	60,219	324
*	Piraeus Bank SA	28,709	59
			29,967
Hong Kong (2.8%)
	AIA Group Ltd.	21,533,452	220,490
	Hong Kong Exchanges & Clearing Ltd.	2,206,971	76,668
	CK Hutchison Holdings Ltd.	4,753,510	49,978
	Link REIT	3,751,460	43,832
	Sun Hung Kai Properties Ltd.	2,502,533	43,190
	CK Asset Holdings Ltd.	4,763,699	38,303
	Hong Kong & China Gas Co. Ltd.	15,975,714	38,138
	Hang Seng Bank Ltd.	1,292,266	33,953
	CLP Holdings Ltd.	2,928,346	33,236
	BOC Hong Kong Holdings Ltd.	6,349,196	28,458
	Galaxy Entertainment Group Ltd.	3,754,309	28,117
	Jardine Matheson Holdings Ltd.	375,892	24,745
	Sands China Ltd.	4,213,208	23,190
	China Mengniu Dairy Co. Ltd.	4,728,849	17,470
2	WH Group Ltd.	14,686,923	17,378
	New World Development Co. Ltd.	10,118,840	16,764
	Power Assets Holdings Ltd.	2,344,316	16,352
	Wharf Real Estate Investment Co. Ltd.	2,128,472	16,313
	Techtronic Industries Co. Ltd.	2,215,888	16,035
	MTR Corp. Ltd.	2,488,842	14,827
	Hongkong Land Holdings Ltd.	2,011,991	14,048
	Henderson Land Development Co. Ltd.	2,059,304	12,692
	Jardine Strategic Holdings Ltd.	325,547	12,315
	Lenovo Group Ltd.	13,248,802	12,277
	Swire Pacific Ltd. Class A	893,695	11,317
	Wheelock & Co. Ltd.	1,500,113	10,690
	Sino Land Co. Ltd.	5,474,374	9,630
	CK Infrastructure Holdings Ltd.	1,108,818	8,992
	Hang Lung Properties Ltd.	3,649,742	8,591
	AAC Technologies Holdings Inc.	1,231,449	8,000
	Want Want China Holdings Ltd.	9,892,382	7,854
	Wynn Macau Ltd.	2,669,484	7,681
	Swire Properties Ltd.	1,792,868	7,296
	Bank of East Asia Ltd.	2,195,715	6,931
	Vitasoy International Holdings Ltd.	1,334,000	6,717
2	Samsonite International SA	2,266,558	6,500
	Wharf Holdings Ltd.	2,184,752	6,279
	Hysan Development Co. Ltd.	1,114,530	6,247
	ASM Pacific Technology Ltd.	526,894	6,111
*,^	Semiconductor Manufacturing International Corp.	5,258,417	5,630
	Tingyi Cayman Islands Holding Corp.	3,418,119	5,629
	NWS Holdings Ltd.	2,633,043	5,475
§	Hopewell Holdings Ltd.	1,010,568	4,976
	Kerry Properties Ltd.	1,102,665	4,720
	PCCW Ltd.	7,655,207	4,616
	Hang Lung Group Ltd.	1,529,967	4,563
	Dairy Farm International Holdings Ltd.	561,500	4,399
	Xinyi Glass Holdings Ltd.	3,784,685	4,329
	Yue Yuen Industrial Holdings Ltd.	1,298,228	4,193
	SJM Holdings Ltd.	3,426,280	4,143
	Minth Group Ltd.	1,269,490	4,013
	Sun Art Retail Group Ltd.	4,031,460	3,523
	Melco International Development Ltd.	1,366,504	3,358
	NagaCorp Ltd.	2,514,000	3,228
	Xinyi Solar Holdings Ltd.	5,499,662	3,136
2	BOC Aviation Ltd.	361,100	3,104
	Swire Pacific Ltd. Class B	1,540,000	3,054
	MGM China Holdings Ltd.	1,389,564	2,869

15

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Champion REIT	3,307,027	2,801
	VTech Holdings Ltd.	298,690	2,729
	Shangri-La Asia Ltd.	1,909,232	2,707
	PRADA SPA	885,158	2,490
	Great Eagle Holdings Ltd.	488,425	2,302
*	United Energy Group Ltd.	11,920,000	2,235
	Nexteer Automotive Group Ltd.	1,417,000	2,222
	Chow Tai Fook Jewellery Group Ltd.	1,829,392	1,958
	First Pacific Co. Ltd.	4,580,253	1,900
	Kerry Logistics Network Ltd.	1,052,924	1,879
	Uni-President China Holdings Ltd.	1,981,788	1,815
	Cathay Pacific Airways Ltd.	1,034,672	1,742
*	MMG Ltd.	3,920,000	1,697
	Li & Fung Ltd.	9,960,956	1,655
	Cafe de Coral Holdings Ltd.	623,108	1,535
	Shun Tak Holdings Ltd.	3,401,006	1,515
	Haitong International Securities Group Ltd.	4,104,736	1,489
	Lifestyle International Holdings Ltd.	843,563	1,470
	Shougang Fushan Resources Group Ltd.	6,027,352	1,461
	Shui On Land Ltd.	5,985,885	1,459
	L’Occitane International SA	810,525	1,457
	Towngas China Co. Ltd.	1,792,806	1,426
	Johnson Electric Holdings Ltd.	580,622	1,367
	Dah Sing Financial Holdings Ltd.	254,584	1,337
	Dah Sing Banking Group Ltd.	622,444	1,191
	China Travel International Investment Hong Kong Ltd.	4,667,542	1,079
	Guotai Junan International Holdings Ltd.	5,238,228	1,057
	Television Broadcasts Ltd.	510,509	1,003
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,139,886	906
2	FIT Hon Teng Ltd.	1,684,000	879
*,^	FIH Mobile Ltd.	4,937,762	738
	Huabao International Holdings Ltd.	1,401,000	658
	SA Sa International Holdings Ltd.	1,903,621	646
	Macau Legend Development Ltd.	2,657,006	430
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	83
*	Esprit Holdings Ltd.	30,790	6
	Kingston Financial Group Ltd.	5,258	1
			1,099,888
Hungary (0.1%)
	OTP Bank Nyrt	406,826	18,092
	MOL Hungarian Oil & Gas plc	743,253	8,559
	Richter Gedeon Nyrt	250,880	4,978
	Magyar Telekom Telecommunications plc	800,724	1,262
			32,891
India (2.6%)
	Housing Development Finance Corp. Ltd.	3,103,206	89,028
2	Reliance Industries Ltd. GDR	1,712,567	68,963
	Infosys Ltd. ADR	5,987,374	64,424
	Tata Consultancy Services Ltd.	1,623,793	52,781
	Reliance Industries Ltd.	2,128,101	42,633
*	Axis Bank Ltd.	3,245,257	35,775
	Hindustan Unilever Ltd.	1,276,412	32,239
	ITC Ltd.	5,285,901	22,911
	Maruti Suzuki India Ltd.	217,324	20,824
	HCL Technologies Ltd.	998,488	16,994
	Bajaj Finance Ltd.	313,239	13,947
	Oil & Natural Gas Corp. Ltd.	5,386,365	13,106
*	State Bank of India GDR	288,313	12,909
	Sun Pharmaceutical Industries Ltd.	1,954,261	12,866
	UltraTech Cement Ltd.	188,905	12,541
	Larsen & Toubro Ltd.	604,170	11,718
	Asian Paints Ltd.	515,124	10,836
	Bharti Airtel Ltd.	2,319,018	10,679
	Mahindra & Mahindra Ltd.	1,090,789	10,123

16

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tech Mahindra Ltd.	827,760	9,956
	Bharat Petroleum Corp. Ltd.	1,808,161	9,902
	Coal India Ltd.	2,638,381	9,566
	JSW Steel Ltd.	2,129,066	9,443
	Titan Co. Ltd.	544,000	9,060
	UPL Ltd.	644,002	8,976
	Wipro Ltd. ADR	1,879,005	8,587
	Indian Oil Corp. Ltd.	3,717,264	8,464
	Infosys Ltd.	774,767	8,345
	NTPC Ltd.	4,288,484	8,257
	Bajaj Finserv Ltd.	70,818	7,661
	Grasim Industries Ltd.	571,038	7,400
	Yes Bank Ltd.	3,036,334	7,337
	Vedanta Ltd.	3,024,558	7,261
	Eicher Motors Ltd.	23,887	6,998
	Adani Ports & Special Economic Zone Ltd.	1,226,066	6,926
	Bajaj Auto Ltd.	151,519	6,502
	Nestle India Ltd.	41,496	6,501
	Hero MotoCorp Ltd.	175,308	6,333
	Godrej Consumer Products Ltd.	667,069	6,248
	Zee Entertainment Enterprises Ltd.	954,314	5,937
	Indiabulls Housing Finance Ltd.	581,354	5,815
	Bharti Infratel Ltd.	1,536,394	5,801
*	Tata Motors Ltd.	1,875,842	5,783
	Aurobindo Pharma Ltd.	485,600	5,720
	Dabur India Ltd.	942,733	5,395
	Piramal Enterprises Ltd.	156,724	5,326
	Lupin Ltd.	402,153	5,041
	Hindalco Industries Ltd.	1,693,077	5,018
	GAIL India Ltd.	977,420	5,006
	Shriram Transport Finance Co. Ltd.	307,698	4,915
	Cipla Ltd.	597,973	4,857
2	ICICI Lombard General Insurance Co. Ltd.	299,146	4,704
	Hindustan Petroleum Corp. Ltd.	1,107,501	4,656
	Havells India Ltd.	413,668	4,606
	Ambuja Cements Ltd.	1,413,724	4,483
	United Spirits Ltd.	551,754	4,449
	Marico Ltd.	846,560	4,372
	Shree Cement Ltd.	15,350	4,367
	Britannia Industries Ltd.	104,024	4,330
	Tata Steel Ltd.	533,835	4,278
*,2	RBL Bank Ltd.	432,136	4,217
*,2	Avenue Supermarts Ltd.	215,330	4,011
2	HDFC Life Insurance Co. Ltd.	685,646	3,990
	Pidilite Industries Ltd.	222,067	3,942
2	InterGlobe Aviation Ltd.	177,559	3,871
	Power Grid Corp. of India Ltd.	1,439,013	3,859
	Motherson Sumi Systems Ltd.	1,742,354	3,673
	Divi’s Laboratories Ltd.	136,924	3,439
	Dr Reddy’s Laboratories Ltd.	80,356	3,382
	Bosch Ltd.	12,984	3,364
	LIC Housing Finance Ltd.	462,668	3,306
*	Vodafone Idea Ltd.	14,700,378	3,265
	Mahindra & Mahindra Financial Services Ltd.	555,974	3,204
	Wipro Ltd.	728,317	3,130
2	ICICI Prudential Life Insurance Co. Ltd.	585,992	3,114
	Page Industries Ltd.	9,068	3,013
	Petronet LNG Ltd.	808,612	2,807
	Siemens Ltd.	161,718	2,727
	Ashok Leyland Ltd.	2,158,200	2,699
	IDFC First Bank Ltd.	3,690,150	2,651
	REC Ltd.	1,245,597	2,639
2	SBI Life Insurance Co. Ltd.	285,736	2,631
	Dr Reddy’s Laboratories Ltd. ADR	62,480	2,617

17

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mphasis Ltd.	183,076	2,553
	United Breweries Ltd.	123,667	2,523
	Container Corp. Of India Ltd.	355,591	2,521
	Rajesh Exports Ltd.	258,864	2,511
	Federal Bank Ltd.	1,805,387	2,408
*	Future Retail Ltd.	377,291	2,280
	Glenmark Pharmaceuticals Ltd.	238,835	2,193
	Bharat Forge Ltd.	322,361	2,189
	Biocon Ltd.	255,789	2,186
	Colgate-Palmolive India Ltd.	123,938	2,155
	Bank of Baroda	1,214,475	2,038
	Bajaj Holdings & Investment Ltd.	45,821	2,033
*	Power Finance Corp. Ltd.	1,196,719	1,990
	Cadila Healthcare Ltd.	421,892	1,975
	Oracle Financial Services Software Ltd.	37,063	1,876
	NMDC Ltd.	1,295,247	1,871
	ABB India Ltd.	87,581	1,863
	Berger Paints India Ltd.	401,967	1,843
	ACC Ltd.	77,937	1,829
	GlaxoSmithKline Consumer Healthcare Ltd.	17,417	1,824
*,2	Bandhan Bank Ltd.	210,765	1,817
	DLF Ltd.	726,985	1,808
	Torrent Pharmaceuticals Ltd.	69,899	1,801
	Tata Power Co. Ltd.	1,772,957	1,728
*	Jindal Steel & Power Ltd.	652,354	1,671
*	State Bank of India	365,914	1,631
	Hindustan Zinc Ltd.	399,736	1,591
	L&T Finance Holdings Ltd.	824,926	1,555
	Bharat Heavy Electricals Ltd.	1,429,118	1,455
	Kansai Nerolac Paints Ltd.	222,509	1,411
	NHPC Ltd.	4,122,098	1,384
*	Adani Transmission Ltd.	434,980	1,371
	MRF Ltd.	1,762	1,340
*	Steel Authority of India Ltd.	1,667,461	1,338
2	HDFC Asset Management Co. Ltd.	52,197	1,272
	Oil India Ltd.	483,289	1,257
*	Odisha Cement Ltd.	74,034	1,222
	Bharat Electronics Ltd.	965,480	1,210
2	Larsen & Toubro Infotech Ltd.	48,530	1,198
	Sun TV Network Ltd.	145,168	1,198
	Cummins India Ltd.	114,361	1,195
*	Punjab National Bank	934,164	1,142
	Exide Industries Ltd.	345,047	1,062
*	Adani Power Ltd.	1,602,077	1,036
	Emami Ltd.	184,958	1,029
	Alkem Laboratories Ltd.	39,412	973
	Tata Communications Ltd.	120,373	971
*	Canara Bank	257,142	963
*,§	Bharti Airtel Ltd. Rights Exp. 05/17/2019	657,631	948
*	Tata Motors Ltd. Class A	641,015	943
	Godrej Industries Ltd.	123,955	917
	Castrol India Ltd.	412,977	906
*	GMR Infrastructure Ltd.	3,614,301	865
*	GRUH Finance Ltd.	184,864	845
	Adani Enterprises Ltd.	456,749	834
	Torrent Power Ltd.	194,270	706
*	JSW Energy Ltd.	664,223	667
*	Adani Gas Ltd.	340,880	657
	Muthoot Finance Ltd.	73,459	631
*	Bank of India	486,144	617
*	Union Bank of India	419,664	504
	Reliance Capital Ltd.	212,625	407
	TVS Motor Co. Ltd.	56,743	402
	Mangalore Refinery & Petrochemicals Ltd.	335,742	347

18

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Reliance Infrastructure Ltd.	223,617	347
*	Wockhardt Ltd.	55,535	330
	IDFC Ltd.	491,794	284
	GlaxoSmithKline Pharmaceuticals Ltd.	14,691	271
*	Aditya Birla Capital Ltd.	178,209	251
	Voltas Ltd.	22,332	194
	Vakrangee Ltd.	105,596	95
*	Reliance Power Ltd.	920,386	80
*	CG Power and Industrial Solutions Ltd.	20,223	11
	Great Eastern Shipping Co. Ltd.	1,326	6
*	Reliance Communications Ltd.	33,677	1
			988,786
Indonesia (0.5%)
	Bank Central Asia Tbk PT	17,150,199	34,645
*	Bank Rakyat Indonesia Persero Tbk PT	94,348,715	29,008
	Telekomunikasi Indonesia Persero Tbk PT	82,155,124	21,877
	Astra International Tbk PT	35,894,988	19,215
*	Bank Mandiri Persero Tbk PT	32,925,772	17,938
*	Bank Negara Indonesia Persero Tbk PT	13,041,487	8,801
	Unilever Indonesia Tbk PT	2,009,930	6,419
	United Tractors Tbk PT	2,746,012	5,244
	Semen Indonesia Persero Tbk PT	5,251,949	4,986
	Gudang Garam Tbk PT	838,686	4,977
	Charoen Pokphand Indonesia Tbk PT	13,277,764	4,915
	Hanjaya Mandala Sampoerna Tbk PT	15,717,400	3,864
	Indofood Sukses Makmur Tbk PT	7,878,905	3,847
	Indocement Tunggal Prakarsa Tbk PT	2,428,798	3,756
	Kalbe Farma Tbk PT	32,532,837	3,530
	Bank Danamon Indonesia Tbk PT	5,669,127	3,522
	Perusahaan Gas Negara Persero Tbk	19,247,846	3,137
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,828
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,739,500	2,464
	Adaro Energy Tbk PT	21,969,963	2,015
*	Bukit Asam Tbk PT	6,907,955	1,922
*	Jasa Marga Persero Tbk PT	3,751,819	1,608
	Barito Pacific Tbk PT	5,615,200	1,589
*	Bumi Serpong Damai Tbk PT	12,776,740	1,288
*	XL Axiata Tbk PT	6,217,150	1,275
	Surya Citra Media Tbk PT	9,572,279	1,250
	Matahari Department Store Tbk PT	4,043,500	1,158
	Tower Bersama Infrastructure Tbk PT	3,324,365	922
*	Vale Indonesia Tbk PT	3,299,862	707
	Media Nusantara Citra Tbk PT	8,802,166	581
	Astra Agro Lestari Tbk PT	680,225	519
			199,807
Ireland (0.2%)
	Kerry Group plc Class A	257,484	28,841
	Kingspan Group plc	262,342	13,792
*	Bank of Ireland Group plc	1,618,631	10,347
	AIB Group plc	1,397,709	6,494
	Glanbia plc	351,470	6,464
	CRH plc (XDUB)	93,514	3,146
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			69,084
Israel (0.3%)
*	Teva Pharmaceutical Industries Ltd.	1,598,156	24,316
	Bank Leumi Le-Israel BM	2,660,004	18,216
*	Nice Ltd.	107,495	14,808
	Bank Hapoalim BM	1,965,395	14,469
	Israel Discount Bank Ltd. Class A	2,113,530	8,251
	Israel Chemicals Ltd.	1,224,211	6,500
	Elbit Systems Ltd.	43,696	6,091
	Mizrahi Tefahot Bank Ltd.	226,245	4,898

19

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Azrieli Group Ltd.	62,268	3,548
*	Tower Semiconductor Ltd.	167,508	3,057
	Paz Oil Co. Ltd.	18,650	2,719
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,731,301	2,553
	First International Bank Of Israel Ltd.	96,245	2,419
	Alony Hetz Properties & Investments Ltd.	172,919	2,107
*	Airport City Ltd.	123,594	2,052
	Delek Group Ltd.	9,939	1,893
	Strauss Group Ltd.	69,242	1,766
*	Teva Pharmaceutical Industries Ltd. ADR	105,577	1,607
*	Israel Corp. Ltd.	6,309	1,522
	Harel Insurance Investments & Financial Services Ltd.	200,671	1,504
	Melisron Ltd.	27,271	1,378
	Phoenix Holdings Ltd.	226,181	1,291
*	Oil Refineries Ltd.	2,571,477	1,263
	Shufersal Ltd.	189,490	1,260
	Gazit-Globe Ltd.	155,402	1,254
	Amot Investments Ltd.	209,336	1,234
	Migdal Insurance & Financial Holding Ltd.	528,473	547
*	Shikun & Binui Ltd.	185,090	479
			133,002
Italy (1.7%)
	Enel SPA	13,796,172	87,360
	Eni SPA	4,412,634	75,197
	Intesa Sanpaolo SPA (Registered)	26,787,322	70,184
	UniCredit SPA	3,956,023	54,768
	Assicurazioni Generali SPA	2,323,568	45,082
	Ferrari NV	225,314	30,560
	Fiat Chrysler Automobiles NV	1,965,060	30,284
	Atlantia SPA	948,975	25,908
	Snam SPA	3,989,069	20,308
	CNH Industrial NV	1,757,387	19,106
	Terna Rete Elettrica Nazionale SPA	2,535,571	15,211
	Moncler SPA	329,768	13,558
	Mediobanca Banca di Credito Finanziario SPA	1,263,915	13,397
	EXOR NV	188,009	12,537
*	Telecom Italia SPA (Registered)	20,206,689	11,311
	Davide Campari-Milano SPA	1,012,054	10,210
*	Prysmian SPA	476,825	9,207
	FinecoBank Banca Fineco SPA	691,690	9,111
2	Poste Italiane SPA	821,111	8,776
	Tenaris SA	623,619	8,645
	Leonardo SPA	686,592	7,940
	Recordati SPA	176,063	7,114
*	Banco BPM SPA	2,693,492	6,412
*,2	Pirelli & C SPA	792,253	5,792
	Unione di Banche Italiane SPA	1,807,179	5,642
	Italgas SPA	883,687	5,520
*	Saipem SPA	1,029,716	5,223
	Telecom Italia SPA (Bearer)	9,232,830	4,821
	A2A SPA	2,713,773	4,542
	DiaSorin SPA	41,321	4,039
	Hera SPA	1,078,543	3,839
	Banca Mediolanum SPA	481,066	3,533
	UnipolSai Assicurazioni SPA	1,100,371	3,015
	Salvatore Ferragamo SPA	126,291	2,865
	Buzzi Unicem SPA	127,528	2,843
*,^	Mediaset SPA	595,491	1,983
	Buzzi Unicem SPA Saving Shares	67,265	1,025
			646,868
Japan (16.9%)
	Toyota Motor Corp.	4,412,791	273,198
	SoftBank Group Corp.	1,506,368	159,722
	Sony Corp.	2,238,990	112,774

20

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

	Shares	Market Value ($000)
Mitsubishi UFJ Financial Group Inc.	22,004,359	109,175
Keyence Corp.	158,761	99,193
Takeda Pharmaceutical Co. Ltd.	2,369,379	87,434
Honda Motor Co. Ltd.	3,074,079	85,776
Sumitomo Mitsui Financial Group Inc.	2,328,030	84,615
KDDI Corp.	3,093,464	71,297
Mizuho Financial Group Inc.	44,923,658	70,159
Central Japan Railway Co.	320,149	68,845
Shin-Etsu Chemical Co. Ltd.	720,401	68,240
Nintendo Co. Ltd.	189,898	65,404
Kao Corp.	842,179	65,014
FANUC Corp.	341,917	64,238
Recruit Holdings Co. Ltd.	2,114,261	63,669
Mitsubishi Corp.	2,286,263	62,981
East Japan Railway Co.	653,116	61,551
Tokio Marine Holdings Inc.	1,179,741	59,772
Daikin Industries Ltd.	467,671	59,544
Nidec Corp.	412,055	58,857
Daiichi Sankyo Co. Ltd.	1,125,861	55,668
Shiseido Co. Ltd.	687,855	54,105
Hitachi Ltd.	1,615,791	53,738
Fast Retailing Co. Ltd.	91,185	52,759
Murata Manufacturing Co. Ltd.	1,015,695	51,002
Canon Inc.	1,793,888	49,777
Mitsubishi Electric Corp.	3,478,400	49,776
Japan Tobacco Inc.	2,120,267	48,994
Mitsui & Co. Ltd.	3,003,133	48,574
Seven & i Holdings Co. Ltd.	1,370,519	47,430
Nippon Telegraph & Telephone Corp.	1,135,585	47,250
Hoya Corp.	649,826	45,896
Astellas Pharma Inc.	3,385,078	45,847
ITOCHU Corp.	2,511,965	45,325
NTT DOCOMO Inc.	2,081,945	45,211
Tokyo Electron Ltd.	274,634	43,594
Bridgestone Corp.	1,084,642	43,028
SMC Corp.	102,138	42,659
Komatsu Ltd.	1,601,211	41,360
Mitsui Fudosan Co. Ltd.	1,682,346	38,966
Oriental Land Co. Ltd.	334,576	37,007
Mitsubishi Estate Co. Ltd.	2,098,561	35,487
Kyocera Corp.	540,559	35,128
Denso Corp.	796,599	34,807
Panasonic Corp.	3,775,770	34,768
Suzuki Motor Corp.	761,275	34,740
Terumo Corp.	1,147,474	34,629
Softbank Corp.	2,852,527	33,581
Kirin Holdings Co. Ltd.	1,425,406	32,426
Daiwa House Industry Co. Ltd.	1,154,182	32,351
Toshiba Corp.	967,821	32,249
ORIX Corp.	2,255,753	31,955
FUJIFILM Holdings Corp.	652,305	30,473
Kubota Corp.	1,970,787	30,006
Asahi Group Holdings Ltd.	677,286	29,532
Shionogi & Co. Ltd.	502,443	29,349
Secom Co. Ltd.	344,906	29,017
Sumitomo Corp.	1,979,545	28,372
Dai-ichi Life Holdings Inc.	1,920,611	27,724
Nissan Motor Co. Ltd.	3,400,539	27,300
Eisai Co. Ltd.	468,702	27,293
JXTG Holdings Inc.	5,598,835	27,239
MS&AD Insurance Group Holdings Inc.	870,512	27,059
Sumitomo Realty & Development Co. Ltd.	722,762	26,721
Otsuka Holdings Co. Ltd.	740,516	26,473
Subaru Corp.	1,074,838	26,339

21

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Japan Post Holdings Co. Ltd.	2,340,154	26,209
	Nippon Steel Corp.	1,431,557	25,606
	Fujitsu Ltd.	336,607	24,712
	Chugai Pharmaceutical Co. Ltd.	381,964	24,223
	West Japan Railway Co.	323,771	24,080
	Sompo Holdings Inc.	609,167	22,992
	Aeon Co. Ltd.	1,237,886	22,884
	Sumitomo Mitsui Trust Holdings Inc.	655,254	22,863
	Unicharm Corp.	687,857	22,701
	Asahi Kasei Corp.	2,188,329	22,554
	Olympus Corp.	1,976,076	22,179
	Nomura Holdings Inc.	5,669,023	21,464
	Mitsubishi Heavy Industries Ltd.	502,827	20,955
	Shimano Inc.	137,162	20,161
	Marubeni Corp.	2,747,003	19,684
	Tokyo Gas Co. Ltd.	769,366	19,574
	Sysmex Corp.	332,190	19,035
	MEIJI Holdings Co. Ltd.	236,444	18,638
	TDK Corp.	209,654	18,369
	Omron Corp.	341,225	18,329
	Toray Industries Inc.	2,660,852	18,208
	Chubu Electric Power Co. Inc.	1,235,497	17,966
	Sumitomo Electric Industries Ltd.	1,309,096	17,418
	Yaskawa Electric Corp.	460,994	17,162
	Daito Trust Construction Co. Ltd.	124,377	16,654
	Bandai Namco Holdings Inc.	345,234	16,551
	Sekisui House Ltd.	1,023,361	16,500
	Resona Holdings Inc.	3,850,175	16,344
	Taisei Corp.	365,957	16,102
	Mitsubishi Chemical Holdings Corp.	2,232,012	15,913
	Dentsu Inc.	385,295	15,766
	Toyota Industries Corp.	277,460	15,727
	Makita Corp.	430,024	15,689
	Kansai Electric Power Co. Inc.	1,295,753	15,676
	JFE Holdings Inc.	909,093	15,644
*	Tokyo Electric Power Co. Holdings Inc.	2,753,349	15,552
	Inpex Corp.	1,596,178	15,529
	Nitori Holdings Co. Ltd.	129,843	15,491
	Rakuten Inc.	1,383,239	15,475
	Japan Exchange Group Inc.	947,385	15,470
	NEC Corp.	447,986	15,130
	Kikkoman Corp.	322,248	15,006
	Nitto Denko Corp.	277,054	14,980
	Yakult Honsha Co. Ltd.	217,108	14,823
	Hankyu Hanshin Holdings Inc.	396,088	14,809
	Ono Pharmaceutical Co. Ltd.	783,224	14,713
	Yamaha Corp.	281,535	14,618
	Tokyu Corp.	870,622	14,213
	Pan Pacific International Holdings Corp.	219,372	14,137
	Kintetsu Group Holdings Co. Ltd.	315,094	14,005
	Ajinomoto Co. Inc.	856,980	13,866
	Yamato Holdings Co. Ltd.	628,119	13,645
	Obic Co. Ltd.	117,011	13,584
	Sumitomo Chemical Co. Ltd.	2,641,405	13,178
	Toyota Tsusho Corp.	395,314	13,131
	Sumitomo Metal Mining Co. Ltd.	413,985	13,021
	Isuzu Motors Ltd.	896,031	12,905
	MINEBEA MITSUMI Inc.	721,727	12,872
	Osaka Gas Co. Ltd.	693,854	12,836
	NTT Data Corp.	1,100,590	12,834
	MISUMI Group Inc.	489,067	12,770
	Odakyu Electric Railway Co. Ltd.	540,932	12,742
	Idemitsu Kosan Co. Ltd.	386,846	12,569
	Shimadzu Corp.	468,502	12,567

22

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	M3 Inc.	703,156	12,552
	Daiwa Securities Group Inc.	2,696,467	12,552
	Dai Nippon Printing Co. Ltd.	525,851	12,483
	Keio Corp.	202,720	12,240
	Ricoh Co. Ltd.	1,194,279	12,082
	Koito Manufacturing Co. Ltd.	200,128	11,984
	Kajima Corp.	805,624	11,957
	Mazda Motor Corp.	1,000,542	11,841
	Obayashi Corp.	1,193,615	11,734
	Aisin Seiki Co. Ltd.	298,678	11,554
	Takeda Pharmaceutical Co. Ltd. ADR	623,184	11,392
	Rohm Co. Ltd.	153,054	11,286
	FamilyMart UNY Holdings Co. Ltd.	414,832	11,062
	Yahoo Japan Corp.	4,129,501	11,024
	AGC Inc.	320,672	10,941
	Nissan Chemical Corp.	242,255	10,793
	Nisshin Seifun Group Inc.	458,824	10,699
	TOTO Ltd.	252,126	10,687
	T&D Holdings Inc.	976,138	10,573
	Daifuku Co. Ltd.	169,949	10,455
	Nippon Paint Holdings Co. Ltd.	272,269	10,370
	Trend Micro Inc.	206,219	10,309
	Nexon Co. Ltd.	721,626	10,272
	Sekisui Chemical Co. Ltd.	634,189	10,181
	Yamaha Motor Co. Ltd.	491,586	10,137
	SG Holdings Co. Ltd.	376,700	10,088
	Tobu Railway Co. Ltd.	356,032	10,081
	Advantest Corp.	351,112	9,957
	Santen Pharmaceutical Co. Ltd.	649,602	9,923
	Suntory Beverage & Food Ltd.	220,068	9,731
	Kose Corp.	51,195	9,590
	Tohoku Electric Power Co. Inc.	835,231	9,561
	Oji Holdings Corp.	1,570,903	9,426
	Hamamatsu Photonics KK	227,997	9,280
	Lion Corp.	450,789	9,279
	Kyushu Railway Co.	280,308	9,134
	Yokogawa Electric Corp.	431,148	9,029
	Asahi Intecc Co. Ltd.	175,442	8,888
	Kyowa Hakko Kirin Co. Ltd.	454,752	8,846
	Kobayashi Pharmaceutical Co. Ltd.	110,700	8,828
	Nagoya Railroad Co. Ltd.	324,901	8,806
	Alfresa Holdings Corp.	312,866	8,730
	Alps Alpine Co. Ltd.	410,892	8,690
	Nomura Research Institute Ltd.	176,500	8,639
	Shimizu Corp.	1,006,096	8,617
	Nikon Corp.	615,401	8,582
	Showa Denko KK	250,275	8,544
	Kuraray Co. Ltd.	631,010	8,478
	Keisei Electric Railway Co. Ltd.	241,082	8,456
*	PeptiDream Inc.	153,960	8,340
	SBI Holdings Inc.	387,091	8,300
	Disco Corp.	47,868	8,283
	Toho Co. Ltd.	196,486	8,251
	Tosoh Corp.	509,966	8,222
	Nissin Foods Holdings Co. Ltd.	122,895	8,133
	Pigeon Corp.	189,798	8,126
	NSK Ltd.	774,176	8,047
	Brother Industries Ltd.	407,447	8,045
	Ryohin Keikaku Co. Ltd.	42,004	8,012
	Kyushu Electric Power Co. Inc.	827,096	8,010
	Fuji Electric Co. Ltd.	224,714	7,966
	Suzuken Co. Ltd.	137,757	7,943
	Japan Post Bank Co. Ltd.	721,325	7,942
	Concordia Financial Group Ltd.	2,019,175	7,883

23

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mitsui Chemicals Inc.	318,413	7,827
	Konica Minolta Inc.	776,325	7,796
	Sojitz Corp.	2,238,360	7,706
	Toppan Printing Co. Ltd.	471,106	7,647
	Hikari Tsushin Inc.	40,723	7,550
	Seiko Epson Corp.	469,973	7,538
	USS Co. Ltd.	391,596	7,517
	Konami Holdings Corp.	164,331	7,483
	Marui Group Co. Ltd.	365,658	7,438
	Keikyu Corp.	432,274	7,386
	Keihan Holdings Co. Ltd.	173,013	7,368
	NH Foods Ltd.	180,267	7,265
	Sumitomo Heavy Industries Ltd.	202,390	7,196
	Hakuhodo DY Holdings Inc.	425,343	7,192
	Otsuka Corp.	180,170	7,087
	Stanley Electric Co. Ltd.	260,876	7,073
	Hirose Electric Co. Ltd.	60,931	7,062
	Nippon Express Co. Ltd.	128,268	7,054
	Japan Post Insurance Co. Ltd.	347,185	7,024
	NGK Insulators Ltd.	471,377	7,002
	Shizuoka Bank Ltd.	906,484	6,965
	Electric Power Development Co. Ltd.	297,834	6,923
	NGK Spark Plug Co. Ltd.	352,137	6,866
	Taisho Pharmaceutical Holdings Co. Ltd.	73,954	6,841
	Taiheiyo Cement Corp.	210,906	6,801
	Fukuoka Financial Group Inc.	290,598	6,783
	CyberAgent Inc.	168,840	6,768
	ANA Holdings Inc.	189,294	6,625
	Japan Airlines Co. Ltd.	202,438	6,602
*	Renesas Electronics Corp.	1,222,200	6,546
	Kansai Paint Co. Ltd.	343,226	6,544
	Sumitomo Dainippon Pharma Co. Ltd.	296,089	6,542
	Sony Financial Holdings Inc.	317,188	6,522
	Toho Gas Co. Ltd.	157,912	6,511
	TIS Inc.	142,106	6,484
	Amada Holdings Co. Ltd.	573,557	6,430
	Nihon M&A Center Inc.	224,272	6,400
^	Yamada Denki Co. Ltd.	1,339,963	6,352
	Nippon Shinyaku Co. Ltd.	90,734	6,265
	Mitsubishi Motors Corp.	1,115,033	6,261
	MediPal Holdings Corp.	277,707	6,245
	Teijin Ltd.	363,010	6,245
	Coca-Cola Bottlers Japan Holdings Inc.	252,262	6,229
	Toyo Suisan Kaisha Ltd.	162,611	6,209
	Seibu Holdings Inc.	380,131	6,188
	Kawasaki Heavy Industries Ltd.	263,900	6,165
	Haseko Corp.	505,992	6,119
	Hoshizaki Corp.	94,313	6,115
	Nabtesco Corp.	198,591	6,090
	Tokyu Fudosan Holdings Corp.	1,066,937	6,019
	Chugoku Electric Power Co. Inc.	502,279	5,997
	LIXIL Group Corp.	454,858	5,942
	Chiba Bank Ltd.	1,129,853	5,934
	Mitsubishi Materials Corp.	227,204	5,909
	Isetan Mitsukoshi Holdings Ltd.	602,457	5,743
	Skylark Holdings Co. Ltd.	348,403	5,739
	Daicel Corp.	507,285	5,691
	Persol Holdings Co. Ltd.	300,780	5,670
	Bank of Kyoto Ltd.	129,886	5,629
	GMO Payment Gateway Inc.	69,993	5,581
	J Front Retailing Co. Ltd.	456,237	5,575
	IHI Corp.	232,687	5,555
	Toyo Seikan Group Holdings Ltd.	275,465	5,523
	Azbil Corp.	229,448	5,523

24

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tsuruha Holdings Inc.	64,463	5,494
	JGC Corp.	381,093	5,491
	Hulic Co. Ltd.	634,347	5,473
	COMSYS Holdings Corp.	207,772	5,466
	Hisamitsu Pharmaceutical Co. Inc.	128,188	5,452
	Sohgo Security Services Co. Ltd.	121,989	5,451
	Nankai Electric Railway Co. Ltd.	199,340	5,439
	ZOZO Inc.	304,837	5,415
	House Foods Group Inc.	133,407	5,383
	Ebara Corp.	174,826	5,381
	SUMCO Corp.	404,866	5,341
	Taiyo Yuden Co. Ltd.	217,263	5,291
	Kurita Water Industries Ltd.	201,935	5,257
	Ito En Ltd.	104,320	5,205
	JTEKT Corp.	401,002	5,173
	JSR Corp.	336,161	5,129
	THK Co. Ltd.	193,224	5,110
	Mitsubishi Tanabe Pharma Corp.	405,433	5,103
	Mitsui OSK Lines Ltd.	200,422	5,101
	Relo Group Inc.	185,080	5,055
	Nippon Yusen KK	293,612	5,017
	Kakaku.com Inc.	240,537	4,956
	Aozora Bank Ltd.	202,722	4,953
	Rohto Pharmaceutical Co. Ltd.	175,692	4,944
	Hitachi High-Technologies Corp.	110,056	4,905
	Casio Computer Co. Ltd.	388,702	4,896
	Square Enix Holdings Co. Ltd.	141,353	4,891
	MonotaRO Co. Ltd.	212,264	4,888
	Ezaki Glico Co. Ltd.	92,323	4,872
	Goldwin Inc.	30,300	4,845
	Mebuki Financial Group Inc.	1,892,500	4,825
	Kyowa Exeo Corp.	175,400	4,798
	Hitachi Construction Machinery Co. Ltd.	177,732	4,773
	Mitsubishi Gas Chemical Co. Inc.	317,609	4,768
	Denka Co. Ltd.	157,259	4,748
	Rinnai Corp.	68,922	4,650
	Hino Motors Ltd.	479,885	4,550
	Nomura Real Estate Holdings Inc.	212,312	4,515
	AEON Financial Service Co. Ltd.	216,573	4,496
	Miura Co. Ltd.	175,618	4,496
	Hitachi Chemical Co. Ltd.	168,349	4,490
	Kewpie Corp.	193,269	4,477
	Matsumotokiyoshi Holdings Co. Ltd.	134,348	4,448
	Nichirei Corp.	189,426	4,389
	NOF Corp.	123,100	4,388
	Nifco Inc.	155,258	4,383
	Sankyu Inc.	91,300	4,379
	Sega Sammy Holdings Inc.	345,163	4,372
	Iida Group Holdings Co. Ltd.	257,307	4,360
	Sanwa Holdings Corp.	361,907	4,359
	DIC Corp.	146,777	4,311
	Itochu Techno-Solutions Corp.	175,384	4,310
	Taiyo Nippon Sanso Corp.	257,674	4,293
	Hitachi Metals Ltd.	370,419	4,282
	Tokyo Tatemono Co. Ltd.	378,416	4,271
	Kamigumi Co. Ltd.	178,584	4,266
	Park24 Co. Ltd.	199,956	4,207
	Pola Orbis Holdings Inc.	132,412	4,180
	Kobe Steel Ltd.	542,718	4,156
	Ube Industries Ltd.	193,398	4,138
	Oracle Corp. Japan	59,108	4,053
^	Tokai Carbon Co. Ltd.	347,900	4,026
	Kaneka Corp.	104,135	4,021
	Horiba Ltd.	66,037	4,000

25

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ain Holdings Inc.	50,198	3,993
	Air Water Inc.	261,618	3,991
	Lawson Inc.	85,335	3,984
	Asics Corp.	321,835	3,965
	Nippon Shokubai Co. Ltd.	56,726	3,946
	Nippon Electric Glass Co. Ltd.	142,485	3,915
	Nihon Kohden Corp.	132,350	3,865
	Shinsei Bank Ltd.	276,424	3,855
	Sumitomo Rubber Industries Ltd.	312,785	3,846
	Sotetsu Holdings Inc.	138,492	3,837
	Capcom Co. Ltd.	169,646	3,828
	Calbee Inc.	136,552	3,781
	Kagome Co. Ltd.	138,228	3,776
	Mitsubishi UFJ Lease & Finance Co. Ltd.	736,191	3,754
	TechnoPro Holdings Inc.	62,100	3,736
	Benesse Holdings Inc.	134,941	3,731
	Takara Holdings Inc.	319,062	3,726
	Sankyo Co. Ltd.	93,982	3,712
	Fancl Corp.	124,800	3,703
	Seino Holdings Co. Ltd.	271,902	3,702
	Daiichikosho Co. Ltd.	74,996	3,674
	Mabuchi Motor Co. Ltd.	99,008	3,672
	Credit Saison Co. Ltd.	285,553	3,654
	Kinden Corp.	226,898	3,646
	Sawai Pharmaceutical Co. Ltd.	67,628	3,634
	Tokyo Century Corp.	78,383	3,625
	Nippon Paper Industries Co. Ltd.	182,344	3,614
	Zensho Holdings Co. Ltd.	159,088	3,586
	Welcia Holdings Co. Ltd.	90,514	3,568
	Tsumura & Co.	114,591	3,524
	Nippon Kayaku Co. Ltd.	294,377	3,459
	Japan Airport Terminal Co. Ltd.	81,037	3,427
	SCSK Corp.	71,791	3,412
	Yamazaki Baking Co. Ltd.	228,444	3,403
	Sumitomo Forestry Co. Ltd.	245,857	3,382
	Mitsubishi Logistics Corp.	124,893	3,343
	Aeon Mall Co. Ltd.	216,643	3,326
	Yamaguchi Financial Group Inc.	448,700	3,320
	Yokohama Rubber Co. Ltd.	175,836	3,313
	Ibiden Co. Ltd.	184,472	3,310
	Hachijuni Bank Ltd.	820,758	3,304
	Seven Bank Ltd.	1,213,639	3,302
	Aica Kogyo Co. Ltd.	94,600	3,282
	SCREEN Holdings Co. Ltd.	67,971	3,265
	Rengo Co. Ltd.	369,988	3,263
	PALTAC Corp.	58,400	3,225
*	LINE Corp.	96,069	3,219
	Sundrug Co. Ltd.	119,996	3,217
	Zenkoku Hosho Co. Ltd.	91,554	3,215
	Izumi Co. Ltd.	73,482	3,209
	Maruichi Steel Tube Ltd.	115,908	3,204
	Nagase & Co. Ltd.	208,969	3,193
	Nishi-Nippon Railroad Co. Ltd.	134,113	3,159
	Morinaga & Co. Ltd.	75,300	3,144
	Chugoku Bank Ltd.	323,663	3,134
	Gunma Bank Ltd.	787,551	3,123
	K’s Holdings Corp.	349,622	3,119
	Takashimaya Co. Ltd.	275,712	3,100
	Sugi Holdings Co. Ltd.	60,816	3,076
	Shimamura Co. Ltd.	41,175	3,070
	DeNA Co. Ltd.	195,407	3,052
	OKUMA Corp.	51,772	3,050
	ABC-Mart Inc.	48,786	3,032
	Hiroshima Bank Ltd.	541,521	2,921

26

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tokuyama Corp.	117,500	2,919
	NOK Corp.	181,033	2,908
	OSG Corp.	144,126	2,901
	Bic Camera Inc.	270,152	2,898
	Sharp Corp.	256,267	2,859
	Kaken Pharmaceutical Co. Ltd.	66,465	2,847
	Nihon Unisys Ltd.	110,400	2,830
	Shikoku Electric Power Co. Inc.	276,953	2,799
	Ulvac Inc.	82,500	2,779
	Kyushu Financial Group Inc.	687,230	2,773
	Furukawa Electric Co. Ltd.	105,026	2,772
	Iyo Bank Ltd.	497,041	2,765
	GS Yuasa Corp.	137,582	2,764
	Toyoda Gosei Co. Ltd.	132,557	2,759
	Dowa Holdings Co. Ltd.	83,351	2,718
	Daido Steel Co. Ltd.	65,948	2,691
	Toda Corp.	430,308	2,661
	Fuji Oil Holdings Inc.	81,900	2,631
	Citizen Watch Co. Ltd.	457,226	2,578
	Wacoal Holdings Corp.	103,924	2,567
	Cosmos Pharmaceutical Corp.	16,021	2,561
	Sumitomo Osaka Cement Co. Ltd.	62,720	2,556
	Ushio Inc.	209,980	2,553
	Miraca Holdings Inc.	98,916	2,535
	NHK Spring Co. Ltd.	281,248	2,533
	Nipro Corp.	203,202	2,524
	Hokuhoku Financial Group Inc.	227,430	2,508
	Acom Co. Ltd.	711,972	2,502
^	Sanrio Co. Ltd.	109,250	2,497
	Mitsui Mining & Smelting Co. Ltd.	94,900	2,468
	Maeda Corp.	247,300	2,463
	Zeon Corp.	246,160	2,418
	NTN Corp.	722,841	2,386
	FP Corp.	39,023	2,378
	Kansai Mirai Financial Group Inc.	339,200	2,370
	Penta-Ocean Construction Co. Ltd.	514,600	2,361
	TS Tech Co. Ltd.	78,238	2,350
	Mochida Pharmaceutical Co. Ltd.	50,244	2,334
	Sapporo Holdings Ltd.	113,131	2,320
	Glory Ltd.	91,818	2,318
	Morinaga Milk Industry Co. Ltd.	70,000	2,318
*	Hokuriku Electric Power Co.	310,740	2,311
	Cosmo Energy Holdings Co. Ltd.	111,843	2,310
	Daishi Hokuetsu Financial Group Inc.	77,319	2,276
	Autobacs Seven Co. Ltd.	129,595	2,260
	DMG Mori Co. Ltd.	154,634	2,230
	Maeda Road Construction Co. Ltd.	110,597	2,195
	Shiga Bank Ltd.	91,690	2,194
	Fukuyama Transporting Co. Ltd.	56,716	2,185
	Benefit One Inc.	102,800	2,150
	Nisshinbo Holdings Inc.	240,066	2,143
	Kyoritsu Maintenance Co. Ltd.	41,700	2,143
	Sumitomo Bakelite Co. Ltd.	54,800	2,139
	Maruha Nichiro Corp.	67,300	2,139
	Topcon Corp.	175,846	2,137
	Hitachi Transport System Ltd.	76,998	2,135
	Shimachu Co. Ltd.	88,191	2,133
	Japan Steel Works Ltd.	108,450	2,096
	Fuji Seal International Inc.	59,600	2,084
	Nippo Corp.	102,359	2,081
	Kyudenko Corp.	72,061	2,057
	Shochiku Co. Ltd.	17,034	2,049
*,^	Kawasaki Kisen Kaisha Ltd.	140,382	2,041
	Takara Bio Inc.	92,100	2,027

27

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Nishi-Nippon Financial Holdings Inc.	244,276	2,021
	Toyo Tire Corp.	171,887	2,011
	GungHo Online Entertainment Inc.	641,357	2,001
	Canon Marketing Japan Inc.	92,156	2,000
	Tadano Ltd.	186,724	1,976
	SHO-BOND Holdings Co. Ltd.	28,600	1,965
	Heiwa Corp.	98,615	1,965
	Toyobo Co. Ltd.	148,924	1,943
	H2O Retailing Corp.	152,402	1,942
	Yaoko Co. Ltd.	40,700	1,937
	Kokuyo Co. Ltd.	152,000	1,928
	Kusuri no Aoki Holdings Co. Ltd.	27,012	1,907
	HIS Co. Ltd.	59,688	1,906
	Nippon Gas Co. Ltd.	72,400	1,905
	Open House Co. Ltd.	51,600	1,896
	77 Bank Ltd.	129,005	1,851
	Koei Tecmo Holdings Co. Ltd.	101,060	1,844
	Hokkaido Electric Power Co. Inc.	328,726	1,844
	Fuyo General Lease Co. Ltd.	36,900	1,843
	Fujikura Ltd.	440,096	1,816
^	Pilot Corp.	43,870	1,813
	Lintec Corp.	83,599	1,805
	Hitachi Capital Corp.	77,499	1,805
	San-In Godo Bank Ltd.	271,615	1,800
	Ariake Japan Co. Ltd.	30,585	1,787
	Aoyama Trading Co. Ltd.	80,500	1,768
	Awa Bank Ltd.	68,954	1,736
	Megmilk Snow Brand Co. Ltd.	78,269	1,735
	GMO internet Inc.	106,500	1,653
	Resorttrust Inc.	117,326	1,642
	Yamato Kogyo Co. Ltd.	58,599	1,627
	Shima Seiki Manufacturing Ltd.	47,800	1,608
	Matsui Securities Co. Ltd.	174,060	1,553
	Toyota Boshoku Corp.	104,525	1,544
	Tokai Rika Co. Ltd.	86,979	1,510
	NS Solutions Corp.	56,121	1,508
	Itoham Yonekyu Holdings Inc.	239,790	1,500
	Kandenko Co. Ltd.	176,828	1,491
*	Aiful Corp.	633,479	1,486
	Fujitsu General Ltd.	93,730	1,369
	Noevir Holdings Co. Ltd.	25,400	1,335
	Kissei Pharmaceutical Co. Ltd.	53,628	1,330
	Nippon Television Holdings Inc.	85,700	1,254
	KYORIN Holdings Inc.	66,370	1,247
	North Pacific Bank Ltd.	506,668	1,243
	Japan Aviation Electronics Industry Ltd.	76,747	1,242
	Exedy Corp.	53,216	1,219
	Tokyo Broadcasting System Holdings Inc.	58,479	1,112
	Ichigo Inc.	342,216	1,105
	Toshiba Plant Systems & Services Corp.	61,300	1,101
	Nissan Shatai Co. Ltd.	118,747	1,092
^	Orient Corp.	1,023,987	1,080
	Fuji Media Holdings Inc.	80,000	1,077
	Tokai Tokyo Financial Holdings Inc.	313,728	1,043
	OBIC Business Consultants Co. Ltd.	25,684	1,032
	Komeri Co. Ltd.	47,121	996
	ASKUL Corp.	35,369	951
	Japan Petroleum Exploration Co. Ltd.	42,358	920
	SKY Perfect JSAT Holdings Inc.	209,772	839
	TV Asahi Holdings Corp.	36,641	647
	Mitsubishi Shokuhin Co. Ltd.	24,208	627
	Toppan Forms Co. Ltd.	34,773	318
	Gree Inc.	63,657	248
	Keiyo Bank Ltd.	37,942	235

28

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Aplus Financial Co. Ltd.	275,986	213
	Juroku Bank Ltd.	5,471	112
	COLOPL Inc.	3,346	20
*	Mitsui E&S Holdings Co. Ltd.	937	9
*,^	Japan Display Inc.	7,900	6
			6,516,220
Kuwait (0.2%)
	National Bank of Kuwait SAKP	9,684,851	29,577
	Kuwait Finance House KSCP	6,127,312	13,389
	Mobile Telecommunications Co. KSC	4,021,774	6,105
	Ahli United Bank BSC	6,314,941	5,250
	Agility Public Warehousing Co. KSC	1,715,366	4,119
	Boubyan Bank KSCP	1,414,473	2,527
	Gulf Bank KSCP	2,292,638	2,289
	Humansoft Holding Co. KSC	194,605	2,128
*	Boubyan Petrochemicals Co. KSCP	670,522	2,026
*,§	Boubyan Bank KSCP Rights Exp. 05/23/2019	212,170	135
			67,545
Luxembourg (0.0%)
	Tenaris SA ADR	88,228	2,447

Malaysia (0.6%)
	Public Bank Bhd. (Local)	5,520,919	30,056
	Malayan Banking Bhd.	10,479,600	23,449
	Tenaga Nasional Bhd.	7,136,800	21,240
	CIMB Group Holdings Bhd.	12,144,073	15,489
	Petronas Chemicals Group Bhd.	4,951,968	10,781
	Sime Darby Plantation Bhd.	6,098,305	7,602
	Axiata Group Bhd.	7,900,024	7,590
	DiGi.Com Bhd.	6,640,566	7,388
	Genting Bhd.	4,050,900	6,901
	IHH Healthcare Bhd.	5,052,400	6,796
	Maxis Bhd.	5,092,000	6,603
	IOI Corp. Bhd.	5,975,965	6,513
	Dialog Group Bhd.	8,228,200	6,405
	Petronas Gas Bhd.	1,421,250	6,081
	PPB Group Bhd.	1,204,560	5,455
	Hong Leong Bank Bhd.	1,115,600	5,396
	Kuala Lumpur Kepong Bhd.	832,800	4,989
	MISC Bhd.	2,658,023	4,441
	Press Metal Aluminium Holdings Bhd.	3,525,900	4,054
	Genting Malaysia Bhd.	5,213,000	4,012
	AMMB Holdings Bhd.	3,583,200	3,874
	Nestle Malaysia Bhd.	109,600	3,870
	Sime Darby Bhd.	6,521,205	3,663
	Gamuda Bhd.	4,081,800	3,455
	IJM Corp. Bhd.	6,023,540	3,410
	RHB Bank Bhd. Ordinary Shares	2,316,400	3,342
	Hartalega Holdings Bhd.	2,638,600	3,211
	Petronas Dagangan Bhd.	535,200	3,132
	Malaysia Airports Holdings Bhd.	1,689,800	3,121
	HAP Seng Consolidated Bhd.	1,220,900	2,919
	Top Glove Corp. Bhd.	2,448,500	2,886
	YTL Corp. Bhd.	8,759,166	2,391
	Alliance Bank Malaysia Bhd.	2,154,700	2,117
	British American Tobacco Malaysia Bhd.	248,700	2,098
	Hong Leong Financial Group Bhd.	411,035	1,911
	Sime Darby Property Bhd.	6,894,705	1,851
	Westports Holdings Bhd.	2,007,896	1,849
	AirAsia Group Bhd.	2,779,700	1,836
	KLCCP Stapled Group Bhd.	765,400	1,423
	Telekom Malaysia Bhd.	1,976,100	1,392
	YTL Power International Bhd.	6,196,711	1,333
	IOI Properties Group Bhd.	3,209,700	1,064

29

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	FGV Holdings Bhd.	3,173,600	958
2	Astro Malaysia Holdings Bhd.	2,650,368	930
	UEM Sunrise Bhd.	2,761,900	622
	QL Resources Bhd.	374,600	618
	MMC Corp. Bhd.	1,508,900	383
*	Bumi Armada Bhd.	3,152,300	179
*	Sapura Energy Bhd.	1,571,096	123
	UMW Holdings Bhd.	7,200	10
§	RHB Bank Bhd.	1,187,500	3
			251,215
Malta (0.0%)
*,§	BGP Holdings PLC	3,738,510	—

Mexico (0.7%)
	Fomento Economico Mexicano SAB de CV	3,740,412	36,487
	America Movil SAB de CV	48,427,883	36,070
	Grupo Financiero Banorte SAB de CV	4,998,766	31,597
	Wal-Mart de Mexico SAB de CV	9,109,561	26,770
	Grupo Mexico SAB de CV Class B	6,284,436	18,428
	Grupo Bimbo SAB de CV Class A	4,312,552	9,604
	Grupo Televisa SAB	4,371,842	8,892
	Fibra Uno Administracion SA de CV	5,377,998	8,017
	Grupo Aeroportuario del Pacifico SAB de CV Class B	645,063	6,559
*	Cemex SAB de CV ADR	1,375,435	6,327
	Grupo Financiero Inbursa SAB de CV	4,091,729	6,263
	Grupo Elektra SAB DE CV	115,406	6,139
	Grupo Aeroportuario del Sureste SAB de CV Class B	365,202	6,015
	Coca-Cola Femsa SAB de CV	942,846	6,014
*	Cemex SAB de CV	12,875,682	5,956
	Alfa SAB de CV Class A	5,533,835	5,593
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	3,081,423	5,175
	Mexichem SAB de CV	1,909,498	4,433
	Infraestructura Energetica Nova SAB de CV	944,060	4,127
	Arca Continental SAB de CV	707,290	4,015
	Promotora y Operadora de Infraestructura SAB de CV	376,052	3,825
	Gruma SAB de CV Class B	372,950	3,728
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	591,376	3,643
	Grupo Carso SAB de CV	854,285	3,313
*,2	Banco del Bajio SA	1,302,200	2,800
	Kimberly-Clark de Mexico SAB de CV Class A	1,546,851	2,674
	Industrias Penoles SAB de CV	223,291	2,563
	El Puerto de Liverpool SAB de CV	359,508	2,327
	Regional SAB de CV	413,620	2,254
	Megacable Holdings SAB de CV	510,729	2,250
*	Alsea SAB de CV	893,410	1,997
*	Telesites SAB de CV	2,182,083	1,483
	Becle SAB de CV	933,700	1,467
	Grupo Lala SAB de CV	973,548	1,299
	Industrias Bachoco SAB de CV Class B	272,288	1,116
	Grupo Comercial Chedraui SA de CV	518,255	1,024
2	GMexico Transportes SAB de CV	736,900	902
	Alpek SAB de CV	617,867	760
*	Industrias CH SAB de CV Class B	120,454	562
	Concentradora Fibra Danhos SA de CV	378,573	554
2	Nemak SAB de CV	1,013,599	553
	ALEATICA SAB de CV	329,316	359
*	Organizacion Soriana SAB de CV Class B	194,771	236
*	Grupo Simec SAB de CV Class B	27,440	84
	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	33
	Gentera SAB de CV	7,062	6
			284,293
Netherlands (2.3%)
	Unilever NV	2,682,645	162,313
	ASML Holding NV	710,312	148,321

30

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	ING Groep NV	6,887,848	87,890
	Koninklijke Philips NV	1,633,279	70,139
	Koninklijke Ahold Delhaize NV	1,920,501	46,287
	Heineken NV	413,704	44,725
	Unibail-Rodamco-Westfield	237,013	40,768
	Koninklijke DSM NV	306,367	35,040
	Akzo Nobel NV	395,134	33,573
^	Wolters Kluwer NV	470,051	32,809
	NN Group NV	604,360	26,374
	ArcelorMittal	1,053,914	22,929
	Heineken Holding NV	187,302	19,068
	Koninklijke KPN NV	5,890,397	18,103
2	ABN AMRO Group NV	726,323	17,107
	Aegon NV	3,057,194	15,959
*,2	Adyen NV	15,074	12,285
	Randstad NV	194,435	11,120
	ASR Nederland NV	234,906	10,452
*,^	Galapagos NV	81,347	9,344
	Aalberts NV	172,346	6,781
2	Signify NV	189,207	5,678
^	Koninklijke Vopak NV	121,560	5,428
*	OCI NV	177,284	5,149
^	Boskalis Westminster	149,802	4,111
2	GrandVision NV	85,440	1,923
	VEON Ltd.	320,792	764
			894,440
New Zealand (0.2%)
*	a2 Milk Co. Ltd.	1,299,013	14,603
	Fisher & Paykel Healthcare Corp. Ltd.	1,000,729	10,586
	Auckland International Airport Ltd.	1,681,787	8,953
	Spark New Zealand Ltd.	3,297,743	8,092
	Meridian Energy Ltd.	2,407,905	6,541
	Ryman Healthcare Ltd.	776,541	6,306
	Contact Energy Ltd.	1,256,692	5,642
	Fletcher Building Ltd.	1,553,416	5,352
	SKYCITY Entertainment Group Ltd.	1,351,127	3,682
	Kiwi Property Group Ltd.	2,927,126	3,013
	Mercury NZ Ltd.	1,152,565	2,850
	Air New Zealand Ltd.	1,024,536	1,835
	SKY Network Television Ltd.	4,575	4
			77,459
Norway (0.5%)
	Equinor ASA	1,738,387	38,752
*,^	DNB ASA	1,887,484	36,295
	Telenor ASA	1,179,727	23,715
	Mowi ASA	732,961	15,902
	Yara International ASA	313,050	14,154
^	Orkla ASA	1,377,768	10,813
	Norsk Hydro ASA	2,351,126	10,127
^	Aker BP ASA	189,564	6,257
	Gjensidige Forsikring ASA	306,404	5,958
	Subsea 7 SA	453,156	5,757
	Schibsted ASA Class B	169,614	4,058
^	Schibsted ASA Class A	143,619	3,773
	Salmar ASA	82,277	3,742
	Aker ASA	41,308	2,830
	Leroy Seafood Group ASA	381,594	2,763
*	Adevinta ASA Class B	221,998	2,184
*	Adevinta ASA Class A	143,619	1,449
			188,529
Pakistan (0.0%)
	Pakistan Petroleum Ltd.	1,027,880	1,233
	Oil & Gas Development Co. Ltd.	1,167,200	1,161

31

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Habib Bank Ltd.	1,145,706	1,033
	Fauji Fertilizer Co. Ltd.	1,134,600	834
*	National Bank of Pakistan	1,149,000	322
			4,583
Peru (0.1%)
	Credicorp Ltd. (XLIM)	64,722	15,349
	Credicorp Ltd. (XNYS)	53,581	12,693
	Cia de Minas Buenaventura SAA ADR	380,264	6,164
	Volcan Cia Minera SAA Class B	3,036,354	505
			34,711
Philippines (0.3%)
	SM Investments Corp.	852,239	15,548
	SM Prime Holdings Inc.	15,930,037	12,681
	Ayala Land Inc.	12,430,757	11,695
	BDO Unibank Inc.	3,513,240	9,045
	Ayala Corp.	441,518	7,659
	JG Summit Holdings Inc.	4,447,889	5,632
	Bank of the Philippine Islands	3,164,382	5,156
	PLDT Inc.	212,062	5,003
	International Container Terminal Services Inc.	2,004,224	4,862
	Universal Robina Corp.	1,606,539	4,693
	Metropolitan Bank & Trust Co.	2,885,406	4,113
	Jollibee Foods Corp.	696,395	4,071
	Manila Electric Co.	476,601	3,526
	GT Capital Holdings Inc.	158,294	2,630
	Metro Pacific Investments Corp.	26,669,500	2,339
	Aboitiz Equity Ventures Inc.	1,979,935	2,114
	Megaworld Corp.	19,550,706	2,102
	Alliance Global Group Inc.	6,981,299	2,004
	Aboitiz Power Corp.	2,627,332	1,902
*	San Miguel Food and Beverage Inc.	775,090	1,724
	Globe Telecom Inc.	49,799	1,702
	LT Group Inc.	4,846,041	1,492
	DMCI Holdings Inc.	6,888,996	1,476
	Bloomberry Resorts Corp.	5,774,450	1,412
	San Miguel Corp.	358,210	1,242
	Semirara Mining & Power Corp. Class A	1,973,684	903
	Petron Corp.	4,417,873	525
			117,251
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,505,134	15,492
	Polski Koncern Naftowy ORLEN SA	554,114	14,227
	Powszechny Zaklad Ubezpieczen SA	997,022	10,975
	Bank Polska Kasa Opieki SA	283,228	8,453
*	KGHM Polska Miedz SA	246,296	6,650
*	CD Projekt SA	112,617	6,338
	Santander Bank Polska SA	51,868	5,394
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,024,176	4,599
	Grupa Lotos SA	176,260	3,840
	LPP SA	1,570	3,520
*	Cyfrowy Polsat SA	452,167	3,139
*	PGE Polska Grupa Energetyczna SA	1,253,423	3,121
*,2	Dino Polska SA	83,506	2,773
	mBank SA	21,631	2,510
*	Alior Bank SA	976	15
	Bank Handlowy w Warszawie SA	815	13
*	Bank Millennium SA	4,847	12
	Asseco Poland SA	592	8
2	PLAY Communications SA	717	4
	Eurocash SA	218	1
*	Orange Polska SA	652	1
	CCC SA	11	1
			91,086

32

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Portugal (0.1%)
	Galp Energia SGPS SA	906,237	15,194
*	EDP - Energias de Portugal SA	3,956,942	15,015
	Jeronimo Martins SGPS SA	450,504	7,343
*	EDP Renovaveis SA	258,279	2,568
*	Banco Espirito Santo SA	3,873,216	12
			40,132
Qatar (0.3%)
	Qatar National Bank QPSC	801,114	43,091
	Industries Qatar QSC	357,032	11,861
	Qatar Islamic Bank SAQ	206,972	9,487
	Masraf Al Rayan QSC	661,963	6,599
	Commercial Bank PQSC	358,098	5,004
	Qatar Electricity & Water Co. QSC	96,097	4,411
	Qatar Fuel QSC	66,751	3,690
*	Mesaieed Petrochemical Holding Co.	645,462	3,504
	Barwa Real Estate Co.	358,837	3,419
	Qatar Gas Transport Co. Ltd.	516,005	3,033
	Ooredoo QPSC	151,326	2,704
	Qatar Navigation QSC	107,652	2,000
	Doha Bank QPSC	291,708	1,739
	Qatar Insurance Co. SAQ	148,978	1,568
*	Qatar Aluminum Manufacturing Co.	497,202	1,436
	Vodafone Qatar QSC	637,065	1,352
	Qatar International Islamic Bank QSC	66,078	1,254
	United Development Co. QSC	291,153	1,080
*	Ezdan Holding Group QSC	264,051	776
*	Gulf International Services QSC	152,619	664
	Al Meera Consumer Goods Co. QSC	8,416	331
			109,003
Russia (1.0%)
	Lukoil PJSC ADR	749,726	63,657
	Sberbank of Russia PJSC	13,039,056	45,680
	Gazprom PJSC ADR	7,397,203	36,981
	Novatek PJSC	1,928,545	35,971
	Tatneft PJSC ADR	416,819	29,351
	Sberbank of Russia PJSC ADR	1,286,889	18,446
	MMC Norilsk Nickel PJSC ADR	764,131	16,989
	Rosneft Oil Co. PJSC GDR	1,912,359	12,743
	LUKOIL PJSC	132,304	11,290
	Gazprom PJSC	3,688,247	9,373
	Surgutneftegas OAO Preference Shares	13,141,000	7,965
	AK Transneft OAO Preference Shares	2,811	7,313
	Alrosa PJSC	4,359,680	6,360
	Magnit PJSC GDR	436,054	6,234
	Severstal PJSC GDR	312,475	5,063
	Surgutneftegas PJSC ADR	1,190,266	4,456
	Mobile TeleSystems PJSC	1,071,502	4,233
	Inter RAO UES PJSC	69,408,300	4,213
	Novolipetsk Steel PJSC	1,482,233	3,928
	Moscow Exchange MICEX-RTS PJSC	2,454,154	3,459
	Tatneft PJSC	274,300	3,214
	Polyus PJSC GDR	78,591	3,092
	Mobile TeleSystems PJSC ADR	331,569	2,613
	VTB Bank PJSC GDR	2,300,991	2,573
	PhosAgro PJSC GDR	175,962	2,220
	VTB Bank PJSC	4,030,378,867	2,216
	Magnitogorsk Iron & Steel Works PJSC	3,002,648	2,055
	Tatneft PAO Preference Shares	171,280	1,682
	RusHydro PJSC	198,154,634	1,657
	Aeroflot PJSC	970,911	1,448
	Rosneft Oil Co. PJSC	201,420	1,337
	Federal Grid Co. Unified Energy System PJSC	450,626,667	1,159
	Magnit PJSC	20,099	1,158

33

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	MMC Norilsk Nickel PJSC	4,815	1,070
	Bashneft PAO Preference Shares	33,136	971
	Rostelecom PJSC	790,068	904
	ROSSETI PJSC	48,484,896	802
	Rostelecom PJSC ADR	118,592	802
	Unipro PJSC	18,049,100	729
*	Polyus PJSC	8,407	655
*	RussNeft PJSC	74,191	650
	Surgutneftegas PJSC	1,328,600	505
	Sistema PJSFC GDR	191,390	505
	Mosenergo PJSC	13,331,000	462
	TMK PJSC	411,980	377
*	Uralkali PJSC	226,340	308
	Safmar Financial Investment	36,120	269
	Severstal PJSC	15,200	246
	Sistema PJSFC	986,400	135
	Novatek PJSC GDR	544	105
	LSR Group PJSC GDR	11,297	24
	Novorossiysk Commercial Sea Port PJSC	109,000	12
*	Mechel PJSC	6,352	7
			369,667
Saudi Arabia (0.3%)
	Al Rajhi Bank	629,607	12,596
	Saudi Basic Industries Corp.	367,123	12,162
	National Commercial Bank	409,909	6,734
	Samba Financial Group	548,359	5,549
	Riyad Bank	669,634	5,325
	Almarai Co. JSC	242,020	3,881
	Saudi Telecom Co.	123,623	3,778
	Alinma Bank	511,694	3,698
*	Saudi Arabian Mining Co.	210,080	3,135
*	Saudi Kayan Petrochemical Co.	851,991	2,992
	Yanbu National Petrochemical Co.	135,809	2,637
*	National Industrialization Co.	477,119	2,262
*	Saudi Industrial Investment Group	305,392	2,194
	Saudi Arabian Fertilizer Co.	93,921	2,051
*	Etihad Etisalat Co.	311,635	1,970
	Bank Al-Jazira	367,726	1,581
*	Savola Group	173,321	1,569
*	Bank AlBilad	214,575	1,499
*	Saudi International Petrochemical Co.	250,096	1,444
*	Mobile Telecommunications Co. Saudi Arabia	466,879	1,391
	Advanced Petrochemical Co.	83,663	1,373
*	Rabigh Refining & Petrochemical Co.	264,259	1,357
*	Sahara Petrochemical Co.	293,060	1,343
*	Emaar Economic City	499,694	1,227
*	Saudi Electricity Co.	259,316	1,172
*	Seera Group Holding	217,283	1,122
*	Co for Cooperative Insurance	60,177	1,106
*	Dar Al Arkan Real Estate Development Co.	362,523	1,067
	Saudi Cement Co.	55,609	976
*	Bupa Arabia for Cooperative Insurance Co.	37,112	920
*	Methanol Chemicals Co.	352,267	897
*	Saudi Arabian Amiantit Co.	529,315	867
	Jarir Marketing Co.	17,834	842
*	Aseer Trading Tourism & Manufacturing Co.	245,074	600
	Saudi Airlines Catering Co.	23,375	526
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	72,126	523
*	Eastern Province Cement Co.	66,912	471
	Mediterranean & Gulf Insurance & Reinsurance Co.	109,487	447
	Aldrees Petroleum and Transport Services Co.	48,105	441
	Alandalus Property Co.	107,932	438
*	Fawaz Abdulaziz Al Hokair & Co.	58,849	422
*	Najran Cement Co.	180,516	412

34

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Dallah Healthcare Co.	32,447	411
*	Saudi Research & Marketing Group	18,221	357
*	Saudi Real Estate Co.	95,201	322
*	Saudi Ceramic Co.	55,447	290
	Mouwasat Medical Services Co.	11,248	255
*	Yanbu Cement Co.	30,058	239
*	Bawan Co.	59,366	229
*	Middle East Healthcare Co.	26,097	222
*	Zamil Industrial Investment Co.	45,651	215
	United Electronics Co.	10,870	200
	United International Transportation Co.	18,750	167
*	Herfy Food Services Co.	10,348	163
	Abdullah Al Othaim Markets Co.	7,713	162
	Qassim Cement Co.	14,371	162
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	36,189	161
*	Saudi Marketing Co.	23,768	114
	National Petrochemical Co.	13,723	102
*	Al Hammadi Co. for Development and Investment	10,681	70
*	Red Sea International Co.	10,106	42
	Arabian Cement Co.	2,814	20
			100,900
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,201,248	66,571
	Oversea-Chinese Banking Corp. Ltd.	5,896,811	52,530
	United Overseas Bank Ltd.	2,270,150	46,489
	Singapore Telecommunications Ltd.	13,147,296	30,671
	Keppel Corp. Ltd.	2,565,379	12,784
	CapitaLand Ltd.	4,509,841	11,719
	Ascendas REIT	4,321,187	9,545
	Wilmar International Ltd.	3,490,207	9,334
	Singapore Exchange Ltd.	1,508,458	8,190
	Singapore Technologies Engineering Ltd.	2,695,422	7,855
	CapitaLand Mall Trust	4,324,951	7,701
	Genting Singapore Ltd.	10,285,964	7,459
	ComfortDelGro Corp. Ltd.	3,730,649	7,389
	CapitaLand Commercial Trust	4,391,551	6,274
	Singapore Airlines Ltd.	869,824	6,198
	City Developments Ltd.	854,861	5,627
	Venture Corp. Ltd.	441,151	5,533
	Singapore Press Holdings Ltd.	2,738,557	5,061
	UOL Group Ltd.	894,967	4,995
	Jardine Cycle & Carriage Ltd.	184,739	4,827
	Suntec REIT	3,506,872	4,770
	SATS Ltd.	1,137,915	4,377
	Sembcorp Industries Ltd.	1,663,291	3,253
	Mapletree Logistics Trust	2,459,400	2,680
	Golden Agri-Resources Ltd.	11,986,001	2,549
	Mapletree Commercial Trust	1,789,700	2,541
	Hutchison Port Holdings Trust	9,402,208	2,209
	Singapore Post Ltd.	2,606,164	1,992
*	Sembcorp Marine Ltd.	1,410,477	1,773
	Mapletree North Asia Commercial Trust	1,696,900	1,695
	StarHub Ltd.	978,937	1,116
	Keppel REIT	1,151,600	1,033
	Wing Tai Holdings Ltd.	639,240	965
	Frasers Property Ltd.	583,000	798
	SIA Engineering Co. Ltd.	405,309	746
	Mapletree Industrial Trust	441,300	669
	Olam International Ltd.	253,700	369
			350,287
South Africa (1.6%)
	Naspers Ltd.	753,770	193,908
	Sasol Ltd.	983,853	32,641
	Standard Bank Group Ltd.	2,265,728	31,643

35

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	FirstRand Ltd.	5,618,896	26,741
	MTN Group Ltd.	3,187,691	23,095
	Sanlam Ltd.	3,063,866	16,406
	Absa Group Ltd.	1,268,579	14,614
	Old Mutual Ltd. (XLON)	8,205,512	13,188
	Nedbank Group Ltd.	700,351	13,064
	Remgro Ltd.	936,918	12,736
	Bid Corp. Ltd.	592,123	12,518
	Shoprite Holdings Ltd.	835,165	10,081
	Growthpoint Properties Ltd.	5,345,802	9,293
	Bidvest Group Ltd.	607,467	9,240
	Vodacom Group Ltd.	1,123,159	9,064
	Capitec Bank Holdings Ltd.	92,355	8,639
	AngloGold Ashanti Ltd.	715,974	8,519
	RMB Holdings Ltd.	1,296,976	7,580
*	MultiChoice Group Ltd.	754,958	6,779
	Mr Price Group Ltd.	445,249	6,748
	Redefine Properties Ltd.	9,287,506	6,396
	Discovery Ltd.	610,826	6,155
	Clicks Group Ltd.	438,624	6,003
	Woolworths Holdings Ltd.	1,675,369	5,594
	Gold Fields Ltd.	1,479,321	5,575
	Foschini Group Ltd.	420,574	5,449
	Anglo American Platinum Ltd.	105,627	5,343
	Exxaro Resources Ltd.	452,257	5,175
	PSG Group Ltd.	277,610	5,149
	Tiger Brands Ltd.	288,117	5,012
	NEPI Rockcastle plc	593,575	4,955
	Sappi Ltd.	1,037,668	4,955
*	Impala Platinum Holdings Ltd.	1,222,862	4,918
	Aspen Pharmacare Holdings Ltd.	669,101	4,821
	SPAR Group Ltd.	346,362	4,703
	Life Healthcare Group Holdings Ltd.	2,508,004	4,575
	Netcare Ltd.	2,636,164	4,437
	Mondi Ltd.	200,265	4,425
	Truworths International Ltd.	783,351	4,153
	AVI Ltd.	583,422	3,750
	Rand Merchant Investment Holdings Ltd.	1,406,533	3,414
	Barloworld Ltd.	378,269	3,379
	Investec Ltd.	508,481	3,254
*,^	Sibanye Gold Ltd.	3,198,102	3,011
	Telkom SA SOC Ltd.	498,109	2,965
	Pick n Pay Stores Ltd.	589,748	2,863
	Fortress REIT Ltd. Class A	2,095,810	2,816
	Kumba Iron Ore Ltd.	87,379	2,628
*	Northam Platinum Ltd.	594,302	2,477
	MMI Holdings Ltd.	1,772,722	2,217
	Hyprop Investments Ltd.	426,973	2,088
	African Rainbow Minerals Ltd.	174,613	2,080
	Resilient REIT Ltd.	523,442	2,071
	Vukile Property Fund Ltd.	1,275,698	1,835
	Motus Holdings Ltd.	273,460	1,700
	KAP Industrial Holdings Ltd.	3,234,541	1,666
*	Super Group Ltd.	643,584	1,658
^,2	Pepkor Holdings Ltd.	1,187,984	1,653
	Santam Ltd.	70,156	1,646
	Coronation Fund Managers Ltd.	455,174	1,631
	Pioneer Foods Group Ltd.	251,807	1,517
	Assore Ltd.	58,044	1,506
	Reunert Ltd.	275,097	1,492
	Liberty Holdings Ltd.	204,398	1,480
	JSE Ltd.	143,375	1,391
	Tsogo Sun Holdings Ltd.	909,302	1,369
*	Harmony Gold Mining Co. Ltd.	743,738	1,274

36

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Attacq Ltd.	1,292,981	1,270
2	Dis-Chem Pharmacies Ltd.	669,451	1,263
	Imperial Logistics Ltd.	273,460	1,196
	Massmart Holdings Ltd.	176,570	1,165
	Fortress REIT Ltd. Class B	1,461,343	1,113
^	MAS Real Estate Inc.	690,190	1,066
*	Brait SE	555,354	892
	AECI Ltd.	91,096	609
	Old Mutual Ltd. (XJSE)	319,141	513
*	Famous Brands Ltd.	59,064	347
	Curro Holdings Ltd.	157,715	294
^	Omnia Holdings Ltd.	62,059	252
*	Nampak Ltd.	258,767	190
*	Grindrod Shipping Holdings Ltd.	18,079	93
	Grindrod Ltd.	156,813	84
	Tongaat Hulett Ltd.	26,244	39
*	EOH Holdings Ltd.	1,008	1
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	—
			635,508
South Korea (3.2%)
	Samsung Electronics Co. Ltd. GDR	215,124	212,950
	Samsung Electronics Co. Ltd.	3,034,600	119,312
	SK Hynix Inc.	918,773	62,174
	Samsung Electronics Co. Ltd. Preference Shares	1,418,119	45,240
	Hyundai Motor Co.	254,839	30,250
*,^	Celltrion Inc.	141,599	25,754
	LG Chem Ltd.	81,883	25,400
	NAVER Corp.	237,797	24,353
	Hyundai Mobis Co. Ltd.	114,916	22,923
	POSCO ADR	392,907	21,677
	Shinhan Financial Group Co. Ltd. ADR	518,040	19,634
	KB Financial Group Inc. ADR	483,358	19,107
	Samsung SDI Co. Ltd.	93,908	19,068
	LG Household & Health Care Ltd.	15,216	18,541
	Kia Motors Corp.	459,180	17,800
	KT&G Corp.	197,671	17,291
	Hana Financial Group Inc.	525,155	16,564
	SK Innovation Co. Ltd.	103,181	16,133
	Samsung Fire & Marine Insurance Co. Ltd.	58,950	15,347
	NCSoft Corp.	30,515	13,742
	Samsung C&T Corp.	148,396	13,044
	SK Holdings Co. Ltd.	58,761	12,922
	LG Electronics Inc.	191,762	12,459
	Shinhan Financial Group Co. Ltd.	289,698	10,949
	Woori Financial Group Inc.	915,609	10,856
	Samsung SDS Co. Ltd.	55,775	10,372
	LG Corp.	158,223	9,894
	Amorepacific Corp.	54,439	9,694
	Kakao Corp.	89,359	9,201
^	Samsung Electro-Mechanics Co. Ltd.	96,767	9,019
	Samsung Life Insurance Co. Ltd.	111,051	8,078
*	Hyundai Heavy Industries Co. Ltd.	75,294	8,040
	KB Financial Group Inc.	200,633	7,922
	Woongjin Coway Co. Ltd.	101,024	7,591
*,2	Samsung Biologics Co. Ltd.	23,731	6,916
	Korea Zinc Co. Ltd.	17,665	6,852
*	LG Display Co. Ltd.	392,822	6,680
	SK Telecom Co. Ltd. ADR	282,942	6,677
	Fila Korea Ltd.	87,431	6,183
	Lotte Chemical Corp.	26,496	6,105
*,^	Celltrion Healthcare Co. Ltd.	93,299	6,054
	Industrial Bank of Korea	472,091	5,725
	Hyundai Engineering & Construction Co. Ltd.	127,130	5,720
	S-Oil Corp.	71,971	5,675

37

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Korea Electric Power Corp. ADR	464,810	5,657
	Hyundai Heavy Industries Holdings Co. Ltd.	18,999	5,565
*	Samsung Heavy Industries Co. Ltd.	776,731	5,478
	Kangwon Land Inc.	186,777	5,441
	Hotel Shilla Co. Ltd.	55,116	5,438
	Hyundai Steel Co.	136,435	5,418
*,^	SillaJen Inc.	95,139	5,345
	E-MART Inc.	35,844	5,286
*	Korea Electric Power Corp.	218,249	5,283
	DB Insurance Co. Ltd.	86,303	5,056
*	Helixmith Co. Ltd.	22,460	5,010
	POSCO	22,537	4,933
	Hanmi Pharm Co. Ltd.	12,670	4,721
	Mirae Asset Daewoo Co. Ltd.	701,850	4,697
	Hyundai Motor Co. 2nd Preference Shares	61,915	4,644
	Hyundai Glovis Co. Ltd.	33,150	4,535
	Hankook Tire Co. Ltd.	133,074	4,528
*,^	HLB Inc.	60,256	4,334
	LG Uplus Corp.	345,201	4,228
	GS Holdings Corp.	93,277	4,157
	Daelim Industrial Co. Ltd.	48,770	4,047
*	Samsung Engineering Co. Ltd.	276,021	4,032
	CJ CheilJedang Corp.	14,652	3,953
	Korea Investment Holdings Co. Ltd.	63,386	3,721
	Shinsegae Inc.	12,331	3,593
	GS Engineering & Construction Corp.	103,224	3,591
	Hyundai Marine & Fire Insurance Co. Ltd.	109,655	3,589
*,^,2	Netmarble Corp.	32,196	3,519
	Korea Aerospace Industries Ltd.	115,657	3,465
	Samsung Securities Co. Ltd.	111,056	3,394
	CJ ENM Co. Ltd.	17,960	3,370
	Yuhan Corp.	15,866	3,338
	AMOREPACIFIC Group	50,402	3,247
	Orion Corp.	38,667	3,208
	BNK Financial Group Inc.	524,311	3,146
	Hanon Systems	289,104	3,109
	Lotte Shopping Co. Ltd.	20,211	3,086
	Medy-Tox Inc.	6,406	3,072
	KCC Corp.	9,961	3,027
	S-1 Corp.	34,323	2,881
	LG Household & Health Care Ltd. Preference Shares	4,105	2,850
	Cheil Worldwide Inc.	125,639	2,741
	OCI Co. Ltd.	32,772	2,614
	NH Investment & Securities Co. Ltd.	217,319	2,564
	Kumho Petrochemical Co. Ltd.	32,323	2,545
	Hanwha Chemical Corp.	140,050	2,475
	Hyundai Department Store Co. Ltd.	27,737	2,412
	Lotte Corp.	56,890	2,391
	Korean Air Lines Co. Ltd.	83,839	2,381
	Hyundai Motor Co. Preference Shares	33,887	2,353
	CJ Corp.	22,753	2,327
	HDC Hyundai Development Co-Engineering & Construction	55,974	2,237
	BGF retail Co. Ltd.	11,654	2,183
	Amorepacific Corp. Preference Shares	21,067	2,111
	DGB Financial Group Inc.	285,059	2,055
	Hanwha Corp.	80,694	2,047
	Korea Gas Corp.	50,039	1,976
	SK Telecom Co. Ltd.	9,146	1,940
	LG Chem Ltd. Preference Shares	11,135	1,915
	Samsung Card Co. Ltd.	57,236	1,820
	Hyundai Mipo Dockyard Co. Ltd.	37,397	1,804
*	Hanwha Aerospace Co. Ltd.	67,156	1,778
*,^	CJ Logistics Corp.	12,617	1,704
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	68,085	1,697

38

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hanwha Life Insurance Co. Ltd.	476,046	1,627
	Mando Corp.	55,050	1,576
	Ottogi Corp.	2,520	1,566
^	POSCO Chemical Co. Ltd.	31,038	1,529
	GS Retail Co. Ltd.	45,028	1,511
	Hanmi Science Co. ltd	22,641	1,460
	Hanssem Co. Ltd.	16,373	1,445
*,^	Doosan Infracore Co. Ltd.	225,037	1,402
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,307
	Posco International Corp.	82,292	1,290
	NongShim Co. Ltd.	5,263	1,265
	SK Networks Co. Ltd.	247,553	1,242
	LS Corp.	28,811	1,223
	LOTTE Fine Chemical Co. Ltd.	29,162	1,202
^	Paradise Co. Ltd.	75,316	1,199
*	NHN Corp.	16,358	1,177
	Hyundai Wia Corp.	26,670	1,141
	KEPCO Plant Service & Engineering Co. Ltd.	36,315	1,140
	SKC Co. Ltd.	32,013	980
	HDC Holdings Co. Ltd.	64,279	948
	Hite Jinro Co. Ltd.	51,243	891
^	Hyundai Construction Equipment Co. Ltd.	21,090	886
	Dongsuh Cos. Inc.	49,443	828
§	Lotte Chilsung Beverage Co. Ltd.	5,470	814
	Doosan Corp.	9,108	801
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,175	706
*,^	Doosan Heavy Industries & Construction Co. Ltd.	117,038	701
	Hyosung TNC Co. Ltd.	4,865	692
	LG Electronics Inc. Preference Shares	22,942	596
	Ssangyong Cement Industrial Co. Ltd.	108,638	537
	Hanwha Corp. Preference Shares	37,363	472
^	BGF Co. Ltd.	45,435	321
	CJ CheilJedang Corp. Preference Shares	1,801	214
*	Hyosung Advanced Materials Corp.	1,759	195
*,^	Hyosung Heavy Industries Corp.	2,524	86
*	Doosan Heavy Industries & Construction Co. Ltd. Rights	67,941	84
	Hyosung Chemical Corp.	535	63
	Hyosung Corp.	282	18
			1,222,085
Spain (2.0%)
	Banco Santander SA	28,412,334	144,033
*	Iberdrola SA	10,893,213	98,991
	Banco Bilbao Vizcaya Argentaria SA	11,798,703	71,746
	Telefonica SA	8,053,016	67,141
	Amadeus IT Group SA	730,750	58,239
^	Industria de Diseno Textil SA	1,862,383	56,391
*	Repsol SA	2,273,543	38,579
*	Ferrovial SA	860,855	21,228
2	Aena SME SA	111,708	20,741
	CaixaBank SA	6,380,453	20,338
*	ACS Actividades de Construccion y Servicios SA	437,749	20,130
	Grifols SA	592,831	16,476
	Red Electrica Corp. SA	760,914	15,792
	Naturgy Energy Group SA	549,022	15,630
	Endesa SA	560,894	13,993
2	Cellnex Telecom SA	377,921	11,642
	Banco de Sabadell SA	9,911,997	11,541
	Enagas SA	402,892	11,493
	Bankinter SA	1,215,462	9,715
	Grifols SA Preference Shares	459,241	8,841
	Merlin Properties Socimi SA	593,177	8,091
	Siemens Gamesa Renewable Energy SA	408,580	7,338
	Inmobiliaria Colonial Socimi SA	564,541	6,083
^	Bankia SA	2,153,780	5,965

39

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mapfre SA	1,873,284	5,628
	Acciona SA	37,762	4,380
	Acerinox SA	335,155	3,491
	Zardoya Otis SA	331,552	2,680
	Corp Financiera Alba SA	36,876	1,898
*	Fomento de Construcciones y Contratas SA	129,674	1,590
	Grupo Catalana Occidente SA	7,988	302
	Mediaset Espana Comunicacion SA	5,728	44
	Distribuidora Internacional de Alimentacion SA	4,433	3
			780,173
Sweden (1.8%)
	Telefonaktiebolaget LM Ericsson Class B	5,352,886	52,952
	Volvo AB Class B	2,662,512	42,671
	Investor AB Class B	886,158	42,262
^	Sandvik AB	1,919,801	35,552
	Assa Abloy AB Class B	1,628,654	34,817
^	Atlas Copco AB Class A	1,084,165	33,841
	Essity AB Class B	1,081,676	32,073
	Swedbank AB Class A	1,778,012	29,051
^	Svenska Handelsbanken AB Class A	2,582,570	28,210
^	Hennes & Mauritz AB Class B	1,550,229	27,050
	Skandinaviska Enskilda Banken AB Class A	2,542,218	24,272
	Hexagon AB Class B	441,999	24,147
	Atlas Copco AB Class B	714,305	20,345
	Telia Co. AB	4,726,216	20,136
	Swedish Match AB	301,683	14,710
	Boliden AB	483,548	14,390
^	Alfa Laval AB	561,499	13,033
	Tele2 AB	957,114	12,787
	SKF AB	681,477	12,650
	Kinnevik AB	421,723	12,290
*	Epiroc AB Class A	1,129,559	11,677
^	Skanska AB Class B	626,423	10,909
	Electrolux AB Class B	439,216	10,764
	Lundin Petroleum AB	304,247	9,908
	Securitas AB Class B	548,662	9,594
	Svenska Cellulosa AB SCA Class B	1,074,321	9,379
	Industrivarden AB Class A	377,798	8,748
	Elekta AB Class B	633,463	7,514
	Nibe Industrier AB Class B	546,401	7,346
	Investor AB Class A	150,121	7,131
	Trelleborg AB Class B	430,950	7,127
	Husqvarna AB	735,141	6,712
*	Epiroc AB Class B	670,694	6,637
	Industrivarden AB	290,135	6,529
	Castellum AB	358,750	6,450
*	Fastighets AB Balder Class B	177,414	5,612
^	Saab AB Class B	164,633	5,420
*	Swedish Orphan Biovitrum AB	292,847	5,343
^	ICA Gruppen AB	133,983	4,848
	L E Lundbergforetagen AB Class B	139,794	4,781
	Investment AB Latour Class B	210,464	2,980
	Svenska Handelsbanken AB Class B	88,480	962
	Skandinaviska Enskilda Banken AB	40,435	392
			684,002
Switzerland (5.7%)
	Nestle SA	5,339,866	514,110
	Roche Holding AG	1,226,501	323,629
	Novartis AG	3,856,484	316,001
	Zurich Insurance Group AG	264,184	84,213
	UBS Group AG	6,071,796	81,420
	Cie Financiere Richemont SA	904,481	66,120
*	ABB Ltd.	3,181,546	65,440
	Credit Suisse Group AG	4,447,985	59,153

40

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Swiss Re AG	539,344	51,927
*	Alcon Inc.	771,296	44,418
	Givaudan SA	16,399	42,462
	Lonza Group AG	131,891	40,732
	Sika AG	247,486	37,920
	LafargeHolcim Ltd. (XVTX)	614,592	31,552
*	Swiss Life Holding AG	61,318	28,827
	Geberit AG	64,949	27,234
	SGS SA	9,199	24,272
	Partners Group Holding AG	29,090	21,942
	Swisscom AG	44,996	20,966
	Julius Baer Group Ltd.	382,105	18,458
	Sonova Holding AG	90,526	18,285
	Temenos AG	104,861	17,443
	Swatch Group AG (Bearer)	54,234	16,552
	Adecco Group AG	272,577	15,660
	Schindler Holding AG	70,131	15,157
	Baloise Holding AG	85,333	14,630
	Straumann Holding AG	17,930	14,490
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	181	13,730
	Roche Holding AG (Bearer)	51,862	13,569
	Kuehne & Nagel International AG	88,766	12,903
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,874	12,454
	LafargeHolcim Ltd. (XPAR)	230,997	11,908
	Swiss Prime Site AG	137,122	11,011
	Vifor Pharma AG	79,236	10,347
	Logitech International SA	253,277	9,925
	Schindler Holding AG (Registered)	35,872	7,627
	EMS-Chemie Holding AG	12,496	7,567
*	Helvetia Holding AG	11,888	7,555
	PSP Swiss Property AG	71,595	7,305
	Clariant AG	353,954	7,282
	Georg Fischer AG	7,321	7,120
	Barry Callebaut AG	3,447	6,320
	Pargesa Holding SA	73,699	5,792
	Flughafen Zurich AG	34,492	5,686
	Dufry AG	53,596	5,245
	OC Oerlikon Corp. AG	373,618	4,883
	Swatch Group AG (Registered)	74,222	4,355
*	Banque Cantonale Vaudoise	5,295	4,181
	Sulzer AG	34,882	3,681
	DKSH Holding AG	48,078	2,952
	ams AG	3,695	156
			2,196,567
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,385,270	235,983
	Taiwan Semiconductor Manufacturing Co. Ltd.	15,361,373	128,975
	Hon Hai Precision Industry Co. Ltd.	21,563,823	60,709
	Formosa Plastics Corp.	8,702,873	31,584
	Largan Precision Co. Ltd.	185,848	27,900
	Nan Ya Plastics Corp.	10,013,615	25,333
	MediaTek Inc.	2,570,700	24,639
	CTBC Financial Holding Co. Ltd.	32,179,939	22,045
	Formosa Chemicals & Fibre Corp.	6,110,306	21,987
	Delta Electronics Inc.	3,918,676	20,683
	Uni-President Enterprises Corp.	8,655,487	20,571
	Cathay Financial Holding Co. Ltd.	14,113,057	20,437
	Fubon Financial Holding Co. Ltd.	12,932,861	19,112
	Mega Financial Holding Co. Ltd.	19,429,777	18,654
	Chunghwa Telecom Co. Ltd. ADR	504,755	18,191
	China Steel Corp.	22,138,234	17,888
	E.Sun Financial Holding Co. Ltd.	17,862,791	14,667
	ASE Technology Holding Co. Ltd.	5,257,449	12,213
	First Financial Holding Co. Ltd.	17,040,035	12,166

41

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Yuanta Financial Holding Co. Ltd.	20,449,916	11,861
	Taiwan Cement Corp.	8,016,744	10,904
	Taiwan Cooperative Financial Holding Co. Ltd.	16,229,107	10,772
	Catcher Technology Co. Ltd.	1,322,153	10,482
	Taiwan Mobile Co. Ltd.	2,807,713	10,266
	Hua Nan Financial Holdings Co. Ltd.	14,985,567	9,800
	President Chain Store Corp.	1,007,904	9,404
	Asustek Computer Inc.	1,221,026	9,335
	Formosa Petrochemical Corp.	2,410,580	8,946
	Chailease Holding Co. Ltd.	2,031,000	8,659
	Quanta Computer Inc.	4,471,598	8,575
	Hotai Motor Co. Ltd.	539,000	8,157
	China Development Financial Holding Corp.	24,465,318	7,886
	Taishin Financial Holding Co. Ltd.	17,320,643	7,854
	Far Eastern New Century Corp.	6,990,819	7,634
	United Microelectronics Corp. ADR	3,338,031	7,244
	Yageo Corp.	709,000	7,033
	SinoPac Financial Holdings Co. Ltd.	17,951,229	6,920
	Far EasTone Telecommunications Co. Ltd.	2,811,643	6,900
	Chunghwa Telecom Co. Ltd.	1,886,207	6,795
	Pegatron Corp.	3,442,038	6,507
	Novatek Microelectronics Corp.	974,916	6,378
	Chang Hwa Commercial Bank Ltd.	10,593,319	6,346
	Pou Chen Corp.	4,657,125	5,666
	Asia Cement Corp.	4,174,519	5,650
	Realtek Semiconductor Corp.	801,768	5,436
	Walsin Technology Corp.	871,000	5,386
	Eclat Textile Co. Ltd.	358,398	5,123
	Shin Kong Financial Holding Co. Ltd.	17,841,399	5,055
	Advantech Co. Ltd.	623,026	5,048
	Lite-On Technology Corp.	3,574,767	5,044
	Feng TAY Enterprise Co. Ltd.	605,100	4,906
	Innolux Corp.	14,580,370	4,679
	Giant Manufacturing Co. Ltd.	565,625	4,314
	Cheng Shin Rubber Industry Co. Ltd.	3,221,222	4,303
	Taiwan High Speed Rail Corp.	3,519,000	4,285
	Foxconn Technology Co. Ltd.	1,908,925	4,283
	Compal Electronics Inc.	6,597,510	4,265
	Globalwafers Co. Ltd.	379,000	4,154
	Inventec Corp.	5,131,064	4,123
	Wistron Corp.	4,632,445	3,846
	China Life Insurance Co. Ltd.	4,439,269	3,696
^	AU Optronics Corp. ADR	1,025,878	3,580
	Vanguard International Semiconductor Corp.	1,544,466	3,432
	Acer Inc.	4,905,396	3,334
	Taiwan Business Bank	7,314,243	3,020
	Nanya Technology Corp.	1,392,600	2,958
	Walsin Lihwa Corp.	5,253,000	2,952
	Synnex Technology International Corp.	2,331,889	2,910
	Unimicron Technology Corp.	2,216,975	2,478
	Chicony Electronics Co. Ltd.	969,337	2,390
	Teco Electric and Machinery Co. Ltd.	3,124,000	2,341
	Eva Airways Corp.	4,552,445	2,233
	Formosa Taffeta Co. Ltd.	1,730,000	2,087
	United Microelectronics Corp.	4,740,978	2,067
	Taiwan Fertilizer Co. Ltd.	1,286,000	1,873
	AU Optronics Corp.	5,163,000	1,846
	China Airlines Ltd.	5,536,913	1,756
	Evergreen Marine Corp. Taiwan Ltd.	3,786,349	1,662
*	HTC Corp.	1,211,570	1,642
	Feng Hsin Steel Co. Ltd.	770,790	1,517
	Epistar Corp.	1,673,000	1,465
	China Motor Corp.	1,566,105	1,406
	Eternal Materials Co. Ltd.	1,694,104	1,401

42

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Taiwan Secom Co. Ltd.	482,725	1,350
	Far Eastern International Bank	3,492,597	1,301
*	OBI Pharma Inc.	243,000	1,225
	ASE Technology Holding Co. Ltd. ADR	253,191	1,152
	Capital Securities Corp.	3,704,587	1,115
	Taiwan Glass Industry Corp.	2,787,089	1,115
	Oriental Union Chemical Corp.	1,254,191	1,056
	Transcend Information Inc.	453,455	1,027
	TPK Holding Co. Ltd.	538,422	998
	Yulon Motor Co. Ltd.	1,527,898	965
	U-Ming Marine Transport Corp.	732,000	766
	Wan Hai Lines Ltd.	1,268,702	669
	Yulon Nissan Motor Co. Ltd.	39,633	332
	Cathay Real Estate Development Co. Ltd.	57,800	47
	Ton Yi Industrial Corp.	47,600	19
*	OBI Pharma Inc. Rights Exp. 05/07/2019	15,790	10
			1,101,154
Thailand (0.8%)
	PTT PCL (Foreign)	25,327,020	38,664
*	CP ALL PCL (Foreign)	9,325,413	22,653
	Airports of Thailand PCL (Foreign)	7,597,590	16,309
	Siam Cement PCL NVDR	952,280	13,786
	Bangkok Dusit Medical Services PCL (Foreign)	15,540,501	12,417
	Siam Commercial Bank PCL (Foreign)	3,015,589	12,381
	Advanced Info Service PCL (Foreign)	1,981,764	11,803
	Kasikornbank PCL (Foreign)	1,950,983	11,681
	PTT Exploration & Production PCL (Foreign)	2,413,900	10,086
	Kasikornbank PCL	1,642,637	9,835
	Central Pattana PCL (Foreign)	4,060,294	9,610
	Minor International PCL (Foreign)	6,454,623	7,589
	PTT Global Chemical PCL	3,513,127	7,574
	Siam Cement PCL (Foreign)	522,113	7,558
^	Krung Thai Bank PCL (Foreign)	11,094,112	6,572
	Bangkok Bank PCL (Foreign)	814,427	5,335
	BTS Group Holdings PCL	14,410,741	5,329
	Charoen Pokphand Foods PCL (Foreign)	6,164,178	5,264
	Energy Absolute PCL	2,985,400	5,215
	Siam Commercial Bank PCL	1,230,600	5,052
	Home Product Center Ord Shs (Foreign)	10,032,189	4,937
	Intouch Holdings PCL NVDR	2,604,104	4,856
*,^	Gulf Energy Development PCL	1,475,800	4,833
	Bangkok Expressway & Metro ORD (Foreign)	13,601,527	4,645
	Indorama Ventures PCL	3,011,383	4,319
	Electricity Generating PCL (Foreign)	460,209	4,267
	Banpu PCL	8,097,129	4,164
	Thai Oil PCL (Foreign)	1,813,883	3,935
	Digital Telecommunications Infrastructure Fund	6,623,600	3,299
	True Corp. PCL (Foreign)	19,491,686	3,147
	IRPC PCL (Foreign)	17,398,528	3,079
	Bumrungrad Hospital PCL (Foreign)	538,342	2,986
	Thai Union Frozen Products PCL (Foreign)	4,730,149	2,801
	Berli Jucker PCL (Foreign)	1,657,015	2,674
^	TMB Bank PCL (Foreign)	38,286,000	2,422
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,168,045	2,280
	Land & Houses PCL NVDR	6,369,900	2,236
	Glow Energy PCL (Foreign)	760,164	2,180
	Muangthai Capital PCL	1,129,200	1,824
^	Land & Houses PCL (Foreign)	4,892,176	1,718
^	Total Access Communication PCL (Foreign)	985,023	1,566
	Intouch Holdings PCL (Foreign)	769,257	1,434
	Global Power Synergy PCL	494,700	965
^	Siam City Cement PCL (Foreign)	137,836	937
*	Thai Airways International PCL (Foreign)	1,952,224	778
^	Bangkok Life Assurance PCL (Foreign)	809,802	717

43

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Central Pattana PCL NVDR	257,900	610
*	Ratchaburi Electricity Generating Holding PCL (Foreign)	164,800	322
	Bumrungrad Hospital NVDR	50,700	281
*	Siam Makro PCL	225,300	240
	Total Access Communication PCL	150,300	239
	Krung Thai Bank PCL	166,300	98
	Bangkok Life Assurance PCL	83,800	74
*	BEC World PCL (Foreign)	28,110	8
*	Minor International PCL Warrants Exp. 12/31/2021	322,731	—
			299,584
Turkey (0.1%)
	BIM Birlesik Magazalar AS	435,277	6,058
*	Turkiye Garanti Bankasi AS	3,737,257	5,131
*	Akbank T.A.S.	4,714,398	4,847
	Tupras Turkiye Petrol Rafinerileri AS	221,988	4,591
	KOC Holding AS	1,520,099	4,133
	Turkcell Iletisim Hizmetleri AS	1,946,436	4,082
	Eregli Demir ve Celik Fabrikalari TAS	2,472,220	3,801
*	Turk Hava Yollari AO	950,758	2,284
*	Turkiye Is Bankasi AS	2,439,860	2,197
	Haci Omer Sabanci Holding AS (Bearer)	1,501,016	1,941
	Tekfen Holding AS	305,173	1,363
	Enka Insaat ve Sanayi AS	1,380,819	1,243
	Turkiye Vakiflar Bankasi TAO	1,816,171	1,234
	TAV Havalimanlari Holding AS	287,113	1,219
	Aselsan Elektronik Sanayi Ve Ticaret AS	343,758	1,180
	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	1,094
	Turkiye Sise ve Cam Fabrikalari AS	1,043,950	1,068
	Petkim Petrokimya Holding AS	1,368,328	1,027
	Turkiye Halk Bankasi AS	1,034,550	1,017
	Ford Otomotiv Sanayi AS	107,939	954
*	Yapi ve Kredi Bankasi AS	2,626,370	913
*	Arcelik AS	288,045	887
	Soda Sanayii AS	663,302	863
	Ulker Biskuvi Sanayi AS	254,228	811
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,129,528	793
*	Turk Telekomunikasyon AS	888,516	635
	Tofas Turk Otomobil Fabrikasi AS	204,506	615
	Coca-Cola Icecek AS	114,368	607
*	Koza Altin Isletmeleri AS	76,947	549
2	Enerjisa Enerji AS	374,561	338
*	Iskenderun Demir ve Celik AS	250,150	290
*	Turkiye Sinai Kalkinma Bankasi AS	49,057	6
*	Migros Ticaret AS	825	2
			57,773
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	4,914,667	21,405
	Emirates Telecommunications Group Co. PJSC	3,063,459	13,931
	Abu Dhabi Commercial Bank PJSC	4,629,016	12,450
	Emaar Properties PJSC	6,367,231	8,343
	DP World plc	296,370	5,923
	Dubai Islamic Bank PJSC	3,056,899	4,300
	Aldar Properties PJSC	7,498,460	3,637
	Abu Dhabi National Oil Co. for Distribution PJSC	2,502,955	1,773
	Emaar Malls PJSC	3,410,822	1,619
	Emaar Development PJSC	1,361,907	1,451
	Dana Gas PJSC	5,427,069	1,415
	Dubai Investments PJSC	3,530,213	1,308
*	Air Arabia PJSC	3,919,683	1,089
	DAMAC Properties Dubai Co. PJSC	2,890,982	974
*	Arabtec Holding PJSC	1,289,351	727
*	Dubai Financial Market PJSC	2,767,106	581
	Al Waha Capital PJSC	1,554,265	461
*	DXB Entertainments PJSC	4,312,357	275

44

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Deyaar Development PJSC	2,684,309	261
*	Union Properties PJSC	1,906,946	197
	Abu Dhabi Islamic Bank PJSC	150,544	196
			82,316
United Kingdom (11.7%)
	HSBC Holdings plc	35,547,985	309,729
	Royal Dutch Shell plc Class A	8,079,162	257,414
	BP plc	35,024,601	254,689
	Royal Dutch Shell plc Class B	6,445,846	208,029
	Diageo plc	4,212,987	177,610
	GlaxoSmithKline plc	8,624,460	177,175
	AstraZeneca plc	2,323,076	173,069
	British American Tobacco plc	3,914,906	153,265
	Unilever plc	1,931,621	117,086
	Rio Tinto plc	1,965,891	114,688
	Prudential plc	4,586,914	104,221
	Lloyds Banking Group plc	125,626,281	102,742
	Reckitt Benckiser Group plc	1,106,670	89,537
	Vodafone Group plc	47,098,212	87,361
	BHP Group plc	3,692,245	87,154
	Glencore plc	19,959,695	79,191
	National Grid plc	6,046,728	66,248
	Barclays plc	30,146,535	64,695
	Compass Group plc	2,801,122	63,736
	Tesco plc	17,087,308	55,750
	Imperial Brands plc	1,683,406	53,563
	Experian plc	1,617,334	47,079
	CRH plc (XLON)	1,363,203	45,764
	Anglo American plc	1,754,799	45,537
	BT Group plc	14,739,069	43,982
	Standard Chartered plc	4,762,317	43,543
	RELX plc (XLON)	1,864,638	42,841
	Aviva plc	6,906,753	38,789
	Legal & General Group plc	10,454,265	38,017
	BAE Systems plc	5,640,727	36,255
	London Stock Exchange Group plc	551,610	36,165
	Rolls-Royce Holdings plc	2,985,383	35,752
	RELX plc (XAMS)	1,494,869	34,251
	Smith & Nephew plc	1,555,408	30,070
	Ferguson plc	412,285	29,341
	SSE plc	1,832,426	27,418
	WPP plc	2,167,406	27,045
	Royal Bank of Scotland Group plc	7,946,166	24,882
	3i Group plc	1,676,874	23,464
	Ashtead Group plc	841,522	23,367
	Melrose Industries plc	8,615,678	22,797
	Informa plc	2,199,808	22,368
	InterContinental Hotels Group plc	324,237	21,001
	Associated British Foods plc	616,664	20,598
	Intertek Group plc	283,022	19,796
	Burberry Group plc	728,300	19,196
	Whitbread plc	326,385	19,002
	Sage Group plc	1,921,405	18,213
	Bunzl plc	594,638	17,935
	Next plc	236,410	17,800
	Segro plc	1,949,092	17,270
	Rentokil Initial plc	3,243,336	16,529
	Persimmon plc	562,127	16,421
	Halma plc	679,831	15,996
	Standard Life Aberdeen plc	4,330,035	15,777
	DCC plc	174,647	15,633
	Land Securities Group plc	1,275,089	15,367
	Carnival plc	288,398	15,289
	Pearson plc	1,378,831	14,937

45

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Croda International plc (XLON)	220,156	14,913
	Mondi plc	670,641	14,738
	Johnson Matthey plc	337,238	14,712
	Spirax-Sarco Engineering plc	132,393	14,274
	Barratt Developments plc	1,812,850	14,261
*	Ocado Group plc	799,795	14,238
	Smiths Group plc	704,507	14,026
	Centrica plc	10,013,712	13,921
	Taylor Wimpey plc	5,853,304	13,877
	Hargreaves Lansdown plc	464,037	13,707
	St. James’s Place plc	919,714	13,497
	United Utilities Group plc	1,225,933	13,299
	British Land Co. plc	1,711,691	13,280
	Kingfisher plc	3,824,418	13,187
	RSA Insurance Group plc	1,833,844	13,000
	Coca-Cola HBC AG	353,441	12,659
	Micro Focus International plc (XLON)	496,383	12,583
	Smurfit Kappa Group plc	422,906	12,404
2	Auto Trader Group plc	1,624,692	12,010
	Paddy Power Betfair plc	138,813	11,749
	ITV plc	6,493,734	11,595
	Rightmove plc	1,607,843	11,369
	Severn Trent plc	418,208	11,132
	Wm Morrison Supermarkets plc	3,898,814	10,989
	Marks & Spencer Group plc	2,919,931	10,892
	Hiscox Ltd.	494,106	10,807
	Berkeley Group Holdings plc	217,430	10,666
	DS Smith plc	2,280,351	10,651
	Direct Line Insurance Group plc	2,461,919	10,594
	Admiral Group plc	363,464	10,469
	International Consolidated Airlines Group SA (London Shares)	1,444,854	10,210
	Weir Group plc	467,941	10,171
	Meggitt plc	1,398,946	9,955
*	Just Eat plc	1,029,994	9,416
	Bellway plc	224,962	9,135
	GVC Holdings plc	1,031,255	8,800
	Phoenix Group Holdings plc	921,394	8,709
	Tate & Lyle plc	844,500	8,464
	Travis Perkins plc	454,507	8,293
	J Sainsbury plc	2,843,808	8,262
	Schroders plc	193,687	8,016
	B&M European Value Retail SA	1,543,797	7,959
	G4S plc	2,732,027	7,722
	RPC Group plc	723,121	7,453
	Cineworld Group plc	1,777,715	7,377
	Derwent London plc	178,231	7,377
	Evraz plc	884,914	7,267
	Investec plc	1,143,768	7,259
	Pennon Group plc	737,519	7,205
	Antofagasta plc	605,483	7,198
	Howden Joinery Group plc	1,069,066	7,100
	John Wood Group plc	1,127,353	6,912
	IMI plc	486,947	6,688
*	Cobham plc	4,338,590	6,542
2	Quilter plc	3,322,569	6,408
2	Merlin Entertainments plc	1,298,205	6,208
	TUI AG (XLON)	550,983	6,135
	Inchcape plc	754,195	6,055
	easyJet plc	391,145	5,927
	Hammerson plc	1,385,387	5,829
	CYBG plc	2,157,824	5,726
	Hikma Pharmaceuticals plc	245,386	5,663
	JD Sports Fashion plc	688,313	5,658
	NMC Health plc	150,059	5,541

46

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

April 30, 2019

				Shares	Market Value ($000)
	Royal Mail plc			1,598,500	5,274
	Polymetal International plc			497,521	5,245
	AVEVA Group plc			111,655	4,879
	British American Tobacco plc ADR			119,853	4,698
2	ConvaTec Group plc			2,542,695	4,605
	Capital & Counties Properties plc			1,305,805	4,129
	Ashmore Group plc			685,470	4,113
	Renishaw plc			63,074	3,725
	KAZ Minerals plc			380,760	3,229
	Fresnillo plc			320,942	3,143
	Mediclinic International plc			698,108	3,128
	Babcock International Group plc			440,098	3,021
	Micro Focus International plc ADR (XNYS)			107,304	2,692
					4,496,459
Total Common Stocks (Cost $33,735,706)					38,334,010
Preferred Stocks (0.0%)
*,§,3	CJ Corp - Convert Preference shares (Cost $—)			3,412	79

		Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.7%)
4,5	Vanguard Market Liquidity Fund	2.545%		10,381,693	1,038,273

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	2.474%	5/9/19	400	400
6	United States Treasury Bill	2.497%	5/23/19	3,500	3,495
6	United States Treasury Bill	2.502%	6/20/19	9,000	8,970
6	United States Treasury Bill	2.390%	7/5/19	1,500	1,493
6	United States Treasury Bill	2.396%	7/11/19	2,200	2,190
					16,548
Total Temporary Cash Investments (Cost $1,054,785)					1,054,821
Total Investments (102.1%) (Cost $34,790,491)					39,388,910
Other Assets and Liabilities—Net (-2.1%)[5,7]					(807,197)
Net Assets (100%)					38,581,713

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $847,744,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.0%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $512,242,000, representing 1.3% of net assets.

3	Perpetual security with no stated maturity.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $906,940,000 of collateral received for securities on loan.
6	Securities with a value of $16,348,000 have been segregated as initial margin for open futures contracts.
7	Cash of $3,380,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Australia (4.9%)
	Charter Hall Group	1,293,811	8,962
^,*	Afterpay Touch Group Ltd.	483,417	8,758
	Link Administration Holdings Ltd.	1,422,443	7,630
	Reliance Worldwide Corp. Ltd.	2,180,601	7,503
	Beach Energy Ltd.	4,941,593	7,410
	Altium Ltd.	303,272	7,248
	Cleanaway Waste Management Ltd.	3,763,512	5,976
	JB Hi-Fi Ltd.	314,265	5,712
	carsales.com Ltd.	585,565	5,563
	Steadfast Group Ltd.	2,187,602	5,259
	nib holdings Ltd.	1,263,547	5,122
	Appen Ltd.	280,892	5,032
	Nine Entertainment Co. Holdings Ltd.	4,073,767	5,022
	Breville Group Ltd.	363,171	4,922
	Pendal Group Ltd.	753,834	4,855
	IRESS Ltd.	473,910	4,790
2	Viva Energy Group Ltd.	2,971,724	4,630
	Regis Resources Ltd.	1,290,928	4,367
	Corporate Travel Management Ltd.	231,834	4,362
*	NEXTDC Ltd.	943,412	4,252
	Webjet Ltd.	357,217	4,245
	Independence Group NL	1,339,977	4,224
	Mineral Resources Ltd.	381,080	4,192
*	Saracen Mineral Holdings Ltd.	2,118,463	4,179
	GrainCorp Ltd. Class A	633,857	4,020
	IDP Education Ltd.	350,984	3,862
	Cromwell Property Group	4,757,853	3,774
	Healius Ltd.	1,616,268	3,553
	BWP Trust	1,345,553	3,511
	Costa Group Holdings Ltd.	846,370	3,388
	Navitas Ltd.	807,092	3,292
^	InvoCare Ltd.	304,465	3,285
	St. Barbara Ltd.	1,454,055	3,285
	Monadelphous Group Ltd.	241,733	3,228
	Bapcor Ltd.	769,247	3,089
	Charter Hall Retail REIT	926,642	3,040
	G8 Education Ltd.	1,263,116	2,717
	Premier Investments Ltd.	221,766	2,670
*	Lynas Corp. Ltd.	1,849,613	2,583
	Technology One Ltd.	412,922	2,561
*	nearmap Ltd.	1,024,819	2,516
F	Charter Hall Long Wale REIT	743,998	2,416
	Abacus Property Group	903,132	2,403
	Super Retail Group Ltd.	389,361	2,378
^	Blackmores Ltd.	36,171	2,358
*	Nanosonics Ltd.	671,977	2,344
	ARB Corp. Ltd.	180,738	2,312
	National Storage REIT	1,830,590	2,309
	NRW Holdings Ltd.	1,099,069	2,278
	Ausdrill Ltd.	1,895,043	2,195
	Growthpoint Properties Australia Ltd.	729,809	2,163
	Sandfire Resources NL	427,454	2,126
	Viva Energy REIT	1,211,166	2,103
*	Mayne Pharma Group Ltd.	4,212,323	2,082
^	Bega Cheese Ltd.	578,777	2,069
	IPH Ltd.	401,003	2,017
	GUD Holdings Ltd.	239,992	2,000
^,*	Pilbara Minerals Ltd.	4,413,155	1,900
	Southern Cross Media Group Ltd.	2,117,561	1,881
	Brickworks Ltd.	162,496	1,875
^	Credit Corp. Group Ltd.	107,142	1,803

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Clinuvel Pharmaceuticals Ltd.	106,176	1,793
	Aveo Group	1,192,082	1,792
	SpeedCast International Ltd.	634,359	1,735
	Aventus Group	1,073,751	1,727
	Tassal Group Ltd.	473,554	1,710
*	Gold Road Resources Ltd.	2,588,316	1,709
	GWA Group Ltd.	700,276	1,663
	Charter Hall Education Trust	630,020	1,656
	Pro Medicus Ltd.	113,328	1,636
^	Inghams Group Ltd.	519,818	1,631
	Collins Foods Ltd.	306,210	1,610
	oOh!media Ltd.	600,189	1,597
	Mount Gibson Iron Ltd.	1,871,588	1,578
^	Netwealth Group Ltd.	234,677	1,575
	Arena REIT	756,921	1,563
^,*	Bellamy’s Australia Ltd.	203,651	1,549
^	Service Stream Ltd.	900,095	1,498
*	Cooper Energy Ltd.	3,849,117	1,464
	McMillan Shakespeare Ltd.	153,769	1,438
*	Orocobre Ltd.	608,900	1,433
	SmartGroup Corp. Ltd.	235,647	1,410
	Rural Funds Group	870,271	1,393
	Estia Health Ltd.	678,869	1,384
^,*	Mesoblast Ltd.	1,186,157	1,374
	Ingenia Communities Group	623,671	1,353
	Resolute Mining Ltd.	1,688,933	1,351
*	Emeco Holdings Ltd.	919,386	1,350
	Bingo Industries Ltd.	1,129,071	1,343
	Elders Ltd.	310,439	1,323
^	HUB24 Ltd.	124,355	1,316
	Centuria Industrial REIT	615,005	1,309
	Lovisa Holdings Ltd.	171,718	1,221
	New Hope Corp. Ltd.	633,211	1,203
	GDI Property Group	1,215,075	1,192
	Ardent Leisure Group Ltd.	1,304,070	1,176
	Select Harvests Ltd.	260,312	1,176
	Australian Pharmaceutical Industries Ltd.	1,156,703	1,175
^	Automotive Holdings Group Ltd.	692,684	1,173
^,*	Aurelia Metals Ltd.	2,163,289	1,138
	Western Areas Ltd.	709,093	1,133
	Sigma Healthcare Ltd.	3,045,593	1,126
^,*	Galaxy Resources Ltd.	1,089,656	1,125
	Pact Group Holdings Ltd.	597,502	1,108
^,*	Myer Holdings Ltd.	2,193,488	1,100
^,*	Kidman Resources Ltd.	1,171,708	1,072
*	Seven West Media Ltd.	2,657,985	1,061
	Accent Group Ltd.	922,895	1,051
	Freedom Foods Group Ltd.	277,537	1,016
*	IMF Bentham Ltd.	515,588	1,005
	Genworth Mortgage Insurance Australia Ltd.	588,406	992
*	Australian Agricultural Co. Ltd.	1,188,701	989
	HT&E Ltd.	790,368	964
	Regis Healthcare Ltd.	395,712	944
*	Perseus Mining Ltd.	2,962,377	943
	Navigator Global Investments Ltd.	331,503	938
	Hotel Property Investments	388,692	931
*	Starpharma Holdings Ltd.	1,049,050	931
*	Senex Energy Ltd.	3,650,671	913
*	Westgold Resources Ltd.	844,820	885
*	Dacian Gold Ltd.	574,967	799
	FlexiGroup Ltd.	796,342	784
*	Village Roadshow Ltd.	308,492	782
	Japara Healthcare Ltd.	717,482	779
^,*	Syrah Resources Ltd.	990,357	777

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	SeaLink Travel Group Ltd.	246,945	698
^,*	New Century Resources Ltd.	1,322,391	697
	Cedar Woods Properties Ltd.	170,756	686
	OFX Group Ltd.	612,285	661
*	Asaleo Care Ltd.	1,009,516	655
^,*	Superloop Ltd.	499,385	596
*	Infigen Energy	1,811,584	588
	Eclipx Group Ltd.	807,062	578
	MACA Ltd.	789,948	574
*	Cardno Ltd.	802,102	563
	SG Fleet Group Ltd.	310,666	537
	Vita Group Ltd.	415,879	505
^,*	Liquefied Natural Gas Ltd.	1,630,900	501
^	BWX Ltd.	326,392	498
	A2B Australia Ltd.	343,731	485
	ERM Power Ltd.	384,183	472
	Virtus Health Ltd.	163,448	458
*	Karoon Energy Ltd.	570,940	385
	Decmil Group Ltd.	565,868	377
	WPP AUNZ Ltd.	907,061	355
^,*	Clean TeQ Holdings Ltd.	1,587,750	348
^	Ainsworth Game Technology Ltd.	406,768	237
*,§	Quintis Ltd.	686,147	143
*	Cash Converters International Ltd.	905,437	99
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,§	DSHE Holdings Ltd.	201,826	—
			324,162
Austria (0.8%)
	Wienerberger AG	318,796	7,326
	IMMOFINANZ AG	271,138	6,954
	CA Immobilien Anlagen AG	194,029	6,806
*,2	BAWAG Group AG	96,677	4,702
	Lenzing AG	36,948	4,154
	Oesterreichische Post AG	90,847	3,538
	UNIQA Insurance Group AG	329,164	3,508
	Schoeller-Bleckmann Oilfield Equipment AG	30,467	2,846
	S IMMO AG	125,014	2,737
	DO & CO AG	18,561	1,569
	Strabag SE	46,419	1,560
	EVN AG	83,655	1,252
	Flughafen Wien AG	26,590	1,168
	Palfinger AG	27,174	887
^	Porr AG	26,326	701
	Agrana Beteiligungs AG	30,530	686
*	Zumtobel Group AG	81,876	590
	Kapsch TrafficCom AG	14,425	534
*,§	Strabag SE Rights Exp. 06/28/2021	38,689	56
			51,574
Belgium (1.6%)
^,*	Argenx SE	105,420	13,510
	Cofinimmo SA	65,386	8,362
	Warehouses De Pauw CVA	49,721	7,462
^	Aedifica SA	70,546	6,337
	Elia System Operator SA	88,631	5,982
	Ontex Group NV	222,055	5,590
	KBC Ancora	98,073	5,007
	Barco NV	26,645	4,739
	Euronav NV	448,509	4,249
^	Melexis NV	51,053	4,103
^	bpost SA	275,400	3,316
	Gimv NV	53,845	3,238
	Befimmo SA	55,122	3,159
	Montea C.V.A	32,701	2,751
	D’ieteren SA	64,048	2,653

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Bekaert SA	94,868	2,597
*	Tessenderlo Chemie NV (Voting Shares)	69,239	2,504
	Retail Estates NV	23,501	2,194
	Kinepolis Group NV	35,653	2,123
	Fagron	103,981	2,065
*	AGFA-Gevaert NV	449,601	1,945
	Cie d’Entreprises CFE	19,302	1,923
	Orange Belgium SA	73,348	1,539
^	Econocom Group SA	366,358	1,528
^,*	Mithra Pharmaceuticals SA	41,565	1,193
^,*	Ion Beam Applications	56,047	1,010
	EVS Broadcast Equipment SA	34,513	882
	Wereldhave Belgium Comm VA	6,253	600
	Van de Velde NV	14,243	481
^	Greenyard NV	43,450	188
			103,230
Brazil (1.2%)
	Cia de Saneamento do Parana	266,000	5,318
	TOTVS SA	360,600	4,097
	Cia Energetica de Sao Paulo Preference Shares	505,500	3,329
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	721,404	3,271
	Metalurgica Gerdau SA Preference Shares Class A	1,822,000	3,160
	Cia de Saneamento de Minas Gerais-COPASA	177,670	3,126
	MRV Engenharia e Participacoes SA	825,500	3,055
	Linx SA	362,734	2,976
	Cia Hering	353,900	2,882
	Qualicorp Consultoria e Corretora de Seguros SA	576,500	2,529
	BK Brasil Operacao e Assessoria a Restaurantes SA	431,600	2,498
	Iguatemi Empresa de Shopping Centers SA	243,200	2,368
	Duratex SA	782,700	1,984
	Cia de Locacao das Americas	181,751	1,900
	Iochpe Maxion SA	365,544	1,853
	Smiles Fidelidade SA	139,600	1,745
*	Gol Linhas Aereas Inteligentes SA Preference Shares	277,900	1,614
	Arezzo Industria e Comercio SA	122,700	1,596
	Light SA	293,500	1,586
	Marcopolo SA Preference Shares	1,571,032	1,410
	AES Tiete Energia SA	508,200	1,400
	Alupar Investimento SA	230,409	1,373
	SLC Agricola SA	130,100	1,364
2	Banco Inter SA Preference Shares	78,626	1,301
*	Cosan Logistica SA	349,800	1,299
*	Marfrig Global Foods SA	685,312	1,279
	Aliansce Shopping Centers SA	262,303	1,271
	Randon Participacoes SA Preference Shares	549,788	1,192
	EcoRodovias Infraestrutura e Logistica SA	568,700	1,176
	Unipar Carbocloro SA Preference Shares	117,194	1,159
2	Ser Educacional SA	193,898	1,141
	Ez Tec Empreendimentos e Participacoes SA	205,821	1,134
	Construtora Tenda SA	241,536	1,107
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,072	946
	BR Properties SA	402,639	898
	Tupy SA	175,631	784
	Movida Participacoes SA	245,500	751
	Santos Brasil Participacoes SA	762,030	740
	Mahle-Metal Leve SA	118,700	729
	Camil Alimentos SA	407,300	717
	Instituto Hermes Pardini SA	131,800	686
	Anima Holding SA	130,262	663
*	Minerva SA	308,300	660
*	Enauta Participacoes SA	189,900	649
*	Even Construtora e Incorporadora SA	384,122	638
	Direcional Engenharia SA	267,694	563
	Alliar Medicos A Frente SA	145,900	558

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Wiz Solucoes e Corretagem de Seguros SA	243,200	508
	Sonae Sierra Brasil SA	64,300	480
*	Dommo Energia SA	3,040,800	372
	LOG Commercial Properties e Participacoes SA	56,804	254
	Dimed SA Distribuidora da Medicamentos	2,489	230
*	Eneva SA	41,425	210
			80,529
Canada (14.1%)
	Open Text Corp.	719,559	27,661
^,*	Canopy Growth Corp.	498,532	25,181
	Gildan Activewear Inc.	572,619	21,115
^,*	Aurora Cannabis Inc.	2,215,565	20,126
	First Quantum Minerals Ltd.	1,903,215	20,102
	CAE Inc.	748,624	17,412
	CCL Industries Inc. Class B	406,279	17,331
	Kirkland Lake Gold Ltd.	520,467	16,826
	WSP Global Inc.	289,239	15,618
	Algonquin Power & Utilities Corp.	1,333,286	15,217
^	Canadian Apartment Properties REIT	400,221	14,319
	H&R REIT	795,948	13,599
^	Onex Corp.	231,455	13,426
	Keyera Corp.	578,703	13,374
*	BlackBerry Ltd.	1,382,342	12,681
^	Parkland Fuel Corp.	403,535	12,437
	iA Financial Corp. Inc.	303,608	12,088
	Cameco Corp.	1,093,832	12,068
	Methanex Corp.	214,998	11,786
	Toromont Industries Ltd.	217,756	11,324
*	Kinross Gold Corp.	3,434,471	10,921
	Empire Co. Ltd.	479,607	10,668
	Tourmaline Oil Corp.	704,420	10,532
	Ritchie Bros Auctioneers Inc.	297,895	10,366
	Allied Properties REIT	288,789	10,224
*	Bombardier Inc. Class B	5,899,955	10,085
^	AltaGas Ltd.	756,186	10,053
^	Vermilion Energy Inc.	383,582	9,795
	TMX Group Ltd.	152,337	9,718
	Lundin Mining Corp.	1,762,990	9,462
^	PrairieSky Royalty Ltd.	655,465	9,448
	West Fraser Timber Co. Ltd.	181,329	9,335
	CI Financial Corp.	634,698	9,129
*	Air Canada Class B	368,462	8,845
	SmartCentres REIT	347,075	8,777
*	Descartes Systems Group Inc.	214,819	8,579
^,*	Cronos Group Inc.	500,594	8,576
^,*	Canada Goose Holdings Inc.	157,112	8,390
	Finning International Inc.	463,281	8,317
	Quebecor Inc. Class B	324,486	8,092
^	Stantec Inc.	315,775	7,908
*	Stars Group Inc.	415,711	7,844
	TFI International Inc.	229,034	7,522
^	FirstService Corp.	85,497	7,440
	Element Fleet Management Corp.	1,193,456	7,403
	Atco Ltd.	213,883	7,336
*	B2Gold Corp.	2,681,956	7,287
*	Parex Resources Inc.	418,056	7,121
	Pan American Silver Corp.	549,047	6,992
	First Capital Realty Inc.	432,173	6,887
	Gibson Energy Inc.	397,896	6,561
	Choice Properties REIT	637,658	6,492
	Chartwell Retirement Residences	582,125	6,383
	Capital Power Corp.	282,954	6,378
^	Emera Inc.	169,644	6,371
^	ARC Resources Ltd.	983,202	6,245

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Colliers International Group Inc.	96,446	6,197
^	Northland Power Inc.	346,565	6,162
^	Enerplus Corp.	672,586	6,155
*	Great Canadian Gaming Corp.	159,062	6,113
*	Seven Generations Energy Ltd. Class A	771,660	6,048
	Boyd Group Income Fund	54,020	5,935
^	Crescent Point Energy Corp.	1,530,161	5,894
	Granite REIT	128,376	5,844
^	Cott Corp.	372,171	5,767
	Yamana Gold Inc.	2,605,486	5,718
	TransAlta Corp.	806,026	5,439
^	Stella-Jones Inc.	155,939	5,325
^	Canadian Western Bank	236,969	5,314
	Dream Global REIT	494,388	5,089
	Maple Leaf Foods Inc.	215,936	5,039
	Alamos Gold Inc. Class A	1,081,541	5,021
	Premium Brands Holdings Corp.	81,077	4,874
^	Osisko Gold Royalties Ltd.	426,661	4,822
	Linamar Corp.	126,443	4,796
	OceanaGold Corp.	1,708,710	4,796
	Whitecap Resources Inc.	1,147,791	4,618
	Hudbay Minerals Inc.	656,902	4,374
*	Detour Gold Corp.	482,095	4,282
^,*	Aphria Inc.	560,464	4,276
*	Ivanhoe Mines Ltd.	1,725,837	4,200
^	Cominar REIT	497,434	4,173
*	Turquoise Hill Resources Ltd.	2,761,596	4,123
	NFI Group Inc.	156,235	3,951
*	IAMGOLD Corp.	1,284,200	3,863
*	Kinaxis Inc.	70,592	3,858
*	SSR Mining Inc.	333,235	3,836
^	Laurentian Bank of Canada	115,240	3,651
^	Norbord Inc.	141,357	3,600
*	Pretium Resources Inc.	472,831	3,589
	Innergex Renewable Energy Inc.	339,596	3,589
	Enerflex Ltd.	249,401	3,450
	BRP Inc.	110,552	3,436
^	Genworth MI Canada Inc.	109,601	3,406
*	ATS Automation Tooling Systems Inc.	209,545	3,355
^	Superior Plus Corp.	383,823	3,346
^	Cineplex Inc.	173,354	3,315
^	Boardwalk REIT	113,097	3,283
*	MEG Energy Corp.	734,991	3,270
	Pason Systems Inc.	210,934	3,141
^,*	Home Capital Group Inc. Class B	222,045	3,139
*	Centerra Gold Inc.	592,637	3,017
^,*	Baytex Energy Corp.	1,478,402	3,002
^	ShawCor Ltd.	200,377	2,973
*	Endeavour Mining Corp.	204,915	2,909
	Winpak Ltd.	87,542	2,884
	Russel Metals Inc.	162,956	2,871
^	Artis REIT	367,245	2,859
	North West Co. Inc.	134,957	2,851
	TransAlta Renewables Inc.	266,371	2,758
	Northview Apartment REIT	130,957	2,755
^,*	First Majestic Silver Corp.	444,583	2,731
	Enghouse Systems Ltd.	109,396	2,674
^	Secure Energy Services Inc.	438,718	2,626
^,*	NovaGold Resources Inc.	648,689	2,586
*	Canadian Solar Inc.	123,293	2,463
	Transcontinental Inc. Class A	202,319	2,431
*	SEMAFO Inc.	909,312	2,416
	Dream Office REIT	137,313	2,388
	ECN Capital Corp.	745,623	2,388

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Martinrea International Inc.	233,780	2,378
*	Celestica Inc.	329,735	2,350
	Aecon Group Inc.	160,524	2,295
*	Torex Gold Resources Inc.	234,364	2,241
	WestJet Airlines Ltd.	151,600	2,140
*	Alacer Gold Corp.	801,519	2,124
*	Gran Tierra Energy Inc. (XTSE)	882,608	2,121
	Mullen Group Ltd.	277,662	2,077
^	Westshore Terminals Investment Corp.	129,487	2,032
*	Precision Drilling Corp.	827,179	2,031
^	Peyto Exploration & Development Corp.	447,773	2,022
	Cogeco Communications Inc.	29,841	1,982
	Birchcliff Energy Ltd.	731,988	1,912
	Corus Entertainment Inc. Class B	330,751	1,881
	Eldorado Gold Corp.	441,002	1,837
*	Canfor Corp.	174,450	1,824
*	Kelt Exploration Ltd.	429,254	1,775
*	NuVista Energy Ltd.	533,943	1,738
	Ensign Energy Services Inc.	377,609	1,587
^	TORC Oil & Gas Ltd.	433,545	1,553
	Hudson’s Bay Co.	273,340	1,520
*	Sierra Wireless Inc.	104,507	1,399
^	CES Energy Solutions Corp.	718,012	1,399
^,*	Paramount Resources Ltd. Class A	205,036	1,365
^	First National Financial Corp.	44,557	1,070
	Cascades Inc.	177,573	1,064
^	Just Energy Group Inc.	288,968	1,055
^,*	China Gold International Resources Corp. Ltd.	679,188	887
^	Morguard REIT	81,974	750
*	Gran Tierra Energy Inc. (XASE)	193,660	463
	Dorel Industries Inc. Class B	47,083	414
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	857,559	326
*,§	Great Basin Gold Ltd.	345,634	—
			931,839
Chile (0.3%)
	CAP SA	216,719	2,476
	SONDA SA	1,470,289	2,294
	Inversiones Aguas Metropolitanas SA	1,258,969	1,942
	Vina Concha y Toro SA	918,224	1,933
	Inversiones La Construccion SA	105,065	1,837
	Ripley Corp. SA	2,077,464	1,789
*	SMU SA	6,356,628	1,677
*	Cia Sud Americana de Vapores SA	38,263,659	1,222
*	Salfacorp SA	898,338	1,173
	Besalco SA	682,175	627
	Forus SA	227,549	591
	Sociedad de Inversiones Oro Blanco SA	80,586,084	440
	Empresas Tricot SA	331,621	422
			18,423
China (3.5%)
	Kingdee International Software Group Co. Ltd.	6,099,032	7,486
*	China Biologic Products Holdings Inc.	72,833	7,302
	Yihai International Holding Ltd.	1,325,000	6,545
	China Aoyuan Group Ltd.	3,384,000	4,108
^	China Oriental Group Co. Ltd.	6,658,000	4,088
*	China First Capital Group Ltd.	8,996,000	3,786
	SSY Group Ltd.	3,955,324	3,747
^,*	Baozun Inc. ADR	62,803	3,046
	Yuzhou Properties Co. Ltd.	5,707,896	3,017
^	Chinasoft International Ltd.	5,200,304	2,973
*	BEST Inc. ADR	498,335	2,955
	Fanhua Inc. ADR	107,990	2,806
	Times China Holdings Ltd.	1,504,000	2,731
	China Water Affairs Group Ltd.	2,623,600	2,698

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Ausnutria Dairy Corp. Ltd.	1,595,000	2,570
2	Hua Hong Semiconductor Ltd.	1,067,540	2,530
	Hollysys Automation Technologies Ltd.	118,585	2,482
*	Bilibili Inc. ADR	139,355	2,481
	Tong Ren Tang Technologies Co. Ltd.	1,746,516	2,425
	Kaisa Group Holdings Ltd.	5,656,000	2,402
^	China Yongda Automobiles Services Holdings Ltd.	2,401,000	2,332
	Yuexiu REIT	3,226,207	2,180
	Fufeng Group Ltd.	4,064,864	2,154
^,*	Zai Lab Ltd. ADR	80,026	2,133
2	Fu Shou Yuan International Group Ltd.	2,480,000	2,128
	Dongyue Group Ltd.	2,894,000	2,110
	China SCE Group Holdings Ltd.	4,261,000	2,014
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,394,240	2,002
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	401,115	1,991
^,*	Ronshine China Holdings Ltd.	1,419,500	1,955
	NetDragon Websoft Holdings Ltd.	670,590	1,950
	China Lesso Group Holdings Ltd.	2,737,812	1,939
	China Maple Leaf Educational Systems Ltd.	4,128,000	1,931
^	Oshidori International Holdings Ltd.	11,892,600	1,885
	Greentown Service Group Co. Ltd.	2,134,000	1,842
	Powerlong Real Estate Holdings Ltd.	3,769,000	1,836
^	Skyworth Digital Holdings Ltd.	6,064,497	1,793
	Lonking Holdings Ltd.	5,241,313	1,782
	Greatview Aseptic Packaging Co. Ltd.	2,915,000	1,775
*	21Vianet Group Inc. ADR	225,576	1,773
^,*	Zhongyu Gas Holdings Ltd.	1,882,000	1,762
*	Sohu.com Ltd. ADR	84,971	1,756
	Tianneng Power International Ltd.	1,788,468	1,679
	China Overseas Grand Oceans Group Ltd.	3,138,500	1,674
	China ZhengTong Auto Services Holdings Ltd.	3,005,500	1,667
	China Overseas Property Holdings Ltd.	3,485,000	1,649
*	Digital China Holdings Ltd.	3,348,588	1,598
*	Noah Holdings Ltd. ADR	28,970	1,574
^	China Education Group Holdings Ltd.	1,001,000	1,553
^	Hisense Home Appliances Group Co. Ltd.	1,113,173	1,518
	China Suntien Green Energy Corp. Ltd.	5,106,762	1,471
^,*	JinkoSolar Holding Co. Ltd. ADR	75,557	1,470
*	CMBC Capital Holdings Ltd.	43,410,876	1,468
	Yuexiu Transport Infrastructure Ltd.	1,780,000	1,451
2	Genertec Universal Medical Group Co. Ltd.	1,811,809	1,445
*,2	A-Living Services Co. Ltd.	905,000	1,445
*,2	China Logistics Property Holdings Co. Ltd.	3,806,000	1,442
	Zhenro Properties Group Ltd.	2,061,000	1,421
^	Vinda International Holdings Ltd.	702,873	1,353
^,*	Jinchuan Group International Resources Co. Ltd.	14,457,000	1,347
*	Qudian Inc. ADR	188,800	1,329
*	Skyfame Realty Holdings Ltd.	8,070,000	1,328
^,2	Zhou Hei Ya International Holdings Co. Ltd.	2,511,500	1,324
	Xtep International Holdings Ltd.	2,316,379	1,321
*	Beijing Capital Land Ltd.	2,964,000	1,243
	China Tian Lun Gas Holdings Ltd.	1,161,900	1,209
^,*	Lifetech Scientific Corp.	5,706,058	1,202
	Sinopec Kantons Holdings Ltd.	2,663,962	1,190
^,*,2	China Metal Resources Utilization Ltd.	2,428,000	1,189
^	China Resources Medical Holdings Co. Ltd.	1,628,291	1,184
2	China Yuhua Education Corp. Ltd.	2,580,000	1,154
2	Shanghai Haohai Biological Technology Co. Ltd.	176,900	1,135
	Bank of Chongqing Co. Ltd.	1,715,343	1,114
*	Consun Pharmaceutical Group Ltd.	1,569,000	1,100
*	Sany Heavy Equipment International Holdings Co. Ltd.	2,283,000	1,092
	China Lilang Ltd.	1,044,000	1,089
	JNBY Design Ltd.	551,000	1,089
^	Texhong Textile Group Ltd.	796,000	1,078

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Kasen International Holdings Ltd.	1,319,000	1,072
2	China Everbright Greentech Ltd.	1,457,000	1,071
^	Tongda Group Holdings Ltd.	9,682,346	1,050
^,*	Zhuguang Holdings Group Co. Ltd.	6,600,000	1,037
	Q Technology Group Co. Ltd.	995,000	1,027
^,2	Redco Group	2,528,000	1,010
^,*	E-House China Enterprise Holdings Ltd.	777,000	1,010
*	Bitauto Holdings Ltd. ADR	77,085	990
	Harbin Electric Co. Ltd.	1,829,813	980
	Fantasia Holdings Group Co. Ltd.	5,164,500	980
*	Changyou.com Ltd. ADR	50,300	978
*	Comba Telecom Systems Holdings Ltd.	3,909,959	955
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,019,194	939
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,777,480	936
*,2	Haichang Ocean Park Holdings Ltd.	4,348,000	922
*	Leyou Technologies Holdings Ltd.	3,195,000	917
*	Hi Sun Technology China Ltd.	5,223,101	900
	Greenland Hong Kong Holdings Ltd.	2,182,000	897
*	O-Net Technologies Group Ltd.	1,527,000	888
	TCL Electronics Holdings Ltd.	1,644,122	881
^	Wisdom Education International Holdings Co. Ltd.	1,494,000	878
*	Fang Holdings Ltd. ADR	568,247	864
*,§	SMI Holdings Group Ltd.	2,800,800	835
	Luthai Textile Co. Ltd. Class B	714,192	833
^,*,2	Yixin Group Ltd.	3,394,000	832
	Hangzhou Steam Turbine Co. Ltd. Class B	818,376	820
*	Beijing Enterprises Clean Energy Group Ltd.	50,840,000	817
	Dah Chong Hong Holdings Ltd.	2,222,988	814
	Tiangong International Co. Ltd.	3,058,000	807
	PAX Global Technology Ltd.	1,722,062	804
^,*	Wise Talent Information Technology Co. Ltd.	306,400	803
^,*,2	Yadea Group Holdings Ltd.	2,338,000	802
^	Chaowei Power Holdings Ltd.	1,723,563	793
	West China Cement Ltd.	5,595,200	786
	China Shineway Pharmaceutical Group Ltd.	784,343	784
	Shanghai Industrial Urban Development Group Ltd.	3,914,000	784
*	Shougang Concord International Enterprises Co. Ltd.	18,928,232	773
	Huangshan Tourism Development Co. Ltd. Class B	645,600	766
	Concord New Energy Group Ltd.	15,470,000	759
	Wasion Holdings Ltd.	1,485,454	759
	Global Cord Blood Corp.	112,300	757
^	Xingda International Holdings Ltd.	2,368,000	752
*	COSCO Shipping International Singapore Co. Ltd.	2,824,100	739
	Colour Life Services Group Co. Ltd.	1,014,000	738
	Minmetals Land Ltd.	3,808,000	732
*	Sogou Inc. ADR	128,700	732
	China High Speed Transmission Equipment Group Co. Ltd.	964,300	731
2	Ozner Water International Holding Ltd.	3,597,000	729
	Sinosoft Technology Group Ltd.	2,040,000	729
	China Oil & Gas Group Ltd.	11,808,000	724
^	China Power Clean Energy Development Co. Ltd.	1,040,500	710
	Qingling Motors Co. Ltd.	2,320,929	696
	China Merchants Land Ltd.	3,866,000	675
	Shanghai Highly Group Co. Ltd. Class B	772,200	672
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	748,000	668
^	Grand Baoxin Auto Group Ltd.	1,855,359	650
	Dongjiang Environmental Co. Ltd.	579,800	646
^,2	Cosmo Lady China Holdings Co. Ltd.	2,071,131	640
*,2	Cogobuy Group	1,689,000	622
	China Fangda Group Co. Ltd. Class B	1,252,700	609
	Ajisen China Holdings Ltd.	1,424,408	604
	Shanghai Diesel Engine Co. Ltd. Class B	994,300	604
*	Smartac Group China Holdings Ltd.	13,304,000	594
*	China Modern Dairy Holdings Ltd.	3,944,000	592

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	SIIC Environment Holdings Ltd.	2,579,482	589
	Weiqiao Textile Co.	1,433,000	579
^,*	Beijing Gas Blue Sky Holdings Ltd.	17,272,000	573
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	632,164	554
	Tianjin Port Development Holdings Ltd.	4,755,976	552
	Shandong Airlines Co. Ltd. Class B	424,448	548
	INESA Intelligent Tech Inc. Class B	853,906	544
	CITIC Resources Holdings Ltd.	5,654,000	534
	CPMC Holdings Ltd.	1,258,000	531
^,*	Huayi Tencent Entertainment Co. Ltd.	19,332,375	518
*	Shang Gong Group Co. Ltd. Class B	731,712	510
^,*	Launch Tech Co. Ltd.	527,500	502
*	China Water Industry Group Ltd.	3,688,000	495
	Guorui Properties Ltd.	2,202,000	462
	361 Degrees International Ltd.	2,007,000	442
	Eastern Communications Co. Ltd. Class B	748,650	437
*,§	Coolpad Group Ltd.	4,660,669	428
2	Tian Ge Interactive Holdings Ltd.	1,365,000	423
	Phoenix Media Investment Holdings Ltd.	3,591,783	398
*	Glorious Property Holdings Ltd.	7,816,000	384
*	Kama Co. Ltd. Class B	646,212	382
	Xiamen International Port Co. Ltd.	2,659,000	380
*	Capital Environment Holdings Ltd.	14,976,000	377
	Poly Culture Group Corp. Ltd.	314,814	371
*,§	China Huiyuan Juice Group Ltd.	1,333,000	343
	Dawnrays Pharmaceutical Holdings Ltd.	1,849,000	337
	Tianjin Development Holdings Ltd.	954,000	332
	Shanghai Jinjiang International Travel Co. Ltd. Class B	167,429	314
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	510,200	289
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	664,350	286
§	CT Environmental Group Ltd.	6,439,760	279
*	PW Medtech Group Ltd.	1,453,000	248
^,*,§	National Agricultural Holdings Ltd.	1,560,000	237
2	Beijing Urban Construction Design & Development Group Co. Ltd.	662,000	230
*	First Tractor Co. Ltd.	866,954	221
*,§	Mingfa Group International Co. Ltd.	915,541	221
*	Hybrid Kinetic Group Ltd.	46,704,000	220
^	Maoye International Holdings Ltd.	2,567,459	206
§	China Singyes Solar Technologies Holdings Ltd.	1,576,250	199
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	198
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	191
*	Huadian Energy Co. Ltd. Class B	797,800	189
*	V1 Group Ltd.	5,873,000	187
*	Zhonglu Co. Ltd. Class B	186,564	173
*	Carnival Group International Holdings Ltd.	27,262,133	167
^,*	Chiho Environmental Group Ltd.	1,158,000	165
*,§	Anxin-China Holdings Ltd.	2,621,200	129
*	China Chengtong Development Group Ltd.	3,540,000	126
*,§	Boshiwa International Holding Ltd.	469,000	100
*,§	Tech Pro Technology Development Ltd.	10,406,800	90
*	China Minsheng DIT Group Ltd.	5,540,000	76
^,*,§	China Lumena New Materials Corp.	3,950,000	63
^,*,§	China Fishery Group Ltd.	1,088,512	61
*	Lianhua Supermarket Holdings Co. Ltd.	229,000	45
	China Electronics Huada Technology Co. Ltd.	302,000	29
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
*,§	Real Gold Mining Ltd.	239,476	26
*	Tongda Hong Tai Holdings Ltd.	72,755	12
*	FDG Electric Vehicles Ltd.	3,885	—
*,§	China High Precision Automation Group Ltd.	401,000	—
^,*,§	China Metal Recycling Holdings Ltd.	332,400	—
			233,224
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	271,010	3,353

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	CEMEX Latam Holdings SA	380,833	574
	Avianca Holdings SA Preference Shares	192,082	87
			4,014
Denmark (1.1%)
	SimCorp A/S	111,767	10,972
	Royal Unibrew A/S	140,932	10,113
	FLSmidth & Co. A/S	137,377	6,905
	Topdanmark A/S	119,108	6,426
	Ringkjoebing Landbobank A/S	86,418	5,582
	Dfds A/S	81,006	3,852
	Sydbank A/S	173,985	3,759
*	ALK-Abello A/S	18,608	3,165
*	Nilfisk Holding A/S	74,259	3,141
	Schouw & Co. A/S	37,288	2,653
*,2	Netcompany Group A/S	64,978	2,318
2	Scandinavian Tobacco Group A/S	183,626	2,185
	Spar Nord Bank A/S	220,372	1,895
^,*	Bavarian Nordic A/S	88,923	1,868
	Alm Brand A/S	182,655	1,745
^,*	NKT A/S	80,843	1,491
	D/S Norden A/S	86,226	1,368
*	Bang & Olufsen A/S	106,687	929
	Matas A/S	92,852	923
	Solar A/S Class B	12,739	605
*,§	OW Bunker A/S	24,023	—
			71,895
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	1,695,504	1,569
	Orascom Construction plc	144,104	872
	Juhayna Food Industries	1,038,859	781
*	Palm Hills Developments SAE	5,362,022	758
*	Six of October Development & Investment	657,468	654
*	Pioneers Holding for Financial Investments SAE	1,502,874	647
*	Medinet Nasr Housing	1,504,288	556
	Heliopolis Housing	327,625	491
*	Ezz Steel Co. SAE	513,519	468
	Alexandria Mineral Oils Co.	1,275,041	413
	Oriental Weavers	560,008	307
*	Orascom Investment Holding	9,071,765	300
	Sidi Kerir Petrochemicals Co.	286,388	292
*,§	Nile Cotton Ginning	31,192	12
			8,120
Finland (1.0%)
	Valmet Oyj	373,786	10,297
	Konecranes Oyj Class A	199,916	8,356
	Tieto Oyj	211,902	6,033
	Cargotec Oyj Class B	134,862	5,537
	DNA Oyj	179,503	4,277
	Kemira Oyj	254,805	3,611
	Outokumpu Oyj	844,584	3,234
	YIT Oyj	449,256	2,756
	Metsa Board Oyj	465,822	2,606
	Cramo Oyj	119,386	2,513
^	Citycon Oyj	238,083	2,433
*	Outotec Oyj	407,144	2,151
	Sanoma Oyj	203,134	2,074
	Caverion Oyj	273,976	1,996
	Uponor Oyj	153,669	1,840
	Ramirent Oyj	202,155	1,420
	Finnair Oyj	154,703	1,294
	Raisio Oyj	305,136	1,023
	Oriola Oyj	343,440	886
*	F-Secure Oyj	262,927	812

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ahlstrom-Munksjo Oyj	46,429	698
*	Stockmann Oyj Abp Class B	14,435	38
			65,885
France (2.3%)
2	Euronext NV	195,092	13,556
	Alten SA	79,404	8,672
	Altran Technologies SA	648,772	8,458
	SPIE SA	332,349	6,416
	Nexity SA	119,064	5,569
	Gaztransport Et Technigaz SA	61,324	5,549
	Korian SA	128,931	5,190
	Sopra Steria Group	40,105	5,122
*	SOITEC	47,339	4,795
*	Fnac Darty SA	47,893	4,211
2	Elior Group SA	286,884	3,974
*	CGG SA	2,000,033	3,616
^	Metropole Television SA	180,516	3,583
^	Television Francaise 1	293,721	3,211
	IPSOS	104,039	3,018
	Nexans SA	82,142	2,881
*	Rothschild & Co.	79,441	2,734
2	Maisons du Monde SA	121,579	2,618
	Altarea SCA	12,272	2,593
	Coface SA	255,734	2,580
2	Europcar Mobility Group	280,408	2,339
	Neopost SA	92,446	2,268
	Akka Technologies	30,573	2,245
	Mercialys SA	165,803	2,181
	Vicat SA	41,155	2,176
*	Virbac SA	12,160	2,166
	Trigano SA	22,380	2,146
	Tarkett SA	88,216	2,138
^,*	Vallourec SA	847,772	2,103
^,*	Genfit	80,620	2,031
	Carmila SA	84,657	1,785
	Eramet	24,806	1,737
	Interparfums SA	33,401	1,675
	FFP	14,119	1,627
	LISI	46,730	1,564
	Mersen SA	39,908	1,420
*,2	SMCP SA	72,082	1,346
^,*	DBV Technologies SA	68,075	1,329
	Beneteau SA	102,592	1,302
	Bonduelle SCA	39,061	1,251
*	Technicolor SA	1,006,528	1,208
	Manitou BF SA	34,793	1,145
	Derichebourg SA	262,612	1,144
	Vilmorin & Cie SA	16,910	941
*,2	X-Fab Silicon Foundries SE	147,499	881
	Guerbet	14,274	852
	GL Events	32,986	813
	Synergie SA	20,028	802
^	Rallye SA	65,639	765
	Jacquet Metal Service SA	35,353	705
*	Pharmagest Inter@ctive	10,041	647
	Groupe Crit	8,053	617
*	Etablissements Maurel et Prom	159,675	604
	Albioma Prime Fidelite	23,677	557
*	Albioma	19,425	457
	AKWEL	20,509	400
	Albioma SA	16,856	397
*	Stallergenes Greer plc	9,601	396
	Boiron SA	7,156	382
	Albioma Act Prime Fidelite	12,786	301

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Haulotte Group SA	29,353	287
	Union Financiere de France BQE SA	11,567	264
^,*	Bourbon Corp.	86,751	204
	Esso SA Francaise	5,021	172
			150,116
Germany (4.0%)
	Nemetschek SE	50,475	9,338
*	Evotec SE	371,238	9,266
*	MorphoSys AG	89,088	8,860
	Freenet AG	357,611	8,402
*	Dialog Semiconductor plc	212,586	8,271
	TAG Immobilien AG	361,483	8,141
	CTS Eventim AG & Co. KGaA	154,982	7,960
	Bechtle AG	76,415	7,867
	Grand City Properties SA	309,223	7,287
	TLG Immobilien AG	247,216	7,283
*	alstria office REIT-AG	458,338	7,196
*	Gerresheimer AG	87,555	6,597
	Duerr AG	136,146	6,157
	Aareal Bank AG	165,660	5,794
*	Siltronic AG	57,740	5,673
	Jenoptik AG	140,827	5,574
	Software AG	129,965	4,960
	Aurubis AG	98,355	4,809
2	Deutsche Pfandbriefbank AG	340,070	4,748
	CANCOM SE	93,618	4,738
*	Jungheinrich AG Preference Shares	132,247	4,615
	Stroeer SE & Co. KGaA	67,963	4,603
	Deutsche EuroShop AG	143,965	4,327
	CompuGroup Medical SE	64,876	4,305
	Sixt SE	38,395	4,282
2	ADO Properties SA	80,928	4,254
	Norma Group SE	88,675	4,193
	Stabilus SA	68,217	3,807
	Krones AG	40,150	3,746
	S&T AG	136,164	3,679
	Salzgitter AG	107,541	3,554
^,*	AIXTRON SE	294,558	3,410
	Sixt SE Preference Shares	43,713	3,358
*	CECONOMY AG	496,499	3,335
*	Deutz AG	323,574	3,198
	Pfeiffer Vacuum Technology AG	18,054	3,035
	XING SE	8,139	3,029
	Bilfinger SE	81,903	3,029
*	Nordex SE	173,559	2,819
2	Befesa SA	63,175	2,771
	DMG Mori AG	52,286	2,696
	Indus Holding AG	49,171	2,620
	PATRIZIA Immobilien AG	121,671	2,538
	RIB Software SE	116,003	2,285
	Washtec AG	28,672	2,257
*	Hypoport AG	11,006	2,255
^	Leoni AG	90,190	2,086
	Wacker Neuson SE	72,891	2,026
	KWS Saat SE	28,460	1,931
^,*	zooplus AG	17,248	1,876
	Hamburger Hafen und Logistik AG	73,600	1,858
	Koenig & Bauer AG	38,151	1,855
	Isra Vision AG	44,699	1,797
	Schaeffler AG Preference Shares	201,488	1,727
*	Varta AG	37,812	1,698
	RHOEN-KLINIKUM AG	54,242	1,601
	Draegerwerk AG & Co. KGaA Preference Shares	25,230	1,516
	DIC Asset AG	135,246	1,484

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Kloeckner & Co. SE	203,115	1,429
	Takkt AG	90,438	1,423
^,*	Heidelberger Druckmaschinen AG	710,753	1,332
*	SGL Carbon SE	145,833	1,306
	Corestate Capital Holding SA	31,912	1,282
	Deutsche Beteiligungs AG	32,026	1,272
	Hornbach Holding AG & Co. KGaA	22,895	1,241
	Diebold Nixdorf AG	18,199	1,228
*	Dermapharm Holding SE	32,380	1,179
	Vossloh AG	23,971	1,103
	Wuestenrot & Wuerttembergische AG	53,501	1,098
	BayWa AG	37,226	1,097
	Bertrandt AG	13,240	1,033
	comdirect bank AG	76,945	897
	SMA Solar Technology AG	26,176	597
*,2	Tele Columbus AG	275,558	593
^	ElringKlinger AG	75,846	575
	CropEnergies AG	56,895	373
	Draegerwerk AG & Co. KGaA	6,790	317
	Hornbach Baumarkt AG	1,254	24
			267,775
Greece (0.2%)
	Grivalia Properties REIC AE	131,807	1,685
*	Piraeus Bank SA	822,164	1,676
*	GEK Terna Holding Real Estate Construction SA	212,556	1,226
	Terna Energy SA	129,990	1,015
	Aegean Airlines SA	82,435	780
	Hellenic Exchanges SA	151,295	761
	Sarantis SA	83,519	692
	Fourlis Holdings SA	111,730	675
*	Viohalco SA	178,808	673
	Holding Co. ADMIE IPTO SA	322,353	619
*	Ellaktor SA	311,420	598
*	LAMDA Development SA	74,287	567
*	Public Power Corp. SA	341,305	485
*,§	TT Hellenic Postbank SA	44,448	—
			11,452
Hong Kong (1.5%)
	Fortune REIT (XHKG)	3,426,000	4,439
	HKBN Ltd.	1,983,129	3,551
^	SITC International Holdings Co. Ltd.	3,261,858	3,472
	Luk Fook Holdings International Ltd.	929,399	3,330
	IGG Inc.	2,465,000	3,125
	Hongkong & Shanghai Hotels Ltd.	2,102,500	3,078
^,*,2	Razer Inc.	10,507,000	2,710
	Pacific Basin Shipping Ltd.	11,097,532	2,280
	K Wah International Holdings Ltd.	3,563,398	2,236
	Sunlight REIT	3,003,072	2,209
	Man Wah Holdings Ltd.	4,152,000	2,136
^,*	COFCO Meat Holdings Ltd.	4,781,000	1,957
	Value Partners Group Ltd.	2,563,434	1,932
	Gemdale Properties & Investment Corp. Ltd.	13,978,000	1,874
*	Suncity Group Holdings Ltd.	5,900,000	1,815
^	Mega Expo Holdings Ltd.	3,100,000	1,752
	Mandarin Oriental International Ltd.	826,891	1,596
	Road King Infrastructure Ltd.	688,346	1,563
	CITIC Telecom International Holdings Ltd.	3,705,004	1,535
	Giordano International Ltd.	3,223,735	1,534
	Prosperity REIT	3,336,000	1,434
	Asia Cement China Holdings Corp.	1,163,000	1,381
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	766,000	1,349
	Pou Sheng International Holdings Ltd.	5,654,000	1,327
	Pacific Textiles Holdings Ltd.	1,547,000	1,309
	Far East Consortium International Ltd.	2,693,858	1,275

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Chinese Estates Holdings Ltd.	1,220,500	1,274
	SUNeVision Holdings Ltd.	1,484,000	1,267
	SmarTone Telecommunications Holdings Ltd.	1,171,230	1,221
*	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	606,000	1,149
	Microport Scientific Corp.	1,200,000	1,131
	Chow Sang Sang Holdings International Ltd.	635,565	1,056
^,*	Agritrade Resources Ltd.	6,475,000	1,055
^,*	Camsing International Holding Ltd.	986,000	1,049
*	Esprit Holdings Ltd.	4,895,400	994
	Dynam Japan Holdings Co. Ltd.	731,040	942
	Canvest Environmental Protection Group Co. Ltd.	1,937,000	940
	VSTECS Holdings Ltd.	1,620,000	889
2	IMAX China Holding Inc.	301,858	832
*	HC Group Inc.	1,554,500	794
	Sun Hung Kai & Co. Ltd.	1,591,000	793
	Inspur International Ltd.	1,465,203	792
^,*,§	Town Health International Medical Group Ltd.	8,913,419	784
2	Regina Miracle International Holdings Ltd.	935,000	748
*	Truly International Holdings Ltd.	4,379,000	739
^,*,§	Superb Summit International Group Ltd.	3,957,346	737
*	Anton Oilfield Services Group	5,299,298	731
^	United Laboratories International Holdings Ltd.	1,230,500	721
	Goodbaby International Holdings Ltd.	2,492,000	708
	China Goldjoy Group Ltd.	17,585,374	696
	Ju Teng International Holdings Ltd.	2,379,002	696
	China Harmony New Energy Auto Holding Ltd.	1,942,000	690
	Texwinca Holdings Ltd.	1,730,000	688
^,*	GCL New Energy Holdings Ltd.	17,913,541	674
*	Digital Domain Holdings Ltd.	42,640,000	670
	Singamas Container Holdings Ltd.	3,771,960	668
	Nan Hai Corp. Ltd.	33,600,000	664
*	Beijing Sports and Entertainment Industry Group Ltd.	2,130,000	663
*	NewOcean Energy Holdings Ltd.	2,394,000	660
2	Crystal International Group Ltd.	1,313,500	637
*	G-Resources Group Ltd.	65,226,190	625
	TPV Technology Ltd.	2,612,000	607
*	Honghua Group Ltd.	7,003,000	599
*	China LNG Group Ltd.	4,407,999	591
	Lee’s Pharmaceutical Holdings Ltd.	689,000	590
	Emperor Capital Group Ltd.	12,281,860	573
*,§	Convoy Global Holdings Ltd.	26,130,000	556
*	We Solutions Ltd.	8,608,000	498
^,*	Beijing Enterprises Medical & Health Group Ltd.	14,826,000	457
*	KuangChi Science Ltd.	4,963,000	418
2	CGN New Energy Holdings Co. Ltd.	2,716,720	407
^,*	Panda Green Energy Group Ltd.	9,288,645	393
^,*	China Strategic Holdings Ltd.	37,570,000	377
*	Lifestyle China Group Ltd.	1,002,870	371
*	New World Department Store China Ltd.	1,605,666	338
	Henderson Investment Ltd.	3,757,000	335
*	Future World Financial Holdings Ltd.	25,254,286	306
	BOE Varitronix Ltd.	957,000	288
*	New Sports Group Ltd.	4,496,576	287
	EVA Precision Industrial Holdings Ltd.	2,594,000	268
*	Hong Kong Television Network Ltd.	601,000	267
	Emperor Watch & Jewellery Ltd.	8,060,000	246
^	Shenwan Hongyuan HK Ltd.	1,040,000	244
^,*	China Silver Group Ltd.	2,702,508	234
*	Sunshine Oilsands Ltd.	14,510,418	200
*	Global Brands Group Holding Ltd.	1,551,800	190
	Parkson Retail Group Ltd.	2,219,500	178
	China Baoli Technologies Holdings Ltd.	4,844,496	129
	Chong Hing Bank Ltd.	64,000	121
^,*	China LotSynergy Holdings Ltd.	18,419,951	113

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^,*,§	China Animal Healthcare Ltd.	1,003,918	67
*	Mei Ah Entertainment Group Ltd.	1,660,000	57
*	Good Resources Holdings Ltd.	1,220,000	25
*	Silver Base Group Holdings Ltd.	506,712	16
*	Sino Oil And Gas Holdings Ltd.	491,500	11
*	China Financial International Investments Ltd.	7,232	—
			95,933
Hungary (0.0%)
*	Opus Global Nyrt	305,393	477
*	KONZUM Befektetesi es Vagyonkezelo Nyrt	188,965	144
			621
India (2.9%)
	Mindtree Ltd.	361,779	5,105
	Info Edge India Ltd.	167,156	4,642
	Apollo Hospitals Enterprise Ltd.	263,733	4,612
*	Bharat Financial Inclusion Ltd.	299,961	4,348
	IIFL Holdings Ltd.	647,548	4,022
	Jubilant Foodworks Ltd.	207,892	3,973
2	AU Small Finance Bank Ltd.	414,964	3,846
	Crompton Greaves Consumer Electricals Ltd.	1,117,792	3,818
	Indian Hotels Co. Ltd.	1,391,635	3,088
*	AIA Engineering Ltd.	101,481	2,649
*	Fortis Healthcare Ltd.	1,274,510	2,540
	City Union Bank Ltd.	855,517	2,494
	Edelweiss Financial Services Ltd.	1,076,200	2,302
*	Max Financial Services Ltd.	380,290	2,284
	PI Industries Ltd.	151,430	2,274
	Apollo Tyres Ltd.	763,041	2,260
	Cholamandalam Investment and Finance Co. Ltd.	109,400	2,186
	Natco Pharma Ltd.	258,281	2,026
	Manappuram Finance Ltd.	1,179,652	2,002
	CESC Ltd.	195,739	1,972
*	Godrej Properties Ltd.	164,960	1,969
	Tata Global Beverages Ltd.	643,949	1,938
	Jubilant Life Sciences Ltd.	202,037	1,921
	Oberoi Realty Ltd.	258,294	1,885
	Supreme Industries Ltd.	111,946	1,839
	Ramco Cements Ltd.	164,268	1,829
	Indiabulls Ventures Ltd.	424,124	1,810
	Balkrishna Industries Ltd.	135,646	1,783
	Escorts Ltd.	164,943	1,753
	Indraprastha Gas Ltd.	387,224	1,741
	Whirlpool of India Ltd.	86,212	1,723
	PVR Ltd.	66,702	1,697
	NCC Ltd.	1,179,694	1,683
	Kajaria Ceramics Ltd.	185,412	1,586
	SRF Ltd.	42,022	1,551
*	Bata India Ltd.	70,003	1,465
	Ipca Laboratories Ltd.	104,809	1,435
	Sundaram Finance Ltd.	68,415	1,421
	Phoenix Mills Ltd.	160,053	1,381
	KRBL Ltd.	286,031	1,366
	NIIT Technologies Ltd.	72,134	1,342
	Varun Beverages Ltd.	105,436	1,329
	Bayer CropScience Ltd.	22,105	1,307
	Vakrangee Ltd.	1,445,040	1,304
*,2	Quess Corp. Ltd.	124,703	1,253
*	Aditya Birla Fashion and Retail Ltd.	402,731	1,248
	Prestige Estates Projects Ltd.	324,776	1,222
	Gujarat State Petronet Ltd.	417,165	1,199
	Coromandel International Ltd.	190,688	1,191
	Thermax Ltd.	84,729	1,188
*,2	PNB Housing Finance Ltd.	114,795	1,169
	Pfizer Ltd.	25,619	1,158

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Century Textiles & Industries Ltd.	87,267	1,151
	Mahanagar Gas Ltd.	81,488	1,131
	NBCC India Ltd.	1,354,500	1,129
*	TeamLease Services Ltd.	26,330	1,124
2	Dr Lal PathLabs Ltd.	74,613	1,120
	WABCO India Ltd.	12,425	1,118
	Karur Vysya Bank Ltd.	1,001,981	1,116
	Gujarat Fluorochemicals Ltd.	74,079	1,109
	Motilal Oswal Financial Services Ltd.	108,438	1,109
*,2	Eris Lifesciences Ltd.	121,589	1,105
2	Endurance Technologies Ltd.	65,259	1,104
	Sundram Fasteners Ltd.	137,510	1,092
	Persistent Systems Ltd.	117,143	1,072
	National Aluminium Co. Ltd.	1,436,944	1,070
*	Aarti Industries Ltd.	45,548	1,063
	Dewan Housing Finance Corp. Ltd.	539,723	1,049
	Care Ratings Ltd.	73,132	1,034
	HEG Ltd.	43,935	1,029
	Alembic Pharmaceuticals Ltd.	127,903	1,025
	Gujarat Gas Ltd.	445,530	1,019
	Cholamandalam Financial Holdings Ltd.	135,906	1,008
	Graphite India Ltd.	183,138	1,008
*	Just Dial Ltd.	119,762	997
	Amara Raja Batteries Ltd.	104,736	997
	Indian Bank	270,023	980
	Hexaware Technologies Ltd.	195,255	978
	Strides Pharma Science Ltd.	138,433	955
2	Syngene International Ltd.	106,860	944
	Bombay Burmah Trading Co.	52,459	940
	Symphony Ltd.	47,624	936
	Ajanta Pharma Ltd.	63,924	910
	DCB Bank Ltd.	293,516	896
	Minda Industries Ltd.	170,434	891
*	Suzlon Energy Ltd.	9,036,412	890
	Ceat Ltd.	57,425	870
	Thomas Cook India Ltd.	242,382	857
	Radico Khaitan Ltd.	166,992	849
2	Dilip Buildcon Ltd.	109,201	846
	Blue Dart Express Ltd.	17,699	837
	Welspun India Ltd.	1,089,079	834
	eClerx Services Ltd.	50,438	831
*	Astral Poly Technik Ltd.	46,777	829
	Sanofi India Ltd.	10,164	820
*	Mahindra CIE Automotive Ltd.	249,048	816
	Redington India Ltd.	554,441	811
	Karnataka Bank Ltd.	435,162	794
	Sadbhav Engineering Ltd.	228,661	780
	Sterlite Technologies Ltd.	282,390	775
	Engineers India Ltd.	481,468	773
	PC Jeweller Ltd.	446,661	767
	Sobha Ltd.	108,778	752
	Gujarat Pipavav Port Ltd.	587,059	744
	Jain Irrigation Systems Ltd.	943,650	740
	Balrampur Chini Mills Ltd.	334,025	725
	V-Mart Retail Ltd.	18,073	724
	Welspun Corp. Ltd.	378,254	723
*	KPIT Technologies Ltd.	485,287	720
*	CG Power and Industrial Solutions Ltd.	1,312,360	709
	JM Financial Ltd.	549,891	700
*	V-Guard Industries Ltd.	222,295	696
	TTK Prestige Ltd.	5,893	695
*	Equitas Holdings Ltd.	367,015	689
*	Sun Pharma Advanced Research Co. Ltd.	279,939	678
	IRB Infrastructure Developers Ltd.	374,258	657

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	TV18 Broadcast Ltd.	1,443,693	650
	Bajaj Consumer Care Ltd.	137,424	649
	Chambal Fertilizers and Chemicals Ltd.	287,641	642
2	Laurus Labs Ltd.	115,661	636
	GE Power India Ltd.	48,702	634
	GE T&D India Ltd.	171,056	627
	Birlasoft Ltd.	463,688	624
	Finolex Cables Ltd.	98,347	623
	Dish TV India Ltd.	1,189,887	616
	Multi Commodity Exchange of India Ltd.	49,069	606
	PTC India Ltd.	599,542	598
*	Allahabad Bank	883,835	597
	South Indian Bank Ltd.	2,530,914	566
	Great Eastern Shipping Co. Ltd.	132,723	551
	Jindal Saw Ltd.	471,470	550
	Kaveri Seed Co. Ltd.	85,783	550
	Avanti Feeds Ltd.	103,012	538
*	Indiabulls Real Estate Ltd.	318,851	528
	Raymond Ltd.	46,507	516
	India Cements Ltd.	334,711	516
*	Future Consumer Ltd.	834,656	513
	Repco Home Finance Ltd.	82,651	497
*	Jammu & Kashmir Bank Ltd.	553,220	483
*	Syndicate Bank	868,796	470
*	Hindustan Construction Co. Ltd.	2,406,896	464
*	Oriental Bank of Commerce	333,501	464
	EIH Ltd.	166,164	451
	Cox & Kings Ltd.	257,545	449
*,2	Godrej Agrovet Ltd.	58,783	439
*	Central Bank of India	961,989	436
	Arvind Ltd.	356,918	427
*	Corp Bank	1,064,343	420
	Tata Chemicals Ltd.	48,764	405
*	IFCI Ltd.	2,632,721	401
	Rain Industries Ltd.	235,316	389
*	Sintex Plastics Technology Ltd.	1,362,051	352
*	Housing Development & Infrastructure Ltd.	954,079	319
	Gateway Distriparks Ltd.	164,655	316
*	Andhra Bank	864,916	310
	VA Tech Wabag Ltd.	74,593	307
*	Jaiprakash Associates Ltd.	3,836,480	298
	Srei Infrastructure Finance Ltd.	775,148	289
*	Indian Overseas Bank	1,236,351	251
*	CESC Ventures Ltd.	33,214	237
	Gujarat Mineral Development Corp. Ltd.	221,782	235
*	RattanIndia Power Ltd.	5,925,655	226
*	UCO Bank	867,836	224
*	Shipping Corp. of India Ltd.	406,434	201
*	Spencer’s Retail Ltd.	58,456	122
*	Bajaj Hindusthan Sugar Ltd.	997,710	119
*	Jet Airways India Ltd.	48,005	106
	Sintex Industries Ltd.	849,055	97
	Reliance Home Finance Ltd.	261,928	95
	McLeod Russel India Ltd.	97,424	85
*	Reliance Communications Ltd.	2,779,569	74
*	Cox & Kings Financial Service Ltd.	85,848	47
	Marksans Pharma Ltd.	106,158	36
*	Shree Renuka Sugars Ltd.	146,895	23
*	Solara Active Pharma Sciences Ltd.	2,901	16
	Sundaram Finance Holdings Ltd.	5,885	7
*	JITF Infralogistics Ltd.	19,706	4
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			192,190

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Indonesia (0.6%)
	Pakuwon Jati Tbk PT	63,532,434	3,187
	Ciputra Development Tbk PT	38,465,455	3,052
*	Pabrik Kertas Tjiwi Kimia Tbk PT	3,509,300	2,484
	Summarecon Agung Tbk PT	29,258,868	2,297
	Ace Hardware Indonesia Tbk PT	19,155,700	2,219
*	Bank Tabungan Negara Persero Tbk PT	9,684,570	1,725
*	Waskita Karya Persero Tbk PT	11,070,079	1,651
*	Aneka Tambang Tbk	25,629,419	1,560
	Wijaya Karya Persero Tbk PT	9,081,633	1,545
	Mitra Adiperkasa Tbk PT	21,866,200	1,528
*	Kresna Graha Investama Tbk PT	36,970,400	1,505
	Indo Tambangraya Megah Tbk PT	1,079,400	1,458
	AKR Corporindo Tbk PT	4,344,583	1,358
*	Panin Financial Tbk PT	47,340,400	1,344
*	Medco Energi Internasional Tbk PT	20,554,445	1,268
	PP Persero Tbk PT	7,149,300	1,207
	Lippo Karawaci Tbk PT	50,526,418	1,161
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,319,400	1,044
	Ramayana Lestari Sentosa Tbk PT	8,277,600	1,037
*	Sentul City Tbk PT	122,910,306	994
*	Link Net Tbk PT	2,781,800	848
*	Trada Alam Minera Tbk PT	98,489,807	809
*	Alam Sutera Realty Tbk PT	33,279,191	784
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,868,429	679
*	Adhi Karya Persero Tbk PT	5,359,200	655
*	Timah Tbk PT	6,655,120	641
	Global Mediacom Tbk PT	20,724,306	585
	Surya Semesta Internusa Tbk PT	8,886,600	421
*	Eagle High Plantations Tbk PT	37,432,700	420
*	Krakatau Steel Persero Tbk PT	12,170,250	374
	Salim Ivomas Pratama Tbk PT	10,133,900	295
*	Siloam International Hospitals Tbk PT	829,139	238
*	Intiland Development Tbk PT	9,746,900	227
	Bekasi Fajar Industrial Estate Tbk PT	10,382,400	216
*	Semen Baturaja Persero Tbk PT	3,041,400	209
*	Agung Podomoro Land Tbk PT	15,858,078	193
*	Kawasan Industri Jababeka Tbk PT	5,442,806	96
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	3,656,161	68
*	Lippo Cikarang Tbk PT	195,300	25
	Sampoerna Agro Tbk PT	141,200	24
			41,431
Ireland (0.3%)
	Green REIT plc	1,987,990	3,779
	Dalata Hotel Group plc	520,058	3,437
	C&C Group plc	884,489	3,352
	Hibernia REIT plc	2,019,765	3,240
*	Cairn Homes plc (XLON)	1,865,528	2,683
	Irish Continental Group plc	455,901	2,574
*	Permanent TSB Group Holdings plc	289,576	447
*	Cairn Homes plc (XDUB)	86,843	125
			19,637
Israel (0.4%)
	Reit 1 Ltd.	495,957	2,257
*	Nova Measuring Instruments Ltd.	76,484	2,141
*	Jerusalem Economy Ltd.	466,285	1,552
*	Clal Insurance Enterprises Holdings Ltd.	101,104	1,404
	Electra Ltd.	4,595	1,259
*	Shikun & Binui Ltd.	455,716	1,179
	Matrix IT Ltd.	87,850	1,172
*	Partner Communications Co. Ltd.	254,452	1,150
	Shapir Engineering and Industry Ltd.	298,551	1,076
	Hilan Ltd.	38,599	1,065
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,288	1,060

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sella Capital Real Estate Ltd.	516,726	1,003
	IDI Insurance Co. Ltd.	21,043	983
	Formula Systems 1985 Ltd.	20,463	977
*	Africa Israel Properties Ltd.	34,863	948
	Kenon Holdings Ltd.	45,894	901
	Bayside Land Corp.	1,805	885
	Menora Mivtachim Holdings Ltd.	64,579	831
	AudioCodes Ltd.	53,317	771
	Delta Galil Industries Ltd.	24,764	747
*	Big Shopping Centers Ltd.	10,476	733
*	Brack Capital Properties NV	6,826	723
*	Allot Ltd.	88,155	663
*	Cellcom Israel Ltd. (Registered)	156,827	657
	Gilat Satellite Networks Ltd.	72,660	649
	Naphtha Israel Petroleum Corp. Ltd.	92,736	564
*	Kamada Ltd.	86,075	502
	Delek Automotive Systems Ltd.	105,635	475
	Norstar Holdings Inc.	25,292	358
	Property & Building Corp. Ltd.	2,556	226
*	Equital Ltd.	2,018	60
*	Tower Semiconductor Ltd.	1	—
*	Africa Israel Investments Ltd.	1	—
			28,971
Italy (2.2%)
	Interpump Group SPA	218,834	8,229
	Unipol Gruppo SPA	1,320,333	6,726
^	Azimut Holding SPA	325,126	6,575
	Amplifon SPA	332,363	6,394
2	Infrastrutture Wireless Italiane SPA	686,691	5,692
	Brembo SPA	412,916	5,432
	Cerved Group SPA	539,089	5,269
	BPER Banca	1,044,007	5,019
*	De’ Longhi SPA	178,544	4,577
	Banca Generali SPA	157,591	4,453
	Iren SPA	1,886,516	4,412
	Societa Cattolica di Assicurazioni SC	456,402	4,252
2	Enav SPA	761,741	4,160
	Reply SPA	58,617	3,821
	IMA Industria Macchine Automatiche SPA	46,559	3,661
	Autogrill SPA	360,088	3,499
	Banca Popolare di Sondrio SCPA	1,245,862	3,392
	Brunello Cucinelli SPA	92,430	3,360
2	Technogym SPA	269,639	3,309
	Societa Iniziative Autostradali e Servizi SPA	199,333	3,287
*,2	Anima Holding SPA	775,608	3,091
	ERG SPA	151,187	2,793
	Saras SPA	1,545,730	2,762
	ASTM SPA	95,332	2,429
	ACEA SPA	129,306	2,351
	MARR SPA	92,499	2,247
	Tamburi Investment Partners SPA	305,349	2,177
^	Tod’s SPA	36,402	1,790
	Danieli & C Officine Meccaniche SPA Saving Shares	120,877	1,747
2	doBank SPA	111,663	1,577
	Fincantieri SPA	1,287,041	1,576
^,*	Juventus Football Club SPA	1,056,326	1,496
*	Maire Tecnimont SPA	397,928	1,424
2	Banca Farmafactoring SPA	237,099	1,400
2	RAI Way SPA	260,813	1,373
	Datalogic SPA	57,515	1,365
*,2	Carel Industries SPA	111,808	1,339
	Piaggio & C SPA	464,983	1,285
	Credito Emiliano SPA	203,078	1,160
^,*,2	OVS SPA	549,650	1,147

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^,*	Banca Monte dei Paschi di Siena SPA	718,900	1,092
	Immobiliare Grande Distribuzione SIIQ SPA	139,881	1,060
	Zignago Vetro SPA	82,435	1,052
	Banca IFIS SPA	60,740	1,049
^	Salini Impregilo SPA	457,168	955
	CIR-Compagnie Industriali Riunite SPA	766,766	944
	Cementir Holding SPA	125,020	908
	Biesse SPA	37,791	842
2	Gima TT SPA	103,870	825
	Cairo Communication SPA	177,427	732
	Italmobiliare SPA	30,959	689
*	Arnoldo Mondadori Editore SPA	358,454	687
	Danieli & C Officine Meccaniche SPA	25,773	525
*	Rizzoli Corriere Della Sera Mediagroup SPA	304,475	443
	Geox SPA	199,449	372
	DeA Capital SPA	180,380	314
			144,537
Japan (14.8%)
^	Anritsu Corp.	380,100	6,611
	NET One Systems Co. Ltd.	231,600	6,013
	Nippon Suisan Kaisha Ltd.	721,632	5,063
	Amano Corp.	188,168	4,917
	Lasertec Corp.	105,200	4,780
	Ship Healthcare Holdings Inc.	114,800	4,723
	Infomart Corp.	290,100	4,221
	ADEKA Corp.	273,755	4,113
	Nippon Light Metal Holdings Co. Ltd.	1,720,769	3,804
	Toagosei Co. Ltd.	340,492	3,717
	Outsourcing Inc.	280,000	3,681
	Hazama Ando Corp.	536,679	3,609
	Iwatani Corp.	111,624	3,498
	Nihon Parkerizing Co. Ltd.	266,461	3,478
	Tsubakimoto Chain Co.	92,264	3,439
	Sushiro Global Holdings Ltd.	51,800	3,391
	Nikkon Holdings Co. Ltd.	142,448	3,361
	Tokyo Ohka Kogyo Co. Ltd.	104,533	3,347
	Mani Inc.	57,500	3,323
	Fuji Corp.	218,788	3,307
	Meitec Corp.	70,946	3,302
	Okumura Corp.	100,452	3,250
	Toho Holdings Co. Ltd.	138,218	3,239
	Kureha Corp.	52,102	3,119
	Colowide Co. Ltd.	153,300	3,080
	Nishimatsu Construction Co. Ltd.	141,142	3,062
	Nomura Co. Ltd.	109,200	3,055
	Tokyo Seimitsu Co. Ltd.	104,634	3,039
^	Japan Lifeline Co. Ltd.	189,100	2,999
	Jafco Co. Ltd.	78,900	2,987
	Sangetsu Corp.	158,620	2,973
	Daiseki Co. Ltd.	107,987	2,967
	Duskin Co. Ltd.	120,160	2,965
^	Mirait Holdings Corp.	198,471	2,920
	Nichias Corp.	150,069	2,901
	Inaba Denki Sangyo Co. Ltd.	71,000	2,892
	Iriso Electronics Co. Ltd.	55,500	2,888
	Kenedix Inc.	603,700	2,875
	Hanwa Co. Ltd.	99,683	2,873
	Kumagai Gumi Co. Ltd.	97,580	2,863
	Sakata Seed Corp.	89,256	2,840
	en-japan Inc.	86,800	2,827
	KH Neochem Co. Ltd.	96,300	2,813
	As One Corp.	35,100	2,809
	Takasago Thermal Engineering Co. Ltd.	175,589	2,785
	SMS Co. Ltd.	142,400	2,764

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Justsystems Corp.	95,300	2,735
	Trusco Nakayama Corp.	107,800	2,725
	Sumitomo Mitsui Construction Co. Ltd.	413,446	2,698
	Milbon Co. Ltd.	52,420	2,684
	Paramount Bed Holdings Co. Ltd.	56,800	2,669
^	Yoshinoya Holdings Co. Ltd.	175,920	2,667
	Shinmaywa Industries Ltd.	215,868	2,666
	Fujitec Co. Ltd.	216,484	2,659
	Tomy Co. Ltd.	247,617	2,655
	Oki Electric Industry Co. Ltd.	225,806	2,647
	Digital Garage Inc.	90,300	2,638
	Mandom Corp.	101,354	2,624
	TOKAI Holdings Corp.	314,000	2,623
	Valor Holdings Co. Ltd.	106,400	2,596
	Daiwabo Holdings Co. Ltd.	50,676	2,593
	Toei Co. Ltd.	19,964	2,593
	NSD Co. Ltd.	103,534	2,565
	Mitsubishi Pencil Co. Ltd.	122,800	2,528
	Tokyo Dome Corp.	253,278	2,515
	Toyo Ink SC Holdings Co. Ltd.	104,754	2,510
	Kanematsu Corp.	225,900	2,507
	Central Glass Co. Ltd.	106,113	2,480
	Takuma Co. Ltd.	205,500	2,478
	Kiyo Bank Ltd.	181,110	2,470
	DCM Holdings Co. Ltd.	248,488	2,463
	Nachi-Fujikoshi Corp.	49,551	2,461
	Ogaki Kyoritsu Bank Ltd.	107,274	2,425
	Taikisha Ltd.	80,118	2,421
	Fuji Kyuko Co. Ltd.	63,500	2,407
	Makino Milling Machine Co. Ltd.	56,680	2,405
	Kotobuki Spirits Co. Ltd.	53,000	2,381
	Japan Material Co. Ltd.	159,100	2,376
	Funai Soken Holdings Inc.	91,050	2,362
	Round One Corp.	174,700	2,354
	Systena Corp.	193,500	2,329
	Senko Group Holdings Co. Ltd.	289,100	2,325
	Daio Paper Corp.	197,154	2,283
	Nippon Flour Mills Co. Ltd.	134,829	2,279
	Fuji Soft Inc.	57,174	2,261
^	Descente Ltd.	106,400	2,254
	Digital Arts Inc.	26,100	2,254
	United Arrows Ltd.	70,967	2,242
	JINS Inc.	41,600	2,230
	Okamura Corp.	220,247	2,223
^	Katitas Co. Ltd.	66,400	2,213
	JCR Pharmaceuticals Co. Ltd.	39,194	2,211
	Nikkiso Co. Ltd.	177,361	2,199
	Totetsu Kogyo Co. Ltd.	74,800	2,196
	Tokyo Steel Manufacturing Co. Ltd.	255,000	2,184
	Hokuetsu Corp.	400,121	2,183
	Topre Corp.	115,900	2,174
	Jeol Ltd.	105,000	2,127
	Nichiha Corp.	77,200	2,124
	Okamoto Industries Inc.	40,900	2,118
*	Suruga Bank Ltd.	477,100	2,113
	EDION Corp.	246,675	2,092
	Nippon Seiki Co. Ltd.	124,932	2,076
	Hokkoku Bank Ltd.	67,251	2,075
^	Atom Corp.	238,857	2,067
	Eizo Corp.	53,456	2,054
	Tsubaki Nakashima Co. Ltd.	108,800	2,033
	cocokara fine Inc.	50,989	2,030
	Nippon Densetsu Kogyo Co. Ltd.	93,903	2,026
*	Mitsui E&S Holdings Co. Ltd.	204,300	2,019

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Pacific Industrial Co. Ltd.	123,100	2,019
	Asahi Holdings Inc.	103,100	2,007
	Nippon Sheet Glass Co. Ltd.	241,500	2,000
	FCC Co. Ltd.	96,443	1,997
	DTS Corp.	56,195	1,990
	Nippon Soda Co. Ltd.	71,925	1,987
	Showa Corp.	134,992	1,983
	Kumiai Chemical Industry Co. Ltd.	269,650	1,980
	Adastria Co. Ltd.	80,300	1,974
	kabu.com Securities Co. Ltd.	392,800	1,973
	Sumitomo Warehouse Co. Ltd.	153,255	1,966
	Juroku Bank Ltd.	96,000	1,961
	Takara Standard Co. Ltd.	128,399	1,955
	ZERIA Pharmaceutical Co. Ltd.	110,240	1,954
	Hogy Medical Co. Ltd.	59,322	1,942
	Seiren Co. Ltd.	129,500	1,940
	Keihin Corp.	117,221	1,932
	San-A Co. Ltd.	49,144	1,929
	Zenrin Co. Ltd.	87,850	1,919
	Arcs Co. Ltd.	94,500	1,916
	Gunze Ltd.	44,807	1,908
	Kato Sangyo Co. Ltd.	58,300	1,903
	Joyful Honda Co. Ltd.	162,748	1,894
	Nisshin Oillio Group Ltd.	66,052	1,891
	Kanamoto Co. Ltd.	79,100	1,878
	IBJ Leasing Co. Ltd.	79,701	1,875
	Musashi Seimitsu Industry Co. Ltd.	119,930	1,872
	Okinawa Electric Power Co. Inc.	113,242	1,871
	Starts Corp. Inc.	83,915	1,869
	Ohsho Food Service Corp.	28,674	1,867
	Menicon Co. Ltd.	64,600	1,864
	Hyakugo Bank Ltd.	575,500	1,862
	Yamazen Corp.	176,800	1,860
	Morita Holdings Corp.	109,066	1,852
	Toshiba TEC Corp.	66,500	1,838
	Keiyo Bank Ltd.	296,900	1,836
	Taiyo Holdings Co. Ltd.	52,100	1,835
	Showa Sangyo Co. Ltd.	67,700	1,830
	Ichibanya Co. Ltd.	44,568	1,826
	Senshu Ikeda Holdings Inc.	734,700	1,826
	Bank of Okinawa Ltd.	58,344	1,815
	Macnica Fuji Electronics Holdings Inc.	125,313	1,814
	Elecom Co. Ltd.	53,900	1,809
	Max Co. Ltd.	117,300	1,797
	Japan Elevator Service Holdings Co. Ltd.	87,500	1,785
	Noritake Co. Ltd.	36,400	1,775
	S Foods Inc.	51,000	1,769
	Maxell Holdings Ltd.	116,200	1,768
	CKD Corp.	152,000	1,768
	Kitz Corp.	230,648	1,763
	Takeuchi Manufacturing Co. Ltd.	92,900	1,762
	Royal Holdings Co. Ltd.	71,400	1,748
	Koshidaka Holdings Co. Ltd.	124,108	1,740
	Prestige International Inc.	121,200	1,740
	Heiwa Real Estate Co. Ltd.	90,142	1,739
	Aeon Delight Co. Ltd.	51,600	1,737
^	Modec Inc.	56,388	1,734
	Kameda Seika Co. Ltd.	36,900	1,733
	Towa Pharmaceutical Co. Ltd.	70,182	1,728
	Nitto Boseki Co. Ltd.	82,411	1,718
	Earth Corp.	37,343	1,713
	Shibuya Corp.	55,000	1,710
	V Technology Co. Ltd.	12,700	1,707
	BML Inc.	60,200	1,701

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Musashino Bank Ltd.	87,400	1,698
	Seiko Holdings Corp.	74,558	1,692
	Hirata Corp.	24,511	1,690
	Ryosan Co. Ltd.	62,557	1,687
	Onward Holdings Co. Ltd.	305,456	1,685
	Meidensha Corp.	117,687	1,677
	Nitta Corp.	50,800	1,673
	Anicom Holdings Inc.	53,900	1,673
	Nichicon Corp.	170,783	1,667
	Idec Corp.	80,800	1,649
	Transcosmos Inc.	75,196	1,648
	TKC Corp.	42,049	1,646
	Kohnan Shoji Co. Ltd.	74,300	1,644
	Nippon Steel Trading Corp.	39,049	1,634
	EPS Holdings Inc.	91,000	1,631
	Ryobi Ltd.	71,087	1,622
	Nanto Bank Ltd.	86,500	1,622
	Star Micronics Co. Ltd.	99,098	1,617
	Unipres Corp.	104,280	1,612
	MOS Food Services Inc.	68,358	1,605
	KOMEDA Holdings Co. Ltd.	87,500	1,604
	Shoei Co. Ltd.	36,900	1,604
	Raito Kogyo Co. Ltd.	124,100	1,602
	Nagaileben Co. Ltd.	71,100	1,602
	Wacom Co. Ltd.	393,136	1,590
	Inabata & Co. Ltd.	115,600	1,589
	Daihen Corp.	56,751	1,589
	Nippon Signal Company Ltd.	170,916	1,588
	Okasan Securities Group Inc.	431,100	1,579
^	UACJ Corp.	77,585	1,569
	Shinko Electric Industries Co. Ltd.	177,300	1,565
	Ai Holdings Corp.	95,700	1,564
	Aomori Bank Ltd.	59,761	1,563
^	Siix Corp.	97,200	1,558
	Prima Meat Packers Ltd.	84,688	1,555
	Eiken Chemical Co. Ltd.	85,900	1,545
	Nitto Kogyo Corp.	78,688	1,545
	Saizeriya Co. Ltd.	68,621	1,544
	Hamakyorex Co. Ltd.	41,700	1,543
	Daikyonishikawa Corp.	152,500	1,538
	NEC Networks & System Integration Corp.	63,700	1,535
	Optex Group Co. Ltd.	91,300	1,529
^	Miroku Jyoho Service Co. Ltd.	56,300	1,518
	Nichi-iko Pharmaceutical Co. Ltd.	125,802	1,508
	Nojima Corp.	87,600	1,507
	Monex Group Inc.	493,687	1,504
	Futaba Corp.	92,432	1,502
	Nissin Kogyo Co. Ltd.	112,509	1,500
	Heiwado Co. Ltd.	81,200	1,496
	Nippon Ceramic Co. Ltd.	52,500	1,495
	Internet Initiative Japan Inc.	73,256	1,487
	Chugoku Marine Paints Ltd.	156,200	1,479
	Sato Holdings Corp.	60,700	1,478
	Hosiden Corp.	154,467	1,478
*	KYB Corp.	54,400	1,476
	Hyakujushi Bank Ltd.	70,800	1,475
	Bank of Nagoya Ltd.	45,412	1,473
	Kintetsu World Express Inc.	97,000	1,467
	TPR Co. Ltd.	74,229	1,463
	Financial Products Group Co. Ltd.	169,700	1,460
	TOMONY Holdings Inc.	399,600	1,454
^	Create Restaurants Holdings Inc.	120,370	1,445
	Sekisui Jushi Corp.	74,500	1,442
	Kadokawa Dwango Corp.	113,901	1,437

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Press Kogyo Co. Ltd.	264,500	1,433
	Doutor Nichires Holdings Co. Ltd.	74,937	1,429
	Noritz Corp.	91,887	1,425
	Sanyo Chemical Industries Ltd.	28,054	1,420
	Komori Corp.	122,700	1,419
	Teikoku Sen-I Co. Ltd.	63,584	1,415
	Create SD Holdings Co. Ltd.	60,918	1,409
	Toshiba Machine Co. Ltd.	61,600	1,409
	Japan Wool Textile Co. Ltd.	174,289	1,405
	Yodogawa Steel Works Ltd.	73,533	1,403
	TSI Holdings Co. Ltd.	225,100	1,400
	Unizo Holdings Co. Ltd.	78,800	1,397
	Chudenko Corp.	68,200	1,396
	Yokogawa Bridge Holdings Corp.	85,200	1,386
	Sakai Moving Service Co. Ltd.	23,500	1,384
	United Super Markets Holdings Inc.	151,550	1,370
	Maruwa Co. Ltd.	25,100	1,367
	Kisoji Co. Ltd.	58,360	1,363
	Tokyu Construction Co. Ltd.	189,500	1,361
	Solasto Corp.	135,200	1,356
	FULLCAST Holdings Co. Ltd.	61,246	1,351
	Oiles Corp.	80,508	1,346
	NichiiGakkan Co. Ltd.	109,700	1,345
	Bell System24 Holdings Inc.	92,200	1,345
	Computer Engineering & Consulting Ltd.	67,770	1,342
^,*	Chiyoda Corp.	422,300	1,338
^	Aruhi Corp.	74,726	1,335
	Hitachi Zosen Corp.	429,910	1,332
	San-Ai Oil Co. Ltd.	157,400	1,329
	Yamagata Bank Ltd.	81,885	1,320
	Konoike Transport Co. Ltd.	80,900	1,308
	Hiday Hidaka Corp.	71,419	1,301
	Nissha Co. Ltd.	111,760	1,301
^	Toridoll Holdings Corp.	58,100	1,301
	Piolax Inc.	68,700	1,293
	Tamura Corp.	208,000	1,292
	Ringer Hut Co. Ltd.	60,900	1,290
	Tsukishima Kikai Co. Ltd.	98,000	1,286
^	Zojirushi Corp.	124,500	1,285
^,*	Japan Display Inc.	1,819,500	1,285
	Sanken Electric Co. Ltd.	59,729	1,284
^	Nippon Carbon Co. Ltd.	29,100	1,284
	Bank of the Ryukyus Ltd.	118,467	1,283
	Obara Group Inc.	33,140	1,267
	Yuasa Trading Co. Ltd.	44,400	1,267
	MCJ Co. Ltd.	175,800	1,266
	Bank of Iwate Ltd.	43,824	1,262
	Toho Bank Ltd.	484,364	1,257
	Arata Corp.	35,159	1,256
	Kobe Bussan Co. Ltd.	31,500	1,253
	Wakita & Co. Ltd.	118,500	1,245
	Nissin Electric Co. Ltd.	131,000	1,242
	Sanyo Special Steel Co. Ltd.	61,870	1,241
	Saibu Gas Co. Ltd.	58,873	1,239
	Sanyo Denki Co. Ltd.	26,300	1,238
^,*	euglena Co. Ltd.	179,900	1,235
	Oita Bank Ltd.	40,907	1,231
	Japan Securities Finance Co. Ltd.	236,841	1,231
	Shizuoka Gas Co. Ltd.	151,200	1,228
	Osaka Soda Co. Ltd.	50,700	1,226
	Sanki Engineering Co. Ltd.	111,667	1,222
	JVC Kenwood Corp.	459,140	1,221
	Shinko Plantech Co. Ltd.	116,000	1,214
	Fujimi Inc.	52,147	1,214

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Aida Engineering Ltd.	153,806	1,214
	Giken Ltd.	38,700	1,213
	Sintokogio Ltd.	128,700	1,211
	Token Corp.	19,786	1,208
	Takasago International Corp.	39,700	1,208
	Tocalo Co. Ltd.	146,700	1,207
	Seikagaku Corp.	108,764	1,198
	Mizuno Corp.	52,056	1,197
	Relia Inc.	112,900	1,195
	Fujimori Kogyo Co. Ltd.	40,800	1,193
	Riso Kagaku Corp.	71,684	1,190
	Kura Corp.	27,500	1,190
	Axial Retailing Inc.	39,930	1,190
	Information Services International-Dentsu Ltd.	34,500	1,185
	Tokai Corp.	51,100	1,181
	Nishio Rent All Co. Ltd.	42,500	1,179
	Tokyotokeiba Co. Ltd.	40,100	1,170
	Fukushima Industries Corp.	33,700	1,168
	Tsugami Corp.	128,000	1,160
	Tachi-S Co. Ltd.	75,000	1,157
	Jaccs Co. Ltd.	66,400	1,154
	Daiho Corp.	42,500	1,140
^	Maeda Kosen Co. Ltd.	59,600	1,140
	Broadleaf Co. Ltd.	220,600	1,137
	Fujicco Co. Ltd.	57,405	1,135
^,*	RENOVA Inc.	129,500	1,127
*	Open Door Inc.	38,900	1,127
*	Vision Inc.	24,455	1,125
	Kyokuto Kaihatsu Kogyo Co. Ltd.	79,700	1,123
	Bando Chemical Industries Ltd.	115,200	1,123
	Macromill Inc.	97,800	1,122
^	Sourcenext Corp.	242,400	1,119
	Nishimatsuya Chain Co. Ltd.	140,100	1,117
	Belluna Co. Ltd.	148,000	1,117
^	W-Scope Corp.	70,700	1,116
	Belc Co. Ltd.	24,800	1,112
	Furukawa Co. Ltd.	88,798	1,107
	Tayca Corp.	48,832	1,103
	Chofu Seisakusho Co. Ltd.	52,200	1,102
	Ichikoh Industries Ltd.	175,666	1,100
	Tosho Co. Ltd.	42,800	1,100
	Topy Industries Ltd.	47,479	1,099
	Riken Corp.	22,900	1,098
^	Noritsu Koki Co. Ltd.	56,800	1,096
	Japan Pulp & Paper Co. Ltd.	28,500	1,091
	Sakata INX Corp.	119,800	1,089
^	Shoei Foods Corp.	38,800	1,088
	Daibiru Corp.	122,643	1,088
	Joshin Denki Co. Ltd.	50,526	1,087
	Yondoshi Holdings Inc.	49,300	1,086
	Mitsuboshi Belting Ltd.	57,000	1,083
	JAC Recruitment Co. Ltd.	43,900	1,077
	Matsuya Co. Ltd.	119,800	1,071
	Qol Holdings Co. Ltd.	70,399	1,069
	Bunka Shutter Co. Ltd.	144,900	1,069
^,*	Leopalace21 Corp.	630,400	1,068
	Avex Inc.	84,200	1,067
	Konishi Co. Ltd.	69,200	1,066
	Tanseisha Co. Ltd.	95,300	1,064
	Doshisha Co. Ltd.	66,500	1,064
	Sinfonia Technology Co. Ltd.	74,700	1,063
	AOKI Holdings Inc.	101,704	1,063
^	Plenus Co. Ltd.	64,300	1,062
	DyDo Group Holdings Inc.	23,744	1,062

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	ValueCommerce Co. Ltd.	41,800	1,059
	Miyazaki Bank Ltd.	43,793	1,057
	Marudai Food Co. Ltd.	60,118	1,052
	Nohmi Bosai Ltd.	58,100	1,049
	Ishihara Sangyo Kaisha Ltd.	93,300	1,049
	Life Corp.	53,900	1,049
	Ricoh Leasing Co. Ltd.	35,706	1,044
	Asahi Diamond Industrial Co. Ltd.	147,022	1,041
	Maruzen Showa Unyu Co. Ltd.	39,200	1,039
	Maruwa Unyu Kikan Co. Ltd.	29,351	1,037
	Geo Holdings Corp.	76,000	1,036
	Koa Corp.	74,800	1,033
	SAMTY Co. Ltd.	79,200	1,028
	Pressance Corp.	83,848	1,027
	Tokyo Kiraboshi Financial Group Inc.	70,766	1,023
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,103	1,022
	Kanematsu Electronics Ltd.	34,400	1,021
	LIFULL Co. Ltd.	187,700	1,018
	JCU Corp.	59,600	1,016
	Restar Holdings Corp.	62,600	1,015
	Monogatari Corp.	12,670	1,015
	Mitsuuroko Group Holdings Co. Ltd.	125,500	1,013
	Retail Partners Co. Ltd.	97,000	1,013
	Sakai Chemical Industry Co. Ltd.	40,809	1,010
	Pack Corp.	31,300	1,008
	ESPEC Corp.	50,908	1,006
	Shikoku Chemicals Corp.	92,900	1,005
	Kurabo Industries Ltd.	53,000	997
	Okabe Co. Ltd.	108,635	994
	Futaba Industrial Co. Ltd.	156,900	990
	Tsurumi Manufacturing Co. Ltd.	55,200	989
	Tonami Holdings Co. Ltd.	18,000	989
	Chiyoda Co. Ltd.	62,200	986
	Itochu Enex Co. Ltd.	120,200	984
	Trancom Co. Ltd.	16,900	983
	Mitsui Sugar Co. Ltd.	40,600	980
	Yellow Hat Ltd.	77,400	979
	Link And Motivation Inc.	127,700	978
	Sodick Co. Ltd.	108,178	977
	Sogo Medical Holdings Co. Ltd.	52,200	969
	Yamanashi Chuo Bank Ltd.	82,062	963
	J-Oil Mills Inc.	26,700	956
	Hokuto Corp.	55,424	954
	Mitsubishi Logisnext Co. Ltd.	84,700	953
	Nextage Co. Ltd.	88,400	951
	Kyoei Steel Ltd.	57,112	949
	T Hasegawa Co. Ltd.	58,500	945
^	Istyle Inc.	132,400	945
	Aichi Steel Corp.	30,702	943
	LEC Inc.	71,648	937
	VT Holdings Co. Ltd.	232,200	937
	Toho Zinc Co. Ltd.	35,778	937
	Daito Pharmaceutical Co. Ltd.	28,900	933
	Foster Electric Co. Ltd.	59,585	929
	Fuso Chemical Co. Ltd.	51,800	927
	Trust Tech Inc.	27,196	927
	Taihei Dengyo Kaisha Ltd.	42,000	926
	Sumitomo Seika Chemicals Co. Ltd.	23,800	925
	Denki Kogyo Co. Ltd.	31,480	923
	Nippon Thompson Co. Ltd.	177,600	923
	Kanto Denka Kogyo Co. Ltd.	123,400	923
	Juki Corp.	79,618	919
	World Co. Ltd.	47,100	918
	Keihanshin Building Co. Ltd.	100,000	917

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Mitsui-Soko Holdings Co. Ltd.	57,552	915
	Gree Inc.	234,000	913
	Sumida Corp.	60,909	910
	Riso Kyoiku Co. Ltd.	237,600	909
	METAWATER Co. Ltd.	30,300	909
	PAL GROUP Holdings Co. Ltd.	29,500	905
	Arcland Sakamoto Co. Ltd.	69,200	899
	Future Corp.	53,800	899
	T-Gaia Corp.	55,300	899
^	Sanyo Electric Railway Co. Ltd.	44,984	899
	Marusan Securities Co. Ltd.	157,355	892
	CMK Corp.	128,500	892
	Ines Corp.	71,400	892
	Daiwa Industries Ltd.	76,200	890
	Nippon Yakin Kogyo Co. Ltd.	386,800	887
	Tekken Corp.	33,900	886
	Meisei Industrial Co. Ltd.	131,800	884
	Ehime Bank Ltd.	92,900	884
	Vital KSK Holdings Inc.	92,500	883
	Dai-Dan Co. Ltd.	39,700	882
	Sanshin Electronics Co. Ltd.	52,200	881
	TOC Co. Ltd.	140,746	880
	Kaga Electronics Co. Ltd.	47,600	879
	Fixstars Corp.	66,500	879
	Fukui Bank Ltd.	60,155	878
	Enplas Corp.	30,953	877
	eGuarantee Inc.	82,000	877
	Pasona Group Inc.	55,300	877
	Hioki EE Corp.	24,300	877
	Argo Graphics Inc.	42,600	876
	St. Marc Holdings Co. Ltd.	39,000	876
	Fuji Co. Ltd.	52,500	875
	Riken Keiki Co. Ltd.	46,200	875
	YAMABIKO Corp.	88,400	874
	eRex Co. Ltd.	95,500	873
	Nippon Chemi-Con Corp.	42,681	872
	Nippon Koei Co. Ltd.	38,000	871
	Yokohama Reito Co. Ltd.	109,900	870
	Akita Bank Ltd.	44,000	869
	Central Security Patrols Co. Ltd.	18,295	868
	Toppan Forms Co. Ltd.	94,800	867
	Mie Kotsu Group Holdings Inc.	163,100	866
	Shikoku Bank Ltd.	94,540	864
	Nippon Road Co. Ltd.	15,000	864
	Takamatsu Construction Group Co. Ltd.	39,800	859
	Shinko Shoji Co. Ltd.	50,800	856
	Sumitomo Riko Co. Ltd.	97,000	855
	Valqua Ltd.	39,800	854
	Pacific Metals Co. Ltd.	38,808	853
	Shindengen Electric Manufacturing Co. Ltd.	20,600	848
^	Kitanotatsujin Corp.	176,000	847
^	Dip Corp.	55,100	842
	Ryoyo Electro Corp.	54,642	841
	Rheon Automatic Machinery Co. Ltd.	55,315	839
	Key Coffee Inc.	44,393	836
	Daiken Corp.	44,200	836
^,*	Change Inc.	24,600	835
	Nissei ASB Machine Co. Ltd.	22,500	832
	Tokushu Tokai Paper Co. Ltd.	22,500	831
	San ju San Financial Group Inc.	61,452	830
	Kappa Create Co. Ltd.	63,388	829
	Daido Metal Co. Ltd.	131,000	826
	Tamron Co. Ltd.	42,100	824
	Eagle Industry Co. Ltd.	71,900	824

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tsukui Corp.	131,800	823
	Melco Holdings Inc.	25,900	823
	Kintetsu Department Store Co. Ltd.	27,700	813
	Dexerials Corp.	128,400	812
	Uchida Yoko Co. Ltd.	25,300	808
	Chubu Shiryo Co. Ltd.	72,700	805
	Nippon Kanzai Co. Ltd.	44,400	805
	ZIGExN Co. Ltd.	153,800	803
	Canon Electronics Inc.	48,694	802
	Hibiya Engineering Ltd.	47,800	800
	Hosokawa Micron Corp.	16,900	798
	GLOBERIDE Inc.	27,500	794
	Inageya Co. Ltd.	66,100	792
	G-Tekt Corp.	55,200	787
	Sankyo Tateyama Inc.	70,800	787
	Daiichi Jitsugyo Co. Ltd.	25,500	787
	Anest Iwata Corp.	89,600	783
*	Vector Inc.	65,700	782
	SBS Holdings Inc.	46,200	781
	COLOPL Inc.	128,000	779
	Roland DG Corp.	36,000	779
	Neturen Co. Ltd.	90,500	778
	Micronics Japan Co. Ltd.	100,300	777
^	Rock Field Co. Ltd.	54,268	777
	WDB Holdings Co. Ltd.	26,112	776
	Iino Kaiun Kaisha Ltd.	221,936	775
	Kenko Mayonnaise Co. Ltd.	37,800	773
	Aichi Bank Ltd.	23,404	764
	Intage Holdings Inc.	90,500	762
	Takara Leben Co. Ltd.	244,800	761
	Toyo Tanso Co. Ltd.	38,310	760
	Yorozu Corp.	51,876	756
	Sinko Industries Ltd.	52,341	753
	Tenma Corp.	40,500	753
	Tachibana Eletech Co. Ltd.	48,134	751
	Riken Vitamin Co. Ltd.	22,800	751
^	Mitsui High-Tec Inc.	64,700	750
	KAWADA TECHNOLOGIES Inc.	12,000	749
	Sun Frontier Fudousan Co. Ltd.	73,100	748
^	Cosel Co. Ltd.	69,300	745
	Shin-Etsu Polymer Co. Ltd.	97,300	741
	Starzen Co. Ltd.	20,500	741
	Fujibo Holdings Inc.	29,700	739
	Kourakuen Holdings Corp.	25,600	738
*	M&A Capital Partners Co. Ltd.	17,200	736
	Osaki Electric Co. Ltd.	110,600	736
	Katakura Industries Co. Ltd.	63,900	735
	WATAMI Co. Ltd.	52,400	734
	Matsuyafoods Holdings Co. Ltd.	22,200	732
^	Megachips Corp.	54,481	731
	Toho Titanium Co. Ltd.	86,800	730
	Strike Co. Ltd.	40,014	730
	Kato Works Co. Ltd.	28,941	730
	Toyo Construction Co. Ltd.	197,900	729
	Nichiban Co. Ltd.	34,800	726
	Alconix Corp.	60,214	717
	KFC Holdings Japan Ltd.	40,000	715
	F@N Communications Inc.	116,500	715
	Michinoku Bank Ltd.	49,000	715
	Okuwa Co. Ltd.	70,700	715
	Optorun Co. Ltd.	27,000	713
	Komtasu Matere Co. Ltd.	91,300	712
^	J Trust Co. Ltd.	214,900	709
	Toa Corp.	64,200	706

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	OSAKA Titanium Technologies Co. Ltd.	50,800	706
^	YA-MAN Ltd.	73,200	704
^	Pepper Food Service Co. Ltd.	34,654	702
^	OPT Holding Inc.	42,645	700
	Sumitomo Densetsu Co. Ltd.	40,700	699
	Union Tool Co.	25,300	699
	Iseki & Co. Ltd.	44,587	698
^	Hoosiers Holdings	117,200	696
	Yakuodo Co. Ltd.	28,300	693
	Arcland Service Holdings Co. Ltd.	38,800	691
	Rokko Butter Co. Ltd.	35,600	690
	Achilles Corp.	38,800	688
	OSJB Holdings Corp.	287,994	688
	Toa Corp.	47,800	687
	Nippon Denko Co. Ltd.	327,190	686
	Ichiyoshi Securities Co. Ltd.	93,900	684
	Cybozu Inc.	72,000	684
	Rorze Corp.	29,000	683
	Akatsuki Inc.	15,000	683
	PIA Corp.	16,100	682
	LIXIL VIVA Corp.	57,900	682
	Yurtec Corp.	96,600	682
	CI Takiron Corp.	112,700	681
	Dai Nippon Toryo Co. Ltd.	72,000	680
	Riken Technos Corp.	145,200	679
	Amuse Inc.	28,500	677
	Gakken Holdings Co. Ltd.	14,400	674
	Fuji Pharma Co. Ltd.	44,300	672
	Stella Chemifa Corp.	24,200	672
	Torii Pharmaceutical Co. Ltd.	33,800	672
	Kamakura Shinsho Ltd.	51,300	671
	Yonex Co. Ltd.	108,600	669
	Yushin Precision Equipment Co. Ltd.	61,400	668
	JSP Corp.	31,800	667
	Itochu-Shokuhin Co. Ltd.	15,700	661
	Kamei Corp.	65,900	660
	Cawachi Ltd.	37,200	659
	Nihon Chouzai Co. Ltd.	18,100	658
^	Yamashin-Filter Corp.	100,813	657
	Chiyoda Integre Co. Ltd.	35,100	656
*	Unitika Ltd.	165,200	655
	Nitto Kohki Co. Ltd.	31,800	655
	Shinwa Co. Ltd.	32,000	653
	Alpen Co. Ltd.	41,900	652
^	Sagami Holdings Corp.	54,696	651
	Nihon Trim Co. Ltd.	12,900	649
	Nippon Parking Development Co. Ltd.	411,600	647
	Kyokuyo Co. Ltd.	25,900	644
	Tosei Corp.	76,400	635
	Chukyo Bank Ltd.	32,100	633
	Kanagawa Chuo Kotsu Co. Ltd.	18,300	630
	Warabeya Nichiyo Holdings Co. Ltd.	39,100	629
	Goldcrest Co. Ltd.	47,580	627
	Kyokuto Securities Co. Ltd.	70,500	626
	Shinnihon Corp.	72,700	625
	ST Corp.	36,100	624
	Xebio Holdings Co. Ltd.	59,208	623
	Nagatanien Holdings Co. Ltd.	30,900	623
	FIDEA Holdings Co. Ltd.	526,800	621
	Nittetsu Mining Co. Ltd.	16,100	620
	ASKA Pharmaceutical Co. Ltd.	59,100	618
^	Taki Chemical Co. Ltd.	12,900	616
	Advan Co. Ltd.	65,900	615
	Krosaki Harima Corp.	11,600	613

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Aisan Industry Co. Ltd.	90,100	611
	Arakawa Chemical Industries Ltd.	45,100	608
	Mitsuba Corp.	93,324	604
	Tochigi Bank Ltd.	298,012	604
	Fukuda Corp.	15,200	601
	Onoken Co. Ltd.	42,000	598
	Weathernews Inc.	19,700	598
	Japan Transcity Corp.	149,592	597
^,*	KLab Inc.	80,060	596
	Bank of Saga Ltd.	37,600	596
	Feed One Co. Ltd.	387,000	595
	Koatsu Gas Kogyo Co. Ltd.	79,500	594
	Towa Corp.	71,165	592
	Marvelous Inc.	76,700	592
	Kanaden Corp.	52,100	592
	Itoki Corp.	119,900	591
	Fujita Kanko Inc.	23,900	591
	NS United Kaiun Kaisha Ltd.	26,900	591
	Toyo Corp.	72,317	590
	Oyo Corp.	55,700	587
	Shin Nippon Air Technologies Co. Ltd.	36,200	584
	Furuno Electric Co. Ltd.	68,900	581
	Torishima Pump Manufacturing Co. Ltd.	63,800	579
	Zuken Inc.	42,000	578
^	Genky DrugStores Co. Ltd.	24,500	575
	Osaka Steel Co. Ltd.	33,400	572
	Toenec Corp.	20,600	572
	France Bed Holdings Co. Ltd.	69,000	568
	Denyo Co. Ltd.	44,700	568
	Towa Bank Ltd.	88,500	568
^	RS Technologies Co. Ltd.	19,300	567
	ASAHI YUKIZAI Corp.	35,011	567
	Kasai Kogyo Co. Ltd.	68,200	566
	Kansai Super Market Ltd.	59,700	566
	Ministop Co. Ltd.	35,600	561
	Sanyo Shokai Ltd.	33,142	561
	Mars Group Holdings Corp.	28,500	559
	Sekisui Plastics Co. Ltd.	74,800	558
^,*	Gunosy Inc.	36,900	553
	Aiphone Co. Ltd.	35,000	553
	Kyosan Electric Manufacturing Co. Ltd.	140,400	550
	Keiyo Co. Ltd.	126,200	547
	Nissin Sugar Co. Ltd.	30,800	547
	CONEXIO Corp.	43,900	545
	Nisso Corp.	46,800	538
	Icom Inc.	28,600	537
	Organo Corp.	18,000	536
	Jamco Corp.	26,600	536
	Fujiya Co. Ltd.	28,800	535
	Japan Cash Machine Co. Ltd.	49,900	531
	Pronexus Inc.	44,535	530
^	Tokyo Individualized Educational Institute Inc.	58,412	528
	Shibusawa Warehouse Co. Ltd.	33,509	527
^	Hito Communications Holdings Inc.	31,066	526
	Mimasu Semiconductor Industry Co. Ltd.	35,200	525
	Meiko Network Japan Co. Ltd.	51,963	517
	Studio Alice Co. Ltd.	28,000	516
	Aichi Corp.	75,100	513
	Fudo Tetra Corp.	37,120	511
	Nissin Corp.	29,700	510
	Daikokutenbussan Co. Ltd.	14,800	508
	Mitsubishi Research Institute Inc.	18,200	506
	Namura Shipbuilding Co. Ltd.	149,448	505
	Mitsubishi Steel Manufacturing Co. Ltd.	34,800	505

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hochiki Corp.	43,900	501
	Sankyo Seiko Co. Ltd.	109,597	500
	Hisaka Works Ltd.	56,300	500
	Fuso Pharmaceutical Industries Ltd.	22,500	499
	K&O Energy Group Inc.	34,300	497
	BRONCO BILLY Co. Ltd.	23,800	495
	Wellnet Corp.	51,500	493
	Kitagawa Corp.	23,400	488
	Toyo Kanetsu KK	25,600	488
	Happinet Corp.	41,000	487
	Sac’s Bar Holdings Inc.	48,750	487
	CHIMNEY Co. Ltd.	20,000	486
	SWCC Showa Holdings Co. Ltd.	69,800	486
	Kurimoto Ltd.	37,000	484
	Asunaro Aoki Construction Co. Ltd.	62,200	484
	Alpha Systems Inc.	19,600	483
	Kyodo Printing Co. Ltd.	21,400	481
	Nichiden Corp.	32,100	480
	CAC Holdings Corp.	33,600	480
	Chori Co. Ltd.	32,100	479
	Maezawa Kyuso Industries Co. Ltd.	27,300	477
	Jimoto Holdings Inc.	518,282	477
	Hokkan Holdings Ltd.	28,400	470
	Teikoku Electric Manufacturing Co. Ltd.	46,000	469
^	Remixpoint Inc.	161,450	469
	Hodogaya Chemical Co. Ltd.	17,000	467
	CTS Co. Ltd.	76,242	466
	Aeon Fantasy Co. Ltd.	19,400	464
	Sinanen Holdings Co. Ltd.	24,600	462
	MTI Ltd.	79,400	462
	Space Value Holdings Co. Ltd.	84,200	460
*	Sanden Holdings Corp.	63,100	455
*	ES-Con Japan Ltd.	63,800	455
	SRA Holdings	20,900	453
	Tokyo Energy & Systems Inc.	52,400	452
	Asahi Co. Ltd.	37,200	452
	Shimizu Bank Ltd.	28,500	452
*	Tokyo Base Co. Ltd.	46,700	449
	Godo Steel Ltd.	28,700	448
	Nihon Tokushu Toryo Co. Ltd.	41,400	448
	Nihon Nohyaku Co. Ltd.	105,100	447
	Matsuda Sangyo Co. Ltd.	35,300	446
	Central Sports Co. Ltd.	15,775	446
	Tatsuta Electric Wire and Cable Co. Ltd.	100,900	443
	Misawa Homes Co. Ltd.	63,000	441
*	KNT-CT Holdings Co. Ltd.	35,200	440
	World Holdings Co. Ltd.	25,600	435
	Ryoden Corp.	31,700	435
	T RAD Co. Ltd.	20,300	435
	Mitsubishi Paper Mills Ltd.	85,600	435
	Taisei Lamick Co. Ltd.	17,100	433
	Ateam Inc.	28,900	433
	Nippon Beet Sugar Manufacturing Co. Ltd.	25,700	432
	Toho Co. Ltd.	21,800	431
	Tsukuba Bank Ltd.	242,500	428
	Mitsui Matsushima Holdings Co. Ltd.	37,300	427
	Yomiuri Land Co. Ltd.	10,800	426
	Yahagi Construction Co. Ltd.	60,200	422
	CMIC Holdings Co. Ltd.	28,000	413
	Halows Co. Ltd.	20,800	412
*	Shin Nippon Biomedical Laboratories Ltd.	59,700	412
	NEC Capital Solutions Ltd.	26,400	411
	GCA Corp.	55,400	409
	Sanei Architecture Planning Co. Ltd.	28,400	403

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Fujikura Kasei Co. Ltd.	73,200	401
	Zuiko Corp.	12,400	400
	Atsugi Co. Ltd.	46,500	392
	Hakuto Co. Ltd.	36,000	391
	Tosho Printing Co. Ltd.	44,600	390
*	Medical Data Vision Co. Ltd.	42,700	389
	Fukui Computer Holdings Inc.	19,200	386
	JP-Holdings Inc.	147,200	381
	Yushiro Chemical Industry Co. Ltd.	31,800	381
	Corona Corp. Class A	40,100	379
	Tomoku Co. Ltd.	23,700	377
^,*	Nippon Sharyo Ltd.	17,100	377
	Gurunavi Inc.	67,600	377
	Gun-Ei Chemical Industry Co. Ltd.	15,300	377
	Tv Tokyo Holdings Corp.	17,800	375
	Kita-Nippon Bank Ltd.	21,800	374
	Hokkaido Gas Co. Ltd.	29,000	372
	Daisyo Corp.	26,500	372
^	IDOM Inc.	152,000	370
^,*	Toyo Engineering Corp.	68,235	364
	Linical Co. Ltd.	31,900	363
	Parco Co. Ltd.	37,500	360
	Taiho Kogyo Co. Ltd.	45,200	358
	Elematec Corp.	19,400	357
	Tsutsumi Jewelry Co. Ltd.	21,900	357
	Chiba Kogyo Bank Ltd.	137,500	354
	Honeys Holdings Co. Ltd.	38,390	354
*	Kojima Co. Ltd.	70,600	347
	Artnature Inc.	61,300	346
	Nihon Yamamura Glass Co. Ltd.	26,100	345
	Chuetsu Pulp & Paper Co. Ltd.	27,300	345
	Takamiya Co. Ltd.	55,500	336
	PC Depot Corp.	90,940	335
^	Ohara Inc.	26,588	335
	Wowow Inc.	12,700	329
	Okura Industrial Co. Ltd.	19,700	327
	Sanoh Industrial Co. Ltd.	68,600	326
	SMK Corp.	13,700	317
	Shimojima Co. Ltd.	28,800	309
	Nippon Coke & Engineering Co. Ltd.	339,100	305
	Mito Securities Co. Ltd.	151,400	301
	Fields Corp.	42,100	297
	Takaoka Toko Co. Ltd.	25,600	297
	Chuo Spring Co. Ltd.	11,200	296
	Seika Corp.	23,600	290
	Tokyo Rope Manufacturing Co. Ltd.	29,200	288
	Toa Oil Co. Ltd.	17,500	283
	Kitano Construction Corp.	10,400	282
	AOI Electronics Co. Ltd.	12,970	280
^,*	Funai Electric Co. Ltd.	38,600	279
	Fujitsu Frontech Ltd.	28,200	269
	Toli Corp.	114,201	267
^,*	COOKPAD Inc.	108,500	264
	Chugai Ro Co. Ltd.	15,800	264
	Fuji Oil Co. Ltd.	103,500	259
	Maezawa Kasei Industries Co. Ltd.	27,600	258
^	Tateru Inc.	107,200	257
	Tokyo Rakutenchi Co. Ltd.	5,600	254
^,*	Akebono Brake Industry Co. Ltd.	212,165	247
^,*	FDK Corp.	25,414	246
	Showa Aircraft Industry Co. Ltd.	20,100	245
	Inaba Seisakusho Co. Ltd.	18,300	233
	Tokyo Electron Device Ltd.	13,300	232
	Gecoss Corp.	24,000	216

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Cleanup Corp.	37,600	210
	Rhythm Watch Co. Ltd.	18,300	209
	Takihyo Co. Ltd.	12,700	208
	Daikoku Denki Co. Ltd.	15,100	206
	Airport Facilities Co. Ltd.	41,200	204
	Toyo Securities Co. Ltd.	170,000	198
^,*	Laox Co. Ltd.	63,900	189
	Paris Miki Holdings Inc.	49,200	173
	Sumitomo Precision Products Co. Ltd.	6,100	170
	Right On Co. Ltd.	23,900	167
^	Dai-ichi Seiko Co. Ltd.	16,300	167
	Nakayama Steel Works Ltd.	33,600	157
^,*	Kinki Sharyo Co. Ltd.	7,400	136
	Nippon Chemiphar Co. Ltd.	1,600	42
			984,380
Kuwait (0.1%)
*	National Industries Group Holding SAK	2,786,039	2,003
*	Warba Bank KSCP	2,268,212	1,787
	Kuwait International Bank KSCP	1,508,414	1,402
*	Integrated Holding Co. KCSC	474,281	1,121
	Alimtiaz Investment Group KSC	2,003,758	861
*	Mezzan Holding Co. KSCC	325,833	546
			7,720
Malaysia (0.9%)
	Inari Amertron Bhd.	6,393,300	2,678
	Genting Plantations Bhd.	1,028,873	2,611
*	My EG Services Bhd.	6,566,600	2,387
	Bursa Malaysia Bhd.	1,445,254	2,360
	Carlsberg Brewery Malaysia Bhd.	381,300	2,330
	UMW Holdings Bhd.	1,704,600	2,249
	Sunway REIT	4,892,700	2,214
	IGB REIT	4,559,800	2,053
*	Sapura Energy Bhd.	24,306,300	1,905
	SP Setia Bhd Group	3,453,400	1,895
	TIME dotCom Bhd.	785,300	1,700
	Kossan Rubber Industries	1,927,900	1,698
	Malaysian Resources Corp. Bhd.	6,742,638	1,681
	Serba Dinamik Holdings Bhd.	1,630,500	1,650
	Malakoff Corp. Bhd.	7,644,200	1,629
	Sunway Bhd.	3,883,538	1,570
	Yinson Holdings Bhd.	1,276,400	1,495
	Berjaya Sports Toto Bhd.	2,224,500	1,416
	KPJ Healthcare Bhd.	5,925,700	1,405
	Malaysia Building Society Bhd.	5,687,800	1,370
	DRB-Hicom Bhd.	2,495,527	1,317
2	Lotte Chemical Titan Holding Bhd.	1,536,905	1,313
	Cahya Mata Sarawak Bhd.	1,447,600	1,170
	Bermaz Auto Bhd.	1,835,440	1,065
	Scientex Bhd.	497,300	1,028
	Padini Holdings Bhd.	1,067,300	991
	Pavilion REIT	2,150,300	947
	VS Industry Bhd.	3,422,175	945
	Supermax Corp. Bhd.	2,547,900	932
*	Lafarge Malaysia Bhd.	1,081,100	864
	WCT Holdings Bhd.	3,199,139	820
*	Velesto Energy Bhd.	11,191,880	800
	Magnum Bhd.	1,313,600	773
	AEON Credit Service M Bhd.	184,200	726
	Unisem M Bhd.	1,165,540	723
	Muhibbah Engineering M Bhd.	1,045,400	722
*	Berjaya Corp. Bhd.	10,778,092	692
*	Eco World Development Group Bhd.	2,700,000	604
	Sunway Construction Group Bhd.	1,178,540	570
*	Bumi Armada Bhd.	9,074,000	516

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Pos Malaysia Bhd.	985,400	437
*	AirAsia X Bhd.	5,583,950	318
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	72
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	34
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	32
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	14
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	13
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	12
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	3
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	3
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	2
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	1
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	—
*,§	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	—
			56,755
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	2,190,963	3,644
	Gentera SAB de CV	3,100,000	2,829
2	Macquarie Mexico Real Estate Management SA de CV	2,125,644	2,527
	Grupo Cementos de Chihuahua SAB de CV	438,200	2,511
	Corp Inmobiliaria Vesta SAB de CV	1,546,100	2,438
	Bolsa Mexicana de Valores SAB de CV	1,142,105	2,355
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,140,408	1,948
	Prologis Property Mexico SA de CV	895,543	1,915
*	Genomma Lab Internacional SAB de CV Class B	2,231,652	1,794
*	La Comer SAB de CV	1,247,840	1,425
*	Qualitas Controladora SAB de CV	528,276	1,401
	Grupo Herdez SAB de CV	574,883	1,232
*	Hoteles City Express SAB de CV	1,064,401	1,100
*	Grupo Aeromexico SAB de CV	942,700	966
2	Concentradora Fibra Hotelera Mexicana SA de CV	1,831,066	937
	Credito Real SAB de CV SOFOM ER	691,668	789
	Unifin Financiera SAB de CV SOFOM ENR	316,341	710
*	Grupo GICSA SAB de CV	1,768,173	569
	Consorcio ARA SAB de CV	2,042,743	547
*	Axtel SAB de CV	3,674,651	454
	Grupo Rotoplas SAB de CV	437,093	432
	TV Azteca SAB de CV	1,778,595	193
			32,716
Netherlands (1.7%)
	IMCD NV	147,808	11,951
	SBM Offshore NV	491,403	9,119
*,2	Takeaway.com NV	90,901	7,835
	ASM International NV	107,595	7,336
	TKH Group NV	115,951	6,238
^	BE Semiconductor Industries NV	202,941	5,846
	Corbion NV	162,742	5,206
*	Altice Europe NV	1,530,389	4,857
	APERAM SA	135,701	4,186
2	Intertrust NV	216,946	4,124
	Eurocommercial Properties NV	131,518	3,816
^	Arcadis NV	197,592	3,734
	Sligro Food Group NV	94,214	3,443
*,2	Basic-Fit NV	96,946	3,441
	Koninklijke BAM Groep NV	683,769	3,339
	PostNL NV	1,227,713	3,185
^	Wereldhave NV	119,699	3,066
*	TomTom NV	330,224	2,854
^	AMG Advanced Metallurgical Group NV	83,268	2,532
2	Flow Traders	76,054	2,179
^,*	Fugro NV	221,767	2,021
	NSI NV	50,676	2,008
^	Wessanen	147,711	1,918
^	Accell Group NV	65,187	1,859

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Vastned Retail NV	49,885	1,753
	Koninklijke Volkerwessels NV	74,056	1,584
2	NIBC Holding NV	120,672	1,154
2	B&S Group Sarl	68,784	1,013
	ForFarmers NV	103,248	883
	Brunel International NV	54,035	877
*	Altice Europe NV Class B	261,193	825
*,§	SRH NV	96,364	—
			114,182
New Zealand (0.8%)
	Mainfreight Ltd.	224,301	5,245
	Trade Me Group Ltd.	1,150,985	4,945
	Chorus Ltd.	1,222,760	4,894
	Z Energy Ltd.	986,155	4,170
^	EBOS Group Ltd.	244,292	3,496
	Goodman Property Trust	2,946,285	3,404
	Infratil Ltd.	1,096,411	3,178
	Genesis Energy Ltd.	1,398,156	2,853
	Precinct Properties New Zealand Ltd.	2,382,191	2,547
	Summerset Group Holdings Ltd.	625,029	2,343
	Freightways Ltd.	405,721	2,306
	Argosy Property Ltd.	2,241,056	1,971
*	Synlait Milk Ltd.	274,514	1,939
	Vector Ltd.	669,077	1,640
	Metlifecare Ltd.	473,533	1,565
	Vital Healthcare Property Trust	983,421	1,400
*	Pushpay Holdings Ltd.	502,955	1,271
	Heartland Group Holdings Ltd.	1,100,185	1,140
	Tourism Holdings Ltd.	338,710	914
*	Scales Corp. Ltd.	257,990	858
	SKY Network Television Ltd.	1,032,260	842
	Kathmandu Holdings Ltd.	501,826	788
	New Zealand Refining Co. Ltd.	485,574	675
*	Restaurant Brands New Zealand Ltd.	50,778	289
			54,673
Norway (1.5%)
	Storebrand ASA	1,292,894	10,927
*	Tomra Systems ASA	307,318	9,271
	TGS NOPEC Geophysical Co. ASA	283,023	7,401
	SpareBank 1 SR-Bank ASA	504,008	5,828
	Bakkafrost P/F	109,910	5,645
2	Entra ASA	302,938	4,397
	SpareBank 1 SMN	375,048	4,069
	DNO ASA	1,710,737	3,884
*	Norwegian Finans Holding ASA	431,266	3,554
	Veidekke ASA	293,356	3,283
	Atea ASA	221,993	3,173
	Kongsberg Gruppen ASA	210,849	3,057
*	Borr Drilling Ltd.	1,061,452	3,027
	Austevoll Seafood ASA	246,039	2,866
	Borregaard ASA	277,116	2,813
*,2	Elkem ASA	667,309	2,764
^,*,2	Scatec Solar ASA	234,331	2,226
2	Sbanken ASA	220,441	2,170
*	Petroleum Geo-Services ASA	922,506	2,048
*,2	Aker Solutions ASA	390,537	2,005
^,*	Nordic Semiconductor ASA	418,615	1,995
	Grieg Seafood ASA	153,919	1,778
*	Frontline Ltd.	213,150	1,770
2	Evry AS	471,284	1,754
*	Seadrill Ltd.	162,014	1,423
	Norway Royal Salmon ASA	48,200	1,043
	Ocean Yield ASA	130,440	991
^	Wallenius Wilhelmsen ASA	278,592	989

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,2	BW LPG Ltd.	206,537	951
	Stolt-Nielsen Ltd.	71,517	896
2	XXL ASA	269,017	821
	Sparebank 1 Oestlandet	73,061	729
*	Akastor ASA	393,368	608
	Hoegh LNG Holdings Ltd.	113,659	517
^,*	Norwegian Air Shuttle ASA	112,640	472
			101,145
Pakistan (0.2%)
	Engro Corp. Ltd.	890,633	2,002
	MCB Bank Ltd.	1,370,848	1,843
	Lucky Cement Ltd.	550,966	1,515
	Bank Alfalah Ltd.	3,789,050	1,185
	United Bank Ltd.	1,110,400	1,163
	Hub Power Co. Ltd.	2,195,300	1,150
	Pakistan State Oil Co. Ltd.	816,018	1,122
	Pakistan Oilfields Ltd.	371,380	1,116
	Engro Fertilizers Ltd.	1,805,430	886
*	SUI Northern Gas Pipeline	1,314,700	705
	Nishat Mills Ltd.	717,026	615
	DG Khan Cement Co. Ltd.	944,886	490
	Millat Tractors Ltd.	74,330	478
	Searle Co. Ltd.	292,503	384
	Kot Addu Power Co. Ltd.	1,310,608	382
*	SUI Southern Gas Co. Ltd.	2,597,500	368
	Fauji Cement Co. Ltd.	1,937,807	247
	Fauji Fertilizer Bin Qasim Ltd.	667,500	133
	Thal Ltd.	41,550	110
	Pakistan Telecommunication Co. Ltd.	810,500	53
*	Hub Power Co. Ltd. Rights	265,631	45
			15,992
Philippines (0.4%)
	Security Bank Corp.	1,257,129	4,343
*	Robinsons Land Corp.	5,501,297	2,585
	Robinsons Retail Holdings Inc.	1,661,140	2,486
	Puregold Price Club Inc.	2,629,360	2,116
	Pilipinas Shell Petroleum Corp.	2,060,790	1,789
	Vista Land & Lifescapes Inc.	10,780,000	1,513
	First Gen Corp.	3,252,130	1,381
	Manila Water Co. Inc.	3,135,785	1,358
	D&L Industries Inc.	5,811,700	1,218
	Wilcon Depot Inc.	3,355,900	1,075
	Cebu Air Inc.	554,900	873
	Century Pacific Food Inc.	2,700,500	794
	Filinvest Land Inc.	26,108,400	771
	Nickel Asia Corp.	9,528,874	439
*,2	CEMEX Holdings Philippines Inc.	6,025,000	251
			22,992
Poland (0.6%)
*	Bank Millennium SA	1,706,735	4,312
	CCC SA	78,628	4,276
*	Alior Bank SA	256,152	3,945
	Asseco Poland SA	210,986	2,930
*	Orange Polska SA	1,847,520	2,389
*	AmRest Holdings SE	202,835	2,190
*	Jastrzebska Spolka Weglowa SA	143,418	2,183
*	KRUK SA	46,253	2,103
	Kernel Holding SA	142,390	1,978
2	PLAY Communications SA	298,322	1,842
	Bank Handlowy w Warszawie SA	93,169	1,517
	Grupa Azoty SA	130,366	1,412
	Eurocash SA	236,614	1,346
	Budimex SA	33,351	1,287

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Tauron Polska Energia SA	2,691,939	1,221
*	Enea SA	592,613	1,187
*	Energa SA	573,174	1,125
*	PKP Cargo SA	80,279	938
	Ciech SA	69,830	876
	Warsaw Stock Exchange	72,550	792
*	Lubelski Wegiel Bogdanka SA	31,719	337
*	Boryszew SA	216,015	255
*,§	getBACK SA	103,234	101
			40,542
Portugal (0.4%)
*	Banco Comercial Portugues SA	21,476,956	6,028
	NOS SGPS SA	666,555	4,480
	REN - Redes Energeticas Nacionais SGPS SA	1,132,341	3,241
	Sonae SGPS SA	2,744,982	3,063
	Navigator Co. SA	689,507	3,049
	Altri SGPS SA	201,904	1,583
	CTT-Correios de Portugal SA	405,536	1,150
	Corticeira Amorim SGPS SA	90,271	1,088
	Semapa-Sociedade de Investimento e Gestao	62,160	1,020
*	Mota-Engil SGPS SA	241,392	643
			25,345
Qatar (0.0%)
	Medicare Group	40,280	691
*	Salam International Investment Ltd. QSC	67,311	92
			783
Russia (0.1%)
*	M.Video PJSC	209,880	1,371
	Safmar Financial Investment	168,400	1,253
2	Detsky Mir PJSC	605,280	828
*	Raspadskaya OJSC	374,580	793
	TMK PJSC	840,360	769
*	Mechel PJSC	613,690	648
	ENEL RUSSIA PJSC	21,416,000	357
	Mechel PJSC Preference Shares	209,660	345
	OGK-2 PJSC	42,539,850	269
	TGC-1 PJSC	1,936,700,000	267
			6,900
Saudi Arabia (0.1%)
*	National Gas & Industrialization Co.	96,447	803
*	Saudi Public Transport Co.	177,302	670
	Southern Province Cement Co.	50,309	610
	United Electronics Co.	31,067	573
*	Saudia Dairy & Foodstuff Co.	10,118	315
*	Saudi Chemical Co.	17,269	154
	National Medical Care Co.	10,852	153
*	Arriyadh Development Co.	21,329	124
*	Herfy Food Services Co.	6,761	106
*	Red Sea International Co.	21,240	88
*	National Agriculture Development Co.	11,792	86
	Arabian Cement Co.	11,730	84
	Aldrees Petroleum and Transport Services Co.	8,580	79
*	Saudi Real Estate Co.	22,980	78
*	Eastern Province Cement Co.	10,081	71
	United International Transportation Co.	5,630	50
*	Dur Hospitality Co.	6,964	36
*	Yamama Cement Co.	5,128	24
*	Saudi Marketing Co.	3,622	17
	Mediterranean & Gulf Insurance & Reinsurance Co.	4,198	17
	City Cement Co.	3,726	12
	Samba Financial Group	134	1
			4,151

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Singapore (1.0%)
	NetLink NBN Trust	8,205,000	5,008
	Frasers Logistics & Industrial Trust	4,102,780	3,565
	Frasers Centrepoint Trust	1,566,410	2,752
	Manulife US REIT	3,133,548	2,726
	Ascott Residence Trust	3,077,965	2,715
	Keppel DC REIT	2,391,708	2,653
	CDL Hospitality Trusts	2,134,713	2,511
	Parkway Life REIT	1,097,181	2,330
	Bukit Sembawang Estates Ltd.	539,600	2,261
	ESR-REIT	5,787,946	2,257
	Keppel Infrastructure Trust	6,295,346	2,199
	Starhill Global REIT	3,919,008	2,190
	Ascendas India Trust	2,279,600	2,179
	Raffles Medical Group Ltd.	2,481,784	1,971
	First Resources Ltd.	1,459,829	1,964
	Frasers Commercial Trust	1,787,613	1,943
	CapitaLand Retail China Trust	1,605,160	1,782
	Ascendas Hospitality Trust	2,243,400	1,533
	Cache Logistics Trust	2,664,204	1,489
	OUE Hospitality Trust	2,777,066	1,462
	AIMS APAC REIT	1,387,600	1,448
	Far East Hospitality Trust	2,452,800	1,190
	SPH REIT	1,554,500	1,177
	Frasers Hospitality Trust	2,071,700	1,165
	GuocoLand Ltd.	765,600	1,098
	First REIT	1,466,000	1,046
	Soilbuild Business Space REIT	2,165,600	963
*	Thomson Medical Group Ltd.	17,421,000	962
	Accordia Golf Trust	2,148,316	956
	OUE Ltd.	720,800	933
	Lippo Malls Indonesia Retail Trust	5,723,400	905
§	Best World International Ltd.	751,600	900
	Sheng Siong Group Ltd.	1,183,400	896
	Silverlake Axis Ltd.	2,260,429	864
	Sabana Shari’ah Compliant Industrial REIT	2,803,400	857
	Yoma Strategic Holdings Ltd.	3,333,719	797
	Boustead Singapore Ltd.	921,900	546
	Bumitama Agri Ltd.	800,400	421
	Asian Pay Television Trust	3,212,500	411
	Fortune REIT (XSES)	276,589	359
*,§	Hyflux Ltd.	1,145,286	177
*,§	Noble Group Ltd.	1,804,400	108
^,*,§	Ezra Holdings Ltd.	4,500,399	36
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	—
§	China Hongxing Sports Ltd.	831,000	—
^,*,§	Midas Holdings Ltd.	2,619,447	—
^,*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			65,705
South Africa (0.6%)
	AECI Ltd.	302,151	2,020
	SA Corporate Real Estate Ltd.	7,225,197	1,796
*	Investec Property Fund Ltd.	1,400,001	1,558
	Astral Foods Ltd.	118,400	1,502
*	PPC Ltd.	4,120,855	1,436
	Equites Property Fund Ltd.	962,067	1,373
	Emira Property Fund Ltd.	1,362,609	1,354
*	DataTec Ltd.	570,528	1,307
*	Nampak Ltd.	1,687,784	1,238
	Advtech Ltd.	1,232,509	1,169
	EPP NV	896,483	1,160
	Cashbuild Ltd.	61,443	1,129
*	Sun International Ltd.	293,779	1,126
	Wilson Bayly Holmes-Ovcon Ltd.	141,805	1,119

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hosken Consolidated Investments Ltd.	140,461	1,090
	Oceana Group Ltd.	196,510	960
	Adcock Ingram Holdings Ltd.	204,117	942
	Metair Investments Ltd.	520,139	857
	Allied Electronics Corp. Ltd.	589,491	850
*	Steinhoff International Holdings NV	5,759,085	828
*	Long4Life Ltd.	2,362,116	822
	Zeder Investments Ltd.	2,618,908	790
*	Famous Brands Ltd.	132,484	779
	City Lodge Hotels Ltd.	91,614	770
	Alexander Forbes Group Holdings Ltd.	2,012,216	768
	Arrowhead Properties Ltd.	2,735,617	764
	Hudaco Industries Ltd.	81,387	760
	Curro Holdings Ltd.	400,741	747
	Grindrod Ltd.	1,283,661	688
^	Omnia Holdings Ltd.	167,932	682
	Peregrine Holdings Ltd.	481,689	652
	Clover Industries Ltd.	407,332	651
	Murray & Roberts Holdings Ltd.	605,459	645
	Raubex Group Ltd.	405,656	617
^,*	Blue Label Telecoms Ltd.	1,757,776	604
*	EOH Holdings Ltd.	350,795	501
	Lewis Group Ltd.	219,461	481
	Tongaat Hulett Ltd.	300,239	449
*	Ascendis Health Ltd.	754,517	234
	Delta Property Fund Ltd.	1,462,064	223
^,*	DRDGOLD Ltd.	1,075,447	211
^,*	Stadio Holdings Ltd.	565,564	140
	Rebosis Property Fund Ltd.	1,399,041	127
			37,919
South Korea (4.3%)
	LG Innotek Co. Ltd.	40,088	4,205
	Meritz Securities Co. Ltd.	810,615	3,518
^	Hyundai Elevator Co. Ltd.	46,101	3,395
	Meritz Fire & Marine Insurance Co. Ltd.	159,255	3,244
2	Orange Life Insurance Ltd.	94,327	2,876
^,*	Hanall Biopharma Co. Ltd.	100,371	2,812
	Youngone Corp.	86,031	2,722
^	Hanjin Kal Corp.	85,820	2,720
	Koh Young Technology Inc.	32,503	2,691
*	Hyundai Merchant Marine Co. Ltd.	762,118	2,626
^,*	Pearl Abyss Corp.	17,233	2,575
^,*	Hyundai Rotem Co. Ltd.	137,754	2,556
	Douzone Bizon Co. Ltd.	52,175	2,556
*	Celltrion Pharm Inc.	49,869	2,541
	Kolmar Korea Co. Ltd.	38,643	2,453
	Com2uSCorp	27,244	2,329
	KIWOOM Securities Co. Ltd.	32,911	2,322
*	Hugel Inc.	6,351	2,258
*	Pan Ocean Co. Ltd.	535,868	2,188
*	Genexine Co. Ltd.	33,854	2,176
	WONIK IPS Co. Ltd.	90,395	2,164
^	Cosmax Inc.	17,414	2,069
	Korean Reinsurance Co.	257,042	2,007
	Kolon Industries Inc.	50,589	2,006
	JB Financial Group Co. Ltd.	406,899	1,983
	SK Materials Co. Ltd.	13,315	1,963
	Innocean Worldwide Inc.	31,911	1,946
	Daewoong Pharmaceutical Co. Ltd.	11,012	1,918
	Taekwang Industrial Co. Ltd.	1,489	1,911
	JYP Entertainment Corp.	70,736	1,808
	LS Industrial Systems Co. Ltd.	43,434	1,790
	Green Cross Corp.	14,494	1,790
	Hansol Chemical Co. Ltd.	23,707	1,738

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Asiana Airlines Inc.	305,374	1,731
	Hyundai Greenfood Co. Ltd.	142,504	1,703
*	SM Entertainment Co. Ltd.	47,989	1,702
	DoubleUGames Co. Ltd.	26,236	1,696
	Daishin Securities Co. Ltd.	153,235	1,675
^	Shinsegae International Inc.	6,188	1,668
	SFA Engineering Corp.	46,218	1,663
	Hyosung Corp.	25,632	1,648
	Chong Kun Dang Pharmaceutical Corp.	18,734	1,637
^,*	Komipharm International Co. Ltd.	89,836	1,627
	Seoul Semiconductor Co. Ltd.	98,888	1,626
	Green Cross Holdings Corp.	73,369	1,531
*	Kumho Tire Co. Inc.	393,283	1,523
	Handsome Co. Ltd.	41,470	1,521
*	Yungjin Pharmaceutical Co. Ltd.	265,747	1,494
^,*	Sangsangin Co. Ltd.	89,284	1,475
	DB HiTek Co. Ltd.	107,587	1,474
*	Pharmicell Co. Ltd.	151,640	1,473
^,*	Ananti Inc.	118,516	1,469
*	CrystalGenomics Inc.	100,213	1,463
	SK Chemicals Co. Ltd.	25,127	1,457
	Daesang Corp.	62,665	1,425
	Poongsan Corp.	59,317	1,415
*	Oscotec Inc.	60,660	1,406
	LOTTE Himart Co. Ltd.	34,246	1,394
	Eo Technics Co. Ltd.	22,673	1,379
*	Studio Dragon Corp.	17,486	1,378
	Hana Tour Service Inc.	24,769	1,365
*	Iljin Materials Co. Ltd.	42,538	1,364
	Bukwang Pharmaceutical Co. Ltd.	85,877	1,351
	GS Home Shopping Inc.	9,193	1,349
^	CJ CGV Co. Ltd.	36,432	1,341
	Sam Chun Dang Pharm Co. Ltd.	33,909	1,334
*	Naturecell Co. Ltd.	120,929	1,325
*	Enzychem Lifesciences Corp.	17,164	1,315
*	Medipost Co. Ltd.	41,796	1,305
	Taeyoung Engineering & Construction Co. Ltd.	119,021	1,303
^,*	G-treeBNT Co. Ltd.	58,046	1,290
	LG International Corp.	79,006	1,288
^	IS Dongseo Co. Ltd.	41,286	1,285
^,*	HLB Life Science CO Ltd.	89,488	1,277
*	Osstem Implant Co. Ltd.	25,671	1,273
^,*	Esmo Corp.	250,434	1,268
	Hyundai Home Shopping Network Corp.	14,781	1,266
*	Cafe24 Corp.	15,366	1,264
*	Amicogen Inc.	45,939	1,257
	Daou Technology Inc.	64,779	1,230
	LF Corp.	56,636	1,209
^,*	Mezzion Pharma Co. Ltd.	11,719	1,208
^	F&F Co. Ltd.	17,206	1,200
	Dong-A ST Co. Ltd.	13,663	1,194
^	Hanjin Transportation Co. Ltd.	32,813	1,187
*	GemVax & Kael Co. Ltd.	74,852	1,187
	HS Industries Co. Ltd.	128,479	1,172
	Hansae Co. Ltd.	47,214	1,171
	Dentium Co. Ltd.	19,106	1,169
^,*	Telcon RF Pharmaceutical Inc.	183,988	1,167
	Daeduck Electronics Co.	127,431	1,157
	Huchems Fine Chemical Corp.	61,295	1,149
*	Hyosung Advanced Materials Corp.	10,322	1,146
*	Dongkuk Steel Mill Co. Ltd.	175,555	1,137
^,*	Ecopro Co. Ltd.	48,493	1,131
	Korea Petrochemical Ind Co. Ltd.	8,703	1,120
	LEENO Industrial Inc.	22,772	1,115

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Grand Korea Leisure Co. Ltd.	55,891	1,114
	Samyang Holdings Corp.	16,130	1,110
*	STCUBE	59,358	1,106
	JW Pharmaceutical Corp.	34,815	1,095
	SKCKOLONPI Inc.	40,949	1,065
	Soulbrain Co. Ltd.	24,593	1,061
*	iNtRON Biotechnology Inc.	63,442	1,051
^	Wemade Co. Ltd.	25,282	1,040
	NICE Information Service Co. Ltd.	86,036	1,031
	Korea Real Estate Investment & Trust Co. Ltd.	460,530	1,026
	Korea Electric Terminal Co. Ltd.	20,550	1,022
	NICE Holdings Co. Ltd.	53,170	1,018
	Binggrae Co. Ltd.	15,989	1,010
*	Ilyang Pharmaceutical Co. Ltd.	41,920	1,008
	Partron Co. Ltd.	84,376	1,003
	Tongyang Inc.	588,235	1,003
	Daewoong Co. Ltd.	54,014	1,002
	LIG Nex1 Co. Ltd.	31,143	998
*	LegoChem Biosciences Inc.	19,474	990
	LG Hausys Ltd.	18,922	985
^	Mirae Asset Life Insurance Co. Ltd.	217,073	985
^,*	Foosung Co. Ltd.	143,190	985
	Jeil Pharma Holdings Inc.	45,512	976
^	L&F Co. Ltd.	37,758	972
*	CMG Pharmaceutical Co. Ltd.	228,150	972
*	DIO Corp.	28,497	963
*	BH Co. Ltd.	56,433	954
	Hankook Tire Worldwide Co. Ltd.	64,353	940
	Orion Holdings Corp.	56,018	917
	Kumho Industrial Co. Ltd.	74,010	910
	Young Poong Corp.	1,362	904
	SL Corp.	43,420	904
	Dawonsys Co. Ltd.	63,651	901
	Modetour Network Inc.	46,713	897
	Hanwha General Insurance Co. Ltd.	207,681	894
^,*	Feelux Co. Ltd.	117,538	886
	Meritz Financial Group Inc.	77,687	879
	Sebang Global Battery Co. Ltd.	21,291	871
	Jeil Pharmaceutical Co. Ltd.	23,443	857
^	Youngone Holdings Co. Ltd.	15,181	845
^	Samwha Capacitor Co. Ltd.	16,321	837
	Dongwon Industries Co. Ltd.	3,638	832
*	Inscobee Inc.	228,941	830
*	Korea Line Corp.	40,235	826
*	Seegene Inc.	40,628	819
^	YG Entertainment Inc.	26,416	814
^	Songwon Industrial Co. Ltd.	47,461	813
	Nexen Tire Corp.	93,637	807
	Halla Holdings Corp.	21,228	805
^,*	Hyundai Electric & Energy System Co. Ltd.	39,467	799
	SK Discovery Co. Ltd.	30,643	798
	Dongjin Semichem Co. Ltd.	82,217	794
	Dong-A Socio Holdings Co. Ltd.	8,488	786
	Daea TI Co. Ltd.	150,718	783
	Lock&Lock Co. Ltd.	53,343	782
*	Webzen Inc.	49,063	781
	Silicon Works Co. Ltd.	18,687	780
*	Innox Advanced Materials Co. Ltd.	17,137	775
	SK Gas Ltd.	10,469	769
	Posco ICT Co. Ltd.	155,472	763
	Hanil Cement Co. Ltd.	6,050	761
^,*	Kolon Life Science Inc.	20,849	750
*	Binex Co. Ltd.	73,522	748
*	Anterogen Co. Ltd.	12,950	747

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hyosung Chemical Corp.	6,277	744
	Dongwon F&B Co. Ltd.	3,510	743
	Huons Co. Ltd.	13,427	740
	S&T Motiv Co. Ltd.	22,506	735
*	Insun ENT Co. Ltd.	86,866	727
	SPC Samlip Co. Ltd.	6,312	726
*	ATGen Co. Ltd.	56,792	724
	Lotte Confectionery Co. Ltd.	4,570	723
	KEPCO Engineering & Construction Co. Inc.	36,851	720
^,*	Peptron Inc.	36,652	701
	NEPES Corp.	39,192	693
*	Yuanta Securities Korea Co. Ltd.	239,036	681
	AK Holdings Inc.	15,283	676
	Harim Holdings Co. Ltd.	58,634	674
	Ahnlab Inc.	12,660	670
	CJ Hello Co. Ltd.	88,531	656
*	Seobu T&D	72,783	652
	Seah Besteel Corp.	38,671	650
	Maeil Dairies Co. Ltd.	8,526	644
	SK Securities Co. Ltd.	1,050,409	638
	DongKook Pharmaceutical Co. Ltd.	12,892	636
^	TES Co. Ltd.	40,459	633
^,*	Hyosung Heavy Industries Corp.	18,519	632
^	Aekyung Industrial Co. Ltd.	15,995	631
	Dae Hwa Pharmaceutical Co. Ltd.	37,281	629
	Green Cross Cell Corp.	15,542	628
	Advanced Process Systems Corp.	26,582	627
	Namyang Dairy Products Co. Ltd.	1,192	627
	InBody Co. Ltd.	32,804	622
	Hansol Paper Co. Ltd.	48,477	621
	Chongkundang Holdings Corp.	9,430	616
§	Caregen Co. Ltd.	9,378	614
^	Namhae Chemical Corp.	66,449	612
	Kwang Dong Pharmaceutical Co. Ltd.	95,611	603
^,*	Able C&C Co. Ltd.	52,754	595
	Jusung Engineering Co. Ltd.	83,410	586
^	Sung Kwang Bend Co. Ltd.	56,731	566
^,*	Taihan Electric Wire Co. Ltd.	662,752	561
*	Gamevil Inc.	13,754	560
	KISWIRE Ltd.	25,487	560
	Samyang Corp.	10,449	550
^,*	Duk San Neolux Co. Ltd.	37,099	547
*	Hanwha Investment & Securities Co. Ltd.	267,611	541
	Samchully Co. Ltd.	6,757	539
	ST Pharm Co. Ltd.	27,303	536
	Lotte Food Co. Ltd.	983	531
^,*	Jenax Inc.	42,100	527
	Vieworks Co. Ltd.	19,143	523
	Kyobo Securities Co. Ltd.	58,597	522
^,*	SFA Semicon Co. Ltd.	240,721	507
	Korea Asset In Trust Co. Ltd.	139,459	507
^,*	Aprogen pharmaceuticals Inc.	218,858	494
	JW Holdings Corp.	86,488	493
	Cuckoo Homesys Co. Ltd.	13,370	490
	i-SENS Inc.	23,321	490
	Hankook Shell Oil Co. Ltd.	1,764	487
	Hyundai Livart Furniture Co. Ltd.	27,137	486
^	Kolmar Korea Holdings Co. Ltd.	15,474	481
	TK Corp.	47,771	475
*	Coreana Cosmetics Co. Ltd.	112,001	475
	iMarketKorea Inc.	56,725	473
^	Eugene Investment & Securities Co. Ltd.	198,197	465
	Cell Biotech Co. Ltd.	17,916	464
^	NS Shopping Co. Ltd.	37,811	463

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Kolon Corp.	19,514	456
	Toptec Co. Ltd.	52,273	454
	INTOPS Co. Ltd.	32,198	451
	Sungwoo Hitech Co. Ltd.	107,515	449
^	Dae Han Flour Mills Co. Ltd.	2,501	443
^	Huons Global Co. Ltd.	12,344	434
	Daekyo Co. Ltd.	81,846	433
^,*	Ssangyong Motor Co.	94,350	427
^,*	Cellumed Co. Ltd.	52,681	424
*	Samsung Pharmaceutical Co. Ltd.	162,094	415
*	Hansol Holdings Co. Ltd.	102,362	409
^	Cuckoo Holdings Co. Ltd.	3,270	407
^,*	COSON Co. Ltd.	49,072	395
	Youlchon Chemical Co. Ltd.	31,779	388
	Muhak Co. Ltd.	33,303	387
	CJ Freshway Corp.	14,831	386
	Hyundai Corp.	18,962	380
^,*	Homecast Co. Ltd.	76,581	378
*	Neowiz	33,669	377
	Sindoh Co. Ltd.	8,777	377
	KT Skylife Co. Ltd.	36,858	372
	Tongyang Life Insurance Co. Ltd.	95,230	370
	Byucksan Corp.	154,014	368
	Humedix Co. Ltd.	15,552	360
	COSMAX NBT Inc.	31,452	358
*	Eusu Holdings Co. Ltd.	46,817	355
^,*	Naturalendo Tech Co. Ltd.	51,526	354
^	E1 Corp.	6,436	354
*	Lutronic Corp.	45,219	354
^,*	Vidente Co. Ltd.	67,420	354
	KISCO Corp.	68,056	350
^,*	Woongjin Thinkbig Co. Ltd.	133,201	338
	KC Tech Co. Ltd.	19,734	336
*	Wonik Holdings Co. Ltd.	78,940	336
^,*	KONA I Co. Ltd.	31,530	328
^,*	Interflex Co. Ltd.	26,188	324
*	KTB Investment & Securities Co. Ltd.	115,440	313
^,*	Leaders Cosmetics Co. Ltd.	31,409	313
	Interpark Holdings Corp.	142,161	302
	DB Financial Investment Co. Ltd.	66,675	292
	Daishin Securities Co. Ltd. Preference Shares	36,833	290
*,§	Hanjin Heavy Industries & Construction Co. Ltd.	41,213	289
*	CUROCOM Co. Ltd.	253,459	280
	KC Co. Ltd.	19,389	270
*	APS Holdings Corp.	71,640	267
	Hanil Holdings Co. Ltd.	5,355	261
	Hancom Inc.	22,762	258
	It’s Hanbul Co. Ltd.	9,625	250
^,*	Hansol Technics Co. Ltd.	45,572	244
*	SBS Media Holdings Co. Ltd.	119,182	243
^,*	KH Vatec Co. Ltd.	33,505	240
*	Humax Co. Ltd.	40,050	237
	S&T Dynamics Co. Ltd.	35,839	236
^,*	GNCO Co. Ltd.	159,084	225
	SeAH Steel Corp.	3,994	220
*	G-SMATT GLOBAL Co. Ltd.	189,049	217
	Cosmax BTI Inc	10,993	217
*	Lumens Co. Ltd.	100,724	196
^,*	Taewoong Co. Ltd.	20,806	182
^,*	Agabang&Company	57,516	182
^	SeAH Steel Holdings Corp.	3,585	172
	Medy-Tox Inc.	329	158
	ICD Co. Ltd.	18,130	158
	Sam Young Electronics Co. Ltd.	11,749	128

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Maeil Holdings Co. Ltd.	4,457	48
	GOLFZON Co. Ltd.	316	12
*	LVMC Holdings	3,947	9
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—
			284,261
Spain (1.4%)
	Viscofan SA	111,118	6,685
	Bolsas y Mercados Espanoles SHMSF SA	212,507	6,036
	Applus Services SA	398,112	5,003
*	Masmovil Ibercom SA	216,671	4,750
	Ebro Foods SA	220,762	4,660
	Cia de Distribucion Integral Logista Holdings SA	179,503	4,259
	CIE Automotive SA	150,367	4,202
*	Indra Sistemas SA	338,388	3,991
	Prosegur Cia de Seguridad SA	736,995	3,835
	Mediaset Espana Comunicacion SA	491,585	3,812
	Faes Farma SA	785,913	3,607
	Melia Hotels International SA	302,304	2,996
*	Almirall SA	173,652	2,802
2	Gestamp Automocion SA	424,938	2,713
	Tecnicas Reunidas SA	88,060	2,630
2	Euskaltel SA	271,181	2,548
2	Unicaja Banco SA	2,143,419	2,470
	Construcciones y Auxiliar de Ferrocarriles SA	51,003	2,405
*	Sacyr SA	978,889	2,403
*,2	Neinor Homes SA	206,876	2,358
2	Prosegur Cash SA	1,028,928	2,213
^,*	Promotora de Informaciones SA	1,146,455	2,093
*	Fluidra SA	169,093	1,850
	Ence Energia y Celulosa SA	340,186	1,833
*,2	Global Dominion Access SA	327,510	1,751
*	Liberbank SA	3,660,654	1,624
*,2	Metrovacesa SA	126,452	1,461
	Lar Espana Real Estate Socimi SA	185,373	1,455
*,2	Aedas Homes SAU	58,293	1,453
	Atresmedia Corp. de Medios de Comunicacion SA	228,910	1,237
^,*	Pharma Mar SA	462,213	1,095
^	Distribuidora Internacional de Alimentacion SA	1,321,415	921
	NH Hotel Group SA	71,435	387
^,*,§	Let’s GOWEX SA	31,105	—
			93,538
Sweden (3.5%)
	Fabege AB	729,652	10,135
^	Getinge AB	622,000	8,764
	AAK AB	501,297	8,148
*	Indutrade AB	259,261	7,927
^,2	Dometic Group AB	823,720	7,525
^	Loomis AB Class B	200,401	7,414
2	Evolution Gaming Group AB	68,853	7,069
2	Thule Group AB	289,068	6,734
^	BillerudKorsnas AB	488,326	6,638
	Lifco AB Class B	126,047	6,004
	Axfood AB	323,987	5,947
	Holmen AB	279,194	5,872
^	Hexpol AB	681,471	5,323
^	Intrum AB	206,009	5,246
	Hufvudstaden AB Class A	307,850	5,130
	Peab AB	544,265	4,978
	SSAB AB Class B	1,537,835	4,959
2	Bravida Holding AB	560,560	4,910

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Wihlborgs Fastigheter AB	368,817	4,907
^	Sweco AB Class B	186,552	4,761
*	AF POYRY AB	250,903	4,681
*	Nordic Entertainment Group AB Class B	180,807	4,607
	Wallenstam AB	463,339	4,459
^	NCC AB Class B	262,828	4,346
	Kungsleden AB	519,525	3,947
	Vitrolife AB	178,892	3,766
	Beijer Ref AB	176,426	3,732
	Hemfosa Fastigheter AB	445,588	3,687
	Pandox AB Class B	211,783	3,634
^	JM AB	189,257	3,605
	Bonava AB	236,455	3,011
^	SSAB AB Class A	727,610	2,749
	Mycronic AB	192,103	2,697
	Bure Equity AB	144,987	2,695
	Avanza Bank Holding AB	335,495	2,687
*	Nyfosa AB	442,966	2,637
*	Betsson AB	341,062	2,589
	Arjo AB	631,006	2,342
	Modern Times Group MTG AB Class B	180,157	2,328
*	Nolato AB Class B	48,550	2,253
	Lindab International AB	194,265	2,191
	Atrium Ljungberg AB	130,074	2,123
	Klovern AB	1,481,734	2,005
*	Nobia AB	315,908	1,985
*	Hembla AB Class B	99,354	1,879
	Cloetta AB Class B	613,527	1,874
	Bilia AB	217,645	1,868
2	Resurs Holding AB	297,044	1,839
2	Scandic Hotels Group AB	194,211	1,808
*	Hansa Biopharma AB	92,326	1,782
	Concentric AB	105,952	1,699
2	Attendo AB	295,860	1,612
*	NetEnt AB	499,578	1,588
	Catena AB	55,600	1,431
*	SAS AB	763,752	1,393
	SkiStar AB	112,220	1,357
	Klovern AB Preference Shares	38,597	1,351
	Oriflame Holding AG	64,440	1,329
	Ratos AB	516,756	1,174
	Investment AB Oresund	80,814	1,103
	Clas Ohlson AB	126,231	1,049
2	Munters Group AB	198,160	1,028
	Sagax AB	265,617	986
	Mekonomen AB	112,736	824
	Haldex AB	80,191	617
*	Collector AB	109,630	612
	Hemfosa Fastigheter AB Preference Shares	25,026	483
	NCC AB Class A	11,677	193
	Sagax AB Preference Shares	7,725	30
			234,056
Switzerland (3.3%)
	BB Biotech AG	158,155	10,930
^	ams AG	216,018	9,119
2	VAT Group AG	71,427	8,878
	Panalpina Welttransport Holding AG	35,869	7,689
	Tecan Group AG	32,802	7,405
	Cembra Money Bank AG	78,249	7,267
2	Galenica AG	134,714	6,873
	Belimo Holding AG	1,279	6,719
	Allreal Holding AG	40,406	6,448
	dormakaba Holding AG	8,445	6,379
2	Sunrise Communications Group AG	93,670	6,220

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Bucher Industries AG	17,788	6,034
	Valiant Holding AG	44,535	4,994
^,*	Idorsia Ltd.	247,369	4,897
	Emmi AG	5,550	4,896
	Forbo Holding AG	3,045	4,892
	Landis&Gyr Group AG	68,695	4,807
	Vontobel Holding AG	76,050	4,485
	Siegfried Holding AG	11,588	4,397
*	SFS Group AG	47,183	4,358
	Mobimo Holding AG	18,121	4,179
*	Aryzta AG	2,602,668	3,892
	SIG Combibloc Group AG	376,836	3,677
	Interroll Holding AG	1,567	3,420
	Huber & Suhner AG	40,678	3,253
	BKW AG	50,953	3,249
	Daetwyler Holding AG	20,198	3,132
	Conzzeta AG	3,597	3,102
	Inficon Holding AG	5,334	2,999
^	St. Galler Kantonalbank AG	6,199	2,806
*	Berner Kantonalbank AG	11,980	2,799
	HBM Healthcare Investments AG	16,112	2,641
	Burckhardt Compression Holding AG	8,568	2,586
	Schweiter Technologies AG	2,559	2,486
	Kardex AG	15,975	2,483
	Valora Holding AG	8,950	2,278
^	Komax Holding AG	9,636	2,212
	Comet Holding AG	20,580	2,046
	Liechtensteinische Landesbank AG	28,874	1,969
^	Bachem Holding AG	15,328	1,958
^,*	COSMO Pharmaceuticals NV	19,913	1,879
	LEM Holding SA	1,322	1,809
*	GAM Holding AG	434,895	1,804
	VZ Holding AG	7,330	1,788
^	Intershop Holding AG	3,537	1,733
^	EFG International AG	222,536	1,673
	u-blox Holding AG	18,763	1,575
	Bobst Group SA	21,430	1,538
	Bell Food Group AG	5,196	1,497
	Ascom Holding AG	104,020	1,419
	Arbonia AG	125,680	1,357
^,*	Basilea Pharmaceutica AG	30,505	1,339
	Implenia AG	41,522	1,307
	Rieter Holding AG	8,828	1,276
^,*	Meyer Burger Technology AG	1,745,481	1,201
	Vetropack Holding AG	539	1,174
	Ypsomed Holding AG	8,792	1,152
	Bossard Holding AG	7,017	1,144
^	Autoneum Holding AG	7,998	1,059
*	Leonteq AG	26,289	1,033
	Swissquote Group Holding SA	25,228	988
	Hiag Immobilien Holding AG	7,540	966
	Zehnder Group AG	27,689	953
	VP Bank AG	6,467	942
	ALSO Holding AG	7,415	931
	APG SGA SA	2,821	808
*	Alpiq Holding AG	9,775	678
^	Kudelski SA	97,129	618
*	Schmolz & Bickenbach AG	1,159,001	534
*	Ceva Logistics AG	316	9
*	BA CHEM HOLDING AG Rights Exp. 05/06/2019	15,328	4
*,§	PETROPLUS HOLDINGS AG	36,495	—
			221,042
Taiwan (6.7%)
	Win Semiconductors Corp.	1,144,969	7,706

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Accton Technology Corp.	1,534,467	6,518
	WPG Holdings Ltd.	4,369,137	5,767
	Airtac International Group	426,528	5,714
	Micro-Star International Co. Ltd.	1,985,000	5,514
	Hiwin Technologies Corp.	547,591	5,215
	Powertech Technology Inc.	2,088,662	5,215
	Tripod Technology Corp.	1,454,327	4,670
	Winbond Electronics Corp.	8,624,614	4,492
	Chroma ATE Inc.	933,040	4,470
	Phison Electronics Corp.	473,962	4,464
	Radiant Opto-Electronics Corp.	1,290,147	4,360
	Zhen Ding Technology Holding Ltd.	1,218,400	4,359
	Simplo Technology Co. Ltd.	510,631	4,337
*	Tatung Co. Ltd.	5,618,320	4,336
	Highwealth Construction Corp.	2,679,341	4,292
	Merida Industry Co. Ltd.	723,055	4,214
	Chipbond Technology Corp.	1,767,852	4,012
	Macronix International	5,130,386	3,992
	TCI Co. Ltd.	249,842	3,730
	Makalot Industrial Co. Ltd.	524,880	3,621
	TA Chen Stainless Pipe	2,438,037	3,464
	Parade Technologies Ltd.	202,000	3,425
	Sino-American Silicon Products Inc.	1,560,945	3,384
	Merry Electronics Co. Ltd.	554,383	3,193
	E Ink Holdings Inc.	2,625,708	3,153
	Nien Made Enterprise Co. Ltd.	400,081	3,139
	International CSRC Investment Holdings Co.	2,275,219	3,096
	Ruentex Development Co. Ltd.	2,242,350	3,080
	Ruentex Industries Ltd.	1,262,496	3,018
*	China Petrochemical Development Corp.	7,964,077	3,008
	King Yuan Electronics Co. Ltd.	3,233,963	2,999
	ITEQ Corp.	882,261	2,914
	Silergy Corp.	177,000	2,903
	King’s Town Bank Co. Ltd.	2,637,193	2,822
	CTCI Corp.	1,813,667	2,812
*	TaiMed Biologics Inc.	548,000	2,788
	Genius Electronic Optical Co. Ltd.	214,732	2,760
	FLEXium Interconnect Inc.	870,140	2,735
	Voltronic Power Technology Corp.	138,356	2,733
	Elite Material Co. Ltd.	844,519	2,723
	Compeq Manufacturing Co. Ltd.	3,241,471	2,686
	St. Shine Optical Co. Ltd.	141,419	2,642
	Qisda Corp.	4,133,000	2,632
	Taichung Commercial Bank Co. Ltd.	6,731,505	2,615
	Poya International Co. Ltd.	202,535	2,455
	Taiwan Union Technology Corp.	663,000	2,420
	Lien Hwa Industrial Corp.	2,199,768	2,414
	Waterland Financial Holdings Co. Ltd.	6,999,117	2,356
*	PharmaEssentia Corp.	509,168	2,356
	eMemory Technology Inc.	186,000	2,325
	General Interface Solution Holding Ltd.	594,000	2,305
	Hota Industrial Manufacturing Co. Ltd.	627,323	2,285
	Gigabyte Technology Co. Ltd.	1,397,271	2,249
	Mitac Holdings Corp.	2,099,610	2,177
	Grape King Bio Ltd.	312,000	2,166
	Standard Foods Corp.	1,214,708	2,150
	Nan Kang Rubber Tire Co. Ltd.	1,832,107	2,100
	Great Wall Enterprise Co. Ltd.	1,847,753	2,100
	Bizlink Holding Inc.	315,651	2,047
	WT Microelectronics Co. Ltd.	1,548,377	2,046
	Wistron NeWeb Corp.	783,495	2,030
	HannStar Display Corp.	7,775,810	2,014
	Elan Microelectronics Corp.	741,545	2,011
	Primax Electronics Ltd.	978,000	2,003

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	ASPEED Technology Inc.	95,437	1,987
	King Slide Works Co. Ltd.	188,675	1,984
	Coretronic Corp.	1,248,000	1,943
*	United Renewable Energy Co. Ltd.	5,593,228	1,906
	Huaku Development Co. Ltd.	752,499	1,903
	Asia Optical Co. Inc.	662,000	1,900
	Chilisin Electronics Corp.	591,440	1,891
	Taiwan Paiho Ltd.	760,183	1,861
	Cub Elecparts Inc.	206,069	1,833
	Sinbon Electronics Co. Ltd.	517,066	1,826
	Grand Pacific Petrochemical	2,594,928	1,789
	Tong Yang Industry Co. Ltd.	1,236,919	1,767
	Kenda Rubber Industrial Co. Ltd.	1,810,016	1,766
	China Steel Chemical Corp.	404,853	1,763
	LandMark Optoelectronics Corp.	195,600	1,754
	Global Unichip Corp.	236,649	1,744
	Sunny Friend Environmental Technology Co. Ltd.	204,000	1,738
	TSRC Corp.	1,865,046	1,718
	Wafer Works Corp.	1,348,552	1,711
	Cheng Loong Corp.	2,638,920	1,688
	Clevo Co.	1,758,944	1,675
*	Asia Pacific Telecom Co. Ltd.	6,389,000	1,673
	Shinkong Synthetic Fibers Corp.	3,777,416	1,662
	Tong Hsing Electronic Industries Ltd.	437,961	1,632
	Getac Technology Corp.	1,065,000	1,604
	ChipMOS Technologies Inc.	1,827,494	1,593
	Shin Zu Shing Co. Ltd.	414,000	1,577
	Advanced Ceramic X Corp.	157,000	1,576
	Chong Hong Construction Co. Ltd.	550,493	1,549
	TTY Biopharm Co. Ltd.	576,987	1,533
	Sercomm Corp.	691,000	1,524
	Visual Photonics Epitaxy Co. Ltd.	552,455	1,513
	Tung Ho Steel Enterprise Corp.	2,113,150	1,512
	ASMedia Technology Inc.	87,000	1,509
	Long Chen Paper Co. Ltd.	2,554,693	1,498
	Egis Technology Inc.	178,000	1,497
	Far Eastern Department Stores Ltd.	2,796,043	1,485
	Cathay Real Estate Development Co. Ltd.	1,722,000	1,402
	Cheng Uei Precision Industry Co. Ltd.	1,139,000	1,384
	Lotes Co. Ltd.	194,120	1,379
	Charoen Pokphand Enterprise	716,000	1,361
	Kinpo Electronics	3,806,196	1,357
	Taiwan Surface Mounting Technology Corp.	715,530	1,355
	Gourmet Master Co. Ltd.	209,789	1,338
	Holy Stone Enterprise Co. Ltd.	400,769	1,338
	YFY Inc.	3,459,000	1,333
*	Mercuries Life Insurance Co. Ltd.	3,676,720	1,321
	Yulon Finance Corp.	350,000	1,309
	China Bills Finance Corp.	2,732,800	1,305
	Ardentec Corp.	1,266,851	1,300
	Kinsus Interconnect Technology Corp.	855,282	1,292
	Taiwan Styrene Monomer	1,592,579	1,291
	China Man-Made Fiber Corp.	4,052,487	1,277
	Career Technology MFG. Co. Ltd.	1,160,066	1,275
	Chlitina Holding Ltd.	155,750	1,275
	Chin-Poon Industrial Co. Ltd.	1,016,072	1,265
	Jih Sun Financial Holdings Co. Ltd.	3,941,008	1,253
	Sporton International Inc.	210,533	1,249
	Run Long Construction Co. Ltd.	576,000	1,235
	Taiwan Hon Chuan Enterprise Co. Ltd.	767,401	1,232
	Lung Yen Life Service Corp.	616,000	1,223
	Hung Sheng Construction Ltd.	1,669,720	1,219
	Cleanaway Co. Ltd.	220,000	1,214
	Topco Scientific Co. Ltd.	422,793	1,213

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Ennoconn Corp.	136,671	1,207
	Tainan Spinning Co. Ltd.	3,089,674	1,206
	Center Laboratories Inc.	472,997	1,205
	BES Engineering Corp.	4,765,468	1,204
*	CMC Magnetics Corp.	5,078,369	1,160
	Sanyang Motor Co. Ltd.	1,764,037	1,150
	Taiwan Semiconductor Co. Ltd.	636,000	1,150
*	Ritek Corp.	3,429,238	1,148
	Sitronix Technology Corp.	275,282	1,134
	China Metal Products	926,515	1,127
	Aten International Co. Ltd.	372,260	1,125
	Wisdom Marine Lines Co. Ltd.	1,179,098	1,122
	Holtek Semiconductor Inc.	467,279	1,120
	Prince Housing & Development Corp.	3,088,183	1,114
	Everlight Electronics Co. Ltd.	1,109,725	1,111
	Faraday Technology Corp.	668,000	1,103
*	PChome Online Inc.	258,082	1,098
	momo.com Inc.	123,000	1,098
	Greatek Electronics Inc.	787,000	1,090
	Foxsemicon Integrated Technology Inc.	234,400	1,088
	Sigurd Microelectronics Corp.	1,089,000	1,087
	Asia Vital Components Co. Ltd.	769,337	1,072
	President Securities Corp.	2,428,005	1,057
	Pixart Imaging Inc.	328,920	1,053
	AcBel Polytech Inc.	1,433,000	1,045
	Farglory Land Development Co. Ltd.	845,854	1,044
	Yieh Phui Enterprise Co. Ltd.	3,410,697	1,040
	Unitech Printed Circuit Board Corp.	1,660,672	1,020
*	Pan Jit International Inc.	1,150,000	1,015
	Supreme Electronics Co. Ltd.	1,006,000	1,004
	Formosa International Hotels Corp.	195,841	995
	SDI Corp.	437,000	991
	OptoTech Corp.	1,301,772	981
	Pan-International Industrial Corp.	1,141,595	975
	Test Research Inc.	558,371	974
*	D-Link Corp.	2,080,407	972
	Taiwan TEA Corp.	1,916,293	967
	UPC Technology Corp.	2,356,905	964
*	Wei Chuan Foods Corp.	1,085,835	950
	Darfon Electronics Corp.	601,000	929
	USI Corp.	2,419,784	929
	Xxentria Technology Materials Corp.	365,776	926
	Goldsun Building Materials Co. Ltd.	3,426,591	922
	Nan Ya Printed Circuit Board Corp.	612,000	922
	Taiwan Cogeneration Corp.	1,057,903	921
	Kung Long Batteries Industrial Co. Ltd.	173,000	919
	United Integrated Services Co. Ltd.	206,200	919
	China General Plastics Corp.	1,240,854	913
	PharmaEngine Inc.	264,102	911
*	Via Technologies Inc.	718,000	900
	A-DATA Technology Co. Ltd.	550,915	892
*	Radium Life Tech Co. Ltd.	2,032,265	891
	Taiwan PCB Techvest Co. Ltd.	726,102	891
	Ginko International Co. Ltd.	129,200	886
	Gemtek Technology Corp.	1,051,115	886
	Chunghwa Precision Test Tech Co. Ltd.	56,000	874
	TXC Corp.	748,877	874
	Sinyi Realty Inc.	857,465	873
	Machvision Inc.	63,591	872
	Wah Lee Industrial Corp.	487,883	855
	Flytech Technology Co. Ltd.	336,845	854
	Mercuries & Associates Holding Ltd.	1,494,102	846
*	Yang Ming Marine Transport Corp.	2,959,650	841
	Hsin Kuang Steel Co. Ltd.	844,569	836

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Lealea Enterprise Co. Ltd.	2,539,849	827
	Arcadyan Technology Corp.	297,000	824
	Darwin Precisions Corp.	1,314,000	821
	Namchow Holdings Co. Ltd.	473,000	816
	Depo Auto Parts Ind Co. Ltd.	364,313	815
*	AmTRAN Technology Co. Ltd.	2,096,692	811
	Ton Yi Industrial Corp.	1,967,000	799
	Systex Corp.	359,000	789
	Test Rite International Co. Ltd.	1,146,725	787
	Elite Advanced Laser Corp.	366,607	778
	YC INOX Co. Ltd.	915,174	775
	Firich Enterprises Co. Ltd.	561,924	770
	Hu Lane Associate Inc.	264,000	741
*	Unizyx Holding Corp.	990,000	740
	Jentech Precision Industrial Co. Ltd.	194,698	739
*	Orient Semiconductor Electronics Ltd.	1,413,197	734
	Elite Semiconductor Memory Technology Inc.	691,000	731
	YungShin Global Holding Corp.	535,647	730
	Alpha Networks Inc.	1,124,827	727
	Gloria Material Technology Corp.	1,131,023	723
	Taiflex Scientific Co. Ltd.	560,594	723
	Kinik Co.	353,000	706
	Syncmold Enterprise Corp.	248,750	703
	Lite-On Semiconductor Corp.	624,977	702
	Zeng Hsing Industrial Co. Ltd.	143,000	698
	Lextar Electronics Corp.	1,218,000	691
	Quanta Storage Inc.	372,000	685
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,009,625	680
	Advanced Wireless Semiconductor Co.	415,000	680
	Li Cheng Enterprise Co. Ltd.	307,365	674
	Pharmally International Holding Co. Ltd.	96,932	672
*	Shining Building Business Co. Ltd.	2,036,312	669
	Brogent Technologies Inc.	115,327	668
	Kindom Construction Corp.	973,000	664
	Swancor Holding Co. Ltd.	217,000	663
	Yeong Guan Energy Technology Group Co. Ltd.	250,000	663
	FocalTech Systems Co. Ltd.	804,398	655
*	Medigen Biotechnology Corp.	258,680	641
	Rechi Precision Co. Ltd.	764,668	640
	Ho Tung Chemical Corp.	2,838,362	638
	Chaun-Choung Technology Corp.	113,000	633
	Evergreen International Storage & Transport Corp.	1,411,502	629
	Everlight Chemical Industrial Corp.	1,161,649	628
*	XinTec Inc.	484,000	623
	Long Bon International Co. Ltd.	1,110,375	620
	Casetek Holdings Ltd.	365,953	613
	Adlink Technology Inc.	449,254	610
	IEI Integration Corp.	547,860	608
*	HannsTouch Solution Inc.	1,231,731	601
	Dynapack International Technology Corp.	369,299	594
*	Lotus Pharmaceutical Co. Ltd.	191,000	582
	ScinoPharm Taiwan Ltd.	704,891	579
	Tyntek Corp.	1,035,250	577
	Posiflex Technology Inc.	159,822	564
	Altek Corp.	646,250	562
	Wowprime Corp.	186,761	561
	International Games System Co. Ltd.	67,213	557
	Concraft Holding Co. Ltd.	128,500	552
	Formosan Rubber Group Inc.	984,089	548
	Sunplus Technology Co. Ltd.	1,318,000	542
	TaiDoc Technology Corp.	108,000	537
*	Li Peng Enterprise Co. Ltd.	2,269,915	536
	CyberTAN Technology Inc.	1,000,571	532
	Senao International Co. Ltd.	452,000	521

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Taigen Biopharmaceuticals Holdings Ltd.	898,723	518
*	Taiwan Land Development Corp.	1,822,969	516
	Asia Polymer Corp.	1,117,659	516
	Tung Thih Electronic Co. Ltd.	218,000	514
	Sampo Corp.	949,048	513
	Sincere Navigation Corp.	899,000	501
*	CSBC Corp. Taiwan	576,606	487
*	Roo Hsing Co. Ltd.	1,086,000	486
	TA-I Technology Co. Ltd.	287,000	483
	Bank of Kaohsiung Co. Ltd.	1,531,429	479
*	Cheng Mei Materials Technology Corp.	1,132,000	471
	Iron Force Industrial Co. Ltd.	170,000	468
	Johnson Health Tech Co. Ltd.	326,283	467
	Basso Industry Corp.	243,000	459
	Rich Development Co. Ltd.	1,556,000	457
	Huang Hsiang Construction Corp.	506,051	456
*	Microbio Co. Ltd.	948,562	450
	Concord Securities Co. Ltd.	1,863,806	444
	Ta Ya Electric Wire & Cable	1,210,440	428
	China Chemical & Pharmaceutical Co. Ltd.	690,000	421
	Zinwell Corp.	561,099	417
	KEE TAI Properties Co. Ltd.	1,074,740	403
	TYC Brother Industrial Co. Ltd.	451,710	400
*	Ichia Technologies Inc.	703,000	393
*	Tong-Tai Machine & Tool Co. Ltd.	566,429	385
*	Unity Opto Technology Co. Ltd.	1,211,000	384
*	Federal Corp.	1,091,505	384
*	Gold Circuit Electronics Ltd.	941,280	382
	Advanced International Multitech Co. Ltd.	256,000	382
	Sonix Technology Co. Ltd.	357,000	363
	L&K Engineering Co. Ltd.	404,000	360
*	Kuo Toong International Co. Ltd.	503,557	359
	Chun Yuan Steel	1,052,676	356
	ITE Technology Inc.	312,418	355
	Weltrend Semiconductor	401,753	341
	Nien Hsing Textile Co. Ltd.	372,611	340
*	WUS Printed Circuit Co. Ltd.	407,550	338
	Soft-World International Corp.	141,520	335
	Globe Union Industrial Corp.	591,675	334
	Toung Loong Textile Manufacturing	214,000	334
	Taiyen Biotech Co. Ltd.	323,877	334
*	Silicon Integrated Systems Corp.	1,147,945	329
	Hong Pu Real Estate Development Co. Ltd.	517,195	325
	Infortrend Technology Inc.	768,885	317
	Chung Hwa Pulp Corp.	1,013,135	313
*	Etron Technology Inc.	960,947	306
	Global Brands Manufacture Ltd.	651,045	305
	China Electric Manufacturing Corp.	938,000	303
*	Motech Industries Inc.	1,057,059	293
	CHC Healthcare Group	216,727	283
	Lingsen Precision Industries Ltd.	877,000	272
	Ability Enterprise Co. Ltd.	550,099	254
	Vivotek Inc.	68,975	251
*	AGV Products Corp.	1,079,425	246
*	Phihong Technology Co. Ltd.	728,618	242
	Elitegroup Computer Systems Co. Ltd.	624,647	242
*	Dynamic Electronics Co. Ltd.	768,468	234
	Jess-Link Products Co. Ltd.	226,100	234
*	ALI Corp.	624,358	219
	Gigasolar Materials Corp.	80,600	210
	FSP Technology Inc.	307,428	208
*	Gigastorage Corp.	987,800	192
	Nantex Industry Co. Ltd.	153,000	162
	Sheng Yu Steel Co. Ltd.	244,000	152

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Universal Cement Corp.	226,994	146
	MIN AIK Technology Co. Ltd.	264,389	136
	Global Mixed Mode Technology Inc.	47,199	125
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	107
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	37,000	88
	Cyberlink Corp.	35,076	85
	Yungtay Engineering Co. Ltd.	29,000	61
*,§	XPEC Entertainment Inc.	125,457	54
*	E-Ton Solar Tech Co. Ltd.	313,307	29
			444,895
Thailand (1.6%)
^	Krungthai Card PCL	3,625,300	4,604
	Kiatnakin Bank PCL (Foreign)	1,619,375	3,350
	BTS Rail Mass Transit Growth Infrastructure Fund	8,227,976	3,171
	Tisco Financial Group PCL (Foreign)	1,184,850	3,111
	Thanachart Capital PCL (Foreign)	1,831,495	3,043
	Bangchak Corp. PCL	2,879,000	2,930
^	Siam Global House PCL (Foreign)	5,095,904	2,764
^	Robinson PCL	1,469,600	2,684
^	WHA Corp. PCL (Foreign)	19,402,292	2,662
^	CH Karnchang PCL	2,998,300	2,514
^	Jasmine Broadband Internet Infrastructure Fund	7,727,100	2,469
^	Srisawad Corp. PCL	1,412,013	2,425
^	KCE Electronics PCL	2,911,800	2,262
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,745,615	2,172
	Supalai PCL (Foreign)	3,099,650	2,145
^	B Grimm Power PCL	1,998,200	2,113
^	VGI Global Media PCL (Foreign)	6,704,512	2,026
	Bangkok Chain Hospital PCL	3,275,948	1,868
^	Central Plaza Hotel PCL (Foreign)	1,377,490	1,846
^	Gunkul Engineering PCL	20,803,083	1,799
	Quality Houses PCL	19,258,333	1,787
^	Bangkok Land PCL	36,238,500	1,782
	Hana Microelectronics PCL (Foreign)	1,664,846	1,697
	MBK PCL	2,577,300	1,697
	Jasmine International PCL	9,157,288	1,608
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,366,100	1,571
^	CK Power PCL	8,448,200	1,549
*	AEON Thana Sinsap Thailand PCL	253,400	1,465
	TPI Polene Power PCL	7,539,400	1,464
^	Carabao Group PCL	796,900	1,456
	TPI Polene PCL	23,400,700	1,452
	Major Cineplex Group PCL	1,599,044	1,428
	Star Petroleum Refining PCL	4,229,800	1,405
^	Amata Corp. PCL	1,969,800	1,383
^	Sansiri PCL (Foreign)	29,868,100	1,338
	TOA Paint Thailand PCL	1,346,000	1,329
^	TTW PCL (Foreign)	3,192,000	1,239
^	Esso Thailand PCL	3,477,600	1,209
^	Banpu Power PCL	1,681,000	1,200
	Asian Property Development PCL (Foreign)	4,822,356	1,192
^	Tisco Financial Group PCL	443,150	1,163
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (Foreign)	2,655,300	1,124
	Sri Trang Agro-Industry PCL (Foreign)	2,701,023	1,109
	Chularat Hospital PCL	17,407,560	1,070
^	BCPG PCL	1,872,500	1,063
^	Tipco Asphalt PCL	1,822,700	1,028
^	Thai Vegetable Oil PCL	1,154,000	976
	MK Restaurants Group PCL	423,500	965
	Origin Property PCL	3,894,150	964
^	Thanachart Capital PCL NVDR	554,100	920
^	Pruksa Holding PCL (Foreign)	1,551,000	914
	Central Plaza Hotel PCL NVDR	670,400	898
^,*	Super Energy Corp. PCL	43,090,800	851

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	BEC World PCL (Foreign)	2,677,500	755
	GFPT PCL	1,522,400	740
^	Thoresen Thai Agencies PCL (Foreign)	4,271,641	716
	Bangkok Airways PCL	1,935,300	716
^	Beauty Community PCL	3,262,300	711
	U City PCL	9,790,848	699
	SPCG PCL	1,195,500	674
^	Unique Engineering & Construction PCL	1,794,300	579
^,*	Italian-Thai Development PCL (Foreign)	7,682,210	563
^	VGI Global Media PCL NVDR	1,808,900	547
^	PTG Energy PCL	1,539,307	531
	AP Thailand PCL NVDR	2,127,300	526
^	Taokaenoi Food & Marketing PCL	1,551,800	525
	Workpoint Entertainment PCL	715,400	523
	LPN Development PCL	2,355,811	516
	IMPACT Growth REIT	624,499	462
*,§	Pruksa Real Estate PCL (Foreign)	1,063,290	447
	Thaifoods Group PCL	4,266,100	444
*	Group Lease PCL NVDR	1,851,000	435
	Univentures PCL	2,065,388	408
^,*,§	Inter Far East Energy Corp. (Foreign)	3,992,800	388
	Supalai PCL NVDR	518,650	359
*	Thaicom PCL	1,740,640	357
	Cal-Comp Electronics Thailand PCL	5,690,016	339
	Sino-Thai Engineering & Construction PCL NVDR	424,200	336
*	Precious Shipping PCL (Foreign)	1,129,000	294
	Samart Corp. PCL	1,069,921	252
^	TTW PCL NVDR	490,400	190
^,*	Italian-Thai Development PCL NVDR	2,448,500	179
*	Precious Shipping PCL NVDR	686,000	179
*	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	134,100	57
*	VGI Global Media PCL (F)Warrants Exp. 12/31/2022	1,248,361	32
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	1,109,920	29
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	25
*	VGI Global Media PCL (NVDR) Warrants Exp. 12/31/2022	696,280	18
*	Group Lease PCL (Foreign)	71,478	17
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	8
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	6
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	5
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	5
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	765,646	4
*	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	—
			108,851
Turkey (0.2%)
*	Sok Marketler Ticaret AS	768,418	1,190
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,878,868	1,093
	Trakya Cam Sanayii AS	1,147,570	610
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	91,321	584
	AG Anadolu Grubu Holding AS	272,585	580
	Dogan Sirketler Grubu Holding AS	2,859,020	509
*	Sasa Polyester Sanayi AS	477,481	486
*	Koza Anadolu Metal Madencilik Isletmeleri AS	502,839	468
*	Pegasus Hava Tasimaciligi AS	88,411	459
*,2	MLP Saglik Hizmetleri AS	228,389	457
	Otokar Otomotiv Ve Savunma Sanayi A.S.	23,231	436
*	Turkiye Sinai Kalkinma Bankasi AS	3,174,050	399
*	Vestel Elektronik Sanayi ve Ticaret AS	188,525	379
	Aksigorta AS	505,126	358
*	Migros Ticaret AS	129,881	300
	Aygaz AS	188,360	292
*	Zorlu Enerji Elektrik Uretim AS	1,264,177	265
*	Logo Yazilim Sanayi Ve Ticaret AS	40,163	258
	Kordsa Teknik Tekstil AS	125,333	251

101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	336,849	251
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	326,597	242
*	Is Gayrimenkul Yatirim Ortakligi AS	1,469,197	242
*	Aksa Enerji Uretim AS Class B	582,845	230
*	Bera Holding AS	762,136	228
	Polisan Holding AS	446,956	219
	Anadolu Cam Sanayii AS	410,421	211
	Aksa Akrilik Kimya Sanayii AS	144,363	197
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	502,816	191
	EGE Endustri VE Ticaret AS	2,726	190
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	393,642	185
*	Tat Gida Sanayi AS	247,709	172
*	Turk Traktor ve Ziraat Makineleri AS	36,094	168
*	Albaraka Turk Katilim Bankasi AS	654,370	157
	Alarko Holding AS	348,791	156
*	NET Holding AS	517,820	148
	Torunlar Gayrimenkul Yatirim Ortakligi AS	370,297	140
*	Cimsa Cimento Sanayi VE Ticaret AS	120,430	133
*	Sekerbank Turk AS	707,715	120
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	105
	Adana Cimento Sanayii TAS Class A	84,005	98
	Akcansa Cimento AS	88,673	96
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	85,686	94
*	Bizim Toptan Satis Magazalari AS	66,076	89
*	Afyon Cimento Sanayi TAS	110,775	79
*	Gubre Fabrikalari TAS	175,550	79
*	Vakif Gayrimenkul Yatirim Ortakligi AS	213,737	63
	Konya Cimento Sanayii AS	1,789	56
	Dogus Otomotiv Servis ve Ticaret AS	70,079	54
*	Akenerji Elektrik Uretim AS	396,854	37
*	Turcas Petrol AS	98,249	23
*,§	Asya Katilim Bankasi AS	975,452	—
			13,827
United Arab Emirates (0.0%)
	Amanat Holdings PJSC	3,311,694	938
*	Eshraq Properties Co. PJSC	3,488,894	439
*	RAK Properties PJSC	2,922,881	379
*	DXB Entertainments PJSC	4,654,323	297
*	Deyaar Development PJSC	2,718,011	264
*	Union Properties PJSC	1,554,261	161
*,§	Drake & Scull International PJSC	1,238,097	125
			2,603
United Kingdom (11.1%)
*	BTG plc	1,095,743	11,946
	Intermediate Capital Group plc	771,357	11,920
	Spectris plc	320,562	11,518
	Tullow Oil plc	3,863,137	11,327
	SSP Group plc	1,237,307	11,246
	Beazley plc	1,441,327	10,861
	HomeServe plc	759,712	10,768
	Electrocomponents plc	1,229,162	10,365
	BBA Aviation plc	2,865,840	10,184
	Rotork plc	2,414,977	9,850
	Dechra Pharmaceuticals plc	277,867	9,657
	Inmarsat plc	1,286,575	9,172
	Britvic plc	756,302	9,029
	Tritax Big Box REIT plc	4,621,126	8,963
	UNITE Group plc	725,686	8,919
	Man Group plc	4,238,985	8,686
	Close Brothers Group plc	417,636	8,468
	IWG plc	1,871,597	8,311
	WH Smith plc	294,824	7,888
*	Capita plc	4,665,431	7,777
	Great Portland Estates plc	776,810	7,655

102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Hays plc	3,785,762	7,505
	Aggreko plc	667,363	7,440
	Greene King plc	859,766	7,200
	Victrex plc	226,030	7,190
	Shaftesbury plc	639,157	7,164
	Grafton Group plc	602,962	6,949
2	John Laing Group plc	1,376,185	6,909
	Moneysupermarket.com Group plc	1,440,074	6,840
	IG Group Holdings plc	1,010,676	6,723
	Greggs plc	281,983	6,622
	Diploma plc	308,200	6,445
	Rhi Magnesita NV	98,005	6,352
	National Express Group plc	1,179,721	6,325
	Entertainment One Ltd.	1,009,991	6,291
	Balfour Beatty plc	1,909,656	6,269
	Pagegroup plc	887,077	6,236
	QinetiQ Group plc	1,570,860	6,188
	UDG Healthcare plc	701,103	6,019
	Big Yellow Group plc	429,640	5,842
	Bodycote plc	519,387	5,819
	TP ICAP plc	1,562,891	5,738
	Genus plc	181,391	5,712
	BCA Marketplace plc	2,108,813	5,677
	Jupiter Fund Management plc	1,148,221	5,635
	Grainger plc	1,673,976	5,505
2	Countryside Properties plc	1,234,413	5,468
	Bovis Homes Group plc	373,739	5,419
	Cranswick plc	142,512	5,393
	Primary Health Properties plc	3,088,721	5,300
	Dixons Carphone plc	2,776,196	5,263
	Assura plc	6,583,448	5,122
	Redrow plc	634,416	5,107
	Ascential plc	1,088,102	5,064
	William Hill plc	2,402,449	5,047
	Lancashire Holdings Ltd.	556,200	4,998
	Playtech plc	872,460	4,989
	Rathbone Brothers plc	151,342	4,979
*	Serco Group plc	3,041,957	4,948
	Drax Group plc	1,109,692	4,942
*	Provident Financial plc	710,068	4,930
	Safestore Holdings plc	576,846	4,848
*	Firstgroup plc	3,351,280	4,835
	Workspace Group plc	374,257	4,827
	LondonMetric Property plc	1,825,680	4,819
	Vesuvius plc	588,636	4,749
	Marshalls plc	547,781	4,611
	Domino’s Pizza Group plc	1,316,643	4,605
	Games Workshop Group plc	83,306	4,526
	Coats Group plc	3,901,171	4,394
	Savills plc	371,585	4,380
*,2	Wizz Air Holdings plc	98,298	4,361
2	Sophos Group plc	931,274	4,351
*,2	Avast plc	1,092,186	4,324
	Paragon Banking Group plc	710,193	4,254
	Petrofac Ltd.	727,788	4,202
	Softcat plc	348,935	4,136
	Ultra Electronics Holdings plc	196,114	4,079
	Synthomer plc	738,243	4,043
	Essentra plc	724,272	3,994
	OneSavings Bank plc	669,546	3,807
	Greencore Group plc	1,227,968	3,684
*	Cairn Energy plc	1,630,289	3,637
2	Ibstock plc	1,065,923	3,633
	Hill & Smith Holdings plc	217,300	3,616

103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	EI Group plc	1,300,863	3,608
	J D Wetherspoon plc	201,199	3,591
	Senior plc	1,158,709	3,506
	Centamin plc	2,994,646	3,468
	Crest Nicholson Holdings plc	689,647	3,467
	Elementis plc	1,599,216	3,400
*	Daily Mail & General Trust plc	394,599	3,385
	SIG plc	1,637,407	3,239
	Brewin Dolphin Holdings plc	752,175	3,218
	Computacenter plc	202,221	3,187
	Sanne Group plc	382,699	3,130
	Hunting plc	405,334	3,115
	Dunelm Group plc	274,328	3,061
	Polypipe Group plc	532,882	3,055
	Intu Properties plc	2,470,903	3,045
	Go-Ahead Group plc	119,773	3,033
^	TalkTalk Telecom Group plc	1,853,954	3,004
	Telecom Plus plc	160,286	2,953
*	Premier Oil plc	2,250,307	2,918
^,*	Sirius Minerals plc	12,586,582	2,868
	Morgan Advanced Materials plc	778,610	2,836
	AG Barr plc	250,153	2,777
	IntegraFin Holdings plc	534,872	2,755
	Pets at Home Group plc	1,351,693	2,675
	St. Modwen Properties plc	493,608	2,649
2	Equiniti Group plc	927,748	2,600
	NewRiver REIT plc	849,588	2,547
	Restaurant Group plc	1,317,921	2,479
^,*	Metro Bank plc	252,719	2,479
2	McCarthy & Stone plc	1,475,656	2,463
	Card Factory plc	889,049	2,379
	Bank of Georgia Group plc	105,007	2,357
	Saga plc	3,053,741	2,348
	F&C Commercial Property Trust Ltd.	1,460,125	2,342
	Marston’s plc	1,761,381	2,338
	Just Group plc	2,611,375	2,333
	Ferrexpo plc	820,342	2,222
	Galliford Try plc	303,822	2,154
	Kier Group plc	437,011	2,145
2	Hastings Group Holdings plc	849,039	2,116
	Plus500 Ltd.	305,447	2,105
2	Charter Court Financial Services Group plc	448,011	2,075
*	Mitchells & Butlers plc	622,246	2,075
	UK Commercial Property REIT Ltd.	1,782,077	2,056
	Picton Property Income Ltd.	1,673,909	2,054
*	Sports Direct International plc	525,841	2,045
	Stagecoach Group plc	1,182,748	2,033
	Chesnara plc	423,273	2,026
	TBC Bank Group plc	93,724	1,990
	ITE Group plc	1,982,447	1,883
	Keller Group plc	201,369	1,849
	KCOM Group plc	1,431,360	1,827
	Mitie Group plc	1,029,435	1,762
*	Vectura Group plc	1,837,900	1,749
	Northgate plc	362,158	1,736
	NCC Group plc	750,232	1,709
	Stobart Group Ltd.	862,597	1,675
	Halfords Group plc	548,723	1,674
	Hochschild Mining plc	688,080	1,674
	De La Rue plc	290,421	1,673
	AA plc	1,724,734	1,670
	Ted Baker plc	78,931	1,660
	RPS Group plc	634,251	1,605
	Chemring Group plc	772,789	1,551

104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

				Shares	Market Value ($000)
*		Bank of Cyprus Holdings plc		942,402	1,484
		International Personal Finance plc		621,223	1,480
		PZ Cussons plc		544,000	1,455
		888 Holdings plc		746,909	1,409
2		Spire Healthcare Group plc		798,713	1,398
*		Ophir Energy plc		1,874,958	1,388
		Hansteen Holdings plc		1,126,273	1,380
^,*,2		Funding Circle Holdings plc		406,781	1,344
*		Thomas Cook Group plc		3,828,536	1,335
*		Georgia Capital plc		96,675	1,276
		Superdry plc		186,257	1,256
^,2		Amigo Holdings plc		382,284	1,241
		Dignity plc		133,511	1,241
		Helical plc		273,873	1,231
		Devro plc		473,323	1,228
		Redefine International plc		731,294	1,204
		Schroder REIT Ltd.		1,469,855	1,092
^,*		AO World plc		773,381	1,090
		Daejan Holdings plc		14,143	1,071
		Rank Group plc		492,414	1,028
*		Indivior plc		2,033,710	1,016
		Lookers plc		852,429	1,007
		Gocompare.Com Group plc		824,505	947
*		Premier Foods plc		2,010,831	929
*		Acacia Mining plc		419,900	805
		Renewi plc		1,706,660	738
2		Bakkavor Group plc		417,838	705
*		Petra Diamonds Ltd.		2,397,070	634
		Soco International plc		628,869	617
		N Brown Group plc		426,913	602
*,2		Alfa Financial Software Holdings plc		283,319	508
2		CMC Markets plc		298,667	305
^,*,§		Afren plc		1,404,272	—
*,§		Carillion plc		961,048	—
					736,634
Total Common Stocks (Cost $6,716,564)					6,557,165

		Coupon
Temporary Cash Investments (7.2%)1
Money Market Fund (7.2%)
3,4	Vanguard Market Liquidity Fund	2.545%		4,765,520	476,600

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.398%-2.411%	5/23/19	2,250	2,247
5	United States Treasury Bill	2.390%	7/5/19	400	398
					2,645
Total Temporary Cash Investments (Cost $479,196)					479,245
Total Investments (106.1%) (Cost $7,195,760)					7,036,410
Other Assets and Liabilities—Net (-6.1%)4,5					(403,362)
Net Assets (100%)					6,633,048

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $422,826,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.

105

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

April 30, 2019

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.1%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $283,192,000, representing 4.3% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $447,070,000 of collateral received for securities on loan, of which $441,833,000 is held in Vanguard Market Liquidity Fund and $5,237,000 is held in cash.
5	Securities with a value of $2,645,000 and cash of $1,527,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

106

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© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA7702 062019

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
Common Stocks (98.4%)[1]
Brazil (7.8%)
	Vale SA	37,651,877	481,079
	Petroleo Brasileiro SA	49,861,622	380,978
	Banco Bradesco SA Preference Shares	39,051,207	354,350
	Itau Unibanco Holding SA Preference Shares	39,702,491	342,540
	Ambev SA	61,832,295	291,256
	Itau Unibanco Holding SA ADR	32,394,155	280,209
	B3 SA - Brasil Bolsa Balcao	30,846,755	271,013
	Vale SA Class B ADR	17,954,991	229,465
	Banco Bradesco SA ADR	24,394,472	221,014
	Petroleo Brasileiro SA Preference Shares	31,765,986	219,626
	Itausa - Investimentos Itau SA Preference Shares	68,318,655	207,512
	Banco do Brasil SA	16,247,499	205,854
	Petroleo Brasileiro SA ADR Preference Shares	14,459,090	199,535
	Lojas Renner SA	11,149,743	133,304
	Banco Bradesco SA	16,295,057	128,828
	Suzano SA	8,999,063	93,477
*	Rumo SA	17,425,242	80,436
	Localiza Rent a Car SA	8,456,777	78,074
	JBS SA	15,464,370	77,971
	BB Seguridade Participacoes SA	10,524,936	75,855
	Ultrapar Participacoes SA	13,265,346	71,044
	IRB Brasil Resseguros SA	2,956,848	70,809
	Telefonica Brasil SA Preference Shares	5,718,956	67,923
	Raia Drogasil SA	3,583,871	63,194
*	BRF SA	7,770,014	61,528
	Kroton Educacional SA	23,271,702	57,866
	Banco Santander Brasil SA ADR	5,004,685	57,304
	Magazine Luiza SA	1,146,131	55,905
*	Equatorial Energia SA	2,667,506	55,852
	WEG SA	11,526,006	54,616
	CCR SA	17,494,966	52,158
	Lojas Americanas SA Preference Shares	12,032,158	48,238
	Notre Dame Intermedica Participacoes SA	4,969,300	44,508
	Hypera SA	6,189,327	44,323
	Cia Energetica de Minas Gerais Preference Shares	11,733,745	44,109
	Klabin SA	10,234,565	43,328
	Gerdau SA Preference Shares	11,606,862	41,885
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,673,376	41,183
	Natura Cosmeticos SA	2,849,640	37,965
	BR Malls Participacoes SA	11,912,569	37,368
	Embraer SA	7,251,482	36,321
	Cielo SA	17,394,088	34,069
	Centrais Eletricas Brasileiras SA	4,068,574	33,930
^	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,789,344	33,361
	Banco BTG Pactual SA	3,155,733	33,303
	Itau Unibanco Holding SA	4,391,092	32,868
	Ambev SA ADR	6,753,273	31,808
	Engie Brasil Energia SA	2,771,213	31,443
	Cia de Saneamento Basico do Estado de Sao Paulo	2,604,986	31,224
	Petrobras Distribuidora SA	5,124,793	30,975
	Cosan SA	2,531,127	30,255
	Cia de Saneamento do Parana	1,465,655	29,305
	Energisa SA	2,702,401	28,808
	Bradespar SA Preference Shares	3,444,519	28,023
	Sul America SA	3,514,621	27,966
	Atacadao SA	5,126,847	27,719
	Estacio Participacoes SA	3,856,796	26,734
	TIM Participacoes SA	8,961,450	26,717
	Multiplan Empreendimentos Imobiliarios SA	4,289,185	26,209
	Centrais Eletricas Brasileiras SA Preference Shares	2,937,151	25,955
	CVC Brasil Operadora e Agencia de Viagens SA	1,762,300	25,524

1

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Azul SA Prior Preference Shares	2,937,743	25,473
*	B2W Cia Digital	2,596,200	25,326
	TOTVS SA	2,167,312	24,624
	Transmissora Alianca de Energia Eletrica SA	3,466,786	23,209
	Embraer SA ADR	1,094,153	21,894
	EDP - Energias do Brasil SA	4,683,850	20,916
	Porto Seguro SA	1,492,198	20,596
	Braskem SA Preference Shares	1,682,178	20,498
	Cia Brasileira de Distribuicao ADR	801,777	19,692
	Cia Energetica de Sao Paulo Preference Shares	2,946,705	19,404
	Odontoprev SA	4,473,086	19,051
	Cia Siderurgica Nacional SA	5,027,948	18,644
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,870,700	17,878
	Banco Santander Brasil SA	1,538,200	17,657
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,882,652	17,606
	Linx SA	2,145,594	17,603
	Cia de Saneamento de Minas Gerais-COPASA	987,317	17,374
	Fleury SA	3,262,466	17,265
	MRV Engenharia e Participacoes SA	4,503,233	16,664
	Metalurgica Gerdau SA Preference Shares Class A	9,522,912	16,515
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,065,868	16,420
	Cia Siderurgica Nacional SA ADR	4,466,653	16,303
	Cia Hering	1,974,077	16,075
	Qualicorp Consultoria e Corretora de Seguros SA	3,656,864	16,041
	Braskem SA ADR	642,479	15,709
2	Hapvida Participacoes e Investimentos SA	1,975,322	15,244
^	Gerdau SA ADR	4,232,888	15,154
	M Dias Branco SA	1,410,850	14,964
^	Cia Paranaense de Energia ADR	1,353,944	14,108
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,274,982	13,165
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,910,423	13,008
	Iguatemi Empresa de Shopping Centers SA	1,330,722	12,957
	Sao Martinho SA	2,576,886	12,546
	Smiles Fidelidade SA	917,980	11,472
	TIM Participacoes SA ADR	772,546	11,441
	Alupar Investimento SA	1,886,834	11,241
	Alpargatas SA Preference Shares	2,745,301	10,957
	Duratex SA	4,309,949	10,926
*	Centrais Eletricas Brasileiras SA ADR Preference Shares	1,110,325	9,826
	Arezzo Industria e Comercio SA	751,484	9,774
	Telefonica Brasil SA ADR	804,980	9,579
	Iochpe Maxion SA	1,877,805	9,520
	Cia de Locacao das Americas	902,339	9,435
	Lojas Americanas SA	2,837,818	9,264
^	Cia Energetica de Minas Gerais ADR	2,489,705	9,212
	Light SA	1,665,789	9,002
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,458,402	8,473
	Marcopolo SA Preference Shares	8,976,085	8,058
	AES Tiete Energia SA	2,892,352	7,966
	SLC Agricola SA	738,315	7,739
	Aliansce Shopping Centers SA	1,535,394	7,440
	Grendene SA	3,632,731	6,800
	Cia Energetica de Minas Gerais	1,484,051	6,688
	EcoRodovias Infraestrutura e Logistica SA	3,097,726	6,407
2	Banco Inter SA Preference Shares	385,055	6,369
*	Marfrig Global Foods SA	3,315,473	6,189
*	BRF SA ADR	788,738	6,176
	Randon Participacoes SA Preference Shares	2,816,312	6,105
	Via Varejo SA	5,642,795	5,900
	Unipar Carbocloro SA Preference Shares	596,174	5,898
	Ez Tec Empreendimentos e Participacoes SA	979,722	5,399
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,172,998	5,310
	Guararapes Confeccoes SA	141,120	5,186
	Construtora Tenda SA	1,107,598	5,076

2

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	Ser Educacional SA	845,528	4,975
	BR Properties SA	1,995,079	4,452
	Tupy SA	861,692	3,846
*	Centrais Eletricas Brasileiras SA ADR	449,147	3,809
*	Minerva SA	1,680,039	3,599
	Movida Participacoes SA	1,140,170	3,486
	Santos Brasil Participacoes SA	3,497,322	3,398
*	Even Construtora e Incorporadora SA	2,036,700	3,381
*	Enauta Participacoes SA	960,930	3,284
	Camil Alimentos SA	1,836,600	3,232
*	Cosan Logistica SA	837,000	3,108
	Cia Paranaense de Energia	318,500	3,094
	Instituto Hermes Pardini SA	586,160	3,050
	Cia Paranaense de Energia Preference Shares	263,705	2,771
	Alliar Medicos A Frente SA	690,000	2,638
	Mahle-Metal Leve SA	380,773	2,337
	Wiz Solucoes e Corretagem de Seguros SA	1,069,619	2,234
*	Dommo Energia SA	17,203,351	2,106
	Direcional Engenharia SA	940,943	1,977
	Sonae Sierra Brasil SA	250,510	1,872
	Anima Holding SA	366,826	1,866
	Dimed SA Distribuidora da Medicamentos	19,600	1,810
	Petroleo Brasileiro SA ADR Ordinary Shares	98,235	1,496
	LOG Commercial Properties e Participacoes SA	313,179	1,401
*	Eneva SA	218,652	1,108
	Suzano SA ADR	34,626	715
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	20,457	431
	Gerdau SA	71,400	212
	Cia de Saneamento do Parana Preference Shares	6,900	25
			6,946,123
Chile (1.1%)
	Empresas COPEC SA	7,575,614	95,073
	SACI Falabella	11,426,981	84,355
	Banco de Chile	456,106,438	66,918
	Empresas CMPC SA	17,672,956	59,487
	Banco de Credito e Inversiones SA	720,540	47,975
	Latam Airlines Group SA	4,465,045	44,281
	Enel Americas SA	248,403,892	43,589
	Cencosud SA	21,522,661	40,834
	Banco Santander Chile ADR	1,359,198	38,058
	Enel Americas SA ADR	4,034,243	35,259
	Cia Cervecerias Unidas SA	2,502,637	34,585
	Banco Santander Chile	479,904,527	33,727
	Enel Chile SA	305,936,276	30,828
	Aguas Andinas SA Class A	50,587,574	29,128
	Itau CorpBanca	3,088,225,139	27,586
	Colbun SA	122,430,846	27,368
^	Sociedad Quimica y Minera de Chile SA ADR	759,369	27,064
*	Parque Arauco SA	9,735,854	26,880
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	727,061	25,923
	Empresa Nacional de Telecomunicaciones SA	2,309,501	24,185
	CAP SA	1,287,725	14,712
	Vina Concha y Toro SA	6,766,600	14,247
	AES Gener SA	46,178,693	12,545
	Embotelladora Andina SA Preference Shares	3,495,513	12,479
	Ripley Corp. SA	13,449,613	11,583
	SONDA SA	6,568,941	10,248
	Enel Chile SA ADR	1,803,817	9,073
	Inversiones La Construccion SA	515,556	9,012
	Inversiones Aguas Metropolitanas SA	5,612,772	8,659
	Engie Energia Chile SA	4,158,907	7,976
*	Cia Sud Americana de Vapores SA	216,652,994	6,916
	Plaza SA	2,500,000	5,980
*	Salfacorp SA	4,329,768	5,653

3

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	Latam Airlines Group SA ADR	501,726	4,927
*	SMU SA	11,073,267	2,922
	Besalco SA	2,833,463	2,605
	Forus SA	505,914	1,315
	Sociedad de Inversiones Oro Blanco SA	47,024,849	257
*	Multiexport Foods SA	29,302	17
			984,229
China (35.3%)
	Tencent Holdings Ltd.	89,676,302	4,419,935
*	Alibaba Group Holding Ltd. ADR	18,409,399	3,416,232
	China Construction Bank Corp.	1,408,012,813	1,241,256
	Ping An Insurance Group Co. of China Ltd.	81,938,649	991,840
	Industrial & Commercial Bank of China Ltd.	1,238,516,782	931,563
	China Mobile Ltd.	83,027,229	792,196
*	Baidu Inc. ADR	4,341,771	721,733
	Bank of China Ltd.	1,212,987,115	579,208
	CNOOC Ltd.	248,806,383	451,916
*	JD.com Inc. ADR	12,512,902	378,766
	China Life Insurance Co. Ltd.	117,853,134	334,893
^	China Merchants Bank Co. Ltd.	66,681,565	330,008
	NetEase Inc. ADR	1,120,352	318,774
	China Petroleum & Chemical Corp.	409,940,266	315,125
*	Ctrip.com International Ltd. ADR	5,989,182	263,823
	Agricultural Bank of China Ltd.	499,265,503	230,753
	China Overseas Land & Investment Ltd.	60,068,741	225,057
*,^,2	Xiaomi Corp. Class B	142,757,120	219,408
*	New Oriental Education & Technology Group Inc. ADR	2,151,962	205,426
	PetroChina Co. Ltd.	307,284,827	194,786
*	TAL Education Group ADR	5,009,551	192,717
	Country Garden Holdings Co. Ltd.	115,993,469	186,919
	China Resources Land Ltd.	41,986,325	182,857
	China Pacific Insurance Group Co. Ltd.	44,184,562	181,328
	Sunac China Holdings Ltd.	34,667,666	178,663
	Geely Automobile Holdings Ltd.	75,985,643	153,064
	Shenzhou International Group Holdings Ltd.	11,294,533	151,808
2	China Tower Corp. Ltd.	549,326,566	148,723
	CSPC Pharmaceutical Group Ltd.	68,694,180	132,596
	ANTA Sports Products Ltd.	18,822,405	132,381
	Sunny Optical Technology Group Co. Ltd.	10,227,945	125,120
	China Shenhua Energy Co. Ltd.	55,543,400	122,943
	PICC Property & Casualty Co. Ltd.	105,962,207	119,052
	Anhui Conch Cement Co. Ltd.	19,188,135	117,121
	Bank of Communications Co. Ltd.	135,737,729	114,485
	China Resources Beer Holdings Co. Ltd.	24,668,084	112,867
	China Telecom Corp. Ltd.	216,995,743	112,465
	ENN Energy Holdings Ltd.	11,893,007	112,401
	CITIC Ltd.	76,414,026	111,278
	China Unicom Hong Kong Ltd.	92,463,981	109,789
*	58.com Inc. ADR	1,516,151	108,844
	China Evergrande Group	33,847,057	108,546
	China Vanke Co. Ltd.	26,639,400	103,073
	ZTO Express Cayman Inc. ADR	5,141,628	102,473
*,^	Autohome Inc. ADR	870,305	100,512
	Hengan International Group Co. Ltd.	11,135,982	97,908
	Sino Biopharmaceutical Ltd.	100,532,963	96,792
	Longfor Group Holdings Ltd.	25,462,601	94,149
	China Minsheng Banking Corp. Ltd.	123,976,554	93,175
	CITIC Securities Co. Ltd.	42,574,087	92,281
2	Postal Savings Bank of China Co. Ltd.	144,400,010	87,872
	China Conch Venture Holdings Ltd.	25,604,018	86,548
*,2	Wuxi Biologics Cayman Inc.	8,570,679	86,350
	Guangdong Investment Ltd.	45,998,427	86,048
	China Gas Holdings Ltd.	25,356,637	81,793
	China CITIC Bank Corp. Ltd.	126,490,066	81,164

4

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Kweichow Moutai Co. Ltd. Class A (XSSC)	548,130	79,265
	Haitong Securities Co. Ltd.	61,019,350	78,696
	New China Life Insurance Co. Ltd.	14,059,305	77,973
^	BYD Co. Ltd.	11,409,156	77,852
	China Communications Construction Co. Ltd.	74,267,670	71,533
*	Alibaba Health Information Technology Ltd.	58,593,912	70,182
	China Taiping Insurance Holdings Co. Ltd.	22,987,000	69,906
	Huazhu Group Ltd. ADR	1,640,988	69,578
	Sinopharm Group Co. Ltd.	16,886,825	66,370
*	BeiGene Ltd. ADR	518,002	64,351
	CRRC Corp. Ltd.	70,124,812	61,259
*	SINA Corp.	967,809	60,914
	China Resources Gas Group Ltd.	12,685,215	58,881
	China Jinmao Holdings Group Ltd.	90,510,771	58,685
*	Vipshop Holdings Ltd. ADR	6,668,431	57,415
	China National Building Material Co. Ltd.	61,244,673	57,001
	China Everbright International Ltd.	57,456,907	56,339
	Shimao Property Holdings Ltd.	18,411,923	56,120
*,^	Meituan Dianping Class B	7,647,889	55,700
	Guangzhou Automobile Group Co. Ltd.	51,606,820	55,582
*,^	Weibo Corp. ADR	807,090	55,286
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	55,248
	Haier Electronics Group Co. Ltd.	19,315,535	55,222
	Fosun International Ltd.	35,477,125	55,110
*	YY Inc. ADR	646,646	54,713
	Momo Inc. ADR	1,549,652	54,346
	Kweichow Moutai Co. Ltd. Class A (XSHG)	366,461	52,994
*,2	People’s Insurance Co. Group of China Ltd.	127,895,422	52,372
	Brilliance China Automotive Holdings Ltd.	43,047,099	47,418
2	CGN Power Co. Ltd.	178,726,514	47,154
	Kunlun Energy Co. Ltd.	43,615,541	46,135
	Beijing Enterprises Water Group Ltd.	74,130,691	45,998
*	Li Ning Co. Ltd.	25,204,480	45,789
*	Alibaba Pictures Group Ltd.	200,239,250	45,006
	Weichai Power Co. Ltd.	27,200,294	44,536
*,^	iQIYI Inc. ADR	2,005,279	44,337
	Beijing Enterprises Holdings Ltd.	8,209,767	43,744
	Dongfeng Motor Group Co. Ltd.	44,974,430	43,693
2	Huatai Securities Co. Ltd.	22,938,528	43,230
	Kingdee International Software Group Co. Ltd.	34,841,154	42,766
^	Great Wall Motor Co. Ltd.	52,233,375	42,534
	China Resources Power Holdings Co. Ltd.	29,551,149	41,351
	TravelSky Technology Ltd.	15,997,867	41,148
*	China Biologic Products Holdings Inc.	407,465	40,852
	Zhuzhou CRRC Times Electric Co. Ltd.	8,003,359	40,659
	China Merchants Port Holdings Co. Ltd.	20,087,581	40,630
	Huaneng Power International Inc.	63,249,822	40,490
	China Railway Group Ltd.	50,999,604	40,227
	China Cinda Asset Management Co. Ltd.	149,611,276	39,900
2	China Galaxy Securities Co. Ltd.	60,169,875	39,426
	China Railway Construction Corp. Ltd.	33,043,689	39,045
	Far East Horizon Ltd.	34,492,130	38,341
	Yangzijiang Shipbuilding Holdings Ltd.	33,017,998	38,175
	GF Securities Co. Ltd. Class A (XSHE)	16,187,255	37,434
*,^	Pinduoduo Inc. ADR	1,679,686	37,339
	Yihai International Holding Ltd.	7,478,328	36,939
	China Longyuan Power Group Corp. Ltd.	53,461,493	36,867
	Kingboard Holdings Ltd.	11,158,108	36,381
2	China International Capital Corp. Ltd.	16,692,340	35,903
	ZTE Corp.	11,222,839	35,778
	Zijin Mining Group Co. Ltd.	91,462,097	35,729
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	41,334,279	35,682
	CIFI Holdings Group Co. Ltd.	52,921,897	35,167
2	China Resources Pharmaceutical Group Ltd.	24,651,126	35,079

5

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
2	3SBio Inc.	18,863,586	34,877
	China Resources Cement Holdings Ltd.	34,617,076	34,709
	Kingsoft Corp. Ltd.	13,450,478	34,452
*,^	Genscript Biotech Corp.	13,355,400	34,091
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	33,966
*	Country Garden Services Holdings Co. Ltd.	18,315,331	33,829
	Agile Group Holdings Ltd.	22,357,226	33,777
	Midea Group Co. Ltd. Class A (XSHE)	4,332,991	33,734
	Air China Ltd.	28,152,808	33,577
*	51job Inc. ADR	357,452	33,007
*,2	China Huarong Asset Management Co. Ltd.	153,164,113	32,847
2	Guotai Junan Securities Co. Ltd.	15,315,736	32,720
	Guangzhou R&F Properties Co. Ltd.	16,286,736	32,401
	China Communications Services Corp. Ltd.	40,014,821	32,273
	Yanzhou Coal Mining Co. Ltd.	30,090,023	32,125
	China Hongqiao Group Ltd.	38,502,000	31,739
	Future Land Development Holdings Ltd.	26,515,509	31,621
	China Oilfield Services Ltd.	29,300,348	31,378
	Shenzhen International Holdings Ltd.	14,337,408	30,992
	Gree Electric Appliances Inc. of Zhuhai Class A	3,661,200	30,204
	Industrial Bank Co. Ltd. Class A (XSSC)	10,091,665	29,885
*	GDS Holdings Ltd. ADR	762,470	29,835
	Tsingtao Brewery Co. Ltd.	4,586,736	29,259
	China State Construction International Holdings Ltd.	28,095,728	29,159
	COSCO SHIPPING Ports Ltd.	28,511,359	28,437
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	15,675,875	27,896
	Jiangsu Expressway Co. Ltd.	19,564,066	27,860
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,008,109	27,545
	Chongqing Rural Commercial Bank Co. Ltd.	46,960,539	27,470
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,996,726	27,218
	China Merchants Bank Co. Ltd. Class A (XSSC)	5,285,593	27,091
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	27,019
	Shandong Weigao Group Medical Polymer Co. Ltd.	27,378,044	26,913
	China Everbright Bank Co. Ltd.	54,397,956	26,868
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	26,569
	Jiangxi Copper Co. Ltd.	20,005,722	26,537
	Zhongsheng Group Holdings Ltd.	9,997,866	26,302
	Logan Property Holdings Co. Ltd.	16,431,165	26,148
	China Southern Airlines Co. Ltd.	29,759,638	25,872
	Sinopec Shanghai Petrochemical Co. Ltd.	57,114,131	25,869
	China Everbright Ltd.	14,107,100	25,718
	Zhejiang Expressway Co. Ltd.	23,127,763	24,807
	Beijing Capital International Airport Co. Ltd.	26,838,447	23,891
	Yuexiu Property Co. Ltd.	101,625,662	23,589
	KWG Group Holdings Ltd.	20,089,297	23,562
	AviChina Industry & Technology Co. Ltd.	39,993,110	23,534
2	Luye Pharma Group Ltd.	25,902,456	23,494
2	Dali Foods Group Co. Ltd.	32,974,548	23,419
*	COSCO SHIPPING Holdings Co. Ltd.	50,320,158	23,408
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	23,397
	Haitian International Holdings Ltd.	9,257,180	23,213
	Sinotruk Hong Kong Ltd.	10,671,967	23,167
	Nine Dragons Paper Holdings Ltd.	24,909,910	23,055
	China Oriental Group Co. Ltd.	37,440,736	22,991
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,033,843	22,764
*	Aluminum Corp. of China Ltd.	58,408,237	22,719
	China Aoyuan Group Ltd.	18,615,071	22,596
	China Yangtze Power Co. Ltd. Class A	8,999,991	22,554
	Shenzhen Investment Ltd.	56,381,262	22,435
	China Molybdenum Co. Ltd.	59,455,171	22,430
2	Sinopec Engineering Group Co. Ltd.	23,184,064	22,420
	Huaneng Renewables Corp. Ltd.	76,992,649	22,194
	BYD Electronic International Co. Ltd.	12,197,529	21,868
	China Traditional Chinese Medicine Holdings Co. Ltd.	38,228,802	21,700

6

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Huatai Securities Co. Ltd. Class A (XSSC)	7,039,997	21,353
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	21,227
*	China First Capital Group Ltd.	50,326,535	21,182
	Sino-Ocean Group Holding Ltd.	46,832,589	21,039
*,^	GOME Retail Holdings Ltd.	178,786,708	20,533
	SSY Group Ltd.	21,465,775	20,333
	China Power International Development Ltd.	75,577,063	20,137
	CSC Financial Co. Ltd. Class A	5,789,277	20,133
2	China Merchants Securities Co. Ltd.	14,651,997	20,057
*,2	Haidilao International Holding Ltd.	5,173,000	19,941
	China Vanke Co. Ltd. Class A	4,615,797	19,828
	Lee & Man Paper Manufacturing Ltd.	24,018,227	19,495
	China Eastern Airlines Corp. Ltd.	27,358,558	19,441
	Bank of China Ltd. Class A (XSSC)	33,432,100	19,319
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	1,954,183	19,094
	China Reinsurance Group Corp.	93,171,940	19,011
2	China Railway Signal & Communication Corp. Ltd.	25,527,798	18,745
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	5,152,493	18,614
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	18,521
	Shanghai Industrial Holdings Ltd.	7,859,909	18,487
	Sihuan Pharmaceutical Holdings Group Ltd.	67,838,195	18,279
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	19,942,133	18,166
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,860,732	18,151
*,^	Baozun Inc. ADR	362,990	17,605
	China Medical System Holdings Ltd.	19,569,584	17,384
	Kingboard Laminates Holdings Ltd.	16,352,799	17,198
	Shanghai Electric Group Co. Ltd.	43,923,315	17,145
2	Legend Holdings Corp.	6,153,714	16,785
	Chinasoft International Ltd.	29,185,155	16,683
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	16,513
	Agricultural Bank of China Ltd. Class A (XSSC)	29,002,995	16,205
*,^	BEST Inc. ADR	2,730,239	16,190
^	Fanhua Inc. ADR	622,901	16,183
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	15,970
	China Coal Energy Co. Ltd.	35,946,653	15,869
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	5,635,100	15,776
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,029,825	15,725
2	BAIC Motor Corp. Ltd.	22,366,593	15,701
*,^	Health & Happiness H&H International Holdings Ltd.	2,550,201	15,664
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	15,161
	Orient Securities Co. Ltd. Class A (XSSC)	9,084,322	15,085
	SAIC Motor Corp. Ltd. Class A (XSSC)	3,705,029	15,070
	Yuzhou Properties Co. Ltd.	28,425,926	15,024
	Poly Property Group Co. Ltd.	35,198,038	14,768
	China Water Affairs Group Ltd.	14,322,149	14,728
	Sinotrans Ltd.	35,775,836	14,700
	COSCO SHIPPING Energy Transportation Co. Ltd.	22,584,261	14,602
*,^,2	China Literature Ltd.	3,203,364	14,578
	Metallurgical Corp. of China Ltd.	51,748,885	14,324
	Shenzhen Expressway Co. Ltd.	11,663,170	14,206
*,^	Canadian Solar Inc.	704,233	14,071
	Kaisa Group Holdings Ltd.	33,022,049	14,022
*,^	Bilibili Inc. ADR	787,291	14,014
	Times China Holdings Ltd.	7,658,884	13,907
2	Hua Hong Semiconductor Ltd.	5,857,188	13,883
	Fufeng Group Ltd.	26,023,495	13,788
	Tong Ren Tang Technologies Co. Ltd.	9,847,132	13,671
	China Life Insurance Co. Ltd. Class A	3,029,098	13,639
	Datang International Power Generation Co. Ltd.	52,574,046	13,611
^	Xinjiang Goldwind Science & Technology Co. Ltd.	12,440,890	13,588
	China Yongda Automobiles Services Holdings Ltd.	13,939,652	13,538
*,^	GCL-Poly Energy Holdings Ltd.	189,392,171	13,534
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,040,732	13,524
^	Fullshare Holdings Ltd.	120,041,870	13,468

7

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Angang Steel Co. Ltd.	19,913,733	13,399
	Hollysys Automation Technologies Ltd.	626,304	13,109
	Zhaojin Mining Industry Co. Ltd.	15,058,167	12,973
	Muyuan Foodstuff Co. Ltd. Class A	1,352,534	12,844
	Bank of Shanghai Co. Ltd. Class A	6,813,893	12,827
^	China Zhongwang Holdings Ltd.	23,372,619	12,763
*	Ausnutria Dairy Corp. Ltd.	7,888,000	12,712
	BBMG Corp.	35,938,781	12,658
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	12,429
*	Jiangxi Bank Co. Ltd.	15,482,000	12,426
	Hopson Development Holdings Ltd.	11,263,434	12,368
2	Fu Shou Yuan International Group Ltd.	14,398,913	12,355
	Bank of Ningbo Co. Ltd. Class A	3,591,770	12,222
	Poly Developments and Holdings Group Co. Ltd. Class A (XSSC)	6,067,580	12,167
	China Overseas Property Holdings Ltd.	25,506,311	12,071
	China Overseas Grand Oceans Group Ltd.	22,514,142	12,006
	Bosideng International Holdings Ltd.	43,527,764	11,983
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,439,300	11,967
*,^	NIO Inc. ADR	2,458,600	11,924
	Industrial Bank Co. Ltd. Class A (XSHG)	3,996,701	11,836
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	2,563,592	11,816
	Maanshan Iron & Steel Co. Ltd.	25,630,033	11,814
	China Agri-Industries Holdings Ltd.	36,556,908	11,783
	Dongyue Group Ltd.	16,120,339	11,752
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,347,382	11,651
	Luxshare Precision Industry Co. Ltd. Class A	2,990,708	11,604
	Qingdao Haier Co. Ltd. Class A (XSSC)	4,539,212	11,596
*	Zai Lab Ltd. ADR	434,251	11,573
	NetDragon Websoft Holdings Ltd.	3,964,138	11,525
	China Petroleum & Chemical Corp. Class A	13,470,519	11,352
	Powerlong Real Estate Holdings Ltd.	23,239,277	11,319
*,2	Qingdao Port International Co. Ltd.	16,144,915	11,214
*	SOHO China Ltd.	30,891,530	11,205
	Shenwan Hongyuan Group Co. Ltd. Class A	14,548,981	11,110
	China BlueChemical Ltd.	32,006,568	10,909
	Wuxi Little Swan Co. Ltd. Class A	1,264,665	10,838
	Huadian Power International Corp. Ltd.	25,356,909	10,834
*,2	Meitu Inc.	29,423,936	10,828
	Greatview Aseptic Packaging Co. Ltd.	17,730,219	10,796
	China Lesso Group Holdings Ltd.	15,223,317	10,780
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,102,536	10,773
	Greentown China Holdings Ltd.	11,831,219	10,726
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	10,722
	Aier Eye Hospital Group Co. Ltd. Class A	1,927,527	10,691
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	10,671
^	China Maple Leaf Educational Systems Ltd.	22,518,538	10,533
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,589,465	10,533
	Lonking Holdings Ltd.	30,682,868	10,433
	China United Network Communications Ltd. Class A (XSSC)	10,505,024	10,411
*	COSCO SHIPPING Development Co. Ltd.	76,293,529	10,316
	Yanlord Land Group Ltd.	9,572,660	10,283
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	17,389,210	10,255
	Greentown Service Group Co. Ltd.	11,763,893	10,153
*	Sohu.com Ltd. ADR	490,792	10,145
*	21Vianet Group Inc. ADR	1,290,368	10,142
	Tianneng Power International Ltd.	10,797,156	10,139
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	10,128
2	Red Star Macalline Group Corp. Ltd.	10,652,264	10,100
^	China International Marine Containers Group Co. Ltd.	7,974,715	10,058
*	Ronshine China Holdings Ltd.	7,292,308	10,043
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	9,968
	CIMC Enric Holdings Ltd.	10,179,019	9,916
	Suning.com Co. Ltd. Class A (XSHE)	5,278,922	9,903
	China Everbright Bank Co. Ltd. Class A (XSSC)	15,838,703	9,812

8

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	BOE Technology Group Co. Ltd. Class B	27,278,943	9,797
	Luzhou Laojiao Co. Ltd. Class A	820,599	9,497
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,763,527	9,483
2	Genertec Universal Medical Group Co. Ltd.	11,782,668	9,395
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,581,661	9,393
*	HengTen Networks Group Ltd.	327,635,107	9,388
	China SCE Group Holdings Ltd.	19,782,301	9,350
	Yuexiu Transport Infrastructure Ltd.	11,438,501	9,322
	China Dongxiang Group Co. Ltd.	62,877,360	9,307
	Huadian Fuxin Energy Corp. Ltd.	42,966,912	9,253
*	Digital China Holdings Ltd.	19,249,894	9,184
	GF Securities Co. Ltd. Class A (XSEC)	3,916,900	9,058
	Skyworth Digital Holdings Ltd.	30,473,899	9,009
*,^	CAR Inc.	10,908,796	8,836
	Bank of Communications Co. Ltd. Class A (XSSC)	9,488,573	8,826
*	ZTE Corp. Class A (XSEC)	1,839,678	8,798
*	Noah Holdings Ltd. ADR	161,760	8,790
^	Oshidori International Holdings Ltd.	55,230,783	8,753
	Shanghai International Airport Co. Ltd. Class A (XSSC)	832,867	8,744
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	8,743
	China ZhengTong Auto Services Holdings Ltd.	15,752,264	8,738
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	8,726
	PetroChina Co. Ltd. Class A	7,896,690	8,673
^	China Education Group Holdings Ltd.	5,557,724	8,624
*,§,2	Tianhe Chemicals Group Ltd.	57,304,542	8,547
	SF Holding Co. Ltd. Class A	1,701,724	8,353
*,2	A-Living Services Co. Ltd.	5,197,663	8,297
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	8,155
*,^	CMBC Capital Holdings Ltd.	241,043,412	8,152
	Xtep International Holdings Ltd.	14,224,791	8,110
	China Resources Medical Holdings Co. Ltd.	11,107,789	8,075
	China Suntien Green Energy Corp. Ltd.	27,973,823	8,057
	Wens Foodstuffs Group Co. Ltd.	1,318,619	8,048
*	Zhongyu Gas Holdings Ltd.	8,593,000	8,045
*	Sany Heavy Equipment International Holdings Co. Ltd.	16,712,954	7,995
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	7,927
	CRRC Corp. Ltd. Class A (XSSC)	6,160,753	7,907
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	519,852	7,896
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	7,883
	BOE Technology Group Co. Ltd. Class A (XSHE)	14,633,654	7,848
	China Lilang Ltd.	7,497,865	7,822
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,325,573	7,810
*,^	JinkoSolar Holding Co. Ltd. ADR	401,217	7,808
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	8,573,431	7,778
*	Beijing Capital Land Ltd.	18,385,643	7,712
^	Jiayuan International Group Ltd.	17,213,853	7,704
	Sinopec Kantons Holdings Ltd.	17,148,976	7,663
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	7,634
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	7,613
	Guangshen Railway Co. Ltd.	21,121,093	7,575
	New China Life Insurance Co. Ltd. Class A (XSSC)	885,186	7,558
	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	8,880,500	7,481
	Weichai Power Co. Ltd. Class A (XSEC)	4,072,000	7,475
	China National Nuclear Power Co. Ltd. Class A	8,479,747	7,468
	Bank of Beijing Co. Ltd. Class A (XSSC)	7,834,785	7,417
	Daqin Railway Co. Ltd. Class A (XSSC)	5,852,648	7,407
^	Zhenro Properties Group Ltd.	10,699,508	7,379
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	7,275
	China CITIC Bank Corp. Ltd. Class A (XSSC)	7,774,118	7,266
	Vinda International Holdings Ltd.	3,721,804	7,167
*,^,2	China Logistics Property Holdings Co. Ltd.	18,848,409	7,140
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	7,097
*	Lifetech Scientific Corp.	33,477,059	7,055
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,704,874	7,045

9

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,332,150	7,041
	Texhong Textile Group Ltd.	5,166,469	7,000
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,499,568	6,998
	Landing International Development Ltd.	21,723,132	6,943
^,2	Zhou Hei Ya International Holdings Co. Ltd.	13,156,404	6,935
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	6,931
	China Machinery Engineering Corp.	14,175,261	6,869
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,295	6,799
*	Skyfame Realty Holdings Ltd.	41,297,804	6,796
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,726,159	6,738
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	6,581
	Shandong Chenming Paper Holdings Ltd. Class B	12,912,357	6,571
	China South City Holdings Ltd.	42,699,258	6,480
	China Railway Construction Corp. Ltd. Class A (XSSC)	3,990,577	6,429
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,183,415	6,391
	Harbin Electric Co. Ltd.	11,901,875	6,375
	Bank of Beijing Co. Ltd. Class A (XSHG)	6,704,962	6,347
	Huaxia Bank Co. Ltd. Class A (XSSC)	5,253,414	6,260
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,144,827	6,250
*	Qudian Inc. ADR	886,603	6,242
2	China Yuhua Education Corp. Ltd.	13,945,676	6,239
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	3,136,634	6,233
*	East Money Information Co. Ltd. Class A (XSEC)	2,555,400	6,227
	China Tian Lun Gas Holdings Ltd.	5,981,500	6,223
	Everbright Securities Co. Ltd. Class A (XSSC)	3,363,510	6,219
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	6,179
*	Jinchuan Group International Resources Co. Ltd.	66,294,000	6,175
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	6,164
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,319,438	6,161
	TCL Electronics Holdings Ltd.	11,481,329	6,152
	CSG Holding Co. Ltd. Class B	17,563,848	6,115
	JNBY Design Ltd.	3,094,500	6,115
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	1,255,976	6,108
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	6,095
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	6,077
	Anhui Expressway Co. Ltd.	8,976,097	6,069
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	6,024
	Huadong Medicine Co. Ltd. Class A	1,152,039	5,973
*	Contemporary Amperex Technology Co. Ltd. Class A	503,200	5,969
	New Hope Liuhe Co. Ltd. Class A (XSEC)	2,293,521	5,890
	Huaxin Cement Co. Ltd. Class B	1,992,230	5,863
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	441,936	5,861
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	5,858
	Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	5,842
^	Tongda Group Holdings Ltd.	53,241,919	5,772
	Q Technology Group Co. Ltd.	5,584,424	5,765
	Shaanxi Coal Industry Co. Ltd. Class A	4,300,834	5,765
*	Dongfang Electric Corp. Ltd.	7,521,133	5,747
*	Aluminum Corp. of China Ltd. Class A	9,203,700	5,704
	Beijing Jingneng Clean Energy Co. Ltd.	28,321,531	5,676
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	5,647
*	Hi Sun Technology China Ltd.	32,769,186	5,644
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,610,116	5,631
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,076,413	5,601
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	5,594
	PAX Global Technology Ltd.	11,960,436	5,586
	Chongqing Zhifei Biological Products Co. Ltd. Class A	871,236	5,582
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	1,651,489	5,573
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	5,553
*	Kasen International Holdings Ltd.	6,829,000	5,548
	Aisino Corp. Class A	1,461,426	5,532
	NARI Technology Co. Ltd. Class A (XSHG)	1,863,373	5,516
*,^,§	Hanergy Thin Film Power Group Ltd.	206,154,000	5,508
2	Shanghai Haohai Biological Technology Co. Ltd.	852,000	5,467

10

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,§	SMI Holdings Group Ltd.	18,314,748	5,463
*,2	Haichang Ocean Park Holdings Ltd.	25,631,362	5,433
^	Sichuan Expressway Co. Ltd.	16,228,276	5,421
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	5,383
*	Bitauto Holdings Ltd. ADR	419,140	5,382
	Shenzhen Inovance Technology Co. Ltd. Class A	1,434,119	5,363
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,334,003	5,358
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,356
2	Ozner Water International Holding Ltd.	26,369,767	5,348
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,333,892	5,279
	Yuexiu REIT	7,780,000	5,256
	Changchun High & New Technology Industry Group Inc. Class A	115,934	5,237
*	ZTE Corp. Class A (XSHE)	1,094,565	5,235
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,777,408	5,229
	China Foods Ltd.	13,171,153	5,163
*	Foxconn Industrial Internet Co. Ltd. Class A	2,246,400	5,147
	Yonghui Superstores Co. Ltd. Class A (XSSC)	3,529,775	5,124
*	Walvax Biotechnology Co. Ltd. Class A	1,265,157	5,122
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,194,312	5,092
	Iflytek Co. Ltd. Class A (XSHE)	1,044,759	5,019
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	4,979
	Central China Securities Co. Ltd.	19,260,324	4,966
	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	4,966
	Zhejiang Supor Co. Ltd. Class A	492,919	4,957
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,112,916	4,850
	Songcheng Performance Development Co. Ltd. Class A	1,443,362	4,841
	Wasion Holdings Ltd.	9,458,867	4,830
	China Oil & Gas Group Ltd.	78,067,003	4,787
2	Redco Group	11,907,640	4,758
	Guosen Securities Co. Ltd. Class A	2,592,241	4,753
	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,735
	Bank of Chongqing Co. Ltd.	7,257,786	4,713
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,705
*	Consun Pharmaceutical Group Ltd.	6,692,000	4,694
	Dah Chong Hong Holdings Ltd.	12,812,570	4,689
	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	4,688
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	4,684
	Chaowei Power Holdings Ltd.	10,165,924	4,679
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	3,899,232	4,678
*,^	Comba Telecom Systems Holdings Ltd.	19,084,130	4,660
	Air China Ltd. Class A (XSHG)	3,077,214	4,642
^	China High Speed Transmission Equipment Group Co. Ltd.	6,112,934	4,634
*,^,2	China Metal Resources Utilization Ltd.	9,453,587	4,629
*	Leyou Technologies Holdings Ltd.	16,130,765	4,629
	Greenland Holdings Group Co. Ltd. Class A	4,164,281	4,622
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,611
	Xingda International Holdings Ltd.	14,487,093	4,603
	Livzon Pharmaceutical Group Inc. Class A	905,293	4,591
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,214,262	4,573
	Huaneng Power International Inc. Class A (XSSC)	4,530,197	4,541
	West China Cement Ltd.	32,316,438	4,540
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	997,759	4,539
	China Railway Group Ltd. Class A (XSSC)	4,332,414	4,531
^	CITIC Resources Holdings Ltd.	47,925,718	4,528
*	Mango Excellent Media Co. Ltd. Class A	717,900	4,523
	Bank of Guiyang Co. Ltd. Class A	2,204,948	4,511
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	4,496
*	Beijing Enterprises Clean Energy Group Ltd.	278,477,198	4,477
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	661,594	4,473
	China Shineway Pharmaceutical Group Ltd.	4,456,885	4,457
*,^	O-Net Technologies Group Ltd.	7,656,238	4,454
	Bank of Nanjing Co. Ltd. Class A (XSSC)	3,452,568	4,449
	TCL Corp. Class A	8,341,322	4,446
	Shandong Pharmaceutical Glass Co. Ltd. Class A	1,067,094	4,436

11

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	4,419
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	4,418
2	China Everbright Greentech Ltd.	5,989,814	4,404
	Changjiang Securities Co. Ltd. Class A	3,752,924	4,396
	Hangzhou Tigermed Consulting Co. Ltd. Class A	444,373	4,383
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	575,686	4,360
*	Fang Holdings Ltd. ADR	2,866,566	4,357
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	4,974,800	4,355
	Hengli Petrochemical Co. Ltd. Class A	1,637,536	4,325
*	Changyou.com Ltd. ADR	221,639	4,311
	Lomon Billions Group Co. Ltd. Class A	1,848,707	4,309
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	995,802	4,307
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	4,299
	Shanghai Electric Group Co. Ltd. Class A	4,865,893	4,271
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,269
	Shenzhen Airport Co. Ltd. Class A	3,197,284	4,251
*,§	Coolpad Group Ltd.	46,294,028	4,249
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	4,229
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	4,213
	Poly Developments and Holdings Group Co. Ltd. Class A (XSHG)	2,095,452	4,202
	STO Express Co. Ltd. Class A	1,175,776	4,201
	Yango Group Co. Ltd. Class A	4,124,783	4,190
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	2,021,530	4,183
*	China Enterprise Co. Ltd. Class A	4,405,029	4,160
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,148
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	16,677,780	4,132
	Jinke Properties Group Co. Ltd. Class A	3,657,625	4,130
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	4,127
*	Zhuguang Holdings Group Co. Ltd.	26,106,000	4,101
	NanJi E-Commerce Co. Ltd. Class A	2,307,043	4,095
*,^	Sinofert Holdings Ltd.	32,860,032	4,065
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	4,061
	Grandblue Environment Co. Ltd. Class A (XSSC)	1,700,460	4,051
	Shanghai Huayi Group Co. Ltd. Class B	4,398,334	4,049
	Wisdom Education International Holdings Co. Ltd.	6,868,000	4,038
	Gemdale Corp. Class A (XSSC)	2,233,107	4,029
*,^	Sinopec Oilfield Service Corp.	30,046,608	4,023
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	15,908,157	4,018
	Sinosoft Technology Group Ltd.	11,227,652	4,014
	Shanghai Haixin Group Co. Class B	8,385,119	4,000
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	3,997
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	1,761,572	3,996
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	921,650	3,995
*,^	E-House China Enterprise Holdings Ltd.	3,074,700	3,995
	Greenland Hong Kong Holdings Ltd.	9,710,314	3,992
	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	3,981
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	3,934
	Beijing North Star Co. Ltd.	9,891,813	3,926
	Youngor Group Co. Ltd. Class A (XSSC)	2,771,052	3,925
^	Tiangong International Co. Ltd.	14,859,224	3,922
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,915
	Founder Securities Co. Ltd. Class A (XSSC)	3,762,813	3,904
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	3,899
	China Power Clean Energy Development Co. Ltd.	5,711,691	3,897
	Beijing Yanjing Brewery Co. Ltd. Class A	3,536,580	3,874
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	3,868
	China Fangda Group Co. Ltd. Class B	7,946,483	3,861
	Tianqi Lithium Corp. Class A (XSHE)	872,836	3,846
	Bank of Jiangsu Co. Ltd. Class A	3,524,913	3,845
	Shandong Airlines Co. Ltd. Class B	2,960,917	3,821
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	821,807	3,805
2	Cosmo Lady China Holdings Co. Ltd.	12,312,105	3,802
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	2,672,018	3,790
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,671,947	3,787

12

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Livzon Pharmaceutical Group Inc.	1,040,887	3,786
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	3,785
^	Grand Baoxin Auto Group Ltd.	10,789,691	3,781
*	Bank of Changsha Co. Ltd. Class A	2,389,688	3,766
	BYD Co. Ltd. Class A (XSEC)	444,238	3,758
	Sunwoda Electronic Co. Ltd. Class A	1,881,380	3,755
*	AVIC Shenyang Aircraft Co. Ltd. Class A	822,090	3,749
*,^	Sogou Inc. ADR	652,960	3,715
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	3,680
	Concord New Energy Group Ltd.	74,664,071	3,664
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	3,644
*,^	Wise Talent Information Technology Co. Ltd.	1,383,600	3,624
*	China Modern Dairy Holdings Ltd.	24,097,299	3,617
	Shanghai Industrial Urban Development Group Ltd.	18,046,816	3,614
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	3,800,438	3,614
	Shanghai Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,140,114	3,608
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	3,595
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	3,586
	Yunda Holding Co. Ltd. Class A	635,623	3,559
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,539,913	3,558
	Avic Capital Co. Ltd. Class A (XSSC)	4,125,848	3,545
*	East Money Information Co. Ltd. Class A (XSHE)	1,453,548	3,542
*,§	Beijing Xinwei Technology Group Co. Ltd. Class A	1,890,525	3,525
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	3,500
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,800,942	3,495
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	816,340	3,482
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	741,210	3,480
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	3,472
*,2	Cogobuy Group	9,403,913	3,462
	Inspur Electronic Information Industry Co. Ltd. Class A	911,884	3,458
	China Grand Automotive Services Co. Ltd. Class A (XSSC)	4,686,056	3,448
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	3,436
*,^,2	Yixin Group Ltd.	13,986,500	3,428
	Beijing Originwater Technology Co. Ltd. Class A	2,594,218	3,417
	China Molybdenum Co. Ltd. Class A (XSSC)	5,450,411	3,411
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	3,410
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,398
*,2	Yadea Group Holdings Ltd.	9,870,000	3,386
	Hundsun Technologies Inc. Class A (XSSC)	272,220	3,361
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	3,359
	Guoyuan Securities Co. Ltd. Class A	2,299,571	3,349
	Zijin Mining Group Co. Ltd. Class A (XSSC)	6,739,100	3,327
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	3,318
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	3,306
*	Smartac Group China Holdings Ltd.	73,432,000	3,279
	Han’s Laser Technology Industry Group Co. Ltd. Class A (XSEC)	562,423	3,275
	CITIC Securities Co. Ltd. Class A (XSHG)	945,400	3,239
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	3,231
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,092,274	3,230
	CPMC Holdings Ltd.	7,641,319	3,224
	China Greatwall Technology Group Co. Ltd. Class A	2,462,488	3,202
	Western Securities Co. Ltd. Class A	2,020,851	3,193
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,066,354	3,185
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	3,465,608	3,181
	Centre Testing International Group Co. Ltd. Class A	2,147,012	3,181
	Suning.com Co. Ltd. Class A (XSEC)	1,694,970	3,180
	Hangzhou Robam Appliances Co. Ltd. Class A	731,804	3,178
	Yealink Network Technology Corp. Ltd. Class A	197,300	3,178
	Eve Energy Co. Ltd. Class A	830,262	3,177
*,^	Huayi Tencent Entertainment Co. Ltd.	118,499,325	3,174
	NavInfo Co. Ltd. Class A	908,800	3,173
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	3,168
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	3,161
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,681,778	3,156

13

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,986,905	3,153
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	3,150
*	360 Security Technology Inc. Class A	923,000	3,137
	Qingling Motors Co. Ltd.	10,456,072	3,134
*,^	Beijing Gas Blue Sky Holdings Ltd.	94,238,573	3,129
	Hualan Biological Engineering Inc. Class A	493,321	3,125
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	3,098
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	2,553,361	3,094
	Colour Life Services Group Co. Ltd.	4,242,570	3,086
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	3,084
*	Kama Co. Ltd. Class B	5,203,252	3,079
	GoerTek Inc. Class A	1,938,204	3,073
	Glodon Co. Ltd. Class A	732,431	3,048
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	3,048
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	3,047
	Venustech Group Inc. Class A	779,436	3,043
	Beijing Enlight Media Co. Ltd. Class A	2,631,203	3,039
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,540,460	3,037
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	3,035
	Infore Environment Technology Group Co. Ltd. Class A	2,836,726	3,028
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	223,559	3,027
	Topchoice Medical Investment Corp. Class A	263,079	3,021
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,244,191	3,020
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	3,017
*	Tianma Microelectronics Co. Ltd. Class A	1,438,805	3,014
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	3,005
	Global Cord Blood Corp.	445,830	3,005
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	3,002
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	2,993
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	387,600	2,989
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	268,301	2,981
	Bank of Hangzhou Co. Ltd. Class A	2,246,628	2,964
	Beijing Thunisoft Corp. Ltd. Class A	982,620	2,962
	BBMG Corp. Class A (XSSC)	5,057,870	2,954
	Oriental Energy Co. Ltd. Class A	1,898,521	2,948
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,948
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	2,945
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,943
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,942
	Apeloa Pharmaceutical Co. Ltd. Class A	1,977,321	2,932
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,929
	Fantasia Holdings Group Co. Ltd.	15,408,520	2,923
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	934,100	2,913
	China Southern Airlines Co. Ltd. Class A (XSHG)	2,288,500	2,883
	NAURA Technology Group Co. Ltd. Class A	317,300	2,882
	Guocheng Mining Co. Ltd.	1,433,400	2,878
§	OFILM Group Co. Ltd. Class A	1,589,325	2,875
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	1,881,240	2,871
	Foshan Electrical and Lighting Co. Ltd. Class B	6,184,861	2,866
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	2,859
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	838,292	2,829
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	2,820
	Zhejiang NHU Co. Ltd. Class A	997,477	2,818
	Luthai Textile Co. Ltd. Class B	2,415,793	2,818
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	4,584,040	2,792
	China Film Co. Ltd. Class A	1,041,800	2,790
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,775
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,774
	Anhui Heli Co. Ltd. Class A (XSSC)	1,706,475	2,774
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	2,770
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,252,506	2,757
	Ganfeng Lithium Co. Ltd. Class A	751,350	2,755
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	2,518,650	2,740
	Zhejiang Huayou Cobalt Co. Ltd. Class A	631,105	2,729

14

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,148,411	2,714
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	3,398,481	2,713
	Lao Feng Xiang Co. Ltd. Class A (XSHG)	406,700	2,711
	Perfect World Co. Ltd. Class A	646,583	2,711
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	2,706
	Ningbo Joyson Electronic Corp. Class A (XSHG)	682,733	2,703
	Ajisen China Holdings Ltd.	6,367,260	2,701
	Shanghai M&G Stationery Inc. Class A (XSSC)	485,000	2,693
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	2,674
	Dawnrays Pharmaceutical Holdings Ltd.	14,673,515	2,674
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	5,302,318	2,671
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	2,669
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	2,938,396	2,666
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	4,719,850	2,657
	INESA Intelligent Tech Inc. Class A	1,830,990	2,653
	Chengdu Xingrong Environment Co. Ltd. Class A	3,764,100	2,634
	Xiamen C & D Inc. Class A	1,828,200	2,616
	Luthai Textile Co. Ltd. Class A	1,702,491	2,615
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,606
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,107,648	2,600
	China Construction Bank Corp. Class A (XSSC)	2,344,088	2,592
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,579
*	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	1,806,254	2,576
	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	2,574
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	146,809	2,565
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,563
*	Shang Gong Group Co. Ltd. Class B	3,678,113	2,561
	Suofeiya Home Collection Co. Ltd. Class A	773,978	2,559
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,550
	Chongqing Brewery Co. Ltd. Class A	464,151	2,547
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	411,928	2,546
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,933,716	2,544
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	2,541
	Beijing New Building Materials plc Class A (XSEC)	884,097	2,537
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	2,537
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	5,005,703	2,535
	Joeone Co. Ltd. Class A	1,211,177	2,534
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,532
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	568,500	2,527
	NARI Technology Co. Ltd. Class A (XSSC)	850,399	2,517
	Kuang-Chi Technologies Co. Ltd. Class A	1,653,204	2,517
	China International Travel Service Corp. Ltd. Class A (XSSC)	218,010	2,511
	Tongwei Co. Ltd. Class A (XSSC)	1,181,422	2,502
	SIIC Environment Holdings Ltd.	10,916,833	2,493
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	2,486
	Rongsheng Petro Chemical Co. Ltd. Class A	1,261,696	2,475
^,2	Tian Ge Interactive Holdings Ltd.	7,962,476	2,468
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	594,958	2,464
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,457
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	2,747,772	2,454
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	4,659,001	2,452
*	Tianjin Capital Environmental Protection Group Co. Ltd.	6,023,266	2,442
	Shanghai Highly Group Co. Ltd. Class B	2,804,170	2,441
	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	2,412
	Jiangling Motors Corp. Ltd. Class B	1,965,170	2,407
*	Lushang Property Co. Ltd. Class A	4,115,979	2,406
	GF Securities Co. Ltd.	1,769,359	2,395
*,§	China Huiyuan Juice Group Ltd.	9,298,137	2,394
*	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	2,392
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	2,382
	DHC Software Co. Ltd. Class A	2,032,100	2,378
*,^	China Water Industry Group Ltd.	17,667,349	2,369
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	1,105,683	2,368
	Shaanxi International Trust Co. Ltd. Class A	3,487,380	2,353

15

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,281,208	2,353
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,352
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	2,494,774	2,350
*	China First Heavy Industries Class A	4,571,975	2,350
*	Shougang Concord International Enterprises Co. Ltd.	57,508,058	2,347
	Northeast Securities Co. Ltd. Class A	1,604,558	2,344
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	2,337
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSEC)	2,275,771	2,336
	Weiqiao Textile Co.	5,764,033	2,330
	SDIC Capital Co. Ltd. Class A (XSHG)	1,127,300	2,328
	Iflytek Co. Ltd. Class A (XSEC)	483,450	2,323
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	374,793	2,321
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	768,700	2,318
	BYD Co. Ltd. Class A (XSHE)	273,948	2,318
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,316
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,173,144	2,315
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	793,693	2,313
	Myhome Real Estate Development Group Co. Ltd. Class A	5,494,900	2,309
	361 Degrees International Ltd.	10,480,198	2,307
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	2,307
	Guangxi Wuzhou Communications Co. Ltd. Class A	3,146,047	2,300
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,298
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,296
	Minmetals Land Ltd.	11,933,561	2,295
	Poly Culture Group Corp. Ltd.	1,944,947	2,291
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	968,669	2,289
	Xiamen Xiangyu Co. Ltd. Class A	3,075,028	2,276
	Founder Securities Co. Ltd. Class A (XSHG)	2,191,390	2,274
*	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	2,271
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,271
	Winning Health Technology Group Co. Ltd. Class A	1,090,814	2,264
*	Yunnan Energy New Material Co. Ltd.	282,962	2,263
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	2,253
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,251
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,106,667	2,250
	Jafron Biomedical Co. Ltd. Class A	246,100	2,248
	Central China Land Media Co. Ltd. Class A	1,857,208	2,245
*	WuXi AppTec Co. Ltd. Class A	170,574	2,245
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,962,092	2,235
	Bluestar Adisseo Co. Class A	1,218,341	2,235
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	2,234
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	472,273	2,217
	Joyoung Co. Ltd. Class A	682,392	2,215
	Hytera Communications Corp. Ltd. Class A	1,454,565	2,214
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	2,149,300	2,210
*	China Reform Health Management and Services Group Co. Ltd. Class A	668,292	2,207
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	2,200
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	1,410,000	2,199
	ORG Technology Co. Ltd. Class A	2,818,507	2,194
	Sunvim Group Co. Ltd. Class A	2,576,900	2,194
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	2,187
	Bluedon Information Security Technology Co. Ltd. Class A	2,104,556	2,184
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,169
	Tande Co. Ltd. Class A	3,429,500	2,168
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,544,070	2,160
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	2,157
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	2,154
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,153
	Accelink Technologies Co. Ltd. Class A	513,948	2,151
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	2,150
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	2,149
	Jiangsu King’s Luck Brewery JSC Ltd. Class A (XSSC)	552,395	2,144
*	Hunan Valin Steel Co. Ltd. Class A	1,899,000	2,128
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	2,126

16

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Anxin Trust Co. Ltd. Class A (XSSC)	2,579,157	2,126
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,122
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	2,118
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	1,003,601	2,117
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	2,114
	Huaxi Securities Co. Ltd. Class A	1,351,200	2,113
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	2,089
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	2,080
*,^,§	National Agricultural Holdings Ltd.	13,680,292	2,075
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,073
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,069
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	2,069
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,069
	Shenzhen Goodix Technology Co. Ltd. Class A	110,147	2,062
	Beijing Strong Biotechnologies Inc. Class A	884,285	2,062
	Unisplendour Corp. Ltd. Class A (XSHE)	353,723	2,052
	Sungrow Power Supply Co. Ltd. Class A	1,157,954	2,050
	Financial Street Holdings Co. Ltd. Class A	1,676,851	2,050
*	Tangshan Jidong Cement Co. Ltd. Class A	851,877	2,048
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,042
	Chengzhi Co. Ltd. Class A (XSEC)	607,300	2,042
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	2,041
	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSHE)	2,362,788	2,036
	Jiajiayue Group Co. Ltd. Class A	509,148	2,035
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,033
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,245,519	2,031
	Eastcompeace Technology Co. Ltd. Class A	997,242	2,028
	Wonders Information Co. Ltd. Class A	911,000	2,025
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	2,021
	Shanxi Securities Co. Ltd. Class A	1,558,546	2,013
	Hebei Chengde Lolo Co. Class A	1,597,320	2,011
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	2,010
	Wangfujing Group Co. Ltd. Class A (XSSC)	736,842	2,010
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	2,009
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,005
	INESA Intelligent Tech Inc. Class B	3,144,066	2,004
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	2,000
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,638,212	1,988
	Tahoe Group Co. Ltd. Class A	735,700	1,987
	Nanyang Topsec Technologies Group Inc. Class A	879,332	1,981
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	1,978
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	1,976
	Zhefu Holding Group Co. Ltd. Class A	2,548,290	1,972
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	1,971
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	1,971
	China Merchants Port Group Co. Ltd. Class B	1,553,216	1,969
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	1,967
	AECC Aviation Power Co. Ltd. Class A (XSSC)	544,366	1,966
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,508,941	1,964
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,963
	Taiji Computer Corp. Ltd. Class A	397,801	1,961
	Yonggao Co. Ltd. Class A	2,933,059	1,960
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,960
	Dawning Information Industry Co. Ltd. Class A (XSSC)	325,614	1,959
*	IRICO Display Devices Co. Ltd. Class A	2,467,001	1,956
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,956
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,949
	Sichuan Swellfun Co. Ltd. Class A	259,575	1,945
	Sealand Securities Co. Ltd. Class A	2,444,050	1,943
	Chongqing Department Store Co. Ltd. Class A	374,760	1,943
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	1,940
	Jiangsu Hoperun Software Co. Ltd. Class A	1,046,746	1,940
	Ninestar Corp. Class A	498,987	1,939
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	1,937

17

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Midea Group Co. Ltd. Class A (XSEC)	248,700	1,936
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,935
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,934
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,928
	Yintai Resources Co. Ltd. Class A	1,269,038	1,920
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	1,916
	Rainbow Department Store Co. Ltd. Class A	903,099	1,915
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	1,915
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	1,915
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	1,628,700	1,913
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	257,500	1,909
	Han’s Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,906
	SooChow Securities Co. Ltd. Class A (XSHG)	1,140,900	1,906
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	1,906
	Guorui Properties Ltd.	9,064,228	1,903
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,898
	Oppein Home Group Inc. Class A	106,355	1,895
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,888
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	1,248,400	1,886
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,881
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	1,383,880	1,880
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	2,179,156	1,872
	Hesteel Co. Ltd. Class A (XSEC)	3,934,183	1,871
*	Huadian Energy Co. Ltd. Class B	7,910,644	1,870
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	356,490	1,869
	FAWER Automotive Parts Co. Ltd. Class A	2,428,245	1,868
	Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	1,855
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	1,854
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,852
	Everbright Jiabao Co. Ltd. Class A	1,504,391	1,850
	Liaoning Hongyang Energy Resource Invest Co. Ltd. Class A	1,758,241	1,847
	Heilongjiang Agriculture Co. Ltd. Class A	1,312,371	1,843
*	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,838
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,837
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	1,829
	Jiangxi Wannianqing Cement Co. Ltd. Class A	865,403	1,821
	Youzu Interactive Co. Ltd. Class A	608,916	1,816
	Jinzhou Port Co. Ltd. Class B	4,738,200	1,811
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,437,226	1,810
	Yunnan Energy Investment Co. Ltd. Class A	1,415,955	1,810
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	381,001	1,805
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,570,505	1,804
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,803
	C&S Paper Co. Ltd. Class A	1,152,090	1,802
	YTO Express Group Co. Ltd. Class A	911,106	1,802
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,802
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	1,799
	Westone Information Industry Inc. Class A	429,179	1,796
*	Glorious Property Holdings Ltd.	36,534,401	1,796
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,796
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,282,709	1,796
	Chongqing Sokon Industry Group Co. Ltd. Class A	817,728	1,793
	Beijing New Building Materials plc Class A (XSHE)	623,500	1,790
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,787
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	1,784
	China National Software & Service Co. Ltd. Class A (XSSC)	242,434	1,783
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,783
	Luyang Energy-Saving Materials Co. Ltd.	815,725	1,782
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	1,779
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	1,779
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,776
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	1,774
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	1,773
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,772

18

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tianjin Teda Co. Ltd. Class A	2,999,443	1,768
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,767
	China Quanjude Group Co. Ltd. Class A	952,758	1,766
	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,765
	Huaan Securities Co. Ltd. Class A	1,778,632	1,764
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,242,363	1,761
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,760
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	716,123	1,759
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,755
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	1,755
	Shanghai Environment Group Co. Ltd. Class A (XSHG)	799,082	1,754
	Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	1,745
	Bestsun Energy Co. Ltd. Class A	1,349,376	1,745
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	1,744
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,012,526	1,742
	Huayi Brothers Media Corp. Class A	2,205,602	1,740
*	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	1,739
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	498,915	1,738
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,034,344	1,735
*	Emei Shan Tourism Co. Ltd. Class A	1,722,471	1,735
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	82,320	1,734
	China Jushi Co. Ltd. Class A (XSSC)	1,069,398	1,732
*	Visionox Technology Inc. Class A	980,850	1,731
	Gosuncn Technology Group Co. Ltd. Class A	1,229,692	1,729
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,957,200	1,729
	Elion Clean Energy Co. Ltd. Class A	1,289,900	1,725
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	1,724
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	134,315	1,724
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	1,724
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,226,525	1,722
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	489,180	1,721
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,720
	Gemdale Corp. Class A (XSHG)	953,400	1,720
	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,718
*	Avary Holding Shenzhen Co. Ltd. Class A	392,000	1,715
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,713
*	Hangzhou Iron & Steel Co. Class A	2,213,476	1,710
	China Galaxy Securities Co. Ltd. Class A	995,320	1,710
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	524,225	1,707
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	1,705
2	Everbright Securities Co. Ltd.	1,775,253	1,705
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,705
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	1,704
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	1,704
	Tengda Construction Group Co. Ltd. Class A	3,400,299	1,703
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,702
	Jason Furniture Hangzhou Co. Ltd. Class A	230,227	1,696
	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,695
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,693
	Dalian Port PDA Co. Ltd. Class A	5,125,070	1,690
	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	2,171,023	1,688
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,513,140	1,685
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,683
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,411,966	1,680
	JSTI Group Class A	1,038,548	1,676
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,917,987	1,676
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,672
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,669
§	CT Environmental Group Ltd.	38,490,600	1,668
	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,666
	Silver Plaza Group Co. Ltd. Class A (XSHG)	1,987,631	1,665
*	Luoniushan Co. Ltd. Class A	1,057,707	1,665
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,664
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,662

19

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Top Energy Co. Ltd. Shanxi Class A (XSHG)	2,903,744	1,660
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,660
	Shandong Chenming Paper Holdings Ltd.	3,195,782	1,659
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	1,658
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	788,436	1,657
	Hubei Dinglong Co. Ltd. Class A	1,222,108	1,654
	5I5J Holding Group Co. Ltd. Class A	1,773,003	1,652
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,651
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,651
	Newland Digital Technology Co. Ltd. Class A	618,095	1,648
	Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,645
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	462,637	1,637
	Yifan Pharmaceutical Co. Ltd. Class A	740,302	1,636
	Rizhao Port Co. Ltd. Class A (XSHG)	3,208,600	1,635
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	1,630
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,629
*	Ecovacs Robotics Co. Ltd. Class A	233,989	1,629
	Spring Airlines Co. Ltd. Class A (XSSC)	260,939	1,628
	Lier Chemical Co. Ltd. Class A	707,644	1,628
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	1,624
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,624
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	1,617
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	1,615
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	1,615
*	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	1,614
	Hakim Unique Internet Co. Ltd. Class A	949,498	1,612
	Phoenix Media Investment Holdings Ltd.	14,527,907	1,611
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,609
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,601
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	402,908	1,599
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,598
	Tecon Biology Co. Ltd. Class A	1,063,904	1,596
	Pacific Securities Co. Ltd. China Class A (XSSC)	2,676,600	1,595
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,224,506	1,595
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,595
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	596,995	1,589
	Shenzhen Tagen Group Co. Ltd. Class A	1,515,457	1,588
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	1,587
	Shenghe Resources Holding Co. Ltd. Class A	1,051,830	1,586
*	Tech-Bank Food Co. Ltd. Class A	530,053	1,580
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	2,126,424	1,580
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,577
	Shanghai AJ Group Co. Ltd. Class A (XSHG)	966,398	1,577
	Vatti Corp. Ltd. Class A	768,748	1,574
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,571
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	1,569
	GEM Co. Ltd. Class A	2,179,354	1,568
	Guizhou Guihang Automotive Components Co. Ltd. Class A	769,584	1,568
*,§	China Fiber Optic Network System Group Ltd.	17,564,000	1,567
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	1,566
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,758,182	1,565
	Tianshui Huatian Technology Co. Ltd. Class A	2,153,548	1,559
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,555
	Caitong Securities Co. Ltd. Class A	929,500	1,555
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	1,555
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,550
	Changhong Meiling Co. Ltd. Class A	2,685,828	1,550
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	274,369	1,549
	Xinhua Winshare Publishing and Media Co. Ltd.	2,007,844	1,542
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	1,539
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	1,536
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,535
	Zhongji Innolight Co. Ltd. Class A	196,669	1,533
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSHE)	1,062,828	1,532

20

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,531
*	Metro Land Corp. Ltd. Class A	2,013,684	1,529
	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	1,528
	Weihai Guangwei Composites Co. Ltd. Class A	177,177	1,528
	Ourpalm Co. Ltd. Class A	2,485,861	1,526
	TangShan Port Group Co. Ltd. Class A (XSSC)	3,446,935	1,526
	SooChow Securities Co. Ltd. Class A (XSSC)	913,430	1,526
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,524
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	1,523
	China National Accord Medicines Corp. Ltd. Class A	217,467	1,522
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,521
	Holitech Technology Co. Ltd. Class A	1,706,396	1,518
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,692,069	1,514
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	832,300	1,514
	ADAMA Ltd. Class A	915,100	1,513
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	2,366,478	1,512
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	658,163	1,507
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,506
	Guilin Tourism Co. Ltd. Class A	1,623,123	1,505
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,504
	BTG Hotels Group Co. Ltd. Class A	499,726	1,504
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,501
*	IKD Co. Ltd. Class A	1,149,600	1,497
	Guoxuan High-Tech Co. Ltd.	684,269	1,497
	Sinoma Science & Technology Co. Ltd. Class A	825,184	1,496
	Guangdong Vanward New Electric Co. Ltd. Class A	647,646	1,494
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	4,554,460	1,492
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,489
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,489
	Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	1,486
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	1,236,493	1,485
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,483
	Guangdong Golden Dragon Development Inc. Class A	722,300	1,482
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	1,478
	BeijingHualian Hypermarket Co. Ltd. Class A	2,177,445	1,478
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,474
*	Blue Sail Medical Co. Ltd. Class A	625,000	1,473
	Guangdong Goworld Co. Ltd. Class A	943,044	1,473
	Qiaqia Food Co. Ltd. Class A	440,621	1,472
	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,471
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,435,600	1,471
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,468
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,467
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	1,458
	Harbin Boshi Automation Co. Ltd. Class A	740,755	1,458
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,458
	Maoye Commericial Co. Ltd. Class A (XSSC)	1,737,504	1,456
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,455
	Minmetals Capital Co. Ltd. Class A	938,800	1,454
*	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	537,700	1,454
	HyUnion Holding Co. Ltd. Class A	1,013,582	1,453
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,451
*	Yunnan Coal & Energy Co. Ltd. Class A	2,410,493	1,450
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	762,157	1,450
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	744,684	1,450
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,444
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,444
	Fiyta Holdings Ltd. Class A	1,190,485	1,442
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,804,001	1,442
	Luenmei Quantum Co. Ltd. Class A	718,600	1,440
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	585,760	1,439
2	Fuyao Glass Industry Group Co. Ltd.	408,952	1,438
	BOE Technology Group Co. Ltd. Class A (XSEC)	2,678,600	1,436
*	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	669,649	1,432

21

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Jiangsu King’s Luck Brewery JSC Ltd. Class A (XSHG)	368,662	1,431
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,431
*	Sangfor Technologies Inc. Class A	97,182	1,430
*	Northeast Pharmaceutical Group Co. Ltd. Class A	759,012	1,428
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,426
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	603,356	1,426
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,422
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,977,219	1,422
	Shenzhen SDG Information Co. Ltd. Class A	654,162	1,418
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,416
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,416
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,023,896	1,415
	Yang Guang Co. Ltd. Class A	1,520,002	1,413
	Tus-Sound Environmental Resources Co. Ltd. Class A	845,482	1,412
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	353,925	1,411
	Sieyuan Electric Co. Ltd. Class A	787,700	1,408
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	1,402
*	Berry Genomics Co. Ltd. Class A	247,298	1,401
	Hundsun Technologies Inc. Class A (XSHG)	113,400	1,400
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	1,399
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,395
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	1,394
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,391
	Hangzhou First Applied Material Co. Ltd. Class A	255,437	1,391
	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,389
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,386
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	1,385
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,384
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	890,400	1,382
*	Wuhu Token Science Co. Ltd. Class A	1,627,300	1,381
	China Merchants Land Ltd.	7,883,888	1,377
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,376
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	1,375
	Huafon Microfibre Shanghai Co. Ltd. Class A	617,954	1,375
*	B-Soft Co. Ltd. Class A	392,400	1,375
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,146,624	1,374
	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	2,008,369	1,373
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	632,600	1,370
	Sunsea AIoT Technology Co. Ltd. Class A	407,845	1,369
	Unisplendour Corp. Ltd. Class A (XSEC)	235,912	1,369
	Tianjin Port Development Holdings Ltd.	11,791,162	1,368
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	1,365
	Shanghai Pret Composites Co. Ltd. Class A (XSHE)	765,666	1,362
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	1,362
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,359
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	1,357
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	1,356
	Xinhuanet Co. Ltd. Class A	379,200	1,353
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,351
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,329,375	1,345
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	118,600	1,345
	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	908,455	1,344
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	1,344
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	1,343
	Huafu Fashion Co. Ltd. Class A	1,360,510	1,342
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,339
	Pacific Securities Co. Ltd. China Class A (XSHG)	2,246,635	1,339
	Easysight Supply Chain Management Co. Ltd. Class A	674,835	1,337
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,335
	Fujian Star-net Communication Co. Ltd. Class A	369,581	1,335
	G-bits Network Technology Xiamen Co. Ltd. Class A	39,600	1,333
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	1,332
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	1,329
*	Anhui Korrun Co. Ltd. Class A	251,860	1,328

22

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,328
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,327
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	1,327
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,327
*	Qinghai Salt Lake Industry Co. Ltd. Class A (XSHE)	1,262,100	1,326
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,326
	Xi’An Shaangu Power Co. Ltd. Class A (XSSC)	1,340,926	1,322
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	778,894	1,319
*	China Minsheng Financial Holding Corp. Ltd.	74,142,427	1,318
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,315
	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,314
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	2,539,472	1,313
	Zhejiang Runtu Co. Ltd. Class A	577,651	1,313
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,309
	Foshan Gas Group Co. Ltd. Class A	549,100	1,308
*	Hybio Pharmaceutical Co. Ltd. Class A	815,691	1,307
	Bank of Chengdu Co. Ltd. Class A	930,600	1,307
	Asymchem Laboratories Tianjin Co. Ltd. Class A	96,376	1,306
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSEC)	905,179	1,305
	Hangzhou Hangyang Co. Ltd. Class A	697,450	1,304
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	170,961	1,300
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,300
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	222,583	1,300
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	1,295
*	Meidu Energy Corp. Class A (XSSC)	2,309,881	1,294
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	433,160	1,294
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,290
	Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,287
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,487,358	1,286
	China Wuyi Co. Ltd. Class A	1,670,759	1,286
	Anhui Sun-Create Electronics Co. Ltd. Class A	180,400	1,286
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,721,028	1,286
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,283
*	Beijing Lanxum Technology Co. Ltd. Class A	866,539	1,283
	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,282
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,373,668	1,281
	Beijing Capital Co. Ltd. Class A (XSSC)	2,205,443	1,281
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	1,281
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,276
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	540,729	1,274
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,272
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	1,272
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,272
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,271
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,270
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,268
	Zhejiang Crystal-Optech Co. Ltd. Class A	630,765	1,260
*	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,257
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,256
	Square Technology Group Co. Ltd. Class A	514,064	1,256
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	1,256
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSHE)	852,417	1,256
	Create Technology & Science Co. Ltd. Class A	1,136,256	1,256
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,254
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,254
	Suning Universal Co. Ltd. Class A	2,183,210	1,252
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	129,827	1,252
	Qingdao Hanhe Cable Co. Ltd. Class A (XSHE)	2,629,604	1,251
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,250
	Jiangxi Copper Co. Ltd. Class A	548,544	1,249
	Fujian Longking Co. Ltd. Class A (XSSC)	718,680	1,249
	Hangzhou Century Co. Ltd. Class A	799,700	1,240
	Zheshang Securities Co. Ltd. Class A	832,600	1,240
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	556,973	1,240

23

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,239
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,239
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,238
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,238
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	1,237
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	976,207	1,234
	Zhejiang Wanliyang Co. Ltd. Class A	1,126,200	1,234
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,233
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,231
	Seazen Holdings Co. Ltd. Class A (XSSC)	208,808	1,230
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,230
*	Shandong Xinchao Energy Corp. Ltd. Class A	3,400,300	1,228
	China Communications Construction Co. Ltd. Class A	669,000	1,225
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	1,222
	Zhejiang Meida Industrial Co. Ltd. Class A	572,800	1,220
*	Shanghai Milkground Food Tech Co. Ltd. Class A	730,743	1,217
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	1,217
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	509,054	1,216
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	911,201	1,215
	Jiuzhitang Co. Ltd. Class A	745,255	1,215
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	116,000	1,214
	Guangzhou Port Co. Ltd. Class A	1,745,300	1,211
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	1,210
	China Baoan Group Co. Ltd. Class A	1,314,680	1,209
*	Sinocare Inc.	646,600	1,209
	Sino GeoPhysical Co. Ltd. Class A	446,065	1,209
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	607,669	1,207
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,206
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,206
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,612,438	1,205
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	1,204
	Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,204
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	1,203
	Neusoft Corp. Class A (XSSC)	593,614	1,202
*	Sinopec Oilfield Service Corp. Class A	3,057,700	1,202
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	1,199
	Toly Bread Co. Ltd. Class A	215,292	1,199
	Anhui Huamao Textile Co. Class A	1,495,364	1,197
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,196
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	1,196
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,195
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,193
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,190
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	1,190
	China TransInfo Technology Co. Ltd. Class A	425,300	1,189
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,188
	Huagong Tech Co. Ltd. Class A	536,500	1,188
*	Hybrid Kinetic Group Ltd.	251,752,956	1,187
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,186
	Tongkun Group Co. Ltd. Class A (XSSC)	486,899	1,186
*	Shenzhen Kinwong Electronic Co. Ltd. Class A	131,012	1,185
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,185
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,182
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	416,035	1,181
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,179
	Yinyi Co. Ltd. Class A	2,405,411	1,178
	Lens Technology Co. Ltd. Class A	952,854	1,177
	Sichuan Shuangma Cement Co. Ltd. Class A	484,900	1,175
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	312,900	1,174
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	340,049	1,173
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	1,173
	Haitong Securities Co. Ltd. Class A (XSSC)	564,115	1,172
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,170
*	PW Medtech Group Ltd.	6,847,811	1,169

24

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Avic Sunda Holding Co. Ltd.	744,416	1,167
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,015,910	1,164
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,163
*	Shenma Industry Co. Ltd. Class A	511,849	1,162
	Beijing North Star Co. Ltd. Class A (XSSC)	1,915,531	1,161
	Beijing E-Hualu Information Technology Co. Ltd. Class A	232,680	1,159
*	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,159
	Sichuan Meifeng Chemical IND Class A	1,301,751	1,158
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,672,301	1,155
	SDIC Capital Co. Ltd. Class A (XSSC)	559,500	1,155
*	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	1,154
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	2,308,797	1,153
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,152
	Baiyin Nonferrous Group Co. Ltd. Class A	1,890,600	1,151
	Shanghai Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,996	1,150
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,147
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	998,531	1,147
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,145
	Tibet Summit Resources Co. Ltd. Class A	285,589	1,145
*	Shenzhen Tat Fook Technology Co. Ltd. Class A	507,500	1,145
	Anhui Gujing Distillery Co. Ltd. Class A	65,540	1,144
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	701,438	1,144
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,141
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	1,140
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,140
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,138
*	Yiwu Huading Nylon Co. Ltd. Class A	990,139	1,138
*	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,138
*	Nanjing Securities Co. Ltd. Class A	626,300	1,137
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	1,136
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	208,976	1,133
	Eastern Communications Co. Ltd. Class B	1,942,674	1,133
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	189,900	1,133
	Norinco International Cooperation Ltd. Class A	725,850	1,133
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	1,130
	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	1,129
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSHE)	668,261	1,129
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,810,914	1,128
	Beijing Ultrapower Software Co. Ltd. Class A	1,697,868	1,125
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,125
	Transfar Zhilian Co. Ltd. Class A	927,422	1,123
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	1,123
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,121
	Tongding Interconnection Information Co. Ltd. Class A	858,300	1,120
*	Sumavision Technologies Co. Ltd. Class A	1,200,500	1,118
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	1,118
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	3,661,700	1,115
	Tongwei Co. Ltd. Class A (XSHG)	526,200	1,115
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,113
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,193,580	1,112
	Shede Spirits Co. Ltd. Class A	254,113	1,110
	Befar Group Co. Ltd. Class A (XSSC)	1,075,692	1,107
	Hainan Strait Shipping Co. Ltd. Class A	497,120	1,107
	Anhui Anke Biotechnology Group Co. Ltd. Class A	487,870	1,106
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,106
*	Huaibei Mining Holdings Co. Ltd. Class A	572,900	1,104
*,§	Mingfa Group International Co. Ltd.	4,576,880	1,103
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,102
	YGSOFT Inc. Class A	764,561	1,101
*	Addsino Co. Ltd. Class A	748,000	1,100
*	JiangSu Jin Tong Ling Fluid Machinery Technology Co. Ltd. Class A	1,321,100	1,100
*	Hainan Poly Pharm Co. Ltd.	103,231	1,098
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,097
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,097

25

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Chongqing Zaisheng Technology Corp. Ltd. Class A	810,492	1,095
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,095
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	511,595	1,094
*	Shenyang Chemical Co. Ltd. Class A	1,716,100	1,093
	Kingnet Network Co. Ltd. Class A	1,942,332	1,093
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	250,045	1,093
	Guangzhou Guangri Stock Co. Ltd. Class A (XSHG)	961,200	1,092
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,092
	Jinneng Science&Technology Co. Ltd. Class A	553,455	1,092
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,091
	Kingsignal Technology Co. Ltd. Class A	620,360	1,091
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	1,090
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	1,052,692	1,088
	Huayi Compressor Co. Ltd. Class A	1,592,880	1,088
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,087
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	1,087
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,086
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,086
	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	1,085
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	1,084
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,083
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	1,081
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,080
*	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	1,078
	Daye Special Steel Co. Ltd. Class A	556,300	1,077
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	368,500	1,075
	Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,074
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	1,074
*	Anyang Iron & Steel Inc. Class A	2,169,680	1,074
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,073
*	Netposa Technologies Ltd. Class A	642,500	1,071
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,070
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	1,068
	Suzhou Victory Precision Manufacture Co. Ltd. Class A	2,368,500	1,067
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	1,066
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	1,066
*	Red Avenue New Materials Group Co. Ltd. Class A	345,100	1,063
*,^	Capital Environment Holdings Ltd.	42,179,368	1,063
*	Shanghai Weaver Network Co. Ltd. Class A	74,371	1,063
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,275,780	1,060
	Insigma Technology Co. Ltd. Class A	728,100	1,059
*,§	Tech Pro Technology Development Ltd.	122,060,000	1,058
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	431,004	1,058
	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,056
	Visual China Group Co. Ltd. Class A	323,812	1,055
	Shandong Chenming Paper Holdings Ltd. Class A	1,192,350	1,054
	Dian Diagnostics Group Co. Ltd. Class A	354,237	1,054
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,759,053	1,053
	Gigadevice Semiconductor Beijing Inc. Class A	85,260	1,052
*	Goldcard Smart Group Co. Ltd.	353,600	1,052
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	1,052
	China Union Holdings Ltd. Class A	937,300	1,051
	Sanquan Food Co. Ltd. Class A	896,000	1,051
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,051
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,049
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	1,047
	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,044
	Lingyuan Iron & Steel Co. Ltd. Class A	2,221,670	1,043
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,042
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,042
	Suzhou Anjie Technology Co. Ltd. Class A	462,649	1,041
	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,335,552	1,040
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,040
	SPIC Dongfang New Energy Corp. Class A	986,256	1,040

26

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	East Group Co. Ltd. Class A	1,175,600	1,039
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	1,037
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,037
	Angang Steel Co. Ltd. Class A	1,300,855	1,036
	Jiangsu Yoke Technology Co. Ltd. Class A	419,500	1,035
	MLS Co. Ltd. Class A	527,400	1,035
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,035
	Sou Yu Te Group Co. Ltd. Class A	2,415,182	1,033
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	1,033
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,033
	Shenzhen Center Power Tech Co. Ltd. Class A	252,250	1,031
	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	1,030
	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,249,036	1,028
	Guanghui Energy Co. Ltd. Class A (XSSC)	1,709,312	1,028
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,027
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,026
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	1,026
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,035,740	1,023
	Hangxiao Steel Structure Co. Ltd. Class A	1,488,696	1,022
	China Jushi Co. Ltd. Class A (XSHG)	629,798	1,020
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	1,017
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	594,569	1,017
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,017
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	1,016
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	959,360	1,015
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	1,013
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	1,012
*	Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,009
*	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	1,008
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,006
*	Zhonglu Co. Ltd. Class B	1,084,642	1,006
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,005
*	Sinopec Oilfield Equipment Corp. Class A	748,494	1,002
	Xiamen Kingdomway Group Co. Class A	462,900	1,001
*	Shenzhen MTC Co. Ltd. Class A	2,237,255	1,001
	Aerospace CH UAV Co. Ltd.	542,800	999
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	999
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	998
	Huangshan Novel Co. Ltd. Class A	876,216	998
*	Longshine Technology Co. Ltd. Class A	335,550	995
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	994
	Sailun Group Co. Ltd. (XSSC)	2,021,815	994
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	990
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	989
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	989
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	987
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	987
	Yechiu Metal Recycling China Ltd. Class A	2,802,500	987
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	983
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	347,700	983
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	206,248	978
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	976
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	976
	Jinling Pharmaceutical Co. Ltd. Class A (XSHE)	758,131	976
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	975
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	975
	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	974
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	973
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	973
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	972
	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	971
	Hainan Ruize New Building Material Co. Ltd. Class A	766,704	971
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	969
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSHG)	385,100	968

27

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	968
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	967
*	Jack Sewing Machine Co. Ltd. Class A	173,500	964
	Nanjing Redsun Co. Ltd. Class A	462,551	964
	Tianjin Development Holdings Ltd.	2,770,025	964
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,621,711	964
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	964
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	963
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	961
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	961
*	Thinkingdom Media Group Ltd. Class A	101,636	960
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	960
	Leo Group Co. Ltd. Class A	3,005,211	960
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	959
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	959
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	957
	Henan Shenhuo Coal & Power Co. Ltd. Class A	1,335,500	957
*	V1 Group Ltd.	30,092,176	957
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	440,350	955
*	First Tractor Co. Ltd.	3,727,706	952
	Haining China Leather Market Co. Ltd. Class A	1,252,410	951
*	Xi’an Tian He Defense Technology Co. Ltd. Class A	294,500	951
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	497,723	951
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	949
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	949
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,454,355	946
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	240,967	946
	Jiangsu Etern Co. Ltd. Class A	1,035,970	942
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	942
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	518,998	941
*	Huachangda Intelligent Equipment Group Co. Ltd. Class A	930,756	941
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	941
	Teamax Smart City Technology Corp. Ltd. Class A	1,053,185	940
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	938
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	938
	Polaris Bay Group Co. Ltd. Class A	476,999	938
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	937
	China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	936
*	Xiamen Meiya Pico Information Co. Ltd. Class A	350,605	935
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	935
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	935
	Jiangling Motors Corp. Ltd. Class A	234,298	935
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	935
	Beijing Forever Technology Co. Ltd. Class A	439,194	933
	Sinochem International Corp. Class A (XSSC)	794,851	933
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	932
	Anxin Trust Co. Ltd. Class A (XSHG)	1,130,448	932
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	248,127	929
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	928
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	927
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	925
§	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	925
	Beyondsoft Corp. Class A	638,200	923
*	Ovctek China Inc. Class A	107,400	922
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	921
	FAW CAR Co. Ltd. Class A	589,943	920
	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	919
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	919
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	918
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	916
*	Sonoscape Medical Corp. Class A	203,400	916
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	914
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	913
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	912

28

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	553,537	912
*	Xiamen Port Development Co. Ltd. Class A	739,716	912
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	740,548	911
*	East China Engineering Science and Technology Co. Ltd. Class A	589,564	910
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	908
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	908
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	908
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	907
	UTour Group Co. Ltd. Class A	929,925	907
	Hoshine Silicon Industry Co. Ltd. Class A	120,800	906
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,116,230	906
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	905
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	905
	Bank of China Ltd. Class A (XSHG)	1,564,597	904
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	238,900	904
*	H&R Century Union Corp. Class A	1,231,176	904
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	903
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	903
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	902
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	901
	Jiangsu Sainty Corp. Ltd. Class A	797,700	899
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	898
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	898
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	531,450	897
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,056,629	896
*	China CIFCO Investment Co. Ltd. Class A	394,800	896
	Cultural Investment Holdings Co. Ltd. Class A	1,293,929	896
*	Zhuhai Port Co. Ltd. Class A	853,300	894
	Langold Real Estate Co. Ltd. Class A	1,962,979	894
	Changchun Gas Co. Ltd. Class A	1,091,800	894
*	Alpha Group Class A	827,701	893
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	892
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	727,941	890
2	Orient Securities Co. Ltd.	1,230,910	890
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	890
*	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	890
	Haoxiangni Health Food Co. Ltd. Class A	612,988	890
	Newcapec Electronics Co. Ltd. Class A	707,935	890
*	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	887
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	887
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	887
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	886
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	455,175	886
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	885
	ZJBC Information Technology Co. Ltd. Class A	532,830	884
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	882
*	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	881
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	877
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	877
*	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	876
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	876
*	Beijing SDL Technology Co. Ltd. Class A	716,927	876
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	875
	Changchai Co. Ltd. Class A	1,196,785	875
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	875
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	875
*	Guizhou Gas Group Corp. Ltd. Class A	310,694	873
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	873
*	Bank of Zhengzhou Co. Ltd. Class A	1,078,900	873
*	Xiamen Intretech Inc. Class A	126,700	872
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	999,275	871
	Shenzhen World Union Properties Consultancy Inc. Class A (XSHE)	1,106,550	871
*,^	Chiho Environmental Group Ltd.	6,094,846	871
	Solareast Holdings Co. Ltd. Class A	1,355,759	870

29

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	870
	Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	866
*	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	865
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	865
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	864
*	Grand Industrial Holding Group Co. Ltd.	602,984	861
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	861
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,402,004	860
	Shandong Sinocera Functional Material Co. Ltd. Class A	352,500	859
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	858
	Guomai Technologies Inc. Class A (XSHE)	680,179	856
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	856
	Sailun Group Co. Ltd. (XSHG)	1,737,560	854
	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	854
*	China Calxon Group Co. Ltd. Class A	788,400	853
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	851
	Shandong Publishing & Media Co. Ltd. Class A	692,888	851
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	851
	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	987,507	851
	North Electro-Optic Co. Ltd. Class A	494,561	850
	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	849
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	847
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	846
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	843
	Tianjin Port Co. Ltd. Class A (XSSC)	689,783	843
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	829,600	843
	Youngor Group Co. Ltd. Class A (XSHG)	594,720	842
§	China Singyes Solar Technologies Holdings Ltd.	6,673,675	842
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	842
*	Yunnan Tin Co. Ltd. Class A	476,300	840
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd.	808,606	839
	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	838
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	838
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	837
	Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	837
	Jizhong Energy Resources Co. Ltd. Class A	1,315,107	836
	Shandong Humon Smelting Co. Ltd. Class A	550,100	835
	JC Finance & Tax Interconnect Holdings Ltd. Class A	475,040	835
*	IReader Technology Co. Ltd. Class A	319,400	834
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	1,112,150	833
	Thunder Software Technology Co. Ltd. Class A	177,727	833
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	832
	AVIC Helicopter Co. Ltd. Class A (XSSC)	131,603	832
	An Hui Wenergy Co. Ltd. Class A	1,093,644	831
	Shenzhen Desay Battery Technology Co. Class A	184,400	831
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	831
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	157,000	830
	Valiant Co. Ltd. Class A	510,250	830
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	829
	Wutong Holding Group Co. Ltd. Class A	826,122	829
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	829
*	Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	829
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	828
*	Launch Tech Co. Ltd.	868,324	826
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	265,300	826
	Hunan Aihua Group Co. Ltd. Class A	293,306	826
	CECEP Wind-Power Corp. Class A (XSSC)	1,938,694	826
	Enjoyor Co. Ltd. Class A	602,900	825
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	822
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,180,320	821
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	820
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	820
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	820
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	634,288	819

30

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	819
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	729,534	818
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,082,550	817
	Chongqing Road & Bridge Co. Ltd. Class A	1,442,078	816
*	TongFu Microelectronics Co. Ltd. Class A	644,588	814
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	810
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	810
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	809
*	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A	266,349	809
	Dalian Refrigeration Co. Ltd. Class A	1,193,220	808
	Shenzhen Sunline Tech Co. Ltd. Class A	233,912	806
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	375,700	806
	Baotailong New Materials Co. Ltd. Class A	820,700	804
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	804
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	710,400	804
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	214,799	804
*	Deppon Logistics Co. Ltd. Class A	328,307	804
	Baoji Titanium Industry Co. Ltd. Class A	233,400	803
	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	802
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	281,200	802
	Nanfang Zhongjin Environment Co. Ltd. Class A	996,883	802
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	411,360	801
	Qingdao Citymedia Co. Ltd. Class A	682,800	799
*	Hanwang Technology Co. Ltd. Class A	333,500	799
*	Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	797
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	564,679	797
	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	797
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	690,442	795
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	795
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	795
	Maccura Biotechnology Co. Ltd. Class A	235,730	795
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	793
	Huabao Flavours & Fragrances Co. Ltd. Class A	158,400	791
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	791
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	790
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	790
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,029,753	789
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	789
	Baida Group Co. Ltd. Class A	767,300	788
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	787
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	787
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	786
	AUCMA Co. Ltd. Class A	1,103,101	785
*	Hand Enterprise Solutions Co. Ltd. Class A	327,100	785
	JiuGui Liquor Co. Ltd. Class A	217,000	784
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	782
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	782
*	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	782
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	535,608	782
*	Fujian Cement Inc. Class A (XSHG)	612,500	781
*,§	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	781
	Genimous Technology Co. Ltd. Class A	531,565	779
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	776
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	776
*	263 Network Communications Co. Ltd. Class A	545,388	774
	Beijing Changjiu Logistics Corp. Class A	402,980	774
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	774
	Sinotrans Ltd. Class A	986,395	773
*	Hunan Gold Corp. Ltd. Class A	665,040	773
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	773
*	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	773
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	772
	China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	772
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	770

31

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	China Beidahuang Industry Group Holdings Ltd.	26,538,293	770
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	769
*	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	768
	Guosheng Financial Holding Inc. Class A (XSEC)	452,919	768
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	768
	Zhejiang Dingli Machinery Co. Ltd. Class A	68,800	768
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	767
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	767
*	Youngy Co. Ltd. Class A	183,076	765
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	765
*	CSSC Science & Technology Co. Ltd. Class A	375,000	765
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	763
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	762
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	762
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	761
	GuangDong PaiSheng Intelligent Technology Co. Ltd. Class A	254,113	758
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	757
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	550,000	756
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	756
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	756
*	Zhongchang Big Data Corp. Ltd. Class A	455,300	754
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,115,079	753
	Shenzhen Fenda Technology Co. Ltd. Class A (XSHE)	1,001,030	753
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	753
	Daheng New Epoch Technology Inc. Class A	518,400	752
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	752
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	751
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	750
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	750
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	747
	First Capital Securities Co. Ltd. Class A	711,520	745
	China Television Media Ltd. Class A (XSHG)	289,800	744
	Xinfengming Group Co. Ltd. Class A	362,796	743
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	743
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	408,520	741
2	Shengjing Bank Co. Ltd.	1,271,142	739
	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	737
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	737
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	736
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	735
	Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	735
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	734
*	North Huajin Chemical Industries Co. Ltd. Class A	687,903	734
	Huaren Pharmaceutical Co. Ltd. Class A	856,972	733
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	732
*	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	283,400	732
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	731
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	731
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSEC)	1,161,700	730
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	730
	Beijing VRV Software Corp. Ltd. Class A	935,500	730
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	2,262,800	730
	Shanghai Bailian Group Co. Ltd. Class A	479,788	729
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	729
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	728
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	726
	BGI Genomics Co. Ltd.	72,800	725
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	725
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	724
	CMST Development Co. Ltd. Class A (XSSC)	779,838	724
	NSFOCUS Information Technology Co. Ltd. Class A	343,400	724
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	724
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	723
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	722

32

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Dalian Port PDA Co. Ltd.	5,598,762	722
*	First Tractor Co. Ltd. Class A (XSSC)	935,289	719
	Xi’An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	718
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	717
	Songz Automobile Air Conditioning Co. Ltd. Class A	828,445	716
	Unilumin Group Co. Ltd. Class A	369,840	716
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	714
	Fujian Rongji Software Co. Ltd. Class A	500,500	714
	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	713
*	Shenzhen Infinova Ltd. Class A	1,076,307	712
*	Jilin Power Share Co. Ltd. Class A	1,452,680	711
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	99,820	711
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	710
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	709
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	477,200	709
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	709
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	708
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	707
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	706
*	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	510,148	705
	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	705
	Shanghai Belling Co. Ltd. Class A (XSSC)	350,844	704
	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	702
	CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	702
	Dawning Information Industry Co. Ltd. Class A (XSHG)	116,480	701
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	572,922	701
	MYS Group Co. Ltd.	789,767	700
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	700
	Tunghsu Azure Renewable Energy Co. Ltd. Class A	597,100	699
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	409,900	698
	Zhejiang NetSun Co. Ltd. Class A	170,500	696
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	694
*	Tungkong Inc. Class A	245,184	693
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	693
	Jiangsu High Hope International Group Corp. Class A (XSHG)	916,300	692
	Canny Elevator Co. Ltd. Class A (XSEC)	519,677	690
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	248,744	689
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	687
	Zhejiang Jingu Co. Ltd. Class A	491,860	685
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	685
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	684
	Camel Group Co. Ltd. Class A (XSSC)	367,658	684
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	684
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	683
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	682
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	682
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSEC)	841,000	681
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	680
	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	679
	Harbin Hatou Investment Co. Ltd. Class A	585,669	679
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	679
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	678
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	678
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	677
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	676
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	474,480	674
	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	674
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	673
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	673
	Keda Group Co. Ltd. Class A (XSHG)	906,553	672
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	387,420	672
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	670
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	670
	Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	669

33

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	669
	Shunfa Hengye Corp. Class A	1,413,801	669
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	668
	China Construction Bank Corp. Class A (XSHG)	604,100	668
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	469,716	667
*	Top Energy Co. Ltd. Shanxi Class A (XSSC)	1,166,372	667
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	666
*	HNA Innovation Co. Ltd. Class A	1,456,300	666
*,§	Leshi Internet Information & Technology Corp. Beijing Class A	2,659,800	666
	Hainan Expressway Co. Ltd. Class A	1,056,400	666
*	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	666
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	329,100	665
	Beijing SuperMap Software Co. Ltd. Class A	283,000	663
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	661
*	HY Energy Group Co. Ltd. Class A (XSSC)	523,541	661
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	498,800	660
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	660
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	767,715	660
*	Goldenmax International Technology Ltd. Class A	538,100	658
*	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	655
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	654
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	420,486	652
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	651
	Juneyao Airlines Co. Ltd. Class A	326,939	651
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	312,800	651
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	650
*	Hengbao Co. Ltd. Class A	620,300	649
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	649
	Focus Technology Co. Ltd. Class A	275,400	648
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	648
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	648
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	648
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	648
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	647
*	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	647
	Xuji Electric Co. Ltd. Class A	443,400	645
	Shanghai AtHub Co. Ltd. Class A	131,900	645
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	644
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	428,200	643
	Sinoma International Engineering Co. Class A (XSSC)	595,222	643
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	643
*	Great Chinasoft Technology Co. Ltd. Class A	681,900	643
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	643
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	643
	DuoLun Technology Co. Ltd. Class A	587,777	642
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	642
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	640
	Konfoong Materials International Co. Ltd. Class A	111,476	637
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	637
	Shandong Xiantan Co. Ltd. Class A	146,530	636
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	635
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	279,216	633
	TianGuang ZhongMao Co. Ltd. Class A (XSHE)	1,696,512	633
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	632
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	632
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	630
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	389,960	630
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	1,441,067	630
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	630
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	443,776	629
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	629
	Stanley Agricultural Group Co. Ltd. Class A	860,128	628
	Chongqing Gangjiu Co. Ltd. Class A	802,300	628
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	478,674	628

34

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	628
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	627
	Zhejiang Communications Technology Co. Ltd.	568,700	626
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	625
	China Meheco Co. Ltd. Class A (XSSC)	281,360	625
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	625
	Fujian Dongbai Group Co. Ltd. Class A	750,009	624
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	623
	Shandong Denghai Seeds Co. Ltd. Class A	683,618	623
*	Haitong Securities Co. Ltd. Rights	2,179,262	622
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	622
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	622
	Qiming Information Technology Co. Ltd. Class A	478,073	622
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	621
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	620
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	620
*	Guangzhou Restaurant Group Co. Ltd. Class A	144,572	619
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	619
	Xiamen International Port Co. Ltd.	4,326,518	619
	Wuhan Jingce Electronic Group Co. Ltd. Class A	55,118	618
*,^	Carnival Group International Holdings Ltd.	101,043,696	618
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	618
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	616
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	566,024	616
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	615
*	Shanghai Yatong Co. Ltd. Class A	511,000	615
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	614
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	611
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	611
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	611
*	SGIS Songshan Co. Ltd. Class A	794,400	611
*	Sinodata Co. Ltd. Class A	212,735	610
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	609
	Beijing eGOVA Co. Ltd. Class A	312,103	609
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	609
*	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	609
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	608
	Jinzhou Port Co. Ltd. Class A	1,144,371	607
	Henan Pinggao Electric Co. Ltd. Class A	498,800	606
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	603
	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	603
	Yotrio Group Co. Ltd. Class A	994,750	600
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	599
	Huaming Power Equipment Co. Ltd. Class A	758,043	598
*	Sichuan Chengfei Integration Technology Corp. Class A	216,379	598
*	Autobio Diagnostics Co. Ltd. Class A	61,900	597
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	597
	Shanghai Huayi Group Co. Ltd. Class A	449,976	596
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	596
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	267,534	595
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	593
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	593
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	593
*	Minmetals Development Co. Ltd. Class A (XSHG)	508,486	592
	Hongli Zhihui Group Co. Ltd. Class A	509,200	592
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	592
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	591
	Aerospace Communications Holding Group Co. Ltd. Class A	256,319	589
	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	588
	Nuode Investment Co. Ltd. Class A	773,000	588
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	759,964	586
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	585
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	585
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	585

35

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	584
	GITI Tire Corp. Class A	219,400	584
	Advanced Technology & Materials Co. Ltd. Class A	501,000	583
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	582
	Chongqing Yukaifa Co. Ltd. Class A	731,800	582
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	579
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	579
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	579
	China Meheco Co. Ltd. Class A (XSHG)	260,100	578
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	578
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	577
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	576
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	575
*	Beijing Tongtech Co. Ltd. Class A	194,800	575
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	574
*	Jiangsu Zongyi Co. Ltd. Class A	611,800	574
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	574
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	573
	Chongqing Dima Industry Co. Ltd. Class A	868,700	573
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	573
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	573
	Yihua Healthcare Co. Ltd. Class A (XSHE)	354,256	573
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	572
	Xiwang Foodstuffs Co. Ltd. Class A	429,100	572
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	835,797	572
	Eastern Pioneer Driving School Co. Ltd. Class A	224,916	572
	People.cn Co. Ltd. Class A (XSHG)	180,600	571
	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	570
*	Shanxi Coking Co. Ltd. Class A	403,500	570
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	569
	Digital China Information Service Co. Ltd. Class A	311,643	569
*	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	449,200	567
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	567
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	566
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	565
	Dalian Zeus Entertainment Group Co. Ltd. Class A	803,569	565
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	565
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	563
	Infund Holding Co. Ltd.	873,334	562
	Tongyu Communication Inc. Class A	121,650	562
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	560
	Ke Hua Heng Sheng Co. Ltd. Class A	207,200	560
	CPT Technology Group Co. Ltd. Class A	1,305,529	559
*	Sundy Land Investment Co. Ltd. Class A	1,220,600	559
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	558
	Neusoft Corp. Class A (XSHG)	275,400	558
	Surfilter Network Technology Co. Ltd. Class A	506,668	555
	Zhongtong Bus Holding Co. Ltd. Class A	470,700	555
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	555
*	China Chengtong Development Group Ltd.	15,507,007	554
*	Misho Ecology & Landscape Co. Ltd. Class A	266,900	554
	Wisesoft Co. Ltd. Class A	247,414	553
	Mingsheng Holdings Co. Ltd. Class A	642,355	551
*	Shangying Global Co. Ltd. Class A	337,100	551
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	551
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	550
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	549
	Western Mining Co. Ltd. Class A (XSHG)	613,700	549
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSEC)	456,626	549
	Whirlpool China Co. Ltd. Class A	599,150	546
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	546
*	Longmaster Information & Technology Co. Ltd. Class A	246,300	545
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	293,330	545
	Tianjin Hi-Tech Development Co. Ltd. Class A	766,902	544

36

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	543
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	543
*	Focused Photonics Hangzhou Inc. Class A	143,400	542
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	542
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	541
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	539
*	Jiangsu Aoyang Health Industry Co. Ltd. Class A	784,900	539
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	538
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	537
*	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	537
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	536
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	536
	South Huiton Co. Ltd. Class A	423,300	535
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	535
	Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	533
*	Sichuan Haite High-tech Co. Ltd. Class A	302,880	533
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	533
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	531
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,462	530
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	530
*	Shandong Shengli Co. Class A	821,977	529
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	529
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	528
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	526
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	526
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	525
*	New Huadu Supercenter Co. Ltd. Class A	589,800	524
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	524
	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	523
	Yihua Healthcare Co. Ltd. Class A (XSEC)	323,197	522
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	519
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	518
*	Gansu Dunhuang Seed Group Co. Ltd. Class A	819,370	517
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	102,221	517
	Saurer Intelligent Technology Co. Ltd. Class A (XSHG)	449,600	515
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	513
	PKU Healthcare Corp. Ltd. Class A	476,696	513
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	512
	Hongbaoli Group Corp. Ltd. Class A	714,859	512
	Weichai Heavy Machinery Co. Ltd. Class A	398,324	510
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	510
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	508
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	507
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	213,000	506
	Cosmos Group Co. Ltd. Class A	876,400	505
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	504
*	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	504
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	503
	Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	503
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	502
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	502
	China High Speed Railway Technology Co. Ltd. Class A	782,197	499
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	499
*	CASIN Guoxing Property Development Co. Ltd.	849,801	498
*	Xining Special Steel Co. Ltd. Class A	906,600	498
*	Hangzhou Cable Co. Ltd. Class A	505,100	498
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	497
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	804,420	496
*	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	496
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	169,900	495
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	495
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	495
	Shenzhen Click Technology Co. Ltd. Class A	257,800	495
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	494

37

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	656,357	494
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	493
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	493
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	493
	Fiyta Holdings Ltd. Class B	681,898	492
	Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	492
	Jiangsu Aucksun Co. Ltd. Class A	653,250	491
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	491
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	490
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	489
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	488
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	487
	Greatoo Intelligent Equipment Inc.	1,407,600	487
	ENC Data Technology Co. Ltd. Class A	164,200	487
	Guangdong Delian Group Co. Ltd. Class A	634,135	487
	Sinochem International Corp. Class A (XSHG)	414,700	487
*,§	Hareon Solar Technology Co. Ltd. Class A	3,766,600	486
*	Huludao Zinc Industry Co. Class A	943,200	486
	Xiamen Xindeco Ltd. Class A	486,051	486
	Maoye Commericial Co. Ltd. Class A (XSHG)	577,668	484
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	483
	Baotou Huazi Industry Co. Ltd. Class A	606,000	483
	Shanghai STEP Electric Corp. Class A	503,347	482
	Ningbo Peacebird Fashion Co. Ltd. Class A	175,698	482
	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	481
	ZhongYeDa Electric Co. Ltd. Class A	395,000	481
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	480
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	129,400	480
	Haitong Securities Co. Ltd. Class A (XSHG)	230,600	479
*	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	479
*	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	476
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	476
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	476
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	476
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	372,800	475
*	LandOcean Energy Services Co. Ltd. Class A	599,400	473
	Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	473
	YanTai Shuangta Food Co. Ltd. Class A	815,400	473
	Sanxiang Impression Co. Ltd. Class A	645,800	472
*	Guangdong Weihua Corp. Class A	366,774	472
	China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	472
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	534,301	471
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	470
*	Hongbo Co. Ltd. Class A	358,650	467
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	244,480	466
*	Innuovo Technology Co. Ltd. Class A	676,055	466
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	465
	Rizhao Port Co. Ltd. Class A (XSSC)	912,650	465
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	465
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	465
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	464
	Eastone Century Technology Co. Ltd. Class A	482,115	464
	Suzhou Good-Ark Electronics Co. Ltd. Class A	480,300	464
*	Estun Automation Co. Ltd. Class A	320,100	463
	Shanghai Dragon Corp. Class A	364,000	462
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	461
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	460
	Loncin Motor Co. Ltd. Class A (XSSC)	645,000	460
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	422,660	460
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	459
	Fuan Pharmaceutical Group Co. Ltd. Class A	390,000	458
*	Galaxy Biomedical Investment Co. Ltd. Class A	863,800	457
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	457
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	456

38

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	455
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	455
	Changzheng Engineering Co. Ltd. Class A (XSSC)	171,551	454
	Changyuan Group Ltd. Class A (XSHG)	522,960	454
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	453
	Tongyu Heavy Industry Co. Ltd. Class A	1,451,300	453
*	Shantui Construction Machinery Co. Ltd. Class A	722,635	452
*	Shanxi Blue Flame Holding Co. Ltd. Class A	246,440	450
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	604,980	450
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	449
	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	619,200	449
	Shanghai Join Buy Co. Ltd. Class A	421,900	449
*	Ningbo Bird Co. Ltd. Class A	774,100	448
	Nanjing Central Emporium Class A (XSSC)	693,445	444
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	443
	Shandong Lukang Pharma Class A	320,300	443
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	442
	Pubang Landscape Architecture Co. Ltd. Class A	897,097	441
	Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	441
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	440
*	Renhe Commercial Holdings Co. Ltd.	13,314,155	440
	Shanghai Lansheng Corp. Class A (XSSC)	238,891	440
*	Huaxun Fangzhou Co. Ltd. Class A	408,600	440
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	438
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	438
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	438
	Shenzhen Minkave Technology Co. Ltd. Class A	163,100	435
	CMST Development Co. Ltd. Class A (XSHG)	467,300	434
	Guangdong Dowstone Technology Co. Ltd. Class A	177,300	434
*	Zangge Holding Co. Ltd. Class A	288,800	434
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	433
	Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	433
*	Beijing Global Safety Technology Co. Ltd. Class A	56,740	432
*	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	159,900	431
*	Yunnan Copper Co. Ltd. Class A (XSEC)	259,200	430
	Sunward Intelligent Equipment Co. Ltd. Class A	424,600	430
*	Jinhong Holding Group Co. Ltd. Class A	521,325	430
	TDG Holdings Co. Ltd. Class A	384,600	430
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	429
	Guangdong Zhengye Technology Co. Ltd. Class A	150,025	427
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	427
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	427
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	427
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	427
	Guangdong Shunna Electric Co. Ltd. Class A	864,971	426
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	426
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	426
	Changyuan Group Ltd. Class A (XSSC)	488,983	425
	Sanjiang Shopping Club Co. Ltd. Class A	185,300	424
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	423
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	422
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	422
	Porton Pharma Solutions Ltd. Class A	321,250	422
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	329,936	419
	Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	417
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	415
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	415
	China Hi-Tech Group Co. Class A (XSHG)	449,600	415
*	Toyou Feiji Electronics Co. Ltd. Class A	288,235	414
	Hisense Electric Co. Ltd. Class A (XSSC)	295,362	414
	AECC Aero-Engine Control Co. Ltd. Class A	196,500	414
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	413
*	GI Technologies Group Co. Ltd. Class A	358,560	412
	ZYNP Corp. Class A	447,900	411

39

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Sansheng Intellectual Education Technology Co. Ltd. Class A	167,558	410
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	409
	Julong Co. Ltd. Class A	332,900	408
*	Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	407
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	407
*	Lotus Health Group Co. Class A	1,349,937	405
*	Juli Sling Co. Ltd. Class A	686,926	403
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	403
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	402
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	402
*	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	402
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	400
	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	400
	China Television Media Ltd. Class A (XSSC)	155,437	399
	China Oilfield Services Ltd. Class A	270,177	398
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	398
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	398
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	397
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	397
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	397
	Dalian Tianbao Green Foods Co. Ltd. Class A	951,580	396
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	396
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	396
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	395
*	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,061,671	394
*	Shenzhen Liantronics Co. Ltd. Class A	525,023	393
	Rongan Property Co. Ltd. Class A	814,200	393
	Royal Group Co. Ltd. Class A	593,878	391
	Guoguang Electric Co. Ltd. Class A	459,400	391
	Guangzhou Development Group Inc. Class A (XSHG)	427,000	391
	Sinoma International Engineering Co. Class A (XSHG)	361,650	391
	Western Region Gold Co. Ltd. Class A	194,400	391
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	390
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	430,333	390
	Henan City Development Environment Co. Ltd.	258,900	390
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	390
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	389
	Guizhou Red Star Developing Co. Ltd. Class A	321,100	389
	FSPG Hi-Tech Co. Ltd. Class A	556,700	388
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	388
	Sanlux Co. Ltd. Class A	412,600	385
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	385
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	383
*	Gosun Holding Co. Ltd. Class A	727,848	382
	Konka Group Co. Ltd. Class A	535,900	382
	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	380
*	Zhonglu Co. Ltd. Class A (XSSC)	189,037	380
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	379
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	379
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	379
	Dongjiang Environmental Co. Ltd.	340,071	379
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	379
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	378
	Sunstone Development Co. Ltd. Class A	202,300	377
	Jiangsu General Science Technology Co. Ltd. Class A	345,300	377
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	597,218	377
*	North Industries Group Red Arrow Co. Ltd. Class A	329,543	377
	Shenzhen Hongtao Group Co. Ltd. Class A	691,360	377
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	377
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	379,431	376
*	Sundiro Holding Co. Ltd. Class A	1,009,900	375
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	375
	Vtron Group Co. Ltd. Class A	468,923	374
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	374

40

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	374
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	374
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	373
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	372
	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	372
*	Haima Automobile Group Co. Ltd. Class A	1,131,800	372
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	372
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	371
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	208,303	371
	Dashang Co. Ltd. Class A (XSHG)	84,700	371
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	370
	Sino Wealth Electronic Ltd. Class A	109,024	370
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	370
	Shenzhen Aisidi Co. Ltd. Class A	422,520	369
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	368
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	366
	Zhejiang Founder Motor Co. Ltd. Class A	378,586	365
	Zhejiang Juli Culture Development Co. Ltd.	587,836	364
	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	363
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	363
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	363
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	363
*	Aerosun Corp. Class A (XSSC)	276,162	363
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	153,600	362
*	Zhejiang Wanma Co. Ltd. Class A	383,972	362
	Tempus Global Business Service Holding Ltd. Class A	281,100	361
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	359
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	358
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	738,790	358
*	Mesnac Co. Ltd. Class A	438,189	357
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	357
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	170,321	356
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	205,566	356
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	355
*	Yueyang Xingchang Petrochemical Class A	228,952	355
*	Zhejiang Sunriver Culture Co. Ltd. Class A	493,970	354
*	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	373,500	354
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	354
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	474,799	353
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	352
	Hunan Investment Group Co. Ltd. Class A	490,600	352
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	352
*	Tibet Mineral Development Co. Class A	291,700	351
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	350
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	350
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	349
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	465,102	348
	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	347
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	347
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	346
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	346
	Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	346
	Hangjin Technology Co. Ltd. Class A	202,350	345
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	345
*	Jiangsu Dagang Co. Ltd. Class A	423,089	345
	Shenzhen World Union Properties Consultancy Inc. Class A (XSEC)	437,605	344
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	211,126	344
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	980,888	343
*	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	343
	China Harzone Industry Corp. Ltd. Class A	183,330	343
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	115,300	343
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	342
	Rastar Group Class A	431,500	342
*	Qianjiang Water Resources Development Co. Ltd. Class A	186,351	341

41

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	687,794	340
	Dashang Co. Ltd. Class A (XSSC)	77,700	340
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	340
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	206,400	339
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	339
	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	338
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	338
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	337
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	336
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	381,428	336
	Changchai Co. Ltd. Class B	954,342	336
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	460,880	336
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	335
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	333
	Motic Xiamen Electric Group Co. Ltd. Class A	317,129	332
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	331
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	330
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	328
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	328
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	327
	Citic Offshore Helicopter Co. Ltd. Class A	296,000	327
	Xinjiang Tianye Co. Ltd. Class A	370,020	326
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	325
	Antong Holdings Co. Ltd. Class A	286,860	325
	Glarun Technology Co. Ltd. Class A (XSHG)	137,358	322
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	321
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	321
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	320
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	320
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	320
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	319
	Shenzhen ESUN Display Co. Ltd. Class A	90,126	317
	Betta Pharmaceuticals Co. Ltd. Class A	53,200	317
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	317
*	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	367,792	317
	Shanghai Shenda Co. Ltd. Class A (XSSC)	280,493	317
	Air China Ltd. Class A (XSSC)	209,538	316
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	614,300	316
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	345,345	314
	Sichuan Xun You Network Technology Co. Ltd. Class A	97,194	314
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	313
*	Nationz Technologies Inc. Class A	266,700	312
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	311
	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	311
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	311
	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	310
*	Xiamen 35.com Technology Co. Ltd. Class A	289,600	309
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	309
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSHE)	1,017,168	308
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	308
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	308
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	307
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	306
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	305
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	305
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	305
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	304
	Jiangmen Kanhoo Industry Co. Ltd. Class A	114,120	303
	Qtone Education Group Guandong Ltd. Class A	296,692	302
	Guomai Technologies Inc. Class A (XSEC)	238,886	301
	TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	300
*	Shenwu Environmental Technology Co. Ltd. Class A	616,265	300
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	299
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	299

42

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Qinghai Salt Lake Industry Co. Ltd. Class A (XSEC)	283,500	298
	Ciwen Media Co. Ltd.	206,209	295
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	295
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	295
*	Hubei Mailyard Share Co. Ltd. Class A	259,600	294
*	Shenzhen Fountain Corp. Class A	599,700	294
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	294
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	293
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	283,172	293
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	292
*	Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	292
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	289
	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	288
	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	287
*	Andon Health Co. Ltd. Class A	324,156	287
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	287
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	286
	Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	285
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	285
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	285
	Simei Media Co. Ltd. Class A	245,137	285
*	Dynavolt Renewable Power Technology Co. Ltd. Class A	331,383	285
*	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	283
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	282
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	281
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	281
	Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	280
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	279
	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	279
	Tangel Publishing Co. Ltd. Class A	408,820	279
*	Meidu Energy Corp. Class A (XSHG)	496,400	278
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	277
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	276
	Central China Securities Co. Ltd. Class A (XSSC)	334,200	276
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	275
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	274
*	Beijing Shougang Co. Ltd. Class A (XSEC)	467,100	274
	Camel Group Co. Ltd. Class A (XSHG)	146,600	273
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	273
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	271
	Changshu Tianyin Electromechanical Co. Ltd. Class A	188,393	271
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	271
*	Henan Zhongfu Industry Co. Ltd. Class A	861,000	270
	Beijing Interact Technology Co. Ltd. Class A	269,800	269
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	268
	Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	268
*	Founder Technology Group Corp. Class A (XSHG)	533,300	267
	Chunghsin Technology Group Co. Ltd. Class A	225,463	266
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	266
*	United Electronics Co. Ltd. Class A	324,587	265
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	265
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	265
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	264
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	263
	Top Resource Conservation & Environment Corp. Class A	364,100	263
	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	263
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	263
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	205,897	262
*	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	262
	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	262
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	261
	Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	261
	Hexing Electrical Co. Ltd. Class A	120,021	260
	Lucky Film Co. Class A (XSSC)	219,191	259

43

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	259
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	258
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	257
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	177,968	257
	Southern Publishing & Media Co. Ltd. Class A	180,249	256
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	255
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	255
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	254
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	647,616	254
*	Lander Sports Development Co. Ltd. Class A	448,950	253
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	428,500	252
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	252
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	252
	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	251
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	249
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	53,512	248
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	247
	Ningbo David Medical Device Co. Ltd. Class A	182,500	247
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	145,095	246
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	243
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	243
	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	243
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	243
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	243
	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	241
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	53,631	240
*	Shenwu Energy Saving Co. Ltd. Class A	361,405	240
*	SRE Group Ltd.	18,365,157	240
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	239
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	239
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	239
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	234
	Keda Group Co. Ltd. Class A (XSSC)	315,140	234
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	149,200	232
*	Steyr Motors Co. Ltd. Class A	519,800	232
	Triangle Tyre Co. Ltd. Class A	113,100	231
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	231
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	231
	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	230
	Nanjing Central Emporium Class A (XSHG)	358,100	229
*	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	229
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	154,800	229
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	228
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	227
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	227
	AECC Aero Science and Technology Co. Ltd. Class A (XSSC)	103,600	226
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	225
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	225
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	225
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	247,500	224
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	222
	Suzhou China Create Special Material Co. Ltd.	182,800	221
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	221
	BBMG Corp. Class A (XSHG)	377,414	220
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	220
	KAISA JiaYun Technology Inc. Class A	306,220	218
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	82,109	218
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	216
*	Oriental Times Media Corp. Class A (XSEC)	342,456	215
	Bestway Marine & Energy Technology Co. Ltd. Class A	401,050	214
*,§	Hua Han Health Industry Holdings Ltd.	13,993,028	214
	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	239,870	213
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	213
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	212

44

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	212
	Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	212
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	211
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	209
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	208
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	207
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	206
*	Shanghai Hongda Mining Co. Ltd. Class A (XSHG)	250,782	204
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	204
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	204
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	203
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	203
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	200
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	109,750	200
*	Chongqing Iron & Steel Co. Ltd.	1,229,474	199
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	194
*	Hainan Mining Co. Ltd. Class A (XSHG)	239,100	193
	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	192
*	Lianhua Supermarket Holdings Co. Ltd.	962,543	190
	Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	190
	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	190
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	190
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	190
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	189
	Wuxi Hodgen Technology Co. Ltd. Class A	228,121	188
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	187
*	Sichuan Western Resources Holding Co. Ltd. Class A	315,200	187
	Saurer Intelligent Technology Co. Ltd. Class A (XSSC)	162,900	187
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	185
*	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	185
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	185
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	117,520	184
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	183
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	183
	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	182
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	180
	Guirenniao Co. Ltd. Class A (XSSC)	191,699	179
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	125,048	179
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	178
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	177
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	176
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	173
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	173
	YongXing Special Stainless Steel Co. Ltd. Class A	75,068	172
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	172
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	171
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	170
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	170
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	63,720	170
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	168
	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	167
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	167
*	China Minsheng DIT Group Ltd.	12,171,563	166
*	Shanghai U9 Game Co. Ltd. Class A	318,000	165
*	COSCO Shipping International Singapore Co. Ltd.	620,315	162
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	162
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	161
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	157
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	157
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	155
*	Fujian Cement Inc. Class A (XSSC)	119,800	153
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A (XSSC)	60,430	152
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	91,630	151
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	151

45

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	150
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	148
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	147
	Hisense Home Appliances Group Co. Ltd.	108,000	147
*	Oriental Times Media Corp. Class A (XSHE)	234,500	147
	Baofeng Group Co. Ltd. Class A	120,363	146
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	145
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	144
*	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	142
	Lucky Film Co. Class A (XSHG)	120,000	142
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	141
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	141
	Maoye International Holdings Ltd.	1,737,290	140
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	139
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	139
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	138
*	Bode Energy Equipment Co. Ltd. Class A	147,258	138
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	137
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	136
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	133
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	132
	Changhong Meiling Co. Ltd. Class B	391,803	132
	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	131
	ChangjiangRunfa Medicine Co. Ltd. Class A	120,933	130
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	129
	AECC Aero Science and Technology Co. Ltd. Class A (XSHG)	59,100	129
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	128
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	128
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	124
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	123
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	122
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	122
*	Huadian Energy Co. Ltd. Class A	382,900	121
*	Aerosun Corp. Class A (XSHG)	90,800	119
*,§	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	119
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSHG)	123,400	119
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	119
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	114
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	153,600	114
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	113
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	112
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	111
*	Liuzhou Liangmianzhen Co. Ltd. Class A	149,993	108
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	106
	China Electronics Huada Technology Co. Ltd.	1,092,062	105
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	104
	Tianqi Lithium Corp. Class A (XSEC)	22,910	101
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	100
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	37,400	100
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	99
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	96
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	94
*	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	251,850	94
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	93
*,§	Zhonghong Holding Co. Ltd. Class A	2,799,945	91
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	89
2	CSC Financial Co. Ltd.	104,000	89
	Hongfa Technology Co. Ltd. Class A (XSSC)	23,940	88
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	88
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	87
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	87
	Duzhe Publishing & Media Co. Ltd. Class A	93,800	85
*	Tongda Hong Tai Holdings Ltd.	493,280	83
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	47,823	82

46

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,§	China International Marine Containers Group Co.Ltd.	76,888	81
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	80
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	77
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	76
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	75
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	71
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSSC)	68,861	66
	Silver Plaza Group Co. Ltd. Class A (XSSC)	78,132	65
	China International Marine Containers Group Co. Ltd. Class A	30,200	63
*	EverChina International Holdings Co. Ltd.	1,893,420	54
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	53,000	54
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	44
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	40
*	Zhonglu Co. Ltd. Class A (XSHG)	19,300	39
*,§	Real Nutriceutical Group Ltd.	1,315,000	34
*	Shanghai Hongda Mining Co. Ltd. Class A (XSSC)	27,800	23
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	20
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	17
*	Tibet Water Resources Ltd.	58,000	17
	China Hi-Tech Group Co. Class A (XSSC)	16,500	15
*	China Yurun Food Group Ltd.	87,000	15
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	8
*	North Mining Shares Co. Ltd.	100,000	—
*,^,§	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*	COSCO SHIPPING Holdings Co. Ltd. Class A	90	—
			31,476,682
Colombia (0.4%)
^	Bancolombia SA ADR	1,897,104	96,221
	Grupo de Inversiones Suramericana SA	3,647,346	40,611
	Ecopetrol SA	39,691,902	36,644
	Interconexion Electrica SA ESP	6,834,301	33,440
	Ecopetrol SA ADR	1,706,782	31,558
	Bancolombia SA	2,158,058	26,298
	Bancolombia SA Preference Shares	1,634,187	20,672
	Grupo de Inversiones Suramericana SA Preference Shares	1,754,796	18,920
	Grupo Aval Acciones y Valores Preference Shares	47,904,187	18,446
	Almacenes Exito SA	3,624,738	16,256
	Banco Davivienda SA Preference Shares	1,237,553	15,310
	Corp Financiera Colombiana SA	1,348,374	10,493
	Grupo Aval Acciones y Valores SA ADR	989,879	7,780
*	CEMEX Latam Holdings SA	2,714,977	4,089
	Avianca Holdings SA Preference Shares	902,226	410
			377,148
Czech Republic (0.2%)
	CEZ AS	2,549,894	59,394
	Komercni banka AS	1,254,597	47,594
2	Moneta Money Bank AS	9,115,515	29,218
	O2 Czech Republic AS	527,269	5,742
	Philip Morris CR AS	6,707	4,023
			145,971
Egypt (0.2%)
	Commercial International Bank Egypt SAE	21,103,090	93,789
	Eastern Co. SAE	12,477,717	13,173
*	Talaat Moustafa Group	17,399,151	11,511
	ElSewedy Electric Co.	12,343,490	11,227
*	Egyptian Financial Group-Hermes Holding Co.	11,899,063	11,013
*	Global Telecom Holding SAE	35,348,542	9,185
	Egypt Kuwait Holding Co. SAE	5,627,904	8,208
	Telecom Egypt Co.	5,842,749	4,804
	Orascom Construction plc	742,891	4,493
*	Palm Hills Developments SAE	30,327,341	4,290
	Juhayna Food Industries	5,566,054	4,187
*	Medinet Nasr Housing	9,755,248	3,603

47

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Abou Kir Fertilizers & Chemical Industries	2,297,413	3,574
	Heliopolis Housing	2,338,420	3,502
*	Six of October Development & Investment	3,326,445	3,309
*	Ezz Steel Co. SAE	3,558,889	3,240
*	Pioneers Holding for Financial Investments SAE	6,728,617	2,897
	Alexandria Mineral Oils Co.	7,445,166	2,412
	Sidi Kerir Petrochemicals Co.	2,204,960	2,245
	Oriental Weavers	2,557,341	1,402
*	Orascom Investment Holding	40,632,279	1,345
			203,409
Greece (0.4%)
	Hellenic Telecommunications Organization SA	3,896,082	54,113
	OPAP SA	3,498,364	37,752
*	Alpha Bank AE	21,600,536	33,630
	JUMBO SA	1,717,345	31,343
*	Eurobank Ergasias SA	28,281,170	23,695
	Motor Oil Hellas Corinth Refineries SA	911,273	23,240
	Mytilineos Holdings SA	1,823,350	19,744
	National Bank of Greece SA	8,452,644	18,597
	Titan Cement Co. SA	686,206	14,878
	Grivalia Properties REIC AE	848,824	10,852
*	Piraeus Bank SA	4,536,468	9,248
	Hellenic Petroleum SA	992,925	9,211
*	GEK Terna Holding Real Estate Construction SA	1,221,054	7,041
	Hellenic Exchanges SA	1,107,708	5,572
	Aegean Airlines SA	577,107	5,457
*	Ellaktor SA	2,235,956	4,297
	Fourlis Holdings SA	632,941	3,821
	Holding Co. ADMIE IPTO SA	1,746,529	3,356
	Terna Energy SA	421,587	3,293
*,§	FF Group	496,942	2,675
*	Public Power Corp. SA	1,691,203	2,401
	Sarantis SA	286,104	2,371
*	Viohalco SA	427,524	1,608
			328,195
Hong Kong (0.0%)
	Lenovo Group Ltd.	81,012	75

Hungary (0.3%)
	OTP Bank Nyrt	3,595,916	159,914
	MOL Hungarian Oil & Gas plc	6,584,728	75,828
	Richter Gedeon Nyrt	2,183,074	43,316
	Magyar Telekom Telecommunications plc	5,973,665	9,419
*	Opus Global Nyrt	1,116,250	1,743
*	KONZUM Befektetesi es Vagyonkezelo Nyrt	1,157,597	884
			291,104
India (11.1%)
	Reliance Industries Ltd.	48,806,875	977,771
	Housing Development Finance Corp. Ltd.	27,034,621	775,593
	Infosys Ltd.	59,452,854	640,365
	Tata Consultancy Services Ltd.	14,143,976	459,743
*	Axis Bank Ltd.	28,241,535	311,330
	Hindustan Unilever Ltd.	11,141,249	281,403
	ITC Ltd.	46,345,210	200,877
	Maruti Suzuki India Ltd.	1,907,762	182,801
	HCL Technologies Ltd.	8,537,498	145,305
	Bajaj Finance Ltd.	2,752,299	122,544
	Oil & Natural Gas Corp. Ltd.	49,127,203	119,537
	Sun Pharmaceutical Industries Ltd.	17,248,779	113,561
	UltraTech Cement Ltd.	1,606,077	106,626
	Larsen & Toubro Ltd.	5,344,345	103,651
	Asian Paints Ltd.	4,603,991	96,851
	Bharti Airtel Ltd.	20,235,393	93,187
	Tech Mahindra Ltd.	7,305,962	87,877

48

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Bharat Petroleum Corp. Ltd.	15,747,634	86,241
	Mahindra & Mahindra Ltd.	9,240,469	85,757
	Coal India Ltd.	23,377,554	84,757
	JSW Steel Ltd.	18,949,100	84,043
	Titan Co. Ltd.	4,966,621	82,712
*	State Bank of India	18,128,460	80,795
	UPL Ltd.	5,775,932	80,508
	Indian Oil Corp. Ltd.	34,166,555	77,792
	NTPC Ltd.	38,289,828	73,725
	Bajaj Finserv Ltd.	622,849	67,375
	Grasim Industries Ltd.	5,101,828	66,114
	Yes Bank Ltd.	26,833,536	64,841
	Vedanta Ltd.	26,415,028	63,418
	Adani Ports & Special Economic Zone Ltd.	11,116,157	62,794
	Eicher Motors Ltd.	211,410	61,931
	Wipro Ltd.	14,393,451	61,854
	Nestle India Ltd.	374,223	58,630
	Bajaj Auto Ltd.	1,348,192	57,852
	Hero MotoCorp Ltd.	1,566,391	56,586
	Godrej Consumer Products Ltd.	5,880,201	55,074
	Zee Entertainment Enterprises Ltd.	8,395,968	52,231
	Bharti Infratel Ltd.	13,643,105	51,513
	Indiabulls Housing Finance Ltd.	5,121,882	51,228
*	Tata Motors Ltd.	16,406,966	50,584
	Aurobindo Pharma Ltd.	4,210,197	49,590
	Dabur India Ltd.	8,418,691	48,174
*	State Bank of India GDR	1,044,644	46,773
	Piramal Enterprises Ltd.	1,365,194	46,397
*,2	RBL Bank Ltd.	4,689,857	45,765
	GAIL India Ltd.	8,648,399	44,298
	Lupin Ltd.	3,509,718	43,993
	Havells India Ltd.	3,934,364	43,811
	Shriram Transport Finance Co. Ltd.	2,710,579	43,301
	Hindalco Industries Ltd.	14,494,068	42,956
	Cipla Ltd.	5,253,006	42,669
	Ambuja Cements Ltd.	13,207,245	41,876
	Hindustan Petroleum Corp. Ltd.	9,666,581	40,641
	Britannia Industries Ltd.	959,414	39,937
	Shree Cement Ltd.	139,986	39,825
	United Spirits Ltd.	4,915,258	39,636
	Wipro Ltd. ADR	8,433,638	38,542
	Marico Ltd.	7,339,548	37,903
2	ICICI Lombard General Insurance Co. Ltd.	2,410,174	37,898
	Tata Steel Ltd.	4,649,974	37,265
	Pidilite Industries Ltd.	2,022,796	35,904
2	HDFC Life Insurance Co. Ltd.	6,080,964	35,383
*,2	Avenue Supermarts Ltd.	1,825,544	34,002
	Power Grid Corp. of India Ltd.	12,664,393	33,964
	Divi’s Laboratories Ltd.	1,283,211	32,231
2	InterGlobe Aviation Ltd.	1,454,532	31,707
	Motherson Sumi Systems Ltd.	14,993,482	31,607
	Mindtree Ltd.	2,150,477	30,346
	LIC Housing Finance Ltd.	4,245,739	30,337
	Bosch Ltd.	116,520	30,188
	Federal Bank Ltd.	21,604,104	28,820
	Mahindra & Mahindra Financial Services Ltd.	4,945,096	28,499
*	Vodafone Idea Ltd.	127,992,419	28,429
	Dr Reddy’s Laboratories Ltd.	657,542	27,676
	Info Edge India Ltd.	981,304	27,252
	Dr Reddy’s Laboratories Ltd. ADR	627,008	26,265
	Petronet LNG Ltd.	7,545,376	26,189
	Page Industries Ltd.	78,277	26,009
*	Bharat Financial Inclusion Ltd.	1,759,784	25,508
	IDFC First Bank Ltd.	35,045,922	25,174

49

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Siemens Ltd.	1,468,860	24,771
	Crompton Greaves Consumer Electricals Ltd.	7,199,765	24,594
2	ICICI Prudential Life Insurance Co. Ltd.	4,614,347	24,521
	Apollo Hospitals Enterprise Ltd.	1,390,789	24,319
	Ashok Leyland Ltd.	19,199,274	24,008
	Rajesh Exports Ltd.	2,363,964	22,929
	United Breweries Ltd.	1,115,303	22,753
	REC Ltd.	10,631,297	22,524
2	SBI Life Insurance Co. Ltd.	2,440,668	22,471
	IIFL Holdings Ltd.	3,605,300	22,392
	Jubilant Foodworks Ltd.	1,167,213	22,307
	Bharat Forge Ltd.	3,234,800	21,968
	Glenmark Pharmaceuticals Ltd.	2,347,038	21,553
	Container Corp. Of India Ltd.	2,947,184	20,890
	Bajaj Holdings & Investment Ltd.	459,756	20,398
	Biocon Ltd.	2,336,862	19,968
	Colgate-Palmolive India Ltd.	1,134,143	19,719
2	AU Small Finance Bank Ltd.	2,104,653	19,505
	Cadila Healthcare Ltd.	4,093,401	19,161
*	Future Retail Ltd.	3,167,965	19,147
	Oracle Financial Services Software Ltd.	378,223	19,143
	GlaxoSmithKline Consumer Healthcare Ltd.	179,656	18,813
	ABB India Ltd.	883,741	18,798
	NMDC Ltd.	12,764,230	18,443
	Torrent Pharmaceuticals Ltd.	715,259	18,433
	ACC Ltd.	785,002	18,424
	Berger Paints India Ltd.	3,936,343	18,051
	DLF Ltd.	7,201,875	17,910
*	Power Finance Corp. Ltd.	10,691,534	17,777
	Mphasis Ltd.	1,253,324	17,477
	Hindustan Zinc Ltd.	4,348,402	17,307
	Indian Hotels Co. Ltd.	7,729,747	17,155
*,2	Bandhan Bank Ltd.	1,853,635	15,978
	Tata Power Co. Ltd.	16,385,140	15,969
	Alkem Laboratories Ltd.	644,366	15,912
	Bank of Baroda	9,318,889	15,641
*	Jindal Steel & Power Ltd.	5,969,075	15,291
	Castrol India Ltd.	6,855,237	15,046
	Bharat Heavy Electricals Ltd.	14,058,303	14,312
*	AIA Engineering Ltd.	546,391	14,260
*	Fortis Healthcare Ltd.	7,139,383	14,231
	Muthoot Finance Ltd.	1,615,275	13,867
	Voltas Ltd.	1,580,577	13,702
	L&T Finance Holdings Ltd.	7,198,797	13,572
*	Max Financial Services Ltd.	2,257,187	13,556
*	Steel Authority of India Ltd.	16,801,210	13,485
	TVS Motor Co. Ltd.	1,901,839	13,461
	MRF Ltd.	17,017	12,942
*	Adani Transmission Ltd.	4,045,838	12,747
	Edelweiss Financial Services Ltd.	5,890,080	12,597
	Manappuram Finance Ltd.	7,367,915	12,503
	NHPC Ltd.	36,664,632	12,313
	Cholamandalam Investment and Finance Co. Ltd.	613,881	12,264
*	GRUH Finance Ltd.	2,655,044	12,136
	Cummins India Ltd.	1,153,750	12,054
*	Punjab National Bank	9,848,461	12,036
	PI Industries Ltd.	798,002	11,982
	Bharat Electronics Ltd.	9,484,244	11,890
	Gillette India Ltd.	108,261	11,735
*	Odisha Cement Ltd.	710,303	11,721
	Kansai Nerolac Paints Ltd.	1,846,742	11,710
	Jubilant Life Sciences Ltd.	1,221,757	11,614
	Exide Industries Ltd.	3,766,272	11,596
	City Union Bank Ltd.	3,974,487	11,588

50

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Sun TV Network Ltd.	1,403,496	11,585
	Apollo Tyres Ltd.	3,842,420	11,382
	Natco Pharma Ltd.	1,440,232	11,296
	Oil India Ltd.	4,292,219	11,160
	Tata Communications Ltd.	1,380,316	11,139
	CESC Ltd.	1,087,783	10,958
*	Aditya Birla Capital Ltd.	7,416,569	10,426
	Balkrishna Industries Ltd.	787,745	10,356
2	Larsen & Toubro Infotech Ltd.	417,265	10,303
	Emami Ltd.	1,849,306	10,284
	Ramco Cements Ltd.	897,244	9,992
	PVR Ltd.	391,384	9,959
	Whirlpool of India Ltd.	481,502	9,623
	Indiabulls Ventures Ltd.	2,243,223	9,575
	Kajaria Ceramics Ltd.	1,109,039	9,489
	Godrej Industries Ltd.	1,268,448	9,381
	Tata Global Beverages Ltd.	3,100,375	9,329
	NCC Ltd.	6,525,594	9,311
*	Adani Power Ltd.	14,252,351	9,216
*	Godrej Properties Ltd.	761,516	9,090
	Oberoi Realty Ltd.	1,243,288	9,071
	Ipca Laboratories Ltd.	656,977	8,998
2	HDFC Asset Management Co. Ltd.	367,335	8,955
	GlaxoSmithKline Pharmaceuticals Ltd.	476,619	8,804
	Supreme Industries Ltd.	532,067	8,739
*,§	Bharti Airtel Ltd. Rights Exp. 05/17/2019	5,738,395	8,275
	Indraprastha Gas Ltd.	1,792,119	8,059
*	3M India Ltd.	24,410	8,047
*	Aditya Birla Fashion and Retail Ltd.	2,596,254	8,046
*	Canara Bank	2,143,448	8,029
*	JSW Energy Ltd.	7,988,185	8,021
	Escorts Ltd.	749,085	7,961
	Hexaware Technologies Ltd.	1,584,458	7,940
	Adani Enterprises Ltd.	4,334,036	7,916
	Torrent Power Ltd.	2,152,931	7,827
*	Tata Motors Ltd. Class A	5,311,447	7,815
	Varun Beverages Ltd.	611,957	7,714
*	Bata India Ltd.	356,845	7,466
	Vakrangee Ltd.	8,118,070	7,328
	Sundaram Finance Ltd.	348,604	7,239
	Bayer CropScience Ltd.	122,258	7,230
	Pfizer Ltd.	159,539	7,214
	KRBL Ltd.	1,501,207	7,169
	Phoenix Mills Ltd.	829,116	7,155
*	GMR Infrastructure Ltd.	29,524,670	7,068
*	Adani Gas Ltd.	3,571,020	6,882
	Coromandel International Ltd.	1,087,310	6,792
	NIIT Technologies Ltd.	355,975	6,622
	Prestige Estates Projects Ltd.	1,752,793	6,596
	SRF Ltd.	178,675	6,594
*,2	Quess Corp. Ltd.	644,317	6,475
*,2	PNB Housing Finance Ltd.	614,020	6,255
*	TeamLease Services Ltd.	146,282	6,243
	Sanofi India Ltd.	76,487	6,172
	Gujarat Fluorochemicals Ltd.	412,200	6,172
	Persistent Systems Ltd.	674,126	6,167
*	Just Dial Ltd.	738,882	6,153
2	Endurance Technologies Ltd.	363,438	6,148
2	Dr Lal PathLabs Ltd.	409,049	6,142
	WABCO India Ltd.	67,970	6,115
	Karur Vysya Bank Ltd.	5,369,767	5,980
	NBCC India Ltd.	7,147,611	5,959
	Mahanagar Gas Ltd.	428,723	5,950
	Amara Raja Batteries Ltd.	611,218	5,818

51

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Dewan Housing Finance Corp. Ltd.	2,924,585	5,686
*	Aarti Industries Ltd.	242,855	5,666
	Gujarat State Petronet Ltd.	1,963,001	5,643
	Century Textiles & Industries Ltd.	420,050	5,541
	HEG Ltd.	235,337	5,509
	Indian Bank	1,516,575	5,501
2	Syngene International Ltd.	619,210	5,471
	Welspun India Ltd.	7,133,538	5,465
	Thermax Ltd.	389,085	5,454
	National Aluminium Co. Ltd.	7,234,391	5,389
	Care Ratings Ltd.	380,813	5,384
	Graphite India Ltd.	970,577	5,340
*	Bank of India	4,160,382	5,283
*,2	Eris Lifesciences Ltd.	580,108	5,274
	DCB Bank Ltd.	1,726,763	5,272
	Strides Pharma Science Ltd.	748,766	5,163
	Ajanta Pharma Ltd.	350,136	4,985
	eClerx Services Ltd.	296,003	4,875
	Balrampur Chini Mills Ltd.	2,244,300	4,870
	Alembic Pharmaceuticals Ltd.	599,594	4,806
	Motilal Oswal Financial Services Ltd.	459,005	4,695
*	Mahindra CIE Automotive Ltd.	1,417,232	4,642
	Minda Industries Ltd.	881,391	4,610
	Ceat Ltd.	302,076	4,578
	Gujarat Gas Ltd.	1,962,994	4,491
	Radico Khaitan Ltd.	877,902	4,465
*	Astral Poly Technik Ltd.	246,504	4,370
	Blue Dart Express Ltd.	91,616	4,332
	Cholamandalam Financial Holdings Ltd.	583,880	4,331
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	4,309
	Sterlite Technologies Ltd.	1,555,126	4,270
	Reliance Capital Ltd.	2,203,332	4,214
	Gujarat Pipavav Port Ltd.	3,320,431	4,205
	Symphony Ltd.	212,157	4,170
	TTK Prestige Ltd.	34,822	4,108
2	Dilip Buildcon Ltd.	527,226	4,086
	V-Mart Retail Ltd.	101,631	4,070
	Redington India Ltd.	2,766,129	4,048
	Sundram Fasteners Ltd.	502,803	3,991
*	Suzlon Energy Ltd.	39,564,529	3,897
*	KPIT Technologies Ltd.	2,585,680	3,838
	Sobha Ltd.	553,058	3,821
	PC Jeweller Ltd.	2,219,491	3,813
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	3,792
	Sadbhav Engineering Ltd.	1,078,381	3,677
	Great Eastern Shipping Co. Ltd.	878,930	3,650
	Jain Irrigation Systems Ltd.	4,631,879	3,632
	Birlasoft Ltd.	2,686,288	3,616
	Thomas Cook India Ltd.	1,015,114	3,590
*	Indiabulls Real Estate Ltd.	2,154,270	3,564
	Bombay Burmah Trading Co.	194,294	3,483
	Engineers India Ltd.	2,164,778	3,473
	Reliance Infrastructure Ltd.	2,198,074	3,414
	Karnataka Bank Ltd.	1,855,436	3,383
	Welspun Corp. Ltd.	1,748,463	3,344
*	V-Guard Industries Ltd.	1,048,300	3,284
	IRB Infrastructure Developers Ltd.	1,871,374	3,283
*	CG Power and Industrial Solutions Ltd.	6,036,806	3,260
	JM Financial Ltd.	2,512,311	3,198
	Cox & Kings Ltd.	1,815,935	3,168
	Infosys Ltd. ADR	292,815	3,151
	GE T&D India Ltd.	854,541	3,134
	Dish TV India Ltd.	6,000,853	3,106
	Repco Home Finance Ltd.	504,928	3,034

52

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Jindal Saw Ltd.	2,501,190	2,917
	India Cements Ltd.	1,889,968	2,911
*,2	Godrej Agrovet Ltd.	389,462	2,910
*	Union Bank of India	2,362,060	2,837
*	Future Consumer Ltd.	4,493,959	2,763
	Bajaj Consumer Care Ltd.	578,387	2,731
	EIH Ltd.	986,374	2,680
*	Sun Pharma Advanced Research Co. Ltd.	1,104,509	2,673
	IDFC Ltd.	4,559,544	2,633
	PTC India Ltd.	2,630,256	2,625
	Kaveri Seed Co. Ltd.	402,801	2,582
	Multi Commodity Exchange of India Ltd.	206,525	2,550
	Avanti Feeds Ltd.	475,835	2,483
*	Jammu & Kashmir Bank Ltd.	2,790,465	2,435
*	Wockhardt Ltd.	391,162	2,323
*	Equitas Holdings Ltd.	1,189,264	2,231
2	Laurus Labs Ltd.	400,120	2,199
*	TV18 Broadcast Ltd.	4,769,144	2,148
*	Hindustan Construction Co. Ltd.	11,101,906	2,140
	Arvind Ltd.	1,777,182	2,126
	Raymond Ltd.	186,308	2,067
	South Indian Bank Ltd.	9,144,582	2,046
	Rain Industries Ltd.	1,188,032	1,962
*	Allahabad Bank	2,790,694	1,885
	Finolex Cables Ltd.	279,748	1,772
*	Central Bank of India	3,875,184	1,757
*	Oriental Bank of Commerce	1,250,565	1,740
*	Syndicate Bank	3,117,293	1,686
*	Corp Bank	4,242,951	1,673
*	IFCI Ltd.	10,892,947	1,661
*	Housing Development & Infrastructure Ltd.	4,877,229	1,631
*	Indian Overseas Bank	7,504,203	1,522
*	Jaiprakash Associates Ltd.	18,964,999	1,474
*	Sintex Plastics Technology Ltd.	5,706,320	1,473
	VA Tech Wabag Ltd.	344,406	1,418
*	CESC Ventures Ltd.	198,141	1,413
	Gateway Distriparks Ltd.	712,092	1,368
	Srei Infrastructure Finance Ltd.	3,494,023	1,304
*	RattanIndia Power Ltd.	33,153,204	1,263
	GE Power India Ltd.	84,333	1,098
*	UCO Bank	3,911,966	1,008
	Gujarat Mineral Development Corp. Ltd.	906,524	961
*	Reliance Power Ltd.	10,547,220	917
	Reliance Home Finance Ltd.	2,388,370	866
*	Bajaj Hindusthan Sugar Ltd.	6,616,835	790
*	Shipping Corp. of India Ltd.	1,518,067	752
*	Spencer’s Retail Ltd.	348,717	726
	Sintex Industries Ltd.	6,043,284	687
*	Jet Airways India Ltd.	277,508	612
*	Andhra Bank	1,615,424	579
*	Reliance Communications Ltd.	17,214,298	459
*	Shree Renuka Sugars Ltd.	2,058,082	318
*	Cox & Kings Financial Service Ltd.	500,697	272
	Marksans Pharma Ltd.	652,166	221
	McLeod Russel India Ltd.	126,557	111
*	Solara Active Pharma Sciences Ltd.	18,371	101
	Sundaram Finance Holdings Ltd.	38,808	45
*	JITF Infralogistics Ltd.	93,274	19
*,§	Amtek Auto Ltd.	472,160	19
			9,854,372
Indonesia (2.2%)
	Bank Central Asia Tbk PT	151,446,380	305,933
*	Bank Rakyat Indonesia Persero Tbk PT	831,066,818	255,516
	Telekomunikasi Indonesia Persero Tbk PT	729,290,912	194,201

53

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Astra International Tbk PT	316,925,301	169,656
*	Bank Mandiri Persero Tbk PT	290,642,215	158,343
*	Bank Negara Indonesia Persero Tbk PT	116,807,686	78,829
	Unilever Indonesia Tbk PT	17,760,391	56,722
	United Tractors Tbk PT	23,594,527	45,057
	Semen Indonesia Persero Tbk PT	46,690,010	44,322
	Gudang Garam Tbk PT	7,434,330	44,114
	Charoen Pokphand Indonesia Tbk PT	114,653,953	42,440
	Indofood Sukses Makmur Tbk PT	69,648,008	34,007
	Hanjaya Mandala Sampoerna Tbk PT	136,905,574	33,659
	Indocement Tunggal Prakarsa Tbk PT	21,366,461	33,040
	Kalbe Farma Tbk PT	302,367,384	32,805
	Bank Danamon Indonesia Tbk PT	49,384,931	30,686
	Perusahaan Gas Negara Persero Tbk PT	167,627,879	27,321
	Indofood CBP Sukses Makmur Tbk PT	37,140,447	25,377
	Indah Kiat Pulp & Paper Corp. Tbk PT	40,993,768	21,311
	Pakuwon Jati Tbk PT	370,319,567	18,576
	Adaro Energy Tbk PT	197,585,179	18,126
*	Bukit Asam Tbk PT	64,084,044	17,828
	Ciputra Development Tbk PT	219,158,650	17,389
*	Jasa Marga Persero Tbk PT	38,193,704	16,366
	Barito Pacific Tbk PT	54,639,990	15,463
*	Pabrik Kertas Tjiwi Kimia Tbk PT	19,711,200	13,951
	Summarecon Agung Tbk PT	168,558,892	13,235
	Surya Citra Media Tbk PT	98,553,031	12,867
	Ace Hardware Indonesia Tbk PT	109,641,056	12,703
*	Bumi Serpong Damai Tbk PT	122,033,801	12,301
*	XL Axiata Tbk PT	54,659,798	11,208
*	Bank Tabungan Negara Persero Tbk PT	58,625,738	10,440
	Matahari Department Store Tbk PT	35,568,167	10,184
*	Waskita Karya Persero Tbk PT	67,123,698	10,009
	Tower Bersama Infrastructure Tbk PT	31,099,637	8,631
*	Kresna Graha Investama Tbk PT	208,468,848	8,488
	AKR Corporindo Tbk PT	26,959,125	8,428
*	Aneka Tambang Tbk PT	135,666,410	8,259
	Indo Tambangraya Megah Tbk PT	6,110,980	8,252
	Wijaya Karya Persero Tbk PT	45,144,470	7,681
	Mitra Adiperkasa Tbk PT	100,150,126	6,998
	PP Persero Tbk PT	40,920,495	6,906
	Lippo Karawaci Tbk PT	300,111,820	6,896
*	Panin Financial Tbk PT	239,965,231	6,810
*	Vale Indonesia Tbk PT	30,739,047	6,589
*	Medco Energi Internasional Tbk PT	103,611,743	6,393
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	42,080,699	6,001
	Media Nusantara Citra Tbk PT	83,712,424	5,526
	Astra Agro Lestari Tbk PT	6,580,113	5,023
*	Sentul City Tbk PT	615,186,544	4,974
*	Link Net Tbk PT	16,113,118	4,914
	Ramayana Lestari Sentosa Tbk PT	34,854,966	4,368
*	Alam Sutera Realty Tbk PT	175,015,554	4,125
*	Trada Alam Minera Tbk PT	490,295,966	4,030
*	Timah Tbk PT	37,985,774	3,657
	Global Mediacom Tbk PT	123,974,703	3,499
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,664,495	3,112
*	Adhi Karya Persero Tbk PT	24,013,406	2,937
	Surya Semesta Internusa Tbk PT	38,981,698	1,848
*	Eagle High Plantations Tbk PT	147,276,163	1,653
*	Krakatau Steel Persero Tbk PT	49,643,146	1,527
*	Semen Baturaja Persero TBK PT	21,224,918	1,460
*	Siloam International Hospitals Tbk PT	3,481,343	998
	Salim Ivomas Pratama Tbk PT	32,852,398	955
	Bekasi Fajar Industrial Estate Tbk PT	40,098,120	833
*	Agung Podomoro Land Tbk PT	66,344,385	805
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	32,541,705	603

54

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	Intiland Development Tbk PT	24,666,906	574
*	Kawasan Industri Jababeka Tbk PT	20,897,506	367
	Sampoerna Agro Tbk PT	772,102	133
*	Lippo Cikarang Tbk PT	628,477	82
*,§	Sigmagold Inti Perkasa Tbk PT	14,934,100	52
*	Matahari Putra Prima Tbk PT	208,482	3
			1,998,375
Kuwait (0.8%)
	National Bank of Kuwait SAKP	95,014,110	290,169
	Kuwait Finance House KSCP	55,732,509	121,785
	Ahli United Bank BSC	68,572,862	57,014
	Mobile Telecommunications Co. KSC	32,086,984	48,709
	Agility Public Warehousing Co. KSC	13,978,266	33,564
	Gulf Bank KSCP	26,043,076	25,997
	Boubyan Bank KSCP	12,311,451	21,991
*	Boubyan Petrochemicals Co. KSCP	5,897,073	17,815
	Humansoft Holding Co. KSC	1,581,805	17,295
*	Warba Bank KSCP	14,071,982	11,089
*	National Industries Group Holding SAK	13,919,781	10,008
	Kuwait International Bank KSCP	8,881,055	8,253
*	Integrated Holding Co. KCSC	2,758,259	6,521
	Alimtiaz Investment Group KSC	12,647,664	5,436
*	Mezzan Holding Co. KSCC	1,549,457	2,595
*,§	Boubyan Bank KSCP Rights Exp. 05/23/2019	1,846,717	1,177
			679,418
Malaysia (2.8%)
	Public Bank Bhd. (Local)	48,661,558	264,911
	Malayan Banking Bhd.	92,243,492	206,404
	Tenaga Nasional Bhd.	62,285,911	185,371
	CIMB Group Holdings Bhd.	106,610,538	135,977
	Petronas Chemicals Group Bhd.	44,823,832	97,586
	Sime Darby Plantation Bhd.	56,933,479	70,970
	Axiata Group Bhd.	70,171,319	67,418
	DiGi.Com Bhd.	59,195,733	65,860
	Genting Bhd.	36,440,384	62,078
	IHH Healthcare Bhd.	45,293,675	60,925
	Maxis Bhd.	44,076,450	57,155
	Dialog Group Bhd.	73,355,400	57,101
	IOI Corp. Bhd.	51,208,790	55,813
	Petronas Gas Bhd.	12,589,553	53,869
	PPB Group Bhd.	11,213,160	50,779
	Hong Leong Bank Bhd.	10,406,442	50,330
	Kuala Lumpur Kepong Bhd.	7,978,692	47,795
	MISC Bhd.	23,291,514	38,911
	Press Metal Aluminium Holdings Bhd.	30,492,720	35,062
	AMMB Holdings Bhd.	32,341,145	34,964
	Genting Malaysia Bhd.	44,569,637	34,304
	Sime Darby Bhd.	56,942,336	31,984
	Top Glove Corp. Bhd.	27,054,300	31,885
	Gamuda Bhd.	35,322,217	29,900
	RHB Bank Bhd. Ordinary Shares	20,555,000	29,652
	Nestle Malaysia Bhd.	839,057	29,629
	IJM Corp. Bhd.	52,107,034	29,501
	Hartalega Holdings Bhd.	23,149,400	28,176
	Petronas Dagangan Bhd.	4,670,907	27,335
	Malaysia Airports Holdings Bhd.	14,466,300	26,717
	YTL Corp. Bhd.	76,078,010	20,763
	British American Tobacco Malaysia Bhd.	2,353,834	19,860
	Hong Leong Financial Group Bhd.	4,199,341	19,520
	Alliance Bank Malaysia Bhd.	19,313,817	18,978
	HAP Seng Consolidated Bhd.	7,540,500	18,029
	Westports Holdings Bhd.	18,283,401	16,839
	AirAsia Group Bhd.	24,292,948	16,048
	Sime Darby Property Bhd.	58,811,642	15,793

55

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	QL Resources Bhd.	9,443,420	15,570
	Bursa Malaysia Bhd.	8,820,600	14,401
	Genting Plantations Bhd.	5,609,700	14,236
	Inari Amertron Bhd.	33,928,400	14,214
	KLCCP Stapled Group Bhd.	7,513,746	13,965
	Telekom Malaysia Bhd.	18,384,578	12,952
*	My EG Services Bhd.	33,945,550	12,338
	Carlsberg Brewery Malaysia Bhd.	2,013,400	12,304
	UMW Holdings Bhd.	9,193,200	12,129
	Sunway REIT	25,904,400	11,723
	YTL Power International Bhd.	51,851,733	11,157
	Sunway Bhd.	25,978,109	10,500
	Berjaya Sports Toto Bhd.	16,184,198	10,299
	SP Setia Bhd Group	18,545,745	10,179
	IOI Properties Group Bhd.	29,565,320	9,801
*	Sapura Energy Bhd.	124,328,962	9,745
	Fraser & Neave Holdings Bhd.	1,146,300	9,679
	TIME dotCom Bhd.	4,372,700	9,465
	Malaysian Resources Corp. Bhd.	36,793,100	9,174
2	Astro Malaysia Holdings Bhd.	24,775,573	8,694
	IGB REIT	19,301,870	8,689
*	FGV Holdings Bhd.	28,581,857	8,629
	Yinson Holdings Bhd.	7,141,700	8,363
	Malakoff Corp. Bhd.	38,574,500	8,222
	Malaysia Building Society Bhd.	32,566,400	7,841
	Kossan Rubber Industries	8,550,400	7,529
	DRB-Hicom Bhd.	13,389,500	7,067
	Serba Dinamik Holdings Bhd.	6,959,300	7,042
2	Lotte Chemical Titan Holding Bhd.	7,892,147	6,744
	KPJ Healthcare Bhd.	28,391,500	6,734
	UEM Sunrise Bhd.	29,701,200	6,686
	VS Industry Bhd.	21,347,850	5,898
	Cahya Mata Sarawak Bhd.	6,900,800	5,576
	Padini Holdings Bhd.	5,059,437	4,700
*	Velesto Energy Bhd.	65,616,327	4,688
	Supermax Corp. Bhd.	12,601,900	4,608
	Magnum Bhd.	7,220,200	4,246
	WCT Holdings Bhd.	15,971,862	4,095
*	Lafarge Malaysia Bhd.	5,094,181	4,071
	Bermaz Auto Bhd.	6,883,900	3,996
*	Bumi Armada Bhd.	61,993,928	3,525
	Pavilion REIT	6,597,600	2,904
	AEON Credit Service M Bhd.	731,700	2,886
	Pos Malaysia Bhd.	6,417,600	2,843
*	Berjaya Corp. Bhd.	40,686,589	2,611
	Unisem M Bhd.	4,078,450	2,529
	Muhibbah Engineering M Bhd.	3,557,100	2,456
	Scientex Bhd.	1,142,900	2,363
	Sunway Construction Group Bhd.	4,586,800	2,220
*	Eco World Development Group Bhd.	9,892,000	2,215
*	AirAsia X Bhd.	27,661,300	1,574
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	20,487,189	595
*	Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	304
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	272
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	2,475,550	54
§	RHB Bank Bhd.	11,952,935	29
			2,531,521
Mexico (3.0%)
	Fomento Economico Mexicano SAB de CV	33,032,878	322,231
	America Movil SAB de CV	429,934,362	320,221
	Grupo Financiero Banorte SAB de CV	44,161,554	279,141
	Wal-Mart de Mexico SAB de CV	80,943,557	237,864
	Grupo Mexico SAB de CV Class B	56,294,977	165,074
*	Cemex SAB de CV	236,147,837	109,244

56

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Grupo Bimbo SAB de CV Class A	38,141,593	84,943
	Grupo Televisa SAB	39,053,541	79,435
	Fibra Uno Administracion SA de CV	48,019,202	71,581
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,657,103	57,521
	Grupo Financiero Inbursa SAB de CV	35,937,259	55,012
	Grupo Elektra SAB de CV	1,022,637	54,397
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,218,946	53,019
	Coca-Cola Femsa SAB de CV	8,181,175	52,187
	Alfa SAB de CV Class A	48,075,501	48,588
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	27,053,061	45,436
	Mexichem SAB de CV	16,310,785	37,865
	Infraestructura Energetica Nova SAB de CV	8,284,268	36,213
	Arca Continental SAB de CV	6,086,976	34,552
	Promotora y Operadora de Infraestructura SAB de CV Ordinary Shares	3,377,444	34,356
	Gruma SAB de CV Class B	3,293,511	32,920
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,130,215	31,608
	Grupo Carso SAB de CV	6,885,541	26,699
	Industrias Penoles SAB de CV	1,996,554	22,914
	Kimberly-Clark de Mexico SAB de CV Class A	13,226,482	22,863
	Megacable Holdings SAB de CV	4,885,143	21,519
	Regional SAB de CV	3,908,324	21,298
*,2	Banco del Bajio SA	9,899,261	21,284
	El Puerto de Liverpool SAB de CV	3,150,574	20,395
*	Alsea SAB de CV	8,573,817	19,167
	PLA Administradora Industrial S de RL de CV	10,800,974	17,964
	Gentera SAB de CV	18,943,001	17,287
*	Telesites SAB de CV	23,564,446	16,010
2	Macquarie Mexico Real Estate Management SA de CV	13,303,131	15,817
	Bolsa Mexicana de Valores SAB de CV	7,599,009	15,669
	Grupo Cementos de Chihuahua SAB de CV	2,473,500	14,173
	Corp Inmobiliaria Vesta SAB de CV	8,782,808	13,847
	Becle SAB de CV	8,674,018	13,630
	Industrias Bachoco SAB de CV Class B	3,200,653	13,115
	Prologis Property Mexico SA de CV	5,632,891	12,046
	Grupo Lala SAB de CV	8,912,029	11,893
	Grupo Comercial Chedraui SA de CV	5,928,668	11,715
*	La Comer SAB de CV	9,028,104	10,310
*	Genomma Lab Internacional SAB de CV Class B	12,517,751	10,063
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,636,563	9,678
*	Qualitas Controladora SAB de CV	2,841,756	7,538
	Alpek SAB de CV	5,929,836	7,294
2	GMexico Transportes SAB de CV	5,280,187	6,462
*	Industrias CH SAB de CV Class B	1,367,005	6,376
2	Nemak SAB de CV	10,777,178	5,884
	Concentradora Fibra Danhos SA de CV	4,007,046	5,861
	Grupo Herdez SAB de CV	2,489,651	5,336
*	Hoteles City Express SAB de CV	5,088,176	5,258
*	Grupo Aeromexico SAB de CV	4,676,662	4,793
2	Concentradora Fibra Hotelera Mexicana SA de CV	7,978,916	4,082
*	Grupo GICSA SAB de CV	9,152,341	2,945
	Credito Real SAB de CV SOFOM ER	2,579,511	2,943
	Promotora y Operadora de Infraestructura SAB de CV	426,685	2,802
	Unifin Financiera SAB de CV SOFOM ENR	1,163,739	2,611
	TV Azteca SAB de CV	20,473,151	2,225
*	Axtel SAB de CV	14,255,862	1,760
	Grupo Rotoplas SAB de CV	1,002,800	992
	ALEATICA SAB de CV	892,840	973
*	Grupo Simec SAB de CV Class B	238,829	731
	Consorcio ARA SAB de CV	2,369,402	635
*	Cemex SAB de CV ADR	4,060	19
*,§	Empresas ICA SAB de CV	104,678	8
			2,700,292
Pakistan (0.1%)
	Engro Corp. Ltd.	5,689,842	12,790

57

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Habib Bank Ltd.	12,532,062	11,296
	Pakistan Petroleum Ltd.	9,390,387	11,260
	Oil & Gas Development Co. Ltd.	10,560,800	10,507
	Lucky Cement Ltd.	2,941,634	8,087
	Hub Power Co. Ltd.	15,368,943	8,050
	MCB Bank Ltd.	5,757,764	7,742
	Pakistan State Oil Co. Ltd.	5,578,080	7,672
	Fauji Fertilizer Co. Ltd.	10,225,874	7,519
	Pakistan Oilfields Ltd.	2,432,690	7,309
	United Bank Ltd.	6,029,400	6,316
	Engro Fertilizers Ltd.	8,768,880	4,305
*	SUI Northern Gas Pipeline	6,556,300	3,513
	Bank Alfalah Ltd.	10,984,000	3,436
	Kot Addu Power Co. Ltd.	9,131,721	2,661
*	National Bank of Pakistan	8,789,900	2,461
	Nishat Mills Ltd.	2,665,900	2,286
	DG Khan Cement Co. Ltd.	4,379,670	2,271
	Searle Co. Ltd.	1,713,692	2,248
*	SUI Southern Gas Co. Ltd.	14,985,400	2,120
	Fauji Cement Co. Ltd.	5,841,901	745
	Millat Tractors Ltd.	99,930	643
	Fauji Fertilizer Bin Qasim Ltd.	2,622,500	524
	Pakistan Telecommunication Co. Ltd.	7,977,500	523
	Thal Ltd.	179,216	474
*	Hub Power Co. Ltd. Rights Exp. 06/04/2019	1,859,642	315
			127,073
Peru (0.4%)
	Credicorp Ltd. (XNYS)	698,848	165,557
	Credicorp Ltd. (XLIM)	357,268	84,726
	Cia de Minas Buenaventura SAA ADR	2,994,336	48,538
§	Cia de Minas Buenaventura SAA	461,011	7,390
			306,211
Philippines (1.3%)
	SM Investments Corp.	7,588,003	138,436
	SM Prime Holdings Inc.	142,651,098	113,552
	Ayala Land Inc.	110,118,467	103,601
	BDO Unibank Inc.	30,911,651	79,584
	Ayala Corp.	3,929,485	68,160
	JG Summit Holdings Inc.	43,769,141	55,421
	Bank of the Philippine Islands	28,670,618	46,713
	PLDT Inc.	1,873,022	44,187
	International Container Terminal Services Inc.	17,683,681	42,901
	Universal Robina Corp.	14,030,292	40,984
	Jollibee Foods Corp.	6,573,199	38,423
	Metropolitan Bank & Trust Co.	25,977,958	37,033
	Manila Electric Co.	4,327,273	32,014
	Security Bank Corp.	7,343,524	25,370
	GT Capital Holdings Inc.	1,451,482	24,114
	Megaworld Corp.	195,957,103	21,068
	Metro Pacific Investments Corp.	226,391,779	19,859
	Aboitiz Equity Ventures Inc.	18,210,201	19,441
	Alliance Global Group Inc.	66,665,767	19,141
	Aboitiz Power Corp.	26,154,629	18,936
	San Miguel Corp.	5,275,930	18,286
*	San Miguel Food and Beverage Inc.	7,635,170	16,985
	Globe Telecom Inc.	461,687	15,780
*	Robinsons Land Corp.	30,142,207	14,162
	DMCI Holdings Inc.	65,483,697	14,028
	LT Group Inc.	45,537,950	14,021
	Bloomberry Resorts Corp.	56,073,149	13,714
	Robinsons Retail Holdings Inc.	8,603,891	12,878
	Puregold Price Club Inc.	14,495,992	11,668
	Pilipinas Shell Petroleum Corp.	11,732,854	10,186
	Semirara Mining & Power Corp. Class A	19,692,328	9,013

58

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	First Gen Corp.	19,922,592	8,458
	Vista Land & Lifescapes Inc.	54,804,700	7,692
	Manila Water Co. Inc.	16,458,728	7,128
	D&L Industries Inc.	29,518,490	6,189
	Wilcon Depot Inc.	17,209,200	5,510
	Century Pacific Food Inc.	14,861,587	4,367
	Cebu Air Inc.	2,278,085	3,584
	Filinvest Land Inc.	112,132,351	3,313
	Nickel Asia Corp.	40,376,703	1,859
*,2	CEMEX Holdings Philippines Inc.	34,832,471	1,450
			1,189,209
Poland (0.0%)
*,§	getBACK SA	245,053	240

Qatar (1.1%)
	Qatar National Bank QPSC	7,002,305	376,644
	Industries Qatar QSC	3,098,428	102,933
	Qatar Islamic Bank SAQ	1,754,004	80,402
	Masraf Al Rayan QSC	6,227,479	62,081
	Commercial Bank PQSC	3,282,456	45,872
	Qatar Fuel QSC	730,740	40,396
*	Mesaieed Petrochemical Holding Co.	6,524,119	35,422
	Qatar Electricity & Water Co. QSC	727,326	33,384
	Qatar Gas Transport Co. Ltd.	4,560,631	26,810
	Barwa Real Estate Co.	2,735,164	26,059
	Ooredoo QPSC	1,393,938	24,903
	Qatar Insurance Co. SAQ	2,204,807	23,202
	Doha Bank QPSC	2,550,342	15,206
	Qatar Navigation QSC	814,462	15,130
	Qatar International Islamic Bank QSC	684,743	12,991
*	Qatar Aluminum Manufacturing Co.	4,380,028	12,653
	Vodafone Qatar QSC	5,942,925	12,608
	United Development Co. QSC	3,075,349	11,410
*	Ezdan Holding Group QSC	2,750,223	8,083
*	Gulf International Services QSC	1,230,975	5,357
	Medicare Group	238,866	4,100
	Al Meera Consumer Goods Co. QSC	93,648	3,681
*	Salam International Investment Ltd. QSC	770,219	1,047
	Gulf Warehousing Co.	1,886	24
			980,398
Russia (3.7%)
	Sberbank of Russia PJSC	160,173,893	561,146
	Lukoil PJSC ADR	4,362,879	370,438
	Lukoil PJSC	3,467,450	295,904
	Gazprom PJSC	86,020,023	218,597
	Gazprom PJSC ADR	40,157,333	200,760
	Tatneft PJSC ADR	2,672,581	188,196
	Novatek PJSC	8,727,617	162,785
	Novatek PJSC GDR	787,170	151,867
	Tatneft PJSC	8,832,282	103,486
	MMC Norilsk Nickel PJSC ADR	4,347,911	96,670
	Rosneft Oil Co. PJSC GDR	11,399,643	75,960
	Surgutneftegas OAO Preference Shares	119,366,223	72,349
	MMC Norilsk Nickel PJSC	296,072	65,792
	AK Transneft OAO Preference Shares	24,335	63,307
	Magnit PJSC GDR	4,159,139	59,457
	Mobile TeleSystems PJSC ADR	7,249,227	57,124
	Alrosa PJSC	38,326,470	55,914
	Rosneft Oil Co. PJSC	7,118,635	47,259
	Severstal PJSC	2,508,601	40,610
	Novolipetsk Steel PJSC GDR	1,442,465	38,098
	VTB Bank PJSC	60,709,531,072	33,379
	Moscow Exchange MICEX-RTS PJSC	22,765,648	32,092
	Inter RAO UES PJSC	525,529,670	31,903

59

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Surgutneftegas PJSC ADR	8,334,287	31,200
	Polyus PJSC GDR	590,557	23,232
	PhosAgro PJSC GDR	1,652,447	20,853
	Magnitogorsk Iron & Steel Works PJSC	27,424,184	18,773
	Rostelecom PJSC	13,901,458	15,916
	RusHydro PJSC	1,792,266,418	14,984
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	11,836
	Surgutneftegas PJSC	29,266,849	11,123
	VTB Bank PJSC GDR	9,720,808	10,872
	Aeroflot PJSC	7,114,879	10,608
*	Polyus PJSC	129,180	10,073
	Bashneft PJSC	293,156	9,626
	ROSSETI PJSC	536,105,584	8,868
	Unipro PJSC	206,377,198	8,334
	Severstal PJSC GDR	488,364	7,913
	Tatneft PAO Preference Shares	802,370	7,878
	Safmar Financial Investment	889,743	6,622
	Magnit PJSC	95,910	5,528
*	M.Video PJSC	822,660	5,375
	Sistema PJSFC GDR	2,033,508	5,361
*	Raspadskaya OJSC	2,495,253	5,281
	TMK PJSC GDR	1,233,526	4,517
*	RussNeft PJSC	457,900	4,011
	Mosenergo PJSC	106,019,234	3,676
*	Mechel PJSC	2,848,636	3,008
	Rostelecom PJSC ADR	433,565	2,931
2	Detsky Mir PJSC	2,137,150	2,925
	ENEL RUSSIA PJSC	157,059,000	2,618
	Mobile TeleSystems PJSC	440,959	1,742
	TGC-1 PJSC	8,801,055,345	1,215
	Novolipetsk Steel PJSC	409,537	1,085
	Mechel PJSC Preference Shares	651,280	1,070
	TMK PJSC	1,111,110	1,016
	OGK-2 PJSC	157,137,880	995
	Sistema PJSFC	5,036,000	688
*	Mechel PJSC ADR	160,397	337
*	Lenenergo PJSC Preference Shares	117,643	184
	Bashneft PAO Preference Shares	1,006	29
			3,305,396
Saudi Arabia (0.7%)
	Saudi Basic Industries Corp.	2,953,963	97,857
	Al Rajhi Bank	4,768,909	95,406
	National Commercial Bank	3,720,767	61,125
	Riyad Bank	5,111,139	40,646
	Samba Financial Group	3,769,675	38,149
	Almarai Co. JSC	1,948,771	31,252
	Saudi Telecom Co.	1,001,474	30,609
*	Saudi Arabian Mining Co.	1,614,913	24,096
	Alinma Bank	2,679,168	19,364
	Yanbu National Petrochemical Co.	853,542	16,574
	Saudi Arabian Fertilizer Co.	647,149	14,135
*	Saudi Electricity Co.	3,106,475	14,041
	Jarir Marketing Co.	246,066	11,611
*	Bank AlBilad	1,431,497	10,001
*	Saudi Kayan Petrochemical Co.	2,536,880	8,908
*	Savola Group	974,493	8,824
*	Etihad Etisalat Co.	1,330,725	8,412
	Advanced Petrochemical Co.	412,384	6,767
*	Saudi Industrial Investment Group	874,598	6,282
*	Bupa Arabia for Cooperative Insurance Co.	247,418	6,134
	Mouwasat Medical Services Co.	259,169	5,876
	Bank Al-Jazira	1,206,514	5,187
	Saudi Cement Co.	290,167	5,094
	Saudi Airlines Catering Co.	205,216	4,616

60

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	National Industrialization Co.	915,520	4,341
*	Co for Cooperative Insurance	218,342	4,013
	Abdullah Al Othaim Markets Co.	179,356	3,777
*	Dar Al Arkan Real Estate Development Co.	1,255,067	3,693
*	Rabigh Refining & Petrochemical Co.	573,013	2,942
*	Saudia Dairy & Foodstuff Co.	93,861	2,925
*	Mobile Telecommunications Co. Saudi Arabia	901,815	2,688
*	Emaar Economic City	1,092,353	2,682
*	Sahara Petrochemical Co.	583,573	2,675
*	Saudi International Petrochemical Co.	420,346	2,427
*	Dallah Healthcare Co.	182,292	2,309
	Saudi Ground Services Co.	274,561	2,166
	National Petrochemical Co.	276,026	2,048
*	Herfy Food Services Co.	127,513	2,005
*	Saudi Research & Marketing Group	101,948	1,997
*	Dur Hospitality Co.	374,986	1,958
*	National Gas & Industrialization Co.	235,136	1,958
*	Saudi Chemical Co.	209,649	1,871
*	Al Hammadi Co. for Development and Investment	278,043	1,815
	Qassim Cement Co.	154,641	1,740
*	Fawaz Abdulaziz Al Hokair & Co.	199,944	1,434
*	National Agriculture Development Co.	185,313	1,347
	National Medical Care Co.	94,267	1,332
	City Cement Co.	415,175	1,323
	United Electronics Co.	68,075	1,255
	Aldrees Petroleum and Transport Services Co.	131,420	1,204
*	Arriyadh Development Co.	206,467	1,199
*	Seera Group Holding	224,311	1,158
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	156,660	1,137
	Southern Province Cement Co.	90,636	1,098
*	Eastern Province Cement Co.	143,101	1,007
*	Yanbu Cement Co.	126,090	1,004
*	Northern Region Cement Co.	348,291	850
*	Saudi Public Transport Co.	168,246	635
	Arabian Cement Co.	86,663	622
*	Yamama Cement Co.	133,947	621
*	Astra Industrial Group	146,994	611
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	136,690	606
*	Al Jouf Cement Co.	277,256	601
*	Methanol Chemicals Co.	207,497	528
*	Al Hassan Ghazi Ibrahim Shaker Co.	227,041	515
*	Middle East Healthcare Co.	60,299	513
*	Saudi Real Estate Co.	149,066	505
*	Aseer Trading Tourism & Manufacturing Co.	197,727	484
*	Saudi Marketing Co.	100,201	481
*	Hail Cement Co.	140,200	327
	AlAbdullatif Industrial Investment Co.	100,737	315
*	Tabuk Cement Co.	77,157	255
			645,963
Singapore (0.0%)
*,^,§	Midas Holdings Ltd.	202,000	—

South Africa (6.6%)
	Naspers Ltd.	6,707,325	1,725,463
	Sasol Ltd.	8,718,326	289,243
	Standard Bank Group Ltd.	20,039,655	279,871
	FirstRand Ltd.	49,714,942	236,595
	MTN Group Ltd.	28,236,756	204,579
	Sanlam Ltd.	27,434,137	146,898
	Absa Group Ltd.	11,117,400	128,069
	Old Mutual Ltd.	76,035,441	122,303
	Nedbank Group Ltd.	6,153,278	114,781
	Bid Corp. Ltd.	5,282,605	111,679
	Remgro Ltd.	8,151,699	110,808

61

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Shoprite Holdings Ltd.	7,358,695	88,827
	Bidvest Group Ltd.	5,296,220	80,556
	Growthpoint Properties Ltd.	46,184,075	80,282
	Capitec Bank Holdings Ltd.	852,454	79,738
	Vodacom Group Ltd.	9,789,314	78,999
	AngloGold Ashanti Ltd.	6,351,237	75,566
	RMB Holdings Ltd.	11,098,093	64,865
*	MultiChoice Group Ltd.	6,627,625	59,512
	Mr Price Group Ltd.	3,923,625	59,463
	Redefine Properties Ltd.	86,111,602	59,306
	Discovery Ltd.	5,528,557	55,712
	Clicks Group Ltd.	4,001,004	54,758
	Woolworths Holdings Ltd.	15,081,355	50,353
	Anglo American Platinum Ltd.	956,210	48,372
	Gold Fields Ltd.	12,652,650	47,684
	Foschini Group Ltd.	3,634,881	47,097
	Tiger Brands Ltd.	2,609,561	45,391
	Exxaro Resources Ltd.	3,946,230	45,158
	NEPI Rockcastle plc	5,374,736	44,872
	PSG Group Ltd.	2,403,184	44,570
	SPAR Group Ltd.	3,176,396	43,127
*	Impala Platinum Holdings Ltd.	10,686,379	42,977
	Aspen Pharmacare Holdings Ltd.	5,854,727	42,189
	Sappi Ltd.	8,813,815	42,087
	Mondi Ltd.	1,864,896	41,209
	Life Healthcare Group Holdings Ltd.	22,360,780	40,786
	Netcare Ltd.	23,713,816	39,916
	Truworths International Ltd.	6,824,068	36,183
^	AVI Ltd.	5,364,531	34,478
	Barloworld Ltd.	3,490,751	31,181
	Investec Ltd.	4,856,385	31,076
	Pick n Pay Stores Ltd.	5,992,091	29,092
	Rand Merchant Investment Holdings Ltd.	11,813,724	28,675
	Telkom SA SOC Ltd.	4,743,613	28,233
*,^	Sibanye Gold Ltd.	28,139,327	26,493
	Kumba Iron Ore Ltd.	808,888	24,326
*	Northam Platinum Ltd.	5,667,064	23,624
	MMI Holdings Ltd.	17,393,128	21,749
	Hyprop Investments Ltd.	4,169,222	20,388
	African Rainbow Minerals Ltd.	1,653,846	19,700
	Fortress REIT Ltd. Class A	13,080,593	17,574
	Santam Ltd.	713,894	16,748
	Resilient REIT Ltd.	4,223,481	16,708
	KAP Industrial Holdings Ltd.	32,276,240	16,628
	Motus Holdings Ltd.	2,670,177	16,604
^,2	Pepkor Holdings Ltd.	11,242,669	15,639
*	Super Group Ltd.	6,056,812	15,603
	JSE Ltd.	1,577,059	15,302
	Coronation Fund Managers Ltd.	4,260,167	15,266
	Liberty Holdings Ltd.	2,081,477	15,069
	Reunert Ltd.	2,754,790	14,938
	Assore Ltd.	563,493	14,625
	Pioneer Foods Group Ltd.	2,359,041	14,207
	Vukile Property Fund Ltd.	9,771,236	14,056
	Tsogo Sun Holdings Ltd.	9,027,741	13,589
	AECI Ltd.	2,019,905	13,501
	Fortress REIT Ltd. Class B	16,742,443	12,757
*	Harmony Gold Mining Co. Ltd.	7,068,603	12,111
	Attacq Ltd.	12,066,259	11,850
	Imperial Logistics Ltd.	2,692,759	11,779
	Massmart Holdings Ltd.	1,758,548	11,599
2	Dis-Chem Pharmacies Ltd.	6,068,827	11,451
	Distell Group Holdings Ltd.	1,071,186	10,259
*	Sun International Ltd.	2,451,153	9,391

62

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*	PPC Ltd.	24,962,229	8,699
	SA Corporate Real Estate Ltd.	34,900,437	8,676
	MAS Real Estate Inc.	5,556,143	8,586
	Astral Foods Ltd.	673,648	8,546
*	Brait SE	5,235,860	8,409
*	Nampak Ltd.	10,925,554	8,014
*	Famous Brands Ltd.	1,360,043	7,995
	Wilson Bayly Holmes-Ovcon Ltd.	959,277	7,567
*	DataTec Ltd.	3,267,256	7,483
	Advtech Ltd.	7,884,138	7,480
	Emira Property Fund Ltd.	6,136,428	6,096
	Oceana Group Ltd.	1,230,288	6,011
*	Investec Property Fund Ltd.	5,214,874	5,805
	Adcock Ingram Holdings Ltd.	1,211,262	5,588
	Cashbuild Ltd.	303,054	5,567
*,^	Steinhoff International Holdings NV (XJSE)	35,252,341	5,070
	Equites Property Fund Ltd.	3,499,532	4,995
	Alexander Forbes Group Holdings Ltd.	12,997,502	4,960
^	Curro Holdings Ltd.	2,467,612	4,601
^	Omnia Holdings Ltd.	1,113,797	4,524
	Metair Investments Ltd.	2,697,746	4,443
	Grindrod Ltd.	7,798,507	4,181
	Arrowhead Properties Ltd.	14,855,038	4,149
	Murray & Roberts Holdings Ltd.	3,850,924	4,105
	Hosken Consolidated Investments Ltd.	502,064	3,895
	Zeder Investments Ltd.	12,538,038	3,779
	Peregrine Holdings Ltd.	2,543,757	3,445
*	Blue Label Telecoms Ltd.	9,506,698	3,268
	City Lodge Hotels Ltd.	387,568	3,259
*	Long4Life Ltd.	9,029,317	3,143
	Clover Industries Ltd.	1,907,858	3,050
	Hudaco Industries Ltd.	317,334	2,962
	EPP NV	2,270,747	2,937
	Tongaat Hulett Ltd.	1,883,205	2,816
	Raubex Group Ltd.	1,669,177	2,539
	Lewis Group Ltd.	1,128,712	2,475
*	EOH Holdings Ltd.	1,589,368	2,271
	Allied Electronics Corp. Ltd.	1,407,312	2,028
*	Stadio Holdings Ltd.	5,056,163	1,255
*	Ascendis Health Ltd.	3,622,306	1,123
*	DRDGOLD Ltd.	5,711,126	1,122
	Delta Property Fund Ltd.	6,269,350	957
^	Rebosis Property Fund Ltd.	9,080,475	826
*	Steinhoff International Holdings NV (XETR)	1,075,902	157
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	2
			5,864,972
Taiwan (13.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	231,822,845	1,946,392
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,044,395	1,272,725
	Hon Hai Precision Industry Co. Ltd.	187,088,891	526,717
	Formosa Plastics Corp.	76,266,325	276,780
	Largan Precision Co. Ltd.	1,599,956	240,189
	Nan Ya Plastics Corp.	88,337,401	223,485
	MediaTek Inc.	22,796,504	218,494
	CTBC Financial Holding Co. Ltd.	285,300,522	195,446
	Formosa Chemicals & Fibre Corp.	53,556,123	192,713
	Cathay Financial Holding Co. Ltd.	123,847,502	179,339
	Uni-President Enterprises Corp.	75,320,984	179,014
	Delta Electronics Inc.	33,800,676	178,403
	Fubon Financial Holding Co. Ltd.	115,562,424	170,777
	Mega Financial Holding Co. Ltd.	172,143,343	165,268
	China Steel Corp.	193,881,868	156,658
	E.Sun Financial Holding Co. Ltd.	163,694,984	134,411
	ASE Technology Holding Co. Ltd.	51,236,943	119,020

63

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Chunghwa Telecom Co. Ltd.	32,938,913	118,653
	First Financial Holding Co. Ltd.	156,122,108	111,462
	Yuanta Financial Holding Co. Ltd.	178,659,029	103,624
	Chunghwa Telecom Co. Ltd. ADR	2,875,013	103,615
	Taiwan Cement Corp.	71,440,264	97,169
	Taiwan Cooperative Financial Holding Co. Ltd.	146,291,532	97,097
	Catcher Technology Co. Ltd.	11,595,812	91,935
	Taiwan Mobile Co. Ltd.	25,091,525	91,746
	Hua Nan Financial Holdings Co. Ltd.	139,165,843	91,008
	Asustek Computer Inc.	11,060,589	84,560
	President Chain Store Corp.	8,877,481	82,828
	Chailease Holding Co. Ltd.	18,779,860	80,065
	Quanta Computer Inc.	41,706,494	79,979
	Formosa Petrochemical Corp.	21,252,509	78,869
	Hotai Motor Co. Ltd.	4,831,764	73,124
	Taishin Financial Holding Co. Ltd.	160,867,200	72,945
	China Development Financial Holding Corp.	223,841,413	72,153
	Far Eastern New Century Corp.	62,225,861	67,950
	SinoPac Financial Holdings Co. Ltd.	172,090,178	66,336
	Far EasTone Telecommunications Co. Ltd.	25,465,533	62,491
	Yageo Corp.	6,179,933	61,304
	Chang Hwa Commercial Bank Ltd.	100,110,943	59,970
	Pegatron Corp.	31,365,093	59,295
	Novatek Microelectronics Corp.	8,775,412	57,406
	Pou Chen Corp.	42,368,721	51,544
	Asia Cement Corp.	36,777,130	49,778
	Realtek Semiconductor Corp.	7,158,439	48,537
	Shin Kong Financial Holding Co. Ltd.	170,071,573	48,188
	Advantech Co. Ltd.	5,893,584	47,752
	Lite-On Technology Corp.	33,345,864	47,050
	Walsin Technology Corp.	7,556,501	46,724
	Eclat Textile Co. Ltd.	3,144,269	44,949
	Feng TAY Enterprise Co. Ltd.	5,361,273	43,472
	Compal Electronics Inc.	66,273,410	42,840
	Win Semiconductors Corp.	6,341,139	42,679
	Innolux Corp.	132,419,952	42,491
^	United Microelectronics Corp. ADR	18,778,169	40,749
	United Microelectronics Corp.	92,750,970	40,444
	Foxconn Technology Co. Ltd.	17,847,583	40,041
	Cheng Shin Rubber Industry Co. Ltd.	29,115,751	38,897
	Inventec Corp.	48,277,576	38,788
	Wistron Corp.	45,443,405	37,726
	Giant Manufacturing Co. Ltd.	4,836,509	36,886
	Hiwin Technologies Corp.	3,813,961	36,322
	Taiwan High Speed Rail Corp.	29,732,482	36,207
	China Life Insurance Co. Ltd. Ordinary Shares	43,370,426	36,110
	Globalwafers Co. Ltd.	3,263,000	35,768
	Accton Technology Corp.	8,282,000	35,182
	AU Optronics Corp.	92,924,669	33,233
	WPG Holdings Ltd.	23,830,040	31,452
	Acer Inc.	45,986,897	31,260
	Taiwan Business Bank	74,917,940	30,934
	Airtac International Group	2,294,181	30,734
	Vanguard International Semiconductor Corp.	13,792,980	30,648
	Micro-Star International Co. Ltd.	10,704,000	29,732
	Chroma ATE Inc.	6,095,000	29,199
	Synnex Technology International Corp.	22,302,300	27,830
	Walsin Lihwa Corp.	48,193,965	27,083
*	Tatung Co. Ltd.	33,849,920	26,124
	Nanya Technology Corp.	12,238,246	25,991
	Tripod Technology Corp.	7,933,000	25,471
	Powertech Technology Inc.	10,164,000	25,377
	Zhen Ding Technology Holding Ltd.	6,760,000	24,185
	Highwealth Construction Corp.	14,845,000	23,778

64

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Chicony Electronics Co. Ltd.	9,596,692	23,657
	TA Chen Stainless Pipe	16,044,851	22,794
	Merida Industry Co. Ltd.	3,832,256	22,332
	Unimicron Technology Corp.	19,918,849	22,263
	Simplo Technology Co. Ltd.	2,617,400	22,229
	Winbond Electronics Corp.	42,578,524	22,176
	Radiant Opto-Electronics Corp.	6,524,291	22,050
	Macronix International	27,638,343	21,505
	Phison Electronics Corp.	2,278,000	21,454
	Formosa Taffeta Co. Ltd.	17,577,424	21,200
	Chipbond Technology Corp.	9,046,000	20,529
	Teco Electric and Machinery Co. Ltd.	27,302,000	20,459
	TCI Co. Ltd.	1,349,088	20,141
	Makalot Industrial Co. Ltd.	2,705,987	18,670
	Eva Airways Corp.	38,049,912	18,661
	Ruentex Development Co. Ltd.	13,298,970	18,267
	Sino-American Silicon Products Inc.	8,209,292	17,799
	Taiwan Fertilizer Co. Ltd.	11,878,086	17,297
	E Ink Holdings Inc.	14,383,000	17,270
	Nien Made Enterprise Co. Ltd.	2,164,000	16,980
	Parade Technologies Ltd.	1,001,000	16,971
	Merry Electronics Co. Ltd.	2,946,231	16,970
	Evergreen Marine Corp. Taiwan Ltd.	37,861,488	16,622
	CTCI Corp.	10,610,000	16,452
	Ruentex Industries Ltd.	6,852,871	16,379
^	AU Optronics Corp. ADR	4,583,589	15,997
	International CSRC Investment Holdings Co.	11,734,611	15,969
	ITEQ Corp.	4,831,416	15,955
	Feng Hsin Steel Co. Ltd.	8,057,310	15,856
	Far Eastern International Bank	42,071,910	15,666
*	China Petrochemical Development Corp.	41,324,000	15,609
	King’s Town Bank Co. Ltd.	14,372,000	15,377
	Silergy Corp.	923,620	15,149
	Genius Electronic Optical Co. Ltd.	1,163,775	14,959
	FLEXium Interconnect Inc.	4,750,260	14,930
	Lien Hwa Industrial Corp.	13,599,709	14,923
	Eternal Materials Co. Ltd.	18,016,630	14,905
	Elite Material Co. Ltd.	4,621,246	14,899
*	TaiMed Biologics Inc.	2,927,000	14,889
	Qisda Corp.	23,320,000	14,853
	Compeq Manufacturing Co. Ltd.	17,920,000	14,850
*	HTC Corp.	10,944,221	14,829
	King Yuan Electronics Co. Ltd.	15,760,000	14,617
	Taiwan Secom Co. Ltd.	5,094,876	14,246
	St. Shine Optical Co. Ltd.	737,000	13,769
	Capital Securities Corp.	45,667,593	13,749
	China Airlines Ltd.	43,007,050	13,643
	Sinbon Electronics Co. Ltd.	3,750,315	13,244
	Poya International Co. Ltd.	1,064,703	12,907
	Taiwan Union Technology Corp.	3,505,772	12,798
	eMemory Technology Inc.	1,020,000	12,752
	Mitac Holdings Corp.	12,081,339	12,527
	Gigabyte Technology Co. Ltd.	7,773,000	12,513
	Standard Foods Corp.	7,056,403	12,487
	Epistar Corp.	14,019,180	12,279
	Hota Industrial Manufacturing Co. Ltd.	3,353,562	12,217
	Grape King Bio Ltd.	1,752,039	12,164
	Voltronic Power Technology Corp.	613,355	12,116
	Nan Kang Rubber Tire Co. Ltd.	10,438,000	11,963
	General Interface Solution Holding Ltd.	3,077,070	11,939
	Transcend Information Inc.	5,239,429	11,871
	Great Wall Enterprise Co. Ltd.	10,406,790	11,827
	Elan Microelectronics Corp.	4,237,500	11,491
	Cathay Real Estate Development Co. Ltd.	14,035,700	11,430

65

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tong Yang Industry Co. Ltd.	7,991,000	11,415
	Taichung Commercial Bank Co. Ltd.	29,384,706	11,413
	Bizlink Holding Inc.	1,757,678	11,401
	Wistron NeWeb Corp.	4,312,687	11,173
	Primax Electronics Ltd.	5,312,000	10,880
	ASPEED Technology Inc.	520,000	10,829
	United Integrated Services Co. Ltd.	2,414,800	10,760
	Taiwan Glass Industry Corp.	26,894,290	10,760
	TSRC Corp.	11,662,000	10,744
	King Slide Works Co. Ltd.	1,021,000	10,736
	Huaku Development Co. Ltd.	4,163,000	10,528
	Asia Optical Co. Inc.	3,630,000	10,420
	Oriental Union Chemical Corp.	12,365,372	10,414
	Chilisin Electronics Corp.	3,245,591	10,378
	Coretronic Corp.	6,653,400	10,358
	Cub Elecparts Inc.	1,159,552	10,316
*	PharmaEssentia Corp.	2,226,526	10,304
	Chong Hong Construction Co. Ltd.	3,624,000	10,196
	China Motor Corp.	11,067,000	9,938
	TTY Biopharm Co. Ltd.	3,716,000	9,873
	HannStar Display Corp.	37,550,113	9,724
	LandMark Optoelectronics Corp.	1,083,900	9,719
	Wafer Works Corp.	7,600,651	9,644
	China Steel Chemical Corp.	2,212,000	9,635
*	OBI Pharma Inc.	1,907,000	9,613
	YFY Inc.	24,778,883	9,548
	Cheng Loong Corp.	14,874,000	9,513
	Grand Pacific Petrochemical	13,772,394	9,496
	WT Microelectronics Co. Ltd.	7,169,751	9,473
	Center Laboratories Inc.	3,703,371	9,435
*	United Renewable Energy Co. Ltd.	27,499,701	9,369
	Clevo Co.	9,755,000	9,291
	TPK Holding Co. Ltd.	4,920,018	9,120
	Taiwan Paiho Ltd.	3,661,000	8,965
	Getac Technology Corp.	5,918,000	8,913
	Global Unichip Corp.	1,206,940	8,893
*	Asia Pacific Telecom Co. Ltd.	33,432,000	8,753
	Sunny Friend Environmental Technology Co. Ltd.	1,002,000	8,535
	Yulon Motor Co. Ltd.	13,416,584	8,473
	Cheng Uei Precision Industry Co. Ltd.	6,937,473	8,430
	ASMedia Technology Inc.	481,027	8,344
	Advanced Ceramic X Corp.	828,615	8,316
	Waterland Financial Holdings Co. Ltd.	24,357,638	8,201
	Kenda Rubber Industrial Co. Ltd.	8,382,571	8,179
	Sercomm Corp.	3,709,000	8,179
	President Securities Corp.	18,774,293	8,174
	Egis Technology Inc.	970,100	8,160
	Shin Zu Shing Co. Ltd.	2,142,000	8,160
	U-Ming Marine Transport Corp.	7,747,868	8,112
	Taiwan Hon Chuan Enterprise Co. Ltd.	5,038,000	8,090
	Lotes Co. Ltd.	1,125,748	7,995
	Tong Hsing Electronic Industries Ltd.	2,132,000	7,944
	Gourmet Master Co. Ltd.	1,229,469	7,843
	Yulon Finance Corp.	2,065,000	7,725
	China Bills Finance Corp.	16,094,000	7,682
	Charoen Pokphand Enterprise	4,023,476	7,647
	Chin-Poon Industrial Co. Ltd.	6,056,000	7,542
	Wan Hai Lines Ltd.	14,130,450	7,457
	Long Chen Paper Co. Ltd.	12,554,509	7,363
	Taiwan Surface Mounting Technology Corp.	3,864,000	7,319
	Kinpo Electronics	20,264,000	7,223
	Visual Photonics Epitaxy Co. Ltd.	2,629,500	7,199
	Yieh Phui Enterprise Co. Ltd.	23,038,204	7,027
	International Games System Co. Ltd.	846,000	7,010

66

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Tung Ho Steel Enterprise Corp.	9,737,000	6,967
	Holy Stone Enterprise Co. Ltd.	2,079,013	6,939
	Shinkong Synthetic Fibers Corp.	15,473,000	6,809
	Career Technology MFG. Co. Ltd.	6,150,338	6,761
	Ennoconn Corp.	748,021	6,605
	Taiwan Styrene Monomer	8,127,000	6,585
	Ardentec Corp.	6,400,882	6,568
	ChipMOS Technologies Inc.	7,485,568	6,526
	Sanyang Motor Co. Ltd.	9,994,000	6,518
	Far Eastern Department Stores Ltd.	12,265,000	6,512
	Hung Sheng Construction Ltd.	8,843,800	6,458
	China Man-Made Fiber Corp.	20,332,198	6,408
*	CMC Magnetics Corp.	27,802,000	6,351
	Pan-International Industrial Corp.	7,417,000	6,335
	Topco Scientific Co. Ltd.	2,201,342	6,318
	Asia Vital Components Co. Ltd.	4,522,000	6,298
	Taiwan TEA Corp.	12,438,000	6,279
*	PChome Online Inc.	1,467,873	6,248
*	Mercuries Life Insurance Co. Ltd.	17,323,120	6,226
	Ton Yi Industrial Corp.	14,902,000	6,054
	Lung Yen Life Service Corp.	3,005,000	5,966
	Farglory Land Development Co. Ltd.	4,832,000	5,964
*	Ritek Corp.	17,786,423	5,956
	Kinsus Interconnect Technology Corp.	3,899,000	5,889
	Machvision Inc.	429,231	5,886
	Unitech Printed Circuit Board Corp.	9,576,880	5,882
	Taiwan PCB Techvest Co. Ltd.	4,710,000	5,778
	Systex Corp.	2,600,000	5,717
	Taiwan Semiconductor Co. Ltd.	3,138,000	5,676
	Everlight Electronics Co. Ltd.	5,573,000	5,581
	Chlitina Holding Ltd.	674,000	5,516
	Gloria Material Technology Corp.	8,615,640	5,511
	Tainan Spinning Co. Ltd.	13,872,000	5,413
	Sitronix Technology Corp.	1,314,000	5,412
	AcBel Polytech Inc.	7,390,000	5,391
	Greatek Electronics Inc.	3,882,000	5,374
	Test Research Inc.	3,068,000	5,349
	Darfon Electronics Corp.	3,452,000	5,336
	Arcadyan Technology Corp.	1,920,000	5,325
	Namchow Holdings Co. Ltd.	3,072,000	5,299
	Faraday Technology Corp.	3,188,000	5,264
	Foxsemicon Integrated Technology Inc.	1,126,242	5,228
	Prince Housing & Development Corp.	14,379,000	5,188
	TXC Corp.	4,337,000	5,062
	UPC Technology Corp.	12,312,589	5,034
	Wah Lee Industrial Corp.	2,870,000	5,027
	Sigurd Microelectronics Corp.	5,021,000	5,014
	YC INOX Co. Ltd.	5,911,200	5,005
	Ginko International Co. Ltd.	728,000	4,991
	Aten International Co. Ltd.	1,639,000	4,953
	Lealea Enterprise Co. Ltd.	14,875,000	4,843
	PharmaEngine Inc.	1,396,457	4,819
*	Via Technologies Inc.	3,822,000	4,789
	YungShin Global Holding Corp.	3,486,000	4,750
	Nan Ya Printed Circuit Board Corp.	3,145,521	4,737
	Syncmold Enterprise Corp.	1,657,500	4,685
	Xxentria Technology Materials Corp.	1,840,000	4,660
*	Medigen Biotechnology Corp.	1,871,000	4,639
	BES Engineering Corp.	18,337,000	4,632
*	Wei Chuan Foods Corp.	5,238,000	4,584
	USI Corp.	11,935,861	4,581
	Cleanaway Co. Ltd.	810,000	4,470
	Goldsun Building Materials Co. Ltd.	16,588,000	4,463
	Flytech Technology Co. Ltd.	1,754,000	4,447

67

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	A-DATA Technology Co. Ltd.	2,710,000	4,388
	SDI Corp.	1,927,236	4,369
	China General Plastics Corp.	5,876,442	4,325
*	Radium Life Tech Co. Ltd.	9,855,000	4,321
*	Yang Ming Marine Transport Corp.	15,154,725	4,306
*	Pan Jit International Inc.	4,864,000	4,294
	Chunghwa Precision Test Tech Co. Ltd.	268,443	4,191
	Rechi Precision Co. Ltd.	4,972,000	4,161
	Quanta Storage Inc.	2,255,000	4,154
	Jentech Precision Industrial Co. Ltd.	1,093,000	4,149
*	HannsTouch Solution Inc.	8,494,000	4,143
	Firich Enterprises Co. Ltd.	3,006,040	4,120
	Elite Advanced Laser Corp.	1,939,349	4,114
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	4,094
	Li Cheng Enterprise Co. Ltd.	1,863,713	4,087
*	AmTRAN Technology Co. Ltd.	10,479,000	4,054
	Holtek Semiconductor Inc.	1,680,483	4,028
	Swancor Holding Co. Ltd.	1,306,000	3,992
*	Unizyx Holding Corp.	5,295,000	3,957
	Darwin Precisions Corp.	6,309,000	3,944
	IEI Integration Corp.	3,508,200	3,892
	Kinik Co.	1,929,000	3,855
	Soft-World International Corp.	1,617,000	3,831
	Hsin Kuang Steel Co. Ltd.	3,864,000	3,825
	Mercuries & Associates Holding Ltd.	6,702,568	3,797
	Zeng Hsing Industrial Co. Ltd.	777,000	3,791
	Formosa International Hotels Corp.	744,000	3,781
*	Lotus Pharmaceutical Co. Ltd.	1,239,000	3,772
	OptoTech Corp.	4,968,103	3,743
	Everlight Chemical Industrial Corp.	6,884,200	3,723
	Pixart Imaging Inc.	1,151,000	3,686
	Pharmally International Holding Co. Ltd.	528,728	3,667
	Sporton International Inc.	616,459	3,657
	Kindom Construction Corp.	5,222,000	3,564
*	D-Link Corp.	7,598,000	3,548
	Depo Auto Parts Ind Co. Ltd.	1,579,000	3,534
	Hu Lane Associate Inc.	1,257,000	3,526
	Ho Tung Chemical Corp.	15,494,459	3,485
	Taiflex Scientific Co. Ltd.	2,698,920	3,480
*	Orient Semiconductor Electronics Ltd.	6,652,792	3,453
	TA-I Technology Co. Ltd.	2,049,000	3,449
	Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	3,404
	momo.com Inc.	380,000	3,391
*	Taiwan Land Development Corp.	11,881,201	3,364
	Test Rite International Co. Ltd.	4,897,000	3,362
	Gemtek Technology Corp.	3,989,000	3,361
	China Metal Products	2,760,000	3,357
*	Roo Hsing Co. Ltd.	7,473,000	3,343
	ScinoPharm Taiwan Ltd.	3,986,576	3,272
	Casetek Holdings Ltd.	1,952,364	3,270
	CyberTAN Technology Inc.	6,098,000	3,242
*	Cheng Mei Materials Technology Corp.	7,609,000	3,167
	Dynapack International Technology Corp.	1,939,000	3,121
	Wowprime Corp.	1,036,000	3,114
	Elite Semiconductor Memory Technology Inc.	2,887,000	3,054
	Concraft Holding Co. Ltd.	706,712	3,038
	TaiDoc Technology Corp.	603,000	2,999
	Long Bon International Co. Ltd.	5,334,100	2,979
	Taiwan Cogeneration Corp.	3,361,000	2,926
	Lite-On Semiconductor Corp.	2,592,000	2,911
	Brogent Technologies Inc.	488,400	2,830
	Posiflex Technology Inc.	787,764	2,780
	Chaun-Choung Technology Corp.	492,000	2,756
	Sampo Corp.	5,064,800	2,738

68

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	ASE Technology Holding Co. Ltd. ADR	600,636	2,733
*	WUS Printed Circuit Co. Ltd.	3,243,600	2,692
	KEE TAI Properties Co. Ltd.	7,078,000	2,656
	Yulon Nissan Motor Co. Ltd.	310,188	2,600
	Nantex Industry Co. Ltd.	2,457,000	2,595
	Formosan Rubber Group Inc.	4,658,135	2,595
	FocalTech Systems Co. Ltd.	3,180,000	2,591
	Wisdom Marine Lines Co. Ltd.	2,717,844	2,586
	TYC Brother Industrial Co. Ltd.	2,895,000	2,562
	Taiyen Biotech Co. Ltd.	2,457,000	2,530
	Altek Corp.	2,882,000	2,505
	Adlink Technology Inc.	1,843,790	2,502
	Supreme Electronics Co. Ltd.	2,447,000	2,443
	Global Brands Manufacture Ltd.	5,173,000	2,425
	Global Mixed Mode Technology Inc.	915,000	2,425
	Ta Ya Electric Wire & Cable	6,850,000	2,422
	Basso Industry Corp.	1,277,000	2,412
	Alpha Networks Inc.	3,710,000	2,399
*	CSBC Corp. Taiwan	2,834,540	2,392
*	Ichia Technologies Inc.	4,266,000	2,386
	Tung Thih Electronic Co. Ltd.	1,005,000	2,371
*	XinTec Inc.	1,840,225	2,369
	Advanced Wireless Semiconductor Co.	1,420,000	2,326
	Lextar Electronics Corp.	3,956,663	2,245
	Globe Union Industrial Corp.	3,939,000	2,226
	Sinyi Realty Inc.	2,158,391	2,197
	Sonix Technology Co. Ltd.	2,123,000	2,160
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	2,158
*	Microbio Co. Ltd.	4,422,000	2,098
*	Etron Technology Inc.	6,578,000	2,095
	Asia Polymer Corp.	4,534,854	2,093
	Sunplus Technology Co. Ltd.	5,086,000	2,093
	Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,088
	L&K Engineering Co. Ltd.	2,341,000	2,084
	Cyberlink Corp.	852,000	2,069
*	Shining Building Business Co. Ltd.	6,279,840	2,064
	Jess-Link Products Co. Ltd.	1,986,750	2,053
	Taiwan FamilyMart Co. Ltd.	285,000	2,039
*	Federal Corp.	5,681,040	1,996
	Iron Force Industrial Co. Ltd.	717,000	1,974
	ITE Technology Inc.	1,728,000	1,962
	CHC Healthcare Group	1,412,899	1,844
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,837
	Tyntek Corp.	3,254,000	1,814
*	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,780
	Weltrend Semiconductor	2,093,567	1,778
	Lingsen Precision Industries Ltd.	5,417,000	1,682
*	Unity Opto Technology Co. Ltd.	5,295,000	1,681
*	Gold Circuit Electronics Ltd.	4,135,000	1,680
*	Li Peng Enterprise Co. Ltd.	7,079,000	1,672
*	Kuo Toong International Co. Ltd.	2,342,950	1,671
	Ability Enterprise Co. Ltd.	3,587,491	1,657
	Rich Development Co. Ltd.	5,537,000	1,627
*	AGV Products Corp.	7,062,370	1,612
*	Motech Industries Inc.	5,585,883	1,549
	Run Long Construction Co. Ltd.	718,000	1,540
	Toung Loong Textile Manufacturing	967,000	1,508
	Kung Long Batteries Industrial Co. Ltd.	281,000	1,493
	Senao International Co. Ltd.	1,290,000	1,486
	China Electric Manufacturing Corp.	4,538,000	1,466
	Zinwell Corp.	1,943,000	1,444
	Evergreen International Storage & Transport Corp.	3,228,000	1,438
	Huang Hsiang Construction Corp.	1,545,000	1,393
	Concord Securities Co. Ltd.	5,802,500	1,381

69

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	FSP Technology Inc.	1,896,120	1,280
*	Phihong Technology Co. Ltd.	3,758,000	1,249
	Elitegroup Computer Systems Co. Ltd.	3,216,000	1,245
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,242
	Chung Hwa Pulp Corp.	4,020,000	1,242
	Infortrend Technology Inc.	2,973,000	1,227
	Chun Yuan Steel	3,524,000	1,192
	Bank of Kaohsiung Co. Ltd.	3,728,309	1,166
*	Silicon Integrated Systems Corp.	3,998,468	1,145
	Sincere Navigation Corp.	2,046,000	1,139
	Johnson Health Tech Co. Ltd.	787,000	1,127
	Sheng Yu Steel Co. Ltd.	1,687,000	1,054
*	ALI Corp.	2,977,000	1,042
	MIN AIK Technology Co. Ltd.	1,807,200	928
	Advanced International Multitech Co. Ltd.	561,000	836
	Gigasolar Materials Corp.	316,000	821
*	Dynamic Electronics Co. Ltd.	2,613,000	795
	Vivotek Inc.	202,000	736
	Nien Hsing Textile Co. Ltd.	804,375	734
	Kuoyang Construction Co. Ltd.	1,784,000	692
*	Gigastorage Corp.	3,550,000	691
	Universal Cement Corp.	1,014,991	654
*,§	XPEC Entertainment Inc.	988,965	422
	Jih Sun Financial Holdings Co. Ltd.	1,111,692	353
	Yungtay Engineering Co. Ltd.	162,000	338
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	131,000	311
*	E-Ton Solar Tech Co. Ltd.	1,680,673	155
*	OBI Pharma Inc. Rights Exp. 05/07/2019	123,917	82
*	Green Energy Technology Inc.	2,819,000	29
*,§	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			12,163,181
Thailand (3.7%)
	PTT PCL (Foreign)	222,870,749	340,236
*	CP ALL PCL (Foreign)	81,561,161	198,124
	Airports of Thailand PCL (Foreign)	66,879,686	143,562
	Siam Commercial Bank PCL (Foreign)	32,096,966	131,776
*	Kasikornbank PCL (Foreign)	19,861,735	118,915
	Bangkok Dusit Medical Services PCL	137,984,095	110,250
*	Siam Cement PCL NVDR	7,215,996	104,462
	Advanced Info Service PCL (Foreign)	17,516,796	104,329
*	Central Pattana PCL (Foreign)	39,052,524	92,433
	PTT Exploration & Production PCL (Foreign)	21,355,284	89,226
*	Siam Cement PCL (Foreign)	5,822,488	84,289
	PTT Global Chemical PCL	31,797,779	68,555
	Minor International PCL (Foreign)	54,810,765	64,444
*	Kasikornbank PCL NVDR	10,585,375	63,376
^	Intouch Holdings PCL NVDR	27,499,717	51,277
*	BTS Group Holdings PCL (Foreign)	136,896,535	50,621
*	Bangkok Bank PCL (Local)	7,829,386	49,747
	Charoen Pokphand Foods PCL (Foreign)	58,230,817	49,723
	Energy Absolute PCL	25,705,296	44,902
	Krung Thai Bank PCL (Foreign)	74,718,984	44,260
	Home Product Center PCL	89,916,884	44,245
	Bangkok Expressway & Metro PCL	127,991,922	43,706
	Electricity Generating PCL (Foreign)	4,367,011	40,494
^	Indorama Ventures PCL	26,869,235	38,534
^	Digital Telecommunications Infrastructure Fund	72,357,722	36,042
^	Banpu PCL (Foreign)	67,823,355	34,879
*	Gulf Energy Development PCL	10,536,409	34,508
	Thai Oil PCL (Foreign)	15,701,755	34,062
	Land & Houses PCL NVDR	96,953,180	34,041
*	Bumrungrad Hospital PCL (Foreign)	5,329,174	29,557
	Krungthai Card PCL	21,477,031	27,275
	IRPC PCL (Foreign)	151,732,822	26,852

70

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
^	True Corp. PCL	165,871,588	26,779
*	Thai Union Frozen Products PCL (Foreign)	45,196,179	26,764
*,^	Berli Jucker PCL (Foreign)	16,508,190	26,641
	Ratch Group PCL	13,092,796	25,562
*	Thanachart Capital PCL (Foreign)	14,159,456	23,524
	Siam Commercial Bank PCL	5,653,520	23,211
	TMB Bank PCL	343,183,991	21,707
	Kiatnakin Bank PCL	10,358,070	21,427
	Glow Energy PCL (Foreign)	6,968,329	19,981
	BTS Rail Mass Transit Growth Infrastructure Fund	47,841,773	18,436
^	Bangchak Corp. PCL	17,575,166	17,886
^	Muangthai Capital PCL	10,907,545	17,624
	Central Plaza Hotel PCL	12,856,413	17,229
*	Total Access Communication PCL NVDR	10,367,200	16,484
^	Tisco Financial Group PCL (Foreign)	6,108,568	16,037
^	CH Karnchang PCL	18,277,163	15,324
^	Robinson PCL	8,244,571	15,055
	VGI Global Media PCL	48,827,200	14,754
^	WHA Corp. PCL	106,014,406	14,545
^	Jasmine Broadband Internet Infrastructure Fund	45,403,307	14,510
^	Sino-Thai Engineering & Construction PCL	18,324,463	14,499
	Srisawad Corp. PCL	8,389,457	14,410
	Krung Thai Bank PCL NVDR	23,231,000	13,761
^	Supalai PCL	19,492,285	13,487
*,^	Siam Global House PCL	22,450,712	12,176
	Quality Houses PCL	119,352,951	11,075
^	Global Power Synergy PCL	5,585,704	10,900
^	Bangkok Land PCL	207,009,078	10,183
^	Siam City Cement PCL (Foreign)	1,493,206	10,152
^	Tisco Financial Group PCL NVDR	3,847,593	10,101
^	Asian Property Development PCL (Foreign)	40,025,942	9,892
	Bangkok Chain Hospital PCL	17,187,645	9,802
^	Hana Microelectronics PCL (Foreign)	9,605,483	9,794
	CK Power PCL	52,558,872	9,637
	Major Cineplex Group PCL	10,728,097	9,583
^	TTW PCL	24,577,534	9,537
^	B Grimm Power PCL	8,897,787	9,409
^	KCE Electronics PCL	11,901,414	9,245
^	Amata Corp. PCL	12,302,277	8,638
	TPI Polene PCL	137,601,361	8,536
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	12,183,671	8,090
	Star Petroleum Refining PCL	23,334,868	7,749
	MBK PCL	11,754,854	7,740
^	Carabao Group PCL	4,183,605	7,644
^	Jasmine International PCL	42,779,655	7,512
*,^	Thai Airways International PCL (Foreign)	18,774,768	7,474
^	Sansiri PCL (Foreign)	166,377,006	7,452
^	Esso Thailand PCL	20,298,173	7,058
^	Bangkok Life Assurance PCL (Foreign)	7,759,866	6,871
*	Kasikornbank PCL	1,101,500	6,595
^	Thai Vegetable Oil PCL	7,736,411	6,541
*,^	Pruksa Holding PCL	11,004,630	6,482
^	Gunkul Engineering PCL	72,332,866	6,257
^	TOA Paint Thailand PCL	6,261,134	6,181
*	AEON Thana Sinsap Thailand PCL	1,052,400	6,087
^	Tipco Asphalt PCL	10,464,130	5,903
^	Sri Trang Agro-Industry PCL	14,357,661	5,895
	Chularat Hospital PCL	92,915,946	5,709
^	Banpu Power PCL	7,469,139	5,334
*,§	Pruksa Real Estate PCL (Foreign)	11,775,000	4,950
	Origin Property PCL	18,883,319	4,673
^	GFPT PCL	9,542,696	4,638
^	Intouch Holdings PCL	2,462,900	4,592
^	Bangkok Airways PCL	12,190,224	4,507

71

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
*,^	Super Energy Corp. PCL	228,070,919	4,503
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (Foreign)	10,392,500	4,398
*,^	BEC World PCL (Foreign)	15,507,927	4,375
^	TPI Polene Power PCL	21,970,440	4,265
*	Thoresen Thai Agencies PCL (Foreign)	24,548,787	4,115
*,^	Italian-Thai Development PCL	55,464,431	4,067
^	Beauty Community PCL	18,407,896	4,011
	SPCG PCL	6,739,404	3,801
	U City PCL	51,393,469	3,672
^	Unique Engineering & Construction PCL	11,265,709	3,637
^	LPN Development PCL	16,412,497	3,598
^	Taokaenoi Food & Marketing PCL	10,152,881	3,437
*,^	Precious Shipping PCL	12,568,363	3,274
	Land & Houses PCL (Foreign)	8,920,084	3,132
^	PTG Energy PCL	8,794,646	3,033
^	Univentures PCL	15,102,951	2,983
	IMPACT Growth REIT	3,997,937	2,959
^	Samart Corp. PCL	11,631,020	2,736
^	BCPG PCL	4,759,182	2,701
^	Workpoint Entertainment PCL	3,587,334	2,620
*,^	Thaicom PCL	12,516,385	2,570
*	Group Lease PCL (Foreign)	10,526,224	2,475
*,^,§	Inter Far East Energy Corp.	25,084,660	2,436
	MK Restaurants Group PCL	1,062,500	2,422
^	Thaifoods Group PCL	18,733,275	1,950
*	Siam Makro PCL (Foreign)	1,814,900	1,934
	Cal-Comp Electronics Thailand PCL	28,438,775	1,695
*	North Bangkok Power Plant Block 1 Infrastructure Fund - EGATund - EGAT	4,393,800	1,637
*	Total Access Communication PCL (Foreign)	720,845	1,146
^	Bangkok Life Assurance PCL	907,568	804
*	Group Lease PCL NVDR	2,827,000	665
*,^	Thai Reinsurance PCL	20,011,700	520
^	Bangkok Life Assurance PCL NVDR	463,500	410
^	Maybank Kim Eng Securities Thailand PCL	1,180,200	374
*	VGI Global Media PCL (F) Warrants Exp. 12/31/2022	10,681,940	278
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	10,213,708	266
*	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	524,800	222
*	Bangkok Bank PCL (Foreign)	4,055	95
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	44,649,180	70
*	Samart Corp. PCL Warrants Exp. 05/08/2021	3,873,466	62
*	Siam Makro PCL	56,000	60
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,806,270	36
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	6,650,153	33
	Vibhavadi Medical Center PCL	377,000	23
*	Group Lease PCL	12,725	3
			3,282,436
Turkey (0.7%)
	BIM Birlesik Magazalar AS	3,593,188	50,008
*	Turkiye Garanti Bankasi AS	33,176,701	45,552
*	Akbank TAS	42,126,042	43,310
	Tupras Turkiye Petrol Rafinerileri AS	1,971,293	40,772
	KOC Holding AS	13,977,104	38,000
	Turkcell Iletisim Hizmetleri AS	17,403,374	36,500
	Eregli Demir ve Celik Fabrikalari TAS	21,733,979	33,417
*	Turk Hava Yollari AO	8,844,046	21,243
*	Turkiye Is Bankasi AS	22,470,058	20,234
	Haci Omer Sabanci Holding AS (Bearer)	14,531,522	18,786
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,077,801	13,993
	Tekfen Holding AS	2,833,929	12,658
	TAV Havalimanlari Holding AS	2,841,030	12,060
	Turkiye Vakiflar Bankasi TAO	16,945,526	11,510
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,428,358	11,392
	Turkiye Sise ve Cam Fabrikalari AS	10,533,648	10,778
	Turkiye Halk Bankasi AS	10,207,481	10,031

72

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

		Shares	Market Value ($000)
	Petkim Petrokimya Holding AS	12,575,560	9,434
	Ford Otomotiv Sanayi AS	1,028,362	9,090
*	Yapi ve Kredi Bankasi AS	26,114,672	9,078
	Ulker Biskuvi Sanayi AS	2,708,104	8,635
*	Arcelik AS	2,796,256	8,607
	Soda Sanayii AS	6,126,809	7,971
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,637,557	7,766
	Enka Insaat ve Sanayi AS	8,207,088	7,390
	Tofas Turk Otomobil Fabrikasi AS	2,157,507	6,490
	Coca-Cola Icecek AS	1,203,243	6,391
*	Sok Marketler Ticaret AS	4,025,105	6,234
*	Turk Telekomunikasyon AS	8,215,137	5,875
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	14,498,855	5,504
*	Koza Altin Isletmeleri AS	736,193	5,257
*	Turkiye Sinai Kalkinma Bankasi AS	26,754,475	3,367
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,356,690	3,125
	AG Anadolu Grubu Holding AS	1,304,369	2,776
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	427,769	2,736
	Trakya Cam Sanayii AS	4,788,345	2,546
	Dogan Sirketler Grubu Holding AS	14,256,775	2,537
*	Pegasus Hava Tasimaciligi AS	463,703	2,407
	Aygaz AS	1,459,442	2,259
*	Sasa Polyester Sanayi AS	2,046,943	2,084
*,2	MLP Saglik Hizmetleri AS	1,033,699	2,067
2	Enerjisa Enerji AS	2,126,964	1,919
*	Vestel Elektronik Sanayi ve Ticaret AS	905,864	1,821
	Otokar Otomotiv Ve Savunma Sanayi AS	89,952	1,690
	Aksigorta AS	2,165,685	1,533
*	Iskenderun Demir ve Celik AS	1,307,056	1,517
*	Bera Holding AS	4,583,223	1,368
	Kordsa Teknik Tekstil AS	662,121	1,325
*	Migros Ticaret AS	559,686	1,294
*	Turk Traktor ve Ziraat Makineleri AS	271,664	1,264
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,656,618	1,232
	Dogus Otomotiv Servis ve Ticaret AS	1,475,707	1,141
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,991,509	1,134
	Polisan Holding AS	2,218,841	1,089
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,451,151	1,076
*	Logo Yazilim Sanayi Ve Ticaret AS	156,776	1,006
	Aksa Akrilik Kimya Sanayii AS	661,319	903
	Anadolu Cam Sanayii AS	1,671,735	861
*	Is Gayrimenkul Yatirim Ortakligi AS	5,207,302	857
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,818,988	855
*	Albaraka Turk Katilim Bankasi AS	3,535,741	848
*	Zorlu Enerji Elektrik Uretim AS	3,994,065	838
*	Sekerbank Turk AS	4,862,986	824
*	Cimsa Cimento Sanayi VE Ticaret AS	732,267	806
	Akcansa Cimento AS	744,618	804
*	Aksa Enerji Uretim AS Class B	2,002,973	790
	EGE Endustri VE Ticaret AS	10,855	758
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,550,899	588
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,268,965	532
*	Afyon Cimento Sanayi TAS	742,581	532
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,443,642	426
*	Tat Gida Sanayi AS	593,638	413
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,709	325
*	NET Holding AS	978,177	279
*	Gubre Fabrikalari TAS	564,879	253
	Alarko Holding AS	525,178	235
*	Bizim Toptan Satis Magazalari AS	153,215	206
	Adana Cimento Sanayii TAS Class A	146,899	172
	Konya Cimento Sanayii AS	4,239	132
*	Akenerji Elektrik Uretim AS	915,565	86
*	Turcas Petrol AS	163,168	38

73

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

				Shares	Market Value ($000)
*,§	Asya Katilim Bankasi AS			6,317,442	—
					593,640
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC			42,696,438	185,960
	Emirates Telecommunications Group Co. PJSC			27,445,395	124,808
	Abu Dhabi Commercial Bank PJSC			41,298,674	111,070
	Emaar Properties PJSC			55,314,706	72,483
	DP World plc			2,552,499	51,010
	Dubai Islamic Bank PJSC			27,638,219	38,876
	Aldar Properties PJSC			55,464,787	26,903
	Emaar Malls PJSC			33,809,861	16,045
	Abu Dhabi National Oil Co. for Distribution PJSC			21,460,449	15,198
	Emaar Development PJSC			13,344,616	14,218
	Abu Dhabi Islamic Bank PJSC			9,800,738	12,760
	Dana Gas PJSC			47,574,573	12,401
*	Air Arabia PJSC			41,446,337	11,514
	Dubai Investments PJSC			28,070,301	10,400
	DAMAC Properties Dubai Co. PJSC			28,190,542	9,496
*	Arabtec Holding PJSC			13,163,500	7,422
	Amanat Holdings PJSC			24,172,162	6,850
*	Dubai Financial Market PJSC			31,274,824	6,571
*	Deyaar Development PJSC			31,733,768	3,086
*	DXB Entertainments PJSC			48,123,702	3,069
*	Eshraq Properties Co. PJSC			21,838,704	2,748
*	RAK Properties PJSC			20,584,860	2,671
*	Union Properties PJSC			18,433,879	1,908
*,§	Drake & Scull International PJSC			4,230,859	426
					747,893
Total Common Stocks (Cost $74,688,022)					87,723,526

		Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.6%)
3,4	Vanguard Market Liquidity Fund	2.545%		23,211,872	2,321,419

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.398%—2.411%	5/23/19	29,000	28,959
5	United States Treasury Bill	2.501%	5/30/19	3,000	2,994
5	United States Treasury Bill	2.397%—2.407%	6/13/19	8,000	7,977
5	United States Treasury Bill	2.404%—2.419%	6/20/19	20,000	19,934
5	United States Treasury Bill	2.396%	7/11/19	10,000	9,953
					69,817
Total Temporary Cash Investments (Cost $2,391,017)					2,391,236
Total Investments (101.1%) (Cost $77,079,039)					90,114,762
Other Assets and Liabilities—Net (-1.1%)[4,5]					(1,017,484)
Net Assets (100%)					89,097,278

*                   Non-income-producing security.

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $747,802,000.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.

74

Vanguard® Emerging Markets Stock Index Fund

Schedule of Investments

April 30, 2019

2                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $1,771,970,000, representing 2.0% of net assets.

3                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4                 Includes $798,402,000 of collateral received for securities on loan, of which $798,326,000 is held in Vanguard Market Liquidity Fund and $76,000 is held in cash.

5                 Securities with a value of $69,817,000 and cash of $2,245,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

75

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5332 062019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.